UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance U.S. Government Money Market Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
U.S. Government Money Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance
U.S. Government Money Market Fund
April 30, 2012
Portfolio Managers Thomas H. Luster, CFA, and Maria Cappellano
Performance1

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	1/27/1975	0.00%	0.00%	1.12%	1.57%	—
Class B at NAV	12/7/2009	0.00	0.00	—	—	0.00%
Class B with 5% Maximum Sales Charge	—	-5.00	-5.00	—	—	-1.68
Class C at NAV	12/7/2009	0.00	0.00	—	—	0.00
Class C with 1% Maximum Sales Charge	—	-1.00	-1.00	—	—	0.00

7-Day SEC Yield[2]				Class A	Class B	Class C

				0.00%	0.00%	0.00%

% Total Annual Operating Expense Ratios[3]				Class A	Class B	Class C

				0.68%	1.58%	1.58%
Fund Profile

Asset Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
U.S. Government Money Market Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[2]	7-Day SEC Yield is annualized net investment income per share for the seven days ended on the date shown. Yields are historical, will fluctuate and can more closely reflect the current earnings of a fund than the total return quotation. Absent waiver of fees and reimbursement of expenses by affiliates, the returns would be lower. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

3

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual
Class A	$1,000.00	$1,000.00	$0.40	**	0.08%
Class B	$1,000.00	$1,000.00	$0.40	**	0.08%
Class C	$1,000.00	$1,000.00	$0.40	**	0.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,024.50	$0.40	**	0.08%
Class B	$1,000.00	$1,024.50	$0.40	**	0.08%
Class C	$1,000.00	$1,024.50	$0.40	**	0.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Portfolio of Investments (Unaudited)

U.S. Government Agency Obligations — 61.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
0.191%, 2/21/13(1)	$1,250	$1,250,000
0.231%, 3/6/13(1)	1,000	1,000,124

		$2,250,124

Federal Home Loan Bank:
0.21%, 7/18/12(1)	$10,000	$9,999,783
0.201%, 9/4/12(1)	2,500	2,499,744
0.24%, 9/19/12(1)	2,500	2,499,903
Discount Note, 0.085%, 5/4/12	870	869,994
Discount Note, 0.09%, 5/4/12	2,500	2,499,981
Discount Note, 0.10%, 5/4/12	4,225	4,224,965
Discount Note, 0.09%, 5/9/12	2,246	2,245,955
Discount Note, 0.05%, 5/11/12	2,000	1,999,972
Discount Note, 0.10%, 5/11/12	4,178	4,177,884
Discount Note, 0.08%, 5/18/12	264	263,990
Discount Note, 0.10%, 5/18/12	1,290	1,289,939
Discount Note, 0.10%, 5/22/12	1,500	1,499,912
Discount Note, 0.11%, 5/23/12	1,894	1,893,873
Discount Note, 0.115%, 5/25/12	1,238	1,237,905
Discount Note, 0.075%, 5/30/12	2,200	2,199,867
Discount Note, 0.10%, 6/6/12	1,333	1,332,867
Discount Note, 0.09%, 6/20/12	1,122	1,121,860
Discount Note, 0.067%, 7/5/12	5,000	4,999,395
Discount Note, 0.12%, 7/11/12	904	903,786
Discount Note, 0.095%, 7/13/12	500	499,904

		$48,261,479

Federal Home Loan Mortgage Corp.:
0.30%, 1/24/13(1)	$3,850	$3,852,855
Discount Note, 0.07%, 5/7/12	1,199	1,198,986
Discount Note, 0.08%, 5/16/12	2,000	1,999,933
Discount Note, 0.10%, 5/21/12	2,454	2,453,864
Discount Note, 0.092%, 6/4/12	1,750	1,749,848
Discount Note, 0.105%, 6/12/12	750	749,908
Discount Note, 0.11%, 7/10/12	2,000	1,999,572
Discount Note, 0.12%, 7/17/12	2,200	2,199,435
Discount Note, 0.09%, 7/30/12	668	667,850
Discount Note, 0.12%, 7/30/12	175	174,947
Discount Note, 0.11%, 8/6/12	1,050	1,049,689
Discount Note, 0.12%, 8/14/12	750	749,737

		$18,846,624

Federal National Mortgage Association:
0.39%, 9/13/12(1)	$2,500	$2,500,934
0.36%, 11/23/12(1)	1,200	1,200,753
Discount Note, 0.08%, 5/1/12	2,000	2,000,000
Discount Note, 0.10%, 5/2/12	1,600	1,599,996
Discount Note, 0.06%, 6/13/12	1,131	1,130,919
Discount Note, 0.11%, 6/20/12	1,400	1,399,786
Discount Note, 0.09%, 7/11/12	1,553	1,552,724
Discount Note, 0.09%, 7/16/12	214	213,959
Discount Note, 0.125%, 8/1/12	1,500	1,499,521
Discount Note, 0.14%, 8/29/12	3,200	3,198,507
Discount Note, 0.11%, 10/1/12	458	457,786

		$16,754,885

Total U.S. Government Agency Obligations
(amortized cost $86,113,112)		$86,113,112

U.S. Treasury Obligations — 39.0%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.06%, 5/3/12	$721	$720,998
U.S. Treasury Bill, 0.07%, 5/3/12	1,710	1,709,993
U.S. Treasury Bill, 0.04%, 5/10/12	2,000	1,999,981
U.S. Treasury Bill, 0.05%, 5/17/12	2,000	1,999,959
U.S. Treasury Bill, 0.05%, 5/24/12	1,615	1,614,951
U.S. Treasury Bill, 0.06%, 7/5/12	1,750	1,749,828
U.S. Treasury Bill, 0.06%, 7/12/12	1,750	1,749,790
U.S. Treasury Bill, 0.09%, 7/12/12	2,087	2,086,637
U.S. Treasury Bill, 0.08%, 7/19/12	2,500	2,499,589
U.S. Treasury Bill, 0.09%, 7/26/12	2,500	2,499,492
U.S. Treasury Bill, 0.09%, 8/2/12	1,750	1,749,616
U.S. Treasury Bill, 0.10%, 8/2/12	400	399,893
U.S. Treasury Bill, 0.11%, 8/9/12	650	649,803
U.S. Treasury Bill, 0.12%, 8/9/12	1,500	1,499,500
U.S. Treasury Bill, 0.11%, 8/16/12	2,100	2,099,313
U.S. Treasury Bill, 0.10%, 8/23/12	944	943,707
U.S. Treasury Bill, 0.10%, 8/23/12	1,360	1,359,559
U.S. Treasury Bill, 0.13%, 8/30/12	1,339	1,338,440
U.S. Treasury Bill, 0.14%, 8/30/12	806	805,634
U.S. Treasury Bill, 0.14%, 8/30/12	694	693,682
U.S. Treasury Bill, 0.11%, 9/6/12	1,430	1,429,446
U.S. Treasury Bill, 0.13%, 9/6/12	1,070	1,069,509
U.S. Treasury Bill, 0.14%, 9/13/12	2,500	2,498,673
U.S. Treasury Bill, 0.10%, 9/20/12	2,500	2,498,989
U.S. Treasury Bill, 0.11%, 10/4/12	1,250	1,249,382
U.S. Treasury Bill, 0.13%, 10/4/12	1,250	1,249,301
U.S. Treasury Bill, 0.11%, 10/11/12	2,500	2,498,811

See Notes to Financial Statements.
5

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.13%, 10/18/12	$1,224	$1,223,246
U.S. Treasury Note, 1.38%, 5/15/12	3,200	3,201,620
U.S. Treasury Note, 0.75%, 5/31/12	5,000	5,002,677
U.S. Treasury Note, 0.63%, 7/31/12	2,100	2,102,901

Total U.S. Treasury Obligations
(amortized cost $54,194,920)		$54,194,920

Total Investments — 100.9%
(amortized cost $140,308,032)(2)		$140,308,032

Other Assets, Less Liabilities — (0.9)%		$(1,210,919)

Net Assets — 100.0%		$139,097,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(2)	Cost for federal income taxes is the same.

See Notes to Financial Statements.
6

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments, at amortized cost	$140,308,032
Cash	413
Interest receivable	44,552
Receivable for Fund shares sold	12,242
Receivable from affiliate	13,707

Total assets	$140,378,946

Liabilities

Payable for Fund shares redeemed	$1,233,746
Payable to affiliate:
Trustees’ fees	668
Accrued expenses	47,419

Total liabilities	$1,281,833

Net Assets	$139,097,113

Sources of Net Assets

Paid-in capital	$139,292,246
Accumulated net realized loss	(195,145)
Accumulated undistributed net investment income	12

Total	$139,097,113

Class A Shares

Net Assets	$101,368,209
Shares Outstanding*	101,599,283
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class B Shares

Net Assets	$18,355,579
Shares Outstanding*	18,353,980
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

Class C Shares

Net Assets	$19,373,325
Shares Outstanding*	19,371,937
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$1.00

*	Shares of beneficial interest have no par value and unlimited authorization.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest	$75,143

Total investment income	$75,143

Expenses

Investment adviser fee	$487,054
Distribution and service fees
Class B	95,507
Class C	116,334
Trustees’ fees and expenses	4,038
Custodian fee	52,644
Transfer and dividend disbursing agent fees	69,967
Legal and accounting services	14,184
Printing and postage	14,748
Registration fees	37,285
Miscellaneous	9,634

Total expenses	$901,395

Deduct —
Reduction of custodian fee	$66
Waiver of fees and reimbursement of expenses by affiliates	826,186

Total expense reductions	$826,252

Net expenses	$75,143

Net investment income	$—

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$5,102

Net realized gain	$5,102

Net increase in net assets from operations	$5,102

See Notes to Financial Statements.
8

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$—	$49
Net realized gain from investment transactions and disposal of investments in violation of restrictions	5,102	4,151

Net increase in net assets from operations	$5,102	$4,200

Distributions to shareholders —
From net investment income
Class A	$—	$(46)
Class B	—	(2)
Class C	—	(1)

Total distributions to shareholders	$—	$(49)

Transactions in shares of beneficial interest at Net Asset Value of $1.00 per share —
Proceeds from sale of shares
Class A	$76,153,857	$672,606,538
Class B	1,344,522	13,954,965
Class C	10,306,879	55,270,782
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	12
Class B	—	2
Class C	—	1
Cost of shares redeemed
Class A	(210,907,635)	(563,042,896)
Class B	(5,629,039)	(17,453,441)
Class C	(21,140,546)	(35,394,321)
Net asset value of shares exchanged
Class A	1,151,635	7,990,708
Class B	(1,151,635)	(7,990,708)

Net increase (decrease) in net assets from Fund share transactions	$(149,871,962)	$125,941,642

Net increase (decrease) in net assets	$(149,866,860)	$125,945,793

Net Assets

At beginning of period	$288,963,973	$163,018,180

At end of period	$139,097,113	$288,963,973

Accumulated undistributed net investment income included in net assets

At end of period	$12	$12

See Notes to Financial Statements.
9

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Financial Highlights

	Class A(1)

	Six Months Ended		Year Ended October 31,
	April 30, 2012										Period Ended		Year Ended
	(Unaudited)		2011		2010		2009		2008		October 31, 2007(2)		December 31, 2006

Net asset value — Beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income(3)	$—		$0.000	(4)	$0.000	(4)	$0.002		$0.030		$0.040		$0.043

Less Distributions

From net investment income	$—		$(0.000	)(4)	$(0.000	)(4)	$(0.002)		$(0.030)		$(0.040)		$(0.043)
Tax return of capital	—		—		—		(0.000	)(4)	—		—		—

Total distributions	$—		$(0.000)		$(0.000)		$(0.002)		$(0.030)		$(0.040)		$(0.043)

Net asset value — End of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(5)	0.00	%(6)	0.00	%(7)(8)	0.00	%(7)	0.17%		3.02%		4.04	%(6)	4.40	%(9)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$101,368		$234,966		$117,409		$178,584		$342,517		$174,122		$119,983
Ratios (as a percentage of average daily net assets):
Expenses(10)	0.08	%(11)(12)	0.13	%(11)	0.20	%(11)(13)	0.58	%(11)(13)	0.58	%(13)	0.62	%(12)(13)	0.75	%(13)
Net investment income	—	(12)	0.00	%(7)	0.00	%(7)	0.23%		2.90%		4.82	%(12)	4.32%

(1)	Effective December 7, 2009, the Fund commenced offering multiple classes of shares. Shares outstanding prior to that date were designated as Class A shares.
(2)	For the ten months ended October 31, 2007. The Fund changed its fiscal year-end from December 31 to October 31.
(3)	Computed using average shares outstanding.
(4)	Amount is less than $0.0005.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Amount is less than 0.005%.
(8)	During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.
(9)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through its investment in the Portfolio, for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.
(10)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(11)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses and/or the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio (equal to 0.64%, 0.55%, 0.50% and 0.18% of average daily net assets for the six months ended April 30, 2012 and years ended October 31, 2011, 2010 and 2009, respectively). Absent this waiver and reimbursement, total return would have been lower.
(12)	Annualized.
(13)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

See Notes to Financial Statements.
10

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income(2)	$—		$0.000	(3)	$0.000	(3)

Less Distributions

From net investment income	$—		$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00	%(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,356		$23,791		$35,280
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.08	%(9)(10)	0.13	%(9)	0.20	%(9)(10)(11)
Net investment income	—	(10)	0.00	%(6)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Amount is less than 0.005%.
(7)	During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.54%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2012, year ended October 31, 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.
(10)	Annualized.
(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

See Notes to Financial Statements.
11

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$1.000		$1.000		$1.000

Income (Loss) From Operations

Net investment income(2)	$—		$0.000	(3)	$0.000	(3)

Less Distributions

From net investment income	$—		$(0.000	)(3)	$(0.000	)(3)

Total distributions	$—		$(0.000)		$(0.000)

Net asset value — End of period	$1.000		$1.000		$1.000

Total Return(4)	0.00	%(5)	0.00	%(6)(7)	0.00	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,373		$30,206		$10,330
Ratios (as a percentage of average daily net assets):
Expenses(8)	0.08	%(9)(10)	0.13	%(9)	0.20	%(9)(10)(11)
Net investment income	—	(10)	0.00	%(6)	0.00	%(6)(10)

(1)	For the period from commencement of operations, December 7, 2009, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Amount is less than 0.005%.
(7)	During the year ended October 31, 2011, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the year ended October 31, 2011.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	The investment adviser waived its investment adviser fee and reimbursed a portion of the Fund’s expenses, the investment adviser waived a portion of its investment adviser fee of the Portfolio during the period that the Fund invested in the Portfolio, and/or the distributor waived its distribution and service fees (equal to 1.54%, 1.45% and 1.40% of average daily net assets for the six months ended April 30, 2012, year ended October 31, 2011 and the period ended October 31, 2010, respectively). Absent this waiver and reimbursement, total return would have been lower.
(10)	Annualized.
(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period when the Fund was making investments directly in the Portfolio.

References to the Portfolio herein are to Cash Management Portfolio, a New York trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to February 27, 2010.

See Notes to Financial Statements.
12

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance U.S. Government Money Market Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Fund offers three classes of shares. Class A (effective January 1, 2012), Class B and Class C shares are only offered in exchange for Class A, Class B and Class C shares, respectively, of other Eaton Vance funds, except that certain Eaton Vance and third party sponsored retirement plans may continue to purchase Class A shares until such time as they identify an alternative investment vehicle. Class A shares are offered at net asset value with no front-end sales charge. Class B and Class C shares are offered at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The Fund generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 under the 1940 Act, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $200,247 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and at reduced rates on net assets of $1 billion or more, and is payable monthly. For the six months ended April 30, 2012, the Fund’s investment adviser fee amounted to $487,054 or 0.50% (annualized) of the Fund’s average daily net assets. BMR has voluntarily undertaken to waive fees and reimburse expenses of the Fund to the extent necessary to maintain a yield of not less than zero. For the six months ended April 30, 2012, BMR waived investment adviser fees and reimbursed expenses of the Fund of $614,345. The Fund’s distributor also waived its fees (see Note 4). Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $6,789 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also receives distribution and service fees from Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. On issuance of Class B and Class C shares of the Fund in exchange for shares of an Eaton Vance fund, the respective class will assume a portion of the Uncovered Distribution Charges associated with the shares so exchanged. Uncovered Distribution Charges are generally equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by an Eaton Vance fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. For the six months ended April 30, 2012, the Fund accrued to EVD $79,589 and $96,945 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares, all of which were voluntarily waived by EVD. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $17,657,000 and $3,562,000, respectively.

The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets for Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees accrued for the six months ended April 30, 2012 amounted to $15,918 and $19,389 for Class B and Class C shares, respectively, all of which were voluntarily waived by EVD.

14

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

Class B and Class C shares are subject to a contingent deferred sales charge (CDSC) at the original CDSC rate that such shares were subject to prior to their exchange into the Fund. A CDSC generally is imposed on redemptions of Class B shares made within four to six years of purchase, depending on the fund from which shares were exchanged, at declining rates that begin at 3% and 5%, respectively. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $34,000 and $6,000 of CDSCs paid by Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, including maturities, aggregated $504,078,398 and $654,959,255, respectively, for the six months ended April 30, 2012.

7 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Government Agency Obligations	$—	$86,113,112	$—	$86,113,112
U.S. Treasury Obligations	—	54,194,920	—	54,194,920

Total Investments	$—	$140,308,032	$—	$140,308,032

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

15

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

16

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance U.S. Government Money Market Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board considered the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

17

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

18

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance U.S. Government Money Market Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance U.S. Government Money Market Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance
U.S. Government Money Market Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

131-6/12	MMSRC

Eaton Vance Tax-Managed Equity Asset Allocation Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Equity Asset Allocation Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	16

Officers and Trustees	19

Important Notices	20

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2012
Portfolio Manager Duncan W. Richardson, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	3/4/2002	10.71%	-1.34%	0.09%	4.69%
Class A with 5.75% Maximum Sales Charge	—	4.34	-6.99	-1.09	4.08
Class B at NAV	3/4/2002	10.22	-2.19	-0.67	3.92
Class B with 5% Maximum Sales Charge	—	5.22	-7.08	-1.04	3.92
Class C at NAV	3/4/2002	10.36	-2.13	-0.65	3.91
Class C with 1% Maximum Sales Charge	—	9.36	-3.11	-0.65	3.91

Russell 3000 Index	—	12.74%	3.40%	1.25%	5.17%

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		3/4/2002	-7.05%	-1.33%	3.87%
Class A After Taxes on Distributions and Sale of Fund Shares		—	-4.48	-0.92	3.54
Class B After Taxes on Distributions		3/4/2002	-7.08	-1.22	3.75
Class B After Taxes on Distributions and Sale of Fund Shares		—	-4.61	-0.87	3.41
Class C After Taxes on Distributions		3/4/2002	-3.11	-0.83	3.74
Class C After Taxes on Distributions and Sale of Fund Shares		—	-2.02	-0.54	3.41

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C

			1.37%	2.12%	2.12%
Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in one or more affiliated investment companies (Portfolios).

Fund profile subject to change due to active management.

3

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,107.10	$7.18	1.37%
Class B	$1,000.00	$1,102.20	$11.08	2.12%
Class C	$1,000.00	$1,103.60	$11.09	2.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.87	1.37%
Class B	$1,000.00	$1,014.30	$10.62	2.12%
Class C	$1,000.00	$1,014.30	$10.62	2.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $96,218,913)	$119,407,592
Investment in Tax-Managed Value Portfolio, at value (identified cost, $77,306,510)	111,002,208
Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $52,552,649)	57,345,923
Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $36,539,262)	45,341,609
Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $37,830,690)	40,725,116
Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $28,095,337)	37,105,362
Receivable for Fund shares sold	157,189

Total assets	$411,084,999

Liabilities

Payable for Fund shares redeemed	$1,567,618
Payable to affiliates:
Investment adviser fee	27,891
Distribution and service fees	195,184
Administration fee	50,241
Trustees’ fees	42
Accrued expenses	115,002

Total liabilities	$1,955,978

Net Assets	$409,129,021

Sources of Net Assets

Paid-in capital	$313,506,245
Accumulated net realized gain from Portfolios	13,433,404
Accumulated distributions in excess of net investment income	(195,077)
Net unrealized appreciation from Portfolios	82,384,449

Total	$409,129,021

Class A Shares

Net Assets	$228,064,723
Shares Outstanding	16,201,640
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.08
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.94

Class B Shares

Net Assets	$23,127,798
Shares Outstanding	1,729,311
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.37

Class C Shares

Net Assets	$157,936,500
Shares Outstanding	11,859,715
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.32

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolios (net of foreign taxes, $140,778)	$4,392,728
Interest allocated from Portfolios	2,942
Securities lending income allocated from Portfolios, net	2,669
Expenses allocated from Portfolios	(1,475,896)

Net investment income from Portfolios	$2,922,443

Expenses

Investment adviser fee	$167,955
Administration fee	301,379
Distribution and service fees
Class A	275,663
Class B	133,076
Class C	773,469
Trustees’ fees and expenses	250
Custodian fee	24,302
Transfer and dividend disbursing agent fees	170,878
Legal and accounting services	37,172
Printing and postage	25,229
Registration fees	33,190
Miscellaneous	12,033

Total expenses	$1,954,596

Net investment income	$967,847

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) allocated from Portfolios —
Investment transactions	$16,542,992
Written options	111,875
Foreign currency transactions	(3,259)

Net realized gain	$16,651,608

Change in unrealized appreciation (depreciation) —
Investments	$23,574,263
Written options	3,496
Foreign currency	(867,835)

Net change in unrealized appreciation (depreciation)	$22,709,924

Net realized and unrealized gain	$39,361,532

Net increase in net assets from operations	$40,329,379

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30, 2012	October 31, 2011
Increase (Decrease) in Net Assets	(Unaudited)	(Unaudited)

From operations —
Net investment income	$967,847	$725,315
Net realized gain from investment transactions, written options and foreign currency transactions	16,651,608	34,903,387
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	22,709,924	(17,055,027)

Net increase in net assets from operations	$40,329,379	$18,573,675

Distributions to shareholders —
From net investment income
Class A	$(872,084)	$(531,468)

Total distributions to shareholders	$(872,084)	$(531,468)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,442,246	$17,235,826
Class B	159,017	1,120,023
Class C	3,938,888	11,290,463
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	768,823	456,927
Cost of shares redeemed
Class A	(25,222,123)	(71,551,231)
Class B	(3,082,711)	(8,726,153)
Class C	(18,989,028)	(41,209,065)
Net asset value of shares exchanged
Class A	6,146,634	11,623,805
Class B	(6,146,634)	(11,623,805)

Net decrease in net assets from Fund share transactions	$(37,984,888)	$(91,383,210)

Net increase (decrease) in net assets	$1,472,407	$(73,341,003)

Net Assets

At beginning of period	$407,656,614	$480,997,617

At end of period	$409,129,021	$407,656,614

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(195,077)	$(290,840)

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$12.770		$12.350		$11.030		$10.000	$16.900	$14.040

Income (Loss) From Operations

Net investment income(1)	$0.054		$0.067		$0.032		$0.074	$0.102	$0.146	(2)
Net realized and unrealized gain (loss)	1.308		0.379		1.392		1.011	(6.018)	3.110

Total income (loss) from operations	$1.362		$0.446		$1.424		$1.085	$(5.916)	$3.256

Less Distributions

From net investment income	$(0.052)		$(0.026)		$(0.104)		$(0.055)	$(0.156)	$—
From net realized gain	—		—		—		—	(0.828)	(0.396)

Total distributions	$(0.052)		$(0.026)		$(0.104)		$(0.055)	$(0.984)	$(0.396)

Net asset value — End of period	$14.080		$12.770		$12.350		$11.030	$10.000	$16.900

Total Return(3)	10.71	%(4)	3.61%		12.95%		10.98%	(37.07)%	23.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$228,065		$220,256		$252,522		$250,372	$258,039	$374,979
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.37	%(7)	1.37%		1.41%		1.44%	1.36%	1.35%
Net investment income	0.82	%(7)	0.51%		0.27%		0.78%	0.72%	0.96	%(2)
Portfolio Turnover of the Fund(8)	0	%(4)(9)	12%		0	%(9)	2%	8%	2%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	3%		2%		3%	1%	2%
Portfolio Turnover of Tax-Managed Value Portfolio	26	%(4)	40%		35%		82%	84%	14%
Portfolio Turnover of Tax-Managed International Equity Portfolio	14	%(4)	41%		72%		57%	34%	23%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	35	%(4)	139%		200%		205%	283%	157%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		16	%(10)	33%		42%	40%	38%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	31	%(4)	89%		114%		95%	93%	78%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	30	%(4)	66%		51%		66%	103%	80%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.029 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.77%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.
(10)	For the period from November 1, 2010 through the liquidation date of Tax-Managed Mid-Cap Core Portfolio, on April 21, 2011.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$12.130		$11.790		$10.540		$9.570	$16.210	$13.570

Income (Loss) From Operations

Net investment income (loss)(1)	$0.004		$(0.030)		$(0.053)		$0.022	$(0.004)	$0.029	(2)
Net realized and unrealized gain (loss)	1.236		0.370		1.325		0.948	(5.775)	3.007

Total income (loss) from operations	$1.240		$0.340		$1.272		$0.970	$(5.779)	$3.036

Less Distributions

From net investment income	$—		$—		$(0.022)		$—	$(0.033)	$—
From net realized gain	—		—		—		—	(0.828)	(0.396)

Total distributions	$—		$—		$(0.022)		$—	$(0.861)	$(0.396)

Net asset value — End of period	$13.370		$12.130		$11.790		$10.540	$9.570	$16.210

Total Return(3)	10.22	%(4)	2.88%		12.07%		10.14%	(37.56)%	22.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$23,128		$29,592		$46,862		$61,375	$78,618	$154,094
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.12	%(7)	2.12%		2.16%		2.19%	2.11%	2.10%
Net investment income (loss)	0.06	%(7)	(0.24)%		(0.47)%		0.24%	(0.03)%	0.20	%(2)
Portfolio Turnover of the Fund(8)	0	%(4)(9)	12%		0	%(9)	2%	8%	2%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	3%		2%		3%	1%	2%
Portfolio Turnover of Tax-Managed Value Portfolio	26	%(4)	40%		35%		82%	84%	14%
Portfolio Turnover of Tax-Managed International Equity Portfolio	14	%(4)	41%		72%		57%	34%	23%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	35	%(4)	139%		200%		205%	283%	157%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		16	%(10)	33%		42%	40%	38%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	31	%(4)	89%		114%		95%	93%	78%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	30	%(4)	66%		51%		66%	103%	80%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.01%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.
(10)	For the period from November 1, 2010 through the liquidation date of Tax-Managed Mid-Cap Core Portfolio, on April 21, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$12.070		$11.740		$10.500		$9.530	$16.180	$13.550

Income (Loss) From Operations

Net investment income (loss)(1)	$0.004		$(0.031)		$(0.053)		$0.018	$(0.004)	$0.031	(2)
Net realized and unrealized gain (loss)	1.246		0.361		1.323		0.952	(5.761)	2.995

Total income (loss) from operations	$1.250		$0.330		$1.270		$0.970	$(5.765)	$3.026

Less Distributions

From net investment income	$—		$—		$(0.030)		$—	$(0.057)	$—
From net realized gain	—		—		—		—	(0.828)	(0.396)

Total distributions	$—		$—		$(0.030)		$—	$(0.885)	$(0.396)

Net asset value — End of period	$13.320		$12.070		$11.740		$10.500	$9.530	$16.180

Total Return(3)	10.36	%(4)	2.81%		12.11%		10.18%	(37.60)%	22.85%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$157,937		$157,808		$181,613		$186,912	$195,347	$309,869
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.12	%(7)	2.12%		2.16%		2.19%	2.11%	2.10%
Net investment income (loss)	0.07	%(7)	(0.24)%		(0.48)%		0.20%	(0.03)%	0.21	%(2)
Portfolio Turnover of the Fund(8)	0	%(4)(9)	12%		0	%(9)	2%	8%	2%
Portfolio Turnover of Tax-Managed Growth Portfolio	1	%(4)	3%		2%		3%	1%	2%
Portfolio Turnover of Tax-Managed Value Portfolio	26	%(4)	40%		35%		82%	84%	14%
Portfolio Turnover of Tax-Managed International Equity Portfolio	14	%(4)	41%		72%		57%	34%	23%
Portfolio Turnover of Tax-Managed Multi-Cap Growth Portfolio	35	%(4)	139%		200%		205%	283%	157%
Portfolio Turnover of Tax-Managed Mid-Cap Core Portfolio	—		16	%(10)	33%		42%	40%	38%
Portfolio Turnover of Tax-Managed Small-Cap Portfolio	31	%(4)	89%		114%		95%	93%	78%
Portfolio Turnover of Tax-Managed Small-Cap Value Portfolio	30	%(4)	66%		51%		66%	103%	80%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from Tax-Managed International Equity Portfolio which amounted to $0.028 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.02%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	Amount is less than 0.5%.
(10)	For the period from November 1, 2010 through the liquidation date of Tax-Managed Mid-Cap Core Portfolio, on April 21, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after tax returns. The Fund currently pursues its objective by investing all of its investable assets in interests in the following six tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Small-Cap Value Portfolio, (1.4%, 7.3%, 53.8%, 42.2%, 25.5% and 49.5%, respectively, at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

11

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $7,176,246 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

J Prior Period Adjustments — Subsequent to the issuance of the October 31, 2011 financial statements, management of the Fund determined that the Fund’s identified cost of its investment in Tax-Managed Growth Portfolio was overstated at October 31, 2011 and in prior years as a result of misstatements in the recognition of realized gains. Such misstatements aggregated to a total of approximately $20,000,000. The correction of these misstatements resulted in offsetting decreases to the net realized gain and the net change in unrealized depreciation within the Statement of Changes in Net Assets as previously presented of approximately $3,000,000 for the year ended October 31, 2011 and approximately $17,000,000 for years ending prior to October 31, 2011. These changes had no effect on the Fund’s net asset value, net assets, net increase in net assets from operations, financial highlights, total return, taxable income, taxable realized gain (loss) or distributable earnings of the Fund for any year.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

12

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2012, the Fund’s investment adviser fee totaled $1,506,897, of which $1,338,942 was allocated from the Portfolios and $167,955 was paid or accrued directly by the Fund. For the six months ended April 30, 2012, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $301,379.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $13,733 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $8,291 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $275,663 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $99,807 and $580,102 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,216,000 and $11,894,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $33,269 and $193,367 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $200, $21,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

13

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$189,165	$13,380,710
Tax-Managed Value Portfolio	168,637	11,641,459
Tax-Managed International Equity Portfolio	632,146	1,118,697
Tax-Managed Multi-Cap Growth Portfolio	—	6,487,538
Tax-Managed Small-Cap Portfolio	6,540	4,490,367
Tax-Managed Small-Cap Value Portfolio	8,712	4,192,374

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	331,815	1,307,086
Issued to shareholders electing to receive payments of distributions in Fund shares	60,969	34,696
Redemptions	(1,898,360)	(5,431,086)
Exchange from Class B shares	456,181	887,058

Net decrease	(1,049,395)	(3,202,246)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	12,784	89,093
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(243,867)	(692,377)
Exchange to Class A shares	(479,850)	(930,678)

Net decrease	(710,933)	(1,533,962)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	314,075	901,251
Issued to shareholders electing to receive payments of distributions in Fund shares	—	—
Redemptions	(1,524,076)	(3,300,611)

Net decrease	(1,210,001)	(2,399,360)

14

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

15

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

16

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio, Tax-Managed Small-Cap Value Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. The Board specifically noted BMR’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

17

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

18

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Equity Asset Allocation Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance
Tax-Managed Equity Asset Allocation Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1299-6/12	TMEAASRC

Eaton Vance Multi-Strategy Absolute Return Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Multi-Strategy Absolute Return Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance
Multi-Strategy Absolute Return Fund
April 30, 2012
Portfolio Managers Jeffrey A. Rawlins, CFA, Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	12/7/2004	1.00%	0.38%	3.46%	4.26%
Class A with 4.75% Maximum Sales Charge	—	-3.83	-4.35	2.46	3.58
Class B at NAV	12/7/2004	0.62	-0.38	2.69	3.47
Class B with 5% Maximum Sales Charge	—	-4.36	-5.28	2.35	3.47
Class C at NAV	12/7/2004	0.62	-0.38	2.69	3.47
Class C with 1% Maximum Sales Charge	—	-0.37	-1.36	2.69	3.47
Class I at NAV	10/1/2009	1.24	0.74	—	4.83
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	12/7/2004	0.01%	0.05%	1.14%	2.09%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I

		1.22%	1.96%	1.96%	0.98%
Fund Profile4

Portfolio Allocation (% of total investments)

Fund Weightings (% of net assets)5

Absolute Return Strategies	48.2%

Global Macro Portfolio	15.9

Global Macro Absolute Return Advantage Portfolio	9.1

Parametric Structured Absolute Return Portfolio	15.7

Hedged Equity	2.2

Option Absolute Return Strategy*	5.3

Income Strategies	45.3

Short-Term U.S. Government Portfolio	5.0

Government Obligations Portfolio	10.0

CMBS*	13.5

Investment-Grade Corporate Bonds*	1.6

Floating Rate Portfolio	15.2

Other	0.0

Equity Options*	-2.4

U.S. Treasury Futures*	2.4

Cash & Cash Equivalents*	11.7
* Held in MSAR Completion Portfolio.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Multi-Strategy Absolute Return Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. If applicable, Hedged Equity represents a combination of a long position in Large-Cap Core Research Portfolio and a short position in S&P 500 Index futures contracts that are held in MSAR Completion Portfolio. If applicable, CMBS refers to commercial mortgage-backed securities and ABS refers to asset-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,010.00	$6.45	1.29%
Class B	$1,000.00	$1,006.20	$10.18	2.04%
Class C	$1,000.00	$1,006.20	$10.18	2.04%
Class I	$1,000.00	$1,012.40	$5.20	1.04%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.47	1.29%
Class B	$1,000.00	$1,014.70	$10.22	2.04%
Class C	$1,000.00	$1,014.70	$10.22	2.04%
Class I	$1,000.00	$1,019.70	$5.22	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 100.3%

Description	Value

Floating Rate Portfolio (identified cost, $115,478,583)	$112,809,898
Global Macro Absolute Return Advantage Portfolio (identified cost, $67,492,835)	67,361,159
Global Macro Portfolio (identified cost, $115,748,270)	118,002,945
Government Obligations Portfolio (identified cost, $68,978,205)	74,158,898
Large-Cap Core Research Portfolio (identified cost, $14,764,690)	16,513,502
MSAR Completion Portfolio (identified cost, $200,840,370)	201,654,812
Parametric Structured Absolute Return Portfolio (identified cost, $113,908,976)	116,799,377
Short-Term U.S. Government Portfolio (identified cost, $36,329,121)	37,476,460

Total Investments in Affiliated Portfolios
(identified cost $733,541,050)	$744,777,051

Other Assets, Less Liabilities — (0.3)%	$(2,093,928)

Net Assets — 100.0%	$742,683,123

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
5

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Affiliated investments, at value (identified cost, $733,541,050)	$744,777,051
Receivable for Fund shares sold	2,270,065

Total assets	$747,047,116

Liabilities

Payable for Fund shares redeemed	$3,694,184
Distributions payable	271,125
Payable to affiliates:
Distribution and service fees	200,175
Trustees’ fees	42
Accrued expenses	198,467

Total liabilities	$4,363,993

Net Assets	$742,683,123

Sources of Net Assets

Paid-in capital	$782,785,151
Accumulated net realized loss	(47,972,560)
Accumulated distributions in excess of net investment income	(3,365,469)
Net unrealized appreciation	11,236,001

Total	$742,683,123

Class A Shares

Net Assets	$365,622,875
Shares Outstanding	40,095,512
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.12
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.57

Class B Shares

Net Assets	$19,350,778
Shares Outstanding	2,124,048
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.11

Class C Shares

Net Assets	$128,869,944
Shares Outstanding	14,143,054
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.11

Class I Shares

Net Assets	$228,839,526
Shares Outstanding	25,104,126
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $24,981)	$11,691,690
Dividends allocated from affiliated Portfolios (net of foreign taxes, $55,426)	887,469
Expenses allocated from affiliated Portfolios	(3,771,168)

Total investment income from Portfolios	$8,807,991

Expenses

Distribution and service fees
Class A	$531,774
Class B	104,583
Class C	689,345
Trustees’ fees and expenses	250
Custodian fee	24,284
Transfer and dividend disbursing agent fees	223,763
Legal and accounting services	20,082
Printing and postage	29,643
Registration fees	106,470
Miscellaneous	7,964

Total expenses	$1,738,158

Net investment income	$7,069,833

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,933,207)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $5,988 from precious metals)	(14,488,962)
Written options	5,868,707
Securities sold short	356,185
Futures contracts	(3,231,872)
Swap contracts	(1,181,620)
Forward commodity contracts	(159,225)
Foreign currency and forward foreign currency exchange contract transactions	4,193,978

Net realized loss	$(10,576,016)

Change in unrealized appreciation (depreciation) —
Investments	$1,933,207
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease of $52,901 from precious metals) and (net of decrease in accrued foreign capital gains taxes of $981)	12,726,635
Written options	264,594
Securities sold short	(108,871)
Futures contracts	(912,580)
Swap contracts	(323,193)
Forward commodity contracts	225,589
Foreign currency and forward foreign currency exchange contracts	(2,296,044)

Net change in unrealized appreciation (depreciation)	$11,509,337

Net realized and unrealized gain	$933,321

Net increase in net assets from operations	$8,003,154

See Notes to Financial Statements.
7

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$7,069,833	$9,230,376
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(10,576,016)	(3,831,907)
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	11,509,337	(1,633,329)

Net increase in net assets from operations	$8,003,154	$3,765,140

Distributions to shareholders —
From net investment income
Class A	$(6,160,351)	$(5,488,871)
Class B	(222,324)	(340,723)
Class C	(1,468,204)	(1,713,171)
Class I	(3,498,091)	(2,097,769)

Total distributions to shareholders	$(11,348,970)	$(9,640,534)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$125,298,716	$379,976,539
Class B	245,458	2,668,301
Class C	10,546,119	58,882,498
Class I	118,648,673	257,347,130
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,900,188	4,942,008
Class B	187,291	251,430
Class C	1,220,863	1,373,441
Class I	2,223,692	1,230,201
Cost of shares redeemed
Class A	(178,107,020)	(115,312,350)
Class B	(2,954,906)	(7,365,582)
Class C	(26,091,383)	(39,239,467)
Class I	(79,296,260)	(72,667,527)
Net asset value of shares exchanged
Class A	502,744	1,203,178
Class B	(502,744)	(1,203,178)

Net increase (decrease) in net assets from Fund share transactions	$(22,178,569)	$472,086,622

Net increase (decrease) in net assets	$(25,524,385)	$466,211,228

Net Assets

At beginning of period	$768,207,508	$301,996,280

At end of period	$742,683,123	$768,207,508

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(3,365,469)	$913,668

See Notes to Financial Statements.
8

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010		2009		2008	2007

Net asset value — Beginning of period	$9.160		$9.200	$8.890		$7.600		$9.630	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.083		$0.172	$0.350		$0.485		$0.568	$0.593
Net realized and unrealized gain (loss)	0.007		(0.023)	0.362		1.328		(1.977)	(0.095)

Total income (loss) from operations	$0.090		$0.149	$0.712		$1.813		$(1.409)	$0.498

Less Distributions

From net investment income	$(0.130)		$(0.189)	$(0.296)		$(0.523)		$(0.588)	$(0.638)
Tax return of capital	—		—	(0.106)		—		(0.033)	—

Total distributions	$(0.130)		$(0.189)	$(0.402)		$(0.523)		$(0.621)	$(0.638)

Net asset value — End of period	$9.120		$9.160	$9.200		$8.890		$7.600	$9.630

Total Return(2)	1.00	%(3)	1.62%	8.18%		24.98%		(15.48)%	5.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$365,623		$413,764	$146,073		$139,217		$128,030	$200,163
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.29	%(6)	1.22%	1.10%		1.17%		1.14%	1.10%
Net investment income	1.83	%(6)	1.86%	3.85%		6.12%		6.22%	6.08%
Portfolio Turnover of the Fund(7)	44	%(3)	26%	60%		61%		19%	12%
Portfolio Turnover of Boston Income Portfolio	N.A.		70%	75%		74%		54%	84%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%		35%		7%	61%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)	50%	N.A.		N.A.		N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	18	%(3)	33%	19%		25%		N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	14	%(3)	19%	22%		28%		19%	23%
Portfolio Turnover of Large-Cap Core Research Portfolio	46	%(3)	64%	51%		N.A.		N.A.	N.A.
Portfolio Turnover of MSAR Completion Portfolio	25	%(3)	32%	2	%(8)	N.A.		N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.		31	%(9)	N.A.	N.A.
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(3)	N.A.	N.A.		N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%		N.A.		N.A.	N.A.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
9

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010		2009		2008	2007

Net asset value — Beginning of period	$9.150		$9.200	$8.890		$7.590		$9.620	$9.760

Income (Loss) From Operations

Net investment income(1)	$0.049		$0.115	$0.283		$0.426		$0.500	$0.520
Net realized and unrealized gain (loss)	0.007		(0.045)	0.361		1.337		(1.977)	(0.095)

Total income (loss) from operations	$0.056		$0.070	$0.644		$1.763		$(1.477)	$0.425

Less Distributions

From net investment income	$(0.096)		$(0.120)	$(0.246)		$(0.463)		$(0.524)	$(0.565)
Tax return of capital	—		—	(0.088)		—		(0.029)	—

Total distributions	$(0.096)		$(0.120)	$(0.334)		$(0.463)		$(0.553)	$(0.565)

Net asset value — End of period	$9.110		$9.150	$9.200		$8.890		$7.590	$9.620

Total Return(2)	0.62	%(3)	0.75%	7.37%		24.22%		(16.13)%	4.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,351		$22,469	$28,217		$31,637		$28,616	$38,986
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.04	%(6)	1.96%	1.85%		1.93%		1.88%	1.85%
Net investment income	1.07	%(6)	1.25%	3.12%		5.38%		5.48%	5.35%
Portfolio Turnover of the Fund(7)	44	%(3)	26%	60%		61%		19%	12%
Portfolio Turnover of Boston Income Portfolio	N.A.		70%	75%		74%		54%	84%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%		35%		7%	61%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)	50%	N.A.		N.A.		N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	18	%(3)	33%	19%		25%		N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	14	%(3)	19%	22%		28%		19%	23%
Portfolio Turnover of Large-Cap Core Research Portfolio	46	%(3)	64%	51%		N.A.		N.A.	N.A.
Portfolio Turnover of MSAR Completion Portfolio	25	%(3)	32%	2	%(8)	N.A.		N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.		31	%(9)	N.A.	N.A.
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(3)	N.A.	N.A.		N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%		N.A.		N.A.	N.A.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
10

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010		2009		2008	2007

Net asset value — Beginning of period	$9.150		$9.200	$8.890		$7.590		$9.620	$9.770

Income (Loss) From Operations

Net investment income(1)	$0.049		$0.111	$0.282		$0.426		$0.500	$0.520
Net realized and unrealized gain (loss)	0.007		(0.041)	0.362		1.337		(1.978)	(0.105)

Total income (loss) from operations	$0.056		$0.070	$0.644		$1.763		$(1.478)	$0.415

Less Distributions

From net investment income	$(0.096)		$(0.120)	$(0.246)		$(0.463)		$(0.523)	$(0.565)
Tax return of capital	—		—	(0.088)		—		(0.029)	—

Total distributions	$(0.096)		$(0.120)	$(0.334)		$(0.463)		$(0.552)	$(0.565)

Net asset value — End of period	$9.110		$9.150	$9.200		$8.890		$7.590	$9.620

Total Return(2)	0.62	%(3)	0.75%	7.37%		24.21%		(16.13)%	4.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$128,870		$143,809	$123,689		$133,596		$120,654	$182,197
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.04	%(6)	1.96%	1.85%		1.93%		1.88%	1.85%
Net investment income	1.08	%(6)	1.20%	3.12%		5.37%		5.48%	5.34%
Portfolio Turnover of the Fund(7)	44	%(3)	26%	60%		61%		19%	12%
Portfolio Turnover of Boston Income Portfolio	N.A.		70%	75%		74%		54%	84%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%		35%		7%	61%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)	50%	N.A.		N.A.		N.A.	N.A.
Portfolio Turnover of Global Macro Portfolio	18	%(3)	33%	19%		25%		N.A.	N.A.
Portfolio Turnover of Government Obligations Portfolio	14	%(3)	19%	22%		28%		19%	23%
Portfolio Turnover of Large-Cap Core Research Portfolio	46	%(3)	64%	51%		N.A.		N.A.	N.A.
Portfolio Turnover of MSAR Completion Portfolio	25	%(3)	32%	2	%(8)	N.A.		N.A.	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.		31	%(9)	N.A.	N.A.
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(3)	N.A.	N.A.		N.A.		N.A.	N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%		N.A.		N.A.	N.A.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010		October 31, 2009(1)

Net asset value — Beginning of period	$9.150		$9.200	$8.890		$8.830

Income (Loss) From Operations

Net investment income(2)	$0.095		$0.185	$0.353		$0.027
Net realized and unrealized gain (loss)	0.017		(0.023)	0.381		0.071

Total income from operations	$0.112		$0.162	$0.734		$0.098

Less Distributions

From net investment income	$(0.142)		$(0.212)	$(0.313)		$(0.038)
Tax return of capital	—		—	(0.111)		—

Total distributions	$(0.142)		$(0.212)	$(0.424)		$(0.038)

Net asset value — End of period	$9.120		$9.150	$9.200		$8.890

Total Return(3)	1.24	%(4)	1.76%	8.45%		1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$228,840		$188,165	$4,018		$1,253
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.04	%(7)	0.98%	0.85%		0.99	%(7)
Net investment income	2.10	%(7)	2.00%	3.86%		7.29	%(7)
Portfolio Turnover of the Fund(8)	44	%(4)	26%	60%		61	%(9)
Portfolio Turnover of Boston Income Portfolio	N.A.		70%	75%		74	%(10)
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(4)	50%	N.A.		N.A.
Portfolio Turnover of Global Macro Portfolio	18	%(4)	33%	19%		25	%(10)
Portfolio Turnover of Government Obligations Portfolio	14	%(4)	19%	22%		28	%(10)
Portfolio Turnover of Large-Cap Core Research Portfolio	46	%(4)	64%	51%		N.A.
Portfolio Turnover of MSAR Completion Portfolio	25	%(4)	32%	2	%(11)	N.A.
Portfolio Turnover of Multi-Sector Portfolio	N.A.		N.A.	N.A.		31	%(12)
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(4)	N.A.	N.A.		N.A.
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(4)	6%	26%		N.A.

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(9)	For the Fund’s year ended October 31, 2009.
(10)	For the Portfolio’s year ended October 31, 2009.
(11)	For the period from the Portfolio’s start of business, August 24, 2010, to October 31, 2010.
(12)	For the period from the Portfolio’s start of business, July 16, 2009, to October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following eight portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, Large-Cap Core Research Portfolio, MSAR Completion Portfolio, Parametric Structured Absolute Return Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, Large-Cap Core Research Portfolio, MSAR Completion Portfolio, Parametric Structured Absolute Return Portfolio and Short-Term U.S. Government Portfolio (1.2%, 6.2%, 1.5%, 5.9%, 7.7%, 98.6%, 78.9% and 9.5%, respectively, at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using

13

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Government Obligations Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $31,333,573 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2013 ($1,061,919), October 31, 2014 ($1,054,697), October 31, 2015 ($1,377,385), October 31, 2016 ($15,304,398), October 31, 2017 ($9,064,240) and October 31, 2018 ($3,470,934). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

14

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. EVM does not receive a fee for serving as the Fund’s investment adviser and administrator. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2012, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios was 0.71% (annualized) of the Fund’s average daily net assets and amounted to $2,869,594.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $8,988 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $13,433 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

15

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $531,774 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $78,437 and $517,009 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,051,000 and $14,997,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $26,146 and $172,336 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $2,000, $18,000 and $23,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$—	$1
Floating Rate Portfolio	6,188,979	34,713,045
Global Macro Absolute Return Advantage Portfolio	1,359,876	33,456,304
Global Macro Portfolio	31,917,521	12,913,423
Government Obligations Portfolio	75,249,629	13,585,112
Large-Cap Core Research Portfolio	—	—
MSAR Completion Portfolio	93,717,453	270,405,383
Parametric Structured Absolute Return Portfolio	128,150,000	11,905,394
Short-Term U.S. Government Portfolio	15,211,654	6,905,774

16

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	13,720,584	41,159,963
Issued to shareholders electing to receive payments of distributions in Fund shares	647,693	535,404
Redemptions	(19,513,665)	(12,509,560)
Exchange from Class B shares	55,067	130,037

Net increase (decrease)	(5,090,321)	29,315,844

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	26,924	289,391
Issued to shareholders electing to receive payments of distributions in Fund shares	20,582	27,223
Redemptions	(324,136)	(798,568)
Exchange to Class A shares	(55,086)	(130,084)

Net decrease	(331,716)	(612,038)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	1,155,994	6,372,782
Issued to shareholders electing to receive payments of distributions in Fund shares	134,164	148,719
Redemptions	(2,862,226)	(4,253,172)

Net increase (decrease)	(1,572,068)	2,268,329

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	12,998,126	27,890,271
Issued to shareholders electing to receive payments of distributions in Fund shares	244,083	133,437
Redemptions	(8,692,233)	(7,906,247)

Net increase	4,549,976	20,117,461

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

17

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2012 and October 31, 2011, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

18

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Multi Strategy Absolute Return Fund (formerly Eaton Vance Diversified Income Fund) (the “Fund”) with Eaton Vance Management as well as the continuation of the investment advisory agreement of MSAR Completion Portfolio (the “Portfolio”), with Boston Management and Research (“BMR”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the investment sub-advisory agreement between BMR and Parametric Risk Advisors LLC (“PRA”), an affiliate of Eaton Vance Management, with respect to MSAR Completion Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio and the sub-advisory agreement for the Portfolio (together, the “advisory agreements”). Eaton Vance Management, with respect to the Fund, and BMR and PRA, with respect to the Portfolio, are each referred to herein as the “Adviser”.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. The Adviser allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other investments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio including recent changes to such personnel. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. With respect to the Portfolio, the Board considered BMR’s responsibilities supervising PRA, and the abilities and experience of BMR’s and PRA’s investment personnel with respect to investing in stocks and put options on indices and selling call options on indices. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for allocating assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund.

20

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board also considered the performance of the Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly owned subsidiary to accommodate the Fund’s commodity related investments. The subsidiary is managed by Eaton Vance Management pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board noted that the Adviser does not receive an advisory fee for direct investments made on behalf of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Advisers and their affiliates in connection with their relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Advisers and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees for the Portfolio, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

21

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Multi-Strategy Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy Absolute Return Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance
Multi-Strategy Absolute Return Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2320-6/12	DISRC

Eaton Vance Multi-Strategy All Market Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Multi-Strategy All Market Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	19

Important Notices	20

Eaton Vance
Multi-Strategy All Market Fund
April 30, 2012
Portfolio Managers Jeffrey A. Rawlins, CFA, Dan R. Strelow, CFA, Justin H. Bourgette, CFA and Thomas A. Shively
Performance1,2

			Since
% Cumulative Total Returns	Inception Date	Six Months	Inception

Class A at NAV	10/31/2011	2.68%	2.68%
Class A with 4.75% Maximum Sales Charge	—	-2.21	-2.21
Class C at NAV	10/31/2011	2.31	2.31
Class C with 1% Maximum Sales Charge	—	1.31	1.31
Class I at NAV	10/31/2011	2.80	2.80

Barclays Capital U.S. Aggregate Index	10/31/2011	2.44%	2.44%
MSCI All Country World Index	10/31/2011	7.07	7.07

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I

	1.35%	2.10%	1.10%
Fund Profile4

Portfolio Allocation (% of total investments)

International Income Portfolio amount is less than 0.005% of portfolio allocation.
Fund Weightings (% of net assets)5

Absolute Return Strategies	45.1%
Global Macro Portfolio	7.8
Global Macro Absolute Return Advantage Portfolio	17.7
Parametric Structured Absolute Return Portfolio	14.8
Option Absolute Return Strategy*	4.8

Income Strategies	50.2
Government Obligations Portfolio	4.9
Floating Rate Portfolio	20.1
Boston Income Portfolio	25.2

Equity Strategies	0.0

Other	-0.1
Equity Options*	-0.1

Cash & Cash Equivalents*	9.1
*Held in MSAM Completion Portfolio.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Multi-Strategy All Market Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

[5]	Economic value is shown for derivatives holdings and, thus, total will not add to 100%. If applicable, Hedged Equity represents a combination of a long position in Large-Cap Core Research Portfolio and a short position in S&P 500 Index futures contracts that are held in completion portfolio. If applicable, CMBS refers to commercial mortgage-backed securities and ABS refers to asset-backed securities.

Fund profile subject to change due to active management.

3

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual
Class A	$1,000.00	$1,026.80	$7.06	**	1.40%
Class C	$1,000.00	$1,023.10	$10.81	**	2.15%
Class I	$1,000.00	$1,028.00	$5.80	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.02	**	1.40%
Class C	$1,000.00	$1,014.20	$10.77	**	2.15%
Class I	$1,000.00	$1,019.10	$5.77	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 99.6%

Description	Value

Boston Income Portfolio (identified cost, $20,452,603)	$20,570,834
Floating Rate Portfolio (identified cost, $16,287,778)	16,417,992
Global Macro Absolute Return Advantage Portfolio (identified cost, $14,578,837)	14,467,838
Global Macro Portfolio (identified cost, $6,459,454)	6,403,651
Government Obligations Portfolio (identified cost, $4,024,909)	4,041,384
International Income Portfolio (identified cost, $1,353)	1
MSAM Completion Portfolio (identified cost, $7,314,493)	7,332,952
Parametric Structured Absolute Return Portfolio (identified cost, $12,034,925)	12,102,506

Total Investments in Affiliated Portfolios
(identified cost $81,154,352)	$81,337,158

Other Assets, Less Liabilities — 0.4%	$334,697

Net Assets — 100.0%	$81,671,855

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
5

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Affiliated investments, at value (identified cost, $81,154,352)	$81,337,158
Receivable for Fund shares sold	601,925
Receivable from affiliate	11,531

Total assets	$81,950,614

Liabilities

Payable for Fund shares redeemed	$229,783
Distributions payable	29,436
Payable to affiliates:
Distribution and service fees	16,793
Trustees’ fees	42
Accrued expenses	2,705

Total liabilities	$278,759

Net Assets	$81,671,855

Sources of Net Assets

Paid-in capital	$81,567,676
Accumulated net realized loss from Portfolios	(62,552)
Accumulated distributions in excess of net investment income	(16,075)
Net unrealized appreciation from Portfolios	182,806

Total	$81,671,855

Class A Shares

Net Assets	$80,789,612
Shares Outstanding	8,004,467
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.59

Class C Shares

Net Assets	$11,327
Shares Outstanding	1,122
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.10

Class I Shares

Net Assets	$870,916
Shares Outstanding	86,302
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $1,408)	$711,522
Interest allocated from affiliated investment	76
Dividends allocated from affiliated Portfolios (net of foreign taxes, $3,650)	38,730
Expenses allocated from affiliated Portfolios	(174,007)
Expenses allocated from affiliated investment	(13)

Total investment income	$576,308

Expenses

Distribution and service fees
Class A	$26,824
Class C	52
Trustees’ fees and expenses	292
Custodian fee	12,255
Transfer and dividend disbursing agent fees	4,668
Legal and accounting services	21,815
Printing and postage	4,625
Registration fees	39,436
Miscellaneous	6,079

Total expenses	$116,046

Deduct —
Allocation of expenses to affiliate	$89,170

Total expense reductions	$89,170

Net expenses	$26,876

Net investment income	$549,432

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions from affiliated Fund	$3,384
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $110 from precious metals)	(133,430)
Written options	70,029
Securities sold short	3,021
Futures contracts	21,731
Swap contracts	(78,918)
Forward commodity contracts	(24,004)
Foreign currency and forward foreign currency exchange contract transactions	75,635

Net realized loss	$(62,552)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease of $9,725 from precious metals)	$425,900
Written options	39,233
Securities sold short	19,991
Futures contracts	(168,868)
Swap contracts	8,373
Forward commodity contracts	1,058
Foreign currency and forward foreign currency exchange contracts	(142,881)

Net change in unrealized appreciation (depreciation)	$182,806

Net realized and unrealized gain	$120,254

Net increase in net assets from operations	$669,686

See Notes to Financial Statements.
7

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011(1)

From operations —
Net investment income	$549,432	$—
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(62,552)	—
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	182,806	—

Net increase in net assets from operations	$669,686	$—

Distributions to shareholders —
From net investment income
Class A	$(398,682)	$—
Class C	(136)	—
Class I	(166,689)	—

Total distributions to shareholders	$(565,507)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$84,120,209	$10,000
Class C	1,228	10,000
Class I	862,726	9,980,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	369,036	—
Class C	6	—
Class I	5,631	—
Cost of shares redeemed
Class A	(3,746,206)	—
Class C	(3)	—
Class I	(10,044,951)	—

Net increase in net assets from Fund share transactions	$71,567,676	$10,000,000

Net increase in net assets	$71,671,855	$10,000,000

Net Assets

At beginning of period	$10,000,000	$—

At end of period	$81,671,855	$10,000,000

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(16,075)	$—

(1)	The Fund commenced operations on October 31, 2011.

See Notes to Financial Statements.
8

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended
	April 30, 2012
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.178
Net realized and unrealized gain	0.087

Total income from operations	$0.265

Less Distributions

From net investment income	$(0.175)

Total distributions	$(0.175)

Net asset value — End of period	$10.090

Total Return(2)	2.68	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,790
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.40	%(6)
Net investment income	3.55	%(6)
Portfolio Turnover of the Fund(7)	60	%(3)
Portfolio Turnover of Boston Income Portfolio	33	%(3)
Portfolio Turnover of Floating Rate Portfolio	19	%(3)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)
Portfolio Turnover of Global Macro Portfolio	18	%(3)
Portfolio Turnover of Government Obligations Portfolio	14	%(3)
Portfolio Turnover of International Income Portfolio	19	%(3)
Portfolio Turnover of MSAM Completion Portfolio	0	%(3)
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(3)

Class A commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	The investment adviser and administrator subsidized certain operating expenses (equal to 0.05% of average daily net assets for the six months ended April 30, 2012). Absent this subsidy, total return would have been lower.
(6)	Annualized.
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
9

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2012
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.139
Net realized and unrealized gain	0.091

Total income from operations	$0.230

Less Distributions

From net investment income	$(0.130)

Total distributions	$(0.130)

Net asset value — End of period	$10.100

Total Return(2)	2.31	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.15	%(6)
Net investment income	2.80	%(6)
Portfolio Turnover of the Fund(7)	60	%(3)
Portfolio Turnover of Boston Income Portfolio	33	%(3)
Portfolio Turnover of Floating Rate Portfolio	19	%(3)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)
Portfolio Turnover of Global Macro Portfolio	18	%(3)
Portfolio Turnover of Government Obligations Portfolio	14	%(3)
Portfolio Turnover of International Income Portfolio	19	%(3)
Portfolio Turnover of MSAM Completion Portfolio	0	%(3)
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(3)

Class C commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	The investment adviser and administrator subsidized certain operating expenses (equal to 0.05% of average daily net assets for the six months ended April 30, 2012). Absent this subsidy, total return would have been lower.
(6)	Annualized.
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
10

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2012
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.189
Net realized and unrealized gain	0.088

Total income from operations	$0.277

Less Distributions

From net investment income	$(0.187)

Total distributions	$(0.187)

Net asset value — End of period	$10.090

Total Return(2)	2.80	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$871
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.15	%(6)
Net investment income	3.80	%(6)
Portfolio Turnover of the Fund(7)	60	%(3)
Portfolio Turnover of Boston Income Portfolio	33	%(3)
Portfolio Turnover of Floating Rate Portfolio	19	%(3)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)
Portfolio Turnover of Global Macro Portfolio	18	%(3)
Portfolio Turnover of Government Obligations Portfolio	14	%(3)
Portfolio Turnover of International Income Portfolio	19	%(3)
Portfolio Turnover of MSAM Completion Portfolio	0	%(3)
Portfolio Turnover of Parametric Structured Absolute Return Portfolio	4	%(3)

Class I commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	The investment adviser and administrator subsidized certain operating expenses (equal to 0.05% of average daily net assets for the six months ended April 30, 2012). Absent this subsidy, total return would have been lower.
(6)	Annualized.
(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
11

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Multi-Strategy All Market Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following eight portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, International Income Portfolio, MSAM Completion Portfolio and Parametric Structured Absolute Return Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Government Obligations Portfolio, International Income Portfolio, MSAM Completion Portfolio and Parametric Structured Absolute Return Portfolio (0.5%, 0.2%, 1.3%, 0.1%, 0.3%, less than 0.05%, 99.9% and 8.2%, respectively, at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying future or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data

12

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Government Obligations Portfolio and International Income Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio and Floating Rate Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios and other income, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments sold are determined on the basis of identified cost.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million or more, the annual fee is reduced. For the six months ended April 30, 2012 the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in other investment companies managed by EVM or its affiliates, the Fund is allocated its share of such investment companies’ investment adviser fee. For the six months ended April 30, 2012, the Fund’s allocated portion of the investment adviser fee paid by the Portfolios amounted to $105,771 or 0.70% (annualized) of the Fund’s average daily net assets.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to operating expenses only) exceed 1.35%, 2.10%, and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $89,170 of the Fund’s operating expenses for the six months ended April 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $114 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $99 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

14

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $26,824 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $39 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $13 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$23,835,751	$3,657,029
Floating Rate Portfolio	19,064,286	2,925,451
Global Macro Absolute Return Advantage Portfolio	17,084,786	2,610,942
Global Macro Portfolio	7,644,795	1,244,215
Government Obligations Portfolio	4,710,552	705,781
International Income Portfolio	771,107	774,768
MSAM Completion Portfolio	14,681,580	7,300,628
Parametric Structured Absolute Return Portfolio	13,091,755	1,000,000

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Period Ended
Class A	(Unaudited)	October 31, 2011(1)

Sales	8,338,857	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	36,602	—
Redemptions	(371,992)	—

Net increase	8,003,467	1,000

15

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Period Ended
Class C	(Unaudited)	October 31, 2011(1)

Sales	121	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	1	—
Redemptions	—	—

Net increase	122	1,000

	Six Months Ended
	April 30, 2012	Period Ended
Class I	(Unaudited)	October 31, 2011(1)

Sales	85,754	998,000
Issued to shareholders electing to receive payments of distributions in Fund shares	558	—
Redemptions	(998,010)	—

Net increase (decrease)	(911,698)	998,000

(1)	The Fund commenced operations on October 31, 2011.

At April 30, 2012, accounts advised by EVM owned 69.5% of the value of the outstanding shares of the Fund.

8 Affiliated Investment Funds

Transactions with affiliated investment funds for the six months ended April 30, 2012 were as follows:

	Value,	Cost of	Proceeds	Investment	Realized	Value,
Fund	beginning of period	purchases	from sales	income	gain (loss)	end of period

Parametric Option Absolute Return Strategy Fund, Class I	$—	$4,743,650	$4,747,034	$—	$3,384	$—

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At April 30, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs. The Fund held no investments as of October 31, 2011, the date it commenced operations.

16

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At meetings of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 8, 2011 and February 6, 2012, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Multi-Strategy All Market Fund (the “Fund”), a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the August 8, 2011 and February 6, 2012 meetings as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by the Adviser and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and
•	The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

17

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. The Board noted that the Fund is a “fund-of-funds” and may invest in any Eaton Vance portfolio or Eaton Vance fund. The Board considered the Adviser’s management expertise in investing in a variety of different classes and investments, including sovereign debt, corporate debt, municipal obligations, mortgage-backed securities, inflation-linked debt securities, commodities-related investments, common and preferred stocks of companies of any capitalization, real estate investment trusts, exchange-traded funds (ETFs), including commodity related ETFs, exchange-traded notes, and other pooled investment vehicles. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board noted that the Fund established a wholly-owned subsidiary for the primary purpose of investing in commodity-related investments. The subsidiary will be managed by the Adviser pursuant to a separate investment advisory agreement that will be subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

18

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Multi-Strategy All Market Fund

Duncan W. Richardson President Payson F. Swaffied Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Multi-Strategy All Market Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

19

Eaton Vance
Multi-Strategy All Market Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5796-6/12	MSAMSRC

Eaton Vance Global Dividend Income Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Global Dividend Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	29

Officers and Trustees	32

Important Notices	33

Eaton Vance
Global Dividend Income Fund
April 30, 2012
Performance1,2

Portfolio Managers Judith A. Saryan, CFA, Aamer Khan, CFA, and John H. Croft, CFA

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	11/30/2005	6.45%	-4.48%	-3.75%	1.42%
Class A with 5.75% Maximum Sales Charge	—	0.35	-10.01	-4.89	0.49
Class C at NAV	11/30/2005	6.12	-5.21	-4.49	0.63
Class C with 1% Maximum Sales Charge	—	5.12	-6.11	-4.49	0.63
Class I at NAV	1/31/2006	6.57	-4.25	-3.53	0.74
Class R at NAV	1/31/2006	6.35	-4.69	-4.02	0.26
MSCI World Index	11/30/2005	7.54%	-4.63%	-1.77%	2.89%
Russell 1000 Value Index	11/30/2005	11.62	1.03	-1.72	2.66

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R

		1.27%	2.02%	1.02%	1.52%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Global Dividend Income Fund
April 30, 2012
Fund Profile4

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

International Business Machines Corp.	3.1%
McDonald’s Corp.	2.6
PNC Financial Services Group, Inc.	2.6
U.S. Bancorp	2.3
Covidien PLC	2.3
Accenture PLC, Class A	2.3
Vivendi SA	2.2
TJX Companies, Inc. (The)	2.2
ConocoPhillips	2.1
Royal Dutch Shell PLC, Class A	2.1

Total	23.8%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Global Dividend Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus.
[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective May 1, 2012, the Fund’s portfolio management team includes Judith A. Saryan, Aamer Khan and John H. Croft.

Beginning with the May 2012 distribution, the Fund’s monthly distribution rate was reduced by approximately 30% for each class of shares. The adjustment in the Fund’s monthly distribution rate primarily reflects an attempt to balance the income and capital appreciation components of the Fund’s returns. Current market conditions as well as the uncertainty surrounding the tax treatment of dividend income beyond 2012 were factors considered in making the changes.

4

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,064.50	$6.47	1.26%
Class C	$1,000.00	$1,061.20	$10.30	2.01%
Class I	$1,000.00	$1,065.70	$5.19	1.01%
Class R	$1,000.00	$1,063.50	$7.75	1.51%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.32	1.26%
Class C	$1,000.00	$1,014.90	$10.07	2.01%
Class I	$1,000.00	$1,019.80	$5.07	1.01%
Class R	$1,000.00	$1,017.40	$7.57	1.51%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Global Dividend Income Portfolio, at value (identified cost, $368,233,870)	$423,170,095
Receivable for Fund shares sold	1,576,348

Total assets	$424,746,443

Liabilities

Payable for Fund shares redeemed	$1,308,443
Payable to affiliates:
Administration fee	51,551
Distribution and service fees	167,567
Trustees’ fees	42
Accrued expenses	113,096

Total liabilities	$1,640,699

Net Assets	$423,105,744

Sources of Net Assets

Paid-in capital	$575,097,732
Accumulated net realized loss from Portfolio	(204,846,173)
Accumulated distributions in excess of net investment income	(2,082,040)
Net unrealized appreciation from Portfolio	54,936,225

Total	$423,105,744

Class A Shares

Net Assets	$225,529,833
Shares Outstanding	31,736,059
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.11
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.54

Class C Shares

Net Assets	$149,528,105
Shares Outstanding	21,202,928
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.05

Class I Shares

Net Assets	$47,399,886
Shares Outstanding	6,675,530
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.10

Class R Shares

Net Assets	$647,920
Shares Outstanding	91,305
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $1,526,828)	$14,243,299
Interest allocated from Portfolio	88,619
Expenses allocated from Portfolio	(1,464,867)

Total investment income from Portfolio	$12,867,051

Expenses

Administration fee	$305,908
Distribution and service fees
Class A	269,712
Class C	726,257
Class R	1,536
Trustees’ fees and expenses	250
Custodian fee	18,394
Transfer and dividend disbursing agent fees	187,570
Legal and accounting services	13,205
Printing and postage	34,973
Registration fees	35,389
Miscellaneous	7,338

Total expenses	$1,600,532

Net investment income	$11,266,519

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$3,492,789
Foreign currency transactions	(127,523)

Net realized gain	$3,365,266

Change in unrealized appreciation (depreciation) —
Investments	$10,462,544
Foreign currency	17,863

Net change in unrealized appreciation (depreciation)	$10,480,407

Net realized and unrealized gain	$13,845,673

Net increase in net assets from operations	$25,112,192

See Notes to Financial Statements.
7

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$11,266,519	$25,222,733
Net realized gain (loss) from investment and foreign currency transactions	3,365,266	(147,185)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,480,407	(21,157,304)

Net increase in net assets from operations	$25,112,192	$3,918,244

Distributions to shareholders —
From net investment income
Class A	$(7,297,280)	$(14,579,555)
Class C	(4,416,468)	(8,765,184)
Class I	(1,614,629)	(3,065,538)
Class R	(20,182)	(32,095)

Total distributions to shareholders	$(13,348,559)	$(26,442,372)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$34,211,703	$76,521,304
Class C	17,745,762	43,288,325
Class I	12,490,632	44,917,138
Class R	44,056	324,142
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,524,316	12,041,277
Class C	3,426,006	5,688,100
Class I	1,236,459	2,288,131
Class R	18,336	28,753
Cost of shares redeemed
Class A	(37,203,005)	(93,384,415)
Class C	(22,847,468)	(43,063,350)
Class I	(14,544,593)	(30,004,574)
Class R	(23,214)	(203,971)

Net increase in net assets from Fund share transactions	$1,078,990	$18,440,860

Net increase (decrease) in net assets	$12,842,623	$(4,083,268)

Net Assets

At beginning of period	$410,263,121	$414,346,389

At end of period	$423,105,744	$410,263,121

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(2,082,040)	$—

See Notes to Financial Statements.
8

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$6.900		$7.270		$7.120		$7.720	$12.640	$11.410

Income (Loss) From Operations

Net investment income(1)	$0.199	(2)	$0.448	(3)	$0.487	(4)	$0.508	$0.923	$0.729
Net realized and unrealized gain (loss)	0.245		(0.350)		0.141		(0.523)	(5.087)	1.282

Total income (loss) from operations	$0.444		$0.098		$0.628		$(0.015)	$(4.164)	$2.011

Less Distributions

From net investment income	$(0.234)		$(0.468)		$(0.478)		$(0.585)	$(0.756)	$(0.781)

Total distributions	$(0.234)		$(0.468)		$(0.478)		$(0.585)	$(0.756)	$(0.781)

Net asset value — End of period	$7.110		$6.900		$7.270		$7.120	$7.720	$12.640

Total Return(5)	6.45	%(6)	1.36%		9.13%		0.50%	(34.35)%	18.18%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$225,530		$215,735		$231,335		$237,034	$161,744	$166,609
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.26	%(9)	1.27%		1.31%		1.33%	1.31%	1.36%
Net investment income	5.77	%(2)(9)	6.11	%(3)	6.79	%(4)	7.49%	8.72%	6.00%
Portfolio Turnover of the Portfolio	62	%(6)	124%		156%		177%	256%	87%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.40%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.091 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.87%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.89%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$6.850		$7.220		$7.080		$7.680	$12.580	$11.360

Income (Loss) From Operations

Net investment income(1)	$0.171	(2)	$0.391	(3)	$0.432	(4)	$0.446	$0.837	$0.644
Net realized and unrealized gain (loss)	0.238		(0.347)		0.135		(0.509)	(5.061)	1.270

Total income (loss) from operations	$0.409		$0.044		$0.567		$(0.063)	$(4.224)	$1.914

Less Distributions

From net investment income	$(0.209)		$(0.414)		$(0.427)		$(0.537)	$(0.676)	$(0.694)

Total distributions	$(0.209)		$(0.414)		$(0.427)		$(0.537)	$(0.676)	$(0.694)

Net asset value — End of period	$7.050		$6.850		$7.220		$7.080	$7.680	$12.580

Total Return(5)	6.12	%(6)	0.47%		8.26%		(0.21)%	(34.86)%	17.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$149,528		$147,083		$149,034		$137,459	$108,613	$118,841
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.01	%(9)	2.02%		2.06%		2.08%	2.06%	2.11%
Net investment income	5.00	%(2)(9)	5.36	%(3)	6.07	%(4)	6.61%	7.94%	5.33%
Portfolio Turnover of the Portfolio	62	%(6)	124%		156%		177%	256%	87%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.047 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.62%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.090 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.13%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.19%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$6.900		$7.260		$7.120		$7.710	$12.640	$11.410

Income (Loss) From Operations

Net investment income(1)	$0.207	(2)	$0.467	(3)	$0.509	(4)	$0.527	$0.977	$0.831
Net realized and unrealized gain (loss)	0.234		(0.337)		0.128		(0.513)	(5.125)	1.209

Total income (loss) from operations	$0.441		$0.130		$0.637		$0.014	$(4.148)	$2.040

Less Distributions

From net investment income	$(0.241)		$(0.490)		$(0.497)		$(0.604)	$(0.782)	$(0.810)

Total distributions	$(0.241)		$(0.490)		$(0.497)		$(0.604)	$(0.782)	$(0.810)

Net asset value — End of period	$7.100		$6.900		$7.260		$7.120	$7.710	$12.640

Total Return(5)	6.57	%(6)	1.66%		9.27%		0.91%	(34.28)%	18.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,400		$46,856		$33,513		$16,221	$2,155	$2,317
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.01	%(9)	1.02%		1.06%		1.08%	1.06%	1.11%
Net investment income	6.00	%(2)(9)	6.38	%(3)	7.15	%(4)	7.59%	9.20%	6.87%
Portfolio Turnover of the Portfolio	62	%(6)	124%		156%		177%	256%	87%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.047 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.62%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.080 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 5.28%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.056 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.37%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$6.900		$7.260		$7.120		$7.720	$12.660	$11.400

Income (Loss) From Operations

Net investment income(1)	$0.190	(2)	$0.427	(3)	$0.494	(4)	$0.528	$0.847	$0.788
Net realized and unrealized gain (loss)	0.237		(0.335)		0.109		(0.557)	(5.057)	1.222

Total income (loss) from operations	$0.427		$0.092		$0.603		$(0.029)	$(4.210)	$2.010

Less Distributions

From net investment income	$(0.227)		$(0.452)		$(0.463)		$(0.571)	$(0.730)	$(0.750)

Total distributions	$(0.227)		$(0.452)		$(0.463)		$(0.571)	$(0.730)	$(0.750)

Net asset value — End of period	$7.100		$6.900		$7.260		$7.120	$7.720	$12.660

Total Return(5)	6.35	%(6)	1.13%		8.76%		0.29%	(34.63)%	18.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$648		$589		$464		$282	$71	$81
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.51	%(9)	1.52%		1.56%		1.58%	1.56%	1.61%
Net investment income	5.52	%(2)(9)	5.85	%(3)	6.95	%(4)	7.88%	8.05%	6.51%
Portfolio Turnover of the Portfolio	62	%(6)	124%		156%		177%	256%	87%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.047 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.15%.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.088 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 4.64%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.055 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 6.18%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Dividend Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $205,816,568 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2014 ($1,311,256), October 31, 2015 ($8,547,018), October 31, 2016 ($89,543,701), October 31, 2017 ($74,538,069), October 31, 2018 ($27,975,696) and October 31, 2019 ($3,900,828). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $305,908. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $8,120 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $131,040 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $269,712 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $544,693 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $15,119,000.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $768 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $181,564 and $768 for Class C and Class R shares, respectively.

14

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $200 and $10,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $8,137,615 and $22,027,057, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	4,925,508	10,431,626
Issued to shareholders electing to receive payments of distributions in Fund shares	949,656	1,659,554
Redemptions	(5,386,954)	(12,682,399)

Net increase (decrease)	488,210	(591,219)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	2,574,343	5,937,372
Issued to shareholders electing to receive payments of distributions in Fund shares	502,322	791,365
Redemptions	(3,334,546)	(5,918,937)

Net increase (decrease)	(257,881)	809,800

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	1,798,861	6,018,771
Issued to shareholders electing to receive payments of distributions in Fund shares	180,192	316,085
Redemptions	(2,097,164)	(4,155,789)

Net increase (decrease)	(118,111)	2,179,067

15

Eaton Vance
Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class R	(Unaudited)	October 31, 2011

Sales	6,444	44,877
Issued to shareholders electing to receive payments of distributions in Fund shares	2,668	3,976
Redemptions	(3,283)	(27,292)

Net increase	5,829	21,561

16

Global Dividend Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 95.0%

Security	Shares	Value

Aerospace & Defense — 1.5%

United Technologies Corp.	77,000	$6,286,280

		$6,286,280

Automobiles — 0.4%

Ford Motor Co.	167,000	$1,883,760

		$1,883,760

Beverages — 1.2%

Anheuser-Busch InBev NV	70,000	$5,045,284

		$5,045,284

Building Products — 0.9%

Compagnie de Saint-Gobain	92,000	$3,862,663

		$3,862,663

Capital Markets — 0.5%

Deutsche Bank AG	44,000	$1,909,160

		$1,909,160

Chemicals — 2.7%

BASF SE	75,000	$6,174,983
LyondellBasell Industries NV, Class A	75,000	3,133,500
PPG Industries, Inc.	20,000	2,104,800

		$11,413,283

Commercial Banks — 8.1%

Australia and New Zealand Banking Group, Ltd.	105,000	$2,601,192
DNB ASA	425,000	4,580,822
PNC Financial Services Group, Inc.	161,000	10,677,520
Swedbank AB, Class A	100,000	1,650,762
U.S. Bancorp	302,907	9,744,518
Wells Fargo & Co.	145,000	4,847,350

		$34,102,164

Communications Equipment — 0.5%

QUALCOMM, Inc.	35,000	$2,234,400

		$2,234,400

Computers & Peripherals — 1.3%

Apple, Inc.(1)	9,100	$5,316,584

		$5,316,584

Construction & Engineering — 1.3%

Vinci SA	122,000	$5,658,412

		$5,658,412

Diversified Financial Services — 1.0%

JPMorgan Chase & Co.	100,000	$4,298,000

		$4,298,000

Diversified Telecommunication Services — 4.8%

CenturyLink, Inc.	65,000	$2,506,400
Koninklijke KPN NV	400,000	3,591,151
Tele2 AB, Class B	250,000	4,755,779
Vivendi SA	500,000	9,248,274

		$20,101,604

Electric Utilities — 2.7%

E.ON AG	375,000	$8,490,670
Fortum Oyj	145,000	3,118,882

		$11,609,552

Energy Equipment & Services — 1.9%

Schlumberger, Ltd.	60,559	$4,489,844
Seadrill, Ltd.	90,000	3,489,481

		$7,979,325

Food & Staples Retailing — 0.1%

Casino Guichard-Perrachon SA(1)	2,423	$238,057

		$238,057

Food Products — 1.7%

Nestle SA	119,000	$7,293,421

		$7,293,421

Health Care Equipment & Supplies — 2.2%

Covidien PLC	170,000	$9,389,100

		$9,389,100

See Notes to Financial Statements.
17

Global Dividend Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 1.8%

Fresenius Medical Care AG & Co. KGaA	110,000	$7,811,303

		$7,811,303

Hotels, Restaurants & Leisure — 3.5%

Carnival Corp.	117,000	$3,801,330
McDonald’s Corp.	111,400	10,855,930

		$14,657,260

Industrial Conglomerates — 0.6%

Orkla ASA	360,000	$2,644,024

		$2,644,024

Insurance — 9.4%

Aflac, Inc.	60,000	$2,702,400
AXA SA(1)	400,000	5,684,059
MetLife, Inc.	125,000	4,503,750
Old Mutual PLC	2,301,250	5,525,012
Prudential Financial, Inc.	140,000	8,475,600
Resolution, Ltd.	750,000	2,724,527
Swiss Reinsurance Co., Ltd.(1)	75,000	4,709,479
Zurich Insurance Group AG(1)	22,000	5,390,060

		$39,714,887

IT Services — 5.2%

Accenture PLC, Class A	144,000	$9,352,800
International Business Machines Corp.	61,781	12,793,609

		$22,146,409

Machinery — 2.3%

Deere & Co.	55,000	$4,529,800
PACCAR, Inc.	120,000	5,155,200

		$9,685,000

Metals & Mining — 2.3%

BHP Billiton PLC	194,000	$6,245,218
Freeport-McMoRan Copper & Gold, Inc.	95,000	3,638,500

		$9,883,718

Multi-Utilities — 4.7%

CMS Energy Corp.	225,000	$5,172,750
GDF Suez	100,000	2,302,424
National Grid PLC	375,000	4,049,448
RWE AG	180,000	7,737,659
Sempra Energy	7,000	453,180

		$19,715,461

Oil, Gas & Consumable Fuels — 8.3%

ConocoPhillips	120,000	$8,595,600
ENI SpA	210,000	4,666,160
Exxon Mobil Corp.	65,529	5,657,774
Occidental Petroleum Corp.	43,160	3,937,055
Royal Dutch Shell PLC, Class A	241,000	8,595,488
Total SA	75,000	3,600,270

		$35,052,347

Pharmaceuticals — 5.6%

Abbott Laboratories	78,000	$4,840,680
Johnson & Johnson	116,785	7,601,536
Sanofi SA	90,000	6,874,362
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,574,000

		$23,890,578

Road & Rail — 1.7%

Canadian National Railway Co.	54,000	$4,605,120
Union Pacific Corp.	24,000	2,698,560

		$7,303,680

Software — 3.4%

Microsoft Corp.	220,000	$7,044,400
Oracle Corp.	250,000	7,347,500

		$14,391,900

Specialty Retail — 8.1%

Hennes & Mauritz AB, Class B(1)	110,000	$3,771,748
Home Depot, Inc. (The)	112,000	5,800,480
Industria de Diseno Textil SA	22,000	1,982,953
Kingfisher PLC	1,200,000	5,659,148
Limited Brands, Inc.	160,000	7,952,000
TJX Companies, Inc. (The)	219,434	9,152,592

		$34,318,921

Textiles, Apparel & Luxury Goods — 0.6%

Adidas AG	30,000	$2,502,296

		$2,502,296

See Notes to Financial Statements.
18

Global Dividend Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 3.2%

British American Tobacco PLC	125,000	$6,411,187
Philip Morris International, Inc.	77,845	6,967,906

		$13,379,093

Water Utilities — 1.5%

United Utilities Group PLC	650,000	$6,522,133

		$6,522,133

Total Common Stocks
(identified cost $344,769,288)		$402,240,059

Preferred Stocks — 2.2%

Security	Shares	Value

Capital Markets — 0.2%

Charles Schwab Corp. (The), 7.00%(2)	600	$653,557

		$653,557

Commercial Banks — 0.8%

Bank of America Corp., 8.125%(2)	500	$537,458
Farm Credit Bank of Texas, Series 1, 10.00%	225	267,750
First Niagara Financial Group, Inc., Series B, 8.625%(2)	15,000	425,100
First Republic Bank, Series A, 6.70%	14,900	386,804
JPMorgan Chase & Co., Series 1, 7.90%(2)	350	384,882
KeyCorp, Series A, 7.75%	3,000	333,930
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	195	131,625
Morgan Stanley Capital Trust III, 6.25%	11,000	268,950
PNC Financial Services Group, Inc., Series O, 6.75%(2)	150	160,367
Royal Bank of Scotland Group PLC, Series F, 7.65%	15,000	345,900
Wells Fargo & Co., Series L, 7.50%	305	341,609

		$3,584,375

Consumer Finance — 0.1%

Ally Financial, Inc., Series A, 8.50%(2)	20,000	$450,050

		$450,050

Diversified Financial Services — 0.1%

Citigroup Capital XI, 6.00%	12,610	$305,540

		$305,540

Electric Utilities — 0.2%

NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,000	$387,338
Southern California Edison Co., Series E, 6.25%(2)	500	533,011

		$920,349

Food Products — 0.1%

Dairy Farmers of America, 7.875%(3)	4,700	$467,503

		$467,503

Insurance — 0.2%

Aegon NV, 6.375%	5,000	$118,000
Arch Capital Group, Ltd., Series C, 6.75%	17,000	437,793
AXA SA, 6.379%(2)(3)	42	34,822
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	132,650

		$723,265

Real Estate Investment Trusts (REITs) — 0.5%

CapLease, Inc., Series A, 8.125%	13,000	$325,000
Cedar Shopping Centers, Inc., Series A, 8.875%	12,000	306,600
DDR Corp., Series I, 7.50%	15,000	376,800
Regency Centers Corp., Series 6, 6.625%	15,760	402,668
Sunstone Hotel Investors, Inc., Series D, 8.00%	14,000	348,250
Vornado Realty Trust, Series J, 6.875%	13,000	352,430

		$2,111,748

Total Preferred Stocks
(identified cost $8,738,430)		$9,216,387

Corporate Bonds & Notes — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 0.3%

American Express Co., 6.80% to 9/1/16, 9/1/66(4)	$350	$358,838
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(4)(5)	400	398,000
PNC Financial Services Group, Inc., 6.75% to 8/1/21, 7/29/49(4)	350	368,283

		$1,125,121

Diversified Financial Services — 0.1%

General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(4)	$330	$340,313

		$340,313

See Notes to Financial Statements.
19

Global Dividend Income Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Electric Utilities — 0.1%

PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	$400	$396,408

		$396,408

Insurance — 0.1%

MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(4)(5)	$250	$348,750
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(4)	170	142,375

		$491,125

Pipelines — 0.1%

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(4)	$110	$110,815
Southern Union Co., 3.564%, 11/1/66(2)	400	339,500

		$450,315

Total Corporate Bonds & Notes
(identified cost $2,628,639)		$2,803,282

Short-Term Investments — 0.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(6)	$740	$740,410

Total Short-Term Investments
(identified cost $740,410)		$740,410

Total Investments — 98.1%
(identified cost $356,876,767)		$415,000,138

Other Assets, Less Liabilities — 1.9%		$8,170,050

Net Assets — 100.0%		$423,170,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	Non-income producing security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $633,950 or 0.1% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Country Concentration

	Percentage of
Country	Total Investments	Value

United States	49.6%	$205,901,599
United Kingdom	11.1	46,078,061
France	9.0	37,468,521
Germany	8.4	34,626,071
Ireland	4.5	18,741,900
Switzerland	4.2	17,392,960
Norway	2.6	10,714,327
Sweden	2.5	10,178,289
Netherlands	1.6	6,724,651
Belgium	1.2	5,045,284
Italy	1.1	4,666,160
Canada	1.1	4,605,120
Israel	1.1	4,574,000
Finland	0.8	3,118,882
Australia	0.6	2,601,192
Spain	0.5	1,982,953
Bermuda	0.1	437,793
Cayman Islands	0.0	142,375

Total Investments	100.0%	$415,000,138

See Notes to Financial Statements.
20

Global Dividend Income Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $356,136,357)	$414,259,728
Affiliated investment, at value (identified cost, $740,410)	740,410
Cash	13,825
Foreign currency, at value (identified cost, $748,527)	754,928
Dividends and interest receivable	2,145,670
Interest receivable from affiliated investment	256
Receivable for investments sold	13,417,819
Tax reclaims receivable	2,090,430

Total assets	$433,423,066

Liabilities

Payable for investments purchased	$9,969,084
Payable to affiliates:
Investment adviser fee	223,619
Trustees’ fees	1,390
Accrued expenses	58,785

Total liabilities	$10,252,878

Net Assets applicable to investors’ interest in Portfolio	$423,170,188

Sources of Net Assets

Investors’ capital	$364,887,549
Net unrealized appreciation	58,282,639

Total	$423,170,188

See Notes to Financial Statements.
21

Global Dividend Income Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $1,526,828)	$14,243,303
Interest	86,996
Interest allocated from affiliated investment	1,623
Expenses allocated from affiliated investment	(275)

Total investment income	$14,331,647

Expenses

Investment adviser fee	$1,326,956
Trustees’ fees and expenses	8,482
Custodian fee	98,634
Legal and accounting services	20,073
Miscellaneous	10,451

Total expenses	$1,464,596

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$1,464,594

Net investment income	$12,867,053

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,494,460
Investment transactions allocated from affiliated investment	25
Foreign currency transactions	(127,523)

Net realized gain	$3,366,962

Change in unrealized appreciation (depreciation) —
Investments	$10,467,134
Foreign currency	11,580

Net change in unrealized appreciation (depreciation)	$10,478,714

Net realized and unrealized gain	$13,845,676

Net increase in net assets from operations	$26,712,729

See Notes to Financial Statements.
22

Global Dividend Income Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$12,867,053	$29,207,904
Net realized gain from investment and foreign currency transactions	3,366,962	709,219
Net change in unrealized appreciation (depreciation) from investments and foreign currency	10,478,714	(21,434,055)

Net increase in net assets from operations	$26,712,729	$8,483,068

Capital transactions —
Contributions	$8,137,615	$37,358,152
Withdrawals	(22,027,057)	(70,247,902)

Net decrease in net assets from capital transactions	$(13,889,442)	$(32,889,750)

Net increase (decrease) in net assets	$12,823,287	$(24,406,682)

Net Assets

At beginning of period	$410,346,901	$434,753,583

At end of period	$423,170,188	$410,346,901

See Notes to Financial Statements.
23

Global Dividend Income Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010		2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.71%		0.74%		0.73%	0.75%	0.76%
Net investment income	6.30	%(2)(3)	6.68	%(4)	7.38	%(5)	8.04%	9.27%	6.77%
Portfolio Turnover	62	%(6)	124%		156%		177%	256%	87%

Total Return	6.74	%(6)	1.92%		9.75%		1.11%	(33.97)%	18.88%

Net assets, end of period (000’s omitted)	$423,170		$410,347		$434,754		$408,200	$289,803	$316,239

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 1.38% of average daily net assets.
(4)	Includes special dividends equal to 1.23% of average daily net assets.
(5)	Includes special dividends equal to 0.84% of average daily net assets.
(6)	Not annualized.

See Notes to Financial Statements.
24

Global Dividend Income Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Global Dividend Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Global Dividend Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

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Notes to Financial Statements (Unaudited) — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $1,326,956 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $253,484,405 and $252,232,372, respectively, for the six months ended April 30, 2012.

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Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$358,666,557

Gross unrealized appreciation	$64,580,449
Gross unrealized depreciation	(8,246,868)

Net unrealized appreciation	$56,333,581

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3		Total

Common Stocks
Consumer Discretionary	$39,446,092	$13,916,145			$—	$53,362,237
Consumer Staples	12,013,190	13,942,665			—	25,955,855
Energy	22,680,273	20,351,399			—	43,031,672
Financials	47,158,298	32,865,913			—	80,024,211
Health Care	26,405,316	14,685,665			—	41,090,981
Industrials	23,274,960	12,165,099			—	35,440,059
Information Technology	44,089,293	—			—	44,089,293
Materials	8,876,800	12,420,201			—	21,297,001
Telecommunication Services	2,506,400	17,595,204			—	20,101,604
Utilities	5,625,930	32,221,216			—	37,847,146

Total Common Stocks	$232,076,552	$170,163,507	*		$—	$402,240,059

Preferred Stocks
Consumer Staples	$—	$467,503			$—	$467,503
Energy	—	387,338			—	387,338
Financials	4,421,981	3,406,554			—	7,828,535
Utilities	—	533,011			—	533,011

Total Preferred Stocks	$4,421,981	$4,794,406		$		$9,216,387

Corporate Bonds & Notes	$—	$2,803,282			$—	$2,803,282
Short-Term Investments	—	740,410			—	740,410

Total	$236,498,533	$178,501,605			$—	$415,000,138

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

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Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Dividend Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Global Dividend Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

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Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance over the three-year period ended September 30, 2011, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Approval of Investment Advisory Agreement for the Fund

As noted above, the Fund has historically been structured to invest its assets in the Portfolio. At the April 23, 2012 meeting, the Board approved a restructuring pursuant to which the Fund would withdraw its assets in kind from the Portfolio, whereupon the Portfolio would be dissolved and the Adviser would manage the Fund’s assets directly. In connection with the restructuring, the Board, including a majority of the Independent Trustees, approved an investment advisory agreement for the Fund with the Adviser (the “Fund Advisory Agreement”) to govern the direct investment of the Fund’s assets by the Adviser. In considering such approval, the Board noted that the advisory fee rates and other terms and conditions of the Fund Advisory Agreement are substantially the same as those of the investment advisory agreement for the Portfolio. On the basis of the foregoing, as well as the factors considered and the conclusions reached with respect to its approval of the investment advisory agreement for the Portfolio, the Board concluded that entering into the Fund Advisory Agreement is in the interests of Fund shareholders, and the Board voted to approve such agreement.

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Officers and Trustees

Officers of Eaton Vance Global Dividend Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Dividend Income Portfolio

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Dividend Income Fund and Global Dividend Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

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IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Global Dividend Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Global Dividend Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634-6/12	DIVISRC

Eaton Vance Emerging Markets Local Income Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Emerging Markets Local Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’s Contract Approval	44

Officers and Trustees	47

Important Notices	48

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2012
Performance1,2

Portfolio Managers Mark S. Venezia, CFA, John R. Baur, and Michael A. Cirami, CFA

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	6/27/2007	4.20%	-1.80%	9.22%
Class A with 4.75% Maximum Sales Charge	—	-0.75	-6.46	8.12
Class C at NAV	8/3/2010	3.83	-2.48	4.81
Class C with 1% Maximum Sales Charge	—	2.83	-3.39	4.81
Class I at NAV	11/30/2009	4.36	-1.47	8.24
J.P. Morgan GBI-EM Global Diversified Index	6/27/2007	4.05%	-0.28%	9.91%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I

Gross		1.40%	2.10%	1.11%
Net		1.33	2.03	1.04
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Exposure (% of net assets)5

Malaysia	12.6%
Turkey	12.0
Mexico	11.7
Poland	11.0
Indonesia	9.9
Brazil	9.8
Russia	9.0
South Africa	8.9
Thailand	7.5
Hungary	6.0
Serbia	5.6
Colombia	4.4
Nigeria	3.1
Philippines	2.5
China	2.5
Peru	2.4
South Korea	1.9
Hong Kong	1.7
Platinum	1.2
India	1.2
Singapore	1.1
Chile	1.1
Uruguay	1.0
Norway	1.0
Sri Lanka	0.8
Dominican Republic	0.7
Romania	0.5
Sweden	0.5
Georgia	0.3
Uganda	0.2
Egypt	0.0	*
Zambia	0.0	*
Costa Rica	0.0	*
Croatia	0.0	*
Australia	-0.3
United States	-0.3
Switzerland	-1.0
Japan	-1.1
Taiwan	-2.5
Euro	-11.3

Total Long	132.1

Total Short	-16.5

Total Net	115.6

*	Amount is less than 0.005%.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Emerging Markets Local Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	J.P. Morgan GBI-EM Global Diversified Index is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual
Class A	$1,000.00	$1,042.00	$7.06	**	1.39%
Class C	$1,000.00	$1,038.30	$10.59	**	2.09%
Class I	$1,000.00	$1,043.60	$5.54	**	1.09%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.97	**	1.39%
Class C	$1,000.00	$1,014.50	$10.47	**	2.09%
Class I	$1,000.00	$1,019.40	$5.47	**	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $630,702,282)	$620,236,644
Receivable for Fund shares sold	3,043,392

Total assets	$623,280,036

Liabilities

Payable for Fund shares redeemed	$2,786,706
Distributions payable	895,078
Payable to affiliates:
Distribution and service fees	150,834
Trustees’ fees	42
Other	17,589
Accrued expenses	180,011

Total liabilities	$4,030,260

Net Assets	$619,249,776

Sources of Net Assets

Paid-in capital	$652,961,274
Accumulated net realized loss from Portfolio	(13,882,963)
Accumulated distributions in excess of net investment income	(9,362,897)
Net unrealized depreciation from Portfolio	(10,465,638)

Total	$619,249,776

Class A Shares

Net Assets	$276,475,296
Shares Outstanding	27,535,227
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.04
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.54

Class C Shares

Net Assets	$102,943,327
Shares Outstanding	10,240,533
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.05

Class I Shares

Net Assets	$239,831,153
Shares Outstanding	23,796,560
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest allocated from Portfolio (net of foreign taxes, $381,898)	$19,064,844
Expenses allocated from Portfolio	(2,829,804)

Total investment income from Portfolio	$16,235,040

Expenses

Distribution and service fees
Class A	$410,582
Class C	482,950
Trustees’ fees and expenses	250
Custodian fee	19,352
Transfer and dividend disbursing agent fees	230,529
Legal and accounting services	12,704
Printing and postage	130,973
Registration fees	43,545
Miscellaneous	12,828

Total expenses	$1,343,713

Deduct —
Allocation of expenses to affiliate	$66,322

Total expense reductions	$66,322

Net expenses	$1,277,391

Net investment income	$14,957,649

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (including a gain of $472,225 from precious metals)	$(6,053,339)
Securities sold short	158,804
Futures contracts	403,854
Swap contracts	870,271
Forward commodity contracts	(323,727)
Foreign currency and forward foreign currency exchange contract transactions	4,149,844

Net realized loss	$(794,293)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $875,231 from precious metals)	$5,816,175
Securities sold short	(78,300)
Futures contracts	(81,778)
Swap contracts	372,037
Forward commodity contracts	549,358
Foreign currency and forward foreign currency exchange contracts	653,608

Net change in unrealized appreciation (depreciation)	$7,231,100

Net realized and unrealized gain	$6,436,807

Net increase in net assets from operations	$21,394,456

See Notes to Financial Statements.
6

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$14,957,649	$22,683,875
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(794,293)	(12,674,560)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	7,231,100	(21,059,082)

Net increase (decrease) in net assets from operations	$21,394,456	$(11,049,767)

Distributions to shareholders —
From net investment income
Class A	$(10,856,936)	$(13,766,599)
Class C	(3,471,370)	(3,432,849)
Class I	(8,965,887)	(8,012,176)
Tax return of capital
Class A	—	(6,681,169)
Class C	—	(1,666,022)
Class I	—	(3,888,448)

Total distributions to shareholders	$(23,294,193)	$(37,447,263)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$60,902,703	$334,593,866
Class C	16,690,225	80,573,397
Class I	86,830,388	259,135,813
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,478,300	16,566,127
Class C	2,688,505	3,845,238
Class I	5,659,788	8,032,444
Cost of shares redeemed
Class A	(99,838,228)	(192,302,074)
Class C	(15,643,111)	(12,406,580)
Class I	(69,208,606)	(82,306,954)

Net increase (decrease) in net assets from Fund share transactions	$(2,440,036)	$415,731,277

Net increase (decrease) in net assets	$(4,339,773)	$367,234,247

Net Assets

At beginning of period	$623,589,549	$256,355,302

At end of period	$619,249,776	$623,589,549

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(9,362,897)	$(1,026,353)

See Notes to Financial Statements.
7

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012							Period Ended
	(Unaudited)		2011		2010	2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$10.020		$10.830		$9.850	$8.280	$10.770	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.250		$0.470		$0.450	$0.487	$0.475	$0.165
Net realized and unrealized gain (loss)	0.159		(0.498)		1.312	1.864	(1.727)	0.732

Total income (loss) from operations	$0.409		$(0.028)		$1.762	$2.351	$(1.252)	$0.897

Less Distributions

From net investment income	$(0.389)		$(0.527)		$(0.658)	$(0.781)	$(0.640)	$(0.259)
From net realized gain	—		—		(0.026)	—	(0.381)	—
Tax return of capital	—		(0.255)		(0.098)	—	(0.217)	—

Total distributions	$(0.389)		$(0.782)		$(0.782)	$(0.781)	$(1.238)	$(0.259)

Capital contribution from administrator(2)	$—		$—		$—	$—	$—	$0.132

Net asset value — End of period	$10.040		$10.020		$10.830	$9.850	$8.280	$10.770

Total Return(3)	4.20	%(4)	(0.33)%		18.65%	30.05%	(13.38)%	10.44	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$276,475		$307,098		$175,501	$5,291	$1,529	$11
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.39	%(9)(10)	1.33	%(10)	1.25%	1.25%	1.25%	1.25	%(9)
Net investment income	5.09	%(9)	4.48%		4.28%	5.37%	4.73%	4.67	%(9)
Portfolio Turnover of the Portfolio	10	%(4)	16%		17%	26%	38%	2	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.12%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	The administrator subsidized certain operating expenses (equal to 0.02%, 0.07%, 0.36%, 4.25%, 4.63% and 287.76% of average daily net assets for the six months ended April 30, 2012, the years ended October 31, 2011, 2010, 2009 and 2008 and for the period from the start of business, June 27, 2007, to October 31, 2007, respectively).
(9)	Annualized.
(10)	Includes interest expense primarily on securities sold short of 0.14% and 0.08% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

See Notes to Financial Statements.
8

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$10.030		$10.840		$10.430

Income (Loss) From Operations

Net investment income(2)	$0.216		$0.395		$0.073
Net realized and unrealized gain (loss)	0.158		(0.497)		0.510

Total income (loss) from operations	$0.374		$(0.102)		$0.583

Less Distributions

From net investment income	$(0.354)		$(0.477)		$(0.128)
From net realized gain	—		—		(0.026)
Tax return of capital	—		(0.231)		(0.019)

Total distributions	$(0.354)		$(0.708)		$(0.173)

Net asset value — End of period	$10.050		$10.030		$10.840

Total Return(3)	3.83	%(4)	(1.02)%		5.63	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$102,943		$99,260		$34,064
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.09	%(8)(9)	2.03	%(9)	1.95	%(8)
Net investment income	4.38	%(8)	3.77%		2.74	%(8)
Portfolio Turnover of the Portfolio	10	%(4)	16%		17	%(10)

(1)	For the period from commencement of operations on August 3, 2010 to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The administrator subsidized certain operating expenses (equal to 0.02%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2012, the year ended October 31, 2011 and for the period from commencement of operations on August 3, 2010 to October 31, 2010, respectively).
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.14% and 0.08% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.
9

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$10.060		$10.870		$10.060

Income (Loss) From Operations

Net investment income(2)	$0.266		$0.507		$0.438
Net realized and unrealized gain (loss)	0.160		(0.505)		1.115

Total income from operations	$0.426		$0.002		$1.553

Less Distributions

From net investment income	$(0.406)		$(0.547)		$(0.624)
From net realized gain	—		—		(0.026)
Tax return of capital	—		(0.265)		(0.093)

Total distributions	$(0.406)		$(0.812)		$(0.743)

Net asset value — End of period	$10.080		$10.060		$10.870

Total Return(3)	4.36	%(4)	(0.03)%		16.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$239,831		$217,232		$46,791
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.09	%(8)(9)	1.04	%(9)	0.95	%(8)
Net investment income	5.39	%(8)	4.81%		4.51	%(8)
Portfolio Turnover of the Portfolio	10	%(4)	16%		17	%(10)

(1)	For the period from commencement of operations on November 30, 2009 to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The administrator subsidized certain operating expenses (equal to 0.02%, 0.07% and 0.36% of average daily net assets for the six months ended April 30, 2012, the year ended October 31, 2011 and for the period from commencement of operations on November 30, 2009 to October 31, 2010, respectively).
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.14% and 0.09% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(10)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.
10

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Notes 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (78.3% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $9,835,315 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over the annual fee is reduced. For the six months ended April 30, 2012, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 1.95% and 0.95% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $66,322 of the Fund’s operating expenses for the six months ended April 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $6,839 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $58,069 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $410,582 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $362,212 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $120,738 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

12

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $15,000 and $4,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $62,717,681 and $90,742,617, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	6,155,249	31,606,118
Issued to shareholders electing to receive payments of distributions in Fund shares	957,438	1,584,723
Redemptions	(10,223,877)	(18,743,298)

Net increase (decrease)	(3,111,190)	14,447,543

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	1,671,885	7,597,595
Issued to shareholders electing to receive payments of distributions in Fund shares	271,273	367,942
Redemptions	(1,597,747)	(1,211,880)

Net increase	345,411	6,753,657

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	8,709,864	24,542,760
Issued to shareholders electing to receive payments of distributions in Fund shares	569,736	766,509
Redemptions	(7,087,142)	(8,011,451)

Net increase	2,192,458	17,297,818

13

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 76.5%

		Principal
Security		Amount	Value

Albania — 0.6%

Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,349,183

Total Albania			$4,349,183

Bermuda — 0.1%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,032,226

Total Bermuda			$1,032,226

Brazil — 5.5%

Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,607,900
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	492,263	275,643
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	12,560,169
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,162,692
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,229,538
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	385,599
Republic of Brazil, 12.50%, 1/5/16	BRL	10,030,000	6,340,608

Total Brazil			$43,562,149

Chile — 1.0%

Government of Chile, 2.10%, 9/1/15(2)	CLP	90,364,840	$184,867
Government of Chile, 3.00%, 1/1/15(2)	CLP	790,692,350	1,660,822
Government of Chile, 6.00%, 3/1/17	CLP	70,000,000	147,052
Government of Chile, 6.00%, 1/1/18	CLP	100,000,000	210,404
Government of Chile, 6.00%, 3/1/18	CLP	2,350,000,000	4,946,404
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	979,704

Total Chile			$8,129,253

Colombia — 4.1%

Republic of Colombia, 7.75%, 4/14/21	COP	9,341,000,000	$6,533,103
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	6,718,221
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	14,035,809
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	2,500,000,000	1,505,691
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	3,859,400

Total Colombia			$32,652,224

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29(3)	USD	2,333,200	$1,843,228

Total Congo			$1,843,228

Costa Rica — 0.0%(4)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	55,016,914	$88,332
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,180,818	11,693

Total Costa Rica			$100,025

Dominican Republic — 0.7%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	38,000,000	$983,803
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	107,000,000	2,734,602
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	67,800,000	1,739,562

Total Dominican Republic			$5,457,967

Egypt — 0.0%(4)

Arab Republic of Egypt, 8.75%, 7/18/12(1)	EGP	1,690,000	$264,183

Total Egypt			$264,183

Georgia — 0.2%

Georgia Treasury Bond, 7.40%, 4/19/14	GEL	464,000	$281,528
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	528,423
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	230,519
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	333,938
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	318,464

Total Georgia			$1,692,872

Greece — 0.0%(4)

Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	70,900	$493

Total Greece			$493

Hungary — 5.7%

Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,440,624
Hungary Government Bond, 5.50%, 2/12/16	HUF	367,700,000	1,573,066
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	769,749
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,455,250
Hungary Government Bond, 6.75%, 2/12/13	HUF	785,300,000	3,609,345
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	6,856,137
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	4,912,162
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	1,877,858
Hungary Government Bond, 7.50%, 10/24/13	HUF	796,000,000	3,679,321
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	2,998,160
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,109,790

See Notes to Consolidated Financial Statements.
14

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Hungary (continued)

National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	$737,787
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,561,474
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	432,587
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	1,980,338

Total Hungary			$44,993,648

Indonesia — 9.7%

Indonesia Government, 7.00%, 5/15/27	IDR	31,377,000,000	$3,612,512
Indonesia Government, 7.375%, 9/15/16	IDR	74,748,000,000	8,894,723
Indonesia Government, 8.25%, 7/15/21	IDR	4,730,000,000	600,484
Indonesia Government, 8.375%, 9/15/26	IDR	14,100,000,000	1,794,047
Indonesia Government, 9.00%, 9/15/13	IDR	26,300,000,000	3,040,203
Indonesia Government, 9.00%, 9/15/18	IDR	13,080,000,000	1,671,994
Indonesia Government, 9.50%, 6/15/15	IDR	33,485,000,000	4,140,474
Indonesia Government, 9.50%, 7/15/23	IDR	35,245,000,000	4,810,451
Indonesia Government, 9.50%, 7/15/31	IDR	118,958,000,000	16,656,774
Indonesia Government, 9.50%, 5/15/41	IDR	11,043,000,000	1,586,068
Indonesia Government, 9.75%, 5/15/37	IDR	28,656,000,000	4,162,533
Indonesia Government, 10.00%, 7/15/17	IDR	10,200,000,000	1,348,513
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	3,139,580
Indonesia Government, 10.00%, 2/15/28	IDR	8,560,000,000	1,226,533
Indonesia Government, 10.25%, 7/15/27	IDR	22,325,000,000	3,284,973
Indonesia Government, 10.50%, 8/15/30	IDR	30,978,000,000	4,657,823
Indonesia Government, 10.50%, 7/15/38	IDR	10,900,000,000	1,693,767
Indonesia Government, 11.00%, 11/15/20	IDR	14,560,000,000	2,126,977
Indonesia Government, 11.00%, 9/15/25	IDR	16,440,000,000	2,510,954
Indonesia Government, 11.25%, 5/15/14	IDR	16,743,000,000	2,062,666
Indonesia Government, 11.50%, 9/15/19	IDR	25,200,000,000	3,676,806

Total Indonesia			$76,698,855

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	310,000	$389,337

Total Macedonia			$389,337

Malaysia — 4.6%

Malaysia Government, 3.502%, 5/31/27	MYR	4,125,000	$1,302,347
Malaysia Government, 3.741%, 2/27/15	MYR	24,076,000	8,076,742
Malaysia Government, 3.814%, 2/15/17	MYR	7,003,000	2,365,440
Malaysia Government, 4.012%, 9/15/17	MYR	10,786,000	3,678,229
Malaysia Government, 4.16%, 7/15/21	MYR	26,063,000	9,037,858
Malaysia Government, 4.24%, 2/7/18	MYR	15,775,000	5,444,341
Malaysia Government, 4.378%, 11/29/19	MYR	3,750,000	1,313,843
Malaysia Government, 4.392%, 4/15/26	MYR	4,047,000	1,418,155
Malaysia Government, 4.498%, 4/15/30	MYR	3,480,000	1,222,460
Malaysia Government, 5.094%, 4/30/14	MYR	7,416,000	2,545,421

Total Malaysia			$36,404,836

Mexico — 4.5%

Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,731,889
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,492,862
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	813,432
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	5,007,062
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,833,857
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	611,140
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,464,232
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,133,645
Mexican Bonos, 9.00%, 6/20/13	MXN	34,900,000	2,810,784
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,976,596
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	6,412,632
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	5,624,993

Total Mexico			$35,913,124

Peru — 2.4%

Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,006,968
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,148,632
Republic of Peru, 6.90%, 8/12/37(3)	PEN	4,730,000	2,012,234
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	843,905
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	798,229
Republic of Peru, 7.84%, 8/12/20(3)	PEN	15,334,000	6,868,709
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	2,758,230
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,397,299
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	776,090

Total Peru			$18,610,296

Philippines — 0.9%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	139,000,000	$3,401,480
Philippine Government International Bond, 6.25%, 1/14/36	PHP	150,000,000	3,733,615

Total Philippines			$7,135,095

Poland — 0.5%

Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,150,949
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	1,759,727
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	964,851

Total Poland			$3,875,527

See Notes to Consolidated Financial Statements.
15

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Romania — 0.3%

Romania Government International Bond, 6.75%, 2/7/22(1)	USD	2,600,000	$2,737,041

Total Romania			$2,737,041

Russia — 8.0%

Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$22,469,562
Russia Foreign Bond, 7.85%, 3/10/18(3)	RUB	250,000,000	8,916,493
Russia Government Bond, 7.00%, 6/3/15	RUB	240,063,000	8,189,532
Russia Government Bond, 7.10%, 3/13/14	RUB	449,000,000	15,429,021
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,336,273
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,542,704
Russia Government Bond, 7.60%, 4/14/21	RUB	70,000,000	2,372,025

Total Russia			$63,255,610

Serbia — 2.8%

Serbia Treasury Bill, 0.00%, 8/9/12	RSD	230,950,000	$2,651,276
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	403,070,000	4,581,447
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	401,520,000	4,433,078
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	26,350,000	285,762
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	2,509,729
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	5,658,806
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	732,912
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	223,589
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,167,409

Total Serbia			$22,244,008

South Africa — 6.8%

Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	6,442,347	$900,497
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	6,562,666	886,211
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	34,463,705	4,805,992
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	3,119,589	549,806
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	6,180,271
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,548,366
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,157,239
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	4,099,418
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	4,574,983
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,640,646
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	4,132,477
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,672,267
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	12,608,638

Total South Africa			$53,756,811

Sri Lanka — 0.4%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	$971,375
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	390,000	398,775
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	44,271,000	334,205
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	170,340,000	1,284,486

Total Sri Lanka			$2,988,841

Supranational — 0.0%(4)

European Financial Stability Facility, 0.40%, 3/12/13	EUR	16,870	$22,293
European Financial Stability Facility, 1.00%, 3/12/14(3)	EUR	16,870	22,349

Total Supranational			$44,642

Thailand — 4.0%

Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$3,843,213
Kingdom of Thailand, 3.625%, 6/16/23	THB	75,523,000	2,391,119
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,005,321
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,470,769
Kingdom of Thailand, 4.25%, 3/13/13	THB	168,678,000	5,536,012
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,098,892
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,050,165
Kingdom of Thailand, 5.125%, 3/13/18	THB	9,053,000	315,648
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,270,536
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,586,085

Total Thailand			$31,567,760

Turkey — 12.0%

Turkey Government Bond, 0.00%, 8/8/12	TRY	2,846,000	$1,582,627
Turkey Government Bond, 0.00%, 11/7/12	TRY	14,062,700	7,628,249
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	12,923,924
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	10,724,407	6,375,106
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	8,744,400
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	2,899,559
Turkey Government Bond, 10.00%, 1/9/13	TRY	14,695,000	8,407,004
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,760,631
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	13,863,288
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	3,707,261
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,569,061
Turkey Government Bond, 14.00%, 9/26/12	TRY	1,790,000	1,039,907
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	821,287

Total Turkey			$95,322,304

See Notes to Consolidated Financial Statements.
16

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Uruguay — 0.2%

Monetary Regulation Bill, 0.00%, 1/11/13	UYU	7,500,000	$354,104
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	5,900,000	263,198
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	1,905,866	93,590
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	17,601,304	1,005,280

Total Uruguay			$1,716,172

Venezuela — 1.2%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	6,137,000	$4,418,640
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	1,368,100	1,166,305
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	3,537,000	3,519,315

Total Venezuela			$9,104,260

Total Foreign Government Bonds
(identified cost $611,118,508)			$605,841,970

Mortgage Pass-Throughs — 1.5%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
7.00%, with maturity at 2032		$2,627,267	$3,158,682
7.50%, with maturity at 2034		599,443	733,881

			$3,892,563

Federal National Mortgage Association:
2.474%, with maturity at 2035(7)		$1,474,189	$1,538,549
4.221%, with maturity at 2035(7)		1,149,539	1,250,482
6.50%, with various maturities to 2033		2,370,607	2,794,355
7.00%, with maturity at 2033		1,079,128	1,282,868
8.50%, with maturity at 2032		921,457	1,124,275

			$7,990,529

Total Mortgage Pass-Throughs
(identified cost $11,144,999)			$11,883,092

U.S. Government Agency Obligations — 0.4%

		Principal
Security		Amount	Value

Federal Home Loan Bank, 5.25%, 12/9/22		$2,700,000	$3,432,731

Total U.S. Government Agency Obligations
(identified cost $3,257,346)			$3,432,731

Precious Metals — 1.0%

Description		Troy Ounces	Value

Platinum(8)		4,784	$7,496,958

Total Precious Metals
(identified cost $8,395,923)			$7,496,958

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

AUD Put Option	AUD	3,540	AUD	1.00	8/8/12	$41,514
AUD Put Option	AUD	1,120	AUD	1.00	8/8/12	13,135
AUD Put Option	AUD	1,120	AUD	1.00	8/8/12	13,134
AUD Put Option	AUD	4,950	AUD	1.00	8/8/12	58,049
Euro Put Option	EUR	6,566	EUR	1.17	5/3/12	0

Total Currency Options Purchased
(identified cost $546,221)						$125,832

Put Options Purchased — 0.0%(4)

	Number of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

KOSPI 200 Index		28,650	KRW	200	10/11/12	$27,491

Total Put Options Purchased
(identified cost $330,001)						$27,491

Short-Term Investments — 21.0%

Foreign Government Securities — 12.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 1.2%

Croatia Treasury Bill, 0.00%, 5/10/12	EUR	180	$238,079
Croatia Treasury Bill, 0.00%, 5/17/12	EUR	380	502,313
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	692	913,818
Croatia Treasury Bill, 0.00%, 6/14/12	EUR	1,856	2,447,440
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	361	475,335
Croatia Treasury Bill, 0.00%, 7/5/12	EUR	340	447,342
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	380	493,248
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	173	224,369
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	422	546,842
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	410	527,657

See Notes to Consolidated Financial Statements.
17

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia (continued)

Croatia Treasury Bill, 0.00%, 1/31/13	EUR	225	$289,274
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	231,044
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	498,286
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	591,790
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	496,526
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	409,000

Total Croatia			$9,332,363

Georgia — 0.1%

Georgia Treasury Bill, 0.00%, 5/17/12	GEL	600	$366,302
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	253	151,150

Total Georgia			$517,452

Hong Kong — 1.7%

Hong Kong Treasury Bill, 0.00%, 5/9/12	HKD	68,000	$8,764,338
Hong Kong Treasury Bill, 0.00%, 5/30/12	HKD	3,500	451,087
Hong Kong Treasury Bill, 0.00%, 7/18/12	HKD	9,500	1,224,162
Hong Kong Treasury Bill, 0.00%, 7/25/12	HKD	22,500	2,899,203

Total Hong Kong			$13,338,790

Nigeria — 3.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	123,000	$736,429
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	294,000	1,749,538
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	58,000	339,142
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	262,000	1,498,587
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	700,400	3,956,737
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	4,604,221
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,027,020	11,263,842

Total Nigeria			$24,148,496

Philippines — 0.3%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	3,170	$75,079
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	11,080	262,208
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	103,640	2,449,992

Total Philippines			$2,787,279

Romania — 0.8%

Romania Treasury Bill, 0.00%, 5/2/12	RON	2,740	$817,251
Romania Treasury Bill, 0.00%, 6/20/12	RON	2,360	699,756
Romania Treasury Bill, 0.00%, 7/11/12	RON	2,180	644,666
Romania Treasury Bill, 0.00%, 9/5/12	RON	14,530	4,263,108

Total Romania			$6,424,781

Serbia — 2.7%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	1,092,500	$12,776,131
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	197,680	2,290,932
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300,000	6,552,135
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470,000	110,438

Total Serbia			$21,729,636

Slovakia — 0.5%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	2,900	$3,832,973

Total Slovakia			$3,832,973

South Korea — 0.5%

Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	979,930	$866,624
Korea Monetary Stabilization Bond, 0.00%, 5/15/12	KRW	2,000,280	1,767,788
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	526,920	465,396
Korea Monetary Stabilization Bond, 0.00%, 5/29/12	KRW	649,740	573,476
Korea Monetary Stabilization Bond, 0.00%, 7/3/12	KRW	670,100	589,461

Total South Korea			$4,262,745

Sri Lanka — 0.7%

Sri Lanka Treasury Bill, 0.00%, 6/22/12	LKR	201,750	$1,532,108
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	60,920	459,525
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	22,030	165,102
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	231,330	1,703,345
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	128,970	948,483
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	51,560	376,669
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920,000	132,576

Total Sri Lanka			$5,317,808

Supranational — 0.0%(4)

European Financial Stability Facility, 0.00%, 9/12/12	EUR	7	$9,323

Total Supranational			$9,323

See Notes to Consolidated Financial Statements.
18

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Uruguay — 0.8%

Monetary Regulation Bill, 0.00%, 5/8/12	UYU	5,100	$257,837
Monetary Regulation Bill, 0.00%, 6/6/12	UYU	10,225	513,502
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	17,820	889,544
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	2,505	123,853
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	49,091	2,412,079
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	7,400	360,868
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	14,411	697,176
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	178,087
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	15,933	796,545

Total Uruguay			$6,229,491

Total Foreign Government Securities
(identified cost $102,376,934)			$97,931,137

U.S. Treasury Obligations — 1.8%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12(9)		$12,404	$12,403,504
U.S. Treasury Bill, 0.00%, 10/11/12(9)		2,000	1,998,824

Total U.S. Treasury Obligations
(identified cost $14,402,351)			$14,402,328

Repurchase Agreements — 3.2%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/3/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 906,168, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,200,600.	EUR	906	$1,199,405
Dated 4/17/12 with a maturity date of 5/18/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $2,051,222, collateralized by $2,183,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $2,120,542.	USD	2,052	2,052,020
Dated 4/30/12 with a maturity date of 6/4/12, an interest rate of 0.05% and repurchase proceeds of EUR 5,981,633, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $7,896,373.	EUR	5,981	7,917,548
Barclays Bank PLC:
Dated 4/23/12 with a maturity date of 5/28/12, an interest rate of 0.05% and repurchase proceeds of EUR 2,326,362, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,155,755.	EUR	2,326	3,079,268
Citibank NA:
Dated 4/18/12 with a maturity date of 5/23/12, an interest rate of 0.05% and repurchase proceeds of EUR 4,868,343, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $6,538,441.	EUR	4,868	6,443,985
Nomura International PLC:
Dated 3/28/12 with a maturity date of 5/30/12, an interest rate of 0.10% and repurchase proceeds of EUR 3,334,375, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,478,510.	EUR	3,334	4,412,966

Total Repurchase Agreements
(identified cost $25,053,721)			$25,105,192

Other — 3.7%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(10)		$29,161	$29,160,579

Total Other
(identified cost $29,160,579)			$29,160,579

Total Short-Term Investments
(identified cost $170,993,585)			$166,599,236

Total Investments — 100.4%
(identified cost $805,786,583)			$795,407,310

Other Assets, Less Liabilities — (0.4)%			$(2,800,528)

Net Assets — 100.0%			$792,606,782

See Notes to Consolidated Financial Statements.
19

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EGP	- Egyptian Pound
EUR	- Euro
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PEN	- Peruvian New Sol
PHP	- Philippine Peso
PLN	- Polish Zloty
RON	- Romanian Leu
RSD	- Serbian Dinar
RUB	- Russian Ruble
THB	- Thai Baht
TRY	- New Turkish Lira
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $29,465,158 or 3.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(8)	Non-income producing.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short — (3.2)%

Foreign Government Bonds — (3.2)%

	Principal
	Amount
Security	(000’s omitted)		Value

Belarus — (0.3)%

Republic of Belarus, 8.75%, 8/3/15(3)	USD	(2,183)	$(2,073,850)

Total Belarus			$(2,073,850)

Belgium — (0.6)%

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,387,512)

Total Belgium			$(4,387,512)

France — (2.3)%

Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(7,891,938)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,179,915)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(9,510,280)

Total France			$(18,582,133)

Total Foreign Government Bonds
(proceeds $25,557,604)			$(25,043,495)

Total Securities Sold Short
(proceeds $25,557,604)			$(25,043,495)

See Notes to Consolidated Financial Statements.
20

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $768,230,081)	$758,749,773
Affiliated investment, at value (identified cost, $29,160,579)	29,160,579
Precious metals, at value (identified cost, $8,395,923)	7,496,958

Total Investments, at value (identified cost, $805,786,583)	$795,407,310

Cash	$1,156,626
Foreign currency, at value (identified cost, $1,168,713)	1,166,850
Interest receivable	10,834,975
Interest receivable from affiliated investment	2,032
Receivable for investments sold	8,188,079
Receivable for open forward foreign currency exchange contracts	3,254,162
Receivable for closed forward foreign currency exchange contracts	677,856
Receivable for open swap contracts	8,418,890
Receivable for closed swap contracts	49,432
Receivable for closed options	79,270
Premium paid on open swap contracts	3,496,480

Total assets	$832,731,962

Liabilities

Payable for investments purchased	$7,939,293
Payable for variation margin on open futures contracts	35,056
Payable for open forward foreign currency exchange contracts	2,834,223
Payable for closed forward foreign currency exchange contracts	1,377,674
Payable for open swap contracts	1,619,180
Premium received on open swap contracts	253,053
Payable for securities sold short, at value (proceeds, $25,557,604)	25,043,495
Payable to affiliates:
Investment adviser fee	417,933
Trustees’ fees	2,499
Interest payable	352,237
Accrued expenses	250,537

Total liabilities	$40,125,180

Net Assets applicable to investors’ interest in Portfolio	$792,606,782

Sources of Net Assets

Investors’ capital	$795,526,483
Net unrealized depreciation	(2,919,701)

Total	$792,606,782

See Notes to Consolidated Financial Statements.
21

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $493,376)	$24,617,793
Interest allocated from affiliated investment	13,346
Expenses allocated from affiliated investment	(2,218)

Total investment income	$24,628,921

Expenses

Investment adviser fee	$2,480,161
Trustees’ fees and expenses	15,477
Custodian fee	523,444
Legal and accounting services	75,625
Interest expense and fees	9,513
Interest expense on securities sold short	534,499
Miscellaneous	15,795

Total expenses	$3,654,514

Deduct —
Reduction of custodian fee	$97

Total expense reductions	$97

Net expenses	$3,654,417

Net investment income	$20,974,504

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including a gain of $614,608 from precious metals)	$(6,437,108)
Investment transactions allocated from affiliated investment	272
Securities sold short	205,042
Futures contracts	508,249
Swap contracts	1,153,391
Forward commodity contracts	(414,003)
Foreign currency and forward foreign currency exchange contract transactions	5,490,449

Net realized gain	$506,292

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $1,066,509 from precious metals)	$6,902,608
Securities sold short	(103,086)
Futures contracts	(87,172)
Swap contracts	442,431
Forward commodity contracts	705,490
Foreign currency and forward foreign currency exchange contracts	1,047,436

Net change in unrealized appreciation (depreciation)	$8,907,707

Net realized and unrealized gain	$9,413,999

Net increase in net assets from operations	$30,388,503

See Notes to Consolidated Financial Statements.
22

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$20,974,504	$33,035,889
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	506,292	(12,441,570)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	8,907,707	(30,104,043)

Net increase (decrease) in net assets from operations	$30,388,503	$(9,509,724)

Capital transactions —
Contributions	$62,954,732	$495,269,928
Withdrawals	(104,122,867)	(83,021,660)

Net increase (decrease) in net assets from capital transactions	$(41,168,135)	$412,248,268

Net increase (decrease) in net assets	$(10,779,632)	$402,738,544

Net Assets

At beginning of period	$803,386,414	$400,647,870

At end of period	$792,606,782	$803,386,414

See Notes to Consolidated Financial Statements.
23

Emerging Markets Local Income Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012							Period Ended
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.96	%(3)(4)	0.92	%(4)	0.93%	0.91%	0.96%	1.13	%(3)
Net investment income	5.50	%(3)	4.90%		5.30%	5.70%	5.51%	5.25	%(3)
Portfolio Turnover	10	%(5)	16%		17%	26%	38%	2	%(5)

Total Return	4.42	%(5)	0.13%		19.03%	30.48%	(13.13)%	10.48	%(5)

Net assets, end of period (000’s omitted)	$792,607		$803,386		$400,648	$116,040	$60,837	$55,813

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense primarily on securities sold short of 0.14% and 0.08% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.
24

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund held an interest of 78.3%, 17.9%, 3.3% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $37,513,838 or 4.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps and cross-currency swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

25

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

26

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements  — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement.

27

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.650% of its respective average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $2,480,161 or 0.65% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$75,298,271	$55,856,866
U.S. Government and Agency Securities	—	5,726,085

	$75,298,271	$61,582,951

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Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$811,872,023

Gross unrealized appreciation	$22,601,928
Gross unrealized depreciation	(39,066,641)

Net unrealized depreciation	$(16,464,713)

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/12	Euro 630,941	United States Dollar 834,735	Australia and New Zealand Banking Group Limited	$(442)
5/2/12	Romanian Leu 2,740,000	Euro 624,444	Goldman Sachs International	9,216
5/7/12	Euro 1,570,000	United States Dollar 2,093,838	Bank of America	15,597
5/7/12	New Taiwan Dollar 99,588,000	United States Dollar 3,373,806	Barclays Bank PLC	(37,772)
5/7/12	New Taiwan Dollar 29,690,000	United States Dollar 1,010,208	Nomura International PLC	(6,880)
5/9/12	New Turkish Lira 2,145,665	United States Dollar 1,195,279	Deutsche Bank	(24,595)
5/9/12	Romanian Leu 5,563,046	Euro 1,260,518	Goldman Sachs International	9,970
5/10/12	Euro 180,000	United States Dollar 238,683	Standard Chartered Bank	410
5/11/12	Euro 1,339,874	Polish Zloty 5,610,723	Standard Chartered Bank	4,320
5/14/12	Euro 5,180,158	United States Dollar 6,791,705	State Street Bank and Trust Co.	(65,557)
5/16/12	Euro 474,027	Polish Zloty 1,982,800	Citibank NA	482
5/17/12	Euro 380,000	United States Dollar 499,426	Standard Chartered Bank	(3,606)
5/18/12	Euro 21,078,398	United States Dollar 27,647,226	Australia and New Zealand Banking Group Limited	(255,838)

29

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/18/12	Euro 21,881,570	United States Dollar 28,695,490	Bank of America	$(270,791)
5/23/12	Euro 340,000	Croatian Kuna 2,556,630	Barclays Bank PLC	1,196
5/23/12	Euro 560,000	Croatian Kuna 4,210,640	Citibank NA	1,921
5/23/12	Euro 310,000	Croatian Kuna 2,331,324	Credit Suisse International	1,140
5/29/12	Euro 2,360,000	United States Dollar 3,113,123	Goldman Sachs International	(11,116)
5/31/12	Euro 2,923,849	Norwegian Krone 22,382,941	Barclays Bank PLC	36,194
5/31/12	Euro 2,926,142	Norwegian Krone 22,382,941	Standard Chartered Bank	33,158
5/31/12	Euro 692,000	United States Dollar 924,882	Standard Chartered Bank	8,785
5/31/12	Swiss Franc 7,130,000	Euro 5,935,237	Australia and New Zealand Banking Group Limited	(493)
6/4/12	New Taiwan Dollar 43,503,000	United States Dollar 1,472,930	Australia and New Zealand Banking Group Limited	(23,561)
6/4/12	New Taiwan Dollar 39,390,000	United States Dollar 1,333,672	Barclays Bank PLC	(21,333)
6/4/12	New Taiwan Dollar 34,950,000	United States Dollar 1,183,222	Citibank NA	(19,049)
6/4/12	New Taiwan Dollar 39,062,000	United States Dollar 1,322,432	JPMorgan Chase Bank	(21,290)
6/8/12	Croatian Kuna 9,264,030	Euro 1,203,433	Citibank NA	(41,521)
6/8/12	Euro 837,898	Croatian Kuna 6,313,140	Credit Suisse International	4,735
6/14/12	Euro 1,856,000	United States Dollar 2,422,804	Deutsche Bank	(34,422)
6/15/12	South African Rand 774,936	United States Dollar 101,246	Deutsche Bank	2,179
6/18/12	Euro 606,229	Croatian Kuna 4,537,036	Deutsche Bank	(2,333)
6/19/12	New Taiwan Dollar 77,472,000	United States Dollar 2,626,481	Australia and New Zealand Banking Group Limited	(40,670)
6/19/12	New Taiwan Dollar 38,800,000	United States Dollar 1,315,210	Citibank NA	(20,569)
6/19/12	New Taiwan Dollar 32,017,000	United States Dollar 1,085,359	Credit Suisse International	(16,900)
6/25/12	Euro 19,643,980	Polish Zloty 82,989,923	HSBC Bank USA	160,510
6/25/12	Euro 2,986,481	Swedish Krona 26,486,800	Standard Chartered Bank	(21,775)

30

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/25/12	New Taiwan Dollar 48,517,000	United States Dollar 1,646,821	JPMorgan Chase Bank	$(24,023)
6/25/12	New Taiwan Dollar 51,068,000	United States Dollar 1,733,116	Nomura International PLC	(25,580)
6/25/12	New Taiwan Dollar 47,349,000	United States Dollar 1,607,176	Standard Chartered Bank	(23,445)
6/28/12	Euro 361,000	United States Dollar 482,289	Deutsche Bank	4,310
7/5/12	Euro 340,000	United States Dollar 451,938	Barclays Bank PLC	1,743
7/11/12	Euro 2,900,000	United States Dollar 3,904,415	Deutsche Bank	64,328
7/13/12	Japanese Yen 659,000,000	United States Dollar 8,155,133	Goldman Sachs International	(104,451)
7/13/12	Sri Lankan Rupee 60,920,000	United States Dollar 540,550	Standard Chartered Bank	80,133
10/9/12	Croatian Kuna 2,950,740	Euro 381,973	Credit Suisse International	(10,553)
10/23/12	Croatian Kuna 7,734,000	Euro 996,393	Barclays Bank PLC	(32,454)
11/15/12	Euro 380,000	United States Dollar 515,728	Goldman Sachs International	11,875
11/23/12	Euro 173,000	United States Dollar 235,091	Credit Suisse International	5,679
11/29/12	Euro 422,000	United States Dollar 566,240	Standard Chartered Bank	6,584
1/24/13	Euro 410,000	United States Dollar 535,009	Standard Chartered Bank	(9,172)
1/31/13	Euro 225,000	United States Dollar 296,208	State Street Bank and Trust Co.	(2,458)
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	185
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	4,430
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	9,136
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	(9,295)
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	3,772
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	2,713

				$(697,243)

31

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/9/12	Philippine Peso 73,370,000	United States Dollar 1,731,323	Credit Suisse International	$6,518
5/9/12	South African Rand 118,206,374	United States Dollar 15,018,534	Standard Bank	174,727
5/9/12	Zambian Kwacha 691,500,000	United States Dollar 135,641	Standard Bank	(4,110)
5/10/12	Thai Baht 615,825,000	United States Dollar 20,157,938	Standard Chartered Bank	(140,578)
5/14/12	Chilean Peso 272,965,000	United States Dollar 558,553	State Street Bank and Trust Co.	3,357
5/14/12	Indian Rupee 115,025,000	United States Dollar 2,226,470	Australia and New Zealand Banking Group Limited	(48,308)
5/14/12	Indian Rupee 34,409,000	United States Dollar 670,828	Barclays Bank PLC	(19,245)
5/14/12	Indian Rupee 38,031,000	United States Dollar 741,297	Credit Suisse International	(21,126)
5/14/12	Mexican Peso 30,000,000	United States Dollar 2,334,695	Citibank NA	(34,031)
5/14/12	Mexican Peso 574,469,360	United States Dollar 44,775,476	HSBC Bank USA	(720,122)
5/14/12	Philippine Peso 73,740,000	United States Dollar 1,724,832	Barclays Bank PLC	21,805
5/14/12	Philippine Peso 44,000,000	United States Dollar 1,024,924	BNP Paribas SA	17,278
5/14/12	Philippine Peso 43,600,000	United States Dollar 1,015,843	JPMorgan Chase Bank	16,885
5/14/12	Singapore Dollar 11,184,000	United States Dollar 8,880,631	Standard Chartered Bank	157,045
5/14/12	Yuan Renminbi 13,469,000	United States Dollar 2,133,365	Australia and New Zealand Banking Group Limited	3,122
5/14/12	Yuan Renminbi 11,540,000	United States Dollar 1,828,553	Barclays Bank PLC	1,951
5/14/12	Yuan Renminbi 15,511,100	United States Dollar 2,460,517	Deutsche Bank	(106)
5/14/12	Yuan Renminbi 12,690,900	United States Dollar 2,012,831	Goldman Sachs International	232
5/15/12	Philippine Peso 51,120,000	United States Dollar 1,197,050	Deutsche Bank	13,805
5/16/12	Philippine Peso 38,235,000	United States Dollar 896,483	Australia and New Zealand Banking Group Limited	9,174
5/16/12	Philippine Peso 38,235,000	United States Dollar 896,483	Barclays Bank PLC	9,174
5/16/12	Russian Ruble 72,900,000	United States Dollar 2,449,185	Goldman Sachs International	26,763
5/16/12	Russian Ruble 142,494,000	United States Dollar 4,787,461	State Street Bank and Trust Co.	52,151

32

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/21/12	Hungarian Forint 1,412,078,885	United States Dollar 6,209,533	Citibank NA	$290,783
5/29/12	South Korean Won 1,112,902,000	United States Dollar 973,072	Australia and New Zealand Banking Group Limited	10,010
5/29/12	South Korean Won 1,086,756,000	United States Dollar 950,128	HSBC Bank USA	9,858
5/31/12	Indian Rupee 104,475,000	United States Dollar 2,014,267	Barclays Bank PLC	(42,134)
5/31/12	Indian Rupee 89,681,000	United States Dollar 1,729,040	HSBC Bank USA	(36,167)
5/31/12	Indian Rupee 100,232,000	United States Dollar 1,932,090	Nomura International PLC	(40,050)
6/4/12	Brazilian Real 61,024,000	United States Dollar 32,177,168	State Street Bank and Trust Co.	(375,616)
6/4/12	Colombian Peso 1,178,600,000	United States Dollar 664,374	State Street Bank and Trust Co.	1,471
6/11/12	Mexican Peso 103,029,439	United States Dollar 8,035,991	Standard Chartered Bank	(155,610)
6/11/12	South Korean Won 2,600,289,000	United States Dollar 2,286,370	Australia and New Zealand Banking Group Limited	9,030
6/11/12	South Korean Won 2,352,711,000	United States Dollar 2,068,408	BNP Paribas SA	8,443
6/12/12	Yuan Renminbi 14,680,000	United States Dollar 2,321,316	Australia and New Zealand Banking Group Limited	4,203
6/12/12	Yuan Renminbi 3,283,000	United States Dollar 518,437	Barclays Bank PLC	1,637
6/12/12	Yuan Renminbi 16,534,000	United States Dollar 2,614,898	Deutsche Bank	4,320
6/18/12	Yuan Renminbi 780,000	United States Dollar 123,702	Citibank NA	43
6/18/12	Yuan Renminbi 1,990,000	United States Dollar 299,248	Goldman Sachs International	16,459
6/18/12	Yuan Renminbi 15,300,000	United States Dollar 2,423,340	Standard Chartered Bank	3,956
6/19/12	South Korean Won 946,055,000	United States Dollar 828,383	Barclays Bank PLC	6,471
6/19/12	South Korean Won 995,577,000	United States Dollar 871,555	Citibank NA	7,000
6/19/12	South Korean Won 945,794,000	United States Dollar 828,082	Nomura International PLC	6,541
6/25/12	Philippine Peso 51,300,000	United States Dollar 1,199,116	Australia and New Zealand Banking Group Limited	15,050
6/25/12	Polish Zloty 168,278,112	United States Dollar 52,280,822	Citibank NA	782,950
6/27/12	South Korean Won 1,227,435,000	United States Dollar 1,072,417	Bank of America	10,387

33

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/27/12	South Korean Won 972,081,000	United States Dollar 848,942	JPMorgan Chase Bank	$8,597
6/29/12	Yuan Renminbi 3,185,000	United States Dollar 504,195	Barclays Bank PLC	761
6/29/12	Yuan Renminbi 3,356,350	United States Dollar 531,362	Nomura International PLC	760
7/19/12	Thai Baht 251,158,000	United States Dollar 8,112,339	Nomura International PLC	15,572
7/20/12	Malaysian Ringgit 189,651,000	United States Dollar 61,588,998	Australia and New Zealand Banking Group Limited	791,235
7/25/12	Ugandan Shilling 795,760,000	United States Dollar 244,038	Standard Chartered Bank	59,009
8/7/12	Ugandan Shilling 726,570,800	United States Dollar 245,132	Standard Chartered Bank	30,374
10/25/12	Ugandan Shilling 690,620,000	United States Dollar 203,375	Standard Chartered Bank	50,801
10/29/12	Ugandan Shilling 843,108,000	United States Dollar 270,270	Citibank NA	39,566
10/29/12	Ugandan Shilling 848,592,000	United States Dollar 268,919	Standard Chartered Bank	42,933
10/31/12	Ugandan Shilling 622,159,200	United States Dollar 201,216	Standard Bank	27,254
11/13/12	Yuan Renminbi 10,940,000	United States Dollar 1,743,426	Bank of America	(15,076)

				$1,117,182

Futures Contracts
Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation

6/12	43 Euro-Bobl	Short	$(7,122,432)	$(7,131,965)	$(9,533)
6/12	16 Euro-Schatz	Short	(2,338,561)	(2,342,420)	(3,859)
6/12	8 Japan 10-Year Bond	Short	(14,269,539)	(14,340,681)	(71,142)
6/12	81 U.S. 10-Year Treasury Note	Short	(10,639,078)	(10,714,781)	(75,703)
6/12	36 U.S. 30-Year Treasury Bond	Short	(5,125,781)	(5,143,500)	(17,719)
7/12	22 Platinum	Long	1,859,823	1,729,090	(130,733)

					$(308,689)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

34

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	MXN 26,000	Pays	Mexican Interbank Deposit Rate	6.46%	9/24/20	$37,466
Bank of America	PLN 10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	74,267
Bank of America	PLN 3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	23,765
Bank of America	PLN 8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	175,003
Barclays Bank PLC	MXN 48,400	Pays	Mexican Interbank Deposit Rate	7.11	5/21/21	224,493
Barclays Bank PLC	MYR 26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	29,108
Barclays Bank PLC	MYR 18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	69,879
Barclays Bank PLC	MYR 21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	149,157
Barclays Bank PLC	MYR 10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	84,640
Barclays Bank PLC	PLN 8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	100,431
Barclays Bank PLC	PLN 14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	118,818
Barclays Bank PLC	PLN 24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	50,574
Barclays Bank PLC	PLN 2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	37,541
Barclays Bank PLC	THB 143,000	Pays	6-month THBFIX	3.34	2/16/15	8,509
Barclays Bank PLC	THB 149,550	Pays	6-month THBFIX	3.21	10/4/20	(254,790)
Barclays Bank PLC	ZAR 53,700	Pays	3-month JIBAR	7.41	9/24/20	24,716
Citibank NA	MXN 50,000	Pays	Mexican Interbank Deposit Rate	9.08	8/6/13	213,049
Citibank NA	MXN 48,000	Pays	Mexican Interbank Deposit Rate	6.86	11/10/20	168,214
Citibank NA	MYR 37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	34,803
Citibank NA	THB 69,000	Pays	6-month THBFIX	3.40	1/14/15	9,124
Credit Suisse International	MXN 42,000	Pays	Mexican Interbank Deposit Rate	6.24	7/31/15	113,892
Credit Suisse International	MXN 45,000	Pays	Mexican Interbank Deposit Rate	5.84	10/1/15	78,587
Credit Suisse International	MXN 41,500	Pays	Mexican Interbank Deposit Rate	6.36	10/23/20	35,848
Credit Suisse International	PLN 10,000	Pays	6-month PLN WIBOR	5.17	6/15/12	88,881
Deutsche Bank	BRL 19,700	Pays	Brazilian Interbank Deposit Rate	10.02	7/1/15	137,516
Deutsche Bank	MXN 85,500	Pays	Mexican Interbank Deposit Rate	6.38	6/17/16	271,446
Deutsche Bank	MYR 10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	163,107
Deutsche Bank	PLN 5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	(3,650)
Deutsche Bank	PLN 3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	6,851
Deutsche Bank	PLN 13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	10,817
Goldman Sachs International	PLN 17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	249,205
Goldman Sachs International	PLN 11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	249,793
Goldman Sachs International	ZAR 31,560	Pays	3-month JIBAR	8.07	7/7/21	167,496
HSBC Bank USA	MXN 44,030	Pays	Mexican Interbank Deposit Rate	7.28	12/23/20	247,183
HSBC Bank USA	THB 262,000	Pays	6-month THBFIX	2.67	10/21/15	(208,808)
HSBC Bank USA	THB 94,300	Pays	6-month THBFIX	3.26	8/19/20	(142,517)
HSBC Bank USA	THB 159,000	Pays	6-month THBFIX	3.50	11/25/20	(149,227)
JPMorgan Chase Bank	BRL 41,183	Pays	Brazilian Interbank Deposit Rate	9.63	1/2/14	294,397
JPMorgan Chase Bank	MXN 50,500	Pays	Mexican Interbank Deposit Rate	5.31	9/19/12	9,810
JPMorgan Chase Bank	MYR 27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	3,889
JPMorgan Chase Bank	MYR 4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	74,006

35

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

JPMorgan Chase Bank	PLN 16,600	Pays	6-month PLN WIBOR	4.75%	10/11/13	$100,908
JPMorgan Chase Bank	PLN 31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	13,018
JPMorgan Chase Bank	PLN 16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	116,355
JPMorgan Chase Bank	PLN 9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	63,757
JPMorgan Chase Bank	PLN 15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	212,048
JPMorgan Chase Bank	THB 108,000	Pays	6-month THBFIX	3.22	10/21/20	(179,988)
JPMorgan Chase Bank	ZAR 36,500	Pays	3-month JIBAR	9.05	10/12/15	397,094
Morgan Stanley & Co. International PLC	MXN 118,400	Pays	Mexican Interbank Deposit Rate	4.82	9/4/14	(19,815)
Morgan Stanley & Co. International PLC	MXN 29,200	Pays	Mexican Interbank Deposit Rate	7.95	12/3/31	128,960
Morgan Stanley & Co. International PLC	PLN 32,000	Pays	6-month PLN WIBOR	4.87	10/26/16	207,491
Standard Bank	ZAR 62,500	Pays	3-month JIBAR	7.98	5/20/19	382,367
Standard Bank	ZAR 22,000	Pays	3-month JIBAR	7.93	6/2/21	96,944
Standard Chartered Bank	BRL 19,000	Pays	Brazilian Interbank Deposit Rate	12.12	1/2/13	405,926

						$5,002,354

BRL - Brazilian Real
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
THB - Thai Baht
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$4,959	5.00	%(1)	6/20/13	4.91%	$33,728	$(15,840)	$17,888
Argentina	Bank of America	760	5.00	(1)	6/20/13	4.91	5,169	(5,702)	(533)
Argentina	Bank of America	1,520	5.00	(1)	6/20/13	4.91	10,338	(11,074)	(736)
Argentina	Bank of America	667	5.00	(1)	6/20/13	4.91	4,539	(6,603)	(2,064)
Argentina	Bank of America	695	5.00	(1)	6/20/13	4.91	4,725	(7,102)	(2,377)
Argentina	Credit Suisse International	826	5.00	(1)	6/20/13	4.91	5,618	(2,638)	2,980
Argentina	Credit Suisse International	379	5.00	(1)	6/20/13	4.91	2,578	(2,024)	554
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	4.91	4,992	(5,521)	(529)
Argentina	Credit Suisse International	763	5.00	(1)	6/20/13	4.91	5,189	(5,740)	(551)
Argentina	Deutsche Bank	1,500	5.00	(1)	6/20/13	4.91	10,202	(10,492)	(290)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	4.91	4,543	(5,022)	(479)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	4.91	4,992	(5,521)	(529)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	4.91	4,726	(7,103)	(2,377)
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.24	(3,867)	3,229	(638)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.24	(5,709)	4,548	(1,161)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.24	(4,162)	3,891	(271)

36

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

South Africa	Barclays Bank PLC	$750	1.00	%(1)	12/20/15	1.24%	$(5,525)	$5,122	$(403)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.24	(6,188)	12,877	6,689
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	1.24	(5,819)	5,931	112
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.24	(5,709)	5,345	(364)
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.18	(2,413)	8,083	5,670
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.24	(4,493)	4,202	(291)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.24	(6,040)	6,156	116
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.24	(6,004)	5,892	(112)
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.18	(7,238)	14,769	7,531

							$38,172	$(10,337)	$27,835

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$2,320	$—	$2,320
Austria	Barclays Bank PLC	200	1.42		3/20/14	(1,927)	—	(1,927)
Brazil	Bank of America	350	1.00	(1)	6/20/20	12,543	(10,444)	2,099
Brazil	Bank of America	825	1.00	(1)	6/20/20	29,568	(31,064)	(1,496)
Brazil	Bank of America	2,900	1.00	(1)	12/20/20	115,421	(79,859)	35,562
Brazil	Bank of America	883	1.00	(1)	12/20/20	35,141	(28,429)	6,712
Brazil	Bank of America	387	1.00	(1)	12/20/20	15,402	(12,187)	3,215
Brazil	Bank of America	120	1.00	(1)	12/20/20	4,776	(3,615)	1,161
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(6,720)	—	(6,720)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	30,644	(25,369)	5,275
Brazil	Citibank NA	190	1.00	(1)	12/20/20	7,562	(5,791)	1,771
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	63,676	(32,879)	30,797
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	7,562	(6,460)	1,102
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	6,368	(4,877)	1,491
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	31,840	(20,533)	11,307
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	5,970	(4,572)	1,398
China	Bank of America	1,000	1.00	(1)	3/20/17	2,586	(29,185)	(26,599)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	4,262	(43,770)	(39,508)
China	Deutsche Bank	703	1.00	(1)	3/20/17	1,818	(17,745)	(15,927)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	3,603	(35,161)	(31,558)
Colombia	Bank of America	950	1.00	(1)	9/20/21	31,222	(40,056)	(8,834)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	24,322	(30,654)	(6,332)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	69,017	(85,043)	(16,026)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	36,152	(46,381)	(10,229)
Egypt	Bank of America	550	1.00	(1)	9/20/15	76,810	(17,847)	58,963
Egypt	Citibank NA	650	1.00	(1)	12/20/15	97,741	(31,824)	65,917

37

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Egypt	Citibank NA	$100	1.00	%(1)	6/20/20	$29,729	$(9,023)	$20,706
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	163,152	(53,126)	110,026
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	56,389	(17,201)	39,188
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	32,132	(6,323)	25,809
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	17,457	(5,204)	12,253
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	210,518	(51,427)	159,091
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	139,844	(41,421)	98,423
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	29,729	(9,078)	20,651
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	14,864	(4,533)	10,331
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	30,025	(29,507)	518
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	85,845	(86,982)	(1,137)
Hungary	Goldman Sachs International	500	1.00	(1)	3/20/17	85,845	(88,006)	(2,161)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	14,027	(8,124)	5,903
Lebanon	Citibank NA	250	3.30		9/20/14	1,854	—	1,854
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	14,027	(8,247)	5,780
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	10,521	(5,971)	4,550
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	7,014	(4,062)	2,952
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	23,319	(12,218)	11,101
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	7,773	(4,096)	3,677
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	102,236	(62,003)	40,233
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	85,879	(54,593)	31,286
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	35,783	(21,653)	14,130
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	7,773	(3,782)	3,991
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	116,549	(73,398)	43,151
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	88,434	(55,922)	32,512
Philippines	Bank of America	700	1.00	(1)	12/20/15	1,655	(11,047)	(9,392)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(2,903)	—	(2,903)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(652)	(2,381)	(3,033)
Philippines	Citibank NA	200	1.84		12/20/14	(5,752)	—	(5,752)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(688)	(2,733)	(3,421)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(282)	(10,531)	(10,813)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(652)	(2,381)	(3,033)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	25,291	(66,486)	(41,195)
South Africa	Bank of America	300	1.00	(1)	12/20/19	16,224	(10,630)	5,594
South Africa	Bank of America	775	1.00	(1)	12/20/20	49,756	(25,792)	23,964
South Africa	Bank of America	525	1.00	(1)	12/20/20	33,704	(19,165)	14,539
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	16,224	(12,288)	3,936
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,665	(3,151)	2,514
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	48,149	(26,357)	21,792
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	36,274	(18,733)	17,541
South Africa	Citibank NA	150	1.00	(1)	12/20/19	8,112	(6,985)	1,127
South Africa	Citibank NA	100	1.00	(1)	3/20/20	5,665	(4,918)	747
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,665	(3,456)	2,209
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,666	(4,205)	1,461
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	49,756	(27,422)	22,334

38

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
		Amount	Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Credit Suisse International	$790	1.00	%(1)	12/20/20	$50,717	$(29,375)	$21,342
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	53,929	(38,388)	15,541
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	30,874	(23,853)	7,021
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	39,163	(21,078)	18,085
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	52,324	(28,731)	23,593
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	52,643	(29,376)	23,267
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,408	(4,856)	552
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	5,408	(5,828)	(420)
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,665	(3,395)	2,270
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,665	(3,517)	2,148
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	5,666	(4,860)	806
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	35,468	(13,672)	21,796
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	150,943	(61,556)	89,387
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	148,786	(61,819)	86,967
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	64,696	(26,478)	38,218
Spain	Citibank NA	300	1.00	(1)	3/20/20	61,651	(6,486)	55,165
Spain	Citibank NA	300	1.00	(1)	3/20/20	61,651	(13,358)	48,293
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	61,651	(6,125)	55,526
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	61,651	(13,358)	48,293
Spain	Deutsche Bank	550	1.00	(1)	6/20/20	114,933	(31,707)	83,226
Spain	Deutsche Bank	3,265	1.00	(1)	12/20/20	704,108	(250,866)	453,242
Spain	Deutsche Bank	670	1.00	(1)	12/20/20	144,473	(60,027)	84,446
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	40,990	(16,137)	24,853
Thailand	Barclays Bank PLC	400	0.97		9/20/19	15,029	—	15,029
Thailand	Citibank NA	400	0.86		12/20/14	(1,114)	—	(1,114)
Thailand	Citibank NA	200	0.95		9/20/19	7,786	—	7,786
Thailand	Goldman Sachs International	1,500	1.00	(1)	3/20/16	2,048	(9,721)	(7,673)
Thailand	JPMorgan Chase Bank	200	0.87		12/20/14	(612)	—	(612)
Uruguay	Citibank NA	100	1.00	(1)	6/20/20	6,698	(6,211)	487
Uruguay	Deutsche Bank	100	1.00	(1)	6/20/20	6,698	(6,065)	633
Venezuela	Barclays Bank PLC	300	5.00	(1)	12/20/21	41,661	(75,879)	(34,218)
Venezuela	Barclays Bank PLC	400	5.00	(1)	12/20/21	55,548	(99,316)	(43,768)
Venezuela	Barclays Bank PLC	400	5.00	(1)	12/20/21	55,550	(100,435)	(44,885)
Venezuela	Barclays Bank PLC	560	5.00	(1)	12/20/21	77,770	(130,715)	(52,945)
Venezuela	Barclays Bank PLC	592	5.00	(1)	12/20/21	82,211	(142,516)	(60,305)
Venezuela	Barclays Bank PLC	584	5.00	(1)	12/20/21	81,095	(149,225)	(68,130)
Venezuela	Deutsche Bank	843	5.00	(1)	12/20/21	117,067	(201,681)	(84,614)
Citigroup, Inc.	Bank of America	490	1.00	(1)	9/20/20	48,286	(26,012)	22,274
Citigroup, Inc.	JPMorgan Chase Bank	490	1.00	(1)	9/20/20	48,286	(27,532)	20,754
OAO Gazprom	Deutsche Bank	100	1.00	(1)	9/20/20	13,490	(10,360)	3,130

39

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
		Notional		Contract				Upfront	Net Unrealized
		Amount		Annual		Termination	Market	Payments	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	920	1.00	%(1)	6/20/17	$77,035	$(47,278)	$29,757
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	6/20/17	(105,658)	173,008	67,350

							$5,002,611	$(3,233,090)	$1,769,521

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $24,165,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $5,831,077. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,957,411 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $12,504,231, with the highest amount from any one counterparty being $1,936,386. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions

40

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $4,566,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$27,491	$125,832	$—	$—
Receivable for open forward foreign currency exchange contracts	—	—	3,254,162	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	5,230,910	—	—	5,961,149	—

Total Asset Derivatives	$5,230,910	$27,491	$3,379,994	$5,961,149	$—

Net unrealized depreciation*	$—	$—	$—	$(177,956)	$(130,733)
Payable for open forward foreign currency exchange contracts	—	—	(2,834,223)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(190,127)	—	—	(958,795)	—

Total Liability Derivatives	$(190,127)	$—	$(2,834,223)	$(1,136,751)	$(130,733)

*  Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

41

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$—	$(41,700)
Futures contracts	—	—	—	376,761	131,488
Swap contracts	(125,180)	—	—	1,278,571	—
Forward commodity contracts	—	—	—	—	(414,003)
Foreign currency and forward foreign currency exchange contract transactions	—	—	4,832,168	—	—

Total	$(125,180)	$—	$4,832,168	$1,655,332	$(324,215)

Change in unrealized appreciation (depreciation) —
Investments	$—	$(188,038)	$(185,877)	$—	$40,020
Futures contracts	—		—	96,486	(183,658)
Swap contracts	779,467	—	—	(337,036)	—
Forward commodity contracts	—	—	—	—	705,490
Foreign currency and forward foreign currency exchange contracts	—	—	609,866	—	—

Total	$779,467	$(188,038)	$423,989	$(240,550)	$561,852

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $39,980,000, $4,475,000, $604,953,000 and $370,607,000, respectively.

The average principal amount of purchased currency options contracts, average number of purchased index options contracts and average number of purchased commodity options contracts outstanding during the six month ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $13,570,000, 28,650,000 contracts and 1 contract, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

42

Emerging Markets Local Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$605,841,970	$—	$605,841,970
Mortgage Pass-Throughs	—	11,883,092	—	11,883,092
U.S. Government Agency Obligations	—	3,432,731	—	3,432,731
Precious Metals	7,496,958	—	—	7,496,958
Currency Options Purchased	—	125,832	—	125,832
Put Options Purchased	—	27,491	—	27,491
Short-Term Investments —
Foreign Government Securities	—	97,931,137	—	97,931,137
U.S. Treasury Obligations	—	14,402,328	—	14,402,328
Repurchase Agreements	—	25,105,192	—	25,105,192
Other	—	29,160,579	—	29,160,579

Total Investments	$7,496,958	$787,910,352	$—	$795,407,310

Forward Foreign Currency Exchange Contracts	$—	$3,254,162	$—	$3,254,162
Swap Contracts	—	11,192,059	—	11,192,059

Total	$7,496,958	$802,356,573	$—	$809,853,531

Liability Description

Securities Sold Short	$—	$(25,043,495)	$—	$(25,043,495)
Forward Foreign Currency Exchange Contracts	—	(2,834,223)	—	(2,834,223)
Swap Contracts	—	(1,148,922)	—	(1,148,922)
Futures Contracts	(308,689)	—	—	(308,689)

Total	$(308,689)	$(29,026,640)	$—	$(29,335,329)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012 the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

43

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

44

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Emerging Markets Local Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

45

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board noted that EVM had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance
Emerging Markets Local Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040-6/12	EMISRC

Eaton Vance Floating-Rate Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Floating-Rate Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	44
Officers and Trustees	47
Important Notices	48

Eaton Vance
Floating-Rate Fund
April 30, 2012
Portfolio Managers Scott H. Page, CFA, and Craig P. Russ
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Advisers Class at NAV	2/7/2001	4.14%	3.42%	3.22%	3.86%	—
Class A at NAV	5/5/2003	4.07	3.44	3.23	—	4.05%
Class A with 2.25% Maximum Sales Charge	—	1.74	1.07	2.75	—	3.79
Class B at NAV	2/5/2001	3.64	2.54	2.44	3.08	—
Class B with 5% Maximum Sales Charge	—	-1.36	-2.42	2.11	3.08	—
Class C at NAV	2/1/2001	3.76	2.65	2.47	3.09	—
Class C with 1% Maximum Sales Charge	—	2.76	1.66	2.47	3.09	—
Class I at NAV	1/30/2001	4.15	3.56	3.47	4.11	—

S&P/LSTA Leveraged Loan Index	—	4.53%	2.92%	4.55%	5.14%	—

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I

	1.01%	1.01%	1.76%	1.76%	0.76%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Floating-Rate Fund
April 30, 2012
Fund Profile4

Top 10 Holdings (% of total investments)[5]

Reynolds Group Holdings Inc.	1.1%
Rite Aid Corporation	1.1
Asurion LLC	1.1
Community Health Systems, Inc.	1.0
Intelsat Jackson Holdings S.A.	1.0
HCA, Inc.	1.0
Del Monte Foods Company	1.0
UPC Broadband Holding B.V. Total/UPC Financing Partnership	0.8
MetroPCS Wireless, Inc.	0.8
Sungard Data Systems, Inc.	0.8

Total	9.7%

Top 10 Sectors (% of total investments)[5]

Health Care	12.0%
Business Equipment and Services	8.7
Electronics/Electrical	6.1
Automotive	4.8
Food Products	4.2
Chemicals and Plastics	4.2
Food Service	3.9
Telecommunications	3.9
Financial Intermediaries	3.9
Leisure Goods/Activities/Movies	3.9

Total	55.6%

Credit Quality (% of loan holdings)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Floating-Rate Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

4

Eaton Vance
Floating-Rate Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Advisers Class	$1,000.00	$1,041.40	$5.18	1.02%
Class A	$1,000.00	$1,040.70	$5.18	1.02%
Class B	$1,000.00	$1,036.40	$8.96	1.77%
Class C	$1,000.00	$1,037.60	$8.97	1.77%
Class I	$1,000.00	$1,041.50	$3.91	0.77%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.80	$5.12	1.02%
Class A	$1,000.00	$1,019.80	$5.12	1.02%
Class B	$1,000.00	$1,016.10	$8.87	1.77%
Class C	$1,000.00	$1,016.10	$8.87	1.77%
Class I	$1,000.00	$1,021.00	$3.87	0.77%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Floating-Rate Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Floating Rate Portfolio, at value (identified cost, $8,038,656,292)	$8,041,671,279
Receivable for Fund shares sold	28,795,284

Total assets	$8,070,466,563

Liabilities

Payable for Fund shares redeemed	$13,435,593
Distributions payable	13,339,067
Payable to affiliates:
Distribution and service fees	1,049,670
Administration fee	984,484
Trustees’ fees	42
Accrued expenses	846,005

Total liabilities	$29,654,861

Net Assets	$8,040,811,702

Sources of Net Assets

Paid-in capital	$8,331,049,995
Accumulated net realized loss from Portfolio	(279,098,204)
Accumulated distributions in excess of net investment income	(14,155,076)
Net unrealized appreciation from Portfolio	3,014,987

Total	$8,040,811,702

Advisers Class Shares

Net Assets	$483,848,696
Shares Outstanding	53,593,988
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03

Class A Shares

Net Assets	$1,466,258,677
Shares Outstanding	157,035,163
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.34
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.55

Class B Shares

Net Assets	$32,861,999
Shares Outstanding	3,646,156
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class C Shares

Net Assets	$770,717,002
Shares Outstanding	85,475,527
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.02

Class I Shares

Net Assets	$5,287,125,328
Shares Outstanding	585,316,080
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.03

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Floating-Rate Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from Portfolio (net of foreign taxes, $76,489)	$203,133,880
Expenses allocated from Portfolio	(21,482,490)

Total investment income from Portfolio	$181,651,390

Expenses

Administration fee	$5,910,347
Distribution and service fees
Advisers Class	594,482
Class A	1,784,712
Class B	181,307
Class C	3,807,367
Trustees’ fees and expenses	250
Custodian fee	19,554
Transfer and dividend disbursing agent fees	2,339,135
Legal and accounting services	36,221
Printing and postage	443,880
Registration fees	16,434
Miscellaneous	20,521

Total expenses	$15,154,210

Net investment income	$166,497,180

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$17,670,465
Swap contracts	(466,013)
Foreign currency and forward foreign currency exchange contract transactions	16,149,974

Net realized gain	$33,354,426

Change in unrealized appreciation (depreciation) —
Investments	$127,273,682
Swap contracts	(402,460)
Foreign currency and forward foreign currency exchange contracts	(5,500,254)

Net change in unrealized appreciation (depreciation)	$121,370,968

Net realized and unrealized gain	$154,725,394

Net increase in net assets from operations	$321,222,574

See Notes to Financial Statements.
7

Eaton Vance
Floating-Rate Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$166,497,180	$289,699,824
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	33,354,426	(13,731,371)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	121,370,968	(85,895,222)

Net increase in net assets from operations	$321,222,574	$190,073,231

Distributions to shareholders —
From net investment income
Advisers Class	$(9,791,262)	$(21,432,506)
Class A	(29,421,295)	(57,075,853)
Class B	(609,862)	(1,576,040)
Class C	(12,839,616)	(25,501,335)
Class I	(113,251,236)	(179,405,173)
Tax return of capital
Advisers Class	—	(815,482)
Class A	—	(2,171,670)
Class B	—	(59,967)
Class C	—	(970,296)
Class I	—	(6,826,160)

Total distributions to shareholders	$(165,913,271)	$(295,834,482)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$65,922,688	$399,281,466
Class A	227,790,209	996,681,474
Class B	1,275,779	11,923,535
Class C	60,078,714	275,080,563
Class I	1,085,102,198	3,917,813,641
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	9,247,505	20,602,176
Class A	26,242,742	48,713,299
Class B	490,368	1,113,520
Class C	9,565,321	18,143,158
Class I	35,468,650	58,488,929
Cost of shares redeemed
Advisers Class	(92,758,223)	(352,091,893)
Class A	(272,631,659)	(748,651,194)
Class B	(4,435,919)	(13,512,001)
Class C	(96,004,982)	(238,003,109)
Class I	(1,044,611,318)	(1,590,280,252)
Net asset value of shares exchanged
Class A	6,227,949	13,347,912
Class B	(6,227,949)	(13,347,912)
Redemption fees	—	96,079

Net increase in net assets from Fund share transactions	$10,742,073	$2,805,399,391

Net increase in net assets	$166,051,376	$2,699,638,140

Net Assets

At beginning of period	$7,874,760,326	$5,175,122,186

At end of period	$8,040,811,702	$7,874,760,326

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(14,155,076)	$(14,738,985)

See Notes to Financial Statements.
8

Eaton Vance
Floating-Rate Fund

April 30, 2012

Financial Highlights

	Advisers Class

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.850		$8.880	$8.450	$7.000	$9.590	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.342	$0.345	$0.362	$0.545	$0.636
Net realized and unrealized gain (loss)	0.179		(0.018)	0.488	1.442	(2.618)	(0.239)

Total income (loss) from operations	$0.362		$0.324	$0.833	$1.804	$(2.073)	$0.397

Less Distributions

From net investment income	$(0.182)		$(0.341)	$(0.404)	$(0.356)	$(0.435)	$(0.648)
Tax return of capital	—		(0.013)	—	—	(0.083)	—

Total distributions	$(0.182)		$(0.354)	$(0.404)	$(0.356)	$(0.518)	$(0.648)

Redemption fees(1)	$—		$0.000 (2)	$0.001	$0.002	$0.001	$0.001

Net asset value — End of period	$9.030		$8.850	$8.880	$8.450	$7.000	$9.590

Total Return(3)	4.14	%(4)	3.68%	10.08%	26.83%	(22.55)%	4.13%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$483,849		$492,206	$432,169	$355,499	$375,801	$972,840
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.02	%(7)	1.01%	1.05%	1.12%	1.19%	1.05%
Net investment income	4.13	%(7)	3.82%	3.96%	4.95%	6.11%	6.50%
Portfolio Turnover of the Portfolio	19	%(4)	56%	39%	35%	7%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Floating-Rate Fund

April 30, 2012

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.160		$9.180	$8.740	$7.240	$9.920	$10.180

Income (Loss) From Operations

Net investment income(1)	$0.189		$0.355	$0.356	$0.372	$0.560	$0.657
Net realized and unrealized gain (loss)	0.180		(0.010)	0.499	1.494	(2.705)	(0.248)

Total income (loss) from operations	$0.369		$0.345	$0.855	$1.866	$(2.145)	$0.409

Less Distributions

From net investment income	$(0.189)		$(0.352)	$(0.416)	$(0.368)	$(0.450)	$(0.670)
Tax return of capital	—		(0.013)	—	—	(0.086)	—

Total distributions	$(0.189)		$(0.365)	$(0.416)	$(0.368)	$(0.536)	$(0.670)

Redemption fees(1)	$—		$0.000 (2)	$0.001	$0.002	$0.001	$0.001

Net asset value — End of period	$9.340		$9.160	$9.180	$8.740	$7.240	$9.920

Total Return(3)	4.07	%(4)	3.79%	10.00%	27.01%	(22.66)%	4.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,466,259		$1,450,518	$1,160,014	$946,191	$646,322	$1,619,235
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.02	%(7)	1.01%	1.04%	1.12%	1.19%	1.05%
Net investment income	4.14	%(7)	3.83%	3.96%	4.90%	6.08%	6.50%
Portfolio Turnover of the Portfolio	19	%(4)	56%	39%	35%	7%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Floating-Rate Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.840		$8.860	$8.440	$6.990	$9.590	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.275	$0.280	$0.315	$0.469	$0.563
Net realized and unrealized gain (loss)	0.170		(0.007)	0.479	1.436	(2.616)	(0.240)

Total income (loss) from operations	$0.319		$0.268	$0.759	$1.751	$(2.147)	$0.323

Less Distributions

From net investment income	$(0.149)		$(0.277)	$(0.340)	$(0.303)	$(0.382)	$(0.574)
Tax return of capital	—		(0.011)	—	—	(0.072)	—

Total distributions	$(0.149)		$(0.288)	$(0.340)	$(0.303)	$(0.454)	$(0.574)

Redemption fees(1)	$—		$0.000 (2)	$0.001	$0.002	$0.001	$0.001

Net asset value — End of period	$9.010		$8.840	$8.860	$8.440	$6.990	$9.590

Total Return(3)	3.64	%(4)	3.04%	9.17%	25.96%	(23.22)%	3.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,862		$41,084	$55,067	$66,309	$85,386	$177,431
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.77	%(7)	1.76%	1.80%	1.88%	1.94%	1.80%
Net investment income	3.38	%(7)	3.08%	3.23%	4.38%	5.29%	5.76%
Portfolio Turnover of the Portfolio	19	%(4)	56%	39%	35%	7%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Floating-Rate Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.840		$8.870	$8.440	$6.990	$9.590	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.150		$0.276	$0.279	$0.308	$0.472	$0.562
Net realized and unrealized gain (loss)	0.179		(0.018)	0.491	1.443	(2.619)	(0.239)

Total income (loss) from operations	$0.329		$0.258	$0.770	$1.751	$(2.147)	$0.323

Less Distributions

From net investment income	$(0.149)		$(0.277)	$(0.341)	$(0.303)	$(0.382)	$(0.574)
Tax return of capital	—		(0.011)	—	—	(0.072)	—

Total distributions	$(0.149)		$(0.288)	$(0.341)	$(0.303)	$(0.454)	$(0.574)

Redemption fees(1)	$—		$0.000 (2)	$0.001	$0.002	$0.001	$0.001

Net asset value — End of period	$9.020		$8.840	$8.870	$8.440	$6.990	$9.590

Total Return(3)	3.76	%(4)	2.92%	9.29%	25.96%	(23.22)%	3.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$770,717		$782,241	$733,767	$618,351	$512,400	$1,142,139
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.77	%(7)	1.76%	1.80%	1.87%	1.94%	1.80%
Net investment income	3.39	%(7)	3.08%	3.21%	4.22%	5.31%	5.75%
Portfolio Turnover of the Portfolio	19	%(4)	56%	39%	35%	7%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Floating-Rate Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.860		$8.880	$8.450	$7.000	$9.590	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.366	$0.363	$0.372	$0.550	$0.658
Net realized and unrealized gain (loss)	0.170		(0.011)	0.491	1.450	(2.601)	(0.237)

Total income (loss) from operations	$0.364		$0.355	$0.854	$1.822	$(2.051)	$0.421

Less Distributions

From net investment income	$(0.194)		$(0.361)	$(0.425)	$(0.374)	$(0.456)	$(0.672)
Tax return of capital	—		(0.014)	—	—	(0.084)	—

Total distributions	$(0.194)		$(0.375)	$(0.425)	$(0.374)	$(0.540)	$(0.672)

Redemption fees(1)	$—		$0.000 (2)	$0.001	$0.002	$0.001	$0.001

Net asset value — End of period	$9.030		$8.860	$8.880	$8.450	$7.000	$9.590

Total Return(3)	4.15	%(4)	4.04%	10.34%	27.14%	(22.36)%	4.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,287,125		$5,108,712	$2,794,104	$879,161	$353,249	$532,067
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.77	%(7)	0.76%	0.79%	0.87%	0.92%	0.80%
Net investment income	4.39	%(7)	4.09%	4.16%	4.99%	6.22%	6.73%
Portfolio Turnover of the Portfolio	19	%(4)	56%	39%	35%	7%	61%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Floating-Rate Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.3% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $304,533,675 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($4,215,434), October 31, 2013 ($7,255,003), October 31, 2014 ($1,123,368), October 31, 2015 ($24,641,774), October 31, 2016 ($205,764,300), October 31, 2017 ($32,557,773) and October 31, 2018 ($28,976,023). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance
Floating-Rate Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $5,910,347. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $172,901 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $30,057 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $594,482 for Advisers Class shares and $1,784,712 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $135,980 and $2,855,525 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $11,132,000 and $203,119,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the

15

Eaton Vance
Floating-Rate Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $45,327 and $951,842 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $44,000, $22,000 and $80,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $310,199,888 and $481,901,969, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Advisers Class	(Unaudited)	October 31, 2011

Sales	7,388,718	44,296,719
Issued to shareholders electing to receive payments of distributions in Fund shares	1,036,734	2,300,548
Redemptions	(10,423,724)	(39,683,951)

Net increase (decrease)	(1,998,272)	6,913,316

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	24,715,823	106,871,954
Issued to shareholders electing to receive payments of distributions in Fund shares	2,843,977	5,268,471
Redemptions	(29,608,765)	(81,529,341)
Exchange from Class B shares	676,734	1,447,361

Net increase (decrease)	(1,372,231)	32,058,445

16

Eaton Vance
Floating-Rate Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	144,079	1,326,831
Issued to shareholders electing to receive payments of distributions in Fund shares	55,088	124,665
Redemptions	(500,176)	(1,517,214)
Exchange to Class A shares	(701,032)	(1,498,631)

Net decrease	(1,002,041)	(1,564,349)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	6,741,708	30,556,428
Issued to shareholders electing to receive payments of distributions in Fund shares	1,073,535	2,031,564
Redemptions	(10,800,639)	(26,870,189)

Net increase (decrease)	(2,985,396)	5,717,803

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	121,713,736	434,691,707
Issued to shareholders electing to receive payments of distributions in Fund shares	3,973,313	6,538,780
Redemptions	(117,069,255)	(179,130,199)

Net increase	8,617,794	262,100,288

For the year ended October 31, 2011, the Fund received $96,079 in redemption fees.

17

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 94.4%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 1.7%

DAE Aviation Holdings, Inc.
Revolving Loan, 5.13%, Maturing July 31, 2013(2)		20,000	$19,200,000
Term Loan, 5.47%, Maturing July 31, 2014		20,209	20,208,943
Term Loan, 5.47%, Maturing July 31, 2014		20,523	20,523,176
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		7,047	7,090,792
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,334	27,376,366
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,989	3,956,014
Term Loan, 6.25%, Maturing December 3, 2014		3,017	3,036,297
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		15,785	15,706,544
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		9,776	9,804,015
Term Loan, 4.00%, Maturing February 14, 2017		27,594	27,674,694
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,999,376
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017		11,224	11,209,533

			$167,785,750

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		11,306	$9,666,841
Orbitz Worldwide Inc.
Term Loan, 3.24%, Maturing July 25, 2014		18,599	18,156,921

			$27,823,762

Automotive — 4.8%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014		66,731	$66,668,550
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		8,066	7,980,036
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		74,793	76,298,367
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		9,555	9,596,331
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		41,141	39,909,154
Term Loan, 2.18%, Maturing December 28, 2015		23,455	22,752,758
Financiere Truck Investissement SAS
Term Loan, 1.64%, Maturing February 15, 2013(2)	GBP	2,136	3,258,946
Term Loan, 3.57%, Maturing February 15, 2013	EUR	1,455	1,810,566
Ford Motor Co.
Term Loan, 0.25%, Maturing November 30, 2015(2)		4,852	4,573,393
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		79,325	78,308,688
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		13,992	14,062,038
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,547	23,694,364
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,303	5,331,245
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		21,433	21,740,713
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,028,089
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2015		4,526	4,522,674
Term Loan, 4.25%, Maturing September 29, 2016		29,682	29,821,687
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017		13,608	13,642,166
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,419	3,436,253
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		4,334	4,198,864
Term Loan, 2.74%, Maturing July 31, 2014		26,799	25,961,627
Term Loan - Second Lien, 5.50%, Maturing July 31, 2014		4,025	4,025,000
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		2,000	1,885,000

			$466,506,509

Beverage and Tobacco — 0.0%(3)

Maine Beverage Company
Term Loan, 2.22%, Maturing March 31, 2013		452	$441,982

			$441,982

Building and Development — 1.3%

401 North Wabash Venture LLC
Term Loan, 6.80%, Maturing July 27, 2012(4)		6,735	$5,859,579
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		23,158	23,215,504
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,094,992
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		16,950	17,089,259
Materis SAS
Term Loan, 3.44%, Maturing April 27, 2014	EUR	2,114	2,401,420
Term Loan, 3.81%, Maturing April 27, 2015	EUR	2,254	2,559,789
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		3,198	3,186,937
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		8,673	8,575,161

See Notes to Financial Statements.
18

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,299	$12,314,803
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013		2,712	2,585,300
Term Loan, 4.49%, Maturing October 10, 2016		359	334,204
Term Loan, 4.77%, Maturing October 10, 2016		4,570	4,260,359
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 25, 2019		7,025	7,090,859
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		19,259	18,970,370
WCI Communities, Inc.
Term Loan, 10.00%, Maturing September 2, 2016(4)		3,882	3,785,217

			$126,898,465

Business Equipment and Services — 8.8%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(5)		5,775	$5,802,073
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		28,558	28,593,735
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		40,402	40,427,525
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		41,151	39,196,598
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		13,266	13,310,276
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,732	4,756,876
Term Loan, 2.99%, Maturing February 21, 2015		15,116	14,499,120
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		9,738	9,689,652
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,384,838
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		13,478	13,637,860
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		16,433	16,417,768
Catalina Marketing Corporation
Term Loan, 2.99%, Maturing October 1, 2014		5,902	5,794,853
ClientLogic Corporation
Term Loan, 7.15%, Maturing January 30, 2017	EUR	569	708,540
Term Loan, 7.22%, Maturing January 30, 2017		9,682	8,714,115
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		11,683	11,712,019
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		24,600	24,753,750
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		14,575	14,629,656
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018		23,200	22,997,000
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,400	7,513,316
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		19,850	19,926,753
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		15,038	15,119,861
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		33,125	33,338,607
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		13,705	13,739,453
Term Loan, 6.25%, Maturing December 28, 2017		9,875	9,986,347
Term Loan, 10.58%, Maturing June 11, 2018		3,000	3,067,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,446	20,497,555
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016		2,000	2,020,000
Term Loan, 6.25%, Maturing April 5, 2018		60,175	61,040,016
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		13,137	13,103,937
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014		1,866	1,849,451
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,500	1,475,625
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		9,975	10,068,516
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		10,259	10,267,060
Oz Management LP
Term Loan, Maturing November 15, 2016(5)		15,724	13,679,602
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		54,240	54,460,377
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		46,377	44,734,751
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,039	11,061,493
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,208	9,283,256
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		49,647	49,817,961
Term Loan, 3.99%, Maturing February 28, 2017		29,027	29,163,104
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,930	5,941,307
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,443	30,813,533
Travelport LLC
Term Loan, 2.97%, Maturing August 23, 2013		595	592,608
Term Loan, 2.97%, Maturing August 23, 2013		154	153,053
Term Loan, 4.97%, Maturing August 21, 2015		20,702	18,938,853
Term Loan, 4.97%, Maturing August 21, 2015		25,941	23,731,557

See Notes to Financial Statements.
19

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Term Loan, 4.97%, Maturing August 21, 2015		8,217	$7,517,400
Term Loan, 5.18%, Maturing August 21, 2015	EUR	1,481	1,706,242
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,618	1,624,516
Term Loan, 6.00%, Maturing July 28, 2017		8,266	8,300,138
West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		6,528	6,567,873
Term Loan, 4.60%, Maturing July 15, 2016		18,134	18,236,175

			$852,364,050

Cable and Satellite Television — 3.7%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		15,425	$15,547,120
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,819	4,839,107
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,750	4,762,112
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		56,800	56,274,600
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016		28,477	28,515,671
Term Loan, 4.00%, Maturing May 15, 2019		11,025	11,013,975
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,105	9,150,900
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		23,226	23,156,462
Term Loan, 3.49%, Maturing March 29, 2016		3,584	3,578,563
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		14,825	14,880,594
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	2,822	3,231,368
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,822	3,231,368
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,459	7,225,867
Term Loan, 1.95%, Maturing January 30, 2015		7,580	7,343,125
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,095	10,107,806
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,846	18,186,416
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,327	10,320,876
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		24,058	24,087,832
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.52%, Maturing July 1, 2016	EUR	5,546	6,945,738
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	37,765	48,896,203
Term Loan, 4.42%, Maturing December 29, 2017	EUR	2,000	2,604,380
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		5,061	5,054,841
Term Loan, 3.74%, Maturing December 29, 2017		20,793	20,689,026
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,597,875
YPSO Holding SA
Term Loan, 3.90%, Maturing June 6, 2016(4)	EUR	3,336	3,938,890
Term Loan, 3.90%, Maturing June 6, 2016(4)	EUR	5,763	6,804,162

			$354,984,877

Chemicals and Plastics — 3.8%

AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		14,507	$14,779,284
Celanese U.S. Holdings LLC
Term Loan, 3.44%, Maturing October 31, 2016	EUR	671	892,528
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,276,875
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		4,229	4,249,273
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,962	8,022,213
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,990	2,652,274
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	1,235,200
Revolving Loan, 2.20%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,901	14,975,738
Huntsman International, LLC
Term Loan, 2.55%, Maturing June 30, 2016		2,309	2,292,870
Term Loan, 2.85%, Maturing April 19, 2017		14,397	14,330,430
INEOS Holdings, Ltd.
Term Loan, 8.00%, Maturing December 16, 2014	EUR	2,233	3,117,241
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		2,419	2,515,404
Momentive Performance Materials GmbH
Term Loan, 3.90%, Maturing May 5, 2015	EUR	4,935	6,238,369
Momentive Performance Materials Inc.
Term Loan, 2.49%, Maturing December 4, 2013		4,750	4,712,394
Term Loan, 3.75%, Maturing May 29, 2015		7,700	7,353,500
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		21,638	20,880,807
Momentive Specialty Chemicals Inc.
Term Loan, 2.50%, Maturing May 3, 2013		12,368	12,147,026
Term Loan, 4.00%, Maturing May 5, 2015		13,288	13,237,914
Term Loan, 4.25%, Maturing May 5, 2015		6,895	6,869,558
Term Loan, 4.25%, Maturing May 5, 2015		7,060	6,936,589
Term Loan, 4.31%, Maturing May 5, 2015		4,105	4,043,312
Term Loan, 4.54%, Maturing May 5, 2015	EUR	1,077	1,393,235

See Notes to Financial Statements.
20

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		16,666	$16,853,745
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,063	15,137,905
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,577	10,643,358
Solutia, Inc.
Revolving Loan, 0.92%, Maturing March 17, 2015(2)		5,000	5,000,000
Term Loan, 3.50%, Maturing August 1, 2017		14,911	14,923,593
Sonneborn LLC
Term Loan, Maturing March 26, 2018(5)		6,630	6,696,300
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		42,359	39,592,460
Taminco Global Chemical Corporation
Term Loan, 6.25%, Maturing February 15, 2019		4,550	4,604,031
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(2)		2,946	2,951,034
Term Loan, 4.25%, Maturing February 8, 2018		10,804	10,825,762
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		73,474	73,697,170

			$362,386,192

Clothing / Textiles — 0.0%(3)

Phillips-Van Heusen Corporation
Term Loan, 3.75%, Maturing May 6, 2016	EUR	609	$806,606
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,920	3,930,176

			$4,736,782

Conglomerates — 1.4%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,035	$1,034,841
Term Loan, 7.75%, Maturing September 22, 2014		2,562	2,549,602
Term Loan, 8.25%, Maturing September 22, 2014		415	413,607
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		38,329	38,736,681
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014		923	915,617
Term Loan, 2.49%, Maturing April 30, 2014		19,795	19,646,621
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,698	27,833,356
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		48,650	48,710,550

			$139,840,875

Containers and Glass Products — 2.2%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		29,293	$28,634,257
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		2,796	2,806,720
Term Loan, 4.50%, Maturing February 23, 2018		29,494	29,604,893
Consolidated Container Company LLC
Term Loan, 2.50%, Maturing March 28, 2014		13,769	13,528,445
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		4,073	4,174,483
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		6,354	6,354,452
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,763	68,821,989
Term Loan, 6.50%, Maturing August 9, 2018		39,347	39,962,108
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		4,102	4,153,232
Term Loan, 5.50%, Maturing October 3, 2018	EUR	983	1,311,915
TricorBraun, Inc.
Term Loan, 4.50%, Maturing July 31, 2013		1,590	1,584,226
Term Loan, Maturing May 10, 2018(5)		7,500	7,462,500

			$208,399,220

Cosmetics / Toiletries — 0.3%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		3,907	$3,908,760
Term Loan, 3.67%, Maturing April 24, 2015		17,662	17,671,874
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014		1,954	1,868,365
Prestige Brands, Inc.
Term Loan, 5.26%, Maturing January 31, 2019		5,387	5,429,478

			$28,878,477

Drugs — 0.8%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		3,000	$2,964,999
Term Loan, 5.50%, Maturing February 10, 2017		20,868	20,691,857
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		13,112	13,267,507
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018		3,274	3,288,153
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		316	316,060
Term Loan, 4.25%, Maturing March 15, 2018		8,342	8,375,497
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		16,683	16,750,995
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		11,470	11,516,309

			$77,171,377

See Notes to Financial Statements.
21

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Ecological Services and Equipment — 0.0%(3)

Big Dumpster Merger Sub, Inc.
Term Loan, 6.50%, Maturing February 5, 2013(4)	680	$612,911
Term Loan, 6.50%, Maturing February 5, 2013(4)	1,616	1,455,663
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(6)	136	139,832
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	2,493	2,502,405

		$4,710,811

Electronics / Electrical — 6.1%

Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	13,399	$13,373,980
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	25,279	25,420,482
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	25,445	25,444,600
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	8,022	8,006,966
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,313	34,420,318
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017	10,393	10,393,437
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016	2,339	2,333,586
Term Loan, 3.75%, Maturing April 20, 2018	18,321	18,343,666
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	20,689	20,714,875
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,673	33,767,534
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	8,401	8,390,711
Term Loan, 5.50%, Maturing May 31, 2016	17,736	17,713,368
FCI International
Term Loan, 3.62%, Maturing November 1, 2013	434	426,202
Term Loan, 3.62%, Maturing November 1, 2013	434	426,202
Term Loan, 3.62%, Maturing November 1, 2013	451	442,705
Term Loan, 3.62%, Maturing November 1, 2013	451	442,705
Term Loan, 3.62%, Maturing November 1, 2013	796	781,543
Term Loan, 3.62%, Maturing November 1, 2013	1,573	1,544,953
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013	1,916	1,881,842
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	42,483	41,752,374
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	11,240	10,228,094
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	20,003	20,065,247
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	11,642	11,772,467
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	31,101	30,789,694
Term Loan, 5.50%, Maturing March 3, 2017	17,338	17,478,745
Term Loan, 5.25%, Maturing March 19, 2019	19,400	19,460,625
Oberthur Technologies
Term Loan, Maturing March 30, 2019(5)	6,700	6,574,375
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014	9,873	9,545,581
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	5,262	5,288,122
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,750	2,756,875
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,625	9,642,806
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014	13,339	13,171,822
Semtech Corp.
Term Loan, 4.25%, Maturing March 15, 2017	4,825	4,837,062
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	39,693	39,781,118
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	10,010	9,959,890
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,955,125
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	6,716	6,707,678
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	3,632	3,668,067
Term Loan, 6.50%, Maturing May 26, 2017	4,914	4,962,680
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	16,400	16,690,411
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,927	8,966,390
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	13,821	13,855,114
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	10,175	10,211,006
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	21,513	21,613,713
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,673	25,777,443

		$593,782,199

Equipment Leasing — 0.7%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	14,940	$14,995,636

See Notes to Financial Statements.
22

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Equipment Leasing (continued)

Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016		15,050	$15,148,773
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017		40,325	40,539,247

			$70,683,656

Farming / Agriculture — 0.1%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016		11,599	$11,681,498

			$11,681,498

Financial Intermediaries — 3.8%

AmWINS Group, Inc.
Revolving Loan, 1.98%, Maturing June 8, 2012(2)		7,500	$7,306,500
Term Loan, 4.49%, Maturing June 8, 2013		12,408	12,400,336
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017		15,504	15,658,788
August U.S. Holding Company, Inc.
Term Loan, Maturing April 27, 2018(5)		4,375	4,287,500
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018		7,975	7,957,167
Term Loan, 3.74%, Maturing September 4, 2019		549	548,160
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018		25,418	25,290,885
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014		18,401	17,636,033
Term Loan, 2.99%, Maturing September 24, 2014		19,812	18,981,087
Term Loan, 2.99%, Maturing September 24, 2014		24,983	23,944,673
Term Loan, 4.24%, Maturing March 23, 2018		15,843	14,468,144
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016		8,676	8,502,028
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018		8,800	8,822,000
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016		8,673	8,716,454
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		20,570	20,724,594
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(5)		9,450	9,261,000
Term Loan, 4.00%, Maturing March 29, 2019		33,450	33,544,095
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		8,808	8,852,480
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		7,793	7,880,602
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017		43,459	43,594,792
Term Loan, 5.97%, Maturing May 13, 2017		21,731	21,798,895
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,316,406
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(6)		63	51,598
Term Loan, 6.99%, Maturing December 10, 2015(6)		1,990	1,558,851
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,579	29,714,103
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019		5,486	5,485,714

			$363,302,885

Food Products — 4.3%

American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,126	$9,885,697
BL Marketing, Ltd. (Weetabix)
Term Loan, 4.70%, Maturing December 31, 2015	GBP	2,625	4,258,335
Term Loan, 7.65%, Maturing June 30, 2017	GBP	2,500	3,935,532
Dean Foods Company
Term Loan, 1.74%, Maturing April 2, 2014		29,651	29,567,985
Term Loan, 3.24%, Maturing April 2, 2014		1,751	1,752,475
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		95,630	95,091,944
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,105	13,196,861
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,356	9,426,105
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018		9,651	9,723,194
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,301	29,337,858
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,700	25,790,640
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		71,059	71,258,501
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		20,577	20,693,183
Pinnacle Foods Finance LLC
Revolving Loan, 0.83%, Maturing April 2, 2013(2)		4,000	3,820,000
Term Loan, 2.77%, Maturing April 2, 2014		37,859	37,929,974
Term Loan, 4.75%, Maturing October 17, 2018		3,375	3,395,392
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		23,451	23,615,473
United Biscuits (UK), Ltd.
Term Loan - Second Lien, 4.71%, Maturing June 15, 2016	GBP	1,500	2,273,074
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,054	20,317,110

			$415,269,333

See Notes to Financial Statements.
23

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Service — 4.0%

Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		4,574	$4,569,192
Term Loan, 3.40%, Maturing July 26, 2016		3,254	3,249,282
Term Loan, 3.49%, Maturing July 26, 2016		48,317	48,268,342
Term Loan, 3.65%, Maturing July 26, 2016		19,105	19,076,922
Term Loan, 3.72%, Maturing July 26, 2016		950	945,250
Buffets, Inc.
DIP Term Loan, 10.50%, Maturing June 16, 2016		1,693	1,684,613
DIP Term Loan, 11.25%, Maturing June 16, 2016		1,091	1,085,563
Term Loan, 0.00%, Maturing April 21, 2015(7)		9,206	4,188,928
Term Loan, 0.00%, Maturing April 22, 2015(6)(7)		1,258	603,628
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		62,930	63,205,410
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		21,318	21,395,959
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		50,254	50,383,652
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		7,875	7,934,062
OSI Restaurant Partners, LLC
Term Loan, 2.60%, Maturing June 14, 2013		6,636	6,566,392
Term Loan, 2.56%, Maturing June 14, 2014		70,786	70,045,342
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,213	7,257,735
Selecta
Term Loan, 2.47%, Maturing July 2, 2015	CHF	18,405	17,083,772
SSP Financing, Ltd.
Term Loan, 2.50%, Maturing December 17, 2016		5,115	4,322,536
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		35,975	35,442,728
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		15,375	15,406,965

			$382,716,273

Food / Drug Retailers — 3.5%

Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	20,814	$26,156,314
Term Loan, 3.58%, Maturing July 9, 2015	GBP	29,000	43,593,116
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		54,295	54,485,033
Iceland Foods Group Limited
Term Loan, Maturing April 12, 2019(5)	EUR	11,950	15,933,565
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		17,050	17,073,972
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		68,472	67,616,461
Term Loan, 4.50%, Maturing March 2, 2018		36,561	36,378,588
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		11,850	11,971,463
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(5)		9,475	9,427,625
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		54,680	54,877,894

			$337,514,031

Forest Products — 0.0%(3)

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,062	$4,041,411

			$4,041,411

Health Care — 12.1%

1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,571	$7,646,672
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,525	5,521,547
Term Loan, 4.75%, Maturing June 30, 2017		6,883	6,884,182
Term Loan, 4.75%, Maturing June 30, 2017		31,765	31,771,982
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		11,841	11,367,045
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		21,432	21,512,427
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		8,025	8,014,969
Term Loan, 8.50%, Maturing April 4, 2017		8,025	8,014,969
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		57,920	57,807,163
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		21,948	21,454,480
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		15,162	15,190,329
Term Loan, 5.25%, Maturing September 15, 2017		13,531	13,573,535
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		6,814	6,836,772
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		72,428	71,899,515
Term Loan, 3.99%, Maturing January 25, 2017		28,446	28,159,443
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013		141	138,706
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,133	13,157,708
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		29,501	27,178,078
Dako EQT Project Delphi
Term Loan, 2.80%, Maturing May 31, 2016	EUR	3,099	3,722,139
Term Loan, 2.47%, Maturing June 12, 2016		1,568	1,408,857

See Notes to Financial Statements.
24

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,623	$10,673,029
DJO Finance LLC
Term Loan, 5.24%, Maturing November 1, 2016		13,095	13,088,342
Term Loan, 6.25%, Maturing September 15, 2017		11,050	11,102,488
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		28,558	27,031,831
Emdeon Business Services, LLC
Term Loan, 5.00%, Maturing November 2, 2018		9,550	9,643,113
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		31,302	31,446,774
Fenwal, Inc.
Term Loan, 2.74%, Maturing February 28, 2014		477	468,084
Term Loan, 2.74%, Maturing February 28, 2014		2,782	2,729,484
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		44,878	45,039,252
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		19,812	19,696,456
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		54,269	53,537,799
Term Loan, 3.49%, Maturing May 1, 2018		42,850	42,207,264
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		36,309	36,377,261
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,095	12,144,350
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		8,458	8,563,219
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		35,498	33,678,298
Term Loan, 6.75%, Maturing May 15, 2018		15,806	15,035,041
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		14,681	14,130,860
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		53,865	55,076,962
Lifepoint Hospitals, Inc.
Term Loan, 3.24%, Maturing April 15, 2015		11,748	11,770,366
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		23,318	23,531,554
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,563	11,273,559
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		65,475	65,426,268
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,366	23,641,484
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015		26,188	26,057,477
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		22,842	22,755,844
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		38,658	37,723,630
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,584,280
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,778	22,760,085
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		22,379	22,434,849
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		11,825	11,820,175
Vanguard Health Holding Co II., LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,633	24,825,524
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		55,731	55,533,700

			$1,165,069,220

Home Furnishings — 0.4%

Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014		2,748	$2,578,250
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		26,285	26,334,227
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		4,500	4,483,125
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		797	717,723
Sofia III S.a.r.l.
Term Loan, 2.90%, Maturing June 24, 2016	EUR	3,348	3,862,736

			$37,976,061

Industrial Equipment — 1.5%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		18,511	$18,593,611
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		5,910	5,850,900
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019		5,475	5,475,000
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		9,675	9,626,625
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		10,444	10,548,074
Kinetek Acquistions Corporation
Term Loan, 2.75%, Maturing November 11, 2013		277	277,807
Term Loan, 2.75%, Maturing November 11, 2013		2,732	2,739,079
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		11,849	10,922,072
Term Loan, 4.15%, Maturing December 23, 2014(4)	EUR	454	559,215
Term Loan, 3.65%, Maturing December 29, 2014(4)	EUR	597	734,171

See Notes to Financial Statements.
25

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment (continued)

Term Loan, 3.99%, Maturing December 23, 2015(4)		11,849	$10,922,072
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	428	526,164
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	578	711,257
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	5,879,590
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)		6,775	6,673,375
Polypore, Inc.
Revolving Loan, 0.50%, Maturing July 3, 2013(2)		2,000	1,860,000
Term Loan, 2.24%, Maturing July 3, 2014		7,302	7,220,298
Term Loan, 2.35%, Maturing July 3, 2014	EUR	1,062	1,377,080
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		13,750	13,835,938
Tank Intermediate Holding Corp.
Term Loan, 4.75%, Maturing April 15, 2016		7,811	7,821,085
Terex Corp.
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,950	13,211,977
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		4,539	4,598,194

			$139,963,584

Insurance — 2.5%

Alliant Holdings I, Inc.
Term Loan, 3.47%, Maturing August 21, 2014		22,790	$22,844,075
Term Loan, 6.75%, Maturing August 21, 2014		3,816	3,863,507
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		8,279	8,284,142
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		86,672	86,943,192
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		16,000	16,298,000
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,125	12,225,521
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		12,075	12,173,430
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		3,270	3,264,420
Term Loan, 2.97%, Maturing June 13, 2014		18,808	18,743,061
Term Loan, 6.75%, Maturing June 13, 2014		3,437	3,468,350
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,458	5,471,336
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	15,359,388
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		26,348	25,931,279
Term Loan, 7.00%, Maturing May 5, 2014		3,900	3,934,027

			$238,803,728

Leisure Goods / Activities / Movies — 3.7%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(5)		23,550	$23,314,500
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		26,747	26,720,636
Term Loan, 4.25%, Maturing February 22, 2018		11,746	11,743,730
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,788	11,788,194
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		39,837	39,870,327
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		27,698	27,810,803
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		8,238	8,283,034
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,913	10,978,671
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014		1,066	1,047,492
Term Loan, 2.49%, Maturing June 9, 2014		3,717	3,651,718
Kasima, LLC
Term Loan, 5.00%, Maturing March 10, 2015		15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017		11,907	11,952,101
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		36,617	36,677,880
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.49%, Maturing July 21, 2017		14,545	14,488,321
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		9,833	9,842,942
Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		4,774	3,628,121
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016		6,029	6,028,660
Term Loan, 4.00%, Maturing August 17, 2017		7,525	7,547,575
Term Loan, 4.00%, Maturing August 17, 2017		24,899	24,973,259
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		34,800	34,884,286
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		11,742	11,903,526
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,808	10,501,784

			$352,693,810

Lodging and Casinos — 1.7%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		3,526	$3,609,982
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		10,503	10,565,255

See Notes to Financial Statements.
26

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Lodging and Casinos (continued)

Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,775	$10,073,138
Term Loan, 5.49%, Maturing January 26, 2018		49,603	45,466,331
Gala Group LTD
Term Loan, 5.69%, Maturing May 30, 2018	GBP	26,200	36,425,458
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,447	6,489,658
Las Vegas Sands LLC
Term Loan, 1.85%, Maturing May 23, 2014		1,338	1,334,072
Term Loan, 1.85%, Maturing May 23, 2014		6,523	6,502,886
Term Loan, 2.85%, Maturing November 23, 2016		4,869	4,805,376
Term Loan, 2.85%, Maturing November 23, 2016		9,539	9,410,795
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		6,492	5,907,995
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,303	9,327,767
Quidnax AB
Term Loan, 3.83%, Maturing April 27, 2015	EUR	4,725	5,649,365
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,649,365

			$161,217,443

Nonferrous Metals / Minerals — 1.1%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		48,510	$48,685,789
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		12,050	12,170,500
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,960	7,976,222
Term Loan, 4.00%, Maturing March 10, 2017		15,585	15,616,534
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		14,976	15,069,453
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016		8,554	8,489,411

			$108,007,909

Oil and Gas — 2.3%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,841	$6,840,625
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		6,509	6,562,983
Term Loan, 3.24%, Maturing November 14, 2014		3,061	2,992,193
Term Loan, 3.24%, Maturing November 14, 2014		12,381	12,102,017
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,422	2,448,850
Term Loan, 9.00%, Maturing June 23, 2017		22,856	23,313,525
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		13,225	13,472,969
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		33,700	33,350,969
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		23,024	22,237,152
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		27,790	28,002,760
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		22,935	23,003,233
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		34,539	34,970,868
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		764	765,942
Term Loan, 6.50%, Maturing April 20, 2017		1,250	1,253,987
Term Loan, 6.50%, Maturing April 20, 2017		9,437	9,463,470

			$220,781,543

Publishing — 3.6%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		20,138	$20,255,483
Aster Zweite Beteiligungs GmbH
Term Loan, 5.72%, Maturing December 31, 2014		959	878,307
Term Loan, 5.72%, Maturing December 31, 2014		2,491	2,281,878
Term Loan, 5.72%, Maturing December 31, 2014		7,273	6,661,722
Term Loan, 5.72%, Maturing December 31, 2014		9,809	8,984,638
Term Loan, 5.72%, Maturing December 31, 2014		13,060	11,963,395
Term Loan, 5.97%, Maturing December 31, 2014	EUR	719	886,012
Term Loan, 5.97%, Maturing December 31, 2014	EUR	1,235	1,522,993
Term Loan, 5.97%, Maturing December 31, 2014	EUR	2,435	3,001,800
Term Loan, 6.06%, Maturing December 31, 2013		24	23,709
Term Loan, 6.06%, Maturing December 31, 2013		43	42,073
Black Press US Partnership
Term Loan, 2.49%, Maturing August 2, 2013		857	800,931
Term Loan, 2.49%, Maturing August 2, 2013		1,411	1,319,180
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		23,941	21,961,930
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014		4,841	1,468,793
Term Loan, 2.24%, Maturing August 28, 2014		15,423	4,680,005
Term Loan, 2.49%, Maturing August 28, 2014		9,206	2,793,550
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		6,550	6,590,102
Term Loan, 5.25%, Maturing November 7, 2016		43,838	44,127,634
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014		1,640	1,484,220
Term Loan, 3.61%, Maturing August 7, 2014		15,733	14,238,042
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,364,724
Lamar Media Corp.
Term Loan, 2.75%, Maturing December 31, 2015		2,144	2,132,872

See Notes to Financial Statements.
27

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		69,914	$69,116,415
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,473	1,435,945
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		11,854	11,212,131
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014		277	246,818
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		17,229	14,761,564
Nielsen Finance LLC
Term Loan, 2.24%, Maturing August 9, 2013		5,741	5,750,822
Term Loan, 3.49%, Maturing May 2, 2016		35,405	35,471,339
Term Loan, 3.99%, Maturing May 2, 2016		3,733	3,753,004
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		883	885,259
Term Loan, 3.74%, Maturing September 30, 2013		1,785	1,789,173
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012		1,627	1,633,517
Term Loan, 10.75%, Maturing June 18, 2013		4,002	3,861,619
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)		1,735	1,036,792
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		947	866,676
Term Loan, 8.00%, Maturing September 29, 2014		841	770,378

			$345,055,445

Radio and Television — 3.0%

Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		16,634	$13,425,096
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		62,187	62,866,461
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		6,570	6,643,912
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		18,166	18,251,263
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		2,570	2,560,961
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		5,108	5,146,137
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		6,958	7,001,047
Local TV Finance, LLC
Term Loan, 4.24%, Maturing May 7, 2015		11,608	11,605,603
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,746	3,754,899
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,808	10,835,418
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,856	9,757,035
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		12,580	12,517,038
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,771	8,809,310
Tyrol Acquisitions 2 SAS
Term Loan, 4.58%, Maturing October 6, 2013	EUR	5,000	5,731,622
Term Loan, 4.40%, Maturing January 29, 2016	EUR	2,750	3,156,335
Term Loan, 4.40%, Maturing January 29, 2016	EUR	2,750	3,156,335
Term Loan, 4.40%, Maturing January 29, 2016	EUR	7,800	8,952,513
Term Loan, 4.40%, Maturing January 29, 2016	EUR	7,800	8,952,513
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		7,816	7,709,919
Term Loan, 4.49%, Maturing March 31, 2017		66,036	61,764,609
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,753,622

			$288,351,648

Rail Industries — 0.1%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		9,325	$9,365,797

			$9,365,797

Retailers (Except Food and Drug) — 3.8%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		16,071	$16,140,013
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		16,711	16,815,366
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		17,470	17,338,925
Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		26,367	26,586,333
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		43,662	43,334,866
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		27,859	27,859,422
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		4,629	4,663,138
Term Loan, 5.00%, Maturing July 29, 2016		24,092	24,271,040
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		41,075	41,169,144
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,782,040
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		14,692	14,767,702
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		16,750	16,875,571
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		3,245	3,217,285
Term Loan, 2.80%, Maturing July 24, 2014		34,461	34,163,849

See Notes to Financial Statements.
28

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	$20,022,568
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	86	96,308
Term Loan, 2.94%, Maturing March 9, 2015	EUR	336	374,496
Term Loan, 2.94%, Maturing March 9, 2015	EUR	9,880	11,001,946
Term Loan, 3.57%, Maturing March 8, 2016	EUR	86	96,299
Term Loan, 3.57%, Maturing March 8, 2016	EUR	336	374,496
Term Loan, 3.57%, Maturing March 8, 2016	EUR	9,880	11,001,946
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	13	10,954
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	88	76,675
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	900	788,661

			$365,829,043

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,152	$23,325,770
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,818	7,837,980

			$31,163,750

Surface Transport — 0.9%

Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$28,475,906
Term Loan, 3.75%, Maturing March 9, 2018		38,035	38,038,502
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016		1,313	1,319,883
Term Loan, 5.00%, Maturing December 21, 2017		22,642	22,882,356

			$90,716,647

Telecommunications — 3.9%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,047	$12,979,601
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,873	6,873,063
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		25,262	25,320,901
ERC Luxembourg Holdings Limited
Term Loan, 3.28%, Maturing September 30, 2014(4)	EUR	5,387	4,512,488
Term Loan, 3.53%, Maturing September 30, 2015(4)	EUR	5,389	4,514,776
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		97,837	98,488,965
IPC Systems, Inc.
Term Loan, 2.67%, Maturing May 31, 2014		4,126	4,064,111
Term Loan, 3.28%, Maturing May 31, 2014	GBP	316	504,736
Macquarie UK Broadcast Limited
Term Loan, 2.94%, Maturing July 1, 2014	GBP	6,000	8,873,204
Term Loan, 3.19%, Maturing December 1, 2014	GBP	14,352	21,225,068
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,995	1,989,736
Term Loan, 4.00%, Maturing March 16, 2018		80,079	79,478,348
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,762	8,705,101
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,697	4,700,746
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		12,555	12,562,972
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,950	22,032,313
Telesat LLC
Term Loan, 4.25%, Maturing March 26, 2019		47,275	47,297,172
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		9,009	9,054,045

			$373,177,346

Utilities — 1.9%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		29,727	$29,860,317
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,497	8,582,045
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		12,704	12,733,778
Term Loan, 4.50%, Maturing April 2, 2018		30,909	30,983,643
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 23, 2019		4,800	4,818,000
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		9,459	9,718,850
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		12,736	13,378,111
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		5,131	4,836,408
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		8,928	9,039,220
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,757	34,874,200
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		45,113	24,830,740

			$183,655,312

Total Senior Floating-Rate Interests
(identified cost $9,139,768,737)			$9,113,748,701

See Notes to Financial Statements.
29

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 2.0%

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.0%(3)

Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	$4,120,000

			$4,120,000

Chemicals and Plastics — 0.4%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		2,000	$2,100,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	8,000	10,642,551
8.375%, 2/15/19(8)		15,250	16,393,750
7.50%, 5/1/20(8)		9,525	9,525,000
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,362,500

			$44,023,801

Diversified Manufacturing Operations — 0.1%

Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(10)	GBP	6,500	$9,124,754

			$9,124,754

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)		149	$126,454

			$126,454

Electronics / Electrical — 0.0%(3)

NXP BV/NXP Funding, LLC
3.217%, 10/15/13(9)		75	$75,281

			$75,281

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,522,625
7.125%, 9/1/18(8)		2,325	2,569,125

			$5,091,750

Financial Intermediaries — 0.2%

UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	$8,431,971
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		9,000	9,180,000

			$17,611,971

Health Care — 0.0%(3)

Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,041,250

			$3,041,250

Leisure Goods / Activities / Movies — 0.2%

NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		7,500	$8,306,250
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)		8,250	8,435,625

			$16,741,875

Lodging and Casinos — 0.3%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)		25,250	$26,070,625

			$26,070,625

Radio and Television — 0.0%(3)

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,180,000

			$3,180,000

Telecommunications — 0.1%

Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,137,500

			$9,137,500

Utilities — 0.6%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		28,200	$30,315,000
7.875%, 1/15/23(8)		26,100	28,253,250

			$58,568,250

Total Corporate Bonds & Notes
(identified cost $187,067,239)			$196,913,511

Asset-Backed Securities — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.974%, 12/15/20(9)		$540	$452,987
Avalon Capital Ltd. 3, Series 1A, Class D, 2.442%, 2/24/19(8)(9)		884	694,611
Babson Ltd., Series 2005-1A, Class C1, 2.417%, 4/15/19(8)(9)		1,129	818,199
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(8)(9)		1,500	1,329,186

See Notes to Financial Statements.
30

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.975%, 3/8/17(9)	$985	$846,621
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.417%, 1/15/18(8)(9)	2,000	1,405,751

Total Asset-Backed Securities
(identified cost $7,008,568)		$5,547,355

Common Stocks — 0.6%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(11)(12)	88,506	$3,119,836

		$3,119,836

Building and Development — 0.0%(3)

United Subcontractors, Inc.(6)(11)(12)	3,646	$260,372
WCI Communities, Inc.(6)(11)(12)	22,273	1,614,764

		$1,875,136

Chemicals and Plastics — 0.0%(3)

Vita Cayman II, Ltd.(11)(12)	3,849	$862,952

		$862,952

Diversified Manufacturing — 0.0%(3)

MEGA Brands, Inc.(12)	19,081	$117,631

		$117,631

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc.(6)(12)(13)	2,484	$226,044

		$226,044

Financial Intermediaries — 0.0%(3)

RTS Investor Corp.(6)(11)(12)	692	$55,309

		$55,309

Food Service — 0.0%

Buffets, Inc.(6)(12)	193,076	$0

		$0

Home Furnishings — 0.0%(3)

Oreck Corp.(6)(11)(12)	14,217	$869,370
Sanitec Europe Oy B Units(6)(11)(12)	235,094	1,555,970
Sanitec Europe Oy E Units(6)(11)(12)	230,960	0

		$2,425,340

Leisure Goods / Activities / Movies — 0.1%

Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$11,324,194

		$11,324,194

Lodging and Casinos — 0.0%(3)

Affinity Gaming, LLC(6)(11)(12)	206,125	$1,216,139

		$1,216,139

Publishing — 0.3%

Ion Media Networks, Inc.(6)(11)(12)	28,605	$22,884,000
MediaNews Group, Inc.(6)(11)(12)	162,730	3,256,226
Source Interlink Companies, Inc.(6)(11)(12)	5,725	0
Star Tribune Media Holdings Co.(11)(12)	30,631	850,010
SuperMedia, Inc.(11)(12)	53,719	92,397

		$27,082,633

Radio and Television — 0.1%

New Young Broadcasting Holding Co., Inc.(11)(12)	2,310	$6,958,875

		$6,958,875

Total Common Stocks
(identified cost $33,340,330)		$55,264,089

Preferred Stocks — 0.0%(3)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc., Series A(6)(12)(13)	569	$35,847

Total Preferred Stocks
(identified cost $9,957)		$35,847

Warrants — 0.0%(3)

Security	Shares	Value

Radio and Television — 0.0%(3)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	112	$337,400

		$337,400

See Notes to Financial Statements.
31

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	11,964	0

		$0

Total Warrants
(identified cost $192,476)		$337,400

Short-Term Investments — 4.1%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(14)	$368,732	$368,732,268
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	32,453	32,453,308

Total Short-Term Investments
(identified cost $401,185,576)		$401,185,576

Total Investments — 101.2%
(identified cost $9,768,572,883)		$9,773,032,479

Less Unfunded Loan Commitments — (0.4)%		$(33,857,021)

Net Investments — 100.8%
(identified cost $9,734,715,862)		$9,739,175,458

Other Assets, Less Liabilities — (0.8)%		$(81,370,914)

Net Assets — 100.0%		$9,657,804,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	- Swiss Franc
DIP	- Debtor-In-Possession
EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $171,113,519 or 1.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
32

Floating Rate Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $9,365,983,594)	$9,370,443,190
Affiliated investment, at value (identified cost, $368,732,268)	368,732,268
Restricted cash*	5,958,158
Foreign currency, at value (identified cost, $23,053,312)	23,050,769
Interest receivable	41,789,820
Interest receivable from affiliated investment	33,515
Receivable for investments sold	21,897,827
Receivable for open forward foreign currency exchange contracts	1,337,582
Receivable for closed swap contracts	118,906
Prepaid expenses	528,508

Total assets	$9,833,890,543

Liabilities

Payable for investments purchased	$164,983,972
Payable for open forward foreign currency exchange contracts	3,189,238
Payable for open swap contracts	3,261,410
Payable to affiliates:
Investment adviser fee	3,957,169
Trustees’ fees	4,208
Accrued expenses	690,002

Total liabilities	$176,085,999

Net Assets applicable to investors’ interest in Portfolio	$9,657,804,544

Sources of Net Assets

Investors’ capital	$9,657,561,363
Net unrealized appreciation	243,181

Total	$9,657,804,544

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.
33

Floating Rate Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income (net of foreign taxes, $91,932)	$244,871,003
Interest allocated from affiliated investment	215,474
Expenses allocated from affiliated investment	(34,334)

Total investment income	$245,052,143

Expenses

Investment adviser fee	$23,872,732
Trustees’ fees and expenses	34,000
Custodian fee	938,827
Legal and accounting services	311,564
Interest expense and fees	540,245
Miscellaneous	190,279

Total expenses	$25,887,647

Deduct —
Reduction of custodian fee	$24

Total expense reductions	$24

Net expenses	$25,887,623

Net investment income	$219,164,520

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$22,532,888
Investment transactions allocated from affiliated investment	4,896
Swap contracts	(574,266)
Foreign currency and forward foreign currency exchange contract transactions	19,525,049

Net realized gain	$41,488,567

Change in unrealized appreciation (depreciation) —
Investments	$151,176,711
Swap contracts	(465,112)
Foreign currency and forward foreign currency exchange contracts	(6,423,542)

Net change in unrealized appreciation (depreciation)	$144,288,057

Net realized and unrealized gain	$185,776,624

Net increase in net assets from operations	$404,941,144

See Notes to Financial Statements.
34

Floating Rate Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$219,164,520	$397,412,294
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	41,488,567	(18,065,295)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	144,288,057	(100,433,238)

Net increase in net assets from operations	$404,941,144	$278,913,761

Capital transactions —
Contributions	$410,015,822	$4,383,895,129
Withdrawals	(851,486,465)	(1,465,370,574)

Net increase (decrease) in net assets from capital transactions	$(441,470,643)	$2,918,524,555

Net increase (decrease) in net assets	$(36,529,499)	$3,197,438,316

Net Assets

At beginning of period	$9,694,334,043	$6,496,895,727

At end of period	$9,657,804,544	$9,694,334,043

See Notes to Financial Statements.
35

Floating Rate Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54	%(2)	0.54%	0.57%	0.61%	0.70%	0.58%
Net investment income	4.60	%(2)	4.31%	4.43%	5.41%	6.50%	6.94%
Portfolio Turnover	19	%(3)	56%	39%	35%	7%	61%

Total Return	4.28	%(3)	4.30%	10.51%	27.54%	(22.24)%	4.62%

Net assets, end of period (000’s omitted)	$9,657,805		$9,694,334	$6,496,896	$4,294,340	$3,056,210	$6,851,600

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
36

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 83.3%, 5.4%, 9.0%, 1.2%, 0.4% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

37

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments

38

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. Effective May 1, 2012, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.460% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4475% from $15 billion up to $20 billion, 0.4375% from $20 billion up to $25 billion and 0.430% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $23,872,732 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $1,735,763,625 and $1,766,199,293, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,736,200,343

Gross unrealized appreciation	$128,838,663
Gross unrealized depreciation	(125,863,548)

Net unrealized appreciation	$2,975,115

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

39

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$261,891

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation

5/2/12	Euro 15,750,000	United States Dollar 20,841,975	Citibank NA	$6,305

				$6,305

Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	British Pound Sterling 6,900,000	United States Dollar 11,196,395	JPMorgan Chase Bank	$388
5/31/12	British Pound Sterling 51,122,696	United States Dollar 80,876,105	JPMorgan Chase Bank	(2,076,080)
5/31/12	Euro 43,158,033	United States Dollar 57,862,406	Citibank NA	728,062
5/31/12	Euro 15,750,000	United States Dollar 20,844,117	Citibank NA	(6,368)
6/29/12	British Pound Sterling 28,528,205	United States Dollar 45,260,710	Goldman Sachs International	(1,021,413)
6/29/12	Euro 76,642,937	United States Dollar 102,046,622	HSBC Bank USA	567,543
6/29/12	Swiss Franc 15,168,670	United States Dollar 16,758,739	Citibank NA	35,284
7/31/12	British Pound Sterling 12,957,082	United States Dollar 20,969,094	HSBC Bank USA	(47,662)
7/31/12	Euro 86,222,439	United States Dollar 114,154,198	Deutsche Bank	(37,715)

				$(1,857,961)

40

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$60,000	Receives	3 Month USD-LIBOR-BBA	0.98%	6/24/14	$(707,768)
Citibank NA	60,000	Receives	3 Month USD-LIBOR-BBA	1.81	6/24/16	(2,553,642)

						$(3,261,410)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $6,450,648. At April 30, 2012, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,958,158.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,337,582, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $769,651. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $817,701 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

		Fair Value

Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$1,337,582	(1)	$(3,189,238	)(2)

		$1,337,582		$(3,189,238)

Interest Rate	Swap contracts	$—		$(3,261,410	)(2)

		$—		$(3,261,410)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Payable for open swap contracts, respectively; Net unrealized appreciation.

41

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$20,345,562	(1)	$(5,789,664	)(2)
Interest Rate	Swap contracts	(574,266	)(1)	(465,112	)(2)

Total		$19,771,296		$(6,254,776)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $487,028,000 and $120,000,000, respectively.

7 Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

42

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,075,783,256	$4,108,424	$9,079,891,680
Corporate Bonds & Notes	—	196,787,057	126,454	196,913,511
Asset-Backed Securities	—	5,547,355	—	5,547,355
Common Stocks	210,028	23,115,867	31,938,194	55,264,089
Preferred Stocks	—	—	35,847	35,847
Warrants	—	337,400	0	337,400
Short-Term Investments	—	401,185,576	—	401,185,576

Total Investments	$210,028	$9,702,756,511	$36,208,919	$9,739,175,458

Forward Foreign Currency Exchange Contracts	$—	$1,337,582	$—	$1,337,582

Total	$210,028	$9,704,094,093	$36,208,919	$9,740,513,040

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,189,238)	$—	$(3,189,238)
Interest Rate Swaps	—	(3,261,410)	—	(3,261,410)

Total	$—	$(6,450,648)	$—	$(6,450,648)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2011	$6,030,241	$125,977	$42,122,603	$35,028	$0	$48,313,849
Realized gains (losses)	(425,717)	—	10,125,694	—	—	9,699,977
Change in net unrealized
appreciation (depreciation)*	(134,186)	(1,555)	(9,978,723)	819	—	(10,113,645)
Cost of purchases**	165,534	—	—	—	—	165,534
Proceeds from sales**	(3,699,562)	—	(11,185,291)	—	—	(14,884,853)
Accrued discount (premium)	132,809	2,032	—	—	—	134,841
Transfers to Level 3***	2,039,305	—	853,911	—	—	2,893,216
Transfers from Level 3***	—	—	—	—	—	—

Balance as of April 30, 2012	$4,108,424	$126,454	$31,938,194	$35,847	$0	$36,208,919

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012	$(606,913)	$(1,555)	$(152,784)	$819	$—	$(760,433)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.
***	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

43

Eaton Vance
Floating-Rate Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance
Floating-Rate Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the experience and abilities of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

45

Eaton Vance
Floating-Rate Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fee rates through the implementation of additional fee breakpoints at agreed-upon asset levels, to be effective May 1, 2012.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance
Floating-Rate Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Floating Rate Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance
Floating-Rate Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-6/12	FRSRC

Eaton Vance Floating-Rate & High Income Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Floating-Rate & High Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	45
Officers and Trustees	48
Important Notices	49

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2012
Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Michael W. Weilheimer, CFA, and Thomas P. Huggins
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Advisers Class at NAV	9/7/2000	4.55%	3.68%	3.64%	4.52%	—
Class A at NAV	5/7/2003	4.53	3.62	3.62	—	4.68%
Class A with 2.25% Maximum Sales Charge	—	2.19	1.28	3.15	—	4.41
Class B at NAV	9/5/2000	4.04	2.79	2.84	3.74	—
Class B with 5% Maximum Sales Charge	—	-0.96	-2.16	2.52	3.74	—
Class C at NAV	9/5/2000	4.17	2.80	2.85	3.75	—
Class C with 1% Maximum Sales Charge	—	3.17	1.81	2.85	3.75	—
Class I at NAV	9/15/2000	4.56	3.82	3.87	4.78	—
S&P/LSTA Leveraged Loan Index	—	4.53%	2.92%	4.55%	5.14%	—

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class B	Class C	Class I

		1.09%	1.10%	1.84%	1.84%	0.84%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2012
Fund Profile

Top 10 Holdings (% of total investments)4,5

Reynolds Group Holdings Inc.	1.1%
Rite Aid Corporation	1.1
Asurion LLC	1.1
Community Health Systems, Inc.	1.0
Intelsat Jackson Holdings S.A.	1.0
HCA, Inc.	1.0
Del Monte Foods Company	1.0
UPC Broadband Holding B.V. Total/UPC Financing Partnership	0.8
MetroPCS Wireless, Inc.	0.8
Sungard Data Systems, Inc.	0.8

Total	9.7%

Portfolio Allocation (% of total investments)

Top 10 Sectors (% of total investments)4,5

Health Care	12.0%
Business Equipment and Services	8.7
Electronics/Electrical	6.1
Automotive	4.8
Food Products	4.2
Chemicals and Plastics	4.2
Food Service	3.9
Telecommunications	3.9
Financial Intermediaries	3.9
Leisure Goods/Activities/Movies	3.9

Total	55.6%

Credit Quality (% of loan holdings)4,6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Floating-Rate & High Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	The Fund invests in two affiliated investment companies (Portfolios). References to investments are to the Floating Rate Portfolio.

[5]	Excludes cash and cash equivalents.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 20, 2012, Michael Weilheimer is the sole portfolio manager of High Income Opportunities Portfolio, Boston Income Portfolio and Short Duration High Income Portfolio.

4

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Advisers Class	$1,000.00	$1,045.50	$5.44	1.07%
Class A	$1,000.00	$1,045.30	$5.49	1.08%
Class B	$1,000.00	$1,040.40	$9.23	1.82%
Class C	$1,000.00	$1,041.70	$9.24	1.82%
Class I	$1,000.00	$1,045.60	$4.17	0.82%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.50	$5.37	1.07%
Class A	$1,000.00	$1,019.50	$5.42	1.08%
Class B	$1,000.00	$1,015.80	$9.12	1.82%
Class C	$1,000.00	$1,015.80	$9.12	1.82%
Class I	$1,000.00	$1,020.80	$4.12	0.82%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Floating Rate Portfolio, at value (identified cost, $887,987,158)	$866,775,443
Investment in High Income Opportunities Portfolio, at value (identified cost, $176,951,409)	178,216,790
Receivable for Fund shares sold	4,645,539

Total assets	$1,049,637,772

Liabilities

Payable for Fund shares redeemed	$4,208,145
Distributions payable	518,708
Payable to affiliates:
Distribution and service fees	292,191
Administration fee	127,037
Trustees’ fees	42
Accrued expenses	112,909

Total liabilities	$5,259,032

Net Assets	$1,044,378,740

Sources of Net Assets

Paid-in capital	$1,186,713,841
Accumulated net realized loss from Portfolios	(121,380,393)
Accumulated distributions in excess of net investment income	(1,008,374)
Net unrealized depreciation from Portfolios	(19,946,334)

Total	$1,044,378,740

Advisers Class Shares

Net Assets	$202,313,896
Shares Outstanding	22,893,522
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.84

Class A Shares

Net Assets	$355,399,676
Shares Outstanding	37,805,785
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.40
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.62

Class B Shares

Net Assets	$13,915,197
Shares Outstanding	1,576,491
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.83

Class C Shares

Net Assets	$205,857,378
Shares Outstanding	23,342,416
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.82

Class I Shares

Net Assets	$266,892,593
Shares Outstanding	30,182,928
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.84

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from Portfolios (net of foreign taxes, $8,021)	$28,041,485
Dividends allocated from Portfolios (net of foreign taxes, $1,312)	100,166
Expenses allocated from Portfolios	(2,747,550)

Total investment income from Portfolios	$25,394,101

Expenses

Administration fee	$747,658
Distribution and service fees
Advisers Class	230,804
Class A	430,599
Class B	82,164
Class C	1,022,103
Trustees’ fees and expenses	250
Custodian fee	24,346
Transfer and dividend disbursing agent fees	291,846
Legal and accounting services	16,484
Printing and postage	164,420
Registration fees	88,868
Miscellaneous	7,806

Total expenses	$3,107,348

Net investment income	$22,286,753

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$(816,783)
Swap contracts	19,441
Foreign currency and forward foreign currency exchange transactions	1,614,697

Net realized gain	$817,355

Change in unrealized appreciation (depreciation) —
Investments	$20,287,960
Swap contracts	126,807
Foreign currency and forward foreign currency exchange contracts	(400,831)

Net change in unrealized appreciation (depreciation)	$20,013,936

Net realized and unrealized gain	$20,831,291

Net increase in net assets from operations	$43,118,044

See Notes to Financial Statements.
7

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$22,286,753	$47,065,050
Net realized gain (loss) from investment transactions, securities sold short, swap contracts and foreign currency and forward foreign currency exchange contract transactions	817,355	(12,080,505)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	20,013,936	(5,706,866)

Net increase in net assets from operations	$43,118,044	$29,277,679

Distributions to shareholders —
From net investment income
Advisers Class	$(4,239,578)	$(9,969,342)
Class A	(7,948,068)	(17,015,809)
Class B	(311,975)	(838,270)
Class C	(3,935,473)	(8,047,851)
Class I	(5,991,066)	(10,870,097)
Tax return of capital
Advisers Class	—	(421,854)
Class A	—	(720,026)
Class B	—	(35,471)
Class C	—	(340,546)
Class I	—	(459,970)

Total distributions to shareholders	$(22,426,160)	$(48,719,236)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$42,443,277	$114,233,761
Class A	60,815,808	354,742,048
Class B	241,252	3,478,608
Class C	11,382,584	57,675,237
Class I	80,231,728	261,226,160
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	4,092,006	9,578,996
Class A	7,152,158	15,137,271
Class B	245,481	568,511
Class C	2,970,155	5,918,414
Class I	3,712,917	5,681,011
Cost of shares redeemed
Advisers Class	(35,361,530)	(125,611,117)
Class A	(201,208,288)	(139,386,614)
Class B	(1,797,268)	(5,349,090)
Class C	(24,403,968)	(48,179,629)
Class I	(56,942,547)	(150,328,532)
Net asset value of shares exchanged
Class A	3,723,326	4,064,580
Class B	(3,723,326)	(4,064,580)
Redemption fees	—	11,492

Net increase (decrease) in net assets from Fund share transactions	$(106,426,235)	$359,396,527

Net increase (decrease) in net assets	$(85,734,351)	$339,954,970

Net Assets

At beginning of period	$1,130,113,091	$790,158,121

At end of period	$1,044,378,740	$1,130,113,091

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(1,008,374)	$(868,967)

See Notes to Financial Statements.
8

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Financial Highlights

	Advisers Class

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.650		$8.700	$8.260	$6.810	$9.450	$9.690

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.384	$0.395	$0.390	$0.551	$0.639
Net realized and unrealized gain (loss)	0.192		(0.034)	0.519	1.444	(2.662)	(0.233)

Total income (loss) from operations	$0.389		$0.350	$0.914	$1.834	$(2.111)	$0.406

Less Distributions

From net investment income	$(0.199)		$(0.384)	$(0.474)	$(0.388)	$(0.469)	$(0.647)
Tax return of capital	—		(0.016)	—	—	(0.068)	—

Total distributions	$(0.199)		$(0.400)	$(0.474)	$(0.388)	$(0.537)	$(0.647)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.004	$0.008	$0.001

Net asset value — End of period	$8.840		$8.650	$8.700	$8.260	$6.810	$9.450

Total Return(3)	4.55	%(4)	4.06%	11.50%	28.05%	(23.29)%	4.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$202,314		$187,220	$192,804	$134,367	$154,101	$469,777
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.07	%(7)	1.09%	1.11%	1.20%	1.22%	1.08%
Net investment income	4.56	%(7)	4.38%	4.65%	5.56%	6.28%	6.63%
Portfolio Turnover of the Fund(8)	6	%(4)	20%	15%	15%	8%	6%
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%	35%	7%	61%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%	72%	48%	81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
9

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.200		$9.260	$8.780	$7.240	$10.050	$10.300

Income (Loss) From Operations

Net investment income(1)	$0.211		$0.405	$0.420	$0.413	$0.591	$0.680
Net realized and unrealized gain (loss)	0.201		(0.041)	0.560	1.536	(2.838)	(0.243)

Total income (loss) from operations	$0.412		$0.364	$0.980	$1.949	$(2.247)	$0.437

Less Distributions

From net investment income	$(0.212)		$(0.407)	$(0.500)	$(0.413)	$(0.498)	$(0.688)
Tax return of capital	—		(0.017)	—	—	(0.073)	—

Total distributions	$(0.212)		$(0.424)	$(0.500)	$(0.413)	$(0.571)	$(0.688)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.004	$0.008	$0.001

Net asset value — End of period	$9.400		$9.200	$9.260	$8.780	$7.240	$10.050

Total Return(3)	4.53	%(4)	3.97%	11.46%	28.18%	(23.31)%	4.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$355,400		$478,213	$252,028	$180,646	$144,591	$361,138
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.08	%(7)	1.10%	1.11%	1.20%	1.22%	1.09%
Net investment income	4.59	%(7)	4.36%	4.65%	5.47%	6.35%	6.63%
Portfolio Turnover of the Fund(8)	6	%(4)	20%	15%	15%	8%	6%
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%	35%	7%	61%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%	72%	48%	81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
10

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.640		$8.690	$8.250	$6.810	$9.450	$9.680

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.319	$0.333	$0.348	$0.487	$0.567
Net realized and unrealized gain (loss)	0.191		(0.033)	0.519	1.425	(2.661)	(0.223)

Total income (loss) from operations	$0.356		$0.286	$0.852	$1.773	$(2.174)	$0.344

Less Distributions

From net investment income	$(0.166)		$(0.322)	$(0.412)	$(0.337)	$(0.414)	$(0.575)
Tax return of capital	—		(0.014)	—	—	(0.060)	—

Total distributions	$(0.166)		$(0.336)	$(0.412)	$(0.337)	$(0.474)	$(0.575)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.004	$0.008	$0.001

Net asset value — End of period	$8.830		$8.640	$8.690	$8.250	$6.810	$9.450

Total Return(3)	4.04	%(4)	3.31%	10.58%	27.14%	(23.84)%	3.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,915		$18,615	$24,115	$28,490	$46,480	$99,812
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.82	%(7)	1.84%	1.86%	1.95%	1.97%	1.84%
Net investment income	3.82	%(7)	3.64%	3.93%	5.03%	5.58%	5.88%
Portfolio Turnover of the Fund(8)	6	%(4)	20%	15%	15%	8%	6%
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%	35%	7%	61%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%	72%	48%	81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
11

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.630		$8.690	$8.240	$6.810	$9.450	$9.680

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.317	$0.332	$0.339	$0.488	$0.566
Net realized and unrealized gain (loss)	0.191		(0.041)	0.530	1.424	(2.663)	(0.222)

Total income (loss) from operations	$0.356		$0.276	$0.862	$1.763	$(2.175)	$0.344

Less Distributions

From net investment income	$(0.166)		$(0.322)	$(0.412)	$(0.337)	$(0.413)	$(0.575)
Tax return of capital	—		(0.014)	—	—	(0.060)	—

Total distributions	$(0.166)		$(0.336)	$(0.412)	$(0.337)	$(0.473)	$(0.575)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.004	$0.008	$0.001

Net asset value — End of period	$8.820		$8.630	$8.690	$8.240	$6.810	$9.450

Total Return(3)	4.17	%(4)	3.19%	10.72%	26.98%	(23.84)%	3.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$205,857		$211,581	$198,350	$183,193	$177,628	$383,163
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.82	%(7)	1.84%	1.86%	1.95%	1.97%	1.84%
Net investment income	3.82	%(7)	3.63%	3.92%	4.82%	5.59%	5.88%
Portfolio Turnover of the Fund(8)	6	%(4)	20%	15%	15%	8%	6%
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%	35%	7%	61%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%	72%	48%	81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
12

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$8.660		$8.710	$8.260	$6.820	$9.460	$9.690

Income (Loss) From Operations

Net investment income(1)	$0.209		$0.404	$0.416	$0.399	$0.563	$0.664
Net realized and unrealized gain (loss)	0.181		(0.033)	0.528	1.442	(2.652)	(0.225)

Total income (loss) from operations	$0.390		$0.371	$0.944	$1.841	$(2.089)	$0.439

Less Distributions

From net investment income	$(0.210)		$(0.404)	$(0.494)	$(0.405)	$(0.490)	$(0.670)
Tax return of capital	—		(0.017)	—	—	(0.069)	—

Total distributions	$(0.210)		$(0.421)	$(0.494)	$(0.405)	$(0.559)	$(0.670)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.004	$0.008	$0.001

Net asset value — End of period	$8.840		$8.660	$8.710	$8.260	$6.820	$9.460

Total Return(3)	4.56	%(4)	4.31%	11.76%	28.31%	(23.06)%	4.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$266,893		$234,483	$122,861	$76,745	$20,854	$38,044
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.82	%(7)	0.84%	0.86%	0.96%	0.94%	0.84%
Net investment income	4.82	%(7)	4.61%	4.89%	5.69%	6.47%	6.88%
Portfolio Turnover of the Fund(8)	6	%(4)	20%	15%	15%	8%	6%
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%	35%	7%	61%
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%	72%	48%	81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
13

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Floating Rate Portfolio and High Income Opportunities Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Floating Rate Portfolio and High Income Opportunities Portfolio (9.0% and 19.8%, respectively, at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $109,089,609 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($2,290,023), October 31, 2013 ($2,252,412), October 31, 2015 ($3,277,415), October 31, 2016 ($60,560,805), October 31, 2017 ($19,014,413), October 31, 2018 ($16,335,693) and October 31, 2019 ($5,358,848). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by

14

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $747,658. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2012, the Fund’s allocated portion of adviser fees paid by the Portfolios amounted to $2,528,040 or 0.51% (annualized) of the Fund’s average daily net assets.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $15,788 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $6,869 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $230,804 for Advisers Class shares and $430,599 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $61,623 and $766,577 for Class B and

15

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,499,000 and $71,306,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $20,541 and $255,526 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $2,000, $12,000 and $8,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Floating Rate Portfolio	$57,573,801	$162,682,782
High Income Opportunities Portfolio	398,659	28,932,284

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Advisers Class	(Unaudited)	October 31, 2011

Sales	4,848,061	12,958,391
Issued to shareholders electing to receive payments of distributions in Fund shares	469,169	1,092,980
Redemptions	(4,064,655)	(14,560,407)

Net increase (decrease)	1,252,575	(509,036)

16

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	6,549,449	37,759,136
Issued to shareholders electing to receive payments of distributions in Fund shares	771,459	1,628,820
Redemptions	(21,880,741)	(15,080,904)
Exchange from Class B shares	401,630	438,600

Net increase (decrease)	(14,158,203)	24,745,652

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	27,757	395,409
Issued to shareholders electing to receive payments of distributions in Fund shares	28,214	64,991
Redemptions	(206,647)	(612,464)
Exchange to Class A shares	(427,774)	(466,979)

Net decrease	(578,450)	(619,043)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	1,307,436	6,545,587
Issued to shareholders electing to receive payments of distributions in Fund shares	341,248	677,303
Redemptions	(2,813,656)	(5,544,971)

Net increase (decrease)	(1,164,972)	1,677,919

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	9,203,771	29,548,610
Issued to shareholders electing to receive payments of distributions in Fund shares	424,406	648,016
Redemptions	(6,533,136)	(17,219,608)

Net increase	3,095,041	12,977,018

For the year ended October 31, 2011, the Fund received $11,492 in redemption fees.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

17

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012 and October 31, 2011, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, was valued based on Level 1 inputs.

18

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 94.4%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 1.7%

DAE Aviation Holdings, Inc.
Revolving Loan, 5.13%, Maturing July 31, 2013(2)		20,000	$19,200,000
Term Loan, 5.47%, Maturing July 31, 2014		20,209	20,208,943
Term Loan, 5.47%, Maturing July 31, 2014		20,523	20,523,176
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		7,047	7,090,792
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		30,334	27,376,366
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,989	3,956,014
Term Loan, 6.25%, Maturing December 3, 2014		3,017	3,036,297
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		15,785	15,706,544
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		9,776	9,804,015
Term Loan, 4.00%, Maturing February 14, 2017		27,594	27,674,694
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,989	1,999,376
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017		11,224	11,209,533

			$167,785,750

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		11,306	$9,666,841
Orbitz Worldwide Inc.
Term Loan, 3.24%, Maturing July 25, 2014		18,599	18,156,921

			$27,823,762

Automotive — 4.8%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014		66,731	$66,668,550
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		8,066	7,980,036
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		74,793	76,298,367
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		9,555	9,596,331
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		41,141	39,909,154
Term Loan, 2.18%, Maturing December 28, 2015		23,455	22,752,758
Financiere Truck Investissement SAS
Term Loan, 1.64%, Maturing February 15, 2013(2)	GBP	2,136	3,258,946
Term Loan, 3.57%, Maturing February 15, 2013	EUR	1,455	1,810,566
Ford Motor Co.
Term Loan, 0.25%, Maturing November 30, 2015(2)		4,852	4,573,393
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		79,325	78,308,688
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		13,992	14,062,038
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,547	23,694,364
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,303	5,331,245
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		21,433	21,740,713
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,028,089
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2015		4,526	4,522,674
Term Loan, 4.25%, Maturing September 29, 2016		29,682	29,821,687
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017		13,608	13,642,166
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,419	3,436,253
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		4,334	4,198,864
Term Loan, 2.74%, Maturing July 31, 2014		26,799	25,961,627
Term Loan - Second Lien, 5.50%, Maturing July 31, 2014		4,025	4,025,000
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		2,000	1,885,000

			$466,506,509

Beverage and Tobacco — 0.0%(3)

Maine Beverage Company
Term Loan, 2.22%, Maturing March 31, 2013		452	$441,982

			$441,982

Building and Development — 1.3%

401 North Wabash Venture LLC
Term Loan, 6.80%, Maturing July 27, 2012(4)		6,735	$5,859,579
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		23,158	23,215,504
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		1,675	1,574,712
Term Loan, 6.50%, Maturing August 6, 2015		13,570	13,094,992
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		16,950	17,089,259
Materis SAS
Term Loan, 3.44%, Maturing April 27, 2014	EUR	2,114	2,401,420
Term Loan, 3.81%, Maturing April 27, 2015	EUR	2,254	2,559,789
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		3,198	3,186,937
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		8,673	8,575,161

See Notes to Financial Statements.
19

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,299	$12,314,803
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013		2,712	2,585,300
Term Loan, 4.49%, Maturing October 10, 2016		359	334,204
Term Loan, 4.77%, Maturing October 10, 2016		4,570	4,260,359
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 25, 2019		7,025	7,090,859
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		19,259	18,970,370
WCI Communities, Inc.
Term Loan, 10.00%, Maturing September 2, 2016(4)		3,882	3,785,217

			$126,898,465

Business Equipment and Services — 8.8%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(5)		5,775	$5,802,073
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		28,558	28,593,735
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		40,402	40,427,525
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016		41,151	39,196,598
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		13,266	13,310,276
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,732	4,756,876
Term Loan, 2.99%, Maturing February 21, 2015		15,116	14,499,120
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		9,738	9,689,652
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		18,961	17,384,838
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		13,478	13,637,860
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		16,433	16,417,768
Catalina Marketing Corporation
Term Loan, 2.99%, Maturing October 1, 2014		5,902	5,794,853
ClientLogic Corporation
Term Loan, 7.15%, Maturing January 30, 2017	EUR	569	708,540
Term Loan, 7.22%, Maturing January 30, 2017		9,682	8,714,115
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		11,683	11,712,019
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		24,600	24,753,750
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		14,575	14,629,656
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018		23,200	22,997,000
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,400	7,513,316
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		19,850	19,926,753
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		15,038	15,119,861
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		33,125	33,338,607
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		13,705	13,739,453
Term Loan, 6.25%, Maturing December 28, 2017		9,875	9,986,347
Term Loan, 10.58%, Maturing June 11, 2018		3,000	3,067,500
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		20,446	20,497,555
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016		2,000	2,020,000
Term Loan, 6.25%, Maturing April 5, 2018		60,175	61,040,016
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		13,137	13,103,937
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014		1,866	1,849,451
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,500	1,475,625
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		9,975	10,068,516
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		10,259	10,267,060
Oz Management LP
Term Loan, Maturing November 15, 2016(5)		15,724	13,679,602
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		54,240	54,460,377
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		46,377	44,734,751
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		11,039	11,061,493
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,208	9,283,256
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		49,647	49,817,961
Term Loan, 3.99%, Maturing February 28, 2017		29,027	29,163,104
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,930	5,941,307
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		30,443	30,813,533
Travelport LLC
Term Loan, 2.97%, Maturing August 23, 2013		595	592,608
Term Loan, 2.97%, Maturing August 23, 2013		154	153,053
Term Loan, 4.97%, Maturing August 21, 2015		20,702	18,938,853
Term Loan, 4.97%, Maturing August 21, 2015		25,941	23,731,557

See Notes to Financial Statements.
20

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Term Loan, 4.97%, Maturing August 21, 2015		8,217	$7,517,400
Term Loan, 5.18%, Maturing August 21, 2015	EUR	1,481	1,706,242
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,618	1,624,516
Term Loan, 6.00%, Maturing July 28, 2017		8,266	8,300,138
West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		6,528	6,567,873
Term Loan, 4.60%, Maturing July 15, 2016		18,134	18,236,175

			$852,364,050

Cable and Satellite Television — 3.7%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		15,425	$15,547,120
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,819	4,839,107
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,750	4,762,112
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		56,800	56,274,600
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016		28,477	28,515,671
Term Loan, 4.00%, Maturing May 15, 2019		11,025	11,013,975
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,105	9,150,900
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		23,226	23,156,462
Term Loan, 3.49%, Maturing March 29, 2016		3,584	3,578,563
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		14,825	14,880,594
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	2,822	3,231,368
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,822	3,231,368
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		7,459	7,225,867
Term Loan, 1.95%, Maturing January 30, 2015		7,580	7,343,125
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,095	10,107,806
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		18,846	18,186,416
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,327	10,320,876
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		24,058	24,087,832
P7S1 Broadcasting Holding II B.V.
Term Loan, 3.52%, Maturing July 1, 2016	EUR	5,546	6,945,738
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	37,765	48,896,203
Term Loan, 4.42%, Maturing December 29, 2017	EUR	2,000	2,604,380
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		5,061	5,054,841
Term Loan, 3.74%, Maturing December 29, 2017		20,793	20,689,026
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,597,875
YPSO Holding SA
Term Loan, 3.90%, Maturing June 6, 2016(4)	EUR	3,336	3,938,890
Term Loan, 3.90%, Maturing June 6, 2016(4)	EUR	5,763	6,804,162

			$354,984,877

Chemicals and Plastics — 3.8%

AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		14,507	$14,779,284
Celanese U.S. Holdings LLC
Term Loan, 3.44%, Maturing October 31, 2016	EUR	671	892,528
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		8,200	8,276,875
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		4,229	4,249,273
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,962	8,022,213
Term Loan, 6.25%, Maturing August 2, 2017	EUR	1,990	2,652,274
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	1,235,200
Revolving Loan, 2.20%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		14,901	14,975,738
Huntsman International, LLC
Term Loan, 2.55%, Maturing June 30, 2016		2,309	2,292,870
Term Loan, 2.85%, Maturing April 19, 2017		14,397	14,330,430
INEOS Holdings, Ltd.
Term Loan, 8.00%, Maturing December 16, 2014	EUR	2,233	3,117,241
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		2,419	2,515,404
Momentive Performance Materials GmbH
Term Loan, 3.90%, Maturing May 5, 2015	EUR	4,935	6,238,369
Momentive Performance Materials Inc.
Term Loan, 2.49%, Maturing December 4, 2013		4,750	4,712,394
Term Loan, 3.75%, Maturing May 29, 2015		7,700	7,353,500
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		21,638	20,880,807
Momentive Specialty Chemicals Inc.
Term Loan, 2.50%, Maturing May 3, 2013		12,368	12,147,026
Term Loan, 4.00%, Maturing May 5, 2015		13,288	13,237,914
Term Loan, 4.25%, Maturing May 5, 2015		6,895	6,869,558
Term Loan, 4.25%, Maturing May 5, 2015		7,060	6,936,589
Term Loan, 4.31%, Maturing May 5, 2015		4,105	4,043,312
Term Loan, 4.54%, Maturing May 5, 2015	EUR	1,077	1,393,235

See Notes to Financial Statements.
21

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		16,666	$16,853,745
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		15,063	15,137,905
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,577	10,643,358
Solutia, Inc.
Revolving Loan, 0.92%, Maturing March 17, 2015(2)		5,000	5,000,000
Term Loan, 3.50%, Maturing August 1, 2017		14,911	14,923,593
Sonneborn LLC
Term Loan, Maturing March 26, 2018(5)		6,630	6,696,300
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		42,359	39,592,460
Taminco Global Chemical Corporation
Term Loan, 6.25%, Maturing February 15, 2019		4,550	4,604,031
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(2)		2,946	2,951,034
Term Loan, 4.25%, Maturing February 8, 2018		10,804	10,825,762
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		73,474	73,697,170

			$362,386,192

Clothing / Textiles — 0.0%(3)

Phillips-Van Heusen Corporation
Term Loan, 3.75%, Maturing May 6, 2016	EUR	609	$806,606
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,920	3,930,176

			$4,736,782

Conglomerates — 1.4%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,035	$1,034,841
Term Loan, 7.75%, Maturing September 22, 2014		2,562	2,549,602
Term Loan, 8.25%, Maturing September 22, 2014		415	413,607
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		38,329	38,736,681
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014		923	915,617
Term Loan, 2.49%, Maturing April 30, 2014		19,795	19,646,621
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		27,698	27,833,356
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		48,650	48,710,550

			$139,840,875

Containers and Glass Products — 2.2%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		29,293	$28,634,257
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		2,796	2,806,720
Term Loan, 4.50%, Maturing February 23, 2018		29,494	29,604,893
Consolidated Container Company LLC
Term Loan, 2.50%, Maturing March 28, 2014		13,769	13,528,445
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		4,073	4,174,483
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		6,354	6,354,452
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		67,763	68,821,989
Term Loan, 6.50%, Maturing August 9, 2018		39,347	39,962,108
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		4,102	4,153,232
Term Loan, 5.50%, Maturing October 3, 2018	EUR	983	1,311,915
TricorBraun, Inc.
Term Loan, 4.50%, Maturing July 31, 2013		1,590	1,584,226
Term Loan, Maturing May 10, 2018(5)		7,500	7,462,500

			$208,399,220

Cosmetics / Toiletries — 0.3%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		3,907	$3,908,760
Term Loan, 3.67%, Maturing April 24, 2015		17,662	17,671,874
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014		1,954	1,868,365
Prestige Brands, Inc.
Term Loan, 5.26%, Maturing January 31, 2019		5,387	5,429,478

			$28,878,477

Drugs — 0.8%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		3,000	$2,964,999
Term Loan, 5.50%, Maturing February 10, 2017		20,868	20,691,857
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018		13,112	13,267,507
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018		3,274	3,288,153
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		316	316,060
Term Loan, 4.25%, Maturing March 15, 2018		8,342	8,375,497
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		16,683	16,750,995
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		11,470	11,516,309

			$77,171,377

See Notes to Financial Statements.
22

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Ecological Services and Equipment — 0.0%(3)

Big Dumpster Merger Sub, Inc.
Term Loan, 6.50%, Maturing February 5, 2013(4)	680	$612,911
Term Loan, 6.50%, Maturing February 5, 2013(4)	1,616	1,455,663
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(6)	136	139,832
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	2,493	2,502,405

		$4,710,811

Electronics / Electrical — 6.1%

Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	13,399	$13,373,980
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	25,279	25,420,482
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	25,445	25,444,600
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	8,022	8,006,966
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,313	34,420,318
CPI International, Inc.
Term Loan, 5.00%, Maturing February 9, 2017	10,393	10,393,437
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016	2,339	2,333,586
Term Loan, 3.75%, Maturing April 20, 2018	18,321	18,343,666
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	20,689	20,714,875
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,673	33,767,534
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	8,401	8,390,711
Term Loan, 5.50%, Maturing May 31, 2016	17,736	17,713,368
FCI International
Term Loan, 3.62%, Maturing November 1, 2013	434	426,202
Term Loan, 3.62%, Maturing November 1, 2013	434	426,202
Term Loan, 3.62%, Maturing November 1, 2013	451	442,705
Term Loan, 3.62%, Maturing November 1, 2013	451	442,705
Term Loan, 3.62%, Maturing November 1, 2013	796	781,543
Term Loan, 3.62%, Maturing November 1, 2013	1,573	1,544,953
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013	1,916	1,881,842
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	42,483	41,752,374
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	11,240	10,228,094
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	20,003	20,065,247
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	11,642	11,772,467
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	31,101	30,789,694
Term Loan, 5.50%, Maturing March 3, 2017	17,338	17,478,745
Term Loan, 5.25%, Maturing March 19, 2019	19,400	19,460,625
Oberthur Technologies
Term Loan, Maturing March 30, 2019(5)	6,700	6,574,375
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014	9,873	9,545,581
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	5,262	5,288,122
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,750	2,756,875
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,625	9,642,806
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014	13,339	13,171,822
Semtech Corp.
Term Loan, 4.25%, Maturing March 15, 2017	4,825	4,837,062
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	39,693	39,781,118
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	10,010	9,959,890
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,955,125
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	6,716	6,707,678
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	3,632	3,668,067
Term Loan, 6.50%, Maturing May 26, 2017	4,914	4,962,680
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	16,400	16,690,411
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,927	8,966,390
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	13,821	13,855,114
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	10,175	10,211,006
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	21,513	21,613,713
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	25,673	25,777,443

		$593,782,199

Equipment Leasing — 0.7%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	14,940	14,995,636

See Notes to Financial Statements.
23

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Equipment Leasing (continued)

Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016		15,050	$15,148,773
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017		40,325	40,539,247

			$70,683,656

Farming / Agriculture — 0.1%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016		11,599	$11,681,498

			$11,681,498

Financial Intermediaries — 3.8%

AmWINS Group, Inc.
Revolving Loan, 1.98%, Maturing June 8, 2012(2)		7,500	$7,306,500
Term Loan, 4.49%, Maturing June 8, 2013		12,408	12,400,336
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 8, 2017		15,504	15,658,788
August U.S. Holding Company, Inc.
Term Loan, Maturing April 27, 2018(5)		4,375	4,287,500
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018		7,975	7,957,167
Term Loan, 3.74%, Maturing September 4, 2019		549	548,160
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018		25,418	25,290,885
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014		18,401	17,636,033
Term Loan, 2.99%, Maturing September 24, 2014		19,812	18,981,087
Term Loan, 2.99%, Maturing September 24, 2014		24,983	23,944,673
Term Loan, 4.24%, Maturing March 23, 2018		15,843	14,468,144
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016		8,676	8,502,028
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018		8,800	8,822,000
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016		8,673	8,716,454
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017		20,570	20,724,594
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(5)		9,450	9,261,000
Term Loan, 4.00%, Maturing March 29, 2019		33,450	33,544,095
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		8,808	8,852,480
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		7,793	7,880,602
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017		43,459	43,594,792
Term Loan, 5.97%, Maturing May 13, 2017		21,731	21,798,895
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,316,406
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(6)		63	51,598
Term Loan, 6.99%, Maturing December 10, 2015(6)		1,990	1,558,851
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018		29,579	29,714,103
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019		5,486	5,485,714

			$363,302,885

Food Products — 4.3%

American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018		10,126	$9,885,697
BL Marketing, Ltd. (Weetabix)
Term Loan, 4.70%, Maturing December 31, 2015	GBP	2,625	4,258,335
Term Loan, 7.65%, Maturing June 30, 2017	GBP	2,500	3,935,532
Dean Foods Company
Term Loan, 1.74%, Maturing April 2, 2014		29,651	29,567,985
Term Loan, 3.24%, Maturing April 2, 2014		1,751	1,752,475
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		95,630	95,091,944
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,105	13,196,861
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		9,356	9,426,105
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018		9,651	9,723,194
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,301	29,337,858
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		25,700	25,790,640
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		71,059	71,258,501
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		20,577	20,693,183
Pinnacle Foods Finance LLC
Revolving Loan, 0.83%, Maturing April 2, 2013(2)		4,000	3,820,000
Term Loan, 2.77%, Maturing April 2, 2014		37,859	37,929,974
Term Loan, 4.75%, Maturing October 17, 2018		3,375	3,395,392
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		23,451	23,615,473
United Biscuits (UK), Ltd.
Term Loan - Second Lien, 4.71%, Maturing June 15, 2016	GBP	1,500	2,273,074
Windsor Quality Food Co., Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		21,054	20,317,110

			$415,269,333

See Notes to Financial Statements.
24

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Service — 4.0%

Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		4,574	$4,569,192
Term Loan, 3.40%, Maturing July 26, 2016		3,254	3,249,282
Term Loan, 3.49%, Maturing July 26, 2016		48,317	48,268,342
Term Loan, 3.65%, Maturing July 26, 2016		19,105	19,076,922
Term Loan, 3.72%, Maturing July 26, 2016		950	945,250
Buffets, Inc.
DIP Term Loan, 10.50%, Maturing June 16, 2016		1,693	1,684,613
DIP Term Loan, 11.25%, Maturing June 16, 2016		1,091	1,085,563
Term Loan, 0.00%, Maturing April 21, 2015(7)		9,206	4,188,928
Term Loan, 0.00%, Maturing April 22, 2015(6)(7)		1,258	603,628
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		62,930	63,205,410
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		21,318	21,395,959
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		50,254	50,383,652
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		7,875	7,934,062
OSI Restaurant Partners, LLC
Term Loan, 2.60%, Maturing June 14, 2013		6,636	6,566,392
Term Loan, 2.56%, Maturing June 14, 2014		70,786	70,045,342
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		7,213	7,257,735
Selecta
Term Loan, 2.47%, Maturing July 2, 2015	CHF	18,405	17,083,772
SSP Financing, Ltd.
Term Loan, 2.50%, Maturing December 17, 2016		5,115	4,322,536
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		35,975	35,442,728
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		15,375	15,406,965

			$382,716,273

Food / Drug Retailers — 3.5%

Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	20,814	$26,156,314
Term Loan, 3.58%, Maturing July 9, 2015	GBP	29,000	43,593,116
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		54,295	54,485,033
Iceland Foods Group Limited
Term Loan, Maturing April 12, 2019(5)	EUR	11,950	15,933,565
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		17,050	17,073,972
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		68,472	67,616,461
Term Loan, 4.50%, Maturing March 2, 2018		36,561	36,378,588
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		11,850	11,971,463
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(5)		9,475	9,427,625
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		54,680	54,877,894

			$337,514,031

Forest Products — 0.0%(3)

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		4,062	$4,041,411

			$4,041,411

Health Care — 12.1%

1-800 Contacts, Inc.
Term Loan, 7.70%, Maturing March 4, 2015		7,571	$7,646,672
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,525	5,521,547
Term Loan, 4.75%, Maturing June 30, 2017		6,883	6,884,182
Term Loan, 4.75%, Maturing June 30, 2017		31,765	31,771,982
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		11,841	11,367,045
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		21,432	21,512,427
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		8,025	8,014,969
Term Loan, 8.50%, Maturing April 4, 2017		8,025	8,014,969
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		57,920	57,807,163
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		21,948	21,454,480
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		15,162	15,190,329
Term Loan, 5.25%, Maturing September 15, 2017		13,531	13,573,535
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		6,814	6,836,772
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		72,428	71,899,515
Term Loan, 3.99%, Maturing January 25, 2017		28,446	28,159,443
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013		141	138,706
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		13,133	13,157,708
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		29,501	27,178,078
Dako EQT Project Delphi
Term Loan, 2.80%, Maturing May 31, 2016	EUR	3,099	3,722,139
Term Loan, 2.47%, Maturing June 12, 2016		1,568	1,408,857

See Notes to Financial Statements.
25

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,623	$10,673,029
DJO Finance LLC
Term Loan, 5.24%, Maturing November 1, 2016		13,095	13,088,342
Term Loan, 6.25%, Maturing September 15, 2017		11,050	11,102,488
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		28,558	27,031,831
Emdeon Business Services, LLC
Term Loan, 5.00%, Maturing November 2, 2018		9,550	9,643,113
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		31,302	31,446,774
Fenwal, Inc.
Term Loan, 2.74%, Maturing February 28, 2014		477	468,084
Term Loan, 2.74%, Maturing February 28, 2014		2,782	2,729,484
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		44,878	45,039,252
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		19,812	19,696,456
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		54,269	53,537,799
Term Loan, 3.49%, Maturing May 1, 2018		42,850	42,207,264
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		36,309	36,377,261
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		12,095	12,144,350
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		8,458	8,563,219
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		35,498	33,678,298
Term Loan, 6.75%, Maturing May 15, 2018		15,806	15,035,041
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		14,681	14,130,860
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		53,865	55,076,962
Lifepoint Hospitals, Inc.
Term Loan, 3.24%, Maturing April 15, 2015		11,748	11,770,366
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		23,318	23,531,554
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		11,563	11,273,559
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		65,475	65,426,268
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		23,366	23,641,484
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015		26,188	26,057,477
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		22,842	22,755,844
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		38,658	37,723,630
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	2,019	2,584,280
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		22,778	22,760,085
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		22,379	22,434,849
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		11,825	11,820,175
Vanguard Health Holding Co II., LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,633	24,825,524
VWR Funding, Inc.
Term Loan, 2.74%, Maturing June 30, 2014		55,731	55,533,700

			$1,165,069,220

Home Furnishings — 0.4%

Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014		2,748	$2,578,250
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		26,285	26,334,227
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		4,500	4,483,125
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		797	717,723
Sofia III S.a.r.l.
Term Loan, 2.90%, Maturing June 24, 2016	EUR	3,348	3,862,736

			$37,976,061

Industrial Equipment — 1.5%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		18,511	$18,593,611
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		5,910	5,850,900
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019		5,475	5,475,000
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		9,675	9,626,625
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		10,444	10,548,074
Kinetek Acquistions Corporation
Term Loan, 2.75%, Maturing November 11, 2013		277	277,807
Term Loan, 2.75%, Maturing November 11, 2013		2,732	2,739,079
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		11,849	10,922,072
Term Loan, 4.15%, Maturing December 23, 2014(4)	EUR	454	559,215
Term Loan, 3.65%, Maturing December 29, 2014(4)	EUR	597	734,171

See Notes to Financial Statements.
26

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment (continued)

Term Loan, 3.99%, Maturing December 23, 2015(4)		11,849	$10,922,072
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	428	526,164
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	578	711,257
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,872	5,879,590
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)		6,775	6,673,375
Polypore, Inc.
Revolving Loan, 0.50%, Maturing July 3, 2013(2)		2,000	1,860,000
Term Loan, 2.24%, Maturing July 3, 2014		7,302	7,220,298
Term Loan, 2.35%, Maturing July 3, 2014	EUR	1,062	1,377,080
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		13,750	13,835,938
Tank Intermediate Holding Corp.
Term Loan, 4.75%, Maturing April 15, 2016		7,811	7,821,085
Terex Corp.
Term Loan, 6.00%, Maturing April 28, 2017	EUR	9,950	13,211,977
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		4,539	4,598,194

			$139,963,584

Insurance — 2.5%

Alliant Holdings I, Inc.
Term Loan, 3.47%, Maturing August 21, 2014		22,790	$22,844,075
Term Loan, 6.75%, Maturing August 21, 2014		3,816	3,863,507
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		8,279	8,284,142
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		86,672	86,943,192
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		16,000	16,298,000
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		12,125	12,225,521
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		12,075	12,173,430
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		3,270	3,264,420
Term Loan, 2.97%, Maturing June 13, 2014		18,808	18,743,061
Term Loan, 6.75%, Maturing June 13, 2014		3,437	3,468,350
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		5,458	5,471,336
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	10,250	15,359,388
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		26,348	25,931,279
Term Loan, 7.00%, Maturing May 5, 2014		3,900	3,934,027

			$238,803,728

Leisure Goods / Activities / Movies — 3.7%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(5)		23,550	$23,314,500
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		26,747	26,720,636
Term Loan, 4.25%, Maturing February 22, 2018		11,746	11,743,730
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		11,788	11,788,194
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		39,837	39,870,327
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		27,698	27,810,803
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		8,238	8,283,034
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		10,913	10,978,671
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014		1,066	1,047,492
Term Loan, 2.49%, Maturing June 9, 2014		3,717	3,651,718
Kasima, LLC
Term Loan, 5.00%, Maturing March 10, 2015		15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017		11,907	11,952,101
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		36,617	36,677,880
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.49%, Maturing July 21, 2017		14,545	14,488,321
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		9,833	9,842,942
Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		4,774	3,628,121
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.99%, Maturing February 17, 2016		6,029	6,028,660
Term Loan, 4.00%, Maturing August 17, 2017		7,525	7,547,575
Term Loan, 4.00%, Maturing August 17, 2017		24,899	24,973,259
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		34,800	34,884,286
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		11,742	11,903,526
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,808	10,501,784

			$352,693,810

Lodging and Casinos — 1.7%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		3,526	$3,609,982
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		10,503	10,565,255

See Notes to Financial Statements.
27

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Lodging and Casinos (continued)

Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,775	$10,073,138
Term Loan, 5.49%, Maturing January 26, 2018		49,603	45,466,331
Gala Group LTD
Term Loan, 5.69%, Maturing May 30, 2018	GBP	26,200	36,425,458
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		6,447	6,489,658
Las Vegas Sands LLC
Term Loan, 1.85%, Maturing May 23, 2014		1,338	1,334,072
Term Loan, 1.85%, Maturing May 23, 2014		6,523	6,502,886
Term Loan, 2.85%, Maturing November 23, 2016		4,869	4,805,376
Term Loan, 2.85%, Maturing November 23, 2016		9,539	9,410,795
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		6,492	5,907,995
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,303	9,327,767
Quidnax AB
Term Loan, 3.83%, Maturing April 27, 2015	EUR	4,725	5,649,365
Term Loan, 4.21%, Maturing June 30, 2016	EUR	4,725	5,649,365

			$161,217,443

Nonferrous Metals / Minerals — 1.1%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		48,510	$48,685,789
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		12,050	12,170,500
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,960	7,976,222
Term Loan, 4.00%, Maturing March 10, 2017		15,585	15,616,534
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016		14,976	15,069,453
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016		8,554	8,489,411

			$108,007,909

Oil and Gas — 2.3%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,841	$6,840,625
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		6,509	6,562,983
Term Loan, 3.24%, Maturing November 14, 2014		3,061	2,992,193
Term Loan, 3.24%, Maturing November 14, 2014		12,381	12,102,017
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,422	2,448,850
Term Loan, 9.00%, Maturing June 23, 2017		22,856	23,313,525
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		13,225	13,472,969
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		33,700	33,350,969
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016		23,024	22,237,152
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		27,790	28,002,760
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		22,935	23,003,233
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		34,539	34,970,868
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		764	765,942
Term Loan, 6.50%, Maturing April 20, 2017		1,250	1,253,987
Term Loan, 6.50%, Maturing April 20, 2017		9,437	9,463,470

			$220,781,543

Publishing — 3.6%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		20,138	$20,255,483
Aster Zweite Beteiligungs GmbH
Term Loan, 5.72%, Maturing December 31, 2014		959	878,307
Term Loan, 5.72%, Maturing December 31, 2014		2,491	2,281,878
Term Loan, 5.72%, Maturing December 31, 2014		7,273	6,661,722
Term Loan, 5.72%, Maturing December 31, 2014		9,809	8,984,638
Term Loan, 5.72%, Maturing December 31, 2014		13,060	11,963,395
Term Loan, 5.97%, Maturing December 31, 2014	EUR	719	886,012
Term Loan, 5.97%, Maturing December 31, 2014	EUR	1,235	1,522,993
Term Loan, 5.97%, Maturing December 31, 2014	EUR	2,435	3,001,800
Term Loan, 6.06%, Maturing December 31, 2013		24	23,709
Term Loan, 6.06%, Maturing December 31, 2013		43	42,073
Black Press US Partnership
Term Loan, 2.49%, Maturing August 2, 2013		857	800,931
Term Loan, 2.49%, Maturing August 2, 2013		1,411	1,319,180
Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		23,941	21,961,930
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014		4,841	1,468,793
Term Loan, 2.24%, Maturing August 28, 2014		15,423	4,680,005
Term Loan, 2.49%, Maturing August 28, 2014		9,206	2,793,550
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		6,550	6,590,102
Term Loan, 5.25%, Maturing November 7, 2016		43,838	44,127,634
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014		1,640	1,484,220
Term Loan, 3.61%, Maturing August 7, 2014		15,733	14,238,042
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,364,724
Lamar Media Corp.
Term Loan, 2.75%, Maturing December 31, 2015		2,144	2,132,872

See Notes to Financial Statements.
28

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		69,914	$69,116,415
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,473	1,435,945
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		11,854	11,212,131
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014		277	246,818
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		17,229	14,761,564
Nielsen Finance LLC
Term Loan, 2.24%, Maturing August 9, 2013		5,741	5,750,822
Term Loan, 3.49%, Maturing May 2, 2016		35,405	35,471,339
Term Loan, 3.99%, Maturing May 2, 2016		3,733	3,753,004
SGS International, Inc.
Term Loan, 3.74%, Maturing September 30, 2013		883	885,259
Term Loan, 3.74%, Maturing September 30, 2013		1,785	1,789,173
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2012		1,627	1,633,517
Term Loan, 10.75%, Maturing June 18, 2013		4,002	3,861,619
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)		1,735	1,036,792
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		947	866,676
Term Loan, 8.00%, Maturing September 29, 2014		841	770,378

			$345,055,445

Radio and Television — 3.0%

Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		16,634	$13,425,096
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		62,187	62,866,461
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		6,570	6,643,912
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		18,166	18,251,263
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		2,570	2,560,961
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		5,108	5,146,137
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		6,958	7,001,047
Local TV Finance, LLC
Term Loan, 4.24%, Maturing May 7, 2015		11,608	11,605,603
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,746	3,754,899
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,808	10,835,418
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,856	9,757,035
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		12,580	12,517,038
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,771	8,809,310
Tyrol Acquisitions 2 SAS
Term Loan, 4.58%, Maturing October 6, 2013	EUR	5,000	5,731,622
Term Loan, 4.40%, Maturing January 29, 2016	EUR	2,750	3,156,335
Term Loan, 4.40%, Maturing January 29, 2016	EUR	2,750	3,156,335
Term Loan, 4.40%, Maturing January 29, 2016	EUR	7,800	8,952,513
Term Loan, 4.40%, Maturing January 29, 2016	EUR	7,800	8,952,513
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		7,816	7,709,919
Term Loan, 4.49%, Maturing March 31, 2017		66,036	61,764,609
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,753,622

			$288,351,648

Rail Industries — 0.1%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		9,325	$9,365,797

			$9,365,797

Retailers (Except Food and Drug) — 3.8%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		16,071	$16,140,013
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		16,711	16,815,366
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		17,470	17,338,925
Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		26,367	26,586,333
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		43,662	43,334,866
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		27,859	27,859,422
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		4,629	4,663,138
Term Loan, 5.00%, Maturing July 29, 2016		24,092	24,271,040
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		41,075	41,169,144
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,782,040
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		14,692	14,767,702
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		16,750	16,875,571
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		3,245	3,217,285
Term Loan, 2.80%, Maturing July 24, 2014		34,461	34,163,849

See Notes to Financial Statements.
29

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	$20,022,568
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	86	96,308
Term Loan, 2.94%, Maturing March 9, 2015	EUR	336	374,496
Term Loan, 2.94%, Maturing March 9, 2015	EUR	9,880	11,001,946
Term Loan, 3.57%, Maturing March 8, 2016	EUR	86	96,299
Term Loan, 3.57%, Maturing March 8, 2016	EUR	336	374,496
Term Loan, 3.57%, Maturing March 8, 2016	EUR	9,880	11,001,946
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	13	10,954
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	88	76,675
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	900	788,661

			$365,829,043

Steel — 0.3%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,152	$23,325,770
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,818	7,837,980

			$31,163,750

Surface Transport — 0.9%

Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$28,475,906
Term Loan, 3.75%, Maturing March 9, 2018		38,035	38,038,502
Swift Transportation Co. Inc.
Term Loan, 3.99%, Maturing December 21, 2016		1,313	1,319,883
Term Loan, 5.00%, Maturing December 21, 2017		22,642	22,882,356

			$90,716,647

Telecommunications — 3.9%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		14,047	$12,979,601
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,873	6,873,063
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		25,262	25,320,901
ERC Luxembourg Holdings Limited
Term Loan, 3.28%, Maturing September 30, 2014(4)	EUR	5,387	4,512,488
Term Loan, 3.53%, Maturing September 30, 2015(4)	EUR	5,389	4,514,776
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		97,837	98,488,965
IPC Systems, Inc.
Term Loan, 2.67%, Maturing May 31, 2014		4,126	4,064,111
Term Loan, 3.28%, Maturing May 31, 2014	GBP	316	504,736
Macquarie UK Broadcast Limited
Term Loan, 2.94%, Maturing July 1, 2014	GBP	6,000	8,873,204
Term Loan, 3.19%, Maturing December 1, 2014	GBP	14,352	21,225,068
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,995	1,989,736
Term Loan, 4.00%, Maturing March 16, 2018		80,079	79,478,348
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,762	8,705,101
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		4,697	4,700,746
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		12,555	12,562,972
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,950	22,032,313
Telesat LLC
Term Loan, 4.25%, Maturing March 26, 2019		47,275	47,297,172
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017		9,009	9,054,045

			$373,177,346

Utilities — 1.9%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		29,727	$29,860,317
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		8,497	8,582,045
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		12,704	12,733,778
Term Loan, 4.50%, Maturing April 2, 2018		30,909	30,983,643
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 23, 2019		4,800	4,818,000
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		9,459	9,718,850
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		12,736	13,378,111
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		5,131	4,836,408
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		8,928	9,039,220
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,757	34,874,200
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		45,113	24,830,740

			$183,655,312

Total Senior Floating-Rate Interests
(identified cost $9,139,768,737)			$9,113,748,701

See Notes to Financial Statements.
30

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 2.0%

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.0%(3)

Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	$4,120,000

			$4,120,000

Chemicals and Plastics — 0.4%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		2,000	$2,100,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	8,000	10,642,551
8.375%, 2/15/19(8)		15,250	16,393,750
7.50%, 5/1/20(8)		9,525	9,525,000
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,362,500

			$44,023,801

Diversified Manufacturing Operations — 0.1%

Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(10)	GBP	6,500	$9,124,754

			$9,124,754

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)		149	$126,454

			$126,454

Electronics / Electrical — 0.0%(3)

NXP BV/NXP Funding, LLC
3.217%, 10/15/13(9)		75	$75,281

			$75,281

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,522,625
7.125%, 9/1/18(8)		2,325	2,569,125

			$5,091,750

Financial Intermediaries — 0.2%

UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	$8,431,971
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)		9,000	9,180,000

			$17,611,971

Health Care — 0.0%(3)

Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,041,250

			$3,041,250

Leisure Goods / Activities / Movies — 0.2%

NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		7,500	$8,306,250
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)		8,250	8,435,625

			$16,741,875

Lodging and Casinos — 0.3%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)		25,250	$26,070,625

			$26,070,625

Radio and Television — 0.0%(3)

Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		3,000	$3,180,000

			$3,180,000

Telecommunications — 0.1%

Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,137,500

			$9,137,500

Utilities — 0.6%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		28,200	$30,315,000
7.875%, 1/15/23(8)		26,100	28,253,250

			$58,568,250

Total Corporate Bonds & Notes
(identified cost $187,067,239)			$196,913,511

Asset-Backed Securities — 0.1%

		Principal
		Amount
Security		(000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.974%, 12/15/20(9)		$540	$452,987
Avalon Capital Ltd. 3, Series 1A, Class D, 2.442%, 2/24/19(8)(9)		884	694,611
Babson Ltd., Series 2005-1A, Class C1, 2.417%, 4/15/19(8)(9)		1,129	818,199
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(8)(9)		1,500	1,329,186

See Notes to Financial Statements.
31

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.975%, 3/8/17(9)	$985	$846,621
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.417%, 1/15/18(8)(9)	2,000	1,405,751

Total Asset-Backed Securities
(identified cost $7,008,568)		$5,547,355

Common Stocks — 0.6%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(11)(12)	88,506	$3,119,836

		$3,119,836

Building and Development — 0.0%(3)

United Subcontractors, Inc.(6)(11)(12)	3,646	$260,372
WCI Communities, Inc.(6)(11)(12)	22,273	1,614,764

		$1,875,136

Chemicals and Plastics — 0.0%(3)

Vita Cayman II, Ltd.(11)(12)	3,849	$862,952

		$862,952

Diversified Manufacturing — 0.0%(3)

MEGA Brands, Inc.(12)	19,081	$117,631

		$117,631

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc.(6)(12)(13)	2,484	$226,044

		$226,044

Financial Intermediaries — 0.0%(3)

RTS Investor Corp.(6)(11)(12)	692	$55,309

		$55,309

Food Service — 0.0%

Buffets, Inc.(6)(12)	193,076	$0

		$0

Home Furnishings — 0.0%(3)

Oreck Corp.(6)(11)(12)	14,217	$869,370
Sanitec Europe Oy B Units(6)(11)(12)	235,094	1,555,970
Sanitec Europe Oy E Units(6)(11)(12)	230,960	0

		$2,425,340

Leisure Goods / Activities / Movies — 0.1%

Metro-Goldwyn-Mayer Holdings, Inc.(11)(12)	414,634	$11,324,194

		$11,324,194

Lodging and Casinos — 0.0%(3)

Affinity Gaming, LLC(6)(11)(12)	206,125	$1,216,139

		$1,216,139

Publishing — 0.3%

Ion Media Networks, Inc.(6)(11)(12)	28,605	$22,884,000
MediaNews Group, Inc.(6)(11)(12)	162,730	3,256,226
Source Interlink Companies, Inc.(6)(11)(12)	5,725	0
Star Tribune Media Holdings Co.(11)(12)	30,631	850,010
SuperMedia, Inc.(11)(12)	53,719	92,397

		$27,082,633

Radio and Television — 0.1%

New Young Broadcasting Holding Co., Inc.(11)(12)	2,310	$6,958,875

		$6,958,875

Total Common Stocks
(identified cost $33,340,330)		$55,264,089

Preferred Stocks — 0.0%(3)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc., Series A(6)(12)(13)	569	$35,847

Total Preferred Stocks
(identified cost $9,957)		$35,847

Warrants — 0.0%(3)

Security	Shares	Value

Radio and Television — 0.0%(3)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(11)(12)	112	$337,400

		$337,400

See Notes to Financial Statements.
32

Floating Rate Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	10,906	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(11)(12)	11,964	0

		$0

Total Warrants
(identified cost $192,476)		$337,400

Short-Term Investments — 4.1%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(14)	$368,732	$368,732,268
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	32,453	32,453,308

Total Short-Term Investments
(identified cost $401,185,576)		$401,185,576

Total Investments — 101.2%
(identified cost $9,768,572,883)		$9,773,032,479

Less Unfunded Loan Commitments — (0.4)%		$(33,857,021)

Net Investments — 100.8%
(identified cost $9,734,715,862)		$9,739,175,458

Other Assets, Less Liabilities — (0.8)%		$(81,370,914)

Net Assets — 100.0%		$9,657,804,544

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CHF	- Swiss Franc
DIP	- Debtor-In-Possession
EUR	- Euro
GBP	- British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $171,113,519 or 1.8% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 5).

(14)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
33

Floating Rate Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $9,365,983,594)	$9,370,443,190
Affiliated investment, at value (identified cost, $368,732,268)	368,732,268
Restricted cash*	5,958,158
Foreign currency, at value (identified cost, $23,053,312)	23,050,769
Interest receivable	41,789,820
Interest receivable from affiliated investment	33,515
Receivable for investments sold	21,897,827
Receivable for open forward foreign currency exchange contracts	1,337,582
Receivable for closed swap contracts	118,906
Prepaid expenses	528,508

Total assets	$9,833,890,543

Liabilities

Payable for investments purchased	$164,983,972
Payable for open forward foreign currency exchange contracts	3,189,238
Payable for open swap contracts	3,261,410
Payable to affiliates:
Investment adviser fee	3,957,169
Trustees’ fees	4,208
Accrued expenses	690,002

Total liabilities	$176,085,999

Net Assets applicable to investors’ interest in Portfolio	$9,657,804,544

Sources of Net Assets

Investors’ capital	$9,657,561,363
Net unrealized appreciation	243,181

Total	$9,657,804,544

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.
34

Floating Rate Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income (net of foreign taxes, $91,932)	$244,871,003
Interest allocated from affiliated investment	215,474
Expenses allocated from affiliated investment	(34,334)

Total investment income	$245,052,143

Expenses

Investment adviser fee	$23,872,732
Trustees’ fees and expenses	34,000
Custodian fee	938,827
Legal and accounting services	311,564
Interest expense and fees	540,245
Miscellaneous	190,279

Total expenses	$25,887,647

Deduct —
Reduction of custodian fee	$24

Total expense reductions	$24

Net expenses	$25,887,623

Net investment income	$219,164,520

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$22,532,888
Investment transactions allocated from affiliated investment	4,896
Swap contracts	(574,266)
Foreign currency and forward foreign currency exchange contract transactions	19,525,049

Net realized gain	$41,488,567

Change in unrealized appreciation (depreciation) —
Investments	$151,176,711
Swap contracts	(465,112)
Foreign currency and forward foreign currency exchange contracts	(6,423,542)

Net change in unrealized appreciation (depreciation)	$144,288,057

Net realized and unrealized gain	$185,776,624

Net increase in net assets from operations	$404,941,144

See Notes to Financial Statements.
35

Floating Rate Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$219,164,520	$397,412,294
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	41,488,567	(18,065,295)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	144,288,057	(100,433,238)

Net increase in net assets from operations	$404,941,144	$278,913,761

Capital transactions —
Contributions	$410,015,822	$4,383,895,129
Withdrawals	(851,486,465)	(1,465,370,574)

Net increase (decrease) in net assets from capital transactions	$(441,470,643)	$2,918,524,555

Net increase (decrease) in net assets	$(36,529,499)	$3,197,438,316

Net Assets

At beginning of period	$9,694,334,043	$6,496,895,727

At end of period	$9,657,804,544	$9,694,334,043

See Notes to Financial Statements.
36

Floating Rate Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54	%(2)	0.54%	0.57%	0.61%	0.70%	0.58%
Net investment income	4.60	%(2)	4.31%	4.43%	5.41%	6.50%	6.94%
Portfolio Turnover	19	%(3)	56%	39%	35%	7%	61%

Total Return	4.28	%(3)	4.30%	10.51%	27.54%	(22.24)%	4.62%

Net assets, end of period (000’s omitted)	$9,657,805		$9,694,334	$6,496,896	$4,294,340	$3,056,210	$6,851,600

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
37

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Fund and Eaton Vance Short Term Real Return Fund held an interest of 83.3%, 5.4%, 9.0%, 1.2%, 0.4% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

38

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments

39

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. Effective May 1, 2012, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.460% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4475% from $15 billion up to $20 billion, 0.4375% from $20 billion up to $25 billion and 0.430% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $23,872,732 or 0.50% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $1,735,763,625 and $1,766,199,293, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,736,200,343

Gross unrealized appreciation	$128,838,663
Gross unrealized depreciation	(125,863,548)

Net unrealized appreciation	$2,975,115

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

40

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$226,044

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$261,891

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
				Net Unrealized
Settlement Date	In Exchange For	Deliver	Counterparty	Appreciation

5/2/12	Euro 15,750,000	United States Dollar 20,841,975	Citibank NA	$6,305

				$6,305

Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	British Pound Sterling 6,900,000	United States Dollar 11,196,395	JPMorgan Chase Bank	$388
5/31/12	British Pound Sterling 51,122,696	United States Dollar 80,876,105	JPMorgan Chase Bank	(2,076,080)
5/31/12	Euro 43,158,033	United States Dollar 57,862,406	Citibank NA	728,062
5/31/12	Euro 15,750,000	United States Dollar 20,844,117	Citibank NA	(6,368)
6/29/12	British Pound Sterling 28,528,205	United States Dollar 45,260,710	Goldman Sachs International	(1,021,413)
6/29/12	Euro 76,642,937	United States Dollar 102,046,622	HSBC Bank USA	567,543
6/29/12	Swiss Franc 15,168,670	United States Dollar 16,758,739	Citibank NA	35,284
7/31/12	British Pound Sterling 12,957,082	United States Dollar 20,969,094	HSBC Bank USA	(47,662)
7/31/12	Euro 86,222,439	United States Dollar 114,154,198	Deutsche Bank	(37,715)

				$(1,857,961)

41

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$60,000	Receives	3 Month USD-LIBOR-BBA	0.98%	6/24/14	$(707,768)
Citibank NA	60,000	Receives	3 Month USD-LIBOR-BBA	1.81	6/24/16	(2,553,642)

						$(3,261,410)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $6,450,648. At April 30, 2012, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $5,958,158.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,337,582, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $769,651. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by $817,701 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

		Fair Value

Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$1,337,582	(1)	$(3,189,238	)(2)

		$1,337,582		$(3,189,238)

Interest Rate	Swap contracts	$—		$(3,261,410	)(2)

		$—		$(3,261,410)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Payable for open swap contracts, respectively; Net unrealized appreciation.

42

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$20,345,562	(1)	$(5,789,664	)(2)
Interest Rate	Swap contracts	(574,266	)(1)	(465,112	)(2)

Total		$19,771,296		$(6,254,776)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and Swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $487,028,000 and $120,000,000, respectively.

7 Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

43

Floating Rate Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,075,783,256	$4,108,424	$9,079,891,680
Corporate Bonds & Notes	—	196,787,057	126,454	196,913,511
Asset-Backed Securities	—	5,547,355	—	5,547,355
Common Stocks	210,028	23,115,867	31,938,194	55,264,089
Preferred Stocks	—	—	35,847	35,847
Warrants	—	337,400	0	337,400
Short-Term Investments	—	401,185,576	—	401,185,576

Total Investments	$210,028	$9,702,756,511	$36,208,919	$9,739,175,458

Forward Foreign Currency Exchange Contracts	$—	$1,337,582	$—	$1,337,582

Total	$210,028	$9,704,094,093	$36,208,919	$9,740,513,040

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,189,238)	$—	$(3,189,238)
Interest Rate Swaps	—	(3,261,410)	—	(3,261,410)

Total	$—	$(6,450,648)	$—	$(6,450,648)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2011	$6,030,241	$125,977	$42,122,603	$35,028	$0	$48,313,849
Realized gains (losses)	(425,717)	—	10,125,694	—	—	9,699,977
Change in net unrealized
appreciation (depreciation)*	(134,186)	(1,555)	(9,978,723)	819	—	(10,113,645)
Cost of purchases**	165,534	—	—	—	—	165,534
Proceeds from sales**	(3,699,562)	—	(11,185,291)	—	—	(14,884,853)
Accrued discount (premium)	132,809	2,032	—	—	—	134,841
Transfers to Level 3***	2,039,305	—	853,911	—	—	2,893,216
Transfers from Level 3***	—	—	—	—	—	—

Balance as of April 30, 2012	$4,108,424	$126,454	$31,938,194	$35,847	$0	$36,208,919

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012	$(606,913)	$(1,555)	$(152,784)	$819	$—	$(760,433)

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.
***	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

44

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

45

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of Floating Rate Portfolio, High Income Opportunities Portfolio and Boston Income Portfolio (the “Portfolios”), which are portfolios in which Eaton Vance Floating-Rate & High Income Fund (the “Fund”) is authorized to invest, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolios by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

46

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, which includes breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

47

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Floating Rate Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Floating Rate Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance
Floating-Rate & High Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Floating Rate Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate & High Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

811-6/12	FRHSRC

Eaton Vance Government Obligations Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Government Obligations Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Government Obligations Fund
April 30, 2012
Portfolio Manager Susan Schiff, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	8/24/1984	1.58%	3.54%	5.39%	4.31%	—
Class A with 4.75% Maximum Sales Charge	—	–3.21	–1.34	4.36	3.80	—
Class B at NAV	11/1/1993	1.20	2.77	4.61	3.53	—
Class B with 5% Maximum Sales Charge	—	–3.78	–2.22	4.27	3.53	—
Class C at NAV	11/1/1993	1.34	2.77	4.59	3.52	—
Class C with 1% Maximum Sales Charge	—	0.34	1.77	4.59	3.52	—
Class I at NAV	4/3/2009	1.84	3.80	—	—	4.19%
Class R at NAV	8/12/2005	1.59	3.28	5.10	—	4.70

Barclays Capital U.S. Intermediate Government Index	—	1.39%	5.58%	5.55%	4.77%	—

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R

		1.14%	1.89%	1.89%	0.89%	1.39%
Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Government Obligations Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Intermediate Government Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

3

Eaton Vance
Government Obligations Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,015.80	$5.61	1.12%
Class B	$1,000.00	$1,012.00	$9.40	1.88%
Class C	$1,000.00	$1,013.40	$9.36	1.87%
Class I	$1,000.00	$1,018.40	$4.37	0.87%
Class R	$1,000.00	$1,015.90	$6.87	1.37%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.62	1.12%
Class B	$1,000.00	$1,015.50	$9.42	1.88%
Class C	$1,000.00	$1,015.60	$9.37	1.87%
Class I	$1,000.00	$1,020.50	$4.37	0.87%
Class R	$1,000.00	$1,018.10	$6.87	1.37%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
Government Obligations Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Government Obligations Portfolio, at value (identified cost, $1,070,745,867)	$1,135,564,301
Receivable for Fund shares sold	9,489,644
Miscellaneous receivable	4,114

Total assets	$1,145,058,059

Liabilities

Payable for Fund shares redeemed	$3,604,033
Distributions payable	671,801
Payable to affiliates:
Distribution and service fees	418,507
Trustees’ fees	42
Accrued expenses	226,427

Total liabilities	$4,920,810

Net Assets	$1,140,137,249

Sources of Net Assets

Paid-in capital	$1,239,690,241
Accumulated net realized loss from Portfolio	(156,720,029)
Accumulated distributions in excess of net investment income	(7,651,397)
Net unrealized appreciation from Portfolio	64,818,434

Total	$1,140,137,249

Class A Shares

Net Assets	$679,147,722
Shares Outstanding	91,157,445
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.45
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$7.82

Class B Shares

Net Assets	$34,639,304
Shares Outstanding	4,650,184
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.45

Class C Shares

Net Assets	$298,592,124
Shares Outstanding	40,149,169
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.44

Class I Shares

Net Assets	$111,066,921
Shares Outstanding	14,913,421
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.45

Class R Shares

Net Assets	$16,691,178
Shares Outstanding	2,249,921
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.42

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Government Obligations Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest allocated from Portfolio	$19,291,813
Miscellaneous income	2,591
Expenses allocated from Portfolio	(4,103,875)

Total investment income	$15,190,529

Expenses

Distribution and service fees
Class A	$800,126
Class B	191,092
Class C	1,500,905
Class R	34,952
Trustees’ fees and expenses	250
Custodian fee	19,526
Transfer and dividend disbursing agent fees	439,899
Legal and accounting services	23,800
Printing and postage	96,108
Registration fees	72,054
Miscellaneous	11,070

Total expenses	$3,189,782

Net investment income	$12,000,747

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$3,321,430
Financial futures contracts	(2,136,262)

Net realized gain	$1,185,168

Change in unrealized appreciation (depreciation) —
Investments	$4,791,747
Financial futures contracts	(1,189,850)

Net change in unrealized appreciation (depreciation)	$3,601,897

Net realized and unrealized gain	$4,787,065

Net increase in net assets from operations	$16,787,812

See Notes to Financial Statements.
6

Eaton Vance
Government Obligations Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$12,000,747	$25,633,194
Net realized gain (loss) from investment transactions and financial futures contracts	1,185,168	(10,785,335)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,601,897	(2,021,252)

Net increase in net assets from operations	$16,787,812	$12,826,607

Distributions to shareholders —
From net investment income
Class A	$(11,818,095)	$(23,144,852)
Class B	(562,823)	(1,816,654)
Class C	(4,425,105)	(9,193,359)
Class I	(1,963,931)	(2,264,140)
Class R	(240,839)	(437,846)
Tax return of capital
Class A	—	(1,002,304)
Class B	—	(78,671)
Class C	—	(398,125)
Class I	—	(98,050)
Class R	—	(18,961)

Total distributions to shareholders	$(19,010,793)	$(38,452,962)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$160,684,945	$227,007,377
Class B	1,913,715	5,713,765
Class C	36,867,699	81,085,099
Class I	67,259,885	91,310,875
Class R	6,119,604	7,958,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,597,822	19,069,407
Class B	464,382	1,267,572
Class C	3,298,211	6,516,909
Class I	1,562,041	1,896,059
Class R	207,922	407,131
Cost of shares redeemed
Class A	(111,657,708)	(314,294,073)
Class B	(5,051,085)	(19,867,627)
Class C	(40,673,842)	(136,074,306)
Class I	(59,905,257)	(39,304,326)
Class R	(2,086,560)	(6,506,429)
Net asset value of shares exchanged
Class A	4,034,191	31,673,238
Class B	(4,034,191)	(31,673,238)

Net increase (decrease) in net assets from Fund share transactions	$68,601,774	$(73,813,788)

Net increase (decrease) in net assets	$66,378,793	$(99,440,143)

Net Assets

At beginning of period	$1,073,758,456	$1,173,198,599

At end of period	$1,140,137,249	$1,073,758,456

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(7,651,397)	$(641,351)

See Notes to Financial Statements.
7

Eaton Vance
Government Obligations Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$7.470		$7.630	$7.540	$7.110	$7.160	$7.200

Income (Loss) From Operations

Net investment income(1)	$0.089		$0.202	$0.233	$0.267	$0.297	$0.300
Net realized and unrealized gain (loss)	0.028		(0.068)	0.175	0.512	0.020	0.053

Total income from operations	$0.117		$0.134	$0.408	$0.779	$0.317	$0.353

Less Distributions

From net investment income	$(0.137)		$(0.282)	$(0.303)	$(0.330)	$(0.367)	$(0.391)
Tax return of capital	—		(0.012)	(0.015)	(0.019)	—	(0.002)

Total distributions	$(0.137)		$(0.294)	$(0.318)	$(0.349)	$(0.367)	$(0.393)

Net asset value — End of period	$7.450		$7.470	$7.630	$7.540	$7.110	$7.160

Total Return(2)	1.58	%(3)	1.82%	5.54%	11.11%	4.45%	5.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$679,148		$617,723	$668,799	$472,147	$362,311	$245,687
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.12	%(6)	1.14%	1.15%	1.16%	1.19%	1.22%
Net investment income	2.41	%(6)	2.70%	3.08%	3.57%	4.09%	4.19%
Portfolio Turnover of the Portfolio	14	%(3)	19%	22%	28%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Government Obligations Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$7.470		$7.630	$7.540	$7.110	$7.160	$7.200

Income (Loss) From Operations

Net investment income(1)	$0.062		$0.148	$0.180	$0.214	$0.245	$0.247
Net realized and unrealized gain (loss)	0.027		(0.070)	0.173	0.510	0.018	0.053

Total income from operations	$0.089		$0.078	$0.353	$0.724	$0.263	$0.300

Less Distributions

From net investment income	$(0.109)		$(0.228)	$(0.250)	$(0.278)	$(0.313)	$(0.338)
Tax return of capital	—		(0.010)	(0.013)	(0.016)	—	(0.002)

Total distributions	$(0.109)		$(0.238)	$(0.263)	$(0.294)	$(0.313)	$(0.340)

Net asset value — End of period	$7.450		$7.470	$7.630	$7.540	$7.110	$7.160

Total Return(2)	1.20	%(3)	1.06%	4.76%	10.30%	3.67%	4.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,639		$41,446	$87,803	$126,123	$146,987	$162,159
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.88	%(6)	1.89%	1.90%	1.91%	1.94%	1.97%
Net investment income	1.66	%(6)	1.97%	2.39%	2.87%	3.37%	3.45%
Portfolio Turnover of the Portfolio	14	%(3)	19%	22%	28%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Government Obligations Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$7.450		$7.610	$7.530	$7.100	$7.150	$7.190

Income (Loss) From Operations

Net investment income(1)	$0.061		$0.146	$0.176	$0.209	$0.243	$0.247
Net realized and unrealized gain (loss)	0.038		(0.069)	0.167	0.515	0.020	0.053

Total income from operations	$0.099		$0.077	$0.343	$0.724	$0.263	$0.300

Less Distributions

From net investment income	$(0.109)		$(0.227)	$(0.250)	$(0.278)	$(0.313)	$(0.338)
Tax return of capital	—		(0.010)	(0.013)	(0.016)	—	(0.002)

Total distributions	$(0.109)		$(0.237)	$(0.263)	$(0.294)	$(0.313)	$(0.340)

Net asset value — End of period	$7.440		$7.450	$7.610	$7.530	$7.100	$7.150

Total Return(2)	1.34	%(3)	1.05%	4.63%	10.31%	3.67%	4.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$298,592		$299,797	$356,084	$259,975	$171,302	$115,460
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.87	%(6)	1.89%	1.90%	1.91%	1.94%	1.97%
Net investment income	1.66	%(6)	1.96%	2.33%	2.80%	3.35%	3.45%
Portfolio Turnover of the Portfolio	14	%(3)	19%	22%	28%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Government Obligations Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012				Period Ended
	(Unaudited)		2011	2010	October 31, 2009(1)

Net asset value — Beginning of period	$7.460		$7.620	$7.540	$7.510

Income (Loss) From Operations

Net investment income(2)	$0.098		$0.218	$0.242	$0.133
Net realized and unrealized gain (loss)	0.038		(0.066)	0.175	0.111

Total income from operations	$0.136		$0.152	$0.417	$0.244

Less Distributions

From net investment income	$(0.146)		$(0.299)	$(0.321)	$(0.202)
Tax return of capital	—		(0.013)	(0.016)	(0.012)

Total distributions	$(0.146)		$(0.312)	$(0.337)	$(0.214)

Net asset value — End of period	$7.450		$7.460	$7.620	$7.540

Total Return(3)	1.84	%(4)	2.07%	5.67%	3.29	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$111,067		$102,320	$49,617	$14,879
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.87	%(7)	0.89%	0.90%	0.91	%(7)
Net investment income	2.65	%(7)	2.91%	3.20%	3.06	%(7)
Portfolio Turnover of the Portfolio	14	%(4)	19%	22%	28	%(8)

(1)	For the period from commencement of operations, April 3, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Annualized.
(8)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Government Obligations Fund

April 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$7.430		$7.600	$7.510	$7.090	$7.130	$7.170

Income (Loss) From Operations

Net investment income(1)	$0.080		$0.183	$0.211	$0.239	$0.276	$0.280
Net realized and unrealized gain (loss)	0.037		(0.079)	0.177	0.510	0.032	0.054

Total income from operations	$0.117		$0.104	$0.388	$0.749	$0.308	$0.334

Less Distributions

From net investment income	$(0.127)		$(0.263)	$(0.284)	$(0.311)	$(0.348)	$(0.372)
Tax return of capital	—		(0.011)	(0.014)	(0.018)	—	(0.002)

Total distributions	$(0.127)		$(0.274)	$(0.298)	$(0.329)	$(0.348)	$(0.374)

Net asset value — End of period	$7.420		$7.430	$7.600	$7.510	$7.090	$7.130

Total Return(2)	1.59	%(3)	1.42%	5.28%	10.70%	4.33%	4.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,691		$12,474	$10,895	$5,065	$827	$245
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.37	%(6)	1.39%	1.40%	1.41%	1.44%	1.47%
Net investment income	2.17	%(6)	2.45%	2.80%	3.20%	3.82%	3.93%
Portfolio Turnover of the Portfolio	14	%(3)	19%	22%	28%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Government Obligations Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Government Obligations Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Government Obligations Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (91.0% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $154,830,377 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($67,101,638), October 31, 2013 ($23,607,593), October 31, 2014 ($17,522,954), October 31, 2015 ($6,336,492), October 31, 2016 ($1,612,295), October 31, 2018 ($18,778,422) and October 31, 2019 ($19,870,983). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance
Government Obligations Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $22,220 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $72,902 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $800,126 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $143,319 and $1,125,679 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $13,544,000 and $94,218,000, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $17,476 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $47,773, $375,226 and $17,476 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending

14

Eaton Vance
Government Obligations Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $19,000, $50,000 and $18,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $129,440,719 and $91,126,047, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	21,591,437	30,322,173
Issued to shareholders electing to receive payments of distributions in Fund shares	1,288,923	2,549,129
Redemptions	(14,995,097)	(42,053,256)
Exchange from Class B shares	542,133	4,234,082

Net increase (decrease)	8,427,396	(4,947,872)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	256,745	761,315
Issued to shareholders electing to receive payments of distributions in Fund shares	62,363	169,460
Redemptions	(678,552)	(2,659,179)
Exchange to Class A shares	(542,214)	(4,232,051)

Net decrease	(901,658)	(5,960,455)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	4,956,370	10,822,547
Issued to shareholders electing to receive payments of distributions in Fund shares	443,623	872,738
Redemptions	(5,473,617)	(18,234,428)

Net decrease	(73,624)	(6,539,143)

15

Eaton Vance
Government Obligations Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	9,031,099	12,195,162
Issued to shareholders electing to receive payments of distributions in Fund shares	209,793	253,616
Redemptions	(8,035,543)	(5,248,911)

Net increase	1,205,349	7,199,867

	Six Months Ended
	April 30, 2012	Year Ended
Class R	(Unaudited)	October 31, 2011

Sales	825,497	1,063,904
Issued to shareholders electing to receive payments of distributions in Fund shares	28,037	54,688
Redemptions	(281,375)	(875,034)

Net increase	572,159	243,558

16

Government Obligations Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 83.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.915%, with maturity at 2035(1)	$10,432	$10,987,723
3.055%, with maturity at 2034(1)	2,301	2,429,986
5.00%, with various maturities to 2018	4,870	5,263,283
5.50%, with various maturities to 2032	9,037	9,808,055
6.00%, with various maturities to 2035	24,200	27,424,634
6.50%, with various maturities to 2036	63,477	73,216,566
6.87%, with maturity at 2024	214	251,417
7.00%, with various maturities to 2035	30,755	35,656,136
7.09%, with maturity at 2023	696	806,322
7.25%, with maturity at 2022	1,025	1,178,889
7.31%, with maturity at 2027	310	375,877
7.50%, with various maturities to 2035	26,069	31,483,984
7.63%, with maturity at 2019	382	430,688
7.75%, with maturity at 2018	20	22,146
7.78%, with maturity at 2022	144	170,218
7.85%, with maturity at 2020	267	308,332
8.00%, with various maturities to 2028	8,929	10,248,331
8.13%, with maturity at 2019	513	590,247
8.15%, with various maturities to 2021	225	263,834
8.25%, with maturity at 2017	43	48,389
8.50%, with various maturities to 2031	7,457	9,038,702
8.75%, with maturity at 2016	8	8,315
9.00%, with various maturities to 2027	5,872	6,634,404
9.25%, with maturity at 2017	44	49,384
9.50%, with various maturities to 2026	1,788	2,091,658
9.75%, with maturity at 2018	1	875
10.50%, with maturity at 2020	599	700,281
11.00%, with maturity at 2015	18	19,966

		$229,508,642

Federal National Mortgage Association:
2.456%, with maturity at 2026(1)	$957	$992,094
2.461%, with maturity at 2022(1)	1,859	1,911,513
2.471%, with various maturities to 2033(1)	3,774	3,915,238
2.474%, with various maturities to 2035(1)	28,792	30,003,809
2.509%, with maturity at 2022(1)	1,729	1,772,407
2.52%, with maturity at 2035(1)	1,768	1,832,221
2.545%, with maturity at 2031(1)	3,024	3,104,278
2.722%, with maturity at 2037(1)	5,791	6,073,159
2.763%, with maturity at 2040(1)	1,820	1,911,002
2.979%, with maturity at 2036(1)	1,722	1,777,056
3.378%, with maturity at 2036(1)	2,094	2,152,630
3.659%, with maturity at 2034(1)	7,080	7,670,257
3.821%, with maturity at 2035(1)	8,391	9,113,551
3.879%, with maturity at 2036(1)	594	621,563
3.897%, with maturity at 2021(1)	1,596	1,656,716
3.944%, with maturity at 2034(1)	6,678	7,260,544
4.247%, with maturity at 2036(1)	26,100	28,391,514
4.445%, with maturity at 2035(1)	8,371	9,106,130
4.50%, with various maturities to 2018	19,815	21,289,926
4.788%, with maturity at 2034(1)	22,467	24,440,284
5.00%, with various maturities to 2027	10,183	11,040,007
5.50%, with various maturities to 2030	24,428	26,726,524
6.00%, with various maturities to 2034	61,157	69,472,297
6.499%, with maturity at 2025(2)	274	321,620
6.50%, with various maturities to 2036	215,065	246,703,806
7.00%, with various maturities to 2036	81,893	96,773,796
7.25%, with maturity at 2023	21	22,249
7.50%, with various maturities to 2032	9,588	11,491,935
7.875%, with maturity at 2021	739	876,531
7.902%, with maturity at 2030(2)	23	26,127
8.00%, with various maturities to 2032	39,194	47,867,916
8.25%, with maturity at 2025	278	329,185
8.33%, with maturity at 2020	647	760,348
8.497%, with maturity at 2021(2)	100	120,305
8.50%, with various maturities to 2032	7,299	8,956,396
9.00%, with various maturities to 2030	869	1,039,157
9.50%, with various maturities to 2030	2,015	2,402,106
9.633%, with maturity at 2025(2)	27	33,098
9.725%, with maturity at 2021(2)	80	92,683
9.75%, with maturity at 2019	13	15,462
9.812%, with maturity at 2020(2)	38	43,021
9.913%, with maturity at 2021(2)	65	78,402
9.993%, with maturity at 2023(2)	53	62,314
10.10%, with maturity at 2021(2)	47	54,876
10.262%, with maturity at 2025(2)	29	33,415
10.533%, with maturity at 2025(2)	14	15,157
11.00%, with maturity at 2020	469	522,053
11.374%, with maturity at 2019(2)	54	58,220
11.893%, with maturity at 2018(2)	41	45,013
12.065%, with maturity at 2021(2)	14	15,696
12.712%, with maturity at 2015(2)	54	58,528

		$691,054,135

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$327	$338,715
2.00%, with maturity at 2026(1)	331	346,783
6.00%, with maturity at 2033	16,216	18,890,480
6.10%, with maturity at 2033	11,265	13,320,869
6.50%, with various maturities to 2036	17,149	20,272,107

See Notes to Financial Statements.
17

Government Obligations Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Government National Mortgage Association: (continued)

7.00%, with various maturities to 2034	$31,912	$37,754,195
7.25%, with maturity at 2022	25	28,188
7.50%, with various maturities to 2025	5,716	6,622,575
8.00%, with various maturities to 2027	8,993	10,647,420
8.25%, with maturity at 2019	127	145,935
8.30%, with maturity at 2020	37	43,076
8.50%, with various maturities to 2018	1,292	1,450,647
9.00%, with various maturities to 2027	6,099	7,707,592
9.50%, with various maturities to 2026	3,798	4,676,978

		$122,245,560

Total Mortgage Pass-Throughs
(identified cost $994,167,650)		$1,042,808,337

Collateralized Mortgage Obligations — 4.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$228	$242,174
Series 1822, Class Z, 6.90%, 3/15/26	1,260	1,343,510
Series 1829, Class ZB, 6.50%, 3/15/26	560	623,630
Series 1896, Class Z, 6.00%, 9/15/26	640	674,661
Series 2075, Class PH, 6.50%, 8/15/28	316	354,362
Series 2091, Class ZC, 6.00%, 11/15/28	1,271	1,393,019
Series 2102, Class Z, 6.00%, 12/15/28	311	339,449
Series 2115, Class K, 6.00%, 1/15/29	2,054	2,210,491
Series 2142, Class Z, 6.50%, 4/15/29	672	731,833
Series 2245, Class A, 8.00%, 8/15/27	8,469	9,851,774

		$17,764,903

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$294	$344,278
Series G92-44, Class ZQ, 8.00%, 7/25/22	280	310,525
Series G93-36, Class ZQ, 6.50%, 12/25/23	11,000	12,495,228
Series 1993-16, Class Z, 7.50%, 2/25/23	389	450,820
Series 1993-39, Class Z, 7.50%, 4/25/23	1,076	1,250,839
Series 1993-45, Class Z, 7.00%, 4/25/23	1,206	1,369,735
Series 1993-149, Class M, 7.00%, 8/25/23	458	520,103
Series 1993-178, Class PK, 6.50%, 9/25/23	941	1,056,455
Series 1993-250, Class Z, 7.00%, 12/25/23	205	216,481
Series 1994-40, Class Z, 6.50%, 3/25/24	937	1,051,716
Series 1994-42, Class K, 6.50%, 4/25/24	4,288	4,848,347
Series 1994-82, Class Z, 8.00%, 5/25/24	1,577	1,842,622
Series 1997-81, Class PD, 6.35%, 12/18/27	612	689,889
Series 2000-49, Class A, 8.00%, 3/18/27	872	1,043,613
Series 2001-81, Class HE, 6.50%, 1/25/32	2,389	2,709,681
Series 2002-1, Class G, 7.00%, 7/25/23	621	705,151
Series 2005-37, Class SU, 28.245%, 3/25/35(3)	4,405	6,659,228

		$37,564,711

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$553	$629,498

Total Collateralized Mortgage Obligations
(identified cost $52,048,280)		$55,959,112

U.S. Government Agency Obligations — 10.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,669,335
5.77%, 1/5/27	5,000	6,604,670

		$13,274,005

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,834,835
4.75%, 3/10/23	4,500	5,510,507
5.365%, 9/9/24	6,445	8,241,002
5.375%, 8/15/24	14,700	18,875,006
5.625%, 6/11/21	17,000	21,894,827
5.75%, 6/12/26	2,720	3,577,110

		$63,933,287

United States Agency for International Development — Israel:
0.00%, 5/1/20	$2,200	$1,837,647
5.50%, 9/18/23	26,850	34,480,206
5.50%, 4/26/24	16,015	20,582,638

		$56,900,491

Total U.S. Government Agency Obligations
(identified cost $114,095,636)		$134,107,783

U.S. Treasury Obligations — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,995,314

Total U.S. Treasury Obligations
(identified cost $6,195,691)		$8,995,314

See Notes to Financial Statements.
18

Government Obligations Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(5)	$28,944	$28,943,727

Total Short-Term Investments
(identified cost $28,943,727)		$28,943,727

Total Investments — 101.8%
(identified cost $1,195,450,984)		$1,270,814,273

Other Assets, Less Liabilities — (1.8)%		$(23,024,546)

Net Assets — 100.0%		$1,247,789,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(2)	Weighted average fixed-rate coupon that changes/updates monthly.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
19

Government Obligations Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $1,166,507,257)	$1,241,870,546
Affiliated investment, at value (identified cost, $28,943,727)	28,943,727
Interest receivable	6,200,191
Interest receivable from affiliated investment	1,663
Receivable for investments sold	202,972

Total assets	$1,277,219,099

Liabilities

Payable for investments purchased	$28,506,149
Payable for variation margin on open financial futures contracts	88,284
Payable to affiliates:
Investment adviser fee	725,324
Trustees’ fees	3,947
Accrued expenses	105,668

Total liabilities	$29,429,372

Net Assets applicable to investors’ interest in Portfolio	$1,247,789,727

Sources of Net Assets

Investors’ capital	$1,173,431,516
Net unrealized appreciation	74,358,211

Total	$1,247,789,727

See Notes to Financial Statements.
20

Government Obligations Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest	$20,457,383
Interest allocated from affiliated investment	15,652
Expenses allocated from affiliated investment	(2,498)

Total investment income	$20,470,537

Expenses

Investment adviser fee	$4,158,388
Trustees’ fees and expenses	24,921
Custodian fee	147,915
Legal and accounting services	61,252
Miscellaneous	16,061

Total expenses	$4,408,537

Net investment income	$16,062,000

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,679,638
Investment transactions allocated from affiliated investment	292
Financial futures contracts	(2,231,515)

Net realized gain	$1,448,415

Change in unrealized appreciation (depreciation) —
Investments	$5,178,256
Financial futures contracts	(1,286,719)

Net change in unrealized appreciation (depreciation)	$3,891,537

Net realized and unrealized gain	$5,339,952

Net increase in net assets from operations	$21,401,952

See Notes to Financial Statements.
21

Government Obligations Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$16,062,000	$33,067,020
Net realized gain (loss) from investment transactions and financial futures contracts	1,448,415	(11,245,982)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,891,537	(1,589,742)

Net increase in net assets from operations	$21,401,952	$20,231,296

Capital transactions —
Contributions	$212,625,713	$189,445,095
Withdrawals	(105,746,337)	(289,370,516)

Net increase (decrease) in net assets from capital transactions	$106,879,376	$(99,925,421)

Net increase (decrease) in net assets	$128,281,328	$(79,694,125)

Net Assets

At beginning of period	$1,119,508,399	$1,199,202,524

At end of period	$1,247,789,727	$1,119,508,399

See Notes to Financial Statements.
22

Government Obligations Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.75	%(2)	0.75%	0.76%	0.77%	0.80%	0.80%
Net investment income	2.73	%(2)	3.08%	3.48%	3.97%	4.48%	4.60%
Portfolio Turnover	14	%(3)	19%	22%	28%	19%	23%

Total Return	1.77%		2.21%	5.95%	11.54%	4.85%	5.49%

Net assets, end of period (000’s omitted)	$1,247,790		$1,119,508	$1,199,203	$957,281	$810,627	$687,747

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
23

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Government Obligations Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Low Duration Fund held an interest of 91.0%, 5.9% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

24

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $4,158,388 or 0.71% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $279,056,862 and $164,236,775, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,207,828,110

Gross unrealized appreciation	$63,615,647
Gross unrealized depreciation	(629,484)

Net unrealized appreciation	$62,986,163

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement

25

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	550 U.S. 5-Year Treasury Note	Short	$(67,834,766)	$(68,088,281)	$(253,515)
6/12	475 U.S. 10-Year Treasury Note	Short	(62,180,469)	(62,833,594)	(653,125)
6/12	75 U.S. 30-Year Treasury Bond	Short	(10,617,187)	(10,715,625)	(98,438)

					$(1,005,078)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures contracts	$—	$(1,005,078	)(1)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Futures contracts	$(2,231,515	)(1)	$(1,286,719	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $119,286,000.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

26

Government Obligations Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$1,042,808,337	$—	$1,042,808,337
Collateralized Mortgage Obligations	—	55,959,112	—	55,959,112
U.S. Government Agency Obligations	—	134,107,783	—	134,107,783
U.S. Treasury Obligations	—	8,995,314	—	8,995,314
Short-Term Investments	—	28,943,727	—	28,943,727

Total Investments	$—	$1,270,814,273	$—	$1,270,814,273

Liability Description

Futures Contracts	$(1,005,078)	$—	$—	$(1,005,078)

Total	$(1,005,078)	$—	$—	$(1,005,078)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Government Obligations Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

28

Eaton Vance
Government Obligations Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

29

Eaton Vance
Government Obligations Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance
Government Obligations Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Government Obligations Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Government Obligations Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Government Obligations Fund and Government Obligations Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance
Government Obligations Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Government Obligations Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

140-6/12	GOSRC

Eaton Vance High Income Opportunities Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
High Income Opportunities Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	37
Officers and Trustees	40
Important Notices	41

Eaton Vance
High Income Opportunities Fund
April 30, 2012
Portfolio Managers Michael W. Weilheimer, CFA, and Thomas P. Huggins
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	3/11/2004	6.85%	5.27%	5.49%	—	6.91%
Class A with 4.75% Maximum Sales Charge	—	1.85	0.37	4.46	—	6.28
Class B at NAV	8/19/1986	6.45	4.25	4.73	7.70	—
Class B with 5% Maximum Sales Charge	—	1.45	–0.63	4.45	7.70	—
Class C at NAV	6/8/1994	6.46	4.48	4.73	7.69	—
Class C with 1% Maximum Sales Charge	—	5.46	3.50	4.73	7.69	—
Class I at NAV	10/1/2009	6.98	5.53	—	—	13.25

BofA Merrill Lynch U.S. High Yield Index	—	6.45%	5.15%	7.77%	8.88%	—
BofA Merrill Lynch U.S. High Yield Constrained Index	—	6.45	5.13	7.94	9.02	—

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	0.99%	1.74%	1.74%	0.74%
Fund Profile4

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
High Income Opportunities Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective June 20, 2012, Michael Weilheimer is the sole portfolio manager of the Fund and High Income Opportunities Portfolio.

3

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,068.50	$4.89	0.95%
Class B	$1,000.00	$1,064.50	$8.73	1.70%
Class C	$1,000.00	$1,064.60	$8.73	1.70%
Class I	$1,000.00	$1,069.80	$3.60	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.77	0.95%
Class B	$1,000.00	$1,016.40	$8.52	1.70%
Class C	$1,000.00	$1,016.40	$8.52	1.70%
Class I	$1,000.00	$1,021.40	$3.52	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in High Income Opportunities Portfolio, at value (identified cost, $480,570,180)	$489,889,296
Receivable for Fund shares sold	676,056

Total assets	$490,565,352

Liabilities

Payable for Fund shares redeemed	$1,576,820
Distributions payable	959,706
Payable to affiliates:
Distribution and service fees	182,442
Trustees’ fees	42
Accrued expenses	96,065

Total liabilities	$2,815,075

Net Assets	$487,750,277

Sources of Net Assets

Paid-in capital	$585,068,476
Accumulated net realized loss from Portfolio	(106,665,000)
Accumulated undistributed net investment income	27,685
Net unrealized appreciation from Portfolio	9,319,116

Total	$487,750,277

Class A Shares

Net Assets	$249,817,451
Shares Outstanding	56,706,642
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.41
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$4.63

Class B Shares

Net Assets	$35,994,868
Shares Outstanding	8,157,408
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.41

Class C Shares

Net Assets	$124,991,105
Shares Outstanding	28,369,115
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$4.41

Class I Shares

Net Assets	$76,946,853
Shares Outstanding	17,448,275
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$4.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from Portfolio	$18,546,957
Dividends allocated from Portfolio (net of foreign taxes, $3,618)	265,683
Expenses allocated from Portfolio	(1,364,745)

Total investment income from Portfolio	$17,447,895

Expenses

Distribution and service fees
Class A	$300,119
Class B	189,932
Class C	603,332
Trustees’ fees and expenses	250
Custodian fee	19,344
Transfer and dividend disbursing agent fees	190,758
Legal and accounting services	14,079
Printing and postage	24,329
Registration fees	33,131
Miscellaneous	7,662

Total expenses	$1,382,936

Net investment income	$16,064,959

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(433,869)
Swap contracts	110,891

Net realized loss	$(322,978)

Change in unrealized appreciation (depreciation) —
Investments	$14,739,227
Swap contracts	494,430

Net change in unrealized appreciation (depreciation)	$15,233,657

Net realized and unrealized gain	$14,910,679

Net increase in net assets from operations	$30,975,638

See Notes to Financial Statements.
6

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$16,064,959	$34,996,777
Net realized loss from investment transactions, securities sold short and swap contracts	(322,978)	(20,068,531)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	15,233,657	11,323,039

Net increase in net assets from operations	$30,975,638	$26,251,285

Distributions to shareholders —
From net investment income
Class A	$(8,842,685)	$(19,463,539)
Class B	(1,255,098)	(3,427,871)
Class C	(3,989,491)	(8,807,118)
Class I	(2,793,056)	(5,176,910)

Total distributions to shareholders	$(16,880,330)	$(36,875,438)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$19,554,800	$31,008,217
Class B	1,113,059	6,334,162
Class C	9,553,357	19,582,302
Class I	8,295,367	32,545,106
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,577,814	12,585,386
Class B	957,910	2,030,003
Class C	2,710,937	4,880,818
Class I	479,349	634,836
Cost of shares redeemed
Class A	(26,353,459)	(78,054,425)
Class B	(3,559,676)	(10,005,394)
Class C	(11,993,819)	(25,761,310)
Class I	(7,592,072)	(16,930,195)
Net asset value of shares exchanged
Class A	4,497,591	13,763,905
Class B	(4,497,591)	(13,763,905)
Redemption fees	—	11,566

Net decrease in net assets from Fund share transactions	$(256,433)	$(21,138,928)

Net increase (decrease) in net assets	$13,838,875	$(31,763,081)

Net Assets

At beginning of period	$473,911,402	$505,674,483

At end of period	$487,750,277	$473,911,402

Accumulated undistributed net investment income included in net assets

At end of period	$27,685	$843,056

See Notes to Financial Statements.
7

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period	$4.280		$4.370	$4.020	$3.310	$5.130		$5.230

Income (Loss) From Operations

Net investment income(1)	$0.150		$0.320	$0.346	$0.365	$0.419		$0.418
Net realized and unrealized gain (loss)	0.137		(0.074)	0.385	0.763	(1.823)		(0.105)

Total income (loss) from operations	$0.287		$0.246	$0.731	$1.128	$(1.404)		$0.313

Less Distributions

From net investment income	$(0.157)		$(0.336)	$(0.381)	$(0.418)	$(0.416)		$(0.413)
Tax return of capital	—		—	—	—	(0.000	)(2)	—

Total distributions	$(0.157)		$(0.336)	$(0.381)	$(0.418)	$(0.416)		$(0.413)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000	(2)	$0.000 (2)

Net asset value — End of period	$4.410		$4.280	$4.370	$4.020	$3.310		$5.130

Total Return(3)	6.85	%(4)	5.73%	19.05%	37.83%	(29.26)%		6.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$249,817		$238,331	$264,259	$238,485	$161,603		$254,508
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)	0.99%	1.04%	1.27%	1.11%		1.04%
Net investment income	7.01	%(7)	7.32%	8.30%	10.93%	9.06%		7.98%
Portfolio Turnover of the Portfolio	38	%(4)	78%	79%	72%	48%		81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period	$4.280		$4.380	$4.030	$3.300	$5.120		$5.220

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.289	$0.316	$0.345	$0.383		$0.379
Net realized and unrealized gain (loss)	0.137		(0.085)	0.385	0.773	(1.826)		(0.107)

Total income (loss) from operations	$0.271		$0.204	$0.701	$1.118	$(1.443)		$0.272

Less Distributions

From net investment income	$(0.141)		$(0.304)	$(0.351)	$(0.388)	$(0.377)		$(0.372)
Tax return of capital	—		—	—	—	(0.000	)(2)	—

Total distributions	$(0.141)		$(0.304)	$(0.351)	$(0.388)	$(0.377)		$(0.372)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000	(2)	$0.000 (2)

Net asset value — End of period	$4.410		$4.280	$4.380	$4.030	$3.300		$5.120

Total Return(3)	6.45	%(4)	4.71%	18.17%	37.31%	(29.93)%		5.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$35,995		$40,913	$57,156	$72,245	$89,480		$221,436
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.70	%(7)	1.74%	1.79%	2.02%	1.86%		1.78%
Net investment income	6.27	%(7)	6.58%	7.58%	10.56%	8.23%		7.23%
Portfolio Turnover of the Portfolio	38	%(4)	78%	79%	72%	48%		81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008		2007

Net asset value — Beginning of period	$4.280		$4.370	$4.020	$3.300	$5.110		$5.220

Income (Loss) From Operations

Net investment income(1)	$0.134		$0.287	$0.315	$0.341	$0.383		$0.378
Net realized and unrealized gain (loss)	0.137		(0.073)	0.386	0.767	(1.816)		(0.116)

Total income (loss) from operations	$0.271		$0.214	$0.701	$1.108	$(1.433)		$0.262

Less Distributions

From net investment income	$(0.141)		$(0.304)	$(0.351)	$(0.388)	$(0.377)		$(0.372)
Tax return of capital	—		—	—	—	(0.000	)(2)	—

Total distributions	$(0.141)		$(0.304)	$(0.351)	$(0.388)	$(0.377)		$(0.372)

Redemption fees(1)	$—		$0.000 (2)	$0.000 (2)	$0.000 (2)	$0.000	(2)	$0.000 (2)

Net asset value — End of period	$4.410		$4.280	$4.370	$4.020	$3.300		$5.110

Total Return(3)	6.46	%(4)	4.96%	18.21%	36.97%	(29.79)%		5.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$124,991		$121,128	$125,403	$115,927	$89,841		$162,153
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.70	%(7)	1.74%	1.79%	2.02%	1.86%		1.79%
Net investment income	6.26	%(7)	6.56%	7.55%	10.26%	8.28%		7.22%
Portfolio Turnover of the Portfolio	38	%(4)	78%	79%	72%	48%		81%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.0005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012				Period Ended
	(Unaudited)		2011	2010	October 31, 2009(1)

Net asset value — Beginning of period	$4.280		$4.380	$4.020	$3.980

Income (Loss) From Operations

Net investment income(2)	$0.155		$0.331	$0.353	$0.019
Net realized and unrealized gain (loss)	0.137		(0.083)	0.398	0.057

Total income from operations	$0.292		$0.248	$0.751	$0.076

Less Distributions

From net investment income	$(0.162)		$(0.348)	$(0.391)	$(0.036)

Total distributions	$(0.162)		$(0.348)	$(0.391)	$(0.036)

Redemption fees(2)	$—		$0.000 (3)	$0.000 (3)	$—

Net asset value — End of period	$4.410		$4.280	$4.380	$4.020

Total Return(4)	6.98	%(5)	5.76%	19.60%	1.92	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76,947		$73,540	$58,856	$1,099
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.70	%(8)	0.74%	0.79%	1.02	%(8)
Net investment income	7.26	%(8)	7.55%	8.43%	11.17	%(8)
Portfolio Turnover of the Portfolio	38	%(5)	78%	79%	72	%(9)

(1)	For the period from the start of business, October 1, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s fiscal year ended October 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (54.4% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $93,999,387 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($33,167,924), October 31, 2017 ($42,283,452) and October 31, 2019 ($18,548,011). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $11,784 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $41,898 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $300,119 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $142,449 and $452,499 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $24,925,000 and $54,277,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $47,483 and $150,833 for Class B and Class C shares, respectively.

13

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $1,000, $21,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,989,342 and $30,317,270, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	4,536,028	7,071,920
Issued to shareholders electing to receive payments of distributions in Fund shares	1,523,275	2,876,910
Redemptions	(6,115,036)	(17,782,503)
Exchange from Class B shares	1,047,212	3,134,854

Net increase (decrease)	991,479	(4,698,819)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	261,284	1,449,362
Issued to shareholders electing to receive payments of distributions in Fund shares	221,654	463,285
Redemptions	(829,464)	(2,281,816)
Exchange to Class A shares	(1,044,814)	(3,128,458)

Net decrease	(1,391,340)	(3,497,627)

14

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	2,218,785	4,443,358
Issued to shareholders electing to receive payments of distributions in Fund shares	627,670	1,116,773
Redemptions	(2,791,208)	(5,911,865)

Net increase (decrease)	55,247	(351,734)

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	1,929,088	7,428,164
Issued to shareholders electing to receive payments of distributions in Fund shares	110,859	145,854
Redemptions	(1,767,004)	(3,836,757)

Net increase	272,943	3,737,261

For the year ended October 31, 2011, the Fund received $11,566 in redemption fees.

At April 30, 2012, pooled income funds (established and maintained by a public charity) managed by EVM owned 12% of the value of the outstanding shares of the Fund.

15

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 85.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.8%

Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$690	$741,750
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	770	818,125
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	85,100
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	4,660	5,102,700

		$6,747,675

Automotive & Auto Parts — 3.6%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,274	$1,399,808
Allison Transmission, Inc., Sr. Notes, 7.125%, 5/15/19(1)	1,065	1,120,913
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,862,080
Chrysler Group, LLC, 8.25%, 6/15/21	1,815	1,887,600
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,693,611
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	1,765	1,997,066
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,930,589
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,751,920
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,654,087
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,465,877
Meritor, Inc., Sr. Notes, 8.125%, 9/15/15	1,260	1,343,475
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	2,045	2,231,606
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	1,805	1,958,425
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,919,097
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	685	708,975

		$31,925,129

Banks and Thrifts — 1.4%

Ally Financial, Inc., Sr. Notes, 2.688%, 12/1/14(2)	$720	$683,522
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,227,461
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,300,995
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	4,548,250
Bank of America N.A., Sr. Sub. Notes, 5.30%, 3/15/17	1,730	1,805,843

		$12,566,071

Broadcasting — 0.9%

AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21(1)	$1,100	$1,234,750
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,028,869
Cumulus Media Holdings, Inc., Sr. Notes, 7.75%, 5/1/19	1,370	1,303,212
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/14(1)	3,575	4,062,094

		$7,628,925

Building Materials — 0.6%

Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,206,313
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,372,525

		$5,578,838

Cable / Satellite TV — 2.0%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$843,325
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,227,050
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	420	451,500
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	2,020	2,214,425
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	1,180	1,283,250
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	140,625
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,689,650
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	2,800	3,080,000
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,120,525
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	179,775
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	1,935,937

		$18,166,062

Capital Goods — 1.2%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,648,350
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,121,200
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	1,910	2,046,088
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	740	827,875
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,906,312

		$10,549,825

See Notes to Financial Statements.
16

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Chemicals — 3.4%

Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	$960	$1,030,800
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	869,400
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,192,100
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,442,900
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	1,994,125
Ineos Finance PLC, Sr. Notes, 7.50%, 5/1/20(1)	1,955	2,018,537
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	2,410	2,590,750
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	315	340,200
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	905	945,725
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19(1)	4,740	4,917,750
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24(1)	4,125	4,279,687
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,795,150
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	573,788
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	660	696,300
Solutia, Inc., Sr. Notes, 8.75%, 11/1/17	1,420	1,611,700
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	515	540,750
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	933,100

		$30,772,762

Consumer Products — 2.0%

ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	$2,745	$2,854,800
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	1,920	2,098,464
Amscan Holdings, Inc., Sr. Notes, 8.75%, 5/1/14	7,760	7,808,578
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,858,150
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	596,750
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,154,562

		$18,371,304

Containers — 1.9%

Ball Corp., Sr. Notes, 5.00%, 3/15/22	$1,165	$1,186,844
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	607,750
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21(1)	3,905	4,041,675
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19(1)	2,290	2,404,500
Reynolds Group Holdings, Inc., Sr. Notes, 7.75%, 10/15/16(1)	1,960	2,082,500
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19(1)	1,145	1,242,325
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19(1)	815	823,150
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	660	688,875
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	1,190	1,242,062
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,958,300

		$17,277,981

Diversified Financial Services — 3.7%

Aircastle, Ltd., Sr. Notes, 6.75%, 4/15/17(1)	$1,110	$1,126,650
Aircastle, Ltd., Sr. Notes, 7.625%, 4/15/20(1)	555	566,100
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	1,155	1,186,763
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,230	2,319,075
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	4,780	4,887,550
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	2,605	2,696,175
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	1,145	1,180,781
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,375,800
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	640	657,600
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,751,764
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,756,712
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,084,114
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,383,750
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	3,100	3,185,250
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,171,800

		$33,329,884

Diversified Media — 4.1%

Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$14,135	$13,816,962
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	2,703,750
Checkout Holding Corp., Sr. Notes, 0.00%, 11/15/15(1)	2,755	1,102,000
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	1,515	1,668,394

See Notes to Financial Statements.
17

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Media (continued)

Clear Channel Worldwide Holdings, Inc., Sr. Sub. Notes, 7.625%, 3/15/20(1)	$1,850	$1,840,750
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20(1)	445	434,988
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,590,300
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,080	766,800
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	3,009,837
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	1,215	1,242,338
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16	854	990,640
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	78	90,675
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,281,525
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(1)	600	658,500
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,062,450

		$37,259,909

Energy — 10.0%

AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$2,405	$2,465,125
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,072,612
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,278,900
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,274,288
Basic Energy Services, Inc., Sr. Notes, 7.75%, 2/15/19	680	697,000
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	3,185	3,320,362
Bill Barrett Corp., Sr. Notes, 7.625%, 10/1/19	1,660	1,684,900
Bill Barrett Corp., Sr. Notes, 9.875%, 7/15/16	385	429,275
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	812,625
Chaparral Energy, Inc., Sr. Notes, 7.625%, 11/15/22(1)	885	904,913
CHC Helicopter SA, Sr. Notes, 9.25%, 10/15/20(1)	1,445	1,441,388
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	968,625
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	4,941	5,299,222
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,420,400
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,731,613
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	2,325	2,362,781
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	750,400
Continental Resources, Inc., Sr. Notes, 7.375%, 10/1/20	280	313,600
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,370,250
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	3,950	4,152,437
Everest Acquisition, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	2,880	3,070,800
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	556,500
FTS International Services LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	4,000	4,150,000
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17(1)	800	848,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,923,750
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	582,188
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	2,445	2,594,756
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22(1)	770	798,875
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	912,250
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	3,290	3,429,825
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,769,063
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	119,600
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	2,835	2,962,575
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,703,450
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,309,450
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,047,500
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	2,876,400
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,722,200
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,117,769
Samson Investment Co., Sr. Notes, 9.75%, 2/15/20(1)	2,550	2,664,750
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,600,025
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	705,250
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Sr. Notes, 6.375%, 8/1/22(1)	610	617,625
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,529,662
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	579,150
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17(1)	1,515	1,507,425
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22(1)	3,160	3,088,900

		$90,374,134

Entertainment / Film — 0.5%

Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	$695	$754,075
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	825	913,688
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	602,225

See Notes to Financial Statements.
18

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Entertainment / Film (continued)

Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	$2,190	$2,436,375

		$4,706,363

Environmental — 0.4%

Casella Waste Systems, Inc., 11.00%, 7/15/14	$650	$702,000
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	405	400,950
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,035,217

		$3,138,167

Food / Beverage / Tobacco — 1.1%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$2,006	$1,391,027
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,368,000
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,524,475
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	2,977,975

		$10,261,477

Gaming — 6.1%

Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	$5,755	$2,172,512
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	1,680	1,541,400
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,270	1,087,438
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	1,095	1,018,350
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,630	5,913,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	3,695	3,815,087
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,636,250
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	679	667,118
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	879,581
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,383,500
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,194,400
MGM Resorts International, Sr. Notes, 6.75%, 4/1/13	2,985	3,106,266
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	4,355	4,507,425
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	761,600
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,494,225
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,535,625
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,765	2,405,550
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,684,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	5,690	4,025,675
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,267,447
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	2,880	3,189,600
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., Sr. Notes, 8.625%, 4/15/16(1)	745	796,219
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,559,937
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	3,443	1,993,229

		$54,636,484

Health Care — 6.3%

Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,390,994
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,349,663
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	591,250
AMGH Merger Sub, Inc., Sr. Notes, 9.25%, 11/1/18(1)	1,530	1,583,550
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,730	1,829,475
Biomet, Inc., Sr. Notes, 10.375%, 10/15/17(3)	1,435	1,558,769
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,841,337
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	460	470,350
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,339,000
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,399,613
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,200	1,288,500
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	555	598,013
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,540,200
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,283,625
HCA, Inc., 9.875%, 2/15/17	1,427	1,571,484
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,650,487
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	1,930	1,999,962

See Notes to Financial Statements.
19

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Health Care (continued)

Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	$1,765	$1,641,450
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	2,800	3,052,000
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,080	977,400
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,170,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,611,925
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,005,575
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22(1)	1,290	1,328,700
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,651,094
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,088,700
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	545	572,250
STHI Holding Corp., Sr. Notes, 8.00%, 3/15/18(1)	1,395	1,492,650
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	585,875
USPI Finance Corp., Sr. Notes, 9.00%, 4/1/20(1)	1,775	1,868,187
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	3,255	3,572,362

		$56,904,440

Homebuilders / Real Estate — 1.0%

CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$2,625	$2,821,875
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	5,470	6,249,475

		$9,071,350

Insurance — 0.3%

Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$1,500	$1,573,125
USI Holdings Corp., Sr. Notes, 4.378%, 11/15/14(1)(2)	785	738,881

		$2,312,006

Leisure — 1.4%

NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18(1)	$1,735	$1,925,850
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	3,053,012
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	110	116,875
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,837,500
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	576,463
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,453,238
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	698,625
Seven Seas Cruises, S. DE R.L., LLC, Sr. Notes, 9.125%, 5/15/19(1)	2,145	2,203,987
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	700	742,000

		$12,607,550

Metals / Mining — 3.8%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16	$765	$770,738
CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,562,837
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes, 8.50%, 12/15/19	1,555	1,589,988
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	1,630	1,727,800
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	5,490	5,709,600
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	2,895	3,148,312
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	927,625
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,112,125
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	2,929,337
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18(1)	4,420	4,508,400
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21(1)	3,790	3,856,325
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	4,194,300
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,347,875

		$34,385,262

Paper — 0.7%

Boise Paper Holdings, LLC, Sr. Notes, 8.00%, 4/1/20	$545	$603,587
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	2,200	2,458,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,972,750
Longview Fibre Paper & Packaging, Inc., Sr. Notes, 8.00%, 6/1/16(1)	270	274,050

		$6,308,887

Railroad — 0.1%

Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$834,275

		$834,275

Restaurants — 0.4%

NPC International, Inc., Sr. Notes, 10.50%, 1/15/20(1)	$3,030	$3,348,150

		$3,348,150

Services — 6.9%

Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$930	$954,422
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19(1)	520	547,300
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.625%, 3/15/18	2,990	3,274,050
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	2,550	2,817,750

See Notes to Financial Statements.
20

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Services (continued)

Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$4,475	$4,374,313
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	21,550
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(1)	7,020	7,318,350
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(1)	14,818	15,447,529
Laureate Education, Inc., Sr. Sub. Notes, 12.75%, 8/15/17(1)	5,130	5,514,750
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	217,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	1,330	1,502,900
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20(1)	1,185	1,273,875
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	585,150
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(1)(3)	3,710	3,997,525
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,501,687
United Rentals North America, Inc., Sr. Notes, 10.875%, 6/15/16	2,770	3,147,413
UR Financing Escrow Corp., Sr. Notes, 7.375%, 5/15/20(1)	4,060	4,273,150
UR Financing Escrow Corp., Sr. Notes, 7.625%, 4/15/22(1)	2,060	2,183,600

		$61,952,314

Steel — 0.2%

JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,880	$1,955,200
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(4)(5)	5,225	0

		$1,955,200

Super Retail — 4.7%

Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	$6,260	$6,964,250
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	2,430	2,615,288
HD Supply, Inc., Sr. Notes, 11.00%, 4/15/20(1)	2,990	3,214,250
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	3,885	3,928,706
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,609,450
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,303,275
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	2,525	2,670,187
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	1,175	1,254,324
Michaels Stores, Inc., Sr. Sub. Notes, 13.00%, 11/1/16	526	560,848
PETCO Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,359,225
Toys “R” Us, Inc., Sr. Notes, 7.375%, 9/1/16(1)	1,760	1,799,600
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	4,440	4,573,200
Toys “R” Us, Inc., Sr. Notes, 10.75%, 7/15/17	200	221,000

		$42,073,603

Technology — 3.2%

Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	$65	$71,988
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	3,038,562
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(3)	5,485	5,464,431
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	717,400
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	938,362
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,404,975
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,010,575
First Data Corp., Sr. Notes, 10.55%, 9/24/15(3)	2,217	2,266,438
Lawson Software, Inc., Sr. Notes, 9.375%, 4/1/19(1)	1,340	1,407,000
Seagate HDD Cayman, 7.00%, 11/1/21(1)	3,435	3,744,150
Sophia, LP/Sophia Finance, Inc., Sr. Notes, 9.75%, 1/15/19(1)	1,250	1,346,875
SSI Investments II, Ltd./SSI Co-Issuer LLC, Sr. Notes, 11.125%, 6/1/18	5,020	5,584,750

		$28,995,506

Telecommunications — 8.6%

American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,203,344
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	5,440	5,668,442
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(1)	1,380	1,393,800
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	3,255	3,425,887
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,167,950
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,461,825
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	695,275
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,687,250
Intelsat Bermuda, Ltd., Sr. Notes, 11.25%, 6/15/16	1,415	1,491,056
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,314,975
Intelsat Jackson Holdings, Ltd., Sr. Notes, 9.50%, 6/15/16	1,263	1,318,256
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(1)(3)	4,140	4,284,900
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	1,461	1,526,516
iPCS, Inc., 3.797%, 5/1/14(2)(3)	1,010	969,600

See Notes to Financial Statements.
21

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	$5,820	$5,841,825
Nextel Communications, Inc., Sr. Notes, 6.875%, 10/31/13	6,200	6,231,000
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,910	2,837,250
NII Capital Corp., Sr. Notes, 8.875%, 12/15/19	2,465	2,495,813
SBA Telecommunications, Inc., Sr. Notes, 8.00%, 8/15/16	744	800,730
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	550,428
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	8,250	9,105,937
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17(1)	1,140	1,134,300
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	4,980	5,316,150
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,567,500
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	4,059	3,415,652
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,634,488

		$77,540,149

Textiles / Apparel — 0.4%

Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,927,446

		$3,927,446

Transportation Ex Air / Rail — 0.5%

CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,215,000
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,204,388

		$4,419,388

Utilities — 3.3%

AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,536,563
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,613,350
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,385,250
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,081,900
DPL, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,320,625
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	2,457,525
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,053,425
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,339,862
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	379,250
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,290,625

		$29,458,375

Total Corporate Bonds & Notes
(identified cost $743,049,022)		$769,384,891

Senior Floating-Rate Interests — 5.4%(6)

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Automotive & Auto Parts — 0.2%

Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,687	$1,721,219

		$1,721,219

Building Materials — 0.5%

Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$3,020	$2,985,893
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,354,859

		$4,340,752

Business Equipment and Services — 0.5%

Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	$4,400	$4,436,665

		$4,436,665

Chemicals and Plastics — 0.9%

EP Energy Corporation, Term Loan, Maturing 4/10/18(7)	$2,000	$2,024,260
Ineos US Finance LLC, Term Loan, Maturing 4/27/15(7)	2,000	2,015,626
Ineos US Finance LLC, Term Loan, Maturing 4/27/18(7)	2,300	2,315,095
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	1,450	1,464,500

		$7,819,481

Consumer Products — 0.8%

AMSCAN Holdings, Inc., Term Loan, 6.75%, Maturing 12/4/17	$3,842	$3,865,509
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	3,817	3,824,773

		$7,690,282

See Notes to Financial Statements.
22

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Borrower/Tranche Description	(000’s omitted)	Value

Diversified Financial Services — 0.5%

Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	$2,300	$2,342,838
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	2,400	2,472,000

		$4,814,838

Food / Beverage / Tobacco — 0.4%

Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,375	$3,355,519

		$3,355,519

Gaming — 0.2%

Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.49%, Maturing 5/16/14	$1,580	$1,469,400

		$1,469,400

Retail-Food and Drug — 0.1%

Claire’s Stores, Inc., Term Loan, Maturing 5/29/14(7)	$1,200	$1,144,498

		$1,144,498

Services — 0.6%

Education Management, LLC, Term Loan, 4.50%, Maturing 6/1/16	$1,992	$1,841,690
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	3,600	3,708,900

		$5,550,590

Technology — 0.2%

First Data Corp., Term Loan, 2.99%, Maturing 9/24/14	$1,596	$1,529,242

		$1,529,242

Transportation Ex Air / Rail — 0.2%

CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	$523	$494,161
CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	1,170	1,105,990
CEVA Group PLC, Term Loan, 5.47%, Maturing 8/31/16	590	557,465

		$2,157,616

Utilities — 0.3%

Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.74%, Maturing 10/10/14	$5,240	$3,012,224

		$3,012,224

Total Senior Floating-Rate Interests
(identified cost $50,091,384)		$49,042,326

Convertible Bonds — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts — 0.4%

Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,248,200

		$3,248,200

Total Convertible Bonds
(identified cost $3,771,613)		$3,248,200

Common Stocks — 2.2%

Security	Shares	Value

Automotive & Auto Parts — 0.1%

Meritor, Inc.(8)	150,000	$976,500

		$976,500

Building Materials — 0.6%

Panolam Holdings Co.(5)(8)(9)	3,117	$5,081,022

		$5,081,022

Chemicals — 0.5%

LyondellBasell Industries NV, Class A	100,000	$4,178,000

		$4,178,000

Consumer Products — 0.0%(10)

HF Holdings, Inc.(5)(8)(9)	13,600	$66,232

		$66,232

Energy — 0.1%

SemGroup Corp.(8)	16,378	$520,820

		$520,820

See Notes to Financial Statements.
23

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Gaming — 0.3%

Greektown Superholdings, Inc.(8)	892	$45,938
Las Vegas Sands Corp.	54,500	3,024,205

		$3,070,143

Super Retail — 0.4%

Express, Inc.(8)	75,000	$1,771,500
GNC Holdings, Inc., Class A	57,157	2,232,553

		$4,004,053

Technology — 0.2%

Amkor Technology, Inc.(8)	350,000	$1,809,500

		$1,809,500

Total Common Stocks
(identified cost $15,270,584)		$19,706,270

Convertible Preferred Stocks — 0.3%

Security	Shares	Value

Automotive & Auto Parts — 0.2%

Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,076,000

		$2,076,000

Energy — 0.1%

Chesapeake Energy Corp., 4.50%	10,851	$874,591

		$874,591

Total Convertible Preferred Stocks
(identified cost $3,653,850)		$2,950,591

Preferred Stocks — 0.3%

Security	Shares	Value

Banks and Thrifts — 0.3%

GMAC Capital Trust I, 8.125%	129,800	$3,108,710

		$3,108,710

Total Preferred Stocks
(identified cost $3,273,233)		$3,108,710

Miscellaneous — 0.0%(10)

Security	Shares	Value

Cable / Satellite TV — 0.0%(10)

Adelphia, Inc., Escrow Certificate(8)	7,585,000	$56,508
Adelphia, Inc., Escrow Certificate(8)	3,555,000	26,485
Adelphia Recovery Trust(5)(8)	10,758,837	0

		$82,993

Gaming — 0.0%(10)

BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(9)	5,410	$31,107

		$31,107

Health Care — 0.0%(10)

US Oncology, Inc., Escrow Certificate(8)	705,000	$14,100

		$14,100

Services — 0.0%(10)

NCS Acquisition Corp., Escrow Certificate(5)(8)	2,640,000	$182,028

		$182,028

Total Miscellaneous
(identified cost $9,984,958)		$310,228

Warrants — 0.5%

Security	Shares	Value

Energy — 0.0%(10)

SemGroup Corp., Expires 11/30/14(8)	17,240	$153,005

		$153,005

Food / Beverage / Tobacco — 0.0%(10)

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$144,900

		$144,900

Gaming — 0.5%

Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16(5)(8)(9)	25,351	$3,759,329

		$3,759,329

See Notes to Financial Statements.
24

High Income Opportunities Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(8)(9)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$4,057,234

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(11)	$38,286	$38,286,429

Total Short-Term Investments
(identified cost $38,286,429)		$38,286,429

Total Investments — 98.9%
(identified cost $867,381,245)		$890,094,879

Other Assets, Less Liabilities — 1.1%		$9,861,439

Net Assets — 100.0%		$899,956,318

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN	- Medium-Term Note

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $359,245,100 or 39.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(8)	Non-income producing security.

(9)	Restricted security (see Note 5).

(10)	Amount is less than 0.05%.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
25

High Income Opportunities Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $829,094,816)	$851,808,450
Affiliated investment, at value (identified cost, $38,286,429)	38,286,429
Cash	90,094
Interest and dividends receivable	17,683,722
Interest receivable from affiliated investment	3,191
Receivable for investments sold	6,637,368
Receivable for open swap contracts	903,022
Premium paid on open swap contracts	1,293,264
Miscellaneous receivable	283,605

Total assets	$916,989,145

Liabilities

Payable for investments purchased	$15,809,684
Payable for open swap contracts	412,782
Premium received on open swap contracts	333,412
Payable to affiliates:
Investment adviser fee	374,830
Trustees’ fees	2,925
Accrued expenses	99,194

Total liabilities	$17,032,827

Net Assets applicable to investors’ interest in Portfolio	$899,956,318

Sources of Net Assets

Investors’ capital	$876,752,444
Net unrealized appreciation	23,203,874

Total	$899,956,318

See Notes to Financial Statements.
26

High Income Opportunities Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income	$33,655,872
Dividends (net of foreign taxes, $6,582)	482,418
Interest allocated from affiliated investment	16,642
Expenses allocated from affiliated investment	(2,710)

Total investment income	$34,152,222

Expenses

Investment adviser fee	$2,270,634
Trustees’ fees and expenses	17,924
Custodian fee	129,424
Legal and accounting services	44,471
Miscellaneous	13,148

Total expenses	$2,475,601

Deduct —
Reduction of custodian fee	$23

Total expense reductions	$23

Net expenses	$2,475,578

Net investment income	$31,676,644

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,567,129
Investment transactions allocated from affiliated investment	315
Swap contracts	185,090

Net realized gain	$3,752,534

Change in unrealized appreciation (depreciation) —
Investments	$22,587,532
Swap contracts	919,922

Net change in unrealized appreciation (depreciation)	$23,507,454

Net realized and unrealized gain	$27,259,988

Net increase in net assets from operations	$58,936,632

See Notes to Financial Statements.
27

High Income Opportunities Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$31,676,644	$68,383,991
Net realized gain (loss) from investment transactions, securities sold short and swap contracts	3,752,534	(16,354,565)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	23,507,454	(1,758,985)

Net increase in net assets from operations	$58,936,632	$50,270,441

Capital transactions —
Contributions	$45,429,599	$185,626,627
Withdrawals	(71,407,091)	(221,059,169)

Net decrease in net assets from capital transactions	$(25,977,492)	$(35,432,542)

Net increase in net assets	$32,959,140	$14,837,899

Net Assets

At beginning of period	$866,997,178	$852,159,279

At end of period	$899,956,318	$866,997,178

See Notes to Financial Statements.
28

High Income Opportunities Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.58	%(2)	0.60%	0.64%	0.79%	0.70%	0.63%
Net investment income	7.36	%(2)	7.67%	8.65%	11.34%	9.38%	8.33%
Portfolio Turnover	38	%(3)	78%	79%	72%	48%	81%

Total Return	7.04	%(3)	5.90%	19.52%	38.97%	(29.08)%	6.54%

Net assets, end of period (000’s omitted)	$899,956		$866,997	$852,159	$710,856	$480,061	$872,268

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
29

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 54.4%, 19.8%, 18.7% and 3.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

30

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Note 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period

31

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $2,270,634 or 0.53% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $334,071,131 and $313,815,796, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$871,747,550

Gross unrealized appreciation	$52,110,774
Gross unrealized depreciation	(33,763,445)

Net unrealized appreciation	$18,347,329

32

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$31,107
HF Holdings, Inc.	10/27/09	13,600	730,450	66,232
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,081,022
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16	7/8/99	25,351	0	3,759,329
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0	0

Total Restricted Securities			$2,537,916	$8,937,690

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Credit Default Swaps — Sell Protection
								Upfront
			Notional	Receive				Payments	Net Unrealized
	Reference	Credit	Amount**	Annual		Termination	Market	Received	Appreciation
Counterparty	Entity	Rating*	(000’s omitted)	Fixed Rate		Date	Value	(Paid)	(Depreciation)

Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$45,544	$32,046	$77,590
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	79,207	86,602	165,809
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	(80,754)	73,840	(6,914)
Citibank NA	Meritor, Inc.	B3/B-	870	5.00	(1)	6/20/17	(119,598)	140,924	21,326
Credit Suisse International	Ford Motor Co.	Ba2/BB+	1,000	5.00	(1)	12/20/16	115,969	(1,870)	114,099
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	125,559	(42,530)	83,029
Deutsche Bank	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	125,559	(76,116)	49,443
Deutsche Bank	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	243,535	(98,603)	144,932
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	1,100	5.00	(1)	9/20/16	125,559	(49,256)	76,303
Goldman Sachs International	Ford Motor Co.	Ba2/BB+	2,100	5.00	(1)	12/20/16	243,535	(73,044)	170,491

							$904,115	$(8,007)	$896,108

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High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
		Notional	Pay				Upfront	Net
	Reference	Amount	Annual		Termination	Market	Payments	Unrealized
Counterparty	Entity	(000’s omitted)	Fixed Rate		Date	Value	Paid	Depreciation

Deutsche Bank	Markit CDX North America High Yield Index	$20,000	5.00	%(1)	6/20/17	$545,977	$(951,845)	$(405,868)

						$545,977	$(951,845)	$(405,868)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.
**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $14,265,000.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $412,782.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $903,022, with the highest amount from any one counterparty being $277,404. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $284,318 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative		Liability Derivative

Credit default swap contracts	$1,650,444	(1)	$(200,352	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open swap contracts.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Premium paid/received on open swap contracts.

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High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Credit default swap contracts	$185,090 (1)	$919,922 (2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $41,659,000.

7 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

8 Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

35

High Income Opportunities Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$767,391,662	$1,993,229	$769,384,891
Senior Floating-Rate Interests	—	49,042,326	—	49,042,326
Convertible Bonds	—	3,248,200	—	3,248,200
Common Stocks	14,513,078	45,938	5,147,254	19,706,270
Convertible Preferred Stocks	2,950,591	—	—	2,950,591
Preferred Stocks	3,108,710	—	—	3,108,710
Miscellaneous	—	128,200	182,028	310,228
Warrants	—	297,905	3,759,329	4,057,234
Short-Term Investments	—	38,286,429	—	38,286,429

Total Investments	$20,572,379	$858,440,660	$11,081,840	$890,094,879

Credit Default Swaps	$—	$1,650,444	$—	$1,650,444

Total	$20,572,379	$860,091,104	$11,081,840	$891,745,323

Liability Description

Credit Default Swaps	$—	$(200,352)	$—	$(200,352)

Total	$—	$(200,352)	$—	$(200,352)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Corporate	Investments
	Bonds &	in Common	Investments	Investments
	Notes	Stocks	in Miscellaneous	in Warrants	Total

Balance as of October 31, 2011	$2,176,783	$9,929,384	$182,028	$2,307,466	$14,595,661
Realized gains (losses)	4,612	8,779,712	—	—	8,784,324
Change in net unrealized appreciation (depreciation)*	150,923	(3,538,595)	(64,553)	1,451,863	(2,000,362)
Cost of purchases(1)	—	—	—	—	—
Proceeds from sales(1)	(337,089)	(10,023,247)	—	—	(10,360,336)
Accrued discount (premium)	(2,000)	—	—	—	(2,000)
Transfers to Level 3**	—	—	64,553	—	64,553
Transfers from Level 3**	—	—	—	—	—

Balance as of April 30, 2012	$1,993,229	$5,147,254	$182,028	$3,759,329	$11,081,840

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$10,086	$2,418,979	$(64,553)	$1,451,863	$3,816,375

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

36

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

37

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

38

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

39

Eaton Vance
High Income Opportunities Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Michael W. Weilheimer President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

40

Eaton Vance
High Income Opportunities Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

446-6/12	HISRC

Eaton Vance Diversified Currency Income Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Diversified Currency Income Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	31
Officers and Trustees	34
Important Notices	35

Eaton Vance
Diversified Currency Income Fund
April 30, 2012
Performance1,2

Portfolio Managers Mark S. Venezia, CFA, John R. Baur, and Michael A. Cirami, CFA

					Since
% Average Annual Total Returns	Inception Date		Six Months	One Year	Inception

Class A at NAV	6/27/2007		0.94%	–1.05%	7.28%
Class A with 4.75% Maximum Sales Charge	—		–3.82	–5.77	6.20
Class C at NAV	3/1/2011		0.58	–1.84	1.23
Class C with 1% Maximum Sales Charge	—		–0.40	–2.78	1.23
Class I at NAV	3/1/2011		1.10	–0.83	2.48

Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index	6/27/2007		–0.45%	–3.03%	2.36%
J.P. Morgan GBI-Global ex U.S. 1–3 Year Index	6/27/2007	[1]	–1.91	–2.19	6.83

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I

Gross			1.92%	2.62%	1.62%
Net			1.10	1.80	0.80
Fund Profile 4

Foreign Currency Exposure (% of net assets) 5

Philippines	4.5%	Chile	2.5%
China	4.4	Poland	2.2
Gold	4.3	Hong Kong	2.1
India	4.2	Thailand	2.1
Uruguay	4.1	Croatia	2.0
Singapore	4.0	Nigeria	2.0
Malaysia	3.9	Vietnam	1.9
Norway	3.9	Indonesia	1.6
Mexico	3.8	Romania	1.5
Colombia	3.8	Denmark	1.1
South Korea	3.7	United Kingdom	0.9
Serbia	3.6	Mauritius	0.7
Peru	3.5	Ghana	0.7
Sri Lanka	3.5	Morocco	0.6
Turkey	3.4	Costa Rica	0.5
Dominican Republic	3.2	Uganda	0.5
Sweden	3.1	Azerbaijan	0.5
Canada	2.9	Bosnia and Herzegovina	0.4
Platinum	2.7	Zambia	0.2
Brazil	2.6	Australia	0.1
Georgia	2.5	Euro	-20.2

		Total Long	99.7

		Total Short	-20.2

		Total Net	79.5
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Diversified Currency Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	The Fund’s primary benchmark was changed to Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index to better reflect its investment straegy. Barclays Capital Global Ex-USD Benchmark Currency (Trade-Weighted) Index is an unmanaged index tracking the performance of 1-month FX positions in a basket of currencies versus the U.S. Dollar. J.P. Morgan GBI-Global ex U.S. 1-3 Year Index is an unmanaged index of foreign-denominated 1-3 year government bonds of developed countries outside the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Index data is available as of month-end only.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual*
Class A	$1,000.00	$1,009.40	$5.50	**	1.10%
Class C	$1,000.00	$1,005.80	$8.98	**	1.80%
Class I	$1,000.00	$1,011.00	$4.00	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.52	**	1.10%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Class I	$1,000.00	$1,020.90	$4.02	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011.

**	Absent an allocation of certain expenses to the administrator, expenses would be higher.

4

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in International Income Portfolio, at value (identified cost, $51,883,881)	$51,453,157
Receivable for Fund shares sold	342,896
Receivable from affiliate	15,012

Total assets	$51,811,065

Liabilities

Payable for Fund shares redeemed	$65,727
Distributions payable	94,946
Payable to affiliates:
Distribution and service fees	6,998
Trustees’ fees	42
Accrued expenses	21,761

Total liabilities	$189,474

Net Assets	$51,621,591

Sources of Net Assets

Paid-in capital	$52,695,402
Accumulated net realized loss from Portfolio	(320,080)
Accumulated distributions in excess of net investment income	(323,007)
Net unrealized depreciation from Portfolio	(430,724)

Total	$51,621,591

Class A Shares

Net Assets	$24,825,215
Shares Outstanding	2,232,764
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.12
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.67

Class C Shares

Net Assets	$1,509,440
Shares Outstanding	136,224
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.08

Class I Shares

Net Assets	$25,286,936
Shares Outstanding	2,275,838
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest allocated from Portfolio (net of foreign taxes, $37,864)	$886,045
Expenses allocated from Portfolio	(182,880)

Total investment income from Portfolio	$703,165

Expenses

Distribution and service fees
Class A	$28,985
Class C	5,568
Trustees’ fees and expenses	250
Custodian fee	9,027
Transfer and dividend disbursing agent fees	10,025
Legal and accounting services	10,359
Printing and postage	11,359
Registration fees	30,984
Miscellaneous	12,075

Total expenses	$118,632

Deduct —
Allocation of expenses to affiliate	$99,487

Total expense reductions	$99,487

Net expenses	$19,145

Net investment income	$684,020

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(543,175)
Financial futures contracts	(42,239)
Swap contracts	34,389
Foreign currency and forward foreign currency exchange contract transactions	449,893

Net realized loss	$(101,132)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $86,960 from precious metals)	$(73,156)
Financial futures contracts	(1,958)
Swap contracts	4,142
Foreign currency and forward foreign currency exchange contracts	(29,734)

Net change in unrealized appreciation (depreciation)	$(100,706)

Net realized and unrealized loss	$(201,838)

Net increase in net assets from operations	$482,182

See Notes to Financial Statements.
6

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$684,020	$608,198
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(101,132)	504,436
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(100,706)	(583,528)

Net increase in net assets from operations	$482,182	$529,106

Distributions to shareholders —
From net investment income
Class A	$(503,662)	$(391,761)
Class C	(25,170)	(7,751)
Class I	(594,652)	(580,210)

Total distributions to shareholders	$(1,123,484)	$(979,722)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$15,151,317	$8,629,272
Class C	953,269	1,049,590
Class I	6,335,150	20,685,720
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	394,245	282,327
Class C	11,865	1,769
Class I	101,163	149,410
Cost of shares redeemed
Class A	(2,834,544)	(5,016,610)
Class C	(447,734)	(17,100)
Class I	(770,077)	(498,006)

Net increase in net assets from Fund share transactions	$18,894,654	$25,266,372

Net increase in net assets	$18,253,352	$24,815,756

Net Assets

At beginning of period	$33,368,239	$8,552,483

At end of period	$51,621,591	$33,368,239

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(323,007)	$116,457

See Notes to Financial Statements.
7

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012							Period Ended
	(Unaudited)		2011	2010	2009	2008		October 31, 2007(1)

Net asset value — Beginning of period	$11.310		$11.360	$11.690	$10.350	$10.850		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.174		$0.299	$0.309	$0.328	$0.435		$0.124
Net realized and unrealized gain (loss)	(0.072)		0.139	(0.114)	1.738	(0.490)		0.468

Total income (loss) from operations	$0.102		$0.438	$0.195	$2.066	$(0.055)		$0.592

Less Distributions

From net investment income	$(0.292)		$(0.488)	$(0.050)	$(0.496)	$(0.434)		$(0.014)
From net realized gain	—		—	(0.007)	(0.230)	(0.013)		(0.135)
Tax return of capital	—		—	(0.468)	—	—		—

Total distributions	$(0.292)		$(0.488)	$(0.525)	$(0.726)	$(0.447)		$(0.149)

Capital contribution from administrator(2)	$—		$—	$—	$—	$0.002		$0.407

Net asset value — End of period	$11.120		$11.310	$11.360	$11.690	$10.350		$10.850

Total Return(3)	0.94	%(4)	3.86%	1.70%	20.67%	(0.73	)%(5)	10.05	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,825		$12,397	$8,552	$6,196	$5,517		$245
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.10	%(9)	1.10%	1.10%	1.10%	1.10%		1.25	%(9)
Net investment income	3.14	%(9)	2.60%	2.73%	3.01%	3.86%		3.38	%(9)
Portfolio Turnover of the Portfolio	19	%(4)	31%	45%	28%	14%		2	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The impact of the capital contribution by the administrator on total return for the year ended October 31, 2008 was less than 0.005%. Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 9.14%.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	The administrator subsidized certain operating expenses (equal to 0.48%, 0.82%, 1.74%, 1.76%, 1.99% and 301.15% of average daily net assets for the six months ended April 30, 2012, the years ended October 31, 2011, 2010, 2009 and 2008 and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).
(9)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2012		Period Ended
	(Unaudited)		October 31, 2011(1)

Net asset value — Beginning of period	$11.270		$11.460

Income (Loss) From Operations

Net investment income(2)	$0.137		$0.150
Net realized and unrealized loss	(0.074)		(0.050)

Total income from operations	$0.063		$0.100

Less Distributions

From net investment income	$(0.253)		$(0.290)

Total distributions	$(0.253)		$(0.290)

Net asset value — End of period	$11.080		$11.270

Total Return(3)	0.58	%(4)	0.85	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,509		$1,012
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.80	%(8)	1.80	%(8)
Net investment income	2.47	%(8)	1.97	%(8)
Portfolio Turnover of the Portfolio	19	%(4)	31	%(9)

(1)	For the period from the commencement of operations on March 1, 2011 to October 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The administrator subsidized certain operating expenses (equal to 0.48% and 0.82% of average daily net assets for the six months ended April 30, 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011).
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2011.

See Notes to Financial Statements.
9

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2012		Period Ended
	(Unaudited)		October 31, 2011(1)

Net asset value — Beginning of period	$11.300		$11.460

Income (Loss) From Operations

Net investment income(2)	$0.190		$0.231
Net realized and unrealized loss	(0.070)		(0.024)

Total income from operations	$0.120		$0.207

Less Distributions

From net investment income	$(0.310)		$(0.367)

Total distributions	$(0.310)		$(0.367)

Net asset value — End of period	$11.110		$11.300

Total Return(3)	1.10	%(4)	1.78	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,287		$19,959
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.80	%(8)	0.80	%(8)
Net investment income	3.43	%(8)	2.98	%(8)
Portfolio Turnover of the Portfolio	19	%(4)	31	%(9)

(1)	For the period from the commencement of operations on March 1, 2011 to October 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The administrator subsidized certain operating expenses (equal to 0.48% and 0.82% of average daily net assets for the six months ended April 30, 2012 and the period from commencement of operations on March 1, 2011 to October 31, 2011).
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Diversified Currency Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (20.8% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2012, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.10%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $99,487 of the Fund’s operating expenses for the six months ended April 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $603 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,532 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $28,985 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $4,176 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $1,392 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.

12

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $18,303,842 and $847,161, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	1,355,896	756,993
Issued to shareholders electing to receive payments of distributions in Fund shares	35,506	24,563
Redemptions	(254,774)	(438,238)

Net increase	1,136,628	343,318

	Six Months Ended
	April 30, 2012	Period Ended
Class C	(Unaudited)	October 31, 2011(1)

Sales	85,851	91,210
Issued to shareholders electing to receive payments of distributions in Fund shares	1,072	157
Redemptions	(40,514)	(1,552)

Net increase	46,409	89,815

	Six Months Ended
	April 30, 2012	Period Ended
Class I	(Unaudited)	October 31, 2011(1)

Sales	569,758	1,796,227
Issued to shareholders electing to receive payments of distributions in Fund shares	9,114	12,841
Redemptions	(68,904)	(43,198)

Net increase	509,968	1,765,870

(1)	For the period from commencement of operations on March 1, 2011 to October 31, 2011.

At April 30, 2012, an affiliate of EVM owned 32% of the value of the outstanding shares of the Fund.

13

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 34.8%

		Principal
Security		Amount	Value

Australia — 0.1%

Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$166,000
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	163,676

Total Australia			$329,676

Bosnia and Herzegovina — 0.1%

Republika of Srpska, 1.50%, 6/30/23	BAM	383,331	$127,578
Republika of Srpska, 1.50%, 10/30/23	BAM	268,530	83,700

Total Bosnia and Herzegovina			$211,278

Brazil — 2.5%

Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,118,728	$6,225,940

Total Brazil			$6,225,940

Canada — 2.8%

Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$138,572
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,075,867
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	739,440
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	3,439,000	3,493,378
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	537,125

Total Canada			$6,984,382

Chile — 2.5%

Government of Chile, 2.10%, 9/1/15(1)	CLP	1,219,925,340	$2,495,709
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	84,030
Government of Chile, 6.00%, 3/1/18	CLP	1,670,000,000	3,515,104

Total Chile			$6,094,843

Colombia — 3.7%

Titulos De Tesoreria B, 6.00%, 4/17/13	COP	6,500,000,000	$3,716,984
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,348,996

Total Colombia			$9,065,980

Costa Rica — 0.5%

Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	470,352,650	$755,173
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	260,738,969	493,271

Total Costa Rica			$1,248,444

Denmark — 1.0%

Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,096
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	209,459
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,080,422
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	218,558

Total Denmark			$2,551,535

Dominican Republic — 3.1%

Dominican Republic, 11.70%, 6/6/14(3)	DOP	215,000,000	$5,483,946
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	25,000,000	638,926
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(4)	DOP	58,300,000	1,495,818

Total Dominican Republic			$7,618,690

Georgia — 0.4%

Georgia Treasury Bond, 8.90%, 1/12/14	GEL	810,000	$503,556
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	249,210
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	333,938

Total Georgia			$1,086,704

Mexico — 3.7%

Mexican Bonos, 7.50%, 6/21/12	MXN	37,780,000	$2,918,929
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	3,419,929
Mexican Bonos, 9.00%, 12/20/12	MXN	36,540,000	2,884,548

Total Mexico			$9,223,406

Peru — 3.3%

Republic of Peru, 9.91%, 5/5/15	PEN	15,589,000	$6,874,132
Republic of Peru, 9.91%, 5/5/15(3)	PEN	3,174,000	1,399,608

Total Peru			$8,273,740

Philippines — 1.1%

Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,593,934

Total Philippines			$2,593,934

Serbia — 3.6%

Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,341,119
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	310,500,000	3,367,328
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	79,350,000	842,075
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	3,372,575

Total Serbia			$8,923,097

See Notes to Consolidated Financial Statements.
14

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Sweden — 0.4%

Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$916,641
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	65,246

Total Sweden			$981,887

Turkey — 3.4%

Turkey Government Bond, 0.00%, 8/8/12	TRY	1,503,000	$835,801
Turkey Government Bond, 0.00%, 11/7/12	TRY	13,747,000	7,456,999

Total Turkey			$8,292,800

United Kingdom — 0.6%

United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$443,927
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	566,282
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	477,735

Total United Kingdom			$1,487,944

Uruguay — 1.1%

Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,110,047
Monetary Regulation Bill, 0.00%, 2/27/14	UYU	3,467,385	170,271
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	6,743,795	385,165

Total Uruguay			$2,665,483

Vietnam — 0.9%

Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000,000	$2,233,413

Total Vietnam			$2,233,413

Total Foreign Government Bonds
(identified cost $84,730,126)			$86,093,176

Collateralized Mortgage Obligations — 0.6%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$397,354	$422,470
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		980,607	1,101,131

Total Collateralized Mortgage Obligations
(identified cost $1,432,356)			$1,523,601

Mortgage Pass-Throughs — 5.1%

		Principal
Security		Amount	Value

Federal National Mortgage Association:
2.474%, with maturity at 2035(6)		$1,474,189	$1,538,549
4.221%, with maturity at 2035(6)		1,447,567	1,574,681
6.50%, with various maturities to 2036		3,013,051	3,510,682
7.00%, with maturity at 2033		1,079,128	1,282,868
7.50%, with maturity at 2035		574,475	698,472
8.50%, with maturity at 2032		511,921	624,597

			$9,229,849

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,421,784	$1,704,263
8.00%, with maturity at 2016		454,980	488,359
9.00%, with various maturities to 2024		1,016,836	1,219,513

			$3,412,135

Total Mortgage Pass-Throughs
(identified cost $11,718,622)			$12,641,984

Precious Metals — 6.9%

Description		Troy Ounces	Value

Gold(7)		6,349	$10,578,211
Platinum(7)		4,250	6,660,698

Total Precious Metals
(identified cost $17,123,704)			$17,238,909

Short-Term Investments — 52.2%

Foreign Government Securities — 28.7%

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 2.4%

Bank of Georgia Promissory Note, 4.00%, 9/20/12(3)	AZN	866	$1,110,684
Bank of Georgia Promissory Note, 13.00%, 6/4/12(3)	GEL	3,254	2,003,300
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	670	409,037
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	285	170,268
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	3,000	1,747,119
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	980	563,895

Total Georgia			$6,004,303

See Notes to Consolidated Financial Statements.
15

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Hong Kong — 2.1%

Hong Kong Treasury Bill, 0.00%, 5/9/12	HKD	40,000	$5,155,493

Total Hong Kong			$5,155,493

Malaysia — 3.9%

Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	18,621	$6,111,772
Bank Negara Monetary Note, 0.00%, 10/9/12	MYR	10,559	3,446,705

Total Malaysia			$9,558,477

Mauritius — 0.7%

Mauritius Treasury Bill, 0.00%, 7/13/12	MUR	53,500	$1,828,429

Total Mauritius			$1,828,429

Nigeria — 2.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	72,000	$431,080
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	169,000	1,005,687
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	32,000	187,113
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	77,340	442,369
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	228,300	1,289,725
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	168,070	943,382
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	101,012	561,308

Total Nigeria			$4,860,664

Philippines — 1.6%

Philippines Treasury Bill, 0.00%, 8/8/12	PHP	164,660	$3,877,113

Total Philippines			$3,877,113

Romania — 1.5%

Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	$1,936,188
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,777,269

Total Romania			$3,713,457

South Korea — 3.7%

Korea Monetary Stabilization Bond, 0.00%, 8/7/12	KRW	7,648,730	$6,706,978
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,470,864

Total South Korea			$9,177,842

Sri Lanka — 3.4%

Sri Lanka Treasury Bill, 0.00%, 6/8/12	LKR	376,650	$2,870,043
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	261,293
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	17,160	128,604
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	425,110	3,154,165
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	8,120	59,657
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	45,600	333,129
Sri Lanka Treasury Bill, 0.00%, 12/7/12	LKR	244,000	1,756,977

Total Sri Lanka			$8,563,868

Thailand — 3.5%

Bank of Thailand, 0.00%, 5/3/12	THB	108,385	$3,524,845
Bank of Thailand, 0.00%, 5/24/12	THB	49,113	1,594,506
Bank of Thailand, 0.00%, 8/3/12	THB	109,220	3,526,936

Total Thailand			$8,646,287

Uruguay — 3.0%

Monetary Regulation Bill, 0.00%, 5/18/12	UYU	32,000	$1,614,062
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	4,630	228,919
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	52,912	2,599,833
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	10,200	497,412
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	52,100	2,461,104

Total Uruguay			$7,401,330

Vietnam — 0.9%

Vietnam Government Bond, 11.40%, 4/19/13	VND	45,359,500	$2,189,495

Total Vietnam			$2,189,495

Total Foreign Government Securities
(identified cost $72,468,950)			$70,976,758

U.S. Treasury Obligations — 0.8%

		Principal
		Amount
Security		(000s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12		$2,000	$1,999,920

Total U.S. Treasury Obligations
(identified cost $1,999,936)			$1,999,920

See Notes to Consolidated Financial Statements.
16

International Income Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 22.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(8)	$56,296	$56,295,672

Total Other
(identified cost $56,295,672)		$56,295,672

Total Short-Term Investments
(identified cost $130,764,558)		$129,272,350

Total Investments — 99.6%
(identified cost $245,769,366)		$246,770,020

Other Assets, Less Liabilities — 0.4%		$881,235

Net Assets — 100.0%		$247,651,255

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	- Australian Dollar
AZN	- Azerbaijani Manat
BAM	- Bosnian Convertible Marka
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chilean Peso
COP	- Colombian Peso
CRC	- Costa Rican Colon
DKK	- Danish Krone
DOP	- Dominican Peso
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MUR	- Mauritian Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PEN	- Peruvian New Sol
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
SEK	- Swedish Krona
THB	- Thai Baht
TRY	- New Turkish Lira
UYU	- Uruguayan Peso
VND	- Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $6,984,382 or 2.8% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(7)	Non-income producing.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Consolidated Financial Statements.
17

International Income Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $172,349,990)	$173,235,439
Affiliated investment, at value (identified cost, $56,295,672)	56,295,672
Precious metals, at value (identified cost, $17,123,704)	17,238,909

Total Investments, at value (identified cost, $245,769,366)	$246,770,020

Cash	$513,966
Restricted cash*	253,695
Foreign currency, at value (identified cost, $1,520,595)	1,522,127
Interest receivable	2,195,200
Interest receivable from affiliated investment	3,889
Receivable for open forward foreign currency exchange contracts	605,974
Receivable for closed forward foreign currency exchange contracts	200,826
Receivable for open swap contracts	36,881
Receivable for closed swap contracts	28,333
Receivable for closed options	43,802
Premium paid on open swap contracts	45,894
Tax reclaims receivable	2,733

Total assets	$252,223,340

Liabilities

Payable for investments purchased	$3,534,432
Payable for variation margin on open financial futures contracts	4,313
Payable for open forward foreign currency exchange contracts	751,097
Payable for closed forward foreign currency exchange contracts	24,756
Payable to affiliates:
Investment adviser fee	125,121
Trustees’ fees	755
Accrued expenses	131,611

Total liabilities	$4,572,085

Net Assets applicable to investors’ interest in Portfolio	$247,651,255

Sources of Net Assets

Investors’ capital	$246,782,671
Net unrealized appreciation	868,584

Total	$247,651,255

*	Represents restricted cash on deposit at the custodian for open financial contracts.

See Notes to Consolidated Financial Statements.
18

International Income Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $206,869)	$4,706,605
Interest allocated from affiliated investment	17,843
Expenses allocated from affiliated investment	(2,959)

Total investment income	$4,721,489

Expenses

Investment adviser fee	$698,260
Trustees’ fees and expenses	4,726
Custodian fee	206,491
Legal and accounting services	59,066
Miscellaneous	7,201

Total expenses	$975,744

Deduct —
Reduction of custodian fee	$25

Total expense reductions	$25

Net expenses	$975,719

Net investment income	$3,745,770

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,439,395)
Investment transactions allocated from affiliated investment	312
Financial futures contracts	(228,840)
Swap contracts	201,661
Foreign currency and forward foreign currency exchange contract transactions	2,185,690

Net realized loss	$(280,572)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $432,610 from precious metals)	$(981,853)
Financial futures contracts	(13,640)
Swap contracts	(238,193)
Foreign currency and forward foreign currency exchange contracts	42,770

Net change in unrealized appreciation (depreciation)	$(1,190,916)

Net realized and unrealized loss	$(1,471,488)

Net increase in net assets from operations	$2,274,282

See Notes to Consolidated Financial Statements.
19

International Income Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$3,745,770	$5,290,442
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(280,572)	7,529,517
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	(1,190,916)	(6,091,788)

Net increase in net assets from operations	$2,274,282	$6,728,171

Capital transactions —
Contributions	$41,898,805	$35,325,507
Withdrawals	(3,177,713)	(4,103,246)

Net increase in net assets from capital transactions	$38,721,092	$31,222,261

Net increase in net assets	$40,995,374	$37,950,432

Net Assets

At beginning of period	$206,655,881	$168,705,449

At end of period	$247,651,255	$206,655,881

See Notes to Consolidated Financial Statements.
20

International Income Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended,
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	October 31, 2007(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.88	%(3)	0.92%	0.96%	0.90%	1.01%	1.35	%(3)
Net investment income	3.35	%(3)	2.81%	2.51%	3.34%	4.01%	3.75	%(3)
Portfolio Turnover	19	%(4)	31%	45%	28%	14%	2	%(4)

Total Return	1.05	%(4)	4.05%	1.85%	20.91%	(0.64)%	10.05	%(4)

Net assets, end of period (000’s omitted)	$247,651		$206,656	$168,705	$69,581	$33,755	$23,580

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.
21

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Diversified Currency Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Strategic Income Fund held an interest of 20.8%, 13.4% and 65.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $17,724,692 or 7.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

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International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in

23

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

P Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase

24

International Income Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.625% of its respective average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $698,260 or 0.625% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$49,553,354	$19,002,451
U.S. Government and Agency Securities	—	1,291,052

	$49,553,354	$20,293,503

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$246,551,707

Gross unrealized appreciation	$4,360,034
Gross unrealized depreciation	(4,141,721)

Net unrealized appreciation	$218,313

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

25

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
Settlement Date	Deliver	In Exchange For	Counterparty	Depreciation

5/14/12	Euro 757,358	United States Dollar 1,000,278	Deutsche Bank	$(2,278)
5/14/12	Euro 16,407,613	United States Dollar 21,512,022	State Street Bank and Trust Co.	(207,644)

				$(209,922)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/3/12	Croatian Kuna 27,753,268	Euro 3,682,270	Deutsche Bank	$26,022
5/14/12	Euro 286,036	United States Dollar 376,814	Bank of America	1,828
5/14/12	Indian Rupee 209,360,000	United States Dollar 4,081,625	Barclays Bank PLC	(117,095)
5/14/12	Indian Rupee 231,400,000	United States Dollar 4,510,431	Credit Suisse	(128,543)
5/14/12	Indian Rupee 103,360,000	United States Dollar 2,016,387	HSBC Bank USA	(59,118)
5/16/12	Polish Zloty 16,872,408	Euro 4,033,679	Citibank NA	4,103
5/16/12	Singapore Dollar 12,290,244	United States Dollar 9,781,644	Australia & New Zealand Banking Corp.	149,997
6/11/12	Ghanaian Cedi 3,083,000	United States Dollar 1,800,818	Standard Bank	(162,177)
6/15/12	Yuan Renminbi 23,500,000	United States Dollar 3,705,748	Barclays Bank PLC	16,414
6/15/12	Yuan Renminbi 18,060,000	United States Dollar 2,852,179	Citibank NA	8,341
6/15/12	Yuan Renminbi 23,970,000	United States Dollar 3,789,723	Goldman Sachs International	6,881
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs International	9,827
6/25/12	Norwegian Krone 52,604,281	Euro 6,955,923	Citibank NA	(36,905)
6/25/12	Philippine Peso 191,390,000	United States Dollar 4,432,273	Citibank NA	97,538
6/25/12	Swedish Krona 45,417,923	Euro 5,121,032	Standard Chartered Bank	(37,337)
6/26/12	Zambian Kwacha 2,882,143,128	United States Dollar 533,730	Standard Bank	9,096

26

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

7/10/12	British Pound Sterling 400,100	United States Dollar 634,965	JPMorgan Chase Bank	$14,087
7/25/12	Ugandan Shilling 408,500,000	United States Dollar 125,276	Standard Chartered Bank	30,292
8/7/12	Ugandan Shilling 769,765,650	United States Dollar 259,705	Standard Chartered Bank	32,180
8/16/12	Moroccan Dirham 13,584,422	Euro 1,199,243	Standard Chartered Bank	7,235
10/25/12	Ugandan Shilling 354,530,000	United States Dollar 104,403	Standard Chartered Bank	26,079
10/29/12	Ugandan Shilling 627,024,000	United States Dollar 201,001	Citibank NA	29,426
10/29/12	Ugandan Shilling 631,103,000	United States Dollar 199,997	Standard Chartered Bank	31,930
10/31/12	Ugandan Shilling 476,329,900	United States Dollar 154,052	Standard Bank	20,866
12/10/12	Indonesian Rupiah 38,304,000,000	United States Dollar 3,988,338	JPMorgan Chase Bank	83,832

				$64,799

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	47 U.S. 5-Year Treasury Note	Short	$(5,797,891)	$(5,818,454)	$(20,563)
6/12	14 U.S. 10-Year Treasury Note	Short	(1,839,250)	(1,851,937)	(12,688)
6/12	7 U.S. 30-Year Treasury Bond	Short	(996,680)	(1,000,125)	(3,445)

					$(36,696)

27

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront
		Amount	Annual		Termination	Market	Payments	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate*		Date	Value	Paid	Appreciation

Citigroup, Inc.	Bank of America	$420	1.00	%(1)	9/20/20	$41,388	$(22,296)	$19,092
Citigroup, Inc.	JPMorgan Chase Bank	420	1.00	(1)	9/20/20	41,387	(23,598)	17,789

						$82,775	$(45,894)	$36,881

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures contracts and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the amount of derivatives with credit-related contingent features in a net liability position was $775,853. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $253,695 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $843,681 with the highest amount from any one counterparty being $217,240. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $339,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

28

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Exchange	Rate

Receivable for open forward foreign currency exchange contracts	$—	$605,974	$—
Receivable for open swap contracts; Premium paid on open swap contracts	82,775	—	—

Total Asset Derivatives	$82,775	$605,974	$—

Net unrealized appreciation*	$—	$—	$(36,696)
Payable for open forward foreign currency exchange contracts	—	(751,097)	—

Total Liability Derivatives	$—	$(751,097)	$(36,696)

*  Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Exchange	Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$(228,840)
Swap contracts	124,649	—	77,012
Foreign currency and forward foreign currency exchange contract transactions	—	1,907,174	—

Total	$124,649	$1,907,174	$(151,828)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$(13,640)
Swap contracts	(106,537)	—	(131,656)
Foreign currency and forward foreign currency exchange contracts	—	183,624	—

Total	$(106,537)	$183,624	$(145,296)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $5,929,000, $117,007,000 and $4,468,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the

29

International Income Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$86,093,176	$—	$86,093,176
Collateralized Mortgage Obligations	—	1,523,601	—	1,523,601
Mortgage Pass-Throughs	—	12,641,984	—	12,641,984
Precious Metals	17,238,909	—	—	17,238,909
Short-Term Investments —
Foreign Government Securities	—	70,976,758	—	70,976,758
U.S. Treasury Obligations	—	1,999,920	—	1,999,920
Other	—	56,295,672	—	56,295,672

Total Investments	$17,238,909	$229,531,111	$—	$246,770,020

Forward Foreign Currency Exchange Contracts	$—	$605,974	$—	$605,974
Swap Contracts	—	82,775	—	82,775

Total	$17,238,909	$230,219,860	$—	$247,458,769

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(751,097)	$—	$(751,097)
Futures Contracts	(36,696)	—	—	(36,696)

Total	$(36,696)	$(751,097)	$—	$(787,793)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

30

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

31

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Diversified Currency Income Fund (formerly Eaton Vance International Multi-Market Local Income Fund) (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it may receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

32

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Portfolio’s use of leverage. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

33

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Diversified Currency Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of International Income Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Diversified Currency Income Fund and International Income Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

34

Eaton Vance
Diversified Currency Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance
Diversified Currency Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3042-6/12	INTLISRC

Eaton Vance Low Duration Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Low Duration Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Low Duration Fund
April 30, 2012
Portfolio Manager Susan Schiff, CFA
Performance1,2

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	9/30/2002	1.84%	2.35%	3.94%	3.11%
Class A with 2.25% Maximum Sales Charge	—	-0.49	0.04	3.47	2.86
Class B at NAV	9/30/2002	1.45	1.58	3.17	2.34
Class B with 3% Maximum Sales Charge	—	-1.55	-1.40	3.17	2.34
Class C at NAV	9/30/2002	1.52	1.72	3.33	2.49
Class C with 1% Maximum Sales Charge	—	0.52	0.73	3.33	2.49
Class I at NAV	5/4/2009	1.97	2.61	—	3.75

BofA Merrill Lynch 1—3 Year U.S. Treasury Index	9/30/2002	0.23%	1.21%	3.35%	2.90%

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I

		0.93%	1.68%	1.53%	0.68%
Fund Profile4

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Low Duration Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

Fund profile subject to change due to active management.

3

Eaton Vance
Low Duration Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,018.40	$4.77	0.95%
Class B	$1,000.00	$1,014.50	$8.51	1.70%
Class C	$1,000.00	$1,015.20	$7.77	1.55%
Class I	$1,000.00	$1,019.70	$3.52	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.77	0.95%
Class B	$1,000.00	$1,016.40	$8.52	1.70%
Class C	$1,000.00	$1,017.20	$7.77	1.55%
Class I	$1,000.00	$1,021.40	$3.52	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance
Low Duration Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Short-Term U.S. Government Portfolio, at value (identified cost, $317,341,527)	$341,790,266
Investment in Floating Rate Portfolio, at value (identified cost, $38,470,748)	41,005,391
Investment in Government Obligations Portfolio, at value (identified cost, $26,536,669)	27,979,545
Receivable for Fund shares sold	598,223

Total assets	$411,373,425

Liabilities

Payable for Fund shares redeemed	$1,373,988
Distributions payable	198,456
Payable to affiliates:
Distribution and service fees	139,838
Trustees’ fees	42
Accrued expenses	113,894

Total liabilities	$1,826,218

Net Assets	$409,547,207

Sources of Net Assets

Paid-in capital	$417,393,842
Accumulated net realized loss from Portfolios	(34,770,057)
Accumulated distributions in excess of net investment income	(1,502,836)
Net unrealized appreciation from Portfolios	28,426,258

Total	$409,547,207

Class A Shares

Net Assets	$218,188,317
Shares Outstanding	24,246,823
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.00
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$9.21

Class B Shares

Net Assets	$8,724,741
Shares Outstanding	968,351
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class C Shares

Net Assets	$126,240,104
Shares Outstanding	14,012,280
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class I Shares

Net Assets	$56,394,045
Shares Outstanding	6,272,838
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Low Duration Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest and other income allocated from Portfolios (net of foreign taxes, $400)	$7,671,594
Expenses allocated from Portfolios	(1,253,770)

Total investment income from Portfolios	$6,417,824

Expenses

Distribution and service fees
Class A	$288,641
Class B	47,080
Class C	546,346
Trustees’ fees and expenses	250
Custodian fee	24,961
Transfer and dividend disbursing agent fees	128,138
Legal and accounting services	28,740
Printing and postage	20,103
Registration fees	61,147
Miscellaneous	8,050

Total expenses	$1,153,456

Net investment income	$5,264,368

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$3,918,004
Financial futures contracts	(2,941,487)
Swap contracts	(2,475)
Foreign currency and forward foreign currency exchange contract transactions	91,938

Net realized gain	$1,065,980

Change in unrealized appreciation (depreciation) —
Investments	$1,752,448
Financial futures contracts	(671,416)
Swap contracts	(2,308)
Foreign currency and forward foreign currency exchange contracts	(31,313)

Net change in unrealized appreciation (depreciation)	$1,047,411

Net realized and unrealized gain	$2,113,391

Net increase in net assets from operations	$7,377,759

See Notes to Financial Statements.
6

Eaton Vance
Low Duration Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$5,264,368	$11,484,295
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	1,065,980	(9,210,179)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,047,411	(190,944)

Net increase in net assets from operations	$7,377,759	$2,083,172

Distributions to shareholders —
From net investment income
Class A	$(3,719,736)	$(9,161,117)
Class B	(115,571)	(218,468)
Class C	(1,671,410)	(3,692,155)
Class I	(1,139,167)	(2,399,395)

Total distributions to shareholders	$(6,645,884)	$(15,471,135)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$32,282,407	$93,465,231
Class B	644,895	5,423,778
Class C	14,955,770	37,126,813
Class I	39,640,932	39,025,233
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,242,992	7,380,984
Class B	98,545	171,682
Class C	1,399,887	2,828,326
Class I	426,874	701,064
Cost of shares redeemed
Class A	(68,425,354)	(190,042,162)
Class B	(1,689,232)	(3,141,525)
Class C	(22,611,632)	(69,281,431)
Class I	(49,903,844)	(38,476,110)
Net asset value of shares exchanged
Class A	343,040	1,820,910
Class B	(343,040)	(1,820,910)

Net decrease in net assets from Fund share transactions	$(49,937,760)	$(114,818,117)

Net decrease in net assets	$(49,205,885)	$(128,206,080)

Net Assets

At beginning of period	$458,753,092	$586,959,172

At end of period	$409,547,207	$458,753,092

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(1,502,836)	$(121,320)

See Notes to Financial Statements.
7

Eaton Vance
Low Duration Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008		2007

Net asset value — Beginning of period	$8.980		$9.210	$9.160	$8.720		$8.990		$9.060

Income (Loss) From Operations

Net investment income(1)	$0.115		$0.218	$0.245	$0.270		$0.344		$0.397
Net realized and unrealized gain (loss)	0.048		(0.160)	0.102	0.549		(0.191)		0.028

Total income from operations	$0.163		$0.058	$0.347	$0.819		$0.153		$0.425

Less Distributions

From net investment income	$(0.143)		$(0.288)	$(0.297)	$(0.339)		$(0.423)		$(0.482)
Tax return of capital	—		—	—	(0.040)		—		(0.013)

Total distributions	$(0.143)		$(0.288)	$(0.297)	$(0.379)		$(0.423)		$(0.495)

Net asset value — End of period	$9.000		$8.980	$9.210	$9.160		$8.720		$8.990

Total Return(2)	1.84	%(3)	0.65%	3.86%	9.57%		1.65%		4.82%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$218,188		$250,375	$345,385	$254,074		$71,284		$20,998
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.95	%(6)	0.93%	0.95%	1.00	%(7)	1.00	%(7)	1.17	%(7)
Net investment income	2.59	%(6)	2.40%	2.67%	2.99%		3.83%		4.40%
Portfolio Turnover of the Fund(8)	11	%(3)	18%	17%	38%		83%		81%
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%	34%		24%		35%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%	35%		7%		61%
Portfolio Turnover of Government Obligations Portfolio	14	%(3)	19%	22%	28%		19%		n/a

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30% and 0.39% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
8

Eaton Vance
Low Duration Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008		2007

Net asset value — Beginning of period	$8.990		$9.220	$9.170	$8.730		$9.000		$9.060

Income (Loss) From Operations

Net investment income(1)	$0.082		$0.150	$0.177	$0.219		$0.290		$0.330
Net realized and unrealized gain (loss)	0.048		(0.160)	0.102	0.530		(0.208)		0.036

Total income (loss) from operations	$0.130		$(0.010)	$0.279	$0.749		$0.082		$0.366

Less Distributions

From net investment income	$(0.110)		$(0.220)	$(0.229)	$(0.277)		$(0.352)		$(0.413)
Tax return of capital	—		—	—	(0.032)		—		(0.013)

Total distributions	$(0.110)		$(0.220)	$(0.229)	$(0.309)		$(0.352)		$(0.426)

Net asset value — End of period	$9.010		$8.990	$9.220	$9.170		$8.730		$9.000

Total Return(2)	1.45	%(3)	(0.10)%	3.09%	8.71%		0.85%		4.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,725		$9,997	$9,589	$8,338		$7,290		$3,367
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.70	%(6)	1.68%	1.70%	1.75	%(7)	1.75	%(7)	1.92	%(7)
Net investment income	1.83	%(6)	1.66%	1.93%	2.44%		3.22%		3.66%
Portfolio Turnover of the Fund(8)	11	%(3)	18%	17%	38%		83%		81%
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%	34%		24%		35%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%	35%		7%		61%
Portfolio Turnover of Government Obligations Portfolio	14	%(3)	19%	22%	28%		19%		n/a

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30% and 0.39% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
9

Eaton Vance
Low Duration Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008		2007

Net asset value — Beginning of period	$8.990		$9.220	$9.170	$8.730		$9.000		$9.060

Income (Loss) From Operations

Net investment income(1)	$0.089		$0.163	$0.190	$0.218		$0.299		$0.342
Net realized and unrealized gain (loss)	0.047		(0.160)	0.103	0.546		(0.203)		0.038

Total income from operations	$0.136		$0.003	$0.293	$0.764		$0.096		$0.380

Less Distributions

From net investment income	$(0.116)		$(0.233)	$(0.243)	$(0.290)		$(0.366)		$(0.427)
Tax return of capital	—		—	—	(0.034)		—		(0.013)

Total distributions	$(0.116)		$(0.233)	$(0.243)	$(0.324)		$(0.366)		$(0.440)

Net asset value — End of period	$9.010		$8.990	$9.220	$9.170		$8.730		$9.000

Total Return(2)	1.52	%(3)	0.04%	3.23%	8.89%		1.02%		4.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126,240		$132,240	$165,285	$100,970		$34,447		$16,298
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.55	%(6)	1.53%	1.55%	1.60	%(7)	1.60	%(7)	1.78	%(7)
Net investment income	1.98	%(6)	1.80%	2.07%	2.42%		3.32%		3.80%
Portfolio Turnover of the Fund(8)	11	%(3)	18%	17%	38%		83%		81%
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%	34%		24%		35%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%	35%		7%		61%
Portfolio Turnover of Government Obligations Portfolio	14	%(3)	19%	22%	28%		19%		n/a

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser waived its investment adviser and administration fee and/or the administrator reimbursed expenses (equal to 0.05%, 0.30% and 0.39% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
10

Eaton Vance
Low Duration Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012				Period Ended
	(Unaudited)		2011	2010	October 31, 2009(1)

Net asset value — Beginning of period	$8.970		$9.200	$9.150	$8.970

Income (Loss) From Operations

Net investment income(2)	$0.126		$0.239	$0.267	$0.134
Net realized and unrealized gain (loss)	0.049		(0.158)	0.103	0.242

Total income from operations	$0.175		$0.081	$0.370	$0.376

Less Distributions

From net investment income	$(0.155)		$(0.311)	$(0.320)	$(0.175)
Tax return of capital	—		—	—	(0.021)

Total distributions	$(0.155)		$(0.311)	$(0.320)	$(0.196)

Net asset value — End of period	$8.990		$8.970	$9.200	$9.150

Total Return(3)	1.97	%(4)	0.91%	4.00%	4.34	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$56,394		$66,141	$66,700	$14,356
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.70	%(7)	0.68%	0.70%	0.75	%(7)(8)
Net investment income	2.83	%(7)	2.64%	2.91%	2.95	%(7)
Portfolio Turnover of the Fund(9)	11	%(4)	18%	17%	38	%(10)
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(4)	6%	26%	34	%(11)
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%	35	%(11)
Portfolio Turnover of Government Obligations Portfolio	14	%(4)	19%	22%	28	%(11)

(1)	For the period from the start of business, May 4, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator reimbursed expenses (equal to 0.07% for the period ended October 31, 2009).
(9)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(10)	For the Fund’s year ended October 31, 2009.
(11)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Low Duration Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Low Duration Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares four years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following three portfolios managed by Eaton Vance Management (EVM) or its affiliates: Short-Term U.S. Government Portfolio, Floating Rate Portfolio and Government Obligations Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investment in the Portfolios reflects the Fund’s proportionate interest in the net assets of Short-Term U.S. Government Portfolio, Floating Rate Portfolio and Government Obligations Portfolio (86.7%, 0.4% and 2.2%, respectively, at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short-Term U.S. Government Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by Short-Term U.S. Government Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Floating Rate Portfolio and Government Obligations Portfolio for applicable investments.

Additional valuation policies for Floating Rate Portfolio (the Portfolio) are as follows: The Portfolio’s investments are primarily in interests in senior floating-rate loans (Senior Loans) of domestic and foreign issues. Interests in Senior Loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are

12

Eaton Vance
Low Duration Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $36,223,015 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($3,697,770), October 31, 2013 ($1,016,104), October 31, 2014 ($811,882), October 31, 2015 ($374,820), October 31, 2016 ($594,536), October 31, 2017 ($766,153), October 31, 2018 ($16,698,377) and October 31, 2019 ($12,263,373), respectively. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

13

Eaton Vance
Low Duration Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

3 Transactions with Affiliates

EVM serves as the investment adviser and administrator of the Fund, providing investment advisory services (relating to the investment of the Fund’s assets in the Portfolios) and administering the business affairs of the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee waiver agreement between the Fund and EVM, the fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets, all of which is waived. The fee waiver agreement may not be amended or terminated without the approval of the Fund’s Trustees and shareholders. The Portfolios have engaged BMR to render investment advisory services. For the six months ended April 30, 2012, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $1,117,116 or 0.52% (annualized) of the Fund’s average daily net assets. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $5,520 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM and the Fund’s principal underwriter, received $7,176 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $288,641 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts therefore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $35,310 and $385,656 for Class B and Class C shares, respectively, representing 0.75% and 0.60% (annualized) of the average daily net assets of Class B and Class C shares, respectively. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,480,000 and $15,933,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $11,770 and $160,690 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $5,000, $12,000 and $9,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

14

Eaton Vance
Low Duration Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Short-Term U.S. Government Portfolio	$44,444,597	$97,496,419
Floating Rate Portfolio	3,262,846	7,830,116
Government Obligations Portfolio	—	—

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	3,598,352	10,289,717
Issued to shareholders electing to receive payments of distributions in Fund shares	361,637	814,774
Redemptions	(7,631,743)	(20,930,005)
Exchange from Class B shares	38,250	201,016

Net decrease	(3,633,504)	(9,624,498)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	71,878	599,651
Issued to shareholders electing to receive payments of distributions in Fund shares	10,977	18,945
Redemptions	(188,155)	(346,081)
Exchange to Class A shares	(38,198)	(200,748)

Net increase (decrease)	(143,498)	71,767

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	1,665,801	4,094,291
Issued to shareholders electing to receive payments of distributions in Fund shares	155,923	312,018
Redemptions	(2,518,788)	(7,627,521)

Net decrease	(697,064)	(3,221,212)

15

Eaton Vance
Low Duration Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	4,416,812	4,302,116
Issued to shareholders electing to receive payments of distributions in Fund shares	47,649	77,544
Redemptions	(5,565,026)	(4,256,734)

Net increase (decrease)	(1,100,565)	122,926

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012 and October 31, 2011, the Fund’s investments in Floating Rate Portfolio and Government Obligations Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, were valued based on Level 1 inputs.

16

Short-Term U.S. Government Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 52.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
2.294%, with maturity at 2020(1)	$726	$743,858
2.427%, with maturity at 2023(1)	2,026	2,095,603
2.471%, with various maturities to 2022(1)	3,910	4,014,981
2.474%, with various maturities to 2037(1)	2,467	2,566,997
2.617%, with maturity at 2035(1)	6,138	6,363,111
2.915%, with maturity at 2035(1)	4,559	4,801,433
3.055%, with maturity at 2034(1)	2,301	2,429,986
3.255%, with maturity at 2022(1)	408	423,269
3.356%, with maturity at 2032(1)	1,781	1,824,833
3.375%, with maturity at 2029(1)	1,191	1,224,436
3.54%, with maturity at 2025(1)	1,769	1,868,763
3.858%, with maturity at 2034(1)	984	1,070,442
4.073%, with maturity at 2037(1)	2,416	2,615,875
4.332%, with maturity at 2030(1)	1,728	1,879,540
4.50%, with maturity at 2018	3,568	3,817,810
4.71%, with maturity at 2033(1)	6,043	6,573,528
4.899%, with maturity at 2032(1)	823	879,699
5.00%, with various maturities to 2018	5,795	6,251,448
5.50%, with various maturities to 2018	3,532	3,824,271
6.00%, with various maturities to 2035	9,410	10,910,287
6.50%, with various maturities to 2030	2,515	2,766,418
7.00%, with various maturities to 2035	1,913	2,243,349
7.50%, with various maturities to 2017	744	783,792
8.00%, with various maturities to 2025	355	396,152
9.25%, with maturity at 2017	5	5,478

		$72,375,359

Federal National Mortgage Association:
2.264%, with maturity at 2031(1)	$4,853	$5,040,987
2.456%, with various maturities to 2037(1)	1,761	1,826,342
2.471%, with maturity at 2032(1)	2,526	2,629,514
2.474%, with various maturities to 2035(1)	5,585	5,827,356
2.545%, with maturity at 2031(1)	6,287	6,454,676
2.594%, with maturity at 2019(1)	2,216	2,287,065
2.61%, with maturity at 2018(1)	69	70,906
2.637%, with maturity at 2020(1)	1,024	1,057,919
2.695%, with maturity at 2018(1)	468	484,016
2.722%, with maturity at 2037(1)	5,791	6,073,159
2.763%, with maturity at 2040(1)	1,723	1,809,038
2.875%, with maturity at 2018(1)	45	45,560
2.96%, with maturity at 2029(1)	421	432,278
2.979%, with maturity at 2036(1)	574	592,352
3.12%, with maturity at 2030(1)	978	1,012,346
3.242%, with maturity at 2034(1)	4,434	4,723,752
3.359%, with maturity at 2030(1)	3,833	4,001,800
3.378%, with maturity at 2036(1)	2,094	2,152,631
3.422%, with maturity at 2030(1)	1,496	1,589,890
3.556%, with maturity at 2021(1)	884	923,945
3.659%, with maturity at 2034(1)	7,080	7,670,257
3.73%, with maturity at 2021(1)	949	984,807
3.821%, with maturity at 2035(1)	2,910	3,160,723
3.879%, with maturity at 2036(1)	569	595,563
3.897%, with maturity at 2021(1)	1,596	1,656,716
3.944%, with maturity at 2034(1)	4,519	4,913,420
4.103%, with maturity at 2033(1)	1,600	1,740,802
4.221%, with maturity at 2035(1)	2,018	2,195,290
4.247%, with maturity at 2036(1)	3,855	4,193,472
4.445%, with maturity at 2035(1)	3,795	4,127,892
4.50%, with various maturities to 2018	10,191	10,949,334
4.587%, with maturity at 2029(1)	3,509	3,816,920
4.653%, with maturity at 2034(1)	2,198	2,391,213
4.788%, with maturity at 2034(1)	4,286	4,662,589
5.00%, with various maturities to 2019(2)	13,018	14,101,630
5.50%, with maturity at 2020	611	667,271
6.00%, with various maturities to 2031	2,546	2,838,543
6.324%, with maturity at 2032(1)	625	680,398
6.50%, with various maturities to 2019	563	597,030
7.00%, with various maturities to 2033	4,244	4,984,406
8.00%, with various maturities to 2034	1,940	2,387,253
9.274%, with maturity at 2018(3)	303	339,042
9.50%, with maturity at 2022	514	607,300

		$129,297,403

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$696	$717,629
2.00%, with maturity at 2026(1)	331	346,783
5.00%, with maturity at 2018	2,402	2,614,156
8.25%, with maturity at 2020	250	291,012
9.00%, with maturity at 2017	301	340,196

		$4,309,776

Total Mortgage Pass-Throughs
(identified cost $198,450,145)		$205,982,538

See Notes to Financial Statements.
17

Short-Term U.S. Government Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 11.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.856%, 10/15/22(4)	$82	$81,694
Series 2135, Class JZ, 6.00%, 3/15/29	3,900	4,257,565
Series 3030, (Interest Only), Class SL, 5.86%, 9/15/35(5)(6)	13,571	2,023,135
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	26,523	3,512,673

		$9,875,067

Federal National Mortgage Association:
Series G93-17, Class FA, 1.25%, 4/25/23(4)	$193	$195,744
Series G93-36, Class ZQ, 6.50%, 12/25/23	843	957,122
Series G97-4, Class FA, 1.05%, 6/17/27(4)	651	657,984
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(6)	2,480	523,559
Series 1993-203, Class PL, 6.50%, 10/25/23	987	1,115,461
Series 1993-250, Class Z, 7.00%, 12/25/23	244	257,715
Series 1994-14, Class F, 2.806%, 10/25/23(4)	1,007	1,036,139
Series 2001-4, Class GA, 9.742%, 4/17/25(3)	174	200,249
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	12,234	2,604,812
Series 2007-99, (Interest Only), Class SD, 6.161%, 10/25/37(5)(6)	18,754	2,600,953
Series 2009-48, Class WA, 5.859%, 7/25/39(3)	2,308	2,604,171
Series 2009-62, Class WA, 5.552%, 8/25/39(3)	3,269	3,670,436
Series 2009-93, (Interest Only), Class SC, 5.911%, 11/25/39(5)(6)	26,426	4,019,730
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(6)	29,226	3,106,935
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(6)	11,426	1,869,863
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	23,906	1,884,181
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	11,678	2,105,194
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	27,616	3,161,523

		$32,571,771

Government National Mortgage Association:
Series 2000-30, Class F, 0.79%, 12/16/22(4)	$1,051	$1,058,652

Total Collateralized Mortgage Obligations
(identified cost $41,808,641)		$43,505,490

Commercial Mortgage-Backed Securities — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value

GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	$507	$517,642
JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	1,874	1,873,422
MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(3)	4,543	4,567,882

Total Commercial Mortgage-Backed Securities
(identified cost $7,090,775)		$6,958,946

U.S. Government Agency Obligations — 31.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,669,335
5.77%, 1/5/27	3,000	3,962,802

		$10,632,137

Federal Home Loan Bank:
4.125%, 3/13/20	$10,000	$11,724,860
4.625%, 9/11/20	1,735	2,099,706
5.365%, 9/9/24	8,000	10,229,328
5.375%, 9/30/22	10,135	12,887,636
5.375%, 8/15/24	3,500	4,494,049
5.75%, 6/12/26	12,000	15,781,368

		$57,216,947

United States Agency for International Development — Israel:
0.00%, 5/1/20	$1,100	$918,823
0.00%, 3/15/21	20,000	16,359,400
5.50%, 12/4/23	6,775	8,723,185
5.50%, 4/26/24	22,000	28,274,620

		$54,276,028

Total U.S. Government Agency Obligations
(identified cost $103,278,686)		$122,125,112

See Notes to Financial Statements.
18

Short-Term U.S. Government Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(7)	$13,226	$13,226,023

Total Short-Term Investments
(identified cost $13,226,023)		$13,226,023

Total Investments — 99.4%
(identified cost $363,854,270)		$391,798,109

Other Assets, Less Liabilities — 0.6%		$2,558,760

Net Assets — 100.0%		$394,356,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

GMACC	- GMAC Commercial Mortgage Securities, Inc.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MSC	- Morgan Stanley Capital I

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
19

Short-Term U.S. Government Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $350,628,247)	$378,572,086
Affiliated investment, at value (identified cost, $13,226,023)	13,226,023
Interest receivable	2,413,502
Interest receivable from affiliated investment	1,293
Receivable for investments sold	451,819

Total assets	$394,664,723

Liabilities

Payable for variation margin on open financial futures contracts	$87,030
Payable to affiliate:
Investment adviser fee	164,736
Accrued expenses	56,088

Total liabilities	$307,854

Net Assets applicable to investors’ interest in Portfolio	$394,356,869

Sources of Net Assets

Investors’ capital	$367,376,545
Net unrealized appreciation	26,980,324

Total	$394,356,869

See Notes to Financial Statements.
20

Short-Term U.S. Government Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest	$6,923,369
Interest allocated from affiliated investment	4,538
Expenses allocated from affiliated investment	(722)

Total investment income	$6,927,185

Expenses

Investment adviser fee	$1,041,092
Trustees’ fees and expenses	7,687
Custodian fee	92,217
Legal and accounting services	27,244
Miscellaneous	10,852

Total expenses	$1,179,092

Deduct —
Reduction of custodian fee	$3

Total expense reductions	$3

Net expenses	$1,179,089

Net investment income	$5,748,096

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,679,111
Investment transactions allocated from affiliated investment	128
Financial futures contracts	(3,225,740)

Net realized gain	$453,499

Change in unrealized appreciation (depreciation) —
Investments	$1,725,453
Financial futures contracts	(764,687)

Net change in unrealized appreciation (depreciation)	$960,766

Net realized and unrealized gain	$1,414,265

Net increase in net assets from operations	$7,162,361

See Notes to Financial Statements.
21

Short-Term U.S. Government Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$5,748,096	$12,793,160
Net realized gain (loss) from investment transactions and financial futures contracts	453,499	(11,326,819)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	960,766	851,118

Net increase in net assets from operations	$7,162,361	$2,317,459

Capital transactions —
Contributions	$62,387,338	$97,340,902
Withdrawals	(107,384,494)	(194,170,292)

Net decrease in net assets from capital transactions	$(44,997,156)	$(96,829,390)

Net decrease in net assets	$(37,834,795)	$(94,511,931)

Net Assets

At beginning of period	$432,191,664	$526,703,595

At end of period	$394,356,869	$432,191,664

See Notes to Financial Statements.
22

Short-Term U.S. Government Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57%		0.56%	0.57%	0.58%	0.63%	0.65%
Net investment income	2.76	%(2)	2.68%	2.87%	3.23%	3.96%	4.67%
Portfolio Turnover	6	%(3)	6%	26%	34%	24%	35%

Total Return	1.75	%(3)	0.63%	3.65%	7.76%	4.34%	5.52%

Net assets, end of period (000’s omitted)	$394,357		$432,192	$526,704	$333,865	$116,214	$42,324

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
23

Short-Term U.S. Government Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Short-Term U.S. Government Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Low Duration Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 86.7%, 9.5%, 0.03% and 0.03%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of

24

Short-Term U.S. Government Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $1,041,092.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$—	$4,888,056
U.S. Government and Agency Securities	23,610,618	52,877,578

	$23,610,618	$57,765,634

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$366,256,299

Gross unrealized appreciation	$26,734,991
Gross unrealized depreciation	(1,193,181)

Net unrealized appreciation	$25,541,810

25

Short-Term U.S. Government Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	225 U.S. 5-Year Treasury Note	Short	$(27,703,125)	$(27,854,297)	$(151,172)
6/12	540 U.S. 10-Year Treasury Note	Short	(70,718,907)	(71,431,875)	(712,968)
6/12	80 U.S. 30-Year Treasury Bond	Short	(11,330,625)	(11,430,000)	(99,375)

					$(963,515)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2012 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures contracts	$—	$(963,515	)(1)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Futures contracts	$(3,225,740	)(1)	$(764,687	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended April 30, 2012, which is indicative of the volume of this derivative type, was approximately $98,286,000.

26

Short-Term U.S. Government Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$205,982,538	$—	$205,982,538
Collateralized Mortgage Obligations	—	43,505,490	—	43,505,490
Commercial Mortgage-Backed Securities	—	6,958,946	—	6,958,946
U.S. Government Agency Obligations	—	122,125,112	—	122,125,112
Short-Term Investments	—	13,226,023	—	13,226,023

Total Investments	$—	$391,798,109	$—	$391,798,109

Liability Description

Futures Contracts	$(963,515)	$—	$—	$(963,515)

Total	$(963,515)	$—	$—	$(963,515)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Low Duration Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance
Low Duration Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Low Duration Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Floating Rate Portfolio, Government Obligations Portfolio, MSAR Completion Portfolio, and Short-Term U.S. Government Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, each with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the investment advisory agreements (the “advisory agreements”) for the Fund and the Portfolios, respectively.

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios and is also authorized to cause the Fund to make direct investments in the same type of securities in which the Portfolios are authorized to invest.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in investment grade securities. With respect to the Floating Rate Portfolio, the Board noted the experience of BMR’s large group of bank loan investment professionals and other personnel who provide services to the Portfolios, including portfolio managers and analysts. With respect to the Government Obligations Portfolio, the Board noted BMR’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. With respect to the Short-Term U.S. Government Portfolio, the Board noted the experience of BMR in investing in securities issued, backed or otherwise guaranteed by the U.S. government. For all the Portfolios, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolios by senior management.

29

Eaton Vance
Low Duration Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, payable by the Portfolios and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that EVM had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolios, the structure of the advisory fees, some of which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from economies of scale in the future.

30

Eaton Vance
Low Duration Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Low Duration Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Short-Term U.S. Government Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Low Duration Fund and Short-Term U.S. Government Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance
Low Duration Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Short-Term U.S. Government Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Low Duration Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1560-6/12	LDSRC

Eaton Vance Strategic Income Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Strategic Income Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	20
Officers and Trustees	23
Important Notices	24

Eaton Vance
Strategic Income Fund
April 30, 2012
Performance1,2

Portfolio Managers Mark S. Venezia, CFA, and Eric A. Stein, CFA

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	1/23/1998	3.01%	2.53%	6.21%	6.92%	—
Class A with 4.75% Maximum Sales Charge	—	-1.88	-2.32	5.17	6.41	—
Class B at NAV	11/26/1990	2.79	1.88	5.40	6.11	—
Class B with 5% Maximum Sales Charge	—	-2.21	-3.02	5.08	6.11	—
Class C at NAV	5/25/1994	2.66	1.75	5.37	6.12	—
Class C with 1% Maximum Sales Charge	—	1.66	0.77	5.37	6.12	—
Class I at NAV	4/3/2009	3.14	2.79	—	—	11.15%
Class R at NAV	8/3/2009	3.01	2.27	—	—	6.99

Barclays Capital U.S. Aggregate Index	—	2.44%	7.54%	6.36%	5.71%	—

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R

		1.08%	1.83%	1.83%	0.84%	1.33%
Fund Profile4

Portfolio Allocation (% of total investments)

Asset Allocation (% of net assets; excluding derivatives)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Strategic Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolios.

Fund profile subject to change due to active management.

3

Eaton Vance
Strategic Income Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,030.10	$5.80	1.15%
Class B	$1,000.00	$1,027.90	$9.58	1.90%
Class C	$1,000.00	$1,026.60	$9.57	1.90%
Class I	$1,000.00	$1,031.40	$4.50	0.89%
Class R	$1,000.00	$1,030.10	$7.07	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.77	1.15%
Class B	$1,000.00	$1,015.40	$9.52	1.90%
Class C	$1,000.00	$1,015.40	$9.52	1.90%
Class I	$1,000.00	$1,020.40	$4.47	0.89%
Class R	$1,000.00	$1,017.90	$7.02	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance
Strategic Income Fund

April 30, 2012

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 100.4%

Description		Value

Boston Income Portfolio (identified cost $481,347,236)		$503,408,351
Emerging Markets Local Income Portfolio (identified cost $135,376,488)		142,092,509
Floating Rate Portfolio (identified cost $503,375,139)		523,803,449
Global Macro Absolute Return Advantage Portfolio (identified cost $182,764,752)		182,518,818
Global Macro Portfolio (identified cost $884,935,119)		919,682,273
Global Opportunities Portfolio (identified cost $381,301,682)		410,351,395
High Income Opportunities Portfolio (identified cost $155,039,113)		168,286,303
International Income Portfolio (identified cost $161,520,480)		162,775,996
Short Duration High Income Portfolio (identified cost $42,506,827)		42,722,249
Short-Term U.S. Government Portfolio (identified cost $0)		103,266

Total Investments in Affiliated Portfolios
(identified cost $2,928,166,836)		$3,055,744,609

Short-Term Investments — 0.1%

	Principal
Description	Amount	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	$1,784,844	$1,784,844

Total Short-Term Investments
(identified cost $1,784,844)(1)		$1,784,844

Total Investments — 100.5%
(identified cost $2,929,951,680)		$3,057,529,453

Other Assets, Less Liabilities — (0.5)%		$(13,740,160)

Net Assets — 100.0%		$3,043,789,293

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Cost for federal income taxes is the same.

See Notes to Financial Statements.
5

Eaton Vance
Strategic Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments in affiliated Portfolios, at value (identified cost, $2,928,166,836)	$3,055,744,609
Investments in unaffiliated securities, at value (identified cost, $1,784,844)	1,784,844
Foreign currency, at value (identified cost, $41)	41
Receivable for Fund shares sold	5,737,272

Total assets	$3,063,266,766

Liabilities

Payable for Fund shares redeemed	$16,129,745
Distributions payable	1,491,393
Payable to affiliates:
Investment adviser fee	966
Distribution and service fees	1,163,792
Trustees’ fees	42
Accrued expenses	691,535

Total liabilities	$19,477,473

Net Assets	$3,043,789,293

Sources of Net Assets

Paid-in capital	$2,903,384,885
Accumulated net realized gain from Portfolios	45,301,804
Accumulated distributions in excess of net investment income	(32,475,169)
Net unrealized appreciation from Portfolios	127,577,773

Total	$3,043,789,293

Class A Shares

Net Assets	$1,596,814,766
Shares Outstanding	197,577,226
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.08
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.48

Class B Shares

Net Assets	$123,398,838
Shares Outstanding	16,182,450
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.63

Class C Shares

Net Assets	$895,413,155
Shares Outstanding	117,386,065
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.63

Class I Shares

Net Assets	$426,892,640
Shares Outstanding	52,890,061
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.07

Class R Shares

Net Assets	$1,269,894
Shares Outstanding	156,988
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.09

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Strategic Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest income	$79
Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $374,283)	80,490,731
Dividends allocated from affiliated Portfolios (net of foreign taxes, $1,227)	179,281
Expenses allocated from affiliated Portfolios	(11,990,494)

Total investment income	$68,679,597

Expenses

Investment adviser fee	$4,789
Distribution and service fees
Class A	2,031,253
Class B	644,920
Class C	4,430,048
Class R	3,170
Trustees’ fees and expenses	250
Custodian fee	25,493
Transfer and dividend disbursing agent fees	1,089,277
Legal and accounting services	78,990
Printing and postage	327,416
Registration fees	129,670
Miscellaneous	12,808

Total expenses	$8,778,084

Net investment income	$59,901,513

Realized and Unrealized Gain (Loss)

Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions (including a gain of $6,699 from precious metals)	$(11,494,934)
Securities sold short	1,027,020
Futures contracts	(1,541,505)
Swap contracts	(207,905)
Forward commodity contracts	(1,131,238)
Foreign currency and forward foreign currency exchange contract transactions	30,369,280

Net realized gain	$17,020,718

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments (including net decrease of $5,624,057 from precious metals)	$21,594,472
Securities sold short	(362,572)
Futures contracts	(1,496,785)
Swap contracts	287,704
Forward commodity contracts	2,865,398
Foreign currency and forward foreign currency exchange contracts	(10,533,760)

Net change in unrealized appreciation (depreciation)	$12,354,457

Net realized and unrealized gain	$29,375,175

Net increase in net assets from operations	$89,276,688

See Notes to Financial Statements.
7

Eaton Vance
Strategic Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$59,901,513	$104,480,089
Net realized gain from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	17,020,718	1,958,802
Net change in unrealized appreciation (depreciation) from investments, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	12,354,457	(35,069,354)

Net increase in net assets from operations	$89,276,688	$71,369,537

Distributions to shareholders —
From net investment income
Class A	$(38,421,729)	$(84,056,655)
Class B	(2,555,823)	(6,301,389)
Class C	(17,541,588)	(35,372,697)
Class I	(10,224,364)	(17,285,897)
Class R	(28,419)	(43,688)

Total distributions to shareholders	$(68,771,923)	$(143,060,326)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$188,724,307	$605,551,937
Class B	3,814,956	23,128,368
Class C	85,301,629	318,656,382
Class I	124,532,158	374,050,379
Class R	428,183	822,257
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	34,932,189	72,282,135
Class B	1,971,884	4,107,906
Class C	14,256,876	25,615,042
Class I	7,225,158	10,368,835
Class R	27,909	42,839
Cost of shares redeemed
Class A	(321,263,781)	(663,058,392)
Class B	(11,561,571)	(30,286,853)
Class C	(103,186,471)	(211,986,688)
Class I	(108,371,236)	(213,349,149)
Class R	(316,627)	(293,307)
Net asset value of shares exchanged
Class A	7,734,759	20,141,920
Class B	(7,734,759)	(20,141,920)

Net increase (decrease) in net assets from Fund share transactions	$(83,484,437)	$315,651,691

Net increase (decrease) in net assets	$(62,979,672)	$243,960,902

Net Assets

At beginning of period	$3,106,768,965	$2,862,808,063

At end of period	$3,043,789,293	$3,106,768,965

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(32,475,169)	$(23,604,759)

See Notes to Financial Statements.
8

Eaton Vance
Strategic Income Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010		2009	2008	2007

Net asset value — Beginning of period	$8.030		$8.210	$7.950		$6.940	$8.020	$7.890

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.296	$0.299		$0.368	$0.402	$0.436
Net realized and unrealized gain (loss)	0.074		(0.076)	0.388		1.062	(0.929)	0.221

Total income (loss) from operations	$0.239		$0.220	$0.687		$1.430	$(0.527)	$0.657

Less Distributions

From net investment income	$(0.189)		$(0.400)	$(0.427)		$(0.420)	$(0.537)	$(0.527)
Tax return of capital	—		—	—		—	(0.016)	—

Total distributions	$(0.189)		$(0.400)	$(0.427)		$(0.420)	$(0.553)	$(0.527)

Net asset value — End of period	$8.080		$8.030	$8.210		$7.950	$6.940	$8.020

Total Return(2)	3.01	%(3)	2.71%	8.83%		21.38%	(7.09)%	8.61%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,596,815		$1,676,019	$1,679,836		$1,410,612	$760,072	$598,155
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.15	%(6)	1.08%	1.01%		1.08%	1.04%	1.04%
Net investment income	4.14	%(6)	3.63%	3.68%		5.05%	5.19%	5.49%
Portfolio Turnover of the Fund(7)	12	%(3)	8%	19%		11%	14%	36%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		—	15%		33%	13%	—
Portfolio Turnover of Boston Income Portfolio	33	%(3)	70%	75%		74%	54%	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	10	%(3)	16%	17%		26%	38%	2%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%		35%	7%	61%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)	50%	7	%(8)	—	—	—
Portfolio Turnover of Global Macro Portfolio	18	%(3)	33%	19%		25%	26%	45%
Portfolio Turnover of Global Opportunities Portfolio	1	%(3)	10%	18	%(9)	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(3)	78%	79%		72%	48%	81%
Portfolio Turnover of International Income Portfolio	19	%(3)	31%	45%		28%	14%	2%
Portfolio Turnover of Short Duration High Income Portfolio	1	%(10)	—	—		—	—	—
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%		34%	24%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.
(10)	For the period from the Portfolio’s start of business, February 21, 2012, to April 30, 2012.

See Notes to Financial Statements.
9

Eaton Vance
Strategic Income Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010		2009	2008	2007

Net asset value — Beginning of period	$7.570		$7.750	$7.500		$6.570	$7.590	$7.470

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.221	$0.226		$0.295	$0.331	$0.356
Net realized and unrealized gain (loss)	0.081		(0.080)	0.374		0.982	(0.881)	0.207

Total income (loss) from operations	$0.209		$0.141	$0.600		$1.277	$(0.550)	$0.563

Less Distributions

From net investment income	$(0.149)		$(0.321)	$(0.350)		$(0.347)	$(0.456)	$(0.443)
Tax return of capital	—		—	—		—	(0.014)	—

Total distributions	$(0.149)		$(0.321)	$(0.350)		$(0.347)	$(0.470)	$(0.443)

Net asset value — End of period	$7.630		$7.570	$7.750		$7.500	$6.570	$7.590

Total Return(2)	2.79	%(3)	1.83%	8.14%		20.08%	(7.73)%	7.77%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$123,399		$136,050	$162,476		$163,073	$151,015	$180,871
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.90	%(6)	1.83%	1.76%		1.83%	1.79%	1.78%
Net investment income	3.39	%(6)	2.88%	2.95%		4.32%	4.50%	4.74%
Portfolio Turnover of the Fund(7)	12	%(3)	8%	19%		11%	14%	36%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		—	15%		33%	13%	—
Portfolio Turnover of Boston Income Portfolio	33	%(3)	70%	75%		74%	54%	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	10	%(3)	16%	17%		26%	38%	2%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%		35%	7%	61%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)	50%	7	%(8)	—	—	—
Portfolio Turnover of Global Macro Portfolio	18	%(3)	33%	19%		25%	26%	45%
Portfolio Turnover of Global Opportunities Portfolio	1	%(3)	10%	18	%(9)	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(3)	78%	79%		72%	48%	81%
Portfolio Turnover of International Income Portfolio	19	%(3)	31%	45%		28%	14%	2%
Portfolio Turnover of Short Duration High Income Portfolio	1	%(10)	—	—		—	—	—
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%		34%	24%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.
(10)	For the period from the Portfolio’s start of business, February 21, 2012, to April 30, 2012.

See Notes to Financial Statements.
10

Eaton Vance
Strategic Income Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010		2009	2008	2007

Net asset value — Beginning of period	$7.580		$7.750	$7.510		$6.570	$7.600	$7.470

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.222	$0.224		$0.296	$0.325	$0.356
Net realized and unrealized gain (loss)	0.071		(0.071)	0.366		0.991	(0.885)	0.217

Total income (loss) from operations	$0.199		$0.151	$0.590		$1.287	$(0.560)	$0.573

Less Distributions

From net investment income	$(0.149)		$(0.321)	$(0.350)		$(0.347)	$(0.457)	$(0.443)
Tax return of capital	—		—	—		—	(0.013)	—

Total distributions	$(0.149)		$(0.321)	$(0.350)		$(0.347)	$(0.470)	$(0.443)

Net asset value — End of period	$7.630		$7.580	$7.750		$7.510	$6.570	$7.600

Total Return(2)	2.66	%(3)	1.96%	8.00%		20.24%	(7.85)%	7.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$895,413		$892,991	$780,986		$618,431	$399,865	$311,317
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.90	%(6)	1.83%	1.76%		1.83%	1.79%	1.78%
Net investment income	3.39	%(6)	2.88%	2.92%		4.31%	4.43%	4.74%
Portfolio Turnover of the Fund(7)	12	%(3)	8%	19%		11%	14%	36%
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		—	15%		33%	13%	—
Portfolio Turnover of Boston Income Portfolio	33	%(3)	70%	75%		74%	54%	—
Portfolio Turnover of Emerging Markets Local Income Portfolio	10	%(3)	16%	17%		26%	38%	2%
Portfolio Turnover of Floating Rate Portfolio	19	%(3)	56%	39%		35%	7%	61%
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(3)	50%	7	%(8)	—	—	—
Portfolio Turnover of Global Macro Portfolio	18	%(3)	33%	19%		25%	26%	45%
Portfolio Turnover of Global Opportunities Portfolio	1	%(3)	10%	18	%(9)	—	—	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(3)	78%	79%		72%	48%	81%
Portfolio Turnover of International Income Portfolio	19	%(3)	31%	45%		28%	14%	2%
Portfolio Turnover of Short Duration High Income Portfolio	1	%(10)	—	—		—	—	—
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(3)	6%	26%		34%	24%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(8)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(9)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.
(10)	For the period from the Portfolio’s start of business, February 21, 2012, to April 30, 2012.

See Notes to Financial Statements.
11

Eaton Vance
Strategic Income Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010		October 31, 2009(1)

Net asset value — Beginning of period	$8.020		$8.200	$7.930		$6.870

Income (Loss) From Operations

Net investment income(2)	$0.175		$0.316	$0.312		$0.237
Net realized and unrealized gain (loss)	0.074		(0.077)	0.403		1.077

Total income from operations	$0.249		$0.239	$0.715		$1.314

Less Distributions

From net investment income	$(0.199)		$(0.419)	$(0.445)		$(0.254)

Total distributions	$(0.199)		$(0.419)	$(0.445)		$(0.254)

Net asset value — End of period	$8.070		$8.020	$8.200		$7.930

Total Return(3)	3.14	%(4)	2.95%	9.23%		19.36	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$426,893		$400,587	$238,933		$64,614
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.89	%(7)	0.84%	0.76%		0.83	%(7)
Net investment income	4.39	%(7)	3.89%	3.84%		5.31	%(7)
Portfolio Turnover of the Fund(8)	12	%(4)	8%	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		—	15%		33	%(9)
Portfolio Turnover of Boston Income Portfolio	33	%(4)	70%	75%		74	%(10)
Portfolio Turnover of Emerging Markets Local Income Portfolio	10	%(4)	16%	17%		26	%(10)
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(4)	50%	7	%(11)	—
Portfolio Turnover of Global Macro Portfolio	18	%(4)	33%	19%		25	%(10)
Portfolio Turnover of Global Opportunities Portfolio	1	%(4)	10%	18	%(12)	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%		72	%(10)
Portfolio Turnover of International Income Portfolio	19	%(4)	31%	45%		28	%(10)
Portfolio Turnover of Short Duration High Income Portfolio	1	%(13)	—	—		—
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(4)	6%	26%		34	%(10)

(1)	For the period from commencement of operations on April 3, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(9)	For the Fund’s year ended October 31, 2009.
(10)	For the Portfolio’s year ended October 31, 2009.
(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.
(13)	For the period from the Portfolio’s start of business, February 21, 2012, to April 30, 2012.

See Notes to Financial Statements.
12

Eaton Vance
Strategic Income Fund

April 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010		October 31, 2009(1)

Net asset value — Beginning of period	$8.030		$8.220	$7.940		$7.660

Income (Loss) From Operations

Net investment income(2)	$0.157		$0.276	$0.266		$0.058
Net realized and unrealized gain (loss)	0.082		(0.086)	0.422		0.321

Total income from operations	$0.239		$0.190	$0.688		$0.379

Less Distributions

From net investment income	$(0.179)		$(0.380)	$(0.408)		$(0.099)

Total distributions	$(0.179)		$(0.380)	$(0.408)		$(0.099)

Net asset value — End of period	$8.090		$8.030	$8.220		$7.940

Total Return(3)	3.01	%(4)	2.33%	8.84%		4.97	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,270		$1,122	$577		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.40	%(7)	1.33%	1.26%		1.33	%(7)
Net investment income	3.92	%(7)	3.38%	3.26%		2.98	%(7)
Portfolio Turnover of the Fund(8)	12	%(4)	8%	19%		11	%(9)
Portfolio Turnover of the Fund, excluding contributions and withdrawals	—		—	15%		33	%(9)
Portfolio Turnover of Boston Income Portfolio	33	%(4)	70%	75%		74	%(10)
Portfolio Turnover of Emerging Markets Local Income Portfolio	10	%(4)	16%	17%		26	%(10)
Portfolio Turnover of Floating Rate Portfolio	19	%(4)	56%	39%		35	%(10)
Portfolio Turnover of Global Macro Absolute Return Advantage Portfolio	36	%(4)	50%	7	%(11)	—
Portfolio Turnover of Global Macro Portfolio	18	%(4)	33%	19%		25	%(10)
Portfolio Turnover of Global Opportunities Portfolio	1	%(4)	10%	18	%(12)	—
Portfolio Turnover of High Income Opportunities Portfolio	38	%(4)	78%	79%		72	%(10)
Portfolio Turnover of International Income Portfolio	19	%(4)	31%	45%		28	%(10)
Portfolio Turnover of Short Duration High Income Portfolio	1	%(13)	—	—		—
Portfolio Turnover of Short-Term U.S. Government Portfolio	6	%(4)	6%	26%		34	%(10)

(1)	For the period from commencement of operations on August 3, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.
(9)	For the Fund’s year ended October 31, 2009.
(10)	For the Portfolio’s year ended October 31, 2009.
(11)	For the period from the Portfolio’s start of business, August 31, 2010, to October 31, 2010.
(12)	For the period from the Portfolio’s start of business, November 20, 2009, to October 31, 2010.
(13)	For the period from the Portfolio’s start of business, February 21, 2012, to April 30, 2012.

See Notes to Financial Statements.
13

Eaton Vance
Strategic Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in the following ten portfolios managed by Eaton Vance Management (EVM) or its affiliates: Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Boston Income Portfolio, Emerging Markets Local Income Portfolio, Floating Rate Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Macro Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio, International Income Portfolio, Short Duration High Income Portfolio and Short-Term U.S. Government Portfolio (11.8%, 17.9%, 5.4%, 16.7%, 11.7%, 84.4%, 18.7%, 65.7%, 84.4% and 0.03%, respectively, at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR Database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policies common to the Portfolios are as follows:

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolios’ Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolios’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are

14

Eaton Vance
Strategic Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that fairly reflects the security’s value, or the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Additional valuation policies for Global Macro Portfolio, Global Opportunities Portfolio, Emerging Markets Local Income Portfolio, International Income Portfolio and Short-Term U.S. Government Portfolio are as follows: Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers.

Additional valuation policies for Boston Income Portfolio, Floating Rate Portfolio, High Income Opportunities Portfolio and Short Duration High Income Portfolio are as follows: Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other portfolios managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios.

B Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios and other income, less all actual and accrued expenses of the Fund. Interest income on direct investments in securities is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance
Strategic Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ adviser fee. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2012, the Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $8,735,914 and the adviser fees paid by the Fund on Investable Assets amounted to $4,789. For the six months ended April 30, 2012, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.57% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $43,386 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $178,070 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

16

Eaton Vance
Strategic Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $2,031,253 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $483,690 and $3,322,536 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $47,465,000 and $71,470,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $1,585 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $161,230, $1,107,512 and $1,585 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $5,200, $157,200 and $71,700 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Boston Income Portfolio	$180,166,079	$1,782,143
Emerging Markets Local Income Portfolio	—	9,153,199
Floating Rate Portfolio	897,692	153,150,707
Global Macro Absolute Return Advantage Portfolio	80,402,642	—
Global Macro Portfolio	34,127,402	316,464,061
Global Opportunities Portfolio	—	37,800,000
High Income Opportunities Portfolio	16,300,000	7,381,673
International Income Portfolio	17,179,906	1,554,000
Short Duration High Income Portfolio	42,200,000	—
Short-Term U.S. Government Portfolio	—	—

17

Eaton Vance
Strategic Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	23,496,090	74,102,369
Issued to shareholders electing to receive payments of distributions in Fund shares	4,349,083	8,859,884
Redemptions	(40,010,028)	(81,307,590)
Exchange from Class B shares	964,092	2,467,270

Net increase (decrease)	(11,200,763)	4,121,933

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	505,927	3,001,218
Issued to shareholders electing to receive payments of distributions in Fund shares	260,251	533,850
Redemptions	(1,526,187)	(3,934,224)
Exchange to Class A shares	(1,021,304)	(2,613,729)

Net decrease	(1,781,313)	(3,012,885)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	11,254,211	41,305,444
Issued to shareholders electing to receive payments of distributions in Fund shares	1,880,235	3,329,664
Redemptions	(13,619,436)	(27,568,467)

Net increase (decrease)	(484,990)	17,066,641

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	15,529,110	45,765,476
Issued to shareholders electing to receive payments of distributions in Fund shares	900,346	1,275,315
Redemptions	(13,501,634)	(26,232,325)

Net increase	2,927,822	20,808,466

18

Eaton Vance
Strategic Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class R	(Unaudited)	October 31, 2011

Sales	53,391	100,407
Issued to shareholders electing to receive payments of distributions in Fund shares	3,471	5,257
Redemptions	(39,568)	(36,223)

Net increase	17,294	69,441

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$3,055,744,609	$—	$—	$3,055,744,609
Short-Term Investments	—	1,784,844	—	1,784,844

Total Investments	$3,055,744,609	$1,784,844	$—	$3,057,529,453

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

19

Eaton Vance
Strategic Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance
Strategic Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Strategic Income Fund (the “Fund”) with Eaton Vance Management as well as the continuation of the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”), in which the Fund is authorized to invest, with Boston Management and Research (“BMR”), an affiliate of Eaton Vance Management with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. The Adviser allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management. In approving the advisory agreements, the Board noted that Eaton Vance Management would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing.

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Eaton Vance
Strategic Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board also considered the performance of the underlying Portfolio and the underlying Funds. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by Eaton Vance Management pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with its relationship with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

22

Eaton Vance
Strategic Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Strategic Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Strategic Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance
Strategic Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

028-06/12	SISRC

Eaton Vance Global Macro Absolute Return Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Global Macro Absolute Return Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Report of Independent Registered Public Accounting Firm	51
Board of Trustees’ Contract Approval	52
Officers and Trustees	55
Important Notices	56

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2012
Portfolio Managers Mark S. Venezia, CFA, John R. Baur, Michael A. Cirami, CFA, and Eric A. Stein, CFA
Performance1,2

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	6/27/2007	1.70%	0.51%	5.21%
Class A with 4.75% Maximum Sales Charge	—	-3.16	-4.25	4.16
Class C at NAV	10/1/2009	1.44	-0.11	2.39
Class C with 1% Maximum Sales Charge	—	0.44	-1.08	2.39
Class I at NAV	6/27/2007	1.86	0.81	5.49
Class R at NAV	4/8/2010	1.60	0.31	1.81
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	6/27/2007	0.01%	0.05%	1.01%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R

	1.14%	1.84%	0.85%	1.34%
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Exposure (% of net assets)5

Serbia	5.8%
Malaysia	5.1
China	5.0
Philippines	4.0
South Korea	4.0
Platinum	3.7
Turkey	3.5
Mexico	3.3
Hong Kong	3.2
India	2.5
Singapore	2.2
Poland	2.2
Nigeria	2.0
Norway	2.0
Uruguay	2.0
Chile	1.9
Sri Lanka	1.7
Dominican Republic	1.1
Sweden	1.0
Romania	1.0
Georgia	0.6
Uganda	0.5
Brazil	0.2
Zambia	0.1
Costa Rica	0.0	*
Croatia	0.0	*
United Kingdom	0.0	*
Hungary	-0.1
United States	-0.3
Gold	-0.4
Australia	-0.5
Russia	-1.0
Switzerland	-2.0
Japan	-2.1
South Africa	-2.4
Taiwan	-5.1
Euro	-17.4

Total Long	58.6

Total Short	-31.3

Total Net	27.3

* Amount is less than 0.005%.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Global Macro Absolute Return Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,017.00	$6.42	1.28%
Class C	$1,000.00	$1,014.40	$9.97	1.99%
Class I	$1,000.00	$1,018.60	$4.92	0.98%
Class R	$1,000.00	$1,016.00	$7.47	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.42	1.28%
Class C	$1,000.00	$1,015.00	$9.97	1.99%
Class I	$1,000.00	$1,020.00	$4.92	0.98%
Class R	$1,000.00	$1,017.50	$7.47	1.49%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Global Macro Portfolio, at value (identified cost, $6,571,137,145)	$6,645,874,024
Receivable for Fund shares sold	32,490,915

Total assets	$6,678,364,939

Liabilities

Payable for Fund shares redeemed	$28,709,975
Distributions payable	7,290,948
Payable to affiliates:
Distribution and service fees	1,189,989
Trustees’ fees	42
Accrued expenses	1,217,792

Total liabilities	$38,408,746

Net Assets	$6,639,956,193

Sources of Net Assets

Paid-in capital	$6,727,566,439
Accumulated net realized loss from Portfolio	(87,562,139)
Accumulated distributions in excess of net investment income	(74,784,986)
Net unrealized appreciation from Portfolio	74,736,879

Total	$6,639,956,193

Class A Shares

Net Assets	$1,666,049,393
Shares Outstanding	167,415,615
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.95
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.45

Class C Shares

Net Assets	$931,732,909
Shares Outstanding	93,582,183
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.96

Class I Shares

Net Assets	$4,041,447,719
Shares Outstanding	406,466,278
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.94

Class R Shares

Net Assets	$726,172
Shares Outstanding	72,885
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest allocated from Portfolio (net of foreign taxes, $764,301)	$163,781,994
Expenses allocated from Portfolio	(28,641,107)

Total investment income from Portfolio	$135,140,887

Expenses

Distribution and service fees
Class A	$2,560,773
Class C	4,890,891
Class R	1,778
Trustees’ fees and expenses	250
Custodian fee	19,449
Transfer and dividend disbursing agent fees	2,380,992
Legal and accounting services	36,020
Printing and postage	473,047
Registration fees	82,479
Miscellaneous	25,824

Total expenses	$10,471,503

Net investment income	$124,669,384

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(119,958,001)
Securities sold short	4,170,147
Futures contracts	(3,610,112)
Swap contracts	488,029
Forward commodity contracts	(7,564,556)
Foreign currency and forward foreign currency exchange contract transactions	104,259,669

Net realized loss	$(22,214,824)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $9,874,031 from precious metals)	$55,854,656
Securities sold short	321,386
Futures contracts	(6,373,847)
Swap contracts	(5,341,608)
Forward commodity contracts	12,297,109
Foreign currency and forward foreign currency exchange contracts	(49,169,965)

Net change in unrealized appreciation (depreciation)	$7,587,731

Net realized and unrealized loss	$(14,627,093)

Net increase in net assets from operations	$110,042,291

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$124,669,384	$211,082,793
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(22,214,824)	(137,096,218)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	7,587,731	(36,650,634)

Net increase in net assets from operations	$110,042,291	$37,335,941

Distributions to shareholders —
From net investment income
Class A	$(30,744,440)	$(81,823,188)
Class C	(14,080,743)	(37,424,797)
Class I	(73,159,478)	(151,730,795)
Class R	(12,104)	(32,334)
Tax return of capital
Class A	—	(6,843,971)
Class C	—	(3,130,338)
Class I	—	(12,691,282)
Class R	—	(2,704)

Total distributions to shareholders	$(117,996,765)	$(293,679,409)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$389,584,608	$560,439,123
Class C	87,416,690	91,125,513
Class I	1,101,207,495	2,141,810,659
Class R	138,641	162,203
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	28,147,582	75,542,871
Class C	10,558,427	28,507,062
Class I	34,245,517	74,082,063
Class R	12,087	34,733
Cost of shares redeemed
Class A	(536,279,720)	(1,262,777,663)
Class C	(212,780,445)	(379,543,400)
Class I	(746,849,787)	(2,053,258,833)
Class R	(126,503)	(553,696)

Net increase (decrease) in net assets from Fund share transactions	$155,274,592	$(724,429,365)

Net increase (decrease) in net assets	$147,320,118	$(980,772,833)

Net Assets

At beginning of period	$6,492,636,075	$7,473,408,908

At end of period	$6,639,956,193	$6,492,636,075

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(74,784,986)	$(81,457,605)

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012									Period Ended
	(Unaudited)		2011		2010	2009		2008		October 31, 2007(1)

Net asset value — Beginning of period	$9.960		$10.320		$10.360	$9.830		$10.220		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.188		$0.289		$0.226	$0.460		$0.499		$0.123
Net realized and unrealized gain (loss)	(0.020)		(0.247)		0.269	0.649		(0.247)		0.201

Total income from operations	$0.168		$0.042		$0.495	$1.109		$0.252		$0.324

Less Distributions

From net investment income	$(0.178)		$(0.371)		$(0.067)	$(0.571)		$(0.605)		$(0.225)
From net realized gain	—		—		—	(0.008)		(0.037)		—
Tax return of capital	—		(0.031)		(0.468)	—		—		—

Total distributions	$(0.178)		$(0.402)		$(0.535)	$(0.579)		$(0.642)		$(0.225)

Capital contribution from administrator(2)	$—		$—		$—	$—		$—		$0.121

Net asset value — End of period	$9.950		$9.960		$10.320	$10.360		$9.830		$10.220

Total Return(3)	1.70	%(4)	0.40%		4.89%	11.53%		2.49%		4.50	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,666,049		$1,786,581		$2,489,211	$209,714		$38,178		$25
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.28	%(8)(9)	1.14	%(9)	1.00%	1.24	%(10)	1.10	%(10)	1.05	%(8)(10)
Net investment income	3.81	%(8)	2.83%		2.18%	4.56%		4.90%		3.55	%(8)
Portfolio Turnover of the Portfolio	18	%(4)	33%		19%	25%		26%		45	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 3.99%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.27% and 0.10% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(10)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.33% and 673.39% of average daily net assets for the years ended October 31, 2009 and 2008, and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011		2010	October 31, 2009(1)

Net asset value — Beginning of period	$9.960		$10.320		$10.350	$10.300

Income (Loss) From Operations

Net investment income (loss)(2)	$0.154		$0.217		$0.146	$(0.012)
Net realized and unrealized gain (loss)	(0.012)		(0.249)		0.282	0.104

Total income (loss) from operations	$0.142		$(0.032)		$0.428	$0.092

Less Distributions

From net investment income	$(0.142)		$(0.303)		$(0.057)	$(0.042)
Tax return of capital	—		(0.025)		(0.401)	—

Total distributions	$(0.142)		$(0.328)		$(0.458)	$(0.042)

Net asset value — End of period	$9.960		$9.960		$10.320	$10.350

Total Return(3)	1.44	%(4)	(0.33)%		4.21%	0.89	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$931,733		$1,047,345		$1,349,700	$39,020
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.99	%(7)(8)	1.84	%(8)	1.71%	1.97	%(7)(9)
Net investment income (loss)	3.11	%(7)	2.13%		1.41%	(1.41	)%(7)
Portfolio Turnover of the Portfolio	18	%(4)	33%		19%	25	%(10)

(1)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Includes interest expense primarily on securities sold short of 0.27% and 0.10% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(9)	The administrator subsidized certain operating expenses (equal to 0.08% of average daily net assets for the period ended October 31, 2009).
(10)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012									Period Ended
	(Unaudited)		2011		2010	2009		2008		October 31, 2007(1)

Net asset value — Beginning of period	$9.950		$10.310		$10.340	$9.820		$10.210		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.203		$0.318		$0.245	$0.504		$0.464		$0.146
Net realized and unrealized gain (loss)	(0.020)		(0.247)		0.285	0.623		(0.181)		0.243

Total income from operations	$0.183		$0.071		$0.530	$1.127		$0.283		$0.389

Less Distributions

From net investment income	$(0.193)		$(0.398)		$(0.070)	$(0.599)		$(0.636)		$(0.235)
From net realized gain	—		—		—	(0.008)		(0.037)		—
Tax return of capital	—		(0.033)		(0.490)	—		—		—

Total distributions	$(0.193)		$(0.431)		$(0.560)	$(0.607)		$(0.673)		$(0.235)

Capital contribution from administrator(2)	$—		$—		$—	$—		$—		$0.056

Net asset value — End of period	$9.940		$9.950		$10.310	$10.340		$9.820		$10.210

Total Return(3)	1.86	%(4)	0.68%		5.24%	11.87%		2.69%		4.50	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,041,448		$3,658,008		$3,633,407	$147,589		$16,291		$10
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.98	%(8)(9)	0.85	%(9)	0.71%	0.94	%(10)	0.80	%(10)	0.75	%(8)(10)
Net investment income	4.10	%(8)	3.13%		2.36%	5.01%		4.59%		4.15	%(8)
Portfolio Turnover of the Portfolio	18	%(4)	33%		19%	25%		26%		45	%(4)

(1)	For the period from the start of business, June 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Absent a capital contribution by the administrator for the period from the start of business, June 27, 2007, to October 31, 2007, total return would have been 3.99%.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.27% and 0.11% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(10)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.33% and 673.39% of average daily net assets for the years ended October 31, 2009 and 2008, and the period from the start of business, June 27, 2007, to October 31, 2007, respectively).

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$9.970		$10.330		$10.380

Income (Loss) From Operations

Net investment income(2)	$0.179		$0.269		$0.062
Net realized and unrealized gain (loss)	(0.021)		(0.249)		0.138

Total income from operations	$0.158		$0.020		$0.200

Less Distributions

From net investment income	$(0.168)		$(0.351)		$(0.031)
Tax return of capital	—		(0.029)		(0.219)

Total distributions	$(0.168)		$(0.380)		$(0.250)

Net asset value — End of period	$9.960		$9.970		$10.330

Total Return(3)	1.60	%(4)	0.18%		1.94	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$726		$702		$1,091
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.49	%(7)(8)	1.34	%(8)	1.18	%(7)
Net investment income	3.62	%(7)	2.63%		1.06	%(7)
Portfolio Turnover of the Portfolio	18	%(4)	33%		19	%(9)

(1)	For the period from commencement of operations on April 8, 2010 to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Includes interest expense primarily on securities sold short of 0.27% and 0.10% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(9)	For the Portfolio’s year ended October 31, 2010.

See Notes to Financial Statements.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (84.3% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $28,900,024 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal Income or excise tax. Such capital loss carryforward will expire on October 31, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2012, the Fund incurred no adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $154,092 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $113,893 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $2,560,773 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $3,668,168 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets atrributable to Class R shares. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $889 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $1,222,723 and $889 for Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $67,000 and $28,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $355,553,812 and $332,153,009, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	39,107,616	54,934,025
Issued to shareholders electing to receive payments of distributions in Fund shares	2,831,087	7,417,025
Redemptions	(53,892,754)	(124,213,440)

Net decrease	(11,954,051)	(61,862,390)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	8,773,469	8,910,114
Issued to shareholders electing to receive payments of distributions in Fund shares	1,061,387	2,798,435
Redemptions	(21,366,635)	(37,383,758)

Net decrease	(11,531,779)	(25,675,209)

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	110,595,441	209,885,377
Issued to shareholders electing to receive payments of distributions in Fund shares	3,446,573	7,284,871
Redemptions	(75,163,176)	(202,075,858)

Net increase	38,878,838	15,094,390

	Six Months Ended
	April 30, 2012	Year Ended
Class R	(Unaudited)	October 31, 2011

Sales	13,929	15,924
Issued to shareholders electing to receive payments of distributions in Fund shares	1,215	3,405
Redemptions	(12,693)	(54,533)

Net increase (decrease)	2,451	(35,204)

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments

Foreign Government Bonds — 32.8%

		Principal
Security		Amount	Value

Albania — 0.2%

Republic of Albania, 7.50%, 11/4/15	EUR	10,114,000	$12,567,896

Total Albania			$12,567,896

Bermuda — 0.2%

Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$18,480,290

Total Bermuda			$18,480,290

Brazil — 3.4%

Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	481,020,378	$269,347,701

Total Brazil			$269,347,701

Chile — 1.8%

Government of Chile, 3.00%, 1/1/15(2)	CLP	29,989,831,275	$62,992,617
Government of Chile, 6.00%, 3/1/17	CLP	2,390,000,000	5,020,769
Government of Chile, 6.00%, 3/1/18	CLP	35,685,000,000	75,111,665

Total Chile			$143,125,051

Congo — 0.2%

Republic of Congo, 3.00%, 6/30/29(3)	USD	20,463,000	$16,165,770

Total Congo			$16,165,770

Costa Rica — 0.0%(4)

Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,399,764,602	$2,247,388
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	156,046,588	295,212

Total Costa Rica			$2,542,600

Dominican Republic — 1.0%

Dominican Republic, 16.00%, 7/10/20(1)	DOP	585,000,000	$15,145,395
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(5)	DOP	118,000,000	3,015,729
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 16.00%, 7/10/20(5)	DOP	2,439,100,000	62,580,614

Total Dominican Republic			$80,741,738

Georgia — 0.4%

Georgia Treasury Bond, 7.40%, 4/19/14	GEL	5,313,000	$3,223,611
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,095,086
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	626,186
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,007,257
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,624,056
Georgia Treasury Bond, 14.80%, 8/12/12	GEL	15,610,000	9,759,959

Total Georgia			$33,336,155

Germany — 0.3%

Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,122,530

Total Germany			$23,122,530

Greece — 0.0%(4)

Hellenic Republic Government Bond (GDP-Linked), 0.00% to 2015, 10/15/42(6)	EUR	4,654,100	$32,343

Total Greece			$32,343

Hungary — 1.8%

National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,880,429
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	45,036,264
Republic of Hungary, 4.375%, 7/4/17	EUR	42,073,000	48,663,708
Republic of Hungary, 4.50%, 1/29/14	EUR	19,886,000	25,588,690
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,609,705

Total Hungary			$138,778,796

Macedonia — 0.1%

Republic of Macedonia, 4.625%, 12/8/15	EUR	8,380,000	$10,524,667

Total Macedonia			$10,524,667

Mexico — 3.2%

Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$101,222,070
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	64,469,766
Mexican Bonos, 9.00%, 6/20/13	MXN	1,096,655,000	88,322,656

Total Mexico			$254,014,492

Philippines — 1.1%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	3,480,000,000	$86,619,854

Total Philippines			$86,619,854

Romania — 0.5%

Romania Government International Bond, 6.75%, 2/7/22(1)	USD	39,934,000	$42,038,841

Total Romania			$42,038,841

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
Security		Amount	Value

Serbia — 4.4%

Serbia Treasury Bill, 0.00%, 7/12/12	RSD	166,180,000	$1,922,427
Serbia Treasury Bill, 0.00%, 8/9/12	RSD	6,528,500,000	74,946,346
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	7,673,410,000	87,218,900
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	5,500,190,000	60,726,171
Serbia Treasury Bill, 0.00%, 1/24/13	RSD	235,430,000	2,547,584
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	13,717,865
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	29,546,818
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	3,674,608
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	43,006,215
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	7,541,655
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	7,165,333
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	10,611,925

Total Serbia			$342,625,847

South Africa — 3.3%

Republic of South Africa, 2.50%, 1/31/17(2)	ZAR	240,227,664	$33,578,502
Republic of South Africa, 2.60%, 3/31/28(2)	ZAR	398,357,281	53,793,492
Republic of South Africa, 2.75%, 1/31/22(2)	ZAR	403,706,324	56,297,176
Republic of South Africa, 5.50%, 12/7/23(2)	ZAR	242,910,894	42,811,391
Republic of South Africa, 6.50%, 6/2/14	USD	67,231,000	74,458,332

Total South Africa			$260,938,893

Sri Lanka — 1.0%

Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$36,942,925
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,010,000	1,032,725
Sri Lanka Government Bond, 6.85%, 10/15/12	LKR	250,000,000	1,887,268
Sri Lanka Government Bond, 6.90%, 8/1/12	LKR	850,000,000	6,476,061
Sri Lanka Government Bond, 8.50%, 1/15/13	LKR	3,123,380,000	23,552,541
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	455,470,000	3,468,201
Sri Lanka Government Bond, 13.50%, 7/1/12	LKR	200,000,000	1,548,800

Total Sri Lanka			$74,908,521

Supranational — 0.1%

European Financial Stability Facility, 0.40%, 3/12/13	EUR	1,108,120	$1,464,319
European Financial Stability Facility, 1.00%, 3/12/14(3)	EUR	1,108,120	1,468,019

Total Supranational			$2,932,338

Turkey — 6.7%

Turkey Government Bond, 0.00%, 8/8/12	TRY	144,375,000	$80,285,242
Turkey Government Bond, 0.00%, 11/7/12	TRY	416,492,400	225,924,450
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	41,660,987	23,021,772
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	263,646,492	156,724,235
Turkey Government Bond, 8.00%, 10/9/13	TRY	75,000,000	42,000,000

Total Turkey			$527,955,699

Uruguay — 0.7%

Monetary Regulation Bill, 0.00%, 1/11/13	UYU	94,370,000	$4,455,567
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	181,000,000	8,074,386
Monetary Regulation Bill, 0.00%, 9/9/13	UYU	659,761,000	29,464,385
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	26,431,039	1,297,938
Republic of Uruguay, 4.375%, 12/15/28(2)	UYU	227,653,660	13,002,194

Total Uruguay			$56,294,470

Venezuela — 2.4%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	103,797,000	$74,733,840
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	43,665,000	37,224,413
Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	78,773,000	78,379,135

Total Venezuela			$190,337,388

Total Foreign Government Bonds
(identified cost $2,570,488,104)			$2,587,431,880

Foreign Corporate Bonds & Notes — 0.1%

		Principal
Security		Amount	Value

Chile — 0.1%

JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,778,919	$4,008,337

Total Chile
(identified cost $3,000,000)			$4,008,337

Total Foreign Corporate Bonds & Notes
(identified cost $3,000,000)			$4,008,337

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

Debt Obligations — United States — 26.7%

Corporate Bonds & Notes — 0.0%(4)

	Principal
Security	Amount	Value

Eaton Corp., 8.875%, 6/15/19	$500,000	$682,036

Total Corporate Bonds & Notes
(identified cost $525,986)		$682,036

Collateralized Mortgage Obligations — 1.5%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$277,465	$321,957
Series 1548, Class Z, 7.00%, 7/15/23	314,637	358,371
Series 1650, Class K, 6.50%, 1/15/24	1,986,545	2,166,747
Series 1817, Class Z, 6.50%, 2/15/26	265,206	287,077
Series 1927, Class ZA, 6.50%, 1/15/27	965,351	1,048,023
Series 2127, Class PG, 6.25%, 2/15/29	1,253,805	1,333,057
Series 2344, Class ZD, 6.50%, 8/15/31	2,013,513	2,236,744
Series 2458, Class ZB, 7.00%, 6/15/32	3,056,693	3,511,663

		$11,263,639

Federal National Mortgage Association:
Series 1992-180, Class F, 1.40%, 10/25/22(7)	$1,089,518	$1,108,609
Series 1993-16, Class Z, 7.50%, 2/25/23	1,106,203	1,283,344
Series 1993-79, Class PL, 7.00%, 6/25/23	811,312	924,070
Series 1993-104, Class ZB, 6.50%, 7/25/23	303,230	340,340
Series 1993-121, Class Z, 7.00%, 7/25/23	4,679,983	5,312,544
Series 1993-141, Class Z, 7.00%, 8/25/23	853,299	968,041
Series 1994-42, Class ZQ, 7.00%, 4/25/24	5,297,068	6,054,716
Series 1994-79, Class Z, 7.00%, 4/25/24	975,309	1,113,860
Series 1994-89, Class ZQ, 8.00%, 7/25/24	730,452	867,331
Series 1996-35, Class Z, 7.00%, 7/25/26	261,001	301,143
Series 1998-16, Class H, 7.00%, 4/18/28	725,749	838,477
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,269,295	1,468,352
Series 1999-25, Class Z, 6.00%, 6/25/29	1,887,357	2,112,316
Series 2000-2, Class ZE, 7.50%, 2/25/30	323,376	382,775
Series 2000-49, Class A, 8.00%, 3/18/27	937,880	1,122,104
Series 2001-31, Class ZA, 6.00%, 7/25/31	12,335,475	13,810,942
Series 2001-37, Class GA, 8.00%, 7/25/16	77,610	83,804
Series 2001-74, Class QE, 6.00%, 12/25/31	4,274,543	4,802,743
Series 2009-48, Class WA, 5.859%, 7/25/39(8)	12,164,788	13,727,803
Series 2011-38, Class SA, 12.784%, 5/25/41(9)	18,708,919	19,917,559
Series G48, Class Z, 7.10%, 12/25/21	920,761	1,045,703
Series G92-60, Class Z, 7.00%, 10/25/22	2,200,321	2,471,825
Series G93-1, Class K, 6.675%, 1/25/23	1,362,215	1,547,665
Series G93-31, Class PN, 7.00%, 9/25/23	4,131,339	4,742,588
Series G93-41, Class ZQ, 7.00%, 12/25/23	8,585,052	9,858,977
Series G94-7, Class PJ, 7.50%, 5/17/24	1,332,827	1,564,894

		$97,772,525

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$967,077	$1,096,218
Series 1996-22, Class Z, 7.00%, 10/16/26	770,786	878,976
Series 1999-42, Class Z, 8.00%, 11/16/29	2,076,645	2,399,167
Series 2000-21, Class Z, 9.00%, 3/16/30	3,078,100	3,830,990
Series 2001-35, Class K, 6.45%, 10/26/23	310,735	351,257
Series 2002-48, Class OC, 6.00%, 9/16/30	1,162,088	1,182,379

		$9,738,987

Total Collateralized Mortgage Obligations
(identified cost $112,135,419)		$118,775,151

Commercial Mortgage-Backed Securities — 0.4%

	Principal
Security	Amount	Value

JPMCC, Series 2005-LDP5, Class AM, 5.414%, 12/15/44(8)	$9,960,000	$10,828,303
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(8)	4,802,636	5,056,721
WBCMT, Series 2004-C12, Class MAD, 5.439%, 7/15/41(1)(8)	9,542,775	10,176,501
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42(8)	6,000,000	6,569,025

Total Commercial Mortgage-Backed Securities
(identified cost $30,612,103)		$32,630,550

Mortgage Pass-Throughs — 19.4%

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.:
2.915%, with maturity at 2035(10)	$6,241,984	$6,574,269
3.375%, with maturity at 2029(10)	1,191,076	1,224,436
3.628%, with maturity at 2023(10)	351,154	369,534
4.332%, with maturity at 2030(10)	1,663,740	1,809,836
4.50%, with maturity at 2018	3,568,199	3,817,810
5.00%, with various maturities to 2019	4,265,493	4,601,734
5.50%, with various maturities to 2019	12,459,572	13,514,523
6.00%, with various maturities to 2035(11)	70,559,889	80,317,954
6.50%, with various maturities to 2033	57,911,162	67,131,780

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

6.60%, with maturity at 2030	$2,693,664	$3,243,549
7.00%, with various maturities to 2036	53,882,072	63,931,743
7.31%, with maturity at 2026	257,150	311,752
7.50%, with various maturities to 2035	30,025,163	36,200,288
7.95%, with maturity at 2022	430,103	507,245
8.00%, with various maturities to 2031	7,969,125	9,793,146
8.15%, with maturity at 2021	215,319	254,979
8.30%, with maturity at 2021	72,964	86,384
8.47%, with maturity at 2018	155,616	179,630
8.50%, with various maturities to 2028	1,127,376	1,386,762
9.00%, with various maturities to 2027	2,083,760	2,514,462
9.50%, with maturity at 2027	246,245	305,106
9.75%, with maturity at 2016	4,028	4,595
10.00%, with various maturities to 2020	644,192	745,204
10.50%, with maturity at 2021	389,715	451,212
11.00%, with maturity at 2016	442,421	483,640

		$299,761,573

Federal National Mortgage Association:
2.275%, with maturity at 2028(10)	$256,702	$268,173
2.456%, with maturity at 2022(10)	2,047,609	2,105,284
2.46%, with maturity at 2027(10)	412,711	425,643
2.464%, with maturity at 2038(10)	1,440,039	1,497,336
2.471%, with various maturities to 2033(10)	21,725,472	22,518,899
2.474%, with various maturities to 2035(10)	25,633,841	26,713,027
2.52%, with maturity at 2035(10)	5,634,439	5,839,093
2.624%, with maturity at 2025(10)	1,592,538	1,654,276
2.824%, with maturity at 2024(10)	1,094,199	1,142,501
3.481%, with maturity at 2023(10)	142,488	148,858
3.659%, with maturity at 2034(10)	3,921,416	4,248,246
3.821%, with maturity at 2035(10)	13,419,533	14,574,445
4.221%, with maturity at 2035(10)	9,709,902	10,562,548
4.50%, with various maturities to 2018	4,733,401	5,085,818
5.00%, with various maturities to 2019(11)	25,877,191	28,031,265
5.50%, with various maturities to 2023(11)	21,091,228	23,076,574
6.00%, with various maturities to 2035	331,155,795	372,474,636
6.324%, with maturity at 2032(10)	4,079,177	4,437,378
6.50%, with various maturities to 2036	190,650,488	217,413,643
7.00%, with various maturities to 2036	138,570,352	165,525,412
7.002%, with maturity at 2025(10)	151,160	161,647
7.50%, with various maturities to 2037	97,071,588	117,877,490
8.00%, with various maturities to 2030	7,194,886	8,783,900
8.50%, with various maturities to 2037	10,495,202	13,028,895
9.00%, with various maturities to 2032	3,619,510	4,388,462
9.081%, with maturity at 2028(8)	541,479	620,558
9.50%, with various maturities to 2031	2,997,836	3,585,279
10.50%, with maturity at 2029	322,305	384,302
10.673%, with maturity at 2027(8)	523,029	600,725
11.00%, with maturity at 2016	17,803	19,055
11.50%, with maturity at 2031	491,533	634,196

		$1,057,827,564

Government National Mortgage Association:
2.00%, with maturity at 2024(10)	$605,223	$630,253
6.00%, with various maturities to 2033	59,102,144	68,850,864
6.50%, with various maturities to 2032	6,285,003	7,361,811
7.00%, with various maturities to 2035	48,139,606	57,660,892
7.50%, with various maturities to 2031	7,921,273	9,394,415
7.75%, with maturity at 2019	33,150	38,916
8.00%, with various maturities to 2034	19,622,322	23,536,089
8.30%, with various maturities to 2020	108,900	120,658
8.50%, with various maturities to 2021	1,092,526	1,238,327
9.00%, with various maturities to 2025	423,599	509,559
9.50%, with various maturities to 2026	1,450,226	1,808,356

		$171,150,140

Total Mortgage Pass-Throughs
(identified cost $1,466,819,279)		$1,528,739,277

U.S. Government Agency Obligations — 5.4%

	Principal
Security	Amount	Value

Federal Home Loan Bank:
4.125%, 12/13/19	$20,000,000	$23,339,340
4.125%, 3/13/20	65,000,000	76,211,590
4.50%, 9/13/19	48,275,000	57,130,808
4.625%, 9/11/20	19,325,000	23,387,212
5.25%, 12/11/20	11,545,000	14,615,081
5.25%, 12/9/22	12,150,000	15,447,291
5.365%, 9/9/24	12,700,000	16,239,058
5.375%, 5/15/19	27,930,000	34,773,995
5.375%, 9/30/22	49,780,000	63,300,099
5.375%, 8/15/24	22,000,000	28,248,308
5.625%, 6/11/21	12,850,000	16,549,913
5.75%, 6/12/26	14,850,000	19,529,443

		$388,772,138

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

	Principal
Security	Amount	Value

United States Agency for International Development — Israel
5.50%, 12/4/23	$5,000,000	$6,437,775
5.50%, 4/26/24	22,500,000	28,917,225

		$35,355,000

Total U.S. Government Agency Obligations
(identified cost $370,420,051)		$424,127,138

U.S. Treasury Obligations — 0.0%(4)

	Principal
Security	Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21(11)	$1,500,000	$2,267,109

Total U.S. Treasury Obligations
(identified cost $1,721,753)		$2,267,109

Total Debt Obligations — United States
(identified cost $1,982,234,591)		$2,107,221,261

Precious Metals — 6.0%

Description	Troy Ounces	Value

Gold(12)	184,663	$307,653,985
Platinum(12)	104,260	163,401,234

Total Precious Metals
(identified cost $473,601,481)		$471,055,219

Currency Options Purchased — 0.0%(4)

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Australian Dollar Put Option	AUD	70,730	AUD	1.00	8/8/12	$829,461
Australian Dollar Put Option	AUD	22,310	AUD	1.00	8/8/12	261,633
Australian Dollar Put Option	AUD	22,310	AUD	1.00	8/8/12	261,633
Australian Dollar Put Option	AUD	99,020	AUD	1.00	8/8/12	1,161,222
Euro Put Option	EUR	193,597	EUR	1.17	5/3/12	—

Total Currency Options Purchased
(identified cost $13,764,612)						$2,513,949

Interest Rate Swaptions — 0.0%(4)

		Expiration	Notional
Description	Counterparty	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$2,574,760

Total Interest Rate Swaptions
(identified cost $6,205,080)				$2,574,760

Put Options Purchased — 0.0%(4)

	Number of
	Contracts	Strike		Expiration
Description	(000’s omitted)	Price		Date	Value

KOSPI 200 Index	801,640	KRW	200	10/11/12	$769,206
KOSPI 200 Index	134,100	KRW	200	12/13/12	226,565

Total Put Options Purchased
(identified cost $10,766,330)					$995,771

Short-Term Investments — 41.5%

Foreign Government Securities — 22.5%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 2.4%

Croatia Treasury Bill, 0.00%, 5/10/12	EUR	3,637	$4,810,515
Croatia Treasury Bill, 0.00%, 5/17/12	EUR	7,010	9,266,347
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	13,976	18,455,951
Croatia Treasury Bill, 0.00%, 6/7/12	EUR	5,800	7,653,700
Croatia Treasury Bill, 0.00%, 6/14/12	EUR	28,443	37,506,750
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	6,864	9,037,951
Croatia Treasury Bill, 0.00%, 7/5/12	EUR	7,310	9,617,853
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	2,368	3,076,290
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	7,010	9,099,132
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	3,672	4,762,327
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	9,109	11,803,747
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	7,340	9,446,347
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	3,436	4,417,531
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	4,668,368
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	8,906,382
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,396,583
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	9,089,032
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	9,440,386
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	9,010,783

Total Croatia			$186,465,975

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Georgia — 0.9%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	11,900	$11,922,208
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	11,700	11,754,118
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	12,336,261
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	17,879,360
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	11,970	12,154,844
Georgia Treasury Bill, 0.00%, 1/17/13	GEL	2,000	1,164,746
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	10,840	6,237,365

Total Georgia			$73,448,902

Hong Kong — 3.3%

Hong Kong Treasury Bill, 0.00%, 5/9/12	HKD	1,949,000	$251,201,380
Hong Kong Treasury Bill, 0.00%, 6/20/12	HKD	36,000	4,639,508

Total Hong Kong			$255,840,888

Malaysia — 5.1%

Bank Negara Monetary Note, 0.00%, 5/22/12	MYR	131,280	$43,318,803
Bank Negara Monetary Note, 0.00%, 5/24/12	MYR	183,396	60,505,958
Bank Negara Monetary Note, 0.00%, 6/14/12	MYR	278,490	91,754,001
Bank Negara Monetary Note, 0.00%, 6/26/12	MYR	198,916	65,474,245
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	333,739	109,539,599
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	106,465	34,924,360

Total Malaysia			$405,516,966

Nigeria — 2.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	2,443,000	$14,626,793
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	5,830,000	34,693,224
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	1,117,000	6,531,415
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	2,804,760	16,042,657
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	6,559,700	37,057,406
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	5,798,672	32,548,110
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	3,329,292	18,500,369

Total Nigeria			$159,999,974

Philippines — 0.8%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	342,080	$8,101,859
Philippine Treasury Bill, 0.00%, 5/9/12	PHP	81,800	1,936,637
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	112,440	2,660,893
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	1,080,040	25,531,546
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	151,280	3,568,547
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	343,580	8,092,115
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	608,540	14,315,655

Total Philippines			$64,207,252

Romania — 0.9%

Romania Treasury Bill, 0.00%, 5/2/12	RON	119,880	$35,756,232
Romania Treasury Bill, 0.00%, 6/20/12	RON	15,720	4,661,084
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,470	4,279,048
Romania Treasury Bill, 0.00%, 1/16/13	RON	81,860	23,611,171

Total Romania			$68,307,535

Serbia — 1.4%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	903,800	$10,569,398
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	3,790,560	43,929,153
Serbia Treasury Bill, 0.00%, 9/6/12	RSD	698,090	7,934,757
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	698,740	7,855,785
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	135,660	1,513,180
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	147,500	1,599,616
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	22,594,275
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	6,356,048
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	7,416,233

Total Serbia			$109,768,445

Slovakia — 1.0%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	60,300	$79,699,401

Total Slovakia			$79,699,401

South Korea — 0.9%

Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	23,359,610	$20,658,608
Korea Monetary Stabilization Bond, 0.00%, 5/15/12	KRW	23,735,240	20,976,502
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	18,809,710	16,613,458
Korea Monetary Stabilization Bond, 0.00%, 5/29/12	KRW	6,770,910	5,976,162
Korea Monetary Stabilization Bond, 0.00%, 7/3/12	KRW	7,219,500	6,350,720

Total South Korea			$70,575,450

Sri Lanka — 2.4%

Sri Lanka Treasury Bill, 0.00%, 5/11/12	LKR	272,010	$2,090,814
Sri Lanka Treasury Bill, 0.00%, 6/8/12	LKR	1,245,000	9,486,803
Sri Lanka Treasury Bill, 0.00%, 6/22/12	LKR	1,561,600	11,858,931

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Sri Lanka (continued)

Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	1,773,550	$13,378,044
Sri Lanka Treasury Bill, 0.00%, 7/20/12	LKR	1,255,000	9,446,343
Sri Lanka Treasury Bill, 0.00%, 8/3/12	LKR	1,161,300	8,703,269
Sri Lanka Treasury Bill, 0.00%, 8/31/12	LKR	700,000	5,205,200
Sri Lanka Treasury Bill, 0.00%, 9/7/12	LKR	1,276,000	9,467,465
Sri Lanka Treasury Bill, 0.00%, 9/28/12	LKR	1,157,350	8,521,881
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	2,344,040	17,238,759
Sri Lanka Treasury Bill, 0.00%, 10/5/12	LKR	706,080	5,187,516
Sri Lanka Treasury Bill, 0.00%, 10/19/12	LKR	606,300	4,439,168
Sri Lanka Treasury Bill, 0.00%, 10/26/12	LKR	1,361,770	9,948,349
Sri Lanka Treasury Bill, 0.00%, 1/18/13	LKR	1,483,200	10,536,814
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	35,434,380
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	4,650,758
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	12,860,185
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	9,967,847

Total Sri Lanka			$188,422,526

Supranational — 0.0%(4)

European Financial Stability Facility, 0.00%, 9/12/12	EUR	417	$551,438

Total Supranational			$551,438

Uganda — 0.1%

Uganda Treasury Bill, 0.00%, 11/15/12	UGX	12,390,000	$4,482,985
Uganda Treasury Bill, 0.00%, 1/25/13	UGX	17,475,000	6,106,617

Total Uganda			$10,589,602

Uruguay — 1.3%

Monetary Regulation Bill, 0.00%, 5/8/12	UYU	49,000	$2,477,255
Monetary Regulation Bill, 0.00%, 5/18/12	UYU	72,128	3,638,097
Monetary Regulation Bill, 0.00%, 5/22/12	UYU	12,148	612,128
Monetary Regulation Bill, 0.00%, 6/5/12	UYU	78,470	3,940,009
Monetary Regulation Bill, 0.00%, 6/6/12	UYU	118,275	5,939,797
Monetary Regulation Bill, 0.00%, 6/22/12	UYU	94,500	4,724,799
Monetary Regulation Bill, 0.00%, 6/27/12	UYU	100,380	5,010,801
Monetary Regulation Bill, 0.00%, 7/19/12	UYU	50,000	2,481,385
Monetary Regulation Bill, 0.00%, 7/20/12	UYU	230,400	11,438,703
Monetary Regulation Bill, 0.00%, 8/8/12	UYU	7,475	369,582
Monetary Regulation Bill, 0.00%, 8/24/12	UYU	299,676	14,724,539
Monetary Regulation Bill, 0.00%, 8/29/12	UYU	29,884	1,471,460
Monetary Regulation Bill, 0.00%, 9/28/12	UYU	233,304	11,377,287
Monetary Regulation Bill, 0.00%, 11/5/12	UYU	175,309	8,481,109
Monetary Regulation Bill, 0.00%, 12/7/12	UYU	129,700	6,223,295
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	1,522,484
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	219,371	10,966,925
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	104,230	5,202,365

Total Uruguay			$100,602,020

Total Foreign Government Securities
(identified cost $1,811,649,992)			$1,773,996,374

U.S. Treasury Obligations — 5.2%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/3/12		$80,000	$79,999,760
U.S. Treasury Bill, 0.00%, 5/10/12(11)		100,000	99,998,900
U.S. Treasury Bill, 0.00%, 5/17/12		100,000	99,997,300
U.S. Treasury Bill, 0.00%, 5/24/12(11)		44,420	44,418,223
U.S. Treasury Bill, 0.00%, 5/31/12		85,000	84,994,305

Total U.S. Treasury Obligations
(identified cost $409,409,042)			$409,408,488

Repurchase Agreements — 6.7%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/17/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 52,885,570, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $70,645,081.	EUR	52,882	$69,999,921
Dated 4/19/12 with a maturity date of 5/18/12, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of $22,206,777, collateralized by $23,337,000 Republic of Belarus 8.75%, due 8/3/15 and a market value, including accrued interest, of $22,669,303.	USD	22,214	22,214,490

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America: (continued)

Dated 4/20/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 48,884,760, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $63,055,071.	EUR	48,882	$64,704,674
Dated 4/30/12 with a maturity date of 6/4/12, an interest rate of 0.05% and repurchase proceeds of EUR 72,021,051, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $95,075,225.	EUR	72,018	95,330,184
Barclays Bank PLC:
Dated 4/23/12 with a maturity date of 5/28/12, an interest rate of 0.05% and repurchase proceeds of EUR 50,552,621, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $68,575,623.	EUR	50,550	66,913,547
Citibank NA:
Dated 4/30/12 with a maturity date of 5/23/12, an interest rate of 0.05% and repurchase proceeds of EUR 82,599,989, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $109,485,557.	EUR	82,598	109,334,443
Nomura International PLC:
Dated 3/28/12 with a maturity date of 5/30/12, an interest rate of 0.10% and repurchase proceeds of EUR 60,971,432, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $81,892,751.	EUR	60,961	80,694,230
Dated 4/25/12 with a maturity date of 5/30/12, an interest rate of 0.08% and repurchase proceeds of EUR 14,929,938, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,789,388.	EUR	14,929	19,761,446

Total Repurchase Agreements
(identified cost $528,294,887)			$528,952,935

Other — 7.1%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(13)		$559,002	$559,002,490

Total Other
(identified cost $559,002,490)			$559,002,490

Total Short-Term Investments
(identified cost $3,308,356,411)			$3,271,360,287

Total Investments — 107.1%
(identified cost $8,368,416,609)			$8,447,161,464

Other Assets, Less Liabilities — (7.1)%			$(559,197,752)

Net Assets — 100.0%			$7,887,963,712

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
MLMT	- Merrill Lynch Mortgage Trust
WBCMT	- Wachovia Bank Commercial Mortgage Trust
AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
CRC	- Costa Rican Colon
DOP	- Dominican Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
UGX	- Ugandan Shilling
USD	- United States Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $122,783,952 or 1.6% of the Portfolio’s net assets.

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Portfolio of Investments — continued

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(6)	Variable rate security.

(7)	Floating-rate security.

(8)	Weighted average fixed-rate coupon that changes/updates monthly.

(9)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(10)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2012.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(12)	Non-income producing.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short — (6.6)%
Foreign Government Bonds — (6.6)%

	Principal
	Amount
Security	(000’s omitted)		Value

Belarus — (0.3)%

Republic of Belarus, 8.75%, 8/3/15(3)	USD	(23,337)	$(22,170,150)

Total Belarus			$(22,170,150)

Belgium — (1.0)%

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(80,228,795)

Total Belgium			$(80,228,795)

France — (5.1)%

Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(158,041,483)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(69,427,914)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(174,683,042)

Total France			$(402,152,439)

Spain — (0.2)%

Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,113,107)

Total Spain			$(19,113,107)

Total Foreign Government Bonds
(proceeds $533,395,931)			$(523,664,491)

Total Securities Sold Short
(proceeds $533,395,931)			$(523,664,491)

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $7,335,812,638)	$7,417,103,755
Affiliated investment, at value (identified cost, $559,002,490)	559,002,490
Precious metals, at value (identified cost, $473,601,481)	471,055,219

Total Investments, at value (identified cost, $8,368,416,609)	$8,447,161,464

Cash	$10,984,139
Restricted cash*	360,000
Interest receivable	50,055,114
Interest receivable from affiliated investment	42,465
Receivable for investments sold	206,017,872
Receivable for open forward commodity contracts	3,406,913
Receivable for open forward foreign currency exchange contracts	37,661,458
Receivable for closed forward foreign currency exchange contracts	12,127,644
Receivable for open swap contracts	71,260,805
Receivable for closed options	17,733
Premium paid on open swap contracts	97,814,838

Total assets	$8,936,910,445

Liabilities

Payable for investments purchased	$429,713,135
Payable for variation margin on open futures contracts	1,479,382
Payable for open forward commodity contracts	2,295,189
Payable for open forward foreign currency exchange contracts	38,081,710
Payable for closed forward foreign currency exchange contracts	6,408,034
Payable for open swap contracts	27,470,019
Premium received on open swap contracts	5,932,903
Payable for securities sold short, at value (proceeds, $533,395,931)	523,664,491
Due to custodian — foreign currency at value (identified cost, $1,494,445)	1,468,385
Payable to affiliates:
Investment adviser fee	3,350,568
Trustees’ fees	5,667
Interest payable	7,651,859
Accrued expenses	1,425,391

Total liabilities	$1,048,946,733

Net Assets applicable to investors’ interest in Portfolio	$7,887,963,712

Sources of Net Assets

Investors’ capital	$7,771,433,529
Net unrealized appreciation	116,530,183

Total	$7,887,963,712

*	Represents restricted cash on deposit at the broker for open futures contracts.

See Notes to Consolidated Financial Statements.
24

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Statement of Operations

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $925,851)	$198,232,990
Interest allocated from affiliated investment	194,301
Expenses allocated from affiliated investment	(31,312)

Total investment income	$198,395,979

Expenses

Investment adviser fee	$20,247,276
Trustees’ fees and expenses	35,458
Custodian fee	3,377,267
Legal and accounting services	290,949
Interest expense and fees	143,446
Interest expense on securities sold short	10,466,518
Miscellaneous	128,028

Total expenses	$34,688,942

Deduct —
Reduction of custodian fee	$263

Total expense reductions	$263

Net expenses	$34,688,679

Net investment income	$163,707,300

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(146,106,104)
Investment transactions allocated from affiliated investment	5,246
Securities sold short	5,040,912
Futures contracts	(5,246,831)
Swap contracts	505,318
Forward commodity contracts	(8,825,529)
Foreign currency and forward foreign currency exchange contract transactions	127,087,455

Net realized loss	$(27,539,533)

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $13,266,019 from precious metals)	$65,029,193
Securities sold short	(7,498)
Futures contracts	(6,822,092)
Swap contracts	(5,324,060)
Forward commodity contracts	15,820,121
Foreign currency and forward foreign currency exchange contracts	(58,702,937)

Net change in unrealized appreciation (depreciation)	$9,992,727

Net realized and unrealized loss	$(17,546,806)

Net increase in net assets from operations	$146,160,494

See Notes to Consolidated Financial Statements.
25

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended	Year Ended
Increase (Decrease) in Net Assets	April 30, 2012	October 31, 2011

From operations —
Net investment income	$163,707,300	$286,262,848
Net realized loss from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	(27,539,533)	(163,522,030)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	9,992,727	(48,145,524)

Net increase in net assets from operations	$146,160,494	$74,595,294

Capital transactions —
Contributions	$439,530,530	$743,671,640
Withdrawals	(735,904,836)	(1,787,114,297)

Net decrease in net assets from capital transactions	$(296,374,306)	$(1,043,442,657)

Net decrease in net assets	$(150,213,812)	$(968,847,363)

Net Assets

At beginning of period	$8,038,177,524	$9,007,024,887

At end of period	$7,887,963,712	$8,038,177,524

See Notes to Consolidated Financial Statements.
26

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Consolidated Supplementary Data

			Year Ended October 31,
	Six Months Ended
Ratios/Supplemental Data	April 30, 2012		2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.89	%(2)(3)	0.75	%(3)	0.57%	0.72%	0.63%	0.67%
Net investment income	4.19	%(2)	3.22%		2.67%	4.93%	5.25%	5.16%
Portfolio Turnover	18	%(4)	33%		19%	25%	26%	45%

Total Return	1.90	%(4)	0.79%		5.31%	12.10%	2.97%	10.34%

Net assets, end of period (000’s omitted)	$7,887,964		$8,038,178		$9,007,025	$1,319,026	$845,021	$688,393

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes interest expense primarily on securities sold short of 0.27% and 0.11% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.
27

See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements

1 Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Strategic Income Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 84.3%, 11.7%, 2.1%, 1.5% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd., (the Subsidiary) a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $526,943,320 or 6.7% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Most seasoned, fixed-rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward

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Notes to Consolidated Financial Statements — continued

commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

K Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

N Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

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Notes to Consolidated Financial Statements — continued

P Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

Q Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

R Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

S Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Fund.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $20,247,276 or 0.52% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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Notes to Consolidated Financial Statements — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,034,355,822	$489,318,845
U.S. Government Securities	701,509,464	319,653,775

	$1,735,865,286	$808,972,620

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,397,281,059

Gross unrealized appreciation	$226,109,597
Gross unrealized depreciation	(176,229,192)

Net unrealized appreciation	$49,880,405

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/27/12	Gold 38,270 Troy Ounces	United States Dollar 63,675,986	Citibank NA	$(131,459)
6/27/12	Gold 61,122 Troy Ounces	United States Dollar 99,744,353	Citibank NA	(2,163,730)
6/27/12	Gold 29,799 Troy Ounces	United States Dollar 53,090,553	Merrill Lynch International	3,406,913

				$1,111,724

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/2/12	Euro 27,140,449	United States Dollar 35,906,814	Australia and New Zealand Banking Group Limited	$(19,007)
5/2/12	Romanian Leu 117,320,000	Euro 26,600,159	Goldman Sachs International	213,249
5/2/12	Romanian Leu 2,560,000	Euro 580,620	JPMorgan Chase Bank	4,900
5/7/12	Euro 119,894,060	United States Dollar 159,897,313	Bank of America	1,191,109
5/7/12	New Taiwan Dollar 1,010,820,000	United States Dollar 34,393,331	Nomura International PLC	(234,243)
5/9/12	South African Rand 1,652,556,210	United States Dollar 209,963,054	Standard Bank	(2,442,736)
5/10/12	Euro 3,637,000	United States Dollar 4,822,717	Standard Chartered Bank	8,291
5/11/12	Sri Lankan Rupee 272,010,000	United States Dollar 2,413,576	Standard Chartered Bank	320,291
5/14/12	Euro 276,587,000	United States Dollar 361,753,669	Goldman Sachs International	(4,379,844)
5/17/12	Euro 7,010,000	United States Dollar 9,213,103	Standard Chartered Bank	(66,527)
5/18/12	Euro 127,841,279	United States Dollar 167,709,127	Australia and New Zealand Banking Group Limited	(1,524,003)
5/18/12	Euro 167,070,112	United States Dollar 219,095,745	Bank of America	(2,067,546)
5/18/12	Euro 204,808,315	United States Dollar 268,647,066	Goldman Sachs International	(2,473,126)
5/23/12	British Pound Sterling 2,834,615	United States Dollar 4,540,561	Goldman Sachs International	(59,141)
5/29/12	Euro 61,070,000	United States Dollar 80,558,658	Goldman Sachs International	(287,659)
5/29/12	South African Rand 269,403,398	United States Dollar 34,971,558	Goldman Sachs International	445,788
5/31/12	Euro 13,976,000	United States Dollar 18,679,413	Standard Chartered Bank	177,421
5/31/12	Swiss Franc 144,300,000	Euro 120,119,870	Australia and New Zealand Banking Group Limited	(9,985)
6/4/12	New Taiwan Dollar 696,990,000	United States Dollar 23,598,781	Australia and New Zealand Banking Group Limited	(377,483)
6/4/12	New Taiwan Dollar 1,031,174,000	United States Dollar 34,913,628	Barclays Bank PLC	(558,474)
6/4/12	New Taiwan Dollar 914,930,000	United States Dollar 30,974,677	Citibank NA	(498,664)
6/4/12	New Taiwan Dollar 1,022,594,000	United States Dollar 34,619,609	JPMorgan Chase Bank	(557,344)
6/7/12	Euro 5,800,000	United States Dollar 7,610,470	State Street Bank and Trust Co.	(68,052)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/8/12	Croatian Kuna 110,360,120	Euro 14,336,207	Citibank NA	$(494,635)
6/8/12	Sri Lankan Rupee 1,245,000,000	United States Dollar 10,064,673	Standard Chartered Bank	560,545
6/14/12	Euro 28,443,000	United States Dollar 37,129,208	Deutsche Bank	(527,509)
6/15/12	South African Rand 617,914,707	United States Dollar 80,730,868	Deutsche Bank	1,737,241
6/19/12	Croatian Kuna 60,153,800	Euro 7,890,058	Citibank NA	(163,959)
6/19/12	New Taiwan Dollar 1,797,371,000	United States Dollar 60,935,060	Australia and New Zealand Banking Group Limited	(943,553)
6/19/12	New Taiwan Dollar 900,163,000	United States Dollar 30,512,966	Citibank NA	(477,207)
6/19/12	New Taiwan Dollar 742,798,000	United States Dollar 25,180,447	Credit Suisse International	(392,075)
6/22/12	South African Rand 391,770,228	United States Dollar 51,241,669	Goldman Sachs International	1,209,162
6/25/12	New Taiwan Dollar 1,145,622,000	United States Dollar 38,886,053	JPMorgan Chase Bank	(567,254)
6/25/12	New Taiwan Dollar 1,205,877,000	United States Dollar 40,924,353	Nomura International PLC	(604,035)
6/25/12	New Taiwan Dollar 1,118,055,000	United States Dollar 37,950,341	Standard Chartered Bank	(553,604)
6/28/12	Euro 6,864,000	United States Dollar 9,170,174	Deutsche Bank	81,947
7/5/12	Euro 7,310,000	United States Dollar 9,716,664	Barclays Bank PLC	37,476
7/11/12	Euro 60,300,000	United States Dollar 81,184,905	Deutsche Bank	1,337,572
7/13/12	Japanese Yen 13,029,000,000	United States Dollar 161,234,036	Goldman Sachs International	(2,065,091)
7/13/12	Sri Lankan Rupee 1,773,550,000	United States Dollar 15,736,912	Standard Chartered Bank	2,332,898
7/30/12	Russian Ruble 244,581,000	United States Dollar 7,746,033	Citibank NA	(471,861)
7/30/12	Russian Ruble 434,940,000	United States Dollar 13,774,822	Credit Suisse International	(839,113)
7/30/12	Russian Ruble 540,479,000	United States Dollar 17,118,535	Nomura International PLC	(1,041,499)
8/2/12	Brazilian Real 241,670,000	United States Dollar 126,027,326	Barclays Bank PLC	1,390,915
8/2/12	Brazilian Real 271,379,000	United States Dollar 141,520,129	State Street Bank and Trust Co.	1,561,903
8/30/12	Sri Lankan Rupee 700,000,000	United States Dollar 5,709,625	Standard Chartered Bank	480,196

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 10,142,278	Standard Chartered Bank	$628,009
10/9/12	Croatian Kuna 35,151,490	Euro 4,550,355	Credit Suisse International	(125,720)
10/23/12	Croatian Kuna 101,834,000	Euro 13,119,557	Barclays Bank PLC	(427,323)
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,858,931	Citibank NA	(275,673)
10/29/12	Russian Ruble 459,950,000	United States Dollar 14,363,338	Deutsche Bank	(895,943)
10/29/12	Russian Ruble 530,022,000	United States Dollar 16,547,674	HSBC Bank USA	(1,036,313)
10/29/12	Russian Ruble 230,028,000	United States Dollar 7,181,642	Standard Chartered Bank	(449,757)
11/7/12	New Turkish Lira 32,000,000	United States Dollar 16,304,071	Barclays Bank PLC	(1,210,706)
11/7/12	New Turkish Lira 50,000,000	United States Dollar 25,477,707	JPMorgan Chase Bank	(1,889,132)
11/8/12	Euro 2,368,000	United States Dollar 3,265,657	JPMorgan Chase Bank	126,168
11/15/12	Euro 7,010,000	United States Dollar 9,513,832	Goldman Sachs International	219,053
11/23/12	Euro 3,672,000	United States Dollar 4,989,918	Credit Suisse International	120,537
11/29/12	Euro 9,109,000	United States Dollar 12,222,456	Standard Chartered Bank	142,111
1/17/13	Croatian Kuna 70,888,442	Euro 9,109,283	Barclays Bank PLC	(235,363)
1/18/13	Sri Lankan Rupee 1,483,200,000	United States Dollar 12,360,000	HSBC Bank USA	1,532,818
1/24/13	Euro 7,340,000	United States Dollar 9,577,966	Standard Chartered Bank	(164,194)
1/31/13	Euro 3,436,000	United States Dollar 4,523,425	State Street Bank and Trust Co.	(37,534)
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	3,536,780
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	3,737
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	433,750
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	1,256,194
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	79,173
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	(65,458)

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	$686,919
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	(142,755)
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	71,722
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	59,775

				$(9,733,450)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/7/12	Serbian Dinar 183,062,580	United States Dollar 2,156,976	Citibank NA	$6,669
5/9/12	New Turkish Lira 4,539,284	United States Dollar 2,528,685	Deutsche Bank	52,033
5/9/12	New Turkish Lira 6,752,940	United States Dollar 3,818,275	Deutsche Bank	20,973
5/9/12	Philippine Peso 1,427,410,000	United States Dollar 33,682,807	Credit Suisse International	126,802
5/9/12	Romanian Leu 151,854,981	Euro 34,408,488	Goldman Sachs International	(272,155)
5/9/12	Zambian Kwacha 18,913,400,000	United States Dollar 3,709,965	Standard Bank	(112,421)
5/11/12	Polish Zloty 188,828,251	Euro 45,093,314	Standard Chartered Bank	145,399
5/14/12	Indian Rupee 1,920,209,000	United States Dollar 37,168,333	Australia and New Zealand Banking Group Limited	(806,441)
5/14/12	Indian Rupee 1,724,128,000	United States Dollar 33,613,123	Barclays Bank PLC	(964,304)
5/14/12	Indian Rupee 1,905,626,000	United States Dollar 37,144,316	Credit Suisse International	(1,058,574)
5/14/12	Philippine Peso 482,800,000	United States Dollar 11,293,039	Barclays Bank PLC	142,765
5/14/12	Philippine Peso 924,000,000	United States Dollar 21,523,410	BNP Paribas SA	362,843
5/14/12	Philippine Peso 923,300,000	United States Dollar 21,512,116	JPMorgan Chase Bank	357,557
5/14/12	Singapore Dollar 218,540,000	United States Dollar 173,531,210	Standard Chartered Bank	3,068,732

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Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/14/12	Yuan Renminbi 42,929,000	United States Dollar 6,802,250	Barclays Bank PLC	$7,259
5/14/12	Yuan Renminbi 351,624,900	United States Dollar 55,778,062	Deutsche Bank	(2,413)
5/14/12	Yuan Renminbi 287,693,100	United States Dollar 45,629,358	Goldman Sachs International	5,264
5/15/12	Philippine Peso 518,660,000	United States Dollar 12,145,182	Deutsche Bank	140,063
5/16/12	Philippine Peso 823,459,000	United States Dollar 19,307,362	Australia and New Zealand Banking Group Limited	197,579
5/16/12	Philippine Peso 823,458,000	United States Dollar 19,307,339	Barclays Bank PLC	197,579
5/16/12	Polish Zloty 94,223,342	Euro 22,525,933	Citibank NA	22,914
5/16/12	Zambian Kwacha 9,612,800,000	United States Dollar 1,890,423	Standard Chartered Bank	(64,497)
5/23/12	Croatian Kuna 48,500,775	Euro 6,450,000	Barclays Bank PLC	22,692
5/23/12	Croatian Kuna 31,560,210	Euro 4,197,395	Citibank NA	14,397
5/23/12	Croatian Kuna 40,309,344	Euro 5,360,000	Credit Suisse International	19,709
5/29/12	South Korean Won 27,819,579,000	United States Dollar 24,324,193	Australia and New Zealand Banking Group Limited	250,220
5/29/12	South Korean Won 27,165,979,000	United States Dollar 23,750,637	HSBC Bank USA	246,418
5/31/12	Georgian Lari 1,727,100	United States Dollar 1,000,000	Liberty Capital	55,040
5/31/12	Indian Rupee 1,744,087,000	United States Dollar 33,625,816	Barclays Bank PLC	(703,373)
5/31/12	Indian Rupee 1,497,147,000	United States Dollar 28,864,838	HSBC Bank USA	(603,784)
5/31/12	Indian Rupee 1,673,257,000	United States Dollar 32,254,002	Nomura International PLC	(668,589)
5/31/12	Norwegian Krone 441,183,038	Euro 57,631,058	Barclays Bank PLC	713,408
5/31/12	Norwegian Krone 27,000,000	Euro 3,565,436	JPMorgan Chase Bank	(7,266)
5/31/12	Norwegian Krone 441,183,038	Euro 57,676,263	Standard Chartered Bank	653,563
6/8/12	Croatian Kuna 110,360,120	Euro 14,647,305	Credit Suisse International	82,775
6/8/12	Sri Lankan Rupee 1,245,000,000	United States Dollar 9,780,047	HSBC Bank USA	(275,919)
6/11/12	South Korean Won 49,707,406,000	United States Dollar 43,706,503	Australia and New Zealand Banking Group Limited	172,620

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/11/12	South Korean Won 44,974,694,000	United States Dollar 39,539,931	BNP Paribas SA	$161,400
6/12/12	Yuan Renminbi 309,572,000	United States Dollar 48,951,929	Australia and New Zealand Banking Group Limited	88,625
6/12/12	Yuan Renminbi 210,370,000	United States Dollar 33,220,687	Barclays Bank PLC	104,877
6/12/12	Yuan Renminbi 348,663,000	United States Dollar 55,142,021	Deutsche Bank	91,096
6/18/12	Croatian Kuna 92,505,643	Euro 12,360,405	Deutsche Bank	(47,572)
6/18/12	Yuan Renminbi 48,750,000	United States Dollar 7,731,346	Citibank NA	2,686
6/18/12	Yuan Renminbi 203,360,000	United States Dollar 30,580,451	Goldman Sachs International	1,681,962
6/18/12	Yuan Renminbi 114,457,000	United States Dollar 18,128,643	Standard Chartered Bank	29,594
6/19/12	Croatian Kuna 55,151,760	Euro 7,316,983	Credit Suisse International	40,413
6/19/12	South Korean Won 23,648,841,000	United States Dollar 20,707,360	Barclays Bank PLC	161,751
6/19/12	South Korean Won 24,886,777,000	United States Dollar 21,786,551	Citibank NA	174,987
6/19/12	South Korean Won 23,642,316,000	United States Dollar 20,699,835	Nomura International PLC	163,519
6/25/12	Philippine Peso 1,106,360,000	United States Dollar 25,860,711	Australia and New Zealand Banking Group Limited	324,577
6/25/12	Polish Zloty 266,423,945	Euro 63,063,400	HSBC Bank USA	515,290
6/25/12	Swedish Krona 8,800,000	Euro 987,012	Citibank NA	(324)
6/25/12	Swedish Krona 523,251,500	Euro 58,998,467	Standard Chartered Bank	(430,159)
6/27/12	South Korean Won 30,682,590,000	United States Dollar 26,807,558	Bank of America	259,647
6/27/12	South Korean Won 24,299,418,000	United States Dollar 21,221,272	JPMorgan Chase Bank	214,901
6/29/12	Yuan Renminbi 283,185,000	United States Dollar 44,829,033	Barclays Bank PLC	67,642
6/29/12	Yuan Renminbi 302,958,063	United States Dollar 47,962,964	Nomura International PLC	68,568
7/2/12	Philippine Peso 308,890,000	United States Dollar 7,297,878	Credit Suisse International	10,533
7/25/12	Ugandan Shilling 8,104,390,000	United States Dollar 2,485,399	Standard Chartered Bank	600,979
8/7/12	Ugandan Shilling 10,038,863,000	United States Dollar 3,386,931	Standard Chartered Bank	419,670

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

8/31/12	Georgian Lari 1,690,500	United States Dollar 1,000,000	Liberty Capital	$25,484
9/7/12	Sri Lankan Rupee 1,276,000,000	United States Dollar 9,857,088	HSBC Bank USA	(342,819)
10/25/12	Ugandan Shilling 7,033,680,000	United States Dollar 2,071,288	Standard Chartered Bank	517,391
10/26/12	Ukraine Hryvna 51,500,000	United States Dollar 5,000,000	Deutsche Bank	1,134,604
10/29/12	Ugandan Shilling 12,737,274,000	United States Dollar 4,083,114	Citibank NA	597,752
10/29/12	Ugandan Shilling 12,820,125,000	United States Dollar 4,062,697	Standard Chartered Bank	648,616
10/31/12	Ugandan Shilling 9,550,753,500	United States Dollar 3,088,859	Standard Bank	418,375
12/3/12	Georgian Lari 1,704,400	United States Dollar 1,000,000	Liberty Capital	25,492
12/17/12	Ugandan Shilling 8,700,450,000	United States Dollar 3,124,040	Standard Chartered Bank	24,090
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Capital	14,014

				$9,313,198

Futures Contracts
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/12	630 Euro-Bobl	Short	$(104,351,911)	$(104,491,580)	$(139,669)
6/12	293 Euro-Schatz	Short	(42,830,376)	(42,895,568)	(65,192)
6/12	742 Gold	Short	(125,212,500)	(123,483,640)	1,728,860
6/12	149 Japan 10-Year Bond	Short	(265,770,165)	(267,095,190)	(1,325,025)
6/12	3,440 U.S. 5-Year Treasury Note	Short	(424,410,000)	(425,861,250)	(1,451,250)
6/12	4,800 U.S. 10-Year Treasury Note	Short	(630,522,250)	(634,950,000)	(4,427,750)
6/12	1,757 U.S. 30-Year Treasury Bond	Short	(250,166,601)	(251,031,375)	(864,774)
7/12	1,583 Platinum	Long	133,806,947	124,415,884	(9,391,063)

					$(15,935,863)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	HUF 589,390	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$(56,162)
Bank of America	HUF 1,166,000	Pays	6-Month HUF BUBOR	6.99	12/19/16	42,421
Bank of America	HUF 1,166,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	(104,419)
Bank of America	HUF 1,018,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(101,108)
Bank of America	HUF 1,345,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	(141,187)
Bank of America	HUF 406,800	Receives	6-Month HUF BUBOR	7.32	12/22/16	(38,858)
Bank of America	HUF 867,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(173,848)
Bank of America	HUF 2,415,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(472,260)
Bank of America	ZAR 156,596	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(334,324)
Bank of America	ZAR 101,794	Receives	3-Month ZAR JIBAR	7.26	11/16/20	85,766
Bank of America	ZAR 56,604	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(28,906)
Bank of America	ZAR 141,361	Receives	3-Month ZAR JIBAR	7.31	11/19/20	64,331
Citibank NA	ZAR 92,325	Receives	3-Month ZAR JIBAR	7.29	11/19/20	57,713
Credit Suisse International	HUF 1,839,440	Pays	6-Month HUF BUBOR	6.93	12/16/16	47,905
Credit Suisse International	HUF 1,839,440	Receives	6-Month HUF BUBOR	7.32	12/16/16	(175,234)
Credit Suisse International	HUF 440,700	Receives	6-Month HUF BUBOR	7.29	12/22/16	(39,529)
Credit Suisse International	HUF 326,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	(34,443)
Credit Suisse International	HUF 2,500,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(495,413)
Credit Suisse International	HUF 1,437,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(203,033)
Credit Suisse International	HUF 1,258,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(226,516)
Credit Suisse International	HUF 2,183,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(359,027)
Deutsche Bank	HUF 2,396,050	Receives	6-Month HUF BUBOR	7.98	1/19/17	(500,639)
Deutsche Bank	ZAR 71,965	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(105,315)
Deutsche Bank	ZAR 140,405	Receives	3-Month ZAR JIBAR	7.26	11/16/20	118,298
Deutsche Bank	ZAR 176,815	Receives	3-Month ZAR JIBAR	7.32	11/18/20	64,969
Deutsche Bank	ZAR 85,673	Receives	3-Month ZAR JIBAR	7.27	11/19/20	68,121
Deutsche Bank	ZAR 63,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(216,666)
JPMorgan Chase Bank	HUF 6,015,000	Pays	6-Month HUF BUBOR	6.93	12/19/16	156,121
JPMorgan Chase Bank	HUF 6,015,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(506,509)
JPMorgan Chase Bank	HUF 2,068,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(206,279)
JPMorgan Chase Bank	HUF 2,409,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	(249,654)
JPMorgan Chase Bank	HUF 2,292,500	Pays	6-Month HUF BUBOR	6.99	12/22/16	85,467
JPMorgan Chase Bank	HUF 2,292,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	(210,088)
JPMorgan Chase Bank	HUF 1,956,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	(202,866)
JPMorgan Chase Bank	HUF 2,671,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(439,286)
Morgan Stanley & Co. International PLC	HUF 2,507,000	Pays	6-Month HUF BUBOR	6.94	12/19/16	67,375
Morgan Stanley & Co. International PLC	HUF 2,507,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(209,887)
Morgan Stanley & Co. International PLC	HUF 1,035,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	(106,817)
Nomura International PLC	HUF 1,713,000	Pays	6-Month HUF BUBOR	6.99	12/21/16	63,807
Nomura International PLC	HUF 1,713,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	(186,475)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Interest Rate Swaps (continued)
	Notional	Portfolio				Net Unrealized
	Amount	Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Standard Bank	ZAR 100,000	Receives	3-Month ZAR JIBAR	7.77%	11/26/20	$(339,601)

$(5,542,055)

HUF - Hungarian Forint
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
Reference		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

Argentina	Bank of America	$115,016	5.00	%(1)	6/20/13	4.91%	$782,262	$(367,391)	$414,871
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	4.91	129,091	(142,395)	(13,304)
Argentina	Bank of America	37,961	5.00	(1)	6/20/13	4.91	258,183	(276,574)	(18,391)
Argentina	Bank of America	19,202	5.00	(1)	6/20/13	4.91	130,602	(190,021)	(59,419)
Argentina	Bank of America	19,081	5.00	(1)	6/20/13	4.91	129,774	(195,059)	(65,285)
Argentina	Credit Suisse International	19,169	5.00	(1)	6/20/13	4.91	130,375	(61,231)	69,144
Argentina	Credit Suisse International	19,361	5.00	(1)	6/20/13	4.91	131,681	(103,400)	28,281
Argentina	Credit Suisse International	18,925	5.00	(1)	6/20/13	4.91	128,715	(142,361)	(13,646)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	4.91	129,559	(143,294)	(13,735)
Argentina	Deutsche Bank	16,380	5.00	(1)	6/20/13	4.91	111,406	(114,573)	(3,167)
Argentina	Deutsche Bank	10,128	5.00	(1)	6/20/13	4.91	68,887	(76,148)	(7,261)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	4.91	129,559	(143,294)	(13,735)
Argentina	Deutsche Bank	19,081	5.00	(1)	6/20/13	4.91	129,774	(195,058)	(65,284)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.18	(26,901)	61,737	34,836
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.24	(38,010)	31,737	(6,273)
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.24	(125,154)	99,704	(25,450)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.11	(22,293)	276,154	253,861
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.18	(57,904)	300,801	242,897
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.24	(54,069)	50,128	(3,941)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.24	(88,470)	82,717	(5,753)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.11	(11,147)	91,916	80,769
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.11	(22,293)	270,636	248,343
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.11	(11,147)	93,322	82,175
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.24	(76,978)	160,199	83,221
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.24	(57,016)	58,109	1,093
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.24	(125,154)	117,180	(7,974)
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/15	1.18	(60,317)	202,083	141,766
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.18	(26,539)	91,495	64,956
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.18	(26,901)	65,221	38,320
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.18	(6,997)	21,600	14,603
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.24	(95,799)	89,570	(6,229)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.24	(59,078)	60,211	1,133
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.24	(127,695)	125,319	(2,376)

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Sell Protection (continued)
						Current
		Notional	Contract			Market		Upfront	Net Unrealized
Reference		Amount*	Annual		Termination	Annual	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	Received (Paid)	(Depreciation)

South Africa	JPMorgan Chase Bank	$5,000	1.00	%(1)	6/20/15	1.11%	$(11,147)	$139,456	$128,309
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.11	(11,147)	90,510	79,363

							$1,247,712	$429,006	$1,676,718

Credit Default Swaps — Buy Protection
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Austria	Barclays Bank PLC	$8,800	0.44%		12/20/13	$68,047	$—	$68,047
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(35,656)	—	(35,656)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	661,254	(550,575)	110,679
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	410,372	(431,133)	(20,761)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	2,048,568	(1,657,268)	391,300
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	898,425	(710,933)	187,492
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	296,490	(224,444)	72,046
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	143,281	(99,136)	44,145
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(134,397)	—	(134,397)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,877,240	(1,554,094)	323,146
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	375,687	(287,731)	87,956
Brazil	Credit Suisse International	20,000	1.00	(1)	6/20/20	716,807	(640,329)	76,478
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	509,829	(632,932)	(123,103)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	421,852	(217,823)	204,029
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	460,853	(393,725)	67,128
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	509,786	(606,524)	(96,738)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	386,432	(295,961)	90,471
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	375,687	(287,731)	87,956
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	107,461	(69,299)	38,162
China	Bank of America	22,200	1.00	(1)	3/20/17	57,417	(647,914)	(590,497)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	96,762	(993,664)	(896,902)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	35,316	(344,669)	(309,353)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	41,301	(403,077)	(361,776)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	571,857	(733,665)	(161,808)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	440,094	(554,665)	(114,571)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	1,262,357	(1,555,469)	(293,112)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	656,321	(842,028)	(185,707)
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	984,563	(228,769)	755,794
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	1,256,889	(292,046)	964,843
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	458,630	(149,329)	309,301
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,352,657	(410,539)	942,118
Egypt	Citibank NA	50	1.00	(1)	6/20/20	14,864	(4,739)	10,125
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,654,074	(504,550)	1,149,524

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Egypt	Deutsche Bank	$9,540	1.00	%(1)	6/20/15	$1,226,170	$(241,272)	$984,898
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	91,256	(28,142)	63,114
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	1,145,166	(271,680)	873,486
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	583,057	(173,822)	409,235
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	429,307	(127,157)	302,150
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,516,165	(409,164)	1,107,001
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,367,522	(417,025)	950,497
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,352,657	(413,047)	939,610
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	1,354,647	(331,175)	1,023,472
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,196,815	(1,176,167)	20,648
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	1,339,185	(1,368,039)	(28,854)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	635,254	(648,887)	(13,633)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	1,871,425	(1,918,540)	(47,115)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	1,304,847	(1,326,989)	(22,142)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	2,506,679	(2,539,869)	(33,190)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	703,930	(719,037)	(15,107)
Italy	Credit Suisse International	18,200	0.20		12/20/16	2,904,769	—	2,904,769
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	294,577	(170,605)	123,972
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	520,787	(273,030)	247,757
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	380,874	(203,252)	177,622
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	380,874	(232,467)	148,407
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	511,182	(321,162)	190,020
Lebanon	Citibank NA	4,600	3.30		9/20/14	34,104	—	34,104
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	385,755	(226,782)	158,973
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	315,618	(179,119)	136,499
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	301,591	(174,667)	126,924
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	217,642	(101,644)	115,998
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	1,408,910	(941,076)	467,834
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	563,564	(405,311)	158,253
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	684,018	(358,403)	325,615
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	357,555	(188,438)	169,117
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	844,948	(410,447)	434,501
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	469,637	(314,257)	155,380
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	2,321,787	(1,475,962)	845,825
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	848,562	(514,625)	333,937
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	511,182	(317,358)	193,824
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	454,952	(275,301)	179,651
Lebanon	Deutsche Bank	6,100	1.00	(1)	3/20/15	474,149	(230,676)	243,473
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	426,742	(210,017)	216,725
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	418,207	(203,149)	215,058
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	629,313	(374,878)	254,435
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	704,408	(443,608)	260,800
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	511,182	(324,958)	186,224
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	315,399	(199,444)	115,955
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	338,138	(226,265)	111,873

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Philippines	Bank of America	$9,300	1.00	%(1)	9/20/15	$(4,368)	$(139,239)	$(143,607)
Philippines	Bank of America	3,500	1.00	(1)	12/20/15	8,275	(55,236)	(46,961)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(41,908)	(153,133)	(195,041)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(33,737)	(182,228)	(215,965)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(33,737)	(197,743)	(231,480)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(44,749)	(177,627)	(222,376)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(33,737)	(176,878)	(210,615)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(4,462)	(178,188)	(182,650)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(4,697)	(183,759)	(188,456)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(45,897)	(194,654)	(240,551)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(33,737)	(179,055)	(212,792)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(3,382)	(103,494)	(106,876)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(33,737)	(176,878)	(210,615)
Philippines	HSBC Bank USA	5,000	1.00	(1)	9/20/15	(2,348)	(74,860)	(77,208)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(2,067)	(77,224)	(79,291)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(4,697)	(202,668)	(207,365)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(4,697)	(214,591)	(219,288)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(33,737)	(192,250)	(225,987)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(4,697)	(199,531)	(204,228)
Philippines	Standard Chartered Bank	5,500	1.00	(1)	12/20/15	13,004	(86,799)	(73,795)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	340,706	(223,223)	117,483
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	344,202	(204,758)	139,444
South Africa	Bank of America	16,990	1.00	(1)	12/20/20	1,090,662	(565,427)	525,235
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	331,263	(188,361)	142,902
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	340,706	(258,038)	82,668
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	283,262	(157,573)	125,689
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	283,287	(179,463)	103,824
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	283,287	(256,727)	26,560
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	592,133	(739,324)	(147,191)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	740,824	(787,056)	(46,232)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	771,058	(398,210)	372,848
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	471,216	(257,950)	213,266
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	211,454	(182,077)	29,377
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	300,284	(260,681)	39,603
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	260,624	(233,518)	27,106
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	296,067	(268,888)	27,179
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	288,927	(176,260)	112,667
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	260,624	(193,409)	67,215
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	296,067	(271,923)	24,144
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	592,133	(721,674)	(129,541)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,090,662	(601,169)	489,493
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	496,895	(287,799)	209,096
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	670,904	(477,570)	193,334
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	771,842	(596,326)	175,516
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	344,202	(202,908)	141,294

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

South Africa	Deutsche Bank	$5,500	1.00	%(1)	9/20/20	$339,572	$(243,124)	$96,448
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	89,534	(64,157)	25,377
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	834,938	(449,385)	385,553
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,112,930	(611,104)	501,826
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	514,871	(287,309)	227,562
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	281,213	(252,505)	28,708
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	248,229	(267,491)	(19,262)
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	288,927	(173,160)	115,767
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	283,262	(175,839)	107,423
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	294,618	(252,717)	41,901
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	296,067	(262,805)	33,262
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	296,067	(372,597)	(76,530)
Spain	Bank of America	15,000	1.00	(1)	6/20/20	3,134,540	(293,092)	2,841,448
Spain	Bank of America	7,500	1.00	(1)	9/20/20	1,592,695	(484,539)	1,108,156
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	2,342,749	(107,944)	2,234,805
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	2,089,563	(692,520)	1,397,043
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	1,574,170	(606,796)	967,374
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	9,558,937	(3,971,654)	5,587,283
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	1,013,571	(414,817)	598,754
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	2,342,749	(246,481)	2,096,268
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	513,761	(111,313)	402,448
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	1,061,797	(237,365)	824,432
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	1,890,640	(187,833)	1,702,807
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	2,915,122	(804,192)	2,110,930
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	2,089,563	(434,499)	1,655,064
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	5,158,333	(2,143,242)	3,015,091
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	2,765,754	(985,408)	1,780,346
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	1,044,782	(349,065)	695,717
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,814,374	(714,294)	1,100,080
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	3,185,225	(1,373,640)	1,811,585
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	1,061,797	(231,126)	830,671
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(10,595)	(19,014)	(29,609)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	281,793	—	281,793
Thailand	Citibank NA	7,700	0.86		12/20/14	(21,439)	—	(21,439)
Thailand	Citibank NA	3,700	0.95		9/20/19	144,040	—	144,040
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(13,243)	(33,232)	(46,475)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(56,707)	(47,812)	(104,519)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(12,449)	(20,818)	(33,267)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(23,838)	(39,901)	(63,739)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(26,487)	(44,334)	(70,821)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(11,926)	—	(11,926)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(13,243)	(22,146)	(35,389)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(13,243)	(31,664)	(44,907)
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	308,114	(285,705)	22,409
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	616,228	(558,022)	58,206

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Default Swaps — Buy Protection (continued)
		Notional	Contract				Upfront	Net Unrealized
Reference		Amount	Annual		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Value	Received (Paid)	(Depreciation)

Venezuela	Barclays Bank PLC	$2,536	5.00	%(1)	12/20/21	$352,173	$(629,665)	$(277,492)
Venezuela	Barclays Bank PLC	3,176	5.00	(1)	12/20/21	441,066	(730,688)	(289,622)
Venezuela	Barclays Bank PLC	2,690	5.00	(1)	12/20/21	373,535	(687,355)	(313,820)
Venezuela	Barclays Bank PLC	3,158	5.00	(1)	12/20/21	438,550	(767,566)	(329,016)
Venezuela	Barclays Bank PLC	3,128	5.00	(1)	12/20/21	434,384	(776,443)	(342,059)
Venezuela	Barclays Bank PLC	5,800	5.00	(1)	12/20/21	805,473	(1,456,301)	(650,828)
Venezuela	Barclays Bank PLC	6,043	5.00	(1)	12/20/21	839,189	(1,528,446)	(689,257)
Venezuela	Barclays Bank PLC	6,072	5.00	(1)	12/20/21	843,162	(1,537,449)	(694,287)
Venezuela	Barclays Bank PLC	8,792	5.00	(1)	12/20/21	1,220,986	(2,052,233)	(831,247)
Venezuela	Barclays Bank PLC	11,920	5.00	(1)	12/20/21	1,655,326	(2,869,582)	(1,214,256)
Venezuela	Credit Suisse International	2,766	5.00	(1)	12/20/21	384,089	(721,307)	(337,218)
Venezuela	Deutsche Bank	5,216	5.00	(1)	12/20/21	724,344	(1,324,972)	(600,628)
Venezuela	Deutsche Bank	5,880	5.00	(1)	12/20/21	816,501	(1,492,886)	(676,385)
Venezuela	Deutsche Bank	14,008	5.00	(1)	12/20/21	1,945,286	(3,351,299)	(1,406,013)
Citigroup, Inc.	Bank of America	16,801	1.00	(1)	9/20/20	1,655,610	(891,877)	763,733
Citigroup, Inc.	JPMorgan Chase Bank	18,407	1.00	(1)	9/20/20	1,813,869	(1,034,236)	779,633
OAO Gazprom	Bank of America	9,300	1.00	(1)	6/20/20	1,216,332	(1,043,222)	173,110
OAO Gazprom	Bank of America	10,000	1.00	(1)	6/20/20	1,307,883	(1,173,156)	134,727
OAO Gazprom	Deutsche Bank	9,100	1.00	(1)	9/20/20	1,227,602	(942,730)	284,872
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC EUR	42,420	1.00	(1)	6/20/17	3,551,968	(2,179,944)	1,372,024
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC EUR	30,816	5.00	(1)	6/20/17	(2,047,765)	3,353,098	1,305,333

						$140,716,725	$(92,310,941)	$48,405,784

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $549,022,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate				Net
	(Currency	(Currency				Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Bank of America	TRY 17,118	$11,435	3-Month USD-LIBOR-BBA	8.28%	8/11/20	$278,512
Bank of America	TRY 26,000	14,619	3-Month USD-LIBOR-BBA	6.97	8/18/21	(1,007,024)
Barclays Bank PLC	TRY 60,000	40,080	3-Month USD-LIBOR-BBA	8.25	8/11/20	1,046,757
Barclays Bank PLC	TRY 25,350	16,650	3-Month USD-LIBOR-BBA	8.32	8/16/20	103,853
Citibank NA	TRY 25,000	16,700	3-Month USD-LIBOR-BBA	8.20	8/11/20	485,156
Citibank NA	TRY 3,909	2,449	3-Month USD-LIBOR-BBA	8.23	2/25/21	9,829
Credit Suisse International	TRY 35,475	19,144	3-Month USD-LIBOR-BBA	5.73	10/9/13	(1,115,010)
Credit Suisse International	TRY 4,446	2,498	3-Month USD-LIBOR-BBA	6.90	8/18/21	(161,177)
Deutsche Bank	TRY 40,547	21,882	3-Month USD-LIBOR-BBA	5.73	10/9/13	(1,274,423)
Deutsche Bank	TRY 22,254	14,861	3-Month USD-LIBOR-BBA	8.26	8/11/20	374,547
Deutsche Bank	TRY 14,321	8,996	3-Month USD-LIBOR-BBA	8.20	2/24/21	18,227
Deutsche Bank	TRY 5,112	2,871	3-Month USD-LIBOR-BBA	7.00	8/18/21	(208,542)
Goldman Sachs International	TRY 34,237	22,802	3-Month USD-LIBOR-BBA	8.31	8/11/20	454,842
JPMorgan Chase Bank	TRY 27,000	18,012	3-Month USD-LIBOR-BBA	8.29	8/11/20	404,606
JPMorgan Chase Bank	TRY 20,000	13,333	3-Month USD-LIBOR-BBA	8.36	8/11/20	235,913
JPMorgan Chase Bank	TRY 10,000	5,610	3-Month USD-LIBOR-BBA	6.96	8/18/21	(395,727)

						$(749,661)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $74,254,952. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,972,447 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $130,541,300, with the highest amount from any one counterparty being $28,256,847. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $65,057,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$995,771	$2,513,949	$2,574,760	$—
Net unrealized appreciation*	—	—	—	—	1,728,860
Receivable for open forward commodity contracts	—	—	—	—	3,406,913
Receivable for open forward foreign currency exchange contracts	—	—	37,661,458	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	145,897,972	—	—	4,334,536	—

Total Asset Derivatives	$145,897,972	$995,771	$40,175,407	$6,909,296	$5,135,773

Net unrealized appreciation*	$—	$—	$—	$(8,273,660)	$(9,391,063)
Payable for open forward commodity contracts	—	—	—	—	(2,295,189)
Payable for open forward foreign currency exchange contracts	—	—	(38,081,710)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(3,933,535)	—	—	(10,626,252)	—

Total Liability Derivatives	$(3,933,535)	$—	$(38,081,710)	$(18,899,912)	$(11,686,252)

*  Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) —
Investment transactions	$—	$—	$—	$—	$(1,112,000)
Futures contracts	—	—	—	(11,906,630)	6,659,799
Swap contracts	6,589,561	—	—	(6,084,243)	—
Forward commodity contracts	—	—	—	—	(8,825,529)
Foreign currency and forward foreign currency exchange contract transactions	—	—	123,320,171	—	—

Total	$6,589,561	$—	$123,320,171	$(17,990,873)	$3,277,730

Change in unrealized appreciation (depreciation) —
Investments	$—	$(6,152,951)	$(4,336,149)	$(2,018,792)	$1,067,200
Futures contracts	—	—	—	(1,550,768)	(5,271,324)
Swap contracts	12,029,692	—	—	(17,353,752)	—
Forward commodity contracts	—	—	—	—	15,820,121
Foreign currency and forward foreign currency exchange contracts	—	—	(54,290,710)	—	—

Total	$12,029,692	$(6,152,951)	$(58,626,859)	$(20,923,312)	$11,615,997

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $1,723,344,000, $205,178,000, $6,178,394,000 and $4,492,621,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $354,218,000, $99,600,000, 935,740,000 contracts and 23 contracts, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Reverse Repurchase Agreements

For the six months ended April 30, 2012, the average borrowings under reverse repurchase agreements and the average annual interest rate received were $6,444,000 and 0.20%, respectively. At April 30, 2012, the Portfolio did not have any open reverse repurchase agreements.

8 Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the

Global Macro Portfolio

April 30, 2012

Notes to Consolidated Financial Statements — continued

Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$2,587,431,880	$—	$2,587,431,880
Foreign Corporate Bonds & Notes	—	4,008,337	—	4,008,337
Corporate Bonds & Notes	—	682,036	—	682,036
Collateralized Mortgage Obligations	—	118,775,151	—	118,775,151
Commercial Mortgage-Backed Securities	—	32,630,550	—	32,630,550
Mortgage Pass-Throughs	—	1,528,739,277	—	1,528,739,277
U.S. Government Agency Obligations	—	424,127,138	—	424,127,138
U.S. Treasury Obligations	—	2,267,109	—	2,267,109
Precious Metals	471,055,219	—	—	471,055,219
Currency Options Purchased	—	2,513,949	—	2,513,949
Interest Rate Swaptions	—	2,574,760	—	2,574,760
Put Options Purchased	—	995,771	—	995,771
Short-Term Investments —
Foreign Government Securities	—	1,773,996,374	—	1,773,996,374
U.S. Treasury Obligations	—	409,408,488	—	409,408,488
Repurchase Agreements	—	528,952,935	—	528,952,935
Other	—	559,002,490	—	559,002,490

Total Investments	$471,055,219	$7,976,106,245	$—	$8,447,161,464

Forward Commodity Contracts	$—	$3,406,913	$—	$3,406,913
Forward Foreign Currency Exchange Contracts	—	37,661,458	—	37,661,458
Swap Contracts	—	150,232,508	—	150,232,508
Futures Contracts	1,728,860	—	—	1,728,860

Total	$472,784,079	$8,167,407,124	$—	$8,640,191,203

Liability Description

Securities Sold Short	$—	$(523,664,491)	$—	$(523,664,491)
Forward Commodity Contracts	—	(2,295,189)	—	(2,295,189)
Forward Foreign Currency Exchange Contracts	—	(38,081,710)	—	(38,081,710)
Swap Contracts	—	(14,559,787)	—	(14,559,787)
Futures Contracts	(17,664,723)	—	—	(17,664,723)

Total	$(17,664,723)	$(578,601,177)	$—	$(596,265,900)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Global Macro Portfolio

April 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of April 30, 2012, and the related consolidated statement of operations for the six month period then ended, the consolidated statements of changes in net assets for the six month period then ended and the year ended October 31, 2011, and the consolidated supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2011. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of April 30, 2012, the results of their operations for the six month period then ended, the changes in their net assets for the six month period then ended and the year ended October 31, 2011, and the supplementary data for the six month period then ended and each of the five years in the period ended October 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 22, 2012

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Global Macro Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board specifically noted each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s duration, or other general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others (e.g., hedging the U.S. government exposure of the Portfolio while retaining its exposure to high-grade corporate bonds).

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Global Macro Absolute Return Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Macro Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041-6/12	GMSRC

Eaton Vance Global Macro Absolute Return Advantage Fund Semiannual Report April 30, 2012

.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Global Macro Absolute Return Advantage Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	44

Officers and Trustees	47

Important Notices	48

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2012
Performance1,2

Portfolio Managers Mark S. Venezia, CFA, John R. Baur, Michael A. Cirami, CFA, and Eric A. Stein, CFA

				Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Inception

Class A at NAV	8/31/2010	2.34%	0.54%	1.81%
Class A with 4.75% Maximum Sales Charge	—	–2.51	–4.24	–1.13
Class C at NAV	8/31/2010	1.98	–0.12	1.17
Class C with 1% Maximum Sales Charge	—	0.98	–1.10	1.17
Class I at NAV	8/31/2010	2.44	0.84	2.11
Class R at NAV	12/1/2010	2.23	0.33	1.27

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	8/31/2010	0.01%	0.05%	0.10%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R

Gross	1.87%	2.56%	1.57%	2.17%
Net	1.80	2.49	1.50	2.10
Fund Profile4

Asset Allocation (% of net assets; excluding derivatives)

Foreign Currency Exposure (% of net assets)5

Serbia	10.9%	Sweden	2.0%
Malaysia	10.0	Romania	1.9
China	10.0	Georgia	1.2
Philippines	8.1	Brazil	0.0	*
South Korea	7.9	United Kingdom	0.0	*
Turkey	6.9	Croatia	0.0	*
Mexico	6.1	Hungary	-0.1
Platinum	5.6	Gold	-1.0
India	4.9	Australia	-1.0
Singapore	4.4	Russia	-2.0
Poland	4.3	Switzerland	-4.0
Nigeria	4.0	Japan	-4.1
Norway	4.0	South Africa	-4.7
Chile	3.7	Taiwan	-10.2
Hong Kong	2.2	Euro	-33.0

		Total Long	98.1

		Total Short	-60.1

		Total Net	38.0

*	Amount is less than 0.005%.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Global Macro Absolute Return Advantage Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual
Class A	$1,000.00	$1,023.40	$10.01	**	1.99%
Class C	$1,000.00	$1,019.80	$13.51	**	2.69%
Class I	$1,000.00	$1,024.40	$8.51	**	1.69%
Class R	$1,000.00	$1,022.30	$11.01	**	2.19%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.00	$9.97	**	1.99%
Class C	$1,000.00	$1,011.50	$13.45	**	2.69%
Class I	$1,000.00	$1,016.50	$8.47	**	1.69%
Class R	$1,000.00	$1,014.00	$10.97	**	2.19%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $791,784,182)	$787,392,875
Receivable for Fund shares sold	3,977,112
Receivable from affiliate	24,608

Total assets	$791,394,595

Liabilities

Payable for Fund shares redeemed	$2,736,801
Payable to affiliates:
Distribution and service fees	149,505
Trustees’ fees	42
Accrued expenses	196,782

Total liabilities	$3,083,130

Net Assets	$788,311,465

Sources of Net Assets

Paid-in capital	$786,272,329
Accumulated net realized gain from Portfolio	1,236,790
Accumulated undistributed net investment income	5,193,653
Net unrealized depreciation from Portfolio	(4,391,307)

Total	$788,311,465

Class A Shares

Net Assets	$243,773,270
Shares Outstanding	24,326,973
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.02
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.52

Class C Shares

Net Assets	$107,642,397
Shares Outstanding	10,798,561
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.97

Class I Shares

Net Assets	$434,594,186
Shares Outstanding	43,279,892
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.04

Class R Shares

Net Assets	$2,301,612
Shares Outstanding	230,476
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest allocated from Portfolio (net of foreign taxes, $90,040)	$22,851,784
Expenses allocated from Portfolio	(6,387,066)

Total investment income from Portfolio	$16,464,718

Expenses

Distribution and service fees
Class A	$379,413
Class C	542,440
Class R	4,854
Trustees’ fees and expenses	250
Custodian fee	19,357
Transfer and dividend disbursing agent fees	307,146
Legal and accounting services	22,726
Printing and postage	42,190
Registration fees	43,446
Miscellaneous	8,163

Total expenses	$1,369,985

Deduct —
Allocation of expenses to affiliate	$24,608

Total expense reductions	$24,608

Net expenses	$1,345,377

Net investment income	$15,119,341

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (including a gain of $50,883 from precious metals)	$(17,770,270)
Securities sold short	2,594,928
Futures contracts	4,377,043
Swap contracts	(3,087,300)
Forward commodity contracts	(388,652)
Foreign currency and forward foreign currency exchange contract transactions	20,135,281

Net realized gain	$5,861,030

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $531,662 from precious metals)	$14,067,566
Securities sold short	(1,028,622)
Futures contracts	(3,737,812)
Swap contracts	486,979
Forward commodity contracts	1,005,395
Foreign currency and forward foreign currency exchange contracts	(13,626,148)

Net change in unrealized appreciation (depreciation)	$(2,832,642)

Net realized and unrealized gain	$3,028,388

Net increase in net assets from operations	$18,147,729

See Notes to Financial Statements.
6

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$15,119,341	$10,830,753
Net realized gain (loss) from investment transactions, securities sold short, written options, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	5,861,030	(11,809,261)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(2,832,642)	(1,642,657)

Net increase (decrease) in net assets from operations	$18,147,729	$(2,621,165)

Distributions to shareholders —
From net investment income
Class A	$(6,346,535)	$—
Class C	(2,183,186)	—
Class I	(12,792,634)	—
Class R	(49,483)	—
From net realized gain
Class A	—	(225,570)
Class C	—	(73,599)
Class I	—	(260,981)
Class R	—	(132)

Total distributions to shareholders	$(21,371,838)	$(560,282)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$71,192,808	$359,517,372
Class C	13,487,049	116,978,555
Class I	134,157,473	620,698,978
Class R	774,489	1,817,382
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	5,778,419	201,497
Class C	1,461,426	51,842
Class I	7,791,018	156,721
Class R	49,457	131
Cost of shares redeemed
Class A	(101,187,572)	(125,933,928)
Class C	(19,997,436)	(11,865,026)
Class I	(168,106,433)	(212,911,428)
Class R	(137,704)	(183,140)

Net increase (decrease) in net assets from Fund share transactions	$(54,737,006)	$748,528,956

Net increase (decrease) in net assets	$(57,961,115)	$745,347,509

Net Assets

At beginning of period	$846,272,580	$100,925,071

At end of period	$788,311,465	$846,272,580

Accumulated undistributed net investment income included in net assets

At end of period	$5,193,653	$11,446,150

See Notes to Financial Statements.
7

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$10.050		$10.060		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.183		$0.171		$0.028
Net realized and unrealized gain (loss)	0.042		(0.163)		0.032

Total income from operations	$0.225		$0.008		$0.060

Less Distributions

From net investment income	$(0.255)		$—		$—
From net realized gain	—		(0.018)		—

Total distributions	$(0.255)		$(0.018)		$—

Net asset value — End of period	$10.020		$10.050		$10.060

Total Return(3)	2.34	%(4)	0.07%		0.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$243,773		$268,739		$36,143
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.99	%(8)(9)	1.80	%(9)	1.55	%(8)
Net investment income	3.68	%(8)	1.69%		1.69	%(8)
Portfolio Turnover of the Portfolio	36	%(4)	50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.07% and 1.38% of average daily net assets for the six months ended April 30, 2012, the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.44% and 0.25% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

See Notes to Financial Statements.
8

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$9.980		$10.060		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.148		$0.101		$0.015
Net realized and unrealized gain (loss)	0.042		(0.163)		0.045

Total income (loss) from operations	$0.190		$(0.062)		$0.060

Less Distributions

From net investment income	$(0.200)		$—		$—
From net realized gain	—		(0.018)		—

Total distributions	$(0.200)		$(0.018)		$—

Net asset value — End of period	$9.970		$9.980		$10.060

Total Return(3)	1.98	%(4)	(0.62)%		0.60	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107,642		$112,833		$8,747
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.69	%(8)(9)	2.49	%(9)	2.25	%(8)
Net investment income	2.99	%(8)	1.01%		0.89	%(8)
Portfolio Turnover of the Portfolio	36	%(4)	50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.07% and 1.38% of average daily net assets for the six months ended April 30, 2012, the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.44% and 0.24% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

See Notes to Financial Statements.
9

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
	(Unaudited)		October 31, 2011		October 31, 2010(1)

Net asset value — Beginning of period	$10.090		$10.070		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.198		$0.204		$0.025
Net realized and unrealized gain (loss)	0.037		(0.166)		0.045

Total income from operations	$0.235		$0.038		$0.070

Less Distributions

From net investment income	$(0.285)		$—		$—
From net realized gain	—		(0.018)		—

Total distributions	$(0.285)		$(0.018)		$—

Net asset value — End of period	$10.040		$10.090		$10.070

Total Return(3)	2.44	%(4)	0.37%		0.70	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$434,594		$463,076		$56,036
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.69	%(8)(9)	1.50	%(9)	1.25	%(8)
Net investment income	3.99	%(8)	2.02%		1.50	%(8)
Portfolio Turnover of the Portfolio	36	%(4)	50%		7	%(4)

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01%, 0.07% and 1.38% of average daily net assets for the six months ended April 30, 2012, the year ended October 31, 2011 and for the period from the start of business, August 31, 2010, to October 31, 2010, respectively). Absent this reimbursement, total return would be lower.
(8)	Annualized.
(9)	Includes interest expense primarily on securities sold short of 0.44% and 0.25% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

See Notes to Financial Statements.
10

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class R

	Six Months Ended
	April 30, 2012		Period Ended
	(Unaudited)		October 31, 2011(1)

Net asset value — Beginning of period	$10.040		$10.100

Income (Loss) From Operations

Net investment income(2)	$0.176		$0.138
Net realized and unrealized gain (loss)	0.038		(0.180)

Total income (loss) from operations	$0.214		$(0.042)

Less Distributions

From net investment income	$(0.264)		$—
From net realized gain	—		(0.018)

Total distributions	$(0.264)		$(0.018)

Net asset value — End of period	$9.990		$10.040

Total Return(3)	2.23	%(4)	(0.42	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,302		$1,625
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.19	%(8)(9)	2.10	%(8)(9)
Net investment income	3.55	%(8)	1.50	%(8)
Portfolio Turnover of the Portfolio	36	%(4)	50	%(10)

(1)	For the period from commencement of operations on December 1, 2010 to October 31, 2011.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.07% of average daily net assets for the six months ended April 30, 2012 and for the period from commencement of operations on December 1, 2010 to October 31, 2011, respectively). Absent this reimbursement, total return would be lower.
(8)	Annualized.
(9)	Includes interest expense on securities sold short of 0.44% and 0.35% for the six months ended April 30, 2012 and the period from commencement of operations on December 1, 2010 to October 31, 2011, respectively.
(10)	For the Portfolio’s year ended October 31, 2011.

See Notes to Financial Statements.
11

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (72.2% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,930,922 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2019. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2012, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.55%, 2.25%, 1.25% and 1.75% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM was allocated $24,608 of the Fund’s operating expenses for the six months ended April 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $7,259 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,618 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $379,413 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $406,830 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $2,427 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $135,610 and $2,427 for Class C and Class R shares, respectively.

13

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $29,000 and $5,500 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $63,259,249 and $140,674,788, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	7,161,654	35,604,483
Issued to shareholders electing to receive payments of distributions in Fund shares	598,800	20,049
Redemptions	(10,162,722)	(12,486,972)

Net increase (decrease)	(2,402,268)	23,137,560

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	1,361,569	11,610,484
Issued to shareholders electing to receive payments of distributions in Fund shares	151,758	5,168
Redemptions	(2,018,518)	(1,181,384)

Net increase (decrease)	(505,191)	10,434,268

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	13,438,026	61,387,710
Issued to shareholders electing to receive payments of distributions in Fund shares	806,524	15,578
Redemptions	(16,855,985)	(21,077,892)

Net increase (decrease)	(2,611,435)	40,325,396

14

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Period Ended
Class R	(Unaudited)	October 31, 2011(1)

Sales	77,517	179,969
Issued to shareholders electing to receive payments of distributions in Fund shares	5,136	13
Redemptions	(14,001)	(18,158)

Net increase	68,652	161,824

(1)	For the period from commencement of operations on December 1, 2010 to October 31, 2011.

15

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 42.5%

		Principal
Security		Amount	Value

Brazil — 0.9%

Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	16,790,457	$9,401,828

Total Brazil			$9,401,828

Chile — 3.6%

Government of Chile, 3.00%, 1/1/15(1)	CLP	3,840,505,700	$8,066,851
Government of Chile, 6.00%, 1/1/18	CLP	9,960,000,000	20,956,283
Government of Chile, 6.00%, 3/1/18	CLP	4,975,000,000	10,471,642

Total Chile			$39,494,776

Georgia — 0.7%

Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,223,000	$742,043
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,306,410
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,264,740
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,402,540
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,974,478

Total Georgia			$7,690,211

Hungary — 3.5%

National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,969,500
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	7,227,264
Republic of Hungary, 4.375%, 7/4/17	EUR	8,864,000	10,252,540
Republic of Hungary, 4.50%, 1/29/14	EUR	11,286,000	14,522,476
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,825,029

Total Hungary			$37,796,809

Mexico — 4.5%

Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$18,831,382
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,838,569
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	13,063,301

Total Mexico			$49,733,252

Philippines — 0.9%

Philippine Government International Bond, 6.25%, 1/14/36	PHP	417,000,000	$10,379,448

Total Philippines			$10,379,448

Romania — 0.9%

Romania Government International Bond, 6.75%, 2/7/22(2)	USD	9,666,000	$10,175,476

Total Romania			$10,175,476

Serbia — 7.4%

Serbia Treasury Bill, 0.00%, 9/6/12	RSD	2,967,000,000	$33,724,052
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	14,105,819
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,396,953
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,625,847
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	7,464,344
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	13,152,062
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,009,303
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	2,990,661
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	993,604
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	1,479,953

Total Serbia			$80,942,598

South Africa — 1.7%

Republic of South Africa, 2.50%, 1/31/17(1)	ZAR	35,666,630	$4,985,404
Republic of South Africa, 2.60%, 3/31/28(1)	ZAR	29,115,129	3,931,657
Republic of South Africa, 2.75%, 1/31/22(1)	ZAR	60,049,751	8,373,987
Republic of South Africa, 5.50%, 12/7/23(1)	ZAR	5,288,287	932,025

Total South Africa			$18,223,073

Sri Lanka — 1.0%

Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	8,040,000	$8,220,900
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	2,460,000	2,515,350

Total Sri Lanka			$10,736,250

Turkey — 13.3%

Republic of Turkey, 7.00%, 9/26/16	USD	17,500,000	$19,928,125
Turkey Government Bond, 0.00%, 8/8/12	TRY	4,943,000	2,748,744
Turkey Government Bond, 0.00%, 11/7/12	TRY	110,162,900	59,757,375
Turkey Government Bond, 0.00%, 2/20/13	TRY	29,300,000	15,498,428
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	52,296,911	28,899,161
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	12,477,412	7,417,178
Turkey Government Bond, 8.00%, 10/9/13	TRY	18,900,000	10,584,000

Total Turkey			$144,833,011

Venezuela — 4.1%

Bolivarian Republic of Venezuela, 7.00%, 3/31/38(3)	USD	28,233,000	$20,327,760
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(3)	USD	4,816,900	4,106,407

See Notes to Consolidated Financial Statements.
16

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
Security		Amount	Value

Venezuela (continued)

Bolivarian Republic of Venezuela, 11.75%, 10/21/26(3)	USD	20,667,000	$20,563,665

Total Venezuela			$44,997,832

Total Foreign Government Bonds
(identified cost $455,076,628)			$464,404,564

Collateralized Mortgage Obligations — 2.9%

		Principal
Security		Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only) Class SH, 6.86%, 3/15/34(4)(5)		$8,577,118	$1,691,401
Series 3871, (Interest Only) Class MS, 6.96%, 6/15/41(4)(5)		10,695,371	2,103,121

			$3,794,522

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.261%, 10/25/35(4)(5)		$25,523,736	$4,206,250
Series 2006-72, (Interest Only), Class GI, 6.341%, 8/25/36(4)(5)		45,064,306	7,010,634
Series 2007-36, (Interest Only), Class SG, 6.361%, 4/25/37(4)(5)		18,695,984	3,188,674
Series 2010-109, (Interest Only), Class PS, 6.361%, 10/25/40(4)(5)		29,984,099	4,093,628
Series 2010-147, (Interest Only), Class KS, 5.711%, 1/25/41(4)(5)		18,438,723	2,739,906
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)		28,107,302	4,599,610
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(4)		15,083,259	1,515,871

			$27,354,573

Total Collateralized Mortgage Obligations
(identified cost $29,492,344)			$31,149,095

Precious Metals — 3.2%

Description		Troy Ounces	Value

Gold(6)		4,800	$7,997,075
Platinum(6)		17,693	27,729,398

Total Precious Metals
(identified cost $39,419,033)			$35,726,473

Currency Options Purchased — 0.1%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

Australian Dollar Put Option	AUD	18,970	AUD	1.00	8/8/12	$222,464
Australian Dollar Put Option	AUD	5,990	AUD	1.00	8/8/12	70,245
Australian Dollar Put Option	AUD	5,990	AUD	1.00	8/8/12	70,246
Australian Dollar Put Option	AUD	26,550	AUD	1.00	8/8/12	311,356

Total Currency Options Purchased
(identified cost $1,319,402)						$674,311

Interest Rate Swaptions — 0.1%

			Expiration		Notional
Description	Counterparty		Date		Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%		Deutsche Bank		8/26/14	$24,000,000	$620,424

Total Interest Rate Swaptions
(identified cost $1,495,200)						$620,424

Put Options Purchased — 0.0%(7)

	Number of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value

KOSPI 200 Index		27,745,000	KRW	200	10/11/12	$26,623
KOSPI 200 Index		66,800,000	KRW	200	12/13/12	112,860

Total Put Options Purchased
(identified cost $1,083,100)						$139,483

Short-Term Investments — 56.2%

Foreign Government Securities — 34.3%

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia — 4.7%

Croatia Treasury Bill, 0.00%, 5/10/12	EUR	973	$1,286,948
Croatia Treasury Bill, 0.00%, 5/17/12	EUR	1,885	2,491,735
Croatia Treasury Bill, 0.00%, 5/31/12	EUR	3,906	5,158,053
Croatia Treasury Bill, 0.00%, 6/7/12	EUR	4,200	5,542,335

See Notes to Consolidated Financial Statements.
17

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

Croatia (continued)

Croatia Treasury Bill, 0.00%, 6/14/12	EUR	6,862	$9,048,670
Croatia Treasury Bill, 0.00%, 6/28/12	EUR	2,055	2,705,855
Croatia Treasury Bill, 0.00%, 7/5/12	EUR	2,070	2,723,523
Croatia Treasury Bill, 0.00%, 11/8/12	EUR	632	821,037
Croatia Treasury Bill, 0.00%, 11/15/12	EUR	1,885	2,446,771
Croatia Treasury Bill, 0.00%, 11/22/12	EUR	982	1,273,585
Croatia Treasury Bill, 0.00%, 11/29/12	EUR	2,515	3,259,021
Croatia Treasury Bill, 0.00%, 1/24/13	EUR	1,910	2,458,109
Croatia Treasury Bill, 0.00%, 1/31/13	EUR	839	1,078,670
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	1,248,920
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,547,792
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,193,331
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,827,265
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,556,251

Total Croatia			$51,667,871

Georgia — 2.2%

Bank of Georgia Promissory Note, 7.00%, 5/18/12	USD	3,100	$3,105,785
Bank of Georgia Promissory Note, 7.00%, 6/18/12	USD	3,300	3,315,264
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	1,939,325
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,625,396
Bank of Georgia Promissory Note, 8.25%, 12/21/12	USD	8,920	9,057,745
Georgia Treasury Bill, 0.00%, 5/17/12	GEL	3,400	2,075,709
Georgia Treasury Bill, 0.00%, 9/6/12	GEL	1,435	857,315
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,180	1,829,781

Total Georgia			$23,806,320

Hong Kong — 2.2%

Hong Kong Treasury Bill, 0.00%, 6/20/12	HKD	35,000	$4,510,632
Hong Kong Treasury Bill, 0.00%, 7/5/12	HKD	43,500	5,605,691
Hong Kong Treasury Bill, 0.00%, 7/11/12	HKD	93,500	12,048,584
Hong Kong Treasury Bill, 0.00%, 7/18/12	HKD	15,000	1,932,887

Total Hong Kong			$24,097,794

Malaysia — 10.0%

Bank Negara Monetary Note, 0.00%, 6/26/12	MYR	205,660	$67,694,068
Bank Negara Monetary Note, 0.00%, 8/2/12	MYR	96,791	31,768,679
Bank Negara Monetary Note, 0.00%, 8/9/12	MYR	30,877	10,128,770

Total Malaysia			$109,591,517

Nigeria — 4.0%

Nigeria Treasury Bill, 0.00%, 9/27/12	NGN	665,000	$3,981,505
Nigeria Treasury Bill, 0.00%, 10/11/12	NGN	1,588,000	9,449,887
Nigeria Treasury Bill, 0.00%, 11/22/12	NGN	303,000	1,771,727
Nigeria Treasury Bill, 0.00%, 1/10/13	NGN	778,830	4,454,749
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	1,787,900	10,100,300
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	8,831,123
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	962,797	5,350,116

Total Nigeria			$43,939,407

Philippines — 2.2%

Philippine Treasury Bill, 0.00%, 5/2/12	PHP	103,300	$2,446,568
Philippine Treasury Bill, 0.00%, 5/9/12	PHP	27,380	648,229
Philippine Treasury Bill, 0.00%, 5/16/12	PHP	23,350	552,578
Philippine Treasury Bill, 0.00%, 6/6/12	PHP	242,230	5,726,183
Philippine Treasury Bill, 0.00%, 7/11/12	PHP	50,640	1,194,548
Philippine Treasury Bill, 0.00%, 8/1/12	PHP	103,750	2,443,556
Philippine Treasury Bill, 0.00%, 8/22/12	PHP	461,070	10,846,483

Total Philippines			$23,858,145

Romania — 1.6%

Romania Treasury Bill, 0.00%, 6/20/12	RON	16,140	$4,785,617
Romania Treasury Bill, 0.00%, 7/11/12	RON	14,840	4,388,464
Romania Treasury Bill, 0.00%, 8/16/12	RON	9,840	2,896,744
Romania Treasury Bill, 0.00%, 9/5/12	RON	18,470	5,419,106

Total Romania			$17,489,931

Serbia — 3.5%

Serbia Treasury Bill, 0.00%, 6/7/12	RSD	213,200	$2,493,246
Serbia Treasury Bill, 0.00%, 7/6/12	RSD	608,760	7,054,976
Serbia Treasury Bill, 0.00%, 10/5/12	RSD	88,910	999,596
Serbia Treasury Bill, 0.00%, 10/25/12	RSD	83,740	934,053
Serbia Treasury Bill, 0.00%, 1/17/13	RSD	19,080	206,920
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	22,023,262
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,391,026
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	2,004,764

Total Serbia			$38,107,843

Slovakia — 2.0%

Slovakia Treasury Bill, 0.00%, 7/11/12	EUR	16,100	$21,279,608

Total Slovakia			$21,279,608

See Notes to Consolidated Financial Statements.
18

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

		Principal
		Amount
Security		(000’s omitted)	Value

South Korea — 1.7%

Korea Monetary Stabilization Bond, 0.00%, 5/8/12	KRW	2,161,180	$1,911,289
Korea Monetary Stabilization Bond, 0.00%, 5/15/12	KRW	7,654,730	6,765,024
Korea Monetary Stabilization Bond, 0.00%, 5/22/12	KRW	8,751,670	7,729,811
Korea Monetary Stabilization Bond, 0.00%, 5/29/12	KRW	1,926,880	1,700,709

Total South Korea			$18,106,833

Sri Lanka — 0.2%

Sri Lanka Government International Bond, 8.25%, 10/24/12(3)	USD	2,550	$2,613,750

Total Sri Lanka			$2,613,750

Total Foreign Government Securities
(identified cost $377,266,227)			$374,559,019

U.S. Treasury Obligations — 1.6%

		Principal
		Amount
Security		(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/24/12(8)		$17,000	$16,999,320
U.S. Treasury Bill, 0.00%, 7/26/12		1,000	999,785

Total U.S. Treasury Obligations
(identified cost $17,999,257)			$17,999,105

Repurchase Agreements — 9.9%

		Principal
		Amount
Description		(000’s omitted)	Value

Bank of America:
Dated 4/3/12 with a maturity date of 7/9/12, an interest rate of 0.03% and repurchase proceeds of EUR 14,076,546, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $18,650,301.	EUR	14,075	$18,631,731
Citibank NA:
Dated 4/19/12 with a maturity date of 5/24/12, an interest rate of 0.05% and repurchase proceeds of EUR 15,964,265, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $21,411,542.	EUR	15,964	21,131,023
Dated 4/27/12 with a maturity date of 5/9/12, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 20,645,049, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $27,430,249.	EUR	20,645	27,328,389
Nomura International PLC:
Dated 4/27/12 with a maturity date of 5/9/12, an interest rate of 0.00% and repurchase proceeds of EUR 26,856,426, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $35,673,507.	EUR	26,856	35,549,860
Dated 4/27/12 with a maturity date of 5/9/12, an interest rate of 0.08% and repurchase proceeds of EUR 3,959,518, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,277,170.	EUR	3,959	5,241,134

Total Repurchase Agreements
(identified cost $107,717,383)			$107,882,137

Other — 10.4%

		Interest
Description		(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(9)		$112,979	$112,979,101

Total Other
(identified cost $112,979,101)			$112,979,101

Total Short-Term Investments
(identified cost $615,961,968)			$613,419,362

Total Investments — 105.0%
(identified cost $1,143,847,675)			$1,146,133,712

Other Assets, Less Liabilities — (5.0)%			$(54,985,429)

Net Assets — 100.0%			$1,091,148,283

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

See Notes to Consolidated Financial Statements.
19

Global Macro Absolute Return Advantage Portfolio

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Consolidated Portfolio of Investments (Unaudited) — continued

AUD	- Australian Dollar
BRL	- Brazilian Real
CLP	- Chilean Peso
EUR	- Euro
GBP	- British Pound Sterling
GEL	- Georgian Lari
HKD	- Hong Kong Dollar
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PHP	- Philippine Peso
RON	- Romanian Leu
RSD	- Serbian Dinar
TRY	- New Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $18,396,376 or 1.7% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2012.

(6)	Non-income producing.

(7)	Amount is less than 0.05%.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Securities Sold Short — (9.7)%
Foreign Government Bonds — (9.7)%

		Principal
		Amount
Security		(000’s omitted)	Value

Belgium — (1.9)%

Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(20,976,487)

Total Belgium			$(20,976,487)

France — (7.3)%

Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(18,328,969)

Government of France, 4.00%, 10/25/38	EUR	(44,492)	(61,906,566)

Total France			$(80,235,535)

Spain — (0.5)%

Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,096,829)

Total Spain			$(5,096,829)

Total Foreign Government Bonds
(proceeds $107,220,745)			$(106,308,851)

Total Securities Sold Short
(proceeds $107,220,745)			$(106,308,851)

See Notes to Consolidated Financial Statements.
20

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments —
Securities of unaffiliated issuers, at value (identified cost, $991,449,541)	$997,428,138
Affiliated investment, at value (identified cost, $112,979,101)	112,979,101
Precious metals, at value (identified cost, $39,419,033)	35,726,473

Total Investments, at value (identified cost, $1,143,847,675)	$1,146,133,712

Cash	$1,880,036
Restricted cash*	390,000
Foreign currency — Yuan Renminbi, at value (identified cost, $14,889,895)	14,886,350
Foreign currency — other, at value (identified cost, $1,255,625)	1,254,247
Interest receivable	6,099,761
Interest receivable from affiliated investment	4,997
Receivable for investments sold	85,873,237
Receivable for open forward commodity contracts	355,956
Receivable for open forward foreign currency exchange contracts	4,139,998
Receivable for closed forward foreign currency exchange contracts	743,478
Receivable for open swap contracts	7,727,857
Premium paid on open swap contracts	21,646,435

Total assets	$1,291,136,064

Liabilities

Payable for investments purchased	$70,659,791
Payable for variation margin on open futures contracts	135,046
Payable for open forward commodity contracts	177,801
Payable for open forward foreign currency exchange contracts	9,741,610
Payable for closed forward foreign currency exchange contracts	973,576
Payable for open swap contracts	7,294,511
Premium received on open swap contracts	1,266,873
Payable for securities sold short, at value (proceeds, $107,220,745)	106,308,851
Payable to affiliates:
Investment adviser fee	868,488
Trustees’ fees	3,518
Interest payable	2,171,247
Accrued expenses	386,469

Total liabilities	$199,987,781

Net Assets applicable to investors’ interest in Portfolio	$1,091,148,283

Sources of Net Assets

Investors’ capital	$1,096,150,617
Net unrealized depreciation	(5,002,334)

Total	$1,091,148,283

*	Represents restricted cash on deposit at the broker for open futures contracts.

See Notes to Consolidated Financial Statements.
21

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest (net of foreign taxes, $118,219)	$30,072,834
Interest allocated from affiliated investment	32,942
Expenses allocated from affiliated investment	(5,241)

Total investment income	$30,100,535

Expenses

Investment adviser fee	$5,151,257
Trustees’ fees and expenses	22,157
Custodian fee	760,773
Legal and accounting services	96,264
Interest expense and fees	17,736
Interest expense on securities sold short	2,305,953
Miscellaneous	30,248

Total expenses	$8,384,388

Deduct —
Reduction of custodian fee	$294

Total expense reductions	$294

Net expenses	$8,384,094

Net investment income	$21,716,441

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including a gain of $65,246 from precious metals)	$(21,805,413)
Investment transactions allocated from affiliated investment	888
Securities sold short	3,313,651
Futures contracts	5,893,245
Swap contracts	(4,100,696)
Forward commodity contracts	(592,100)
Foreign currency and forward foreign currency exchange contract transactions	25,439,115

Net realized gain	$8,148,690

Change in unrealized appreciation (depreciation) —
Investments (including net decrease of $492,719 from precious metals)	$18,529,375
Securities sold short	(1,214,588)
Futures contracts	(5,222,518)
Swap contracts	89,355
Forward commodity contracts	1,216,280
Foreign currency and forward foreign currency exchange contracts	(17,706,221)

Net change in unrealized appreciation (depreciation)	$(4,308,317)

Net realized and unrealized gain	$3,840,373

Net increase in net assets from operations	$25,556,814

See Notes to Consolidated Financial Statements.
22

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$21,716,441	$16,209,447
Net realized gain (loss) from investment transactions, written options, securities sold short, futures contracts, swap contracts, forward commodity contracts, and foreign currency and forward foreign currency exchange contract transactions	8,148,690	(14,676,966)
Net change in unrealized appreciation (depreciation) from investments, securities sold short, futures contracts, swap contracts, forward commodity contracts, foreign currency and forward foreign currency exchange contracts	(4,308,317)	(1,796,351)

Net increase (decrease) in net assets from operations	$25,556,814	$(263,870)

Capital transactions —
Contributions	$176,912,710	$961,628,976
Withdrawals	(177,064,506)	(78,026,445)

Net increase (decrease) in net assets from capital transactions	$(151,796)	$883,602,531

Net increase in net assets	$25,405,018	$883,338,661

Net Assets

At beginning of period	$1,065,743,265	$182,404,604

At end of period	$1,091,148,283	$1,065,743,265

See Notes to Consolidated Financial Statements.
23

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended
	April 30, 2012		Year Ended		Period Ended
Ratios/Supplemental Data	(Unaudited)		October 31, 2011		October 31, 2010(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	1.58	%(3)(4)	1.42	%(4)	1.47	%(3)
Net investment income	4.10	%(3)	2.10%		1.30	%(3)
Portfolio Turnover	36	%(5)	50%		7	%(5)

Total Return	2.54	%(5)	0.45%		0.63	%(5)

Net assets, end of period (000’s omitted)	$1,091,148		$1,065,743		$182,405

(1)	For the period from the start of business, August 31, 2010, to October 31, 2010.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense primarily on securities sold short of 0.44% and 0.25% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(5)	Not annualized.

See Notes to Consolidated Financial Statements.
24

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance International (Cayman Islands) Strategic Income Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 72.2%, 16.7%, 6.2%, 3.5% and 1.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $42,039,808 or 3.9% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Precious metals are valued at the New York composite mean quotation reported by Bloomberg at the valuation time. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued based on the price of the underlying futures or forward contract provided by the exchange on which the underlying instruments are traded or if unavailable, based on forward rates provided by broker/dealers. Interest rate swaps, cross-currency swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

25

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodity futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodity futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

26

Global Macro Absolute Return Advantage Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

K Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

M Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

O Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

P Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the

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Notes to Consolidated Financial Statements (Unaudited) — continued

counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

Q Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

R Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $5,151,257 or 0.97% (annualized) of the Portfolio’s consolidated average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and securities sold short, for the six months ended April 30, 2012 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$354,480,174	$159,462,445
U.S. Government Securities	31,638,113	0

	$386,118,287	$159,462,445

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Notes to Consolidated Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,145,966,136

Gross unrealized appreciation	$22,756,259
Gross unrealized depreciation	(22,588,683)

Net unrealized appreciation	$167,576

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward commodity contracts, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Commodity Contracts(1)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/27/12	Gold 3,726 Troy Ounces	United States Dollar 6,200,655	Citibank NA	$(12,801)
6/27/12	Gold 4,661 Troy Ounces	United States Dollar 7,606,197	Citibank NA	(165,000)
6/27/12	Gold 3,113 Troy Ounces	United States Dollar 5,546,918	Merrill Lynch International	355,956

				$178,155

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/7/12	Euro 32,431,710	United States Dollar 43,252,712	Bank of America	$322,199
5/7/12	New Taiwan Dollar 658,016,000	United States Dollar 22,292,025	Barclays Bank PLC	(249,572)
5/7/12	New Taiwan Dollar 305,690,000	United States Dollar 10,401,157	Nomura International PLC	(70,839)
5/9/12	South African Rand 369,490,406	United States Dollar 47,078,197	Barclays Bank PLC	(413,017)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/10/12	Euro 973,000	United States Dollar 1,290,213	Standard Chartered Bank	$2,218
5/10/12	South African Rand 47,158,980	New Turkish Lira 10,803,353	Barclays Bank PLC	80,161
5/14/12	Euro 30,403,000	United States Dollar 39,791,902	Deutsche Bank	(454,231)
5/14/12	Euro 42,900,000	United States Dollar 56,109,768	Goldman Sachs International	(679,335)
5/17/12	Euro 1,885,000	United States Dollar 2,477,418	Standard Chartered Bank	(17,889)
5/18/12	Euro 43,083,710	United States Dollar 56,504,286	Australia and New Zealand Banking Group Limited	(528,866)
5/18/12	Euro 43,083,710	United States Dollar 56,499,977	Bank of America	(533,175)
5/18/12	Euro 43,083,710	United States Dollar 56,512,902	Goldman Sachs International	(520,250)
5/23/12	British Pound Sterling 1,122,392	United States Dollar 1,797,877	Goldman Sachs International	(23,417)
5/29/12	Euro 9,680,000	United States Dollar 12,769,082	Goldman Sachs International	(45,596)
5/29/12	South African Rand 23,955,858	United States Dollar 3,109,737	Goldman Sachs International	39,640
5/31/12	Euro 3,906,000	United States Dollar 5,220,506	Standard Chartered Bank	49,585
5/31/12	Swiss Franc 39,780,000	Euro 33,114,126	Australia and New Zealand Banking Group Limited	(2,753)
6/4/12	New Taiwan Dollar 336,752,000	United States Dollar 11,401,794	Australia and New Zealand Banking Group Limited	(182,382)
6/4/12	New Taiwan Dollar 304,914,000	United States Dollar 10,323,819	Barclays Bank PLC	(165,139)
6/4/12	New Taiwan Dollar 270,541,000	United States Dollar 9,159,083	Citibank NA	(147,453)
6/4/12	New Taiwan Dollar 302,376,000	United States Dollar 10,236,847	JPMorgan Chase Bank	(164,804)
6/7/12	Euro 4,200,000	United States Dollar 5,511,030	State Street Bank and Trust Co.	(49,279)
6/7/12	South African Rand 27,635,352	United States Dollar 3,601,871	Nomura International PLC	64,871
6/8/12	Croatian Kuna 32,746,650	Euro 4,253,917	Citibank NA	(146,771)
6/14/12	Euro 6,862,000	United States Dollar 8,947,156	Goldman Sachs International	(137,694)
6/15/12	South African Rand 51,013,507	United States Dollar 6,664,940	Deutsche Bank	143,422
6/19/12	Croatian Kuna 14,169,300	Euro 1,858,513	Citibank NA	(38,621)

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Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

6/19/12	New Taiwan Dollar 312,826,000	United States Dollar 10,605,529	Australia and New Zealand Banking Group Limited	$(164,222)
6/19/12	New Taiwan Dollar 156,670,000	United States Dollar 5,310,667	Citibank NA	(83,056)
6/19/12	New Taiwan Dollar 129,281,000	United States Dollar 4,382,555	Credit Suisse International	(68,239)
6/22/12	South African Rand 21,285,115	United States Dollar 2,783,991	Goldman Sachs International	65,694
6/25/12	New Taiwan Dollar 149,465,000	United States Dollar 5,073,317	JPMorgan Chase Bank	(74,008)
6/25/12	New Taiwan Dollar 157,326,000	United States Dollar 5,339,238	Nomura International PLC	(78,806)
6/25/12	New Taiwan Dollar 145,869,000	United States Dollar 4,951,258	Standard Chartered Bank	(72,227)
6/28/12	Euro 2,055,000	United States Dollar 2,735,904	Goldman Sachs International	14,997
7/5/12	Euro 2,070,000	United States Dollar 2,743,930	Goldman Sachs International	3,038
7/11/12	Euro 16,100,000	United States Dollar 21,676,235	Deutsche Bank	357,129
7/13/12	Japanese Yen 3,582,000,000	United States Dollar 44,351,718	Goldman Sachs International	(543,322)
7/30/12	Russian Ruble 65,155,000	United States Dollar 2,063,500	Citibank NA	(125,701)
7/30/12	Russian Ruble 115,865,000	United States Dollar 3,669,517	Credit Suisse International	(223,534)
7/30/12	Russian Ruble 143,980,000	United States Dollar 4,560,263	Nomura International PLC	(277,448)
8/2/12	Brazilian Real 8,459,000	United States Dollar 4,411,243	Barclays Bank PLC	48,685
8/2/12	Brazilian Real 9,498,000	United States Dollar 4,953,066	State Street Bank and Trust Co.	54,665
10/9/12	Croatian Kuna 10,430,340	Euro 1,350,206	Credit Suisse International	(37,304)
10/23/12	Croatian Kuna 24,042,000	Euro 3,097,398	Barclays Bank PLC	(100,887)
10/29/12	Russian Ruble 122,527,000	United States Dollar 3,826,278	Deutsche Bank	(238,672)
10/29/12	Russian Ruble 141,195,000	United States Dollar 4,408,211	HSBC Bank USA	(276,068)
10/29/12	Russian Ruble 61,278,000	United States Dollar 1,913,144	Standard Chartered Bank	(119,812)
11/7/12	New Turkish Lira 21,000,000	United States Dollar 10,649,087	Barclays Bank PLC	(844,985)
11/8/12	Euro 632,000	United States Dollar 871,577	JPMorgan Chase Bank	33,673

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

11/15/12	Euro 1,885,000	United States Dollar 2,558,284	Goldman Sachs International	$58,904
11/23/12	Euro 982,000	United States Dollar 1,334,450	Credit Suisse International	32,235
11/29/12	Euro 2,515,000	United States Dollar 3,374,627	Standard Chartered Bank	39,237
1/17/13	Croatian Kuna 17,109,338	Euro 2,198,578	Barclays Bank PLC	(56,806)
1/24/13	Euro 1,910,000	United States Dollar 2,492,359	Standard Chartered Bank	(42,726)
1/31/13	Euro 839,000	United States Dollar 1,104,527	State Street Bank and Trust Co.	(9,165)
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	1,000
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	22,649
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	(37,555)
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	11,690
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	(1,173)

				$(6,601,107)

Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/7/12	Serbian Dollar 26,128,310	United States Dollar 307,863	Citibank NA	$952
5/9/12	Romanian Leu 11,862,829	Euro 2,687,973	Goldman Sachs International	(21,261)
5/9/12	New Turkish Lira 626,602	United States Dollar 354,296	Deutsche Bank	1,946
5/9/12	Philippine Peso 381,570,000	United States Dollar 9,003,964	Credit Suisse International	33,896
5/9/12	Yuan Renminbi 15,060,000	United States Dollar 2,395,000	Australia and New Zealand Banking Group Limited	(7,522)
5/11/12	Polish Zloty 99,078,147	Euro 23,660,453	Standard Chartered Bank	76,291
5/14/12	Indian Rupee 602,724,000	United States Dollar 11,666,567	Australia and New Zealand Banking Group Limited	(253,129)
5/14/12	Indian Rupee 136,500,000	United States Dollar 2,661,166	Barclays Bank PLC	(76,344)

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Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/14/12	Indian Rupee 150,870,000	United States Dollar 2,940,747	Credit Suisse International	$(83,808)
5/14/12	Indian Rupee 136,110,000	United States Dollar 2,655,287	HSBC Bank USA	(77,850)
5/14/12	Philippine Peso 381,168,000	United States Dollar 8,915,793	Barclays Bank PLC	112,712
5/14/12	Philippine Peso 256,000,000	United States Dollar 5,963,196	BNP Paribas SA	100,528
5/14/12	Philippine Peso 255,000,000	United States Dollar 5,941,286	JPMorgan Chase Bank	98,751
5/14/12	Singapore Dollar 59,705,000	United States Dollar 47,408,625	Standard Chartered Bank	838,376
5/14/12	Yuan Renminbi 134,347,125	United States Dollar 21,311,409	Deutsche Bank	(922)
5/14/12	Yuan Renminbi 109,920,375	United States Dollar 17,433,842	Goldman Sachs International	2,011
5/15/12	Philippine Peso 107,740,000	United States Dollar 2,522,890	Deutsche Bank	29,095
5/16/12	Philippine Peso 226,555,000	United States Dollar 5,311,958	Australia and New Zealand Banking Group Limited	54,359
5/16/12	Philippine Peso 226,555,000	United States Dollar 5,311,958	Barclays Bank PLC	54,359
5/23/12	Croatian Kuna 13,459,905	Euro 1,790,000	Barclays Bank PLC	6,298
5/23/12	Croatian Kuna 10,341,860	Euro 1,375,430	Citibank NA	4,718
5/23/12	Croatian Kuna 11,205,396	Euro 1,490,000	Credit Suisse International	5,479
5/29/12	South Korean Won 8,924,479,000	United States Dollar 7,803,164	Australia and New Zealand Banking Group Limited	80,270
5/29/12	South Korean Won 8,714,805,000	United States Dollar 7,619,169	HSBC Bank USA	79,051
5/29/12	Yuan Renminbi 18,601,000	United States Dollar 2,947,720	BNP Paribas SA	4,685
5/31/12	Norwegian Krone 120,313,315	Euro 15,716,342	Barclays Bank PLC	194,551
5/31/12	Norwegian Krone 10,000,000	Euro 1,320,532	JPMorgan Chase Bank	(2,691)
5/31/12	Norwegian Krone 120,313,315	Euro 15,728,670	Standard Chartered Bank	178,231
5/31/12	Indian Rupee 643,738,000	United States Dollar 12,411,202	Barclays Bank PLC	(259,613)
5/31/12	Indian Rupee 552,594,000	United States Dollar 10,653,955	HSBC Bank USA	(222,856)
5/31/12	Indian Rupee 617,595,000	United States Dollar 11,904,872	Nomura International PLC	(246,775)

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Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

6/8/12	Croatian Kuna 32,746,650	Euro 4,346,227	Credit Suisse International	$24,561
6/11/12	Mexican Peso 196,106,000	United States Dollar 15,295,687	Standard Chartered Bank	(296,189)
6/11/12	South Korean Won 9,541,741,000	United States Dollar 8,389,819	Australia and New Zealand Banking Group Limited	33,136
6/11/12	South Korean Won 8,633,259,000	United States Dollar 7,590,012	BNP Paribas SA	30,982
6/12/12	Yuan Renminbi 134,551,500	United States Dollar 21,247,769	Barclays Bank PLC	67,078
6/18/12	Croatian Kuna 25,480,447	Euro 3,404,642	Deutsche Bank	(13,104)
6/18/12	Yuan Renminbi 70,350,000	United States Dollar 11,142,613	Standard Chartered Bank	18,189
6/19/12	Croatian Kuna 5,263,370	Euro 698,291	Credit Suisse International	3,857
6/19/12	South Korean Won 7,586,513,000	United States Dollar 6,642,890	Barclays Bank PLC	51,889
6/19/12	South Korean Won 7,983,640,000	United States Dollar 6,989,092	Citibank NA	56,136
6/19/12	South Korean Won 7,584,419,000	United States Dollar 6,640,475	Nomura International PLC	52,457
6/25/12	Polish Zloty 47,454,500	Euro 11,232,632	HSBC Bank USA	91,782
6/25/12	Swedish Krona 3,900,000	Euro 437,426	Citibank NA	(143)
6/25/12	Swedish Krona 142,723,890	Euro 16,092,626	Standard Chartered Bank	(117,332)
6/25/12	Philippine Peso 441,060,000	United States Dollar 10,309,596	Australia and New Zealand Banking Group Limited	129,395
6/27/12	South Korean Won 9,842,928,000	United States Dollar 8,599,824	Bank of America	83,294
6/27/12	South Korean Won 7,795,216,000	United States Dollar 6,807,752	JPMorgan Chase Bank	68,940
6/29/12	Yuan Renminbi 44,975,000	United States Dollar 7,119,677	Barclays Bank PLC	10,743
6/29/12	Yuan Renminbi 48,108,600	United States Dollar 7,616,338	Nomura International PLC	10,888
7/2/12	Philippine Peso 96,310,000	United States Dollar 2,275,434	Credit Suisse International	3,284
10/22/12	Yuan Renminbi 3,300,000	United States Dollar 524,642	Citibank NA	(3,061)
10/29/12	Yuan Renminbi 1,970,000	United States Dollar 312,203	Citibank NA	(886)
11/5/12	Yuan Renminbi 4,480,000	United States Dollar 709,422	Bank of America	(1,569)

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Notes to Consolidated Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

11/13/12	Yuan Renminbi 7,080,000	United States Dollar 1,128,287	Bank of America	$(9,756)
11/19/12	Yuan Renminbi 3,100,000	United States Dollar 488,574	Deutsche Bank	1,136

				$999,495

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

6/12	83 Euro-Bobl	Short	$(13,637,807)	$(13,766,351)	$(128,545)
6/12	92 Euro-Schatz	Short	(13,442,733)	(13,468,916)	(26,183)
6/12	40 Japan 10-Year Bond	Short	(71,347,695)	(71,703,407)	(355,711)
6/12	156 U.S. 5-Year Treasury Note	Short	(19,246,500)	(19,312,312)	(65,812)
6/12	105 U.S. 10-Year Treasury Note	Short	(13,792,734)	(13,889,531)	(96,797)
7/12	424 Platinum	Long	35,840,132	33,324,280	(2,515,852)

					$(3,188,900)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Bank of America	HUF	787,130	Receives	6-Month HUF BUBOR	7.32%	12/16/16	$(74,987)
Bank of America	HUF	312,000	Pays	6-Month HUF BUBOR	6.99	12/19/16	11,351
Bank of America	HUF	312,000	Receives	6-Month HUF BUBOR	7.29	12/19/16	(27,941)
Bank of America	HUF	260,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(25,823)
Bank of America	HUF	358,000	Receives	6-Month HUF BUBOR	7.37	12/21/16	(37,580)
Bank of America	HUF	111,400	Receives	6-Month HUF BUBOR	7.32	12/22/16	(10,641)
Bank of America	HUF	233,000	Receives	6-Month HUF BUBOR	7.93	1/10/17	(47,069)
Bank of America	HUF	339,000	Receives	6-Month HUF BUBOR	7.91	1/17/17	(66,292)
Bank of America	ZAR	10,073	Receives	3-Month ZAR JIBAR	6.86	11/17/15	(21,505)
Bank of America	ZAR	20,153	Receives	3-Month ZAR JIBAR	7.18	12/15/15	(67,314)
Bank of America	ZAR	5,063	Receives	3-Month ZAR JIBAR	7.26	11/16/20	4,266
Bank of America	ZAR	10,070	Receives	3-Month ZAR JIBAR	7.42	11/17/20	(5,142)
Bank of America	ZAR	7,680	Receives	3-Month ZAR JIBAR	7.31	11/19/20	3,495

35

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)

Citibank NA	ZAR	5,016	Receives	3-Month ZAR JIBAR	7.29%	11/19/20	$3,135
Citibank NA	ZAR	27,635	Receives	3-Month ZAR JIBAR	7.69	1/7/21	(63,984)
Credit Suisse International	HUF	492,670	Pays	6-Month HUF BUBOR	6.93	12/16/16	12,831
Credit Suisse International	HUF	492,670	Receives	6-Month HUF BUBOR	7.32	12/16/16	(46,934)
Credit Suisse International	HUF	120,600	Receives	6-Month HUF BUBOR	7.29	12/22/16	(10,818)
Credit Suisse International	HUF	103,000	Receives	6-Month HUF BUBOR	7.38	12/27/16	(10,882)
Credit Suisse International	HUF	400,000	Receives	6-Month HUF BUBOR	7.92	1/11/17	(79,266)
Credit Suisse International	HUF	514,000	Receives	6-Month HUF BUBOR	7.63	1/16/17	(72,623)
Credit Suisse International	HUF	176,000	Receives	6-Month HUF BUBOR	7.83	1/17/17	(31,691)
Credit Suisse International	HUF	186,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(30,590)
Deutsche Bank	HUF	182,820	Receives	6-Month HUF BUBOR	7.98	1/19/17	(38,199)
Deutsche Bank	ZAR	3,910	Receives	3-Month ZAR JIBAR	6.71	11/19/15	(5,722)
Deutsche Bank	ZAR	6,983	Receives	3-Month ZAR JIBAR	7.26	11/16/20	5,884
Deutsche Bank	ZAR	4,655	Receives	3-Month ZAR JIBAR	7.27	11/19/20	3,701
Deutsche Bank	ZAR	4,800	Receives	3-Month ZAR JIBAR	7.77	11/26/20	(16,331)
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-Month HUF BUBOR	6.93	12/19/16	41,840
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(134,961)
JPMorgan Chase Bank	HUF	529,000	Receives	6-Month HUF BUBOR	7.34	12/20/16	(52,767)
JPMorgan Chase Bank	HUF	642,000	Receives	6-Month HUF BUBOR	7.36	12/21/16	(66,533)
JPMorgan Chase Bank	HUF	627,500	Pays	6-Month HUF BUBOR	6.99	12/22/16	23,394
JPMorgan Chase Bank	HUF	627,500	Receives	6-Month HUF BUBOR	7.30	12/22/16	(57,505)
JPMorgan Chase Bank	HUF	616,000	Receives	6-Month HUF BUBOR	7.37	12/27/16	(63,888)
JPMorgan Chase Bank	HUF	227,000	Receives	6-Month HUF BUBOR	7.75	1/20/17	(37,334)
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-Month HUF BUBOR	6.94	12/19/16	18,033
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-Month HUF BUBOR	7.26	12/19/16	(56,178)
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-Month HUF BUBOR	7.36	12/20/16	(27,349)
Nomura International PLC	HUF	457,000	Pays	6-Month HUF BUBOR	6.99	12/21/16	17,023
Nomura International PLC	HUF	457,000	Receives	6-Month HUF BUBOR	7.39	12/21/16	(49,748)
Standard Bank	ZAR	16,000	Receives	3-Month ZAR JIBAR	7.87	11/30/20	(67,651)

							$(1,260,295)

HUF - Hungarian Forint
ZAR - South African Rand

Credit Default Swaps — Sell Protection
						Current		Upfront
		Notional	Contract			Market		Payments	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Bank of America	$19,517	5.00	%(1)	6/20/13	4.91%	$132,742	$(62,342)	$70,400
Argentina	Bank of America	3,476	5.00	(1)	6/20/13	4.91	23,639	(26,076)	(2,437)
Argentina	Bank of America	6,951	5.00	(1)	6/20/13	4.91	47,278	(50,646)	(3,368)
Argentina	Bank of America	3,370	5.00	(1)	6/20/13	4.91	22,919	(33,347)	(10,428)
Argentina	Bank of America	3,468	5.00	(1)	6/20/13	4.91	23,589	(35,456)	(11,867)

36

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Sell Protection (continued)
						Current		Upfront
		Notional	Contract			Market		Payments	Net Unrealized
		Amount*	Annual		Termination	Annual	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	Fixed Rate***	Value	(Paid)	(Depreciation)

Argentina	Credit Suisse International	$3,253	5.00	%(1)	6/20/13	4.91%	$22,125	$(10,391)	$11,734
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	4.91	24,158	(18,970)	5,188
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	4.91	23,560	(26,058)	(2,498)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	4.91	25,083	(27,743)	(2,660)
Argentina	Deutsche Bank	5,680	5.00	(1)	6/20/13	4.91	38,632	(39,730)	(1,098)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	4.91	21,896	(24,204)	(2,308)
Argentina	Deutsche Bank	3,464	5.00	(1)	6/20/13	4.91	23,560	(26,058)	(2,498)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	4.91	23,590	(35,457)	(11,867)
Argentina	Morgan Stanley, Co. International PLC	5,000	5.00	(1)	9/20/13	5.63	(13,398)	(61,422)	(74,820)
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.24	(6,556)	5,223	(1,333)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.24	(23,499)	19,621	(3,878)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.24	(16,795)	15,703	(1,092)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.24	(28,213)	26,157	(2,056)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.18	(23,162)	91,012	67,850
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.24	(35,248)	35,924	676
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.24	(6,556)	6,138	(418)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.24	(14,733)	12,931	(1,802)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.29	(88,905)	109,764	20,859
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.29	(80,014)	55,855	(24,159)

							$115,692	$(99,572)	$16,120

Credit Default Swaps — Buy Protection
			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$183,082	$(126,674)	$56,408
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	48,433	(39,182)	9,251
Brazil	Bank of America	533	1.00	(1)	12/20/20	21,212	(16,785)	4,427
Brazil	Bank of America	280	1.00	(1)	12/20/20	11,143	(8,435)	2,708
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	56,910	(47,114)	9,796
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,526,432	(1,436,437)	89,995
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	90,836	(97,029)	(6,193)
Brazil	Citibank NA	270	1.00	(1)	12/20/20	10,745	(8,230)	2,515
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	500,449	(446,180)	54,269

37

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

Brazil	HSBC Bank USA	$1,000	1.00	%(1)	6/20/21	$43,612	$(39,634)	$3,978
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	90,836	(82,075)	8,761
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	11,143	(8,534)	2,609
China	Bank of America	6,100	1.00	(1)	3/20/17	15,777	(178,030)	(162,253)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	26,060	(267,612)	(241,552)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	9,569	(93,393)	(83,824)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	11,121	(108,537)	(97,416)
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	128,175	(164,442)	(36,267)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	98,273	(123,857)	(25,584)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	282,330	(347,865)	(65,535)
Colombia	Morgan Stanley, Co. International PLC	4,470	1.00	(1)	9/20/21	146,908	(188,476)	(41,568)
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	195,481	(63,649)	131,832
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	320,289	(97,699)	222,590
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	324,048	(105,518)	218,530
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	691,704	(168,973)	522,731
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	309,043	(315,701)	(6,658)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	154,521	(157,837)	(3,316)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	429,226	(440,032)	(10,806)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	291,874	(296,827)	(4,953)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	583,747	(591,476)	(7,729)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	154,521	(157,837)	(3,316)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	3,310	(14,225)	(10,915)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	4,729	(19,052)	(14,323)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	5,674	(34,712)	(29,038)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	8,258	(13,767)	(5,509)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	7,226	(15,530)	(8,304)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	5,161	(15,556)	(10,395)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	8,258	(20,560)	(12,302)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	10,839	(25,382)	(14,543)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	12,903	(38,191)	(25,288)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(3,100)	(123,504)	(126,604)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	10,323	(24,969)	(14,646)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	130,972	(207,724)	(76,752)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	2,364	(10,879)	(8,515)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	3,074	(13,231)	(10,157)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	5,438	(24,932)	(19,494)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	10,323	(25,686)	(15,363)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	2,364	(9,099)	(6,735)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	13,420	(35,279)	(21,859)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	204,793	(116,448)	88,345
South Africa	Bank of America	890	1.00	(1)	12/20/20	57,139	(29,619)	27,520
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	245,891	(134,598)	111,293
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	146,379	(75,597)	70,782
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	296,387	(264,034)	32,353
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	307,189	(177,922)	129,267
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	128,397	(73,509)	54,888
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	57,139	(31,492)	25,647
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	539,317	(318,324)	220,993

38

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)
			Contract				Upfront
		Notional	Annual				Payments	Net Unrealized
		Amount	Fixed		Termination	Market	Received	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Rate**		Date	Value	(Paid)	(Depreciation)

South Africa	Credit Suisse International	$9,000	1.00	%(1)	3/20/21	$599,241	$(414,547)	$184,694
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,472,847	(1,800,061)	(327,214)
Spain	Bank of America	2,400	1.00	(1)	9/20/20	509,715	(224,262)	285,453
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	514,175	(198,199)	315,976
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	840,962	(349,412)	491,550
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	690,091	(411,196)	278,895
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	237,196	(96,732)	140,464
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,109,821	(451,486)	658,335
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	1,109,682	(508,561)	601,121
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	1,154,207	(982,337)	171,870
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	481,334	(303,411)	177,923
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	1,109,821	(492,958)	616,863
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	754,787	(359,625)	395,162
Thailand	Bank of America	1,000	1.00	(1)	3/20/16	1,365	(3,609)	(2,244)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	4,096	(2,170)	1,926
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	1,911	(7,508)	(5,597)
Thailand	Citibank NA	7,900	1.00	(1)	12/20/16	73,986	(290,176)	(216,190)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	5,598	(26,572)	(20,974)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(8,741)	(29,199)	(37,940)
Venezuela	Barclays Bank PLC	824	5.00	(1)	12/20/21	114,433	(189,574)	(75,141)
Venezuela	Barclays Bank PLC	688	5.00	(1)	12/20/21	95,542	(170,824)	(75,282)
Venezuela	Barclays Bank PLC	726	5.00	(1)	12/20/21	100,813	(185,509)	(84,696)
Venezuela	Barclays Bank PLC	842	5.00	(1)	12/20/21	116,928	(204,652)	(87,724)
Venezuela	Barclays Bank PLC	872	5.00	(1)	12/20/21	121,094	(216,451)	(95,357)
Venezuela	Barclays Bank PLC	1,512	5.00	(1)	12/20/21	209,979	(379,642)	(169,663)
Venezuela	Barclays Bank PLC	1,624	5.00	(1)	12/20/21	225,510	(411,202)	(185,692)
Venezuela	Barclays Bank PLC	1,657	5.00	(1)	12/20/21	230,107	(419,102)	(188,995)
Venezuela	Barclays Bank PLC	2,336	5.00	(1)	12/20/21	324,411	(545,270)	(220,859)
Venezuela	Barclays Bank PLC	3,192	5.00	(1)	12/20/21	443,272	(768,432)	(325,160)
Venezuela	Credit Suisse International	746	5.00	(1)	12/20/21	103,590	(194,539)	(90,949)
Venezuela	Deutsche Bank	1,424	5.00	(1)	12/20/21	197,750	(361,725)	(163,975)
Venezuela	Deutsche Bank	1,520	5.00	(1)	12/20/21	211,090	(385,917)	(174,827)
Venezuela	Deutsche Bank	3,730	5.00	(1)	12/20/21	517,984	(892,372)	(374,388)
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR 15,050	1.00	(1)	6/20/17	1,260,187	(773,412)	486,775
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR 8,166	5.00	(1)	6/20/17	(542,642)	888,545	345,903

						$23,383,809	$(20,279,990)	$3,103,819

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $111,335,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular

39

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR - Euro

Cross-Currency Swaps
	Notional	Notional
	Amount on	Amount on
	Fixed Rate	Floating Rate
	(Currency	(Currency				Net Unrealized
	Received)	Delivered)			Termination	Appreciation
Counterparty	(000’s omitted)	(000’s omitted)	Floating Rate	Fixed Rate	Date	(Depreciation)

Bank of America	TRY 700	$394	3 Month USD-LIBOR-BBA	6.97	8/18/21	$(27,114)
Barclays Bank PLC	TRY 19,188	10,316	3 Month USD-LIBOR-BBA	5.80	10/9/13	(638,606)
Citibank NA	TRY 10,951	7,200	3-Month USD-LIBOR-BBA	8.23	9/3/20	114,914
Citibank NA	TRY 5,133	3,216	3 Month USD-LIBOR-BBA	8.23	2/25/21	12,910
Credit Suisse International	TRY 10,104	5,676	3 Month USD-LIBOR-BBA	6.90	8/18/21	(366,252)
Deutsche Bank	TRY 18,837	11,832	3 Month USD-LIBOR-BBA	8.20	2/24/21	23,975
Deutsche Bank	TRY 13,388	7,517	3 Month USD-LIBOR-BBA	7.00	8/18/21	(546,125)

						$(1,426,298)

TRY - New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance return.

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to a credit risk, or to enhance return.

Equity Price Risk: The Portfolio enters into equity index options to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance return or to hedge against fluctuations in currency exchange rates. It also enters into forward foreign currency exchange contracts as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions, and cross-currency swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The Portfolio enters into swap contracts, forward foreign currency exchange contracts and forward commodity contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a

40

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $18,187,498. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,564,733 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, over-the counter options, forward commodity contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $14,401,507 with the highest amount from any one counterparty being $4,589,872. Such maximum amount would be reduced by any unamortized upfront payments received by the Portfolio. Such amount would be increased by any unamortized upfront payments made by the Portfolio. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $12,914,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
		Equity	Foreign	Interest
Consolidated Statement of Assets and Liabilities Caption	Credit	Price	Exchange	Rate	Commodity

Securities of unaffiliated issuers, at value	$—	$139,483	$674,311	$620,424	$—
Receivable for open forward commodity contracts	—	—	—	—	355,956
Receivable for open forward foreign currency exchange contracts	—	—	4,139,998	—	—
Receivable for open swap contracts; Premium paid/received on open swap contracts	24,391,063	—	—	296,752	—

Total Asset Derivatives	$24,391,063	$139,483	$4,814,309	$917,176	$355,956

Net unrealized depreciation*	$—	$—	$—	$(673,048)	$(2,515,852)
Payable for open forward commodity contracts	—	—	—	—	(177,801)
Payable for open forward foreign currency exchange contracts	—	—	(9,741,610)	—	—
Payable for open swap contracts; Premium paid/received on open swap contracts	(891,562)	—	—	(2,983,345)	—

Total Liability Derivatives	$(891,562)	$—	$(9,741,610)	$(3,656,393)	$(2,693,653)

*  Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

41

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Equity	Foreign	Interest
Consolidated Statement of Operations Caption	Credit	Price	Exchange	Rate	Commodity

Net realized gain (loss) — Investment transactions	$—	$(620,817)	$—	$—	$—
Futures contracts	—	—	—	3,246,924	2,646,321
Swap contracts	(2,729,922)	—	—	(1,370,774)	—
Forward commodity contracts	—	—	—	—	(592,100)
Foreign currency and forward foreign currency exchange contract transactions	—	—	24,568,766	—	—

Total	$(2,729,922)	$(620,817)	$24,568,766	$1,876,150	$2,054,221

Change in unrealized appreciation (depreciation) — Investments	$—	$(605,862)	$(645,091)	$(486,456)	$40,020
Futures contracts	—	—	—	(1,291,921)	(3,930,597)
Swap contracts	3,231,175	—	—	(3,141,820)	—
Forward commodity contracts	—	—	—	—	1,216,280
Foreign currency and forward foreign currency exchange contracts	—	—	(16,443,639)	—	—

Total	$3,231,175	$(605,862)	$(17,088,730)	$(4,920,197)	$(2,674,297)

The average notional amounts of futures contracts, forward commodity contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $164,258,000, $18,487,000, $1,355,601,000 and $900,633,000, respectively.

The average principal amount of purchased currency options contracts, average notional amount of interest rate swaption contracts, and average number of purchased index options contracts and purchased commodity options contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $25,877,000, $24,000,000, 139,582,000 contracts and 1 contract, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments and Currencies

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities and currencies also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

42

Global Macro Absolute Return Advantage Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$464,404,564	$—	$464,404,564
Collateralized Mortgage Obligations	—	31,149,095	—	31,149,095
Precious Metals	35,726,473	—	—	35,726,473
Currency Options Purchased	—	674,311	—	674,311
Interest Rate Swaptions	—	620,424	—	620,424
Put Options Purchased	—	139,483	—	139,483
Short-Term Investments —
Foreign Government Securities	—	374,559,019	—	374,559,019
U.S. Treasury Obligations	—	17,999,105	—	17,999,105
Repurchase Agreements	—	107,882,137	—	107,882,137
Other	—	112,979,101	—	112,979,101

Total Investments	$35,726,473	$1,110,407,239	$—	$1,146,133,712

Forward Commodity Contracts	$—	$355,956	$—	$355,956
Forward Foreign Currency Exchange Contracts	—	4,139,998	—	4,139,998
Swap Contracts	—	24,687,815	—	24,687,815

Total	$35,726,473	$1,139,591,008	$—	$1,175,317,481

Liability Description

Securities Sold Short	$—	$(106,308,851)	$—	$(106,308,851)
Forward Commodity Contracts	—	(177,801)	—	(177,801)
Forward Foreign Currency Exchange Contracts	—	(9,741,610)	—	(9,741,610)
Swap Contracts	—	(3,874,907)	—	(3,874,907)
Futures Contracts	(3,188,900)	—	—	(3,188,900)

Total	$(3,188,900)	$(120,103,169)	$—	$(123,292,069)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

43

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (the “advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of each Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and the Portfolio by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: manage the Fund’s general market exposures, using certain derivatives; add exposure to specific market sectors or asset classes without changing the Portfolio’s investments, which would affect any other fund investing in the Portfolio; hedge some of the general market risks of the Portfolio while retaining the value added by the individual manager; and hedge a portion of the exposures of the Portfolio while retaining others.

45

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board reviewed the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2011 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board noted that the Portfolio has established a wholly-owned subsidiary for the purpose of investing in commodity-related investments. The subsidiary is managed by BMR pursuant to a separate advisory contract that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Mark S. Venezia President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance
Global Macro Absolute Return Advantage Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Global Macro Absolute Return Advantage Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4836-6/12	GMARADVSRC

Eaton Vance Tax-Managed Global Dividend Income Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Global Dividend Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	24
Officers and Trustees	27
Important Notices	28

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2012
Performance1,2

Portfolio Managers Judith A. Saryan, CFA, Aamer Khan, CFA, and John H. Croft, CFA

					Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Inception

Class A at NAV	5/30/2003	6.95%	-2.83%	-1.97%	5.25%
Class A with 5.75% Maximum Sales Charge	—	0.76	-8.40	-3.12	4.55
Class B at NAV	5/30/2003	6.56	-3.47	-2.69	4.47
Class B with 5% Maximum Sales Charge	—	1.56	-8.07	-2.99	4.47
Class C at NAV	5/30/2003	6.56	-3.56	-2.69	4.47
Class C with 1% Maximum Sales Charge	—	5.56	-4.48	-2.69	4.47
Class I at NAV	8/27/2007	7.07	-2.48	—	-1.61

MSCI World Index	5/30/2003	7.54%	-4.63%	-1.77%	6.79%
Russell 1000 Value Index	5/30/2003	11.62	1.03	-1.72	6.34

				Since
% After-Tax Returns with Maximum Sales Charge	Inception Date	One Year	Five Years	Inception

Class A After Taxes on Distributions	5/30/2003	-9.16%	-4.01%	3.70%
Class A After Taxes on Distributions and Sale of Fund Shares	—	-4.53	-2.71	3.87
Class B After Taxes on Distributions	5/30/2003	-8.77	-3.78	3.73
Class B After Taxes on Distributions and Sale of Fund Shares	—	-4.39	-2.57	3.83
Class C After Taxes on Distributions	5/30/2003	-5.18	-3.47	3.73
Class C After Taxes on Distributions and Sale of Fund Shares	—	-2.06	-2.32	3.83
Class I After Taxes on Distributions	8/27/2007	-3.33	—	-2.56
Class I After Taxes on Distributions and Sale of Fund Shares	—	-0.58	—	-1.46

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.17%	1.92%	1.92%	0.93%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2012
Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Common Stock Holdings (% of total investments)

International Business Machines Corp.	2.4%
McDonald’s Corp.	2.2
Covidien PLC	1.9
TJX Companies, Inc. (The)	1.9
Accenture PLC, Class A	1.9
U.S. Bancorp	1.8
PNC Financial Services Group, Inc.	1.7
Royal Dutch Shell PLC, Class A	1.7
ConocoPhillips	1.7
Oracle Corp.	1.7

Total	18.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Tax-Managed Global Dividend Income Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Beginning with the May 2012 distribution, the Fund’s monthly distribution rate was reduced by approximately 14% for each class of shares. The adjustment in the Fund’s monthly distribution rate primarily reflects an attempt to balance the income and capital appreciation components of the Fund’s returns. Current market conditions as well as the uncertainty surrounding the tax treatment of dividend income beyond 2012 were factors considered in making the changes.

4

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,069.50	$6.07	1.18%
Class B	$1,000.00	$1,065.60	$9.91	1.93%
Class C	$1,000.00	$1,065.60	$9.91	1.93%
Class I	$1,000.00	$1,070.70	$4.79	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.92	1.18%
Class B	$1,000.00	$1,015.30	$9.67	1.93%
Class C	$1,000.00	$1,015.30	$9.67	1.93%
Class I	$1,000.00	$1,020.20	$4.67	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011.

5

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 77.2%

Security	Shares	Value

Aerospace & Defense — 1.4%

United Technologies Corp.	175,000	$14,287,000

		$14,287,000

Automobiles — 0.4%

Ford Motor Co.	330,000	$3,722,400

		$3,722,400

Beverages — 1.4%

Anheuser-Busch InBev NV	200,000	$14,415,097

		$14,415,097

Building Products — 0.8%

Compagnie de Saint-Gobain	200,000	$8,397,094

		$8,397,094

Chemicals — 2.9%

Air Products and Chemicals, Inc.	143,000	$12,225,070
BASF SE	140,000	11,526,635
LyondellBasell Industries NV, Class A	150,000	6,267,000

		$30,018,705

Commercial Banks — 7.6%

Australia and New Zealand Banking Group, Ltd.	220,000	$5,450,117
PNC Financial Services Group, Inc.	265,000	17,574,800
Skandinaviska Enskilda Banken AB, Class A	1,100,000	7,411,330
Svenska Handelsbanken AB	250,000	8,092,087
Swedbank AB, Class A	400,000	6,603,046
U.S. Bancorp	588,421	18,929,503
Wells Fargo & Co.	420,000	14,040,600

		$78,101,483

Communications Equipment — 0.9%

QUALCOMM, Inc.	145,000	$9,256,800

		$9,256,800

Computers & Peripherals — 0.9%

Apple, Inc.(1)	16,000	$9,347,840

		$9,347,840

Construction & Engineering — 0.8%

Vinci SA	175,000	$8,116,575

		$8,116,575

Diversified Financial Services — 1.8%

Deutsche Boerse AG	150,000	$9,418,332
JPMorgan Chase & Co.	205,000	8,810,900

		$18,229,232

Diversified Telecommunication Services — 5.0%

CenturyLink, Inc.	125,000	$4,820,000
Koninklijke KPN NV	1,460,000	13,107,702
Tele2 AB, Class B	500,000	9,511,558
TeliaSonera AB	2,400,000	15,984,045
Vivendi SA	430,000	7,953,515

		$51,376,820

Electric Utilities — 1.4%

E.ON AG	340,000	$7,698,208
Fortum Oyj	300,000	6,452,858

		$14,151,066

Energy Equipment & Services — 0.9%

Schlumberger, Ltd.	125,000	$9,267,500

		$9,267,500

Food & Staples Retailing — 0.1%

Casino Guichard-Perrachon SA(1)	7,571	$743,843

		$743,843

Food Products — 1.4%

Nestle SA	230,000	$14,096,528

		$14,096,528

Health Care Equipment & Supplies — 1.9%

Covidien PLC	355,000	$19,606,650

		$19,606,650

Health Care Providers & Services — 1.6%

Fresenius Medical Care AG & Co. KGaA	233,000	$16,545,759

		$16,545,759

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.9%

Carnival Corp.	240,000	$7,797,600
McDonald’s Corp.	229,000	22,316,050

		$30,113,650

Industrial Conglomerates — 0.5%

Orkla ASA	700,000	$5,141,157

		$5,141,157

Insurance — 5.4%

Aflac, Inc.	100,000	$4,504,000
MetLife, Inc.	185,000	6,665,550
Old Mutual PLC	3,675,000	8,823,212
Prudential Financial, Inc.	200,000	12,108,000
Swiss Reinsurance Co., Ltd.(1)	130,000	8,163,097
Zurich Insurance Group AG(1)	63,000	15,435,172

		$55,699,031

IT Services — 4.3%

Accenture PLC, Class A	300,000	$19,485,000
International Business Machines Corp.	120,000	24,849,600

		$44,334,600

Machinery — 1.6%

Deere & Co.	115,000	$9,471,400
PACCAR, Inc.	165,000	7,088,400

		$16,559,800

Metals & Mining — 1.8%

BHP Billiton PLC	330,000	$10,623,309
Freeport-McMoRan Copper & Gold, Inc.	200,000	7,660,000

		$18,283,309

Multi-Utilities — 4.5%

CMS Energy Corp.	550,000	$12,644,500
National Grid PLC	1,000,000	10,798,528
RWE AG	322,000	13,841,813
Sempra Energy	30,000	1,942,200
Veolia Environnement	500,000	7,320,838

		$46,547,879

Oil, Gas & Consumable Fuels — 6.3%

ConocoPhillips	240,000	$17,191,200
ENI SpA	280,000	6,221,546
Exxon Mobil Corp.	110,000	9,497,400
Occidental Petroleum Corp.	100,000	9,122,000
Royal Dutch Shell PLC, Class A	487,000	17,369,307
Total SA	120,000	5,760,432

		$65,161,885

Pharmaceuticals — 4.8%

Abbott Laboratories	147,000	$9,122,820
Johnson & Johnson	250,000	16,272,500
Sanofi SA	182,000	13,901,488
Teva Pharmaceutical Industries, Ltd. ADR	214,000	9,788,360

		$49,085,168

Road & Rail — 2.2%

Canadian National Railway Co.	130,000	$11,086,400
Union Pacific Corp.	108,000	12,143,520

		$23,229,920

Software — 3.0%

Microsoft Corp.	450,000	$14,409,000
Oracle Corp.	575,000	16,899,250

		$31,308,250

Specialty Retail — 5.3%

Hennes & Mauritz AB, Class B(1)	345,000	$11,829,572
Home Depot, Inc. (The)	230,000	11,911,700
Industria de Diseno Textil SA	70,000	6,309,396
Kingfisher PLC	1,000,000	4,715,957
TJX Companies, Inc. (The)	470,000	19,603,700

		$54,370,325

Textiles, Apparel & Luxury Goods — 0.4%

Adidas AG	55,000	$4,587,544

		$4,587,544

Tobacco — 1.8%

British American Tobacco PLC	214,000	$10,975,953
Philip Morris International, Inc.	85,000	7,608,350

		$18,584,303

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Water Utilities — 1.2%

United Utilities Group PLC	1,284,240	$12,886,129

		$12,886,129

Total Common Stocks
(identified cost $664,987,172)		$795,573,342

Preferred Stocks — 17.4%

Security	Shares	Value

Capital Markets — 0.1%

Charles Schwab Corp. (The), 7.00%(2)	900	$980,336

		$980,336

Commercial Banks — 7.8%

Abbey National Capital Trust I, 8.963%(2)	4,182	$4,348,764
Bank of America Corp., 8.125%(2)	5,158	5,544,413
BNP Paribas, 7.195%(2)(3)	3,480	3,115,235
Countrywide Capital V, 7.00%	58,000	1,381,560
Farm Credit Bank of Texas, Series 1, 10.00%	5,123	6,096,370
First Niagara Financial Group, Inc., Series B, 8.625%(2)	131,790	3,734,929
First Republic Bank, Series A, 6.70%	67,000	1,739,320
HSBC Capital Funding LP, 10.176%(2)(3)	3,250	4,367,740
JPMorgan Chase & Co., Series 1, 7.90%(2)	9,177	10,091,602
KeyCorp, Series A, 7.75%	46,488	5,174,579
Landsbanki Islands HF, 7.431%(1)(2)(3)(4)(5)	14,750	0
Lloyds Banking Group PLC, 6.267%(2)(3)	4,195	2,705,775
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	6,276	4,236,300
PNC Financial Services Group, Inc., Series O, 6.75%(2)	1,465	1,566,251
PNC Financial Services Group, Inc., Series P, 6.125%(2)	153,500	3,883,550
Royal Bank of Scotland Group PLC, 7.648%(2)	3,020	2,515,164
Royal Bank of Scotland Group PLC, Series F, 7.65%	150,660	3,474,220
Royal Bank of Scotland Group PLC, Series H, 7.25%	89,025	1,968,343
Royal Bank of Scotland Group PLC, Series Q, 6.75%	14,575	253,896
Standard Chartered PLC, 7.014%(2)(3)	24.56	2,303,636
Standard Chartered PLC, 6.409%(2)(3)	42.03	4,119,511
U.S. Bancorp, Series F, 6.50%(2)	69,372	1,886,329
Wells Fargo & Co., Series L, 7.50%	4,500	5,040,135
Zions Bancorporation, Series C, 9.50%	33,850	887,547

		$80,435,169

Consumer Finance — 0.5%

Ally Financial, Inc., Series A, 8.50%(2)	216,675	$4,875,729

		$4,875,729

Diversified Financial Services — 1.7%

Citigroup Capital XI, 6.00%	140,080	$3,394,138
PPTT, 2006-A GS, Class A, 5.925%(2)(3)	70	14,166,908

		$17,561,046

Electric Utilities — 1.8%

Entergy Louisiana, LLC, 6.95%	53,425	$5,389,247
Southern California Edison Co., Series C, 6.00%	7,757	777,397
Southern California Edison Co., Series D, 6.50%	52,870	5,544,741
Southern California Edison Co., Series E, 6.25%(2)	2,016	2,149,102
Virginia Electric and Power Co., 6.12%	48	4,992,402

		$18,852,889

Food Products — 0.1%

Ocean Spray Cranberries, Inc., 6.25%(3)	13,250	$1,190,016

		$1,190,016

Insurance — 3.5%

American Overseas Group, Ltd., Series A, 7.50%(2)	5,000	$1,900,313
Arch Capital Group, Ltd., Series A, 8.00%	185,500	4,633,790
Arch Capital Group, Ltd., Series C, 6.75%	148,000	3,811,370
Aspen Insurance Holdings, Ltd., 7.25%	72,965	1,821,206
Aspen Insurance Holdings, Ltd., 7.401%(2)	48,300	1,227,786
AXA SA, 6.379%(2)(3)	2,042	1,693,019
Axis Capital Holdings, Ltd., Series C, 6.875%	132,695	3,443,435
Endurance Specialty Holdings, Ltd., Series B, 7.50%	167,475	4,401,243
Montpelier Re Holdings, Ltd., 8.875%	257,184	6,969,686
PartnerRe, Ltd., Series E, 7.25%	141,043	3,743,281
XLIT, Ltd., Series D, 3.586%(2)	2,945	2,069,047

		$35,714,176

Real Estate Investment Trusts (REITs) — 1.6%

CapLease, Inc., Series A, 8.125%	225,000	$5,625,000
Cedar Shopping Centers, Inc., Series A, 8.875%	124,474	3,180,311
DDR Corp., Series H, 7.375%	68,500	1,717,295
DDR Corp., Series I, 7.50%	107,500	2,700,400
Regency Centers Corp., Series 6, 6.625%	27,660	706,713
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,305,912

		$16,235,631

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Telecommunications — 0.2%

Centaur Funding Corp., 9.08%(3)	1,632	$1,938,000

		$1,938,000

Thrifts & Mortgage Finance — 0.1%

Elmira Savings Bank FSB (The), 8.998%(2)	1,880	$1,532,200

		$1,532,200

Total Preferred Stocks
(identified cost $192,291,764)		$179,315,192

Corporate Bonds & Notes — 4.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 1.2%

ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% to 11/8/12, 12/29/49(3)(6)	$2,750	$2,475,000
Capital One Capital III, 7.686% to 8/15/36, 8/1/66(6)	579	586,237
Citigroup Capital III, 7.625%, 12/1/36	1,935	2,021,634
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(6)	6,320	6,648,267
Mellon Capital IV, 6.244% to 6/20/12, 6/29/49(6)	1,034	871,145

		$12,602,283

Diversified Financial Services — 0.3%

Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(6)	$3,000	$2,295,000
ZFS Finance USA Trust V, 6.50% to 5/9/17, 5/9/37, 5/9/67(3)(6)(7)	1,030	1,009,400

		$3,304,400

Electric Utilities — 0.7%

Energisa SA, 9.50%, 1/29/49(3)	$2,610	$2,714,400
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(6)	5,000	4,955,100

		$7,669,500

Insurance — 1.5%

MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(6)(7)	$3,865	$5,391,675
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(6)	2,290	2,009,489
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(6)	1,157	1,060,351
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(3)(6)	2,014	1,853,452
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(6)	5,678	4,755,325

		$15,070,292

Pipelines — 0.8%

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(6)	$2,975	$2,997,054
Southern Union Co., 3.564%, 11/1/66(2)	5,800	4,922,750

		$7,919,804

Total Corporate Bonds & Notes
(identified cost $45,392,469)		$46,566,279

Short-Term Investments — 0.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(8)	$2,530	$2,530,400

Total Short-Term Investments
(identified cost $2,530,400)		$2,530,400

Total Investments — 99.4%
(identified cost $905,201,805)		$1,023,985,213

Other Assets, Less Liabilities — 0.6%		$6,200,682

Net Assets — 100.0%		$1,030,185,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PPTT	- Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $59,901,499 or 5.8% of the Fund’s net assets.

(4)	Defaulted security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Portfolio of Investments (Unaudited) — continued

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value

United States	53.8%	$551,572,116
United Kingdom	8.0	81,888,854
Germany	6.2	63,618,291
Sweden	5.8	59,431,638
France	5.7	58,842,052
Switzerland	3.9	39,548,249
Ireland	3.8	39,091,650
Bermuda	2.5	25,418,007
Netherlands	1.9	19,374,702
Belgium	1.4	14,415,097
Canada	1.1	11,086,400
Israel	1.0	9,788,360
Cayman Islands	0.9	8,762,372
Panama	0.8	7,797,600
Australia	0.6	6,510,468
Finland	0.6	6,452,858
Spain	0.6	6,309,396
Italy	0.6	6,221,546
Norway	0.5	5,141,157
Brazil	0.3	2,714,400
Iceland	0.0	0

Total Investments	100.0%	$1,023,985,213

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $902,671,405)	$1,021,454,813
Affiliated investment, at value (identified cost, $2,530,400)	2,530,400
Cash	362,492
Foreign currency, at value (identified cost, $1,247,227)	1,256,755
Dividends and interest receivable	4,171,529
Interest receivable from affiliated investment	32
Receivable for Fund shares sold	1,408,215
Tax reclaims receivable	4,043,548

Total assets	$1,035,227,784

Liabilities

Payable for investments purchased	$742,931
Payable for Fund shares redeemed	2,930,155
Payable to affiliates:
Investment adviser fee	538,820
Distribution and service fees	449,022
Administration fee	127,021
Trustees’ fees	3,457
Accrued expenses	250,483

Total liabilities	$5,041,889

Net Assets	$1,030,185,895

Sources of Net Assets

Paid-in capital	$1,490,875,100
Accumulated net realized loss	(579,573,778)
Accumulated distributions in excess of net investment income	(194,659)
Net unrealized appreciation	119,079,232

Total	$1,030,185,895

Class A Shares

Net Assets	$517,676,860
Shares Outstanding	53,590,749
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.66
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.25

Class B Shares

Net Assets	$58,847,153
Shares Outstanding	6,106,090
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64

Class C Shares

Net Assets	$358,216,565
Shares Outstanding	37,161,864
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64

Class I Shares

Net Assets	$95,445,317
Shares Outstanding	9,875,288
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.67

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $1,705,178)	$29,933,327
Interest	1,851,103
Interest allocated from affiliated investment	2,699
Expenses allocated from affiliated investment	(424)

Total investment income	$31,786,705

Expenses

Investment adviser fee	$3,281,078
Administration fee	773,662
Distribution and service fees
Class A	649,309
Class B	312,371
Class C	1,789,692
Trustees’ fees and expenses	20,965
Custodian fee	162,209
Transfer and dividend disbursing agent fees	380,459
Legal and accounting services	38,389
Printing and postage	55,573
Registration fees	44,361
Miscellaneous	29,576

Total expenses	$7,537,644

Deduct —
Reduction of custodian fee	$23

Total expense reductions	$23

Net expenses	$7,537,621

Net investment income	$24,249,084

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$27,310,282
Investment transactions allocated from affiliated investment	103
Foreign currency transactions	(121,798)

Net realized gain	$27,188,587

Change in unrealized appreciation (depreciation) —
Investments	$15,522,380
Foreign currency	(75,508)

Net change in unrealized appreciation (depreciation)	$15,446,872

Net realized and unrealized gain	$42,635,459

Net increase in net assets from operations	$66,884,543

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$24,249,084	$62,514,507
Net realized gain from investment and foreign currency transactions	27,188,587	60,349,403
Net change in unrealized appreciation (depreciation) from investments and foreign currency	15,446,872	(103,565,757)

Net increase in net assets from operations	$66,884,543	$19,298,153

Distributions to shareholders —
From net investment income
Class A	$(14,529,290)	$(32,120,549)
Class B	(1,520,093)	(3,672,459)
Class C	(8,684,910)	(19,248,504)
Class I	(2,690,831)	(4,114,452)

Total distributions to shareholders	$(27,425,124)	$(59,155,964)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$43,497,989	$91,872,223
Class B	1,059,977	5,809,065
Class C	15,213,069	40,593,389
Class I	22,198,901	54,412,844
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	11,837,223	24,049,944
Class B	1,097,836	2,380,154
Class C	6,278,451	11,991,843
Class I	2,087,253	2,877,443
Cost of shares redeemed
Class A	(110,354,569)	(204,732,298)
Class B	(7,087,891)	(17,438,200)
Class C	(48,112,364)	(110,113,873)
Class I	(18,911,501)	(24,060,417)
Net asset value of shares exchanged
Class A	6,290,370	5,575,433
Class B	(6,290,370)	(5,575,433)

Net decrease in net assets from Fund share transactions	$(81,195,626)	$(122,357,883)

Net decrease in net assets	$(41,736,207)	$(162,215,694)

Net Assets

At beginning of period	$1,071,922,102	$1,234,137,796

At end of period	$1,030,185,895	$1,071,922,102

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(194,659)	$2,981,381

See Notes to Financial Statements.
13

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.290		$9.660	$9.050	$8.830	$14.520	$13.400

Income (Loss) From Operations

Net investment income(1)	$0.232		$0.550	$0.494	$0.523	$0.862	$0.810
Net realized and unrealized gain (loss)	0.400		(0.397)	0.644	0.311	(5.751)	1.080

Total income (loss) from operations	$0.632		$0.153	$1.138	$0.834	$(4.889)	$1.890

Less Distributions

From net investment income	$(0.262)		$(0.523)	$(0.528)	$(0.614)	$(0.801)	$(0.770)

Total distributions	$(0.262)		$(0.523)	$(0.528)	$(0.614)	$(0.801)	$(0.770)

Net asset value — End of period	$9.660		$9.290	$9.660	$9.050	$8.830	$14.520

Total Return(2)	6.95	%(3)	1.52%	12.99%	10.49%	(35.08)%	14.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$517,677		$546,679	$648,656	$670,392	$673,782	$1,141,383
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.18	%(5)	1.17%	1.19%	1.21%	1.15%	1.14%
Net investment income	4.99	%(5)	5.65%	5.34%	6.38%	7.00%	5.72%
Portfolio Turnover	40	%(3)	101%	127%	101%	181%	139%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.

See Notes to Financial Statements.
14

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.270		$9.640	$9.030	$8.820	$14.490	$13.370

Income (Loss) From Operations

Net investment income(1)	$0.195		$0.479	$0.424	$0.463	$0.772	$0.716
Net realized and unrealized gain (loss)	0.401		(0.399)	0.645	0.300	(5.736)	1.064

Total income (loss) from operations	$0.596		$0.080	$1.069	$0.763	$(4.964)	$1.780

Less Distributions

From net investment income	$(0.226)		$(0.450)	$(0.459)	$(0.553)	$(0.706)	$(0.660)

Total distributions	$(0.226)		$(0.450)	$(0.459)	$(0.553)	$(0.706)	$(0.660)

Net asset value — End of period	$9.640		$9.270	$9.640	$9.030	$8.820	$14.490

Total Return(2)	6.56	%(3)	0.75%	12.18%	9.57%	(35.51)%	13.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,847		$67,749	$85,354	$89,245	$97,996	$181,741
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.93	%(5)	1.92%	1.94%	1.96%	1.90%	1.89%
Net investment income	4.20	%(5)	4.93%	4.59%	5.67%	6.26%	5.08%
Portfolio Turnover	40	%(3)	101%	127%	101%	181%	139%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.

See Notes to Financial Statements.
15

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period	$9.270		$9.640	$9.030	$8.820	$14.500	$13.370

Income (Loss) From Operations

Net investment income(1)	$0.197		$0.477	$0.423	$0.460	$0.769	$0.704
Net realized and unrealized gain (loss)	0.399		(0.397)	0.646	0.303	(5.742)	1.086

Total income (loss) from operations	$0.596		$0.080	$1.069	$0.763	$(4.973)	$1.790

Less Distributions

From net investment income	$(0.226)		$(0.450)	$(0.459)	$(0.553)	$(0.707)	$(0.660)

Total distributions	$(0.226)		$(0.450)	$(0.459)	$(0.553)	$(0.707)	$(0.660)

Net asset value — End of period	$9.640		$9.270	$9.640	$9.030	$8.820	$14.500

Total Return(2)	6.56	%(3)	0.76%	12.18%	9.57%	(35.51)%	13.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$358,217		$371,066	$442,969	$451,078	$458,907	$779,330
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.93	%(5)	1.92%	1.94%	1.96%	1.90%	1.89%
Net investment income	4.23	%(5)	4.92%	4.58%	5.63%	6.25%	4.98%
Portfolio Turnover	40	%(3)	101%	127%	101%	181%	139%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(5)	Annualized.

See Notes to Financial Statements.
16

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended
	(Unaudited)		2011	2010	2009	2008	October 31, 2007(1)

Net asset value — Beginning of period	$9.300		$9.660	$9.050	$8.840	$14.530	$14.100

Income (Loss) From Operations

Net investment income(2)	$0.246		$0.573	$0.518	$0.479	$0.681	$0.054
Net realized and unrealized gain (loss)	0.397		(0.385)	0.643	0.365	(5.538)	0.514

Total income (loss) from operations	$0.643		$0.188	$1.161	$0.844	$(4.857)	$0.568

Less Distributions

From net investment income	$(0.273)		$(0.548)	$(0.551)	$(0.634)	$(0.833)	$(0.138)

Total distributions	$(0.273)		$(0.548)	$(0.551)	$(0.634)	$(0.833)	$(0.138)

Net asset value — End of period	$9.670		$9.300	$9.660	$9.050	$8.840	$14.530

Total Return(3)	7.07	%(4)	1.88%	13.27%	10.63%	(34.84)%	4.04	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$95,445		$86,428	$57,160	$20,639	$1,773	$453
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	0.93%	0.94%	0.94%	0.90%	0.89	%(6)
Net investment income	5.28	%(6)	5.91%	5.63%	5.71%	5.95%	2.06	%(6)
Portfolio Turnover	40	%(4)	101%	127%	101%	181%	139	%(4)

(1)	For the period from the start of business, August 27, 2007, to October 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
17

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return by investing primarily in a diversified portfolio of common and preferred stocks. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate.

Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

18

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $597,648,096 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($315,514,692), October 31, 2017 ($258,617,823) and October 31, 2018 ($23,515,581). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

K Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

19

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.60% from $1 billion up to $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Fund’s investment adviser fee amounted to $3,281,078 or 0.64% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $773,662. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $17,278 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $81,637 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $649,309 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $234,278 and $1,342,269 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $5,100,000 and $48,636,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $78,093 and $447,423 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are

20

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $9,000, $62,000 and $10,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $407,183,782 and $470,490,891, respectively, for the six months ended April 30, 2012.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	4,662,304	9,538,392
Issued to shareholders electing to receive payments of distributions in Fund shares	1,274,117	2,494,882
Redemptions	(11,864,549)	(20,950,310)
Exchange from Class B shares	678,511	596,639

Net decrease	(5,249,617)	(8,320,397)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	115,712	596,753
Issued to shareholders electing to receive payments of distributions in Fund shares	118,601	247,389
Redemptions	(757,306)	(1,794,881)
Exchange to Class A shares	(679,825)	(597,865)

Net decrease	(1,202,818)	(1,548,604)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	1,624,559	4,174,026
Issued to shareholders electing to receive payments of distributions in Fund shares	677,345	1,247,679
Redemptions	(5,163,321)	(11,357,748)

Net decrease	(2,861,417)	(5,936,043)

21

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	2,375,679	5,572,080
Issued to shareholders electing to receive payments of distributions in Fund shares	224,430	299,383
Redemptions	(2,022,154)	(2,488,926)

Net increase	577,955	3,382,537

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$915,064,949

Gross unrealized appreciation	$148,337,826
Gross unrealized depreciation	(39,417,562)

Net unrealized appreciation	$108,920,264

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

10 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$65,351,450	$27,442,468		$—	$92,793,918
Consumer Staples	22,023,447	25,816,324		—	47,839,771
Energy	45,078,100	29,351,285		—	74,429,385
Financials	82,633,354	69,396,393		—	152,029,747
Health Care	54,790,330	30,447,247		—	85,237,577
Industrials	54,076,720	21,654,826		—	75,731,546
Information Technology	94,247,490	—		—	94,247,490
Materials	26,152,070	22,149,944		—	48,302,014
Telecommunication Services	4,820,000	46,556,820		—	51,376,820
Utilities	14,586,700	58,998,374		—	73,585,074

Total Common Stocks	$463,759,661	$331,813,681	*	$—	$795,573,342

Preferred Stocks
Consumer Staples	$—	$1,190,016		$—	$1,190,016
Financials	72,634,564	84,699,723		0	157,334,287
Telecommunication Services	—	1,938,000		—	1,938,000
Utilities	—	18,852,889		—	18,852,889

Total Preferred Stocks	$72,634,564	$106,680,628		$0	$179,315,192

Corporate Bonds & Notes	$—	$46,566,279		$—	$46,566,279
Short-Term Investments	—	2,530,400		—	2,530,400

Total	$536,394,225	$487,590,988		$0	$1,023,985,213

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2012 to require a reconciliation of Level 3 investments. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

23

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stock. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

25

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

26

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Global Dividend Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Global Dividend Income Fund

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

27

Eaton Vance
Tax-Managed Global Dividend Income Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1857-6/12	TMDISRC

Eaton Vance Tax-Managed International Equity Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed International Equity Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	32
Important Notices	33

Eaton Vance
Tax-Managed International Equity Fund
April 30, 2012
Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	4/22/1998	6.50%	-14.56%	-6.32%	2.20%	—
Class A with 5.75% Maximum Sales Charge	—	0.37	-19.49	-7.43	1.59	—
Class B at NAV	4/22/1998	6.11	-15.20	-7.01	1.43	—
Class B with 5% Maximum Sales Charge	—	1.11	-19.42	-7.38	1.43	—
Class C at NAV	4/22/1998	6.14	-15.27	-7.01	1.44	—
Class C with 1% Maximum Sales Charge	—	5.14	-16.11	-7.01	1.44	—
Class I at NAV	9/2/2008	6.62	-14.27	—	—	-6.66%

MSCI EAFE Index	—	2.44%	-12.82%	-4.72%	5.41%	—

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years	Since Inception

Class A After Taxes on Distributions		4/22/1998	-19.28%	-7.33%	1.71%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	-12.07	-5.84	1.65	—
Class B After Taxes on Distributions		4/22/1998	-19.35	-7.25	1.57	—
Class B After Taxes on Distributions and Sale of Fund Shares		—	-12.41	-5.92	1.41	—
Class C After Taxes on Distributions		4/22/1998	-16.01	-6.89	1.57	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	-10.18	-5.59	1.44	—
Class I After Taxes on Distributions		9/2/2008	-13.99	—	—	-6.51%
Class I After Taxes on Distributions and Sale of Fund Shares		—	-8.50	—	—	-5.16

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I

			1.56%	2.31%	2.31%	1.31%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed International Equity Fund
April 30, 2012
Fund Profile4

Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

British American Tobacco PLC	5.4%
Keppel Corp., Ltd.	4.2
BT Group PLC	3.9
Nestle SA	3.9
Novartis AG	3.0
DBS Group Holdings, Ltd.	3.0
Sanofi SA	3.0
Bayerische Motoren Werke AG	2.8
Hitachi, Ltd. ADR	2.6
Nissan Motor Co., Ltd.	2.4

Total	34.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Tax-Managed International Equity Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective May 1, 2012, Parametric Portfolio Associates LLC (PPA) was named the interim sub-adviser of the Portfolio. Subject to shareholder approval, PPA will become the sub-adviser of the Portfolio. In managing the Portfolio, PPA employs a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers.

4

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,065.00	$9.70	1.89%
Class B	$1,000.00	$1,061.10	$13.58	2.65%
Class C	$1,000.00	$1,061.40	$13.53	2.64%
Class I	$1,000.00	$1,066.20	$8.43	1.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.50	$9.47	1.89%
Class B	$1,000.00	$1,011.70	$13.25	2.65%
Class C	$1,000.00	$1,011.70	$13.20	2.64%
Class I	$1,000.00	$1,016.70	$8.22	1.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $46,242,447)	$49,277,848
Receivable for Fund shares sold	14,460
Miscellaneous receivable	111,045

Total assets	$49,403,353

Liabilities

Payable for Fund shares redeemed	$50,089
Payable to affiliates:
Distribution and service fees	19,083
Trustees’ fees	42
Accrued expenses	34,647

Total liabilities	$103,861

Net Assets	$49,299,492

Sources of Net Assets

Paid-in capital	$100,922,017
Accumulated net realized loss from Portfolio	(54,953,513)
Accumulated undistributed net investment income	295,587
Net unrealized appreciation from Portfolio	3,035,401

Total	$49,299,492

Class A Shares

Net Assets	$32,317,616
Shares Outstanding	3,917,872
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.25
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.75

Class B Shares

Net Assets	$1,572,165
Shares Outstanding	197,088
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.98

Class C Shares

Net Assets	$13,487,078
Shares Outstanding	1,720,442
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.84

Class I Shares

Net Assets	$1,922,633
Shares Outstanding	233,440
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.24

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $91,637)	$889,296
Interest allocated from Portfolio	892
Miscellaneous income	54,052
Expenses allocated from Portfolio	(282,728)

Total investment income	$661,512

Expenses

Distribution and service fees
Class A	$41,013
Class B	8,772
Class C	66,949
Trustees’ fees and expenses	250
Custodian fee	8,214
Transfer and dividend disbursing agent fees	52,010
Legal and accounting services	11,218
Printing and postage	13,159
Registration fees	35,303
Miscellaneous	6,844

Total expenses	$243,732

Net investment income	$417,780

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$(1,386,649)
Foreign currency transactions	(7,718)

Net realized loss	$(1,394,367)

Change in unrealized appreciation (depreciation) —
Investments	$3,949,260
Foreign currency	(7,812)

Net change in unrealized appreciation (depreciation)	$3,941,448

Net realized and unrealized gain	$2,547,081

Net increase in net assets from operations	$2,964,861

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$417,780	$590,675
Net realized loss from investment and foreign currency transactions	(1,394,367)	(2,375,863)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,941,448	(4,129,021)

Net increase (decrease) in net assets from operations	$2,964,861	$(5,914,209)

Distributions to shareholders —
From net investment income
Class A	$(491,956)	$(930,902)
Class B	(9,103)	(27,883)
Class C	(92,300)	(201,093)
Class I	(35,627)	(10,987)

Total distributions to shareholders	$(628,986)	$(1,170,865)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$801,867	$6,153,293
Class B	6,538	98,247
Class C	605,194	955,608
Class I	417,943	2,508,016
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	451,687	793,055
Class B	8,111	24,457
Class C	79,533	165,091
Class I	29,822	3,767
Cost of shares redeemed
Class A	(7,070,727)	(40,265,619)
Class B	(263,336)	(570,640)
Class C	(1,893,924)	(5,669,562)
Class I	(655,697)	(692,191)
Net asset value of shares exchanged
Class A	285,706	586,653
Class B	(285,706)	(586,653)
Redemption fees	—	970

Net decrease in net assets from Fund share transactions	$(7,482,989)	$(36,495,508)

Net decrease in net assets	$(5,147,114)	$(43,580,582)

Net Assets

At beginning of period	$54,446,606	$98,027,188

At end of period	$49,299,492	$54,446,606

Accumulated undistributed net investment income included in net assets

At end of period	$295,587	$506,793

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$7.870		$8.870	$8.600	$7.530		$14.970	$11.080

Income (Loss) From Operations

Net investment income(1)	$0.074		$0.091	$0.080	$0.121		$0.205	$0.266	(2)
Net realized and unrealized gain (loss)	0.423		(0.936)	0.340	1.078		(7.470)	3.731

Total income (loss) from operations	$0.497		$(0.845)	$0.420	$1.199		$(7.265)	$3.997

Less Distributions

From net investment income	$(0.117)		$(0.155)	$(0.151)	$(0.129)		$(0.176)	$(0.107)

Total distributions	$(0.117)		$(0.155)	$(0.151)	$(0.129)		$(0.176)	$(0.107)

Redemption fees(1)	$—		$0.000 (3)	$0.001	$0.000	(3)	$0.001	$0.000	(3)

Net asset value — End of period	$8.250		$7.870	$8.870	$8.600		$7.530	$14.970

Total Return(4)	6.50	%(5)	(9.74)%	4.89%	16.22%		(49.06)%	36.35%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,318		$36,350	$73,731	$76,284		$92,173	$125,311
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.89	%(8)	1.77%	1.68%	1.73	%(9)	1.54%	1.57%
Net investment income	1.89	%(8)	1.02%	0.95%	1.67%		1.67%	2.12	%(2)
Portfolio Turnover of the Portfolio	14	%(5)	41%	72%	57%		34%	23%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.132 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 1.07%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$7.560		$8.510	$8.250	$7.140		$14.200	$10.510

Income (Loss) From Operations

Net investment income(1)	$0.037		$0.024	$0.017	$0.066		$0.098	$0.132	(2)
Net realized and unrealized gain (loss)	0.420		(0.898)	0.315	1.044		(7.094)	3.573

Total income (loss) from operations	$0.457		$(0.874)	$0.332	$1.110		$(6.996)	$3.705

Less Distributions

From net investment income	$(0.037)		$(0.076)	$(0.073)	$—		$(0.065)	$(0.015)

Total distributions	$(0.037)		$(0.076)	$(0.073)	$—		$(0.065)	$(0.015)

Redemption fees(1)	$—		$0.000 (3)	$0.001	$0.000	(3)	$0.001	$0.000	(3)

Net asset value — End of period	$7.980		$7.560	$8.510	$8.250		$7.140	$14.200

Total Return(4)	6.11	%(5)	(10.39)%	4.15%	15.41%		(49.47)%	35.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,572		$2,019	$3,319	$5,775		$9,717	$31,892
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.65	%(8)	2.53%	2.43%	2.49	%(9)	2.29%	2.32%
Net investment income	0.99	%(8)	0.29%	0.21%	0.95%		0.82%	1.12	%(2)
Portfolio Turnover of the Portfolio	14	%(5)	41%	72%	57%		34%	23%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.097 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.29%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$7.440		$8.390	$8.150	$7.100		$14.150	$10.500

Income (Loss) From Operations

Net investment income(1)	$0.044		$0.025	$0.017	$0.063		$0.105	$0.156	(2)
Net realized and unrealized gain (loss)	0.407		(0.886)	0.314	1.024		(7.060)	3.536

Total income (loss) from operations	$0.451		$(0.861)	$0.331	$1.087		$(6.955)	$3.692

Less Distributions

From net investment income	$(0.051)		$(0.089)	$(0.092)	$(0.037)		$(0.096)	$(0.042)

Total distributions	$(0.051)		$(0.089)	$(0.092)	$(0.037)		$(0.096)	$(0.042)

Redemption fees(1)	$—		$0.000 (3)	$0.001	$0.000	(3)	$0.001	$0.000	(3)

Net asset value — End of period	$7.840		$7.440	$8.390	$8.150		$7.100	$14.150

Total Return(4)	6.14	%(5)	(10.40)%	4.07%	15.40%		(49.46)%	35.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,487		$14,022	$20,359	$25,599		$29,444	$53,180
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.64	%(8)	2.53%	2.43%	2.48	%(9)	2.29%	2.32%
Net investment income	1.17	%(8)	0.29%	0.21%	0.91%		0.90%	1.32	%(2)
Portfolio Turnover of the Portfolio	14	%(5)	41%	72%	57%		34%	23%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects a dividend resulting from a corporate action allocated from the Portfolio which amounted to $0.119 per share. Excluding this dividend, the ratio of net investment income to average daily net assets would have been 0.31%.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended
	(Unaudited)		2011	2010	2009		October 31, 2008(1)

Net asset value — Beginning of period	$7.880		$8.870	$8.600	$7.530		$11.490

Income (Loss) From Operations

Net investment income(2)	$0.086		$0.115	$0.077	$0.157		$0.003
Net realized and unrealized gain (loss)	0.418		(0.920)	0.363	1.072		(3.963)

Total income (loss) from operations	$0.504		$(0.805)	$0.440	$1.229		$(3.960)

Less Distributions

From net investment income	$(0.144)		$(0.185)	$(0.171)	$(0.159)		$—

Total distributions	$(0.144)		$(0.185)	$(0.171)	$(0.159)		$—

Redemption fees(2)	$—		$0.000 (3)	$0.001	$0.000	(3)	$0.000	(3)

Net asset value — End of period	$8.240		$7.880	$8.870	$8.600		$7.530

Total Return(4)	6.62	%(5)	(9.33)%	5.13%	16.69%		(34.46	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,923		$2,055	$618	$1,253		$101
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.64	%(8)	1.52%	1.43%	1.48	%(9)	1.23	%(8)
Net investment income	2.18	%(8)	1.33%	0.94%	2.11%		0.25	%(8)
Portfolio Turnover of the Portfolio	14	%(5)	41%	72%	57%		34	%(10)

(1)	For the period from the start of business, September 2, 2008, to October 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser of the Portfolio.
(10)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (46.2% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio and other income, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $51,872,138 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($12,569,600), October 31, 2017 ($36,830,557) and October 31, 2019 ($2,471,981). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $4,408 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $654 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $41,013 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $6,579 and $50,212 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $4,472,000 and $10,921,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $2,193 and $16,737 for Class B and Class C shares, respectively.

14

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $100, $2,000 and $25 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $524,358 and $9,153,516, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	101,040	681,623
Issued to shareholders electing to receive payments of distributions in Fund shares	61,287	88,116
Redemptions	(900,196)	(4,534,211)
Exchange from Class B shares	36,247	67,548

Net decrease	(701,622)	(3,696,924)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	898	11,289
Issued to shareholders electing to receive payments of distributions in Fund shares	1,134	2,814
Redemptions	(34,580)	(66,977)
Exchange to Class A shares	(37,532)	(70,197)

Net decrease	(70,080)	(123,071)

15

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	78,755	111,126
Issued to shareholders electing to receive payments of distributions in Fund shares	11,330	19,286
Redemptions	(253,714)	(672,865)

Net decrease	(163,629)	(542,453)

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	52,795	268,181
Issued to shareholders electing to receive payments of distributions in Fund shares	4,057	419
Redemptions	(84,394)	(77,266)

Net increase (decrease)	(27,542)	191,334

For the year ended October 31, 2011, the Fund received $970 in redemption fees.

16

Tax-Managed International Equity Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 95.2%

Security	Shares	Value

Aerospace & Defense — 1.1%

BAE Systems PLC	236,000	$1,130,967

		$1,130,967

Air Freight & Logistics — 0.5%

TNT Express NV	43,300	$525,935

		$525,935

Airlines — 0.6%

Copa Holdings SA, Class A	7,500	$609,825

		$609,825

Auto Components — 1.0%

Valeo SA	21,200	$1,042,577

		$1,042,577

Automobiles — 6.6%

Bayerische Motoren Werke AG	31,800	$3,024,566
Honda Motor Co., Ltd.	40,000	1,439,567
Nissan Motor Co., Ltd.	244,900	2,546,232

		$7,010,365

Beverages — 3.3%

Anheuser-Busch InBev NV ADR	20,900	$1,517,758
Fomento Economico Mexicano SA de CV ADR	24,100	1,958,366

		$3,476,124

Chemicals — 4.2%

Agrium, Inc.	23,000	$2,021,700
BASF SE	30,400	2,502,926

		$4,524,626

Commercial Banks — 8.4%

Banco Bilbao Vizcaya Argentaria SA ADR	58,800	$396,900
Bank Hapoalim B.M.	140,000	519,529
Barclays PLC	412,000	1,458,622
DBS Group Holdings, Ltd.	284,300	3,193,923
HSBC Holdings PLC	145,000	1,308,940
Industrial & Commercial Bank of China, Ltd., Class H	1,262,730	837,381
Sberbank of Russia ADR	48,300	620,808
Sberbank of Russia ADR	44,600	577,674

		$8,913,777

Diversified Financial Services — 0.9%

ORIX Corp.	10,000	$956,108

		$956,108

Diversified Telecommunication Services — 6.2%

BT Group PLC	1,209,800	$4,138,056
Koninklijke KPN NV	102,100	916,641
Nippon Telegraph & Telephone Corp.	35,500	1,606,220

		$6,660,917

Electric Utilities — 1.3%

Power Assets Holdings, Ltd.	179,500	$1,342,450

		$1,342,450

Electronic Equipment, Instruments & Components — 3.5%

FUJIFILM Holdings Corp.	44,600	$945,984
Hitachi, Ltd. ADR	43,400	2,747,220

		$3,693,204

Energy Equipment & Services — 0.5%

Transocean, Ltd.	10,700	$539,173

		$539,173

Food Products — 5.6%

Nestle SA	67,000	$4,106,380
Unilever PLC ADR	53,100	1,822,392

		$5,928,772

Hotels, Restaurants & Leisure — 1.6%

Carnival PLC	18,500	$600,913
InterContinental Hotels Group PLC	45,100	1,075,358

		$1,676,271

Household Products — 1.9%

Henkel AG & Co. KGaA	34,100	$2,087,962

		$2,087,962

Industrial Conglomerates — 5.2%

Keppel Corp., Ltd.	508,990	$4,527,327
Siemens AG ADR	10,800	1,002,996

		$5,530,323

See Notes to Financial Statements.
17

Tax-Managed International Equity Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 3.1%

Allianz SE	8,900	$992,718
Hannover Rueckversicherung AG	18,300	1,107,468
Zurich Financial Services AG	4,800	1,176,013

		$3,276,199

Internet Software & Services — 1.0%

Baidu, Inc. ADR(1)	8,300	$1,101,410

		$1,101,410

Machinery — 2.0%

Atlas Copco AB, Class B	42,000	$882,010
Volvo AB	90,700	1,258,755

		$2,140,765

Media — 0.7%

ProSiebenSat.1 Media AG, PFC Shares	27,900	$708,916

		$708,916

Metals & Mining — 4.2%

Anglo American PLC ADR	68,400	$1,318,752
BHP Billiton PLC ADR	36,700	2,362,012
Vale SA ADR, PFC Shares	38,920	841,840

		$4,522,604

Multi-Utilities — 1.0%

National Grid PLC	102,000	$1,101,450

		$1,101,450

Office Electronics — 1.4%

Canon, Inc.	32,700	$1,482,219

		$1,482,219

Oil, Gas & Consumable Fuels — 8.0%

Afren PLC(1)	260,000	$569,219
LUKOIL OAO ADR	31,000	1,907,158
Petroleo Brasileiro SA ADR	36,200	802,192
Royal Dutch Shell PLC ADR	31,100	2,224,894
Suncor Energy, Inc.	30,800	1,017,632
Total SA	42,400	2,035,353

		$8,556,448

Pharmaceuticals — 9.0%

Novartis AG	58,000	$3,202,542
Novo Nordisk A/S, Class B	9,500	1,400,518
Roche Holding AG ADR	26,730	1,224,768
Sanofi SA	41,697	3,184,892
Shire PLC ADR	6,000	585,360

		$9,598,080

Real Estate Investment Trusts — 0.5%

Starhill Global REIT	1,100,000	$581,464

		$581,464

Real Estate Management & Development — 0.7%

Raven Russia, Ltd.	723,658	$731,005

		$731,005

Road & Rail — 0.5%

Canadian Pacific Railway, Ltd.	7,100	$550,108

		$550,108

Tobacco — 5.4%

British American Tobacco PLC	112,100	$5,749,553

		$5,749,553

Trading Companies & Distributors — 2.0%

Mitsui & Co., Ltd.	138,000	$2,154,953

		$2,154,953

Transportation Infrastructure — 0.3%

Anhui Expressway Co., Ltd., Class H(1)	645,000	$365,488

		$365,488

Wireless Telecommunication Services — 3.0%

Globe Telecom, Inc.	33,500	$889,321
Vodafone Group PLC ADR	83,000	2,309,890

		$3,199,211

Total Common Stocks
(identified cost $93,712,395)		$101,469,249

See Notes to Financial Statements.
18

Tax-Managed International Equity Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(2)	$1,755	$1,754,926

Total Short-Term Investments
(identified cost $1,754,926)		$1,754,926

Total Investments — 96.8%
(identified cost $95,467,321)		$103,224,175

Other Assets, Less Liabilities — 3.2%		$3,399,609

Net Assets — 100.0%		$106,623,784

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PFC Shares	- Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	26.0%	$27,756,378
Japan	13.0	13,878,503
Germany	10.7	11,427,552
Switzerland	9.6	10,248,876
Singapore	7.8	8,302,714
France	5.9	6,262,822
Russia	3.6	3,836,645
Canada	3.4	3,589,440
China	2.2	2,304,279
Sweden	2.0	2,140,765
Mexico	1.8	1,958,366
United States	1.6	1,754,926
Brazil	1.5	1,644,032
Belgium	1.4	1,517,758
Netherlands	1.4	1,442,576
Denmark	1.3	1,400,518
Hong Kong	1.3	1,342,450
Philippines	0.8	889,321
Panama	0.6	609,825
Israel	0.5	519,529
Spain	0.4	396,900

Total Investments	96.8%	$103,224,175

See Notes to Financial Statements.
19

Tax-Managed International Equity Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $93,712,395)	$101,469,249
Affiliated investment, at value (identified cost, $1,754,926)	1,754,926
Cash	19
Foreign currency, at value (identified cost, $328,803)	327,447
Dividends receivable	630,509
Interest receivable from affiliated investment	133
Receivable for investments sold	2,421,978
Tax reclaims receivable	682,519

Total assets	$107,286,780

Liabilities

Payable for investments purchased	$540,148
Payable to affiliates:
Investment adviser fee	87,365
Trustees’ fees	383
Accrued expenses	35,100

Total liabilities	$662,996

Net Assets applicable to investors’ interest in Portfolio	$106,623,784

Sources of Net Assets

Investors’ capital	$98,785,258
Net unrealized appreciation	7,838,526

Total	$106,623,784

See Notes to Financial Statements.
20

Tax-Managed International Equity Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $193,372)	$1,885,743
Interest allocated from affiliated investment	1,857
Expenses allocated from affiliated investment	(290)

Total investment income	$1,887,310

Expenses

Investment adviser fee	$523,681
Trustees’ fees and expenses	2,258
Custodian fee	43,021
Legal and accounting services	18,373
Miscellaneous	5,907

Total expenses	$593,240

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$593,238

Net investment income	$1,294,072

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(2,458,871)
Investment transactions allocated from affiliated investment	67
Foreign currency transactions	(16,385)

Net realized loss	$(2,475,189)

Change in unrealized appreciation (depreciation) —
Investments	$8,080,167
Foreign currency	(14,235)

Net change in unrealized appreciation (depreciation)	$8,065,932

Net realized and unrealized gain	$5,590,743

Net increase in net assets from operations	$6,884,815

See Notes to Financial Statements.
21

Tax-Managed International Equity Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$1,294,072	$2,377,997
Net realized loss from investment and foreign currency transactions	(2,475,189)	(3,716,677)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	8,065,932	(7,860,293)

Net increase (decrease) in net assets from operations	$6,884,815	$(9,198,973)

Capital transactions —
Contributions	$1,156,506	$3,039,751
Withdrawals	(10,272,213)	(59,624,574)

Net decrease in net assets from capital transactions	$(9,115,707)	$(56,584,823)

Net decrease in net assets	$(2,230,892)	$(65,783,796)

Net Assets

At beginning of period	$108,854,676	$174,638,472

At end of period	$106,623,784	$108,854,676

See Notes to Financial Statements.
22

Tax-Managed International Equity Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009		2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.13	%(2)	1.13%	1.13%	1.12	%(3)	1.09%	1.10%
Net investment income	2.47	%(2)	1.67%	1.30%	2.30%		2.08%	2.51	%(4)
Portfolio Turnover	14	%(5)	41%	72%	57%		34%	23%

Total Return	6.90	%(5)	(9.16)%	5.48%	16.92%		(48.82)%	36.97%

Net assets, end of period (000’s omitted)	$106,624		$108,855	$174,638	$193,608		$226,980	$391,673

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.005% of average daily net assets for the year ended October 31, 2009). All of the waiver was borne by the sub-adviser.
(4)	Includes a dividend resulting from a corporate action equal to 0.96% of average daily net assets.
(5)	Not annualized.

See Notes to Financial Statements.
23

Tax-Managed International Equity Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 46.2% and 53.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Tax-Managed International Equity Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement in effect through April 30, 2012, BMR paid Eagle Global Advisors, L.L.C. (Eagle) a portion of its adviser fee for sub-advisory services provided to the Portfolio. A new investment sub-adviser was appointed to the Portfolio effective May 1, 2012 (see Note 8). The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $523,681 or 1.00% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $14,411,242 and $17,005,184, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,690,920

Gross unrealized appreciation	$11,986,846
Gross unrealized depreciation	(4,453,591)

Net unrealized appreciation	$7,533,255

25

Tax-Managed International Equity Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$10,438,129		$—	$10,438,129
Consumer Staples	5,298,516	11,943,895		—	17,242,411
Energy	4,583,891	4,511,730		—	9,095,621
Financials	396,900	14,061,653		—	14,458,553
Health Care	1,810,128	7,787,952		—	9,598,080
Industrials	2,162,929	10,845,435		—	13,008,364
Information Technology	3,848,630	2,428,203		—	6,276,833
Materials	6,544,304	2,502,926		—	9,047,230
Telecommunication Services	2,309,890	7,550,238		—	9,860,128
Utilities	—	2,443,900		—	2,443,900

Total Common Stocks	$26,955,188	$74,514,061	*	$—	$101,469,249

Short-Term Investments	$—	$1,754,926		$—	$1,754,926

Total Investments	$26,955,188	$76,268,987		$—	$103,224,175

26

Tax-Managed International Equity Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

8 Subsequent Event

The Trustees of the Portfolio approved the appointment of Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR, as investment sub-adviser of the Portfolio pursuant to an Interim Sub-Advisory Agreement, which took effect on May 1, 2012. The Trustees also approved a new Sub-Advisory Agreement, substantially identical to the Interim Sub-Advisory Agreement, subject to the approval of the majority of the outstanding voting securities of the Portfolio. If approved, the new Sub-Advisory Agreement is expected to take effect on or about August 17, 2012.

Effective May 1, 2012, BMR contractually agreed to reduce the advisory fee payable to an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on average daily net assets of $500 million or more. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio.

27

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review and Approval Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) for Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed International Equity Fund (the “Fund”) invests, with Parametric Portfolio Associates LLC (“Parametric”). The Board determined to approve the New Sub-Advisory Agreement with Parametric primarily to address the Fund’s relative underperformance. The Portfolio had been sub-advised by Eagle Global Advisors, L.L.C. pursuant to an investment sub-advisory agreement (the “Prior Sub-Advisory Agreement”) that terminates by its terms on April 30, 2012.

At the April 23, 2012 meeting, the Board also voted to approve an interim investment sub-advisory agreement (the “Interim Sub-Advisory Agreement”) for the Portfolio with Parametric, on substantially the same terms as the New Sub-Advisory Agreement, which will be effective May 1, 2012 and will remain in effect pending shareholder approval of the New Sub-Advisory Agreement. The Board approved this interim agreement in accordance with Rule 15a-4 of the 1940 Act. The Board also voted to approve continuation of the existing advisory agreement with Boston Management and Research (the “Adviser”) for the Portfolio for an additional one-year period.

In voting its approval of each agreement, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the Adviser and Parametric (which included information specifically requested by the Board), for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by the Portfolio with fees paid by comparable funds;
•	The advisory and related fees to be paid by the Portfolio and the anticipated expense ratio of the Portfolio;
•	An independent report comparing the Fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of the Fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the Fund;
•	Comparative information concerning the fees charged and the services provided by the Adviser and Parametric in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing the Portfolio;
•	Profitability analysis for the Adviser with respect to the Portfolio;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to the Portfolio, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by the Adviser or expected to be received by Parametric as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the Portfolio’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of the Portfolio;
•	The procedures and processes used to determine the fair value of Portfolio assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about the Adviser’s and Parametric’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of the Adviser and Parametric;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Portfolio, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

28

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Copies of the Codes of Ethics of the Adviser and Parametric, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Parametric’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates (including Parametric) on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates, including Parametric;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates, including Parametric; and
•	The terms of the investment advisory agreement with the Adviser, as well as the Interim Sub-Advisory Agreement and the New Sub-Advisory Agreement with Parametric.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by the Adviser and Parametric throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies to be used in pursuing the Portfolio’s investment objective, including the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Fund and Portfolio, and received and participated in reports and presentations provided by Eaton Vance Management with respect to such matters.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the terms of the investment advisory agreement with the Adviser and the Interim and New Sub-Advisory Agreement with Parametric, including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the existing investment advisory agreement and to approve the Interim and New Sub-Advisory Agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the Interim and New Sub-Advisory Agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to be provided by Parametric.

The Board considered the Adviser’s and Parametric’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide or will provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising Parametric, including the Adviser’s own in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management. With respect to Parametric, the Board

29

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

took into consideration the resources available to Parametric in fulfilling its duties under the Interim and New Sub-Advisory Agreement and Parametric’s experience in managing international equity portfolios. The Board also considered its past experience working with Parametric in its role as sub-adviser to other Eaton Vance Funds.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including Parametric. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and Parametric, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the Interim and New Sub-Advisory Agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. As noted above, the Board determined to approve the Interim and New Sub-Advisory Agreement with Parametric primarily to address the Fund’s relative underperformance.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that, at the request of the Contract Review Committee, the Adviser had undertaken to permanently reduce fees of the Fund in an agreed upon amount, such reduction to be effective May 1, 2012. The Board also noted that under the terms of the New Sub-Advisory Agreement, the fees paid to Parametric would be lower than the fees paid under the Prior Sub-Advisory Agreement.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Parametric, the Board concluded that the management fees to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including Parametric, in connection with their relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Parametric as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including Parametric, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits

30

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Approval of the Interim Sub-Advisory Agreement

The effectiveness of the New Sub-Advisory Agreement with Parametric is subject to approval by shareholders of the Fund, which is an interestholder of the Portfolio. Pending such approval, Parametric will sub-advise the Portfolio pursuant to the Interim Sub-Advisory Agreement, the terms of which are substantially the same as those of the New Sub-Advisory Agreement. Rule 15a-4 of the Act permits approval of an interim sub-advisory agreement without shareholder approval after the termination of a previous agreement if certain conditions are met, including that the interim agreement have a duration of no greater than 150 days from the date the prior agreement terminated, and that the compensation be no greater than under the prior agreement. On the basis of the foregoing, as well as the factors considered and the conclusions reached with respect to its approval of the New Sub-Advisory Agreement, the Board concluded that entering into the Interim Sub-Advisory Agreement was in the interests of shareholders, and the Board voted to approve such agreement.

31

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed International Equity Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

32

Eaton Vance
Tax-Managed International Equity Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Administrator of Eaton Vance Tax-Managed International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

038-6/12	IGSRC

Eaton Vance Tax-Managed Multi-Cap Growth Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Multi-Cap Growth Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	25
Officers and Trustees	28
Important Notices	29

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2012
Portfolio Managers Kwang Kim, Gerald Moore, CFA, and G. R. Nelson
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	6/30/2000	14.44%	2.24%	2.76%	6.01%
Class A with 5.75% Maximum Sales Charge	—	7.84	-3.63	1.55	5.39
Class B at NAV	7/10/2000	14.00	1.46	1.97	5.20
Class B with 5% Maximum Sales Charge	—	9.00	-3.54	1.61	5.20
Class C at NAV	7/10/2000	14.08	1.46	1.99	5.22
Class C with 1% Maximum Sales Charge	—	13.08	0.46	1.99	5.22

Russell 3000 Growth Index	—	13.86%	6.26%	4.03%	5.23%
S&P 500 Index	—	12.77	4.76	1.00	4.70

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		6/30/2000	-3.63%	0.98%	5.04%
Class A After Taxes on Distributions and Sale of Fund Shares		—	-2.36	1.19	4.64
Class B After Taxes on Distributions		7/10/2000	-3.54	1.04	4.85
Class B After Taxes on Distributions and Sale of Fund Shares		—	-2.30	1.26	4.49
Class C After Taxes on Distributions		7/10/2000	0.46	1.42	4.86
Class C After Taxes on Distributions and Sale of Fund Shares		—	0.30	1.59	4.50

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C

			1.48%	2.23%	2.23%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	6.0%
Yum! Brands, Inc.	2.6
priceline.com, Inc.	2.0
Rackspace Hosting, Inc.	1.9
Monsanto Co.	1.9
Cirrus Logic, Inc.	1.8
Visa, Inc., Class A	1.8
Tractor Supply Co.	1.7
Ross Stores, Inc.	1.7
W.W. Grainger, Inc.	1.6

Total	23.0%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Multi-Cap Growth Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,144.40	$8.21	1.54%
Class B	$1,000.00	$1,140.00	$12.18	2.29%
Class C	$1,000.00	$1,140.80	$12.19	2.29%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.20	$7.72	1.54%
Class B	$1,000.00	$1,013.50	$11.46	2.29%
Class C	$1,000.00	$1,013.50	$11.46	2.29%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $50,641,895)	$62,080,191
Receivable for Fund shares sold	68,193

Total assets	$62,148,384

Liabilities

Payable for Fund shares redeemed	$64,042
Payable to affiliates:
Distribution and service fees	24,943
Administration fee	7,564
Trustees’ fees	42
Accrued expenses	50,622

Total liabilities	$147,213

Net Assets	$62,001,171

Sources of Net Assets

Paid-in capital	$68,002,866
Accumulated net realized loss from Portfolio	(17,186,687)
Accumulated net investment loss	(253,304)
Net unrealized appreciation from Portfolio	11,438,296

Total	$62,001,171

Class A Shares

Net Assets	$41,846,420
Shares Outstanding	2,870,367
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.58
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.47

Class B Shares

Net Assets	$3,045,546
Shares Outstanding	230,859
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.19

Class C Shares

Net Assets	$17,109,205
Shares Outstanding	1,295,150
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $4,997)	$270,243
Interest allocated from Portfolio	462
Expenses allocated from Portfolio	(225,895)

Total investment income from Portfolio	$44,810

Expenses

Administration fee	$43,964
Distribution and service fees
Class A	49,197
Class B	15,249
Class C	81,055
Trustees’ fees and expenses	250
Custodian fee	11,609
Transfer and dividend disbursing agent fees	36,799
Legal and accounting services	11,107
Printing and postage	10,575
Registration fees	32,170
Miscellaneous	6,139

Total expenses	$298,114

Net investment loss	$(253,304)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$3,033,847
Written options	146,431
Foreign currency transactions	(194)

Net realized gain	$3,180,084

Change in unrealized appreciation (depreciation) —
Investments	$5,017,949
Written options	7,719
Foreign currency	64

Net change in unrealized appreciation (depreciation)	$5,025,732

Net realized and unrealized gain	$8,205,816

Net increase in net assets from operations	$7,952,512

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment loss	$(253,304)	$(592,334)
Net realized gain from investment transactions, written options and foreign currency transactions	3,180,084	9,478,835
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	5,025,732	(3,635,361)

Net increase in net assets from operations	$7,952,512	$5,251,140

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,370,834	$3,377,834
Class B	55,545	518,559
Class C	758,488	2,107,027
Cost of shares redeemed
Class A	(4,028,807)	(13,053,462)
Class B	(225,188)	(1,392,175)
Class C	(1,873,798)	(5,569,571)
Net asset value of shares exchanged
Class A	509,938	1,101,309
Class B	(509,938)	(1,101,309)

Net decrease in net assets from Fund share transactions	$(3,942,926)	$(14,011,788)

Net increase (decrease) in net assets	$4,009,586	$(8,760,648)

Net Assets

At beginning of period	$57,991,585	$66,752,233

At end of period	$62,001,171	$57,991,585

Accumulated net investment loss included in net assets

At end of period	$(253,304)	$—

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$12.740		$11.810		$10.500		$8.730	$17.990	$12.750

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.041)		$(0.084	)(2)	$(0.081	)(3)	$(0.036)	$(0.010)	$0.217	(4)
Net realized and unrealized gain (loss)	1.881		1.014		1.391		1.806	(6.853)	5.276

Total income (loss) from operations	$1.840		$0.930		$1.310		$1.770	$(6.863)	$5.493

Less Distributions

From net investment income	$—		$—		$—		$—	$(0.197)	$—
From net realized gain	—		—		—		—	(2.200)	(0.253)

Total distributions	$—		$—		$—		$—	$(2.397)	$(0.253)

Net asset value — End of period	$14.580		$12.740		$11.810		$10.500	$8.730	$17.990

Total Return(5)	14.44	%(6)	7.78%		12.57%		20.27%	(43.97)%	43.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,846		$38,582		$43,627		$45,868	$56,537	$49,517
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.54	%(9)	1.48%		1.47%		1.57%	1.38%	1.43%
Net investment income (loss)	(0.62)	%(9)	(0.65	)%(2)	(0.70	)%(3)	(0.41)%	(0.07)%	1.45	%(4)
Portfolio Turnover of the Portfolio	35	%(6)	139%		200%		205%	283%	157%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.027 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.85)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.81)%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.265 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.31)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$11.570		$10.810		$9.680		$8.120	$16.880	$12.070

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.082)		$(0.164	)(2)	$(0.151	)(3)	$(0.089)	$(0.111)	$0.120	(4)
Net realized and unrealized gain (loss)	1.702		0.924		1.281		1.649	(6.375)	4.943

Total income (loss) from operations	$1.620		$0.760		$1.130		$1.560	$(6.486)	$5.063

Less Distributions

From net investment income	$—		$—		$—		$—	$(0.074)	$—
From net realized gain	—		—		—		—	(2.200)	(0.253)

Total distributions	$—		$—		$—		$—	$(2.274)	$(0.253)

Net asset value — End of period	$13.190		$11.570		$10.810		$9.680	$8.120	$16.880

Total Return(5)	14.00	%(6)	7.03%		11.67%		19.21%	(44.36)%	42.64%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,046		$3,340		$4,940		$7,300	$10,119	$20,815
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.29	%(9)	2.23%		2.22%		2.33%	2.13%	2.19%
Net investment income (loss)	(1.36)	%(9)	(1.38	)%(2)	(1.43	)%(3)	(1.11)%	(0.84)%	0.86	%(4)
Portfolio Turnover of the Portfolio	35	%(6)	139%		200%		205%	283%	157%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.54)%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.263 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.02)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010		2009	2008	2007

Net asset value — Beginning of period	$11.580		$10.830		$9.690		$8.130	$16.910	$12.090

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.083)		$(0.166	)(2)	$(0.153	)(3)	$(0.100)	$(0.109)	$0.111	(4)
Net realized and unrealized gain (loss)	1.713		0.916		1.293		1.660	(6.379)	4.962

Total income (loss) from operations	$1.630		$0.750		$1.140		$1.560	$(6.488)	$5.073

Less Distributions

From net investment income	$—		$—		$—		$—	$(0.092)	$—
From net realized gain	—		—		—		—	(2.200)	(0.253)

Total distributions	$—		$—		$—		$—	$(2.292)	$(0.253)

Net asset value — End of period	$13.210		$11.580		$10.830		$9.690	$8.130	$16.910

Total Return(5)	14.08	%(6)	6.93%		11.76%		19.19%	(44.33)%	42.65%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,109		$16,069		$18,185		$20,220	$18,483	$28,537
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.29	%(9)	2.23%		2.22%		2.32%	2.13%	2.18%
Net investment income (loss)	(1.37)	%(9)	(1.39	)%(2)	(1.45	)%(3)	(1.21)%	(0.83)%	0.79	%(4)
Portfolio Turnover of the Portfolio	35	%(6)	139%		200%		205%	283%	157%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.025 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.60)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.010 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.56)%.
(4)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.260 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (1.05)%.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (57.8% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $19,070,318 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($5,318,368) and October 31, 2017 ($13,751,950). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $43,964. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $3,174 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,618 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $49,197 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $11,437 and $60,791 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $562,000 and $1,588,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $3,812 and $20,264 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No

12

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received less than $100 and approximately $4,000 of CDSCs paid by Class A and Class B shareholders, respectively, and no CDSCs paid by Class C shareholders.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $988,901 and $5,403,393, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	102,118	255,880
Redemptions	(300,252)	(1,004,675)
Exchange from Class B shares	39,260	85,202

Net decrease	(158,874)	(663,593)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	4,353	42,818
Redemptions	(18,938)	(117,516)
Exchange to Class A shares	(43,281)	(93,447)

Net decrease	(57,866)	(168,145)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	63,546	177,526
Redemptions	(155,575)	(470,103)

Net decrease	(92,029)	(292,577)

13

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%(1)

Security	Shares	Value

Aerospace & Defense — 1.5%

Precision Castparts Corp.	8,900	$1,569,693

		$1,569,693

Air Freight & Logistics — 1.0%

Expeditors International of Washington, Inc.	27,500	$1,100,000

		$1,100,000

Auto Components — 0.7%

BorgWarner, Inc.(2)	10,200	$806,208

		$806,208

Beverages — 2.2%

Anheuser-Busch InBev NV ADR	19,800	$1,437,876
Beam, Inc.	16,400	931,192

		$2,369,068

Biotechnology — 1.8%

Celgene Corp.(2)	13,000	$947,960
Gilead Sciences, Inc.(2)	19,600	1,019,396

		$1,967,356

Capital Markets — 0.7%

T. Rowe Price Group, Inc.	12,100	$763,691

		$763,691

Chemicals — 4.3%

Celanese Corp., Class A	30,400	$1,473,184
Monsanto Co.	26,300	2,003,534
Praxair, Inc.	9,600	1,110,720

		$4,587,438

Commercial Banks — 1.7%

First Republic Bank(2)	21,900	$723,357
Toronto-Dominion Bank (The)	12,500	1,055,625

		$1,778,982

Commercial Services & Supplies — 1.2%

Waste Connections, Inc.	39,550	$1,274,696

		$1,274,696

Communications Equipment — 1.6%

Acme Packet, Inc.(2)	24,500	$687,715
QUALCOMM, Inc.	8,300	529,872
Riverbed Technology, Inc.(2)	24,500	483,385

		$1,700,972

Computers & Peripherals — 9.3%

Apple, Inc.(2)	11,000	$6,426,640
Dell, Inc.(2)	94,500	1,546,965
EMC Corp.(2)	51,400	1,449,994
Quantum Corp.(2)	230,500	548,590

		$9,972,189

Consumer Finance — 1.3%

American Express Co.	23,800	$1,432,998

		$1,432,998

Diversified Financial Services — 0.8%

Citigroup, Inc.	24,700	$816,088

		$816,088

Energy Equipment & Services — 4.0%

Ensco PLC ADR	25,700	$1,404,505
Hornbeck Offshore Services, Inc.(2)	19,400	807,622
Poseidon Concepts Corp.	70,100	910,445
Rowan Cos., Inc.(2)	35,000	1,208,550

		$4,331,122

Food Products — 1.9%

Annie’s, Inc.(2)	16,667	$663,180
Mead Johnson Nutrition Co.	15,700	1,343,292

		$2,006,472

Health Care Equipment & Supplies — 0.7%

Analogic Corp.	11,400	$777,594

		$777,594

Health Care Providers & Services — 4.1%

Catalyst Health Solutions, Inc.(2)	13,200	$1,140,084
Centene Corp.(2)	7,700	304,843
DaVita, Inc.(2)	17,200	1,523,576
MEDNAX, Inc.(2)	20,800	1,460,992

		$4,429,495

See Notes to Financial Statements.
14

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Technology — 0.3%

Allscripts Healthcare Solutions, Inc.(2)	27,000	$299,160

		$299,160

Hotels, Restaurants & Leisure — 5.4%

Panera Bread Co., Class A(2)	6,400	$1,010,688
Starbucks Corp.	18,000	1,032,840
Starwood Hotels & Resorts Worldwide, Inc.	17,300	1,024,160
Yum! Brands, Inc.	38,200	2,778,286

		$5,845,974

Household Products — 1.7%

Church & Dwight Co., Inc.	16,800	$853,440
Colgate-Palmolive Co.	9,300	920,142

		$1,773,582

Industrial Conglomerates — 0.9%

Danaher Corp.	17,000	$921,740

		$921,740

Insurance — 0.8%

Aflac, Inc.	18,000	$810,720

		$810,720

Internet & Catalog Retail — 3.6%

Amazon.com, Inc.(2)	4,700	$1,089,930
priceline.com, Inc.(2)	2,800	2,130,296
Shutterfly, Inc.(2)	22,000	684,640

		$3,904,866

Internet Software & Services — 5.3%

eBay, Inc.(2)	26,800	$1,100,140
Google, Inc., Class A(2)	1,700	1,028,891
LinkedIn Corp., Class A(2)	5,700	618,165
Rackspace Hosting, Inc.(2)	34,807	2,021,939
VeriSign, Inc.(2)	21,200	871,532

		$5,640,667

IT Services — 2.8%

Accenture PLC, Class A	16,700	$1,084,665
Visa, Inc., Class A	15,300	1,881,594

		$2,966,259

Life Sciences Tools & Services — 0.9%

Bruker Corp.(2)	64,800	$973,944

		$973,944

Machinery — 4.7%

Colfax Corp.(2)	13,900	$471,071
Cummins, Inc.	13,800	1,598,454
Kennametal, Inc.	16,500	696,795
Pall Corp.	15,900	947,799
Timken Co. (The)	23,700	1,339,287

		$5,053,406

Metals & Mining — 1.3%

Cliffs Natural Resources, Inc.	10,600	$659,956
Freeport-McMoRan Copper & Gold, Inc.	19,600	750,680

		$1,410,636

Multiline Retail — 1.1%

Dollar General Corp.(2)	25,300	$1,200,738

		$1,200,738

Oil, Gas & Consumable Fuels — 3.7%

Anadarko Petroleum Corp.	16,900	$1,237,249
EOG Resources, Inc.	8,600	944,366
Range Resources Corp.	8,500	566,610
SM Energy Co.	18,900	1,249,479

		$3,997,704

Personal Products — 1.1%

Estee Lauder Cos., Inc. (The), Class A	18,600	$1,215,510

		$1,215,510

Pharmaceuticals — 2.5%

Allergan, Inc.	11,300	$1,084,800
Elan Corp. PLC ADR(2)	19,500	268,905
Questcor Pharmaceuticals, Inc.(2)	29,600	1,329,040

		$2,682,745

Professional Services — 0.7%

Odyssey Marine Exploration, Inc.(2)	236,900	$720,176

		$720,176

Real Estate Investment Trusts (REITs) — 1.1%

AvalonBay Communities, Inc.	7,900	$1,148,660

		$1,148,660

See Notes to Financial Statements.
15

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 1.8%

J.B. Hunt Transport Services, Inc.	18,500	$1,023,605
Kansas City Southern	11,832	911,301

		$1,934,906

Semiconductors & Semiconductor Equipment — 3.6%

Cirrus Logic, Inc.(2)	70,300	$1,924,814
Cypress Semiconductor Corp.(2)	69,400	1,075,700
Intel Corp.	31,200	886,080

		$3,886,594

Software — 6.0%

Ariba, Inc.(2)	22,200	$848,040
Citrix Systems, Inc.(2)	6,700	573,587
Infoblox, Inc.(2)	44,400	905,760
Intuit, Inc.	14,900	863,753
Microsoft Corp.	44,000	1,408,880
Splunk, Inc.(2)	7,304	247,971
Synchronoss Technologies, Inc.(2)	31,200	976,560
VMware, Inc., Class A(2)	5,300	592,116

		$6,416,667

Specialty Retail — 6.2%

Home Depot, Inc. (The)	20,000	$1,035,800
Ross Stores, Inc.	28,800	1,773,792
Signet Jewelers, Ltd.	19,000	926,630
Tractor Supply Co.	19,100	1,879,631
Ulta Salon, Cosmetics & Fragrance, Inc.	11,700	1,031,706

		$6,647,559

Textiles, Apparel & Luxury Goods — 2.2%

Fossil, Inc.(2)	7,100	$927,757
Michael Kors Holdings, Ltd.(2)	11,000	502,370
NIKE, Inc., Class B	8,800	984,456

		$2,414,583

Tobacco — 0.8%

Philip Morris International, Inc.	10,000	$895,100

		$895,100

Trading Companies & Distributors — 1.6%

W.W. Grainger, Inc.	8,500	$1,766,470

		$1,766,470

Total Common Stocks
(identified cost $86,029,833)		$106,212,428

Short-Term Investments — 1.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	$1,498	$1,498,469

Total Short-Term Investments
(identified cost $1,498,469)		$1,498,469

Total Investments — 100.3%
(identified cost $87,528,302)		$107,710,897

Covered Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value

Apple, Inc.	12	$675.00	5/19/12	$(834)
Cirrus Logic, Inc.	140	27.00	5/19/12	(18,900)
Intuit, Inc.	29	65.00	5/19/12	(290)
Monsanto Co.	52	82.50	5/19/12	(442)
Panera Bread Co., Class A	64	170.00	5/19/12	(2,240)
priceline.com, Inc.	6	775.00	5/19/12	(17,400)
QUALCOMM, Inc.	66	70.00	5/19/12	(165)
Starbucks Corp.	36	62.50	5/19/12	(756)
Starwood Hotels & Resorts Worldwide, Inc.	43	60.00	5/19/12	(5,225)
VeriSign, Inc.	53	45.00	5/19/12	(291)
Yum! Brands, Inc.	19	75.00	5/19/12	(912)

Total Covered Call Options Written
(premiums received $75,822)				$(47,455)

Other Assets, Less Liabilities — (0.2)%				$(241,344)

Net Assets — 100.0%				$107,422,098

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at April 30, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
16

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $86,029,833)	$106,212,428
Affiliated investment, at value (identified cost, $1,498,469)	1,498,469
Cash	82
Dividends receivable	86,330
Interest receivable from affiliated investment	75
Receivable for investments sold	1,422,864
Tax reclaims receivable	9,776

Total assets	$109,230,024

Liabilities

Written options outstanding, at value (premiums received, $75,822)	$47,455
Payable for investments purchased	1,670,644
Payable to affiliates:
Investment adviser fee	56,966
Accrued expenses	32,861

Total liabilities	$1,807,926

Net Assets applicable to investors’ interest in Portfolio	$107,422,098

Sources of Net Assets

Investors’ capital	$87,211,157
Net unrealized appreciation	20,210,941

Total	$107,422,098

See Notes to Financial Statements.
17

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $8,659)	$474,480
Interest allocated from affiliated investment	814
Expenses allocated from affiliated investment	(132)

Total investment income	$475,162

Expenses

Investment adviser fee	$335,568
Trustees’ fees and expenses	1,900
Custodian fee	37,216
Legal and accounting services	18,928
Miscellaneous	3,336

Total expenses	$396,948

Net investment income	$78,214

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$5,473,293
Investment transactions allocated from affiliated investment	27
Written options	258,353
Foreign currency transactions	(345)

Net realized gain	$5,731,328

Change in unrealized appreciation (depreciation) —
Investments	$8,682,371
Written options	11,216
Foreign currency	113

Net change in unrealized appreciation (depreciation)	$8,693,700

Net realized and unrealized gain	$14,425,028

Net increase in net assets from operations	$14,503,242

See Notes to Financial Statements.
18

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$78,214	$97,242
Net realized gain from investment transactions, written options and foreign currency transactions	5,731,328	17,592,485
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	8,693,700	(6,865,877)

Net increase in net assets from operations	$14,503,242	$10,823,850

Capital transactions —
Contributions	$988,901	$23,827,543
Withdrawals	(11,890,926)	(51,290,189)

Net decrease in net assets from capital transactions	$(10,902,025)	$(27,462,646)

Net increase (decrease) in net assets	$3,601,217	$(16,638,796)

Net Assets

At beginning of period	$103,820,881	$120,459,677

At end of period	$107,422,098	$103,820,881

See Notes to Financial Statements.
19

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010		2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.77	%(2)	0.75%		0.76%		0.76%	0.76%	0.72%
Net investment income	0.15	%(2)	0.08	%(3)	0.00	%(4)(5)	0.39%	0.54%	2.24	%(6)
Portfolio Turnover	35	%(7)	139%		200%		205%	283%	157%

Total Return	14.87	%(7)	8.57%		13.37%		21.24%	(43.60)%	44.75%

Net assets, end of period (000’s omitted)	$107,422		$103,821		$120,460		$127,116	$140,510	$218,931

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.21% of average daily net assets.
(4)	Includes special dividends equal to 0.10% of average daily net assets.
(5)	Amount is less than 0.005%.
(6)	Includes special dividends equal to 1.85% of average daily net assets.
(7)	Not annualized.

See Notes to Financial Statements.
20

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 57.8% and 42.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $335,568 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,246,667 and $46,889,347, respectively, for the six months ended April 30, 2012.

22

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,728,786

Gross unrealized appreciation	$21,505,999
Gross unrealized depreciation	(1,523,888)

Net unrealized appreciation	$19,982,111

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at April 30, 2012 is included in the Portfolio of Investments.

Written call options activity for the six months ended April 30, 2012 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,640	$138,382
Options written	4,472	370,016
Options terminated in closing purchase transactions	(5)	(2,146)
Options exercised	(1,937)	(174,280)
Options expired	(3,650)	(256,150)

Outstanding, end of period	520	$75,822

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2012 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(47,455	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

23

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2012 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income	Derivatives Recognized in Income

Written options	$258,353 (1)	$11,216 (2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$106,212,428 *	$—	$—	$106,212,428
Short-Term Investments	—	1,498,469	—	1,498,469

Total Investments	$106,212,428	$1,498,469	$—	$107,710,897

Liability Description

Covered Call Options Written	$(47,455)	$—	$—	$(47,455)

Total	$(47,455)	$—	$—	$(47,455)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

24

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

26

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

27

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance
Tax-Managed Multi-Cap Growth Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

824-6/12	TMCAPSRC

Eaton Vance Tax-Managed Small-Cap Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Small-Cap Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	26
Officers and Trustees	29
Important Notices	30

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2012
Portfolio Manager Nancy B. Tooke, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	9/25/1997	9.26%	-7.86%	3.08%	5.15%	—
Class A with 5.75% Maximum Sales Charge	—	2.95	-13.16	1.86	4.53	—
Class B at NAV	9/29/1997	8.91	-8.58	2.32	4.37	—
Class B with 5% Maximum Sales Charge	—	3.91	-13.15	1.95	4.37	—
Class C at NAV	9/29/1997	8.87	-8.55	2.31	4.37	—
Class C with 1% Maximum Sales Charge	—	7.87	-9.47	2.31	4.37	—
Class I at NAV	10/1/2009	9.47	-7.61	—	—	13.46%

Russell 2000 Index	—	11.02%	-4.25%	1.45%	6.18%	—

					Since
% After-Tax Returns with Maximum Sales Charge	Inception Date	One Year	Five Years	Ten Years	Inception

Class A After Taxes on Distributions	9/25/1997	-13.16%	1.86%	4.53%	—
Class A After Taxes on Distributions and Sale of Fund Shares	—	-8.56	1.59	3.95	—
Class B After Taxes on Distributions	9/29/1997	-13.15	1.95	4.37	—
Class B After Taxes on Distributions and Sale of Fund Shares	—	-8.55	1.67	3.81	—
Class C After Taxes on Distributions	9/29/1997	-9.47	2.31	4.37	—
Class C After Taxes on Distributions and Sale of Fund Shares	—	-6.15	1.98	3.81	—
Class I After Taxes on Distributions	10/1/2009	-7.61	—	—	13.46%
Class I After Taxes on Distributions and Sale of Fund Shares	—	-4.94	—	—	11.61

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.23%	1.98%	1.98%	0.98%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

GNC Holdings, Inc., Class A	2.8%
Cirrus Logic, Inc.	2.5
Church & Dwight Co., Inc.	2.5
LKQ Corp.	2.4
Valmont Industries, Inc.	2.4
Analogic Corp.	2.3
RBC Bearings, Inc.	2.1
Mentor Graphics Corp.	2.1
Allied World Assurance Co. Holdings, Ltd.	2.1
Euronet Worldwide, Inc.	2.1

Total	23.3%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Small-Cap Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,092.60	$6.61	1.27%
Class B	$1,000.00	$1,089.10	$10.49	2.02%
Class C	$1,000.00	$1,088.70	$10.49	2.02%
Class I	$1,000.00	$1,094.70	$5.31	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.37	1.27%
Class B	$1,000.00	$1,014.80	$10.12	2.02%
Class C	$1,000.00	$1,014.80	$10.12	2.02%
Class I	$1,000.00	$1,019.80	$5.12	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $109,788,153)	$119,155,214
Receivable for Fund shares sold	14,413

Total assets	$119,169,627

Liabilities

Payable for Fund shares redeemed	$222,105
Payable to affiliates:
Distribution and service fees	37,109
Trustees’ fees	42
Accrued expenses	75,095

Total liabilities	$334,351

Net Assets	$118,835,276

Sources of Net Assets

Paid-in capital	$127,690,618
Accumulated net realized loss from Portfolio	(18,090,142)
Accumulated net investment loss	(132,261)
Net unrealized appreciation from Portfolio	9,367,061

Total	$118,835,276

Class A Shares

Net Assets	$84,274,706
Shares Outstanding	5,028,041
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.76
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$17.78

Class B Shares

Net Assets	$2,102,181
Shares Outstanding	139,892
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.03

Class C Shares

Net Assets	$21,963,054
Shares Outstanding	1,467,519
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.97

Class I Shares

Net Assets	$10,495,335
Shares Outstanding	621,848
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.88

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $4,811)	$699,555
Interest allocated from Portfolio	1,701
Expenses allocated from Portfolio	(446,120)

Total investment income from Portfolio	$255,136

Expenses

Distribution and service fees
Class A	$108,476
Class B	11,785
Class C	112,299
Trustees’ fees and expenses	250
Custodian fee	12,143
Transfer and dividend disbursing agent fees	90,271
Legal and accounting services	13,645
Printing and postage	16,286
Registration fees	43,118
Miscellaneous	7,242

Total expenses	$415,515

Net investment loss	$(160,379)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$8,140,182
Foreign currency transactions	281

Net realized gain	$8,140,463

Change in unrealized appreciation (depreciation) —
Investments	$3,081,021

Net change in unrealized appreciation (depreciation)	$3,081,021

Net realized and unrealized gain	$11,221,484

Net increase in net assets from operations	$11,061,105

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment loss	$(160,379)	$(1,166,813)
Net realized gain from investment and foreign currency transactions	8,140,463	5,316,527
Net change in unrealized appreciation (depreciation) from investments and foreign currency	3,081,021	2,878,899

Net increase in net assets from operations	$11,061,105	$7,028,613

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,502,917	$8,051,155
Class B	13,335	535,919
Class C	328,827	2,123,156
Class I	1,180,518	10,041,117
Cost of shares redeemed
Class A	(13,732,480)	(25,418,968)
Class B	(282,888)	(738,284)
Class C	(2,894,906)	(6,809,532)
Class I	(3,477,999)	(6,085,692)
Net asset value of shares exchanged
Class A	489,073	1,273,694
Class B	(489,073)	(1,273,694)

Net decrease in net assets from Fund share transactions	$(16,362,676)	$(18,301,129)

Net decrease in net assets	$(5,301,571)	$(11,272,516)

Net Assets

At beginning of period	$124,136,847	$135,409,363

At end of period	$118,835,276	$124,136,847

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(132,261)	$28,118

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$15.340		$14.640	$11.710	$10.540		$16.140	$12.520

Income (Loss) From Operations

Net investment loss(1)	$(0.011	)(2)	$(0.110)	$(0.113)	$(0.070	)(3)	$(0.120)	$(0.117)
Net realized and unrealized gain (loss)	1.431		0.810	3.043	1.240		(5.480)	3.737

Total income (loss) from operations	$1.420		$0.700	$2.930	$1.170		$(5.600)	$3.620

Net asset value — End of period	$16.760		$15.340	$14.640	$11.710		$10.540	$16.140

Total Return(4)	9.26	%(5)	4.78%	25.02%	11.10%		(34.70)%	28.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,275		$87,192	$97,524	$85,422		$80,868	$65,185
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.27	%(8)	1.23%	1.28%	1.44%		1.27%	1.34%
Net investment loss	(0.13	)%(2)(8)	(0.67)%	(0.84)%	(0.70	)%(3)	(0.80)%	(0.82)%
Portfolio Turnover of the Portfolio	31	%(5)	89%	114%	95%		93%	78%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.031 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.52)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.78)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$13.800		$13.270	$10.700	$9.700		$14.950	$11.690

Income (Loss) From Operations

Net investment loss(1)	$(0.064	)(2)	$(0.209)	$(0.194)	$(0.123	)(3)	$(0.216)	$(0.205)
Net realized and unrealized gain (loss)	1.294		0.739	2.764	1.123		(5.034)	3.465

Total income (loss) from operations	$1.230		$0.530	$2.570	$1.000		$(5.250)	$3.260

Net asset value — End of period	$15.030		$13.800	$13.270	$10.700		$9.700	$14.950

Total Return(4)	8.91	%(5)	3.99%	24.02%	10.31%		(35.12)%	27.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,102		$2,660	$3,899	$5,805		$12,352	$36,554
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.02	%(8)	1.98%	2.03%	2.20%		2.02%	2.09%
Net investment loss	(0.90	)%(2)(8)	(1.41)%	(1.59)%	(1.37	)%(3)	(1.55)%	(1.56)%
Portfolio Turnover of the Portfolio	31	%(5)	89%	114%	95%		93%	78%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.26)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.011 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.50)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011	2010	2009		2008	2007

Net asset value — Beginning of period	$13.750		$13.220	$10.660	$9.660		$14.900	$11.650

Income (Loss) From Operations

Net investment loss(1)	$(0.063	)(2)	$(0.209)	$(0.194)	$(0.132	)(3)	$(0.215)	$(0.206)
Net realized and unrealized gain (loss)	1.283		0.739	2.754	1.132		(5.025)	3.456

Total income (loss) from operations	$1.220		$0.530	$2.560	$1.000		$(5.240)	$3.250

Net asset value — End of period	$14.970		$13.750	$13.220	$10.660		$9.660	$14.900

Total Return(4)	8.87	%(5)	4.01%	24.02%	10.35%		(35.17)%	27.90%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,963		$22,593	$26,016	$22,931		$23,037	$31,471
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.02	%(8)	1.98%	2.03%	2.19%		2.02%	2.09%
Net investment loss	(0.87	)%(2)(8)	(1.42)%	(1.59)%	(1.44	)%(3)	(1.55)%	(1.57)%
Portfolio Turnover of the Portfolio	31	%(5)	89%	114%	95%		93%	78%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.028 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.27)%.
(3)	Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.008 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.52)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012				Period Ended
	(Unaudited)		2011	2010	October 31, 2009(1)

Net asset value — Beginning of period	$15.420		$14.680	$11.710	$12.180

Income (Loss) From Operations

Net investment income (loss)(2)	$0.008	(3)	$(0.068)	$(0.081)	$(0.008)
Net realized and unrealized gain (loss)	1.452		0.808	3.051	(0.462)

Total income (loss) from operations	$1.460		$0.740	$2.970	$(0.470)

Net asset value — End of period	$16.880		$15.420	$14.680	$11.710

Total Return(4)	9.47	%(5)	5.04%	25.36%	(3.86	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,495		$11,692	$7,971	$1,923
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.02	%(8)	0.98%	1.03%	1.19	%(8)
Net investment income (loss)	0.09	%(3)(8)	(0.41)%	(0.59)%	(0.79	)%(8)
Portfolio Turnover of the Portfolio	31	%(5)	89%	114%	95	%(9)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.029 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.27)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (74.5% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $28,744,620 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $7,690 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $897 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $108,476 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $8,839 and $84,224 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $7,649,000 and $12,639,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $2,946 and $28,075 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No

13

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received less than $100 and approximately $2,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $494,695 and $17,107,019, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	155,329	492,436
Redemptions	(843,489)	(1,548,234)
Exchange from Class B shares	30,680	77,946

Net decrease	(657,480)	(977,852)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	963	35,954
Redemptions	(19,691)	(50,667)
Exchange to Class A shares	(34,142)	(86,311)

Net decrease	(52,870)	(101,024)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	22,859	141,036
Redemptions	(199,072)	(465,707)

Net decrease	(176,213)	(324,671)

14

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	73,459	608,329
Redemptions	(209,642)	(393,252)

Net increase (decrease)	(136,183)	215,077

15

Tax-Managed Small-Cap Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value

Aerospace & Defense — 1.5%

Aerovironment, Inc.(1)	100,830	$2,452,186

		$2,452,186

Building Products — 3.0%

Armstrong World Industries, Inc.	52,360	$2,305,934
Trex Co., Inc.(1)	77,490	2,479,680

		$4,785,614

Capital Markets — 4.6%

HFF, Inc., Class A(1)	137,940	$2,253,939
Lazard, Ltd., Class A	102,980	2,832,980
Walter Investment Management Corp.	112,391	2,273,670

		$7,360,589

Chemicals — 3.3%

Balchem Corp.	89,110	$2,575,279
LSB Industries, Inc.(1)	77,810	2,639,315

		$5,214,594

Commercial Banks — 2.8%

Signature Bank(1)	36,460	$2,395,057
Texas Capital Bancshares, Inc.(1)	55,470	2,091,774

		$4,486,831

Commercial Services & Supplies — 2.0%

Team, Inc.(1)	109,364	$3,240,455

		$3,240,455

Communications Equipment — 2.8%

Acme Packet, Inc.(1)	86,710	$2,433,949
Sycamore Networks, Inc.(1)	134,330	2,094,205

		$4,528,154

Computers & Peripherals — 1.7%

Quantum Corp.(1)	1,164,710	$2,772,010

		$2,772,010

Construction & Engineering — 1.6%

MYR Group, Inc.(1)	149,940	$2,506,997

		$2,506,997

Distributors — 2.4%

LKQ Corp.(1)	114,580	$3,832,701

		$3,832,701

Electronic Equipment, Instruments & Components — 4.9%

Elster Group SE ADR(1)	159,650	$2,381,978
FEI Co.(1)	56,100	2,814,537
National Instruments Corp.	94,935	2,582,232

		$7,778,747

Energy Equipment & Services — 1.8%

Hornbeck Offshore Services, Inc.(1)	70,560	$2,937,413

		$2,937,413

Food Products — 1.8%

Corn Products International, Inc.	50,520	$2,882,671

		$2,882,671

Health Care Equipment & Supplies — 4.0%

Analogic Corp.	53,620	$3,657,420
Orthofix International NV(1)	66,110	2,725,054

		$6,382,474

Health Care Providers & Services — 4.3%

Catalyst Health Solutions, Inc.(1)	13,164	$1,136,975
ExamWorks Group, Inc.(1)	185,030	2,153,749
MEDNAX, Inc.(1)	43,990	3,089,858
MModal, Inc.(1)	32,707	417,341

		$6,797,923

Household Products — 2.5%

Church & Dwight Co., Inc.	77,060	$3,914,648

		$3,914,648

Insurance — 5.6%

Allied World Assurance Co. Holdings, Ltd.	46,230	$3,326,711
Hanover Insurance Group, Inc. (The)	66,490	2,683,537
HCC Insurance Holdings, Inc.	90,370	2,888,225

		$8,898,473

See Notes to Financial Statements.
16

Tax-Managed Small-Cap Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 3.3%

Euronet Worldwide, Inc.(1)	152,180	$3,291,653
Global Cash Access Holdings, Inc.(1)	233,790	1,975,526

		$5,267,179

Life Sciences Tools & Services — 1.8%

Bruker Corp.(1)	186,460	$2,802,494

		$2,802,494

Machinery — 7.4%

Astec Industries, Inc.(1)	66,956	$2,095,053
Colfax Corp.(1)	77,440	2,624,442
RBC Bearings, Inc.(1)	72,336	3,391,112
Valmont Industries, Inc.	30,520	3,782,343

		$11,892,950

Marine — 2.1%

Kirby Corp.(1)	49,290	$3,271,377

		$3,271,377

Metals & Mining — 1.3%

Molycorp, Inc.(1)	78,670	$2,128,810

		$2,128,810

Multiline Retail — 2.0%

Fred’s, Inc., Class A	228,220	$3,268,110

		$3,268,110

Oil, Gas & Consumable Fuels — 6.2%

Goodrich Petroleum Corp.(1)	160,410	$2,690,076
Kodiak Oil & Gas Corp.(1)	301,200	2,665,620
Petroleum Development Corp.(1)	63,880	2,196,833
SM Energy Co.	36,190	2,392,521

		$9,945,050

Pharmaceuticals — 1.7%

Questcor Pharmaceuticals, Inc.(1)	61,070	$2,742,043

		$2,742,043

Professional Services — 1.6%

FTI Consulting, Inc.(1)	72,240	$2,625,202

		$2,625,202

Real Estate Investment Trusts (REITs) — 4.6%

American Campus Communities, Inc.	59,540	$2,646,553
Mid-America Apartment Communities, Inc.	26,340	1,792,964
PS Business Parks, Inc.	42,421	2,895,233

		$7,334,750

Real Estate Management & Development — 2.1%

Forestar Real Estate Group, Inc.(1)	213,381	$3,281,800

		$3,281,800

Semiconductors & Semiconductor Equipment — 4.3%

Cirrus Logic, Inc.(1)	147,040	$4,025,955
Cypress Semiconductor Corp.(1)	184,360	2,857,580

		$6,883,535

Software — 2.1%

Mentor Graphics Corp.(1)	233,470	$3,373,642

		$3,373,642

Specialty Retail — 5.9%

GNC Holdings, Inc., Class A	114,540	$4,473,933
Monro Muffler Brake, Inc.	72,240	2,980,622
Select Comfort Corp.(1)	69,040	1,993,875

		$9,448,430

Total Common Stocks
(identified cost $135,059,238)		$155,037,852

Special Warrants — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%

Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants
(identified cost $480,000)		$0

See Notes to Financial Statements.
17

Tax-Managed Small-Cap Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	$6,968	$6,968,034

Total Short-Term Investments
(identified cost $6,968,034)		$6,968,034

Total Investments — 101.3%
(identified cost $142,507,272)		$162,005,886

Other Assets, Less Liabilities — (1.3)%		$(2,125,556)

Net Assets — 100.0%		$159,880,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Restricted security (see Note 5).

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
18

Tax-Managed Small-Cap Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $135,539,238)	$155,037,852
Affiliated investment, at value (identified cost, $6,968,034)	6,968,034
Dividends receivable	1,544
Interest receivable from affiliated investment	381
Receivable for investments sold	1,211,082

Total assets	$163,218,893

Liabilities

Payable for investments purchased	$3,213,768
Payable to affiliates:
Investment adviser fee	79,780
Trustees’ fees	595
Accrued expenses	44,420

Total liabilities	$3,338,563

Net Assets applicable to investors’ interest in Portfolio	$159,880,330

Sources of Net Assets

Investors’ capital	$140,381,716
Net unrealized appreciation	19,498,614

Total	$159,880,330

See Notes to Financial Statements.
19

Tax-Managed Small-Cap Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $6,382)	$931,105
Interest allocated from affiliated investment	2,260
Expenses allocated from affiliated investment	(359)

Total investment income	$933,006

Expenses

Investment adviser fee	$510,917
Trustees’ fees and expenses	3,587
Custodian fee	46,411
Legal and accounting services	27,382
Miscellaneous	3,726

Total expenses	$592,023

Net investment income	$340,983

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$10,388,786
Investment transactions allocated from affiliated investment	77
Foreign currency transactions	367

Net realized gain	$10,389,230

Change in unrealized appreciation (depreciation) —
Investments	$4,451,744

Net change in unrealized appreciation (depreciation)	$4,451,744

Net realized and unrealized gain	$14,840,974

Net increase in net assets from operations	$15,181,957

See Notes to Financial Statements.
20

Tax-Managed Small-Cap Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income (loss)	$340,983	$(283,408)
Net realized gain from investment and foreign currency transactions	10,389,230	6,152,449
Net change in unrealized appreciation (depreciation) from investments and foreign currency	4,451,744	3,147,988

Net increase in net assets from operations	$15,181,957	$9,017,029

Capital transactions —
Contributions	$501,237	$26,265,991
Withdrawals	(21,597,386)	(41,453,573)

Net decrease in net assets from capital transactions	$(21,096,149)	$(15,187,582)

Net decrease in net assets	$(5,914,192)	$(6,170,553)

Net Assets

At beginning of period	$165,794,522	$171,965,075

At end of period	$159,880,330	$165,794,522

See Notes to Financial Statements.
21

Tax-Managed Small-Cap Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009		2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.72%	0.74%	0.75%		0.74%	0.74%
Net investment income (loss)	0.42	%(2)(3)	(0.15)%	(0.30)%	(0.00	)%(4)(5)	(0.27)%	(0.22)%
Portfolio Turnover	31	%(6)	89%	114%	95%		93%	78%

Total Return	9.55	%(6)	5.31%	25.69%	11.86%		(34.33)%	29.67%

Net assets, end of period (000’s omitted)	$159,880		$165,795	$171,965	$163,056		$157,143	$188,039

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.39% of average daily net assets.
(4)	Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.09)%.
(5)	Amount is less than 0.005%.
(6)	Not annualized.

See Notes to Financial Statements.
22

Tax-Managed Small-Cap Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 74.5% and 25.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

23

Tax-Managed Small-Cap Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $510,917 or 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $50,166,932 and $66,985,264, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,574,576

Gross unrealized appreciation	$26,198,262
Gross unrealized depreciation	(6,766,952)

Net unrealized appreciation	$19,431,310

24

Tax-Managed Small-Cap Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3		Total

Common Stocks	$155,037,852	*	$—	$—		$155,037,852
Special Warrants	—		—	0	*	0
Short-Term Investments	—		6,968,034	—		6,968,034

Total Investments	$155,037,852		$6,968,034	$0		$162,005,886

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2012 to require a reconciliation of Level 3 investments. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

25

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

26

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

27

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Nancy B. Tooke President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance
Tax-Managed Small-Cap Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

130-6/12	MGSRC

Eaton Vance Tax-Managed Small-Cap Value Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Small-Cap Value Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	26
Officers and Trustees	29
Important Notices	30

Eaton Vance
Tax-Managed Small-Cap Value Fund
April 30, 2012
Portfolio Managers Gregory R. Greene, CFA, J. Bradley Ohlmuller, CFA, and Robert J. Milmore, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	3/4/2002	8.29%	-2.06%	3.17%	6.86%	—
Class A with 5.75% Maximum Sales Charge	—	2.07	-7.71	1.95	6.23	—
Class B at NAV	3/4/2002	7.82	-2.77	2.39	6.07	—
Class B with 5% Maximum Sales Charge	—	2.82	-7.45	2.06	6.07	—
Class C at NAV	3/4/2002	7.89	-2.77	2.41	6.08	—
Class C with 1% Maximum Sales Charge	—	6.89	-3.70	2.41	6.08	—
Class I at NAV	10/1/2009	8.45	-1.74	—	—	12.92%
Russell 2000 Value Index	—	11.47%	-4.06%	-0.49%	6.07%	—

					Since
% After-Tax Returns with Maximum Sales Charge	Inception Date	One Year	Five Years	Ten Years	Inception

Class A After Taxes on Distributions	3/4/2002	-8.20%	1.41%	5.75%	—
Class A After Taxes on Distributions and Sale of Fund Shares	—	-4.42	1.62	5.41	—
Class B After Taxes on Distributions	3/4/2002	-8.01	1.47	5.57	—
Class B After Taxes on Distributions and Sale of Fund Shares	—	-4.16	1.71	5.28	—
Class C After Taxes on Distributions	3/4/2002	-4.26	1.83	5.58	—
Class C After Taxes on Distributions and Sale of Fund Shares	—	-1.73	2.01	5.29	—
Class I After Taxes on Distributions	10/1/2009	-2.26	—	—	12.39%
Class I After Taxes on Distributions and Sale of Fund Shares	—	-0.51	—	—	11.08

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

Gross	2.05%	2.80%	2.80%	1.80%
Net	1.45	2.20	2.20	1.20
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Small-Cap Value Fund
April 30, 2012
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Cleco Corp.	3.8%
A.O. Smith Corp.	3.1
Carter’s, Inc.	3.1
NETGEAR, Inc.	2.9
National Penn Bancshares, Inc.	2.8
Spirit Airlines, Inc.	2.8
AptarGroup, Inc.	2.7
Portland General Electric Co.	2.7
Barnes Group, Inc.	2.7
Umpqua Holdings Corp.	2.7

Total	29.3%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Tax-Managed Small-Cap Value Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 19, 2012, the portfolio managers of the Fund became dual employees of Boston Management and Research and Fox Asset Management LLC and the sub-advisory agreement was terminated.

4

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual
Class A	$1,000.00	$1,082.90	$7.51	**	1.45%
Class B	$1,000.00	$1,078.20	$11.37	**	2.20%
Class C	$1,000.00	$1,078.90	$11.37	**	2.20%
Class I	$1,000.00	$1,084.50	$6.22	**	1.20%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.27	**	1.45%
Class B	$1,000.00	$1,013.90	$11.02	**	2.20%
Class C	$1,000.00	$1,013.90	$11.02	**	2.20%
Class I	$1,000.00	$1,018.90	$6.02	**	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Tax-Managed Small-Cap Value Portfolio, at value (identified cost, $28,985,466)	$37,876,192
Receivable for Fund shares sold	53,645
Receivable from affiliate	20,235

Total assets	$37,950,072

Liabilities

Payable for Fund shares redeemed	$88,676
Payable to affiliates:
Distribution and service fees	12,491
Administration fee	4,624
Trustees’ fees	42
Accrued expenses	20,384

Total liabilities	$126,217

Net Assets	$37,823,855

Sources of Net Assets

Paid-in capital	$25,973,796
Accumulated net realized gain from Portfolio	3,016,502
Accumulated net investment loss	(57,169)
Net unrealized appreciation from Portfolio	8,890,726

Total	$37,823,855

Class A Shares

Net Assets	$24,471,410
Shares Outstanding	1,585,918
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.43
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.37

Class B Shares

Net Assets	$1,695,489
Shares Outstanding	120,406
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.08

Class C Shares

Net Assets	$7,469,525
Shares Outstanding	529,798
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.10

Class I Shares

Net Assets	$4,187,431
Shares Outstanding	269,511
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.54

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $218)	$245,174
Interest allocated from Portfolio	34
Expenses allocated from Portfolio	(213,822)

Total investment income from Portfolio	$31,386

Expenses

Administration fee	$28,097
Distribution and service fees
Class A	30,447
Class B	8,833
Class C	37,577
Trustees’ fees and expenses	250
Custodian fee	7,522
Transfer and dividend disbursing agent fees	25,229
Legal and accounting services	10,887
Printing and postage	10,983
Registration fees	34,694
Miscellaneous	6,245

Total expenses	$200,764

Deduct —
Allocation of expenses to affiliates	$112,209

Total expense reductions	$112,209

Net expenses	$88,555

Net investment loss	$(57,169)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$3,101,365

Net realized gain	$3,101,365

Change in unrealized appreciation (depreciation) —
Investments	$(87,422)

Net change in unrealized appreciation (depreciation)	$(87,422)

Net realized and unrealized gain	$3,013,943

Net increase in net assets from operations	$2,956,774

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment loss	$(57,169)	$(128,312)
Net realized gain from investment transactions	3,101,365	1,395,930
Net change in unrealized appreciation (depreciation) from investments	(87,422)	2,048,851

Net increase in net assets from operations	$2,956,774	$3,316,469

Distributions to shareholders —
From net realized gain
Class A	$(858,606)	$(1,295,895)
Class B	(70,065)	(110,140)
Class C	(286,480)	(392,953)
Class I	(128,499)	(74,671)

Total distributions to shareholders	$(1,343,650)	$(1,873,659)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,135,997	$6,322,372
Class B	353,495	525,474
Class C	366,365	1,551,167
Class I	1,254,595	2,903,262
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	799,592	1,138,551
Class B	45,498	87,432
Class C	225,917	309,152
Class I	96,195	4,226
Cost of shares redeemed
Class A	(2,871,107)	(10,360,470)
Class B	(338,124)	(500,694)
Class C	(760,857)	(1,978,212)
Class I	(688,768)	(1,127,669)
Net asset value of shares exchanged
Class A	202,864	485,346
Class B	(202,864)	(485,346)

Net decrease in net assets from Fund share transactions	$(381,202)	$(1,125,409)

Net increase in net assets	$1,231,922	$317,401

Net Assets

At beginning of period	$36,591,933	$36,274,532

At end of period	$37,823,855	$36,591,933

Accumulated net investment loss included in net assets

At end of period	$(57,169)	$—

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$14.770		$14.210		$12.000	$11.400	$16.050	$15.400

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.011)		$(0.023	)(2)	$(0.043)	$0.022	$(0.003)	$(0.058)
Net realized and unrealized gain (loss)	1.200		1.298		2.253	0.578	(3.146)	1.857

Total income (loss) from operations	$1.189		$1.275		$2.210	$0.600	$(3.149)	$1.799

Less Distributions

From net realized gain	$(0.529)		$(0.715)		$—	$—	$(1.501)	$(1.149)

Total distributions	$(0.529)		$(0.715)		$—	$—	$(1.501)	$(1.149)

Net asset value — End of period	$15.430		$14.770		$14.210	$12.000	$11.400	$16.050

Total Return(3)	8.29	%(4)	8.94%		18.42%	5.36%	(21.61)%	12.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,471		$24,119		$25,448	$21,727	$17,628	$18,978
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.45	%(8)	1.59%		1.65%	1.65%	1.65%	1.69%
Net investment income (loss)	(0.14	)%(8)	(0.15	)%(2)	(0.32)%	0.21%	(0.02)%	(0.37)%
Portfolio Turnover of the Portfolio	30	%(4)	66%		51%	66%	103%	80%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.024 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.31)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator subsidized certain operating expenses (equal to 0.60%, 0.46%, 0.37%, 0.55%, 0.32% and 0.32% of average daily net assets for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$13.580		$13.210		$11.240	$10.750	$15.330	$14.870

Income (Loss) From Operations

Net investment loss(1)	$(0.061)		$(0.124	)(2)	$(0.132)	$(0.049)	$(0.102)	$(0.168)
Net realized and unrealized gain (loss)	1.090		1.209		2.102	0.539	(2.977)	1.777

Total income (loss) from operations	$1.029		$1.085		$1.970	$0.490	$(3.079)	$1.609

Less Distributions

From net realized gain	$(0.529)		$(0.715)		$—	$—	$(1.501)	$(1.149)

Total distributions	$(0.529)		$(0.715)		$—	$—	$(1.501)	$(1.149)

Net asset value — End of period	$14.080		$13.580		$13.210	$11.240	$10.750	$15.330

Total Return(3)	7.82	%(4)	8.14%		17.53%	4.56%	(22.15)%	11.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,695		$1,768		$2,071	$2,638	$3,538	$6,412
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.20	%(8)	2.35%		2.40%	2.40%	2.40%	2.44%
Net investment loss	(0.89	)%(8)	(0.90	)%(2)	(1.06)%	(0.51)%	(0.79)%	(1.12)%
Portfolio Turnover of the Portfolio	30	%(4)	66%		51%	66%	103%	80%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.022 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.06)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator subsidized certain operating expenses (equal to 0.60%, 0.46%, 0.37%, 0.55%, 0.32% and 0.32% of average daily net assets for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)		2011		2010	2009	2008	2007

Net asset value — Beginning of period	$13.590		$13.220		$11.250	$10.760	$15.350	$14.880

Income (Loss) From Operations

Net investment loss(1)	$(0.061)		$(0.123	)(2)	$(0.133)	$(0.053)	$(0.100)	$(0.169)
Net realized and unrealized gain (loss)	1.100		1.208		2.103	0.543	(2.989)	1.788

Total income (loss) from operations	$1.039		$1.085		$1.970	$0.490	$(3.089)	$1.619

Less Distributions

From net realized gain	$(0.529)		$(0.715)		$—	$—	$(1.501)	$(1.149)

Total distributions	$(0.529)		$(0.715)		$—	$—	$(1.501)	$(1.149)

Net asset value — End of period	$14.100		$13.590		$13.220	$11.250	$10.760	$15.350

Total Return(3)	7.89	%(4)	8.14%		17.51%	4.55%	(22.19)%	11.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,470		$7,351		$7,312	$6,317	$5,336	$7,145
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.20	%(8)	2.34%		2.40%	2.40%	2.40%	2.44%
Net investment loss	(0.90	)%(8)	(0.90	)%(2)	(1.06)%	(0.54)%	(0.78)%	(1.12)%
Portfolio Turnover of the Portfolio	30	%(4)	66%		51%	66%	103%	80%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share includes special dividends allocated from the Portfolio which amounted to $0.021 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.05)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator subsidized certain operating expenses (equal to 0.60%, 0.46%, 0.37%, 0.55%, 0.32% and 0.32% of average daily net assets for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010, 2009, 2008 and 2007, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011		2010	October 31, 2009(1)

Net asset value — Beginning of period	$14.850		$14.250		$12.000	$12.330

Income (Loss) From Operations

Net investment income (loss)(2)	$0.007		$0.008	(3)	$(0.011)	$(0.001)
Net realized and unrealized gain (loss)	1.212		1.307		2.261	(0.329)

Total income (loss) from operations	$1.219		$1.315		$2.250	$(0.330)

Less Distributions

From net realized gain	$(0.529)		$(0.715)		$—	$—

Total distributions	$(0.529)		$(0.715)		$—	$—

Net asset value — End of period	$15.540		$14.850		$14.250	$12.000

Total Return(4)	8.45	%(5)	9.20%		18.75%	(2.68	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,187		$3,354		$1,444	$897
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.20	%(9)	1.34%		1.40%	1.40	%(9)
Net investment income (loss)	0.09	%(9)	0.05	%(3)	(0.08)%	(0.07	)%(9)
Portfolio Turnover of the Portfolio	30	%(5)	66%		51%	66	%(5)(10)

(1)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share includes special dividends allocated from the Portfolio which amounted to $0.022 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.09)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	The administrator subsidized certain operating expenses (equal to 0.60%, 0.46%, 0.37% and 0.58% of average daily net assets for the six months ended April 30, 2012, the years ended October 31, 2011 and 2010 and the period ended October 31, 2009, respectively). Prior to March 19, 2012, a portion of the subsidy was borne by the sub-adviser of the Portfolio. Absent this subsidy, total return would have been lower.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended October 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning on January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (50.5% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $28,097. EVM (and the sub-adviser of the Portfolio, Fox Asset Management LLC (Fox), prior to the termination of the sub-advisory agreement effective March 19, 2012) has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.45%, 2.20%, 2.20%, and 1.20% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM and Fox were allocated $112,209 in total of the Fund’s operating expenses for the six months ended April 30, 2012. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $2,309 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $0 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $30,447 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $6,625 and $28,183 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At April 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $200 and $300, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $2,208 and $9,394 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending

14

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $10, $77,000 and $634,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $2,767,103 and $3,252,760, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	75,584	423,467
Issued to shareholders electing to receive payments of distributions in Fund shares	55,220	76,515
Redemptions	(191,245)	(690,343)
Exchange from Class B shares	13,561	32,662

Net decrease	(46,880)	(157,699)

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	26,414	38,421
Issued to shareholders electing to receive payments of distributions in Fund shares	3,434	6,349
Redemptions	(24,863)	(35,965)
Exchange to Class A shares	(14,803)	(35,396)

Net decrease	(9,818)	(26,591)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	26,850	111,470
Issued to shareholders electing to receive payments of distributions in Fund shares	17,025	22,435
Redemptions	(54,919)	(145,996)

Net decrease	(11,044)	(12,091)

15

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	83,046	203,245
Issued to shareholders electing to receive payments of distributions in Fund shares	6,602	283
Redemptions	(45,994)	(78,984)

Net increase	43,654	124,544

16

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value

Airlines — 2.8%

Spirit Airlines, Inc.(1)	87,200	$2,094,544

		$2,094,544

Building Products — 3.1%

A.O. Smith Corp.	49,350	$2,349,060

		$2,349,060

Capital Markets — 1.9%

Stifel Financial Corp.(1)	38,500	$1,402,170

		$1,402,170

Chemicals — 5.0%

Calgon Carbon Corp.(1)	86,462	$1,196,634
Innophos Holdings, Inc.	24,169	1,188,390
RPM International, Inc.	52,000	1,381,640

		$3,766,664

Commercial Banks — 12.5%

First Niagara Financial Group, Inc.	63,200	$565,008
MB Financial, Inc.	65,100	1,345,617
National Penn Bancshares, Inc.	230,500	2,125,210
Prosperity Bancshares, Inc.	38,800	1,810,020
Trustmark Corp.	57,856	1,472,435
Umpqua Holdings Corp.	153,200	2,028,368

		$9,346,658

Communications Equipment — 2.9%

NETGEAR, Inc.(1)	56,200	$2,163,700

		$2,163,700

Construction & Engineering — 3.2%

EMCOR Group, Inc.	44,338	$1,299,990
MasTec, Inc.(1)	64,500	1,121,655

		$2,421,645

Containers & Packaging — 2.7%

AptarGroup, Inc.	37,800	$2,060,478

		$2,060,478

Electric Utilities — 6.5%

Cleco Corp.	69,200	$2,823,360
Portland General Electric Co.	79,200	2,045,736

		$4,869,096

Electrical Equipment — 1.9%

General Cable Corp.(1)	48,739	$1,434,876

		$1,434,876

Electronic Equipment, Instruments & Components — 1.6%

Itron, Inc.(1)	29,171	$1,190,177

		$1,190,177

Energy Equipment & Services — 2.9%

Hornbeck Offshore Services, Inc.(1)	38,004	$1,582,106
Oil States International, Inc.(1)	7,698	612,607

		$2,194,713

Food Products — 4.1%

J & J Snack Foods Corp.	22,488	$1,260,677
Lancaster Colony Corp.	27,900	1,819,359

		$3,080,036

Health Care Equipment & Supplies — 3.4%

Teleflex, Inc.	17,200	$1,077,924
West Pharmaceutical Services, Inc.	33,200	1,490,680

		$2,568,604

Health Care Providers & Services — 3.4%

Magellan Health Services, Inc.(1)	24,712	$1,094,247
Owens & Minor, Inc.	50,332	1,471,708

		$2,565,955

Insurance — 7.6%

Aspen Insurance Holdings, Ltd.	47,300	$1,339,536
National Financial Partners Corp.(1)	66,841	985,905
ProAssurance Corp.	9,600	845,664
Protective Life Corp.	34,500	1,009,470
Tower Group, Inc.	71,812	1,549,703

		$5,730,278

See Notes to Financial Statements.
17

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 2.4%

MAXIMUS, Inc.	39,800	$1,761,150

		$1,761,150

Machinery — 3.9%

Barnes Group, Inc.	77,400	$2,043,360
Crane Co.	19,250	849,503

		$2,892,863

Media — 1.4%

Madison Square Garden Co. (The)(1)	28,700	$1,032,339

		$1,032,339

Oil, Gas & Consumable Fuels — 2.6%

Gulfport Energy Corp.(1)	45,400	$1,189,934
VAALCO Energy, Inc.(1)	87,576	794,314

		$1,984,248

Paper & Forest Products — 1.5%

Buckeye Technologies, Inc.	33,743	$1,093,611

		$1,093,611

Professional Services — 1.5%

Towers Watson & Co., Class A	17,415	$1,138,941

		$1,138,941

Road & Rail — 3.6%

Genesee & Wyoming, Inc., Class A(1)	23,723	$1,278,907
Old Dominion Freight Line, Inc.(1)	31,264	1,390,310

		$2,669,217

Semiconductors & Semiconductor Equipment — 1.1%

Omnivision Technologies, Inc.(1)	43,408	$799,575

		$799,575

Software — 2.3%

JDA Software Group, Inc.(1)	58,900	$1,701,032

		$1,701,032

Specialty Retail — 4.9%

Aeropostale, Inc.(1)	47,900	$1,062,422
Children’s Place Retail Stores, Inc. (The)(1)	31,100	1,429,978
Finish Line, Inc., Class A (The)	52,200	1,161,972

		$3,654,372

Textiles, Apparel & Luxury Goods — 5.6%

Carter’s, Inc.(1)	42,400	$2,302,320
Hanesbrands, Inc.(1)	45,700	1,289,654
Iconix Brand Group, Inc.(1)	38,503	590,636

		$4,182,610

Thrifts & Mortgage Finance — 0.9%

Washington Federal, Inc.	40,300	$706,862

		$706,862

Total Common Stocks
(identified cost $54,952,428)		$72,855,474

Short-Term Investments — 2.9%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	$2,191	$2,191,190

		$2,191,190

Total Short-Term Investments
(identified cost $2,191,190)		$2,191,190

Total Investments — 100.1%
(identified cost $57,143,618)		$75,046,664

Other Assets, Less Liabilities — (0.1)%		$(64,951)

Net Assets — 100.0%		$74,981,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
18

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investments, at value (identified cost, $57,143,618)	$75,046,664
Dividends and interest receivable	22,189

Total assets	$75,068,853

Liabilities

Payable to affiliates:
Investment adviser fee	$61,062
Trustees’ fees	290
Accrued expenses	25,788

Total liabilities	$87,140

Net Assets applicable to investors’ interest in Portfolio	$74,981,713

Sources of Net Assets

Investors’ capital	$57,078,667
Net unrealized appreciation	17,903,046

Total	$74,981,713

See Notes to Financial Statements.
19

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $429)	$485,913
Interest	67

Total investment income	$485,980

Expenses

Investment adviser fee	$370,662
Trustees’ fees and expenses	1,763
Custodian fee	31,439
Legal and accounting services	16,344
Miscellaneous	2,450

Total expenses	$422,658

Deduct —
Reduction of custodian fee	$1

Total expense reductions	$1

Net expenses	$422,657

Net investment income	$63,323

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,274,184

Net realized gain	$6,274,184

Change in unrealized appreciation (depreciation) —
Investments	$(359,504)

Net change in unrealized appreciation (depreciation)	$(359,504)

Net realized and unrealized gain	$5,914,680

Net increase in net assets from operations	$5,978,003

See Notes to Financial Statements.
20

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$63,323	$254,980
Net realized gain from investment transactions	6,274,184	2,534,917
Net change in unrealized appreciation (depreciation) from investments	(359,504)	3,896,518

Net increase in net assets from operations	$5,978,003	$6,686,415

Capital transactions —
Contributions	$2,775,815	$12,264,195
Withdrawals	(7,445,134)	(17,744,784)

Net decrease in net assets from capital transactions	$(4,669,319)	$(5,480,589)

Net increase in net assets	$1,308,684	$1,205,826

Net Assets

At beginning of period	$73,673,029	$72,467,203

At end of period	$74,981,713	$73,673,029

See Notes to Financial Statements.
21

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011		2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.14	%(2)	1.11%		1.13%	1.14%	1.12%	1.14%
Net investment income	0.17	%(2)	0.33	%(3)	0.20%	0.73%	0.51%	0.19%
Portfolio Turnover	30	%(4)	66%		51%	66%	103%	80%

Total Return	8.45	%(4)	9.46%		18.99%	5.89%	(21.19)%	12.92%

Net assets, end of period (000’s omitted)	$74,982		$73,673		$72,467	$67,629	$61,778	$59,511

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 0.16% of average daily net assets.
(4)	Not annualized.

See Notes to Financial Statements.
22

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Small-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Tax-Managed Small-Cap Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 50.5% and 49.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

23

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Prior to March 19, 2012, BMR delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), an affiliate of EVM, and paid Fox a portion of its advisory fee for sub-advisory services provided to the Portfolio. Effective March 19, 2012, the portfolio managers of the Portfolio became dual employees of BMR and Fox and the sub-advisory agreement was terminated. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $370,662 or 1.00% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $22,266,106 and $26,342,406, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,211,528

Gross unrealized appreciation	$18,342,123
Gross unrealized depreciation	(506,987)

Net unrealized appreciation	$17,835,136

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Tax-Managed Small-Cap Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$72,855,474	*	$—	$—	$72,855,474
Short-Term Investments	—		2,191,190	—	2,191,190

Total Investments	$72,855,474		$2,191,190	$—	$75,046,664

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

25

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

26

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Small-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

27

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2011 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Small-Cap Value Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Value Fund and Tax-Managed Small-Cap Value Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance
Tax-Managed Small-Cap Value Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) will (if applicable) file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Tax-Managed Small-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1300-6/12	TMSCVSRC

Eaton Vance Tax-Managed Value Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Tax-Managed Value Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5
Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance
Tax-Managed Value Fund
April 30, 2012
Portfolio Managers Michael R. Mach, CFA, Matthew F. Beaudry, CMFC, CIMA, John D. Crowley, and Stephen J. Kaszynski, CFA
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Class A at NAV	12/27/1999	10.71%	0.46%	-1.80%	4.38%	—
Class A with 5.75% Maximum Sales Charge	—	4.36	-5.29	-2.96	3.77	—
Class C at NAV	1/24/2000	10.32	-0.27	-2.53	3.61	—
Class C with 1% Maximum Sales Charge	—	9.32	-1.26	-2.53	3.61	—
Class I at NAV	11/30/2007	10.84	0.70	—	—	-2.19%

Russell 1000 Value Index	—	11.62%	1.03%	-1.72%	4.83%	—

% After-Tax Returns with Maximum Sales Charge		Inception Date	One Year	Five Years	Ten Years	Since Inception

Class A After Taxes on Distributions		12/27/1999	-5.51%	-3.12%	3.63%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	-3.20	-2.51	3.26	—
Class C After Taxes on Distributions		1/24/2000	-1.37	-2.58	3.56	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	-0.70	-2.14	3.13	—
Class I After Taxes on Distributions		11/30/2007	0.43	—	—	-2.43%
Class I After Taxes on Distributions and Sale of Fund Shares		—	0.76	—	—	-1.88

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.17%	1.92%	0.92%
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Wells Fargo & Co.	2.9%
Apple, Inc.	2.9
Pfizer, Inc.	2.8
JPMorgan Chase & Co.	2.8
General Electric Co.	2.6
Johnson & Johnson	2.6
Chevron Corp.	2.5
UnitedHealth Group, Inc.	2.4
AT&T, Inc.	2.4
Merck & Co., Inc.	2.3

Total	26.2%

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Tax-Managed Value Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Class A	$1,000.00	$1,107.10	$6.29	1.20%
Class C	$1,000.00	$1,103.20	$10.20	1.95%
Class I	$1,000.00	$1,108.40	$4.98	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.02	1.20%
Class C	$1,000.00	$1,015.20	$9.77	1.95%
Class I	$1,000.00	$1,020.10	$4.77	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Tax-Managed Value Portfolio, at value (identified cost, $981,520,993)	$1,402,947,774
Receivable for Fund shares sold	2,613,354

Total assets	$1,405,561,128

Liabilities

Payable for Fund shares redeemed	$4,144,468
Payable to affiliates:
Distribution and service fees	257,263
Administration fee	171,135
Trustees’ fees	42
Accrued expenses	327,602

Total liabilities	$4,900,510

Net Assets	$1,400,660,618

Sources of Net Assets

Paid-in capital	$1,117,189,859
Accumulated net realized loss from Portfolio	(142,868,574)
Accumulated undistributed net investment income	4,912,552
Net unrealized appreciation from Portfolio	421,426,781

Total	$1,400,660,618

Class A Shares

Net Assets	$697,870,330
Shares Outstanding	39,320,272
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.83

Class C Shares

Net Assets	$140,287,705
Shares Outstanding	8,148,976
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.22

Class I Shares

Net Assets	$562,502,583
Shares Outstanding	31,745,167
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.72

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
5

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $49,265)	$17,723,572
Interest allocated from Portfolio	8,675
Securities lending income allocated from Portfolio, net	32,637
Expenses allocated from Portfolio	(4,422,837)

Total investment income from Portfolio	$13,342,047

Expenses

Administration fee	$1,006,633
Distribution and service fees
Class A	850,655
Class C	688,312
Trustees’ fees and expenses	250
Custodian fee	18,603
Transfer and dividend disbursing agent fees	765,863
Legal and accounting services	17,162
Printing and postage	102,109
Registration fees	66,260
Miscellaneous	10,036

Total expenses	$3,525,883

Net investment income	$9,816,164

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$97,619,388
Foreign currency transactions	53,931

Net realized gain	$97,673,319

Change in unrealized appreciation (depreciation) —
Investments	$29,855,756
Foreign currency	(104,617)

Net change in unrealized appreciation (depreciation)	$29,751,139

Net realized and unrealized gain	$127,424,458

Net increase in net assets from operations	$137,240,622

See Notes to Financial Statements.
6

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$9,816,164	$20,988,471
Net realized gain from investment and foreign currency transactions	97,673,319	81,720,561
Net change in unrealized appreciation (depreciation) from investments and foreign currency	29,751,139	(48,215,718)

Net increase in net assets from operations	$137,240,622	$54,493,314

Distributions to shareholders —
From net investment income
Class A	$(10,019,454)	$(6,337,673)
Class B	—	(167,178)
Class C	(951,362)	(8,609)
Class I	(9,040,914)	(9,155,770)

Total distributions to shareholders	$(20,011,730)	$(15,669,230)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$53,284,832	$210,694,267
Class B	—	378,795
Class C	1,515,503	4,046,679
Class I	66,988,713	272,228,474
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,390,668	4,488,669
Class B	—	129,973
Class C	730,848	6,307
Class I	8,541,655	7,488,904
Cost of shares redeemed
Class A	(124,511,349)	(346,334,306)
Class B	—	(4,046,008)
Class C	(14,190,150)	(41,152,994)
Class I	(49,826,507)	(640,774,950)
Net asset value of shares exchanged
Class A	—	7,933,250
Class B	—	(7,933,250)
Net asset value of shares merged*
Class A	—	20,114,247
Class B	—	(20,114,247)
Contingent deferred sales charges
Class B	—	20,482

Net decrease in net assets from Fund share transactions	$(50,075,787)	$(532,825,708)

Net increase (decrease) in net assets	$67,153,105	$(494,001,624)

Net Assets

At beginning of period	$1,333,507,513	$1,827,509,137

At end of period	$1,400,660,618	$1,333,507,513

Accumulated undistributed net investment income included in net assets

At end of period	$4,912,552	$15,108,118

*	At the close of business on June 24, 2011, Class B shares of the Fund merged into Class A shares.

See Notes to Financial Statements.
7

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Financial Highlights

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)(1)		2011(1)	2010(1)	2009(1)	2008(1)	2007

Net asset value — Beginning of period	$16.280		$15.910	$14.760	$14.400	$21.750	$18.770

Income (Loss) From Operations

Net investment income	$0.121		$0.193	$0.137	$0.192	$0.229	$0.202
Net realized and unrealized gain (loss)	1.594		0.306	1.190	0.356	(7.386)	2.955

Total income (loss) from operations	$1.715		$0.499	$1.327	$0.548	$(7.157)	$3.157

Less Distributions

From net investment income	$(0.245)		$(0.129)	$(0.177)	$(0.188)	$(0.193)	$(0.177)

Total distributions	$(0.245)		$(0.129)	$(0.177)	$(0.188)	$(0.193)	$(0.177)

Net asset value — End of period	$17.750		$16.280	$15.910	$14.760	$14.400	$21.750

Total Return(2)	10.71	%(3)	3.11%	9.00%	4.01%	(33.19)%	16.93%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$697,870		$702,929	$785,050	$745,816	$710,258	$737,940
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.20	%(6)	1.17%	1.16%	1.19%	1.16%	1.16%
Net investment income	1.45	%(6)	1.16%	0.88%	1.46%	1.20%	1.06%
Portfolio Turnover of the Portfolio	26	%(3)	40%	35%	82%	84%	14%

(1)	Net investment income per share was computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012
	(Unaudited)(1)		2011(1)	2010(1)	2009(1)	2008(1)	2007

Net asset value — Beginning of period	$15.720		$15.370	$14.260	$13.870	$20.960	$18.100

Income (Loss) From Operations

Net investment income	$0.057		$0.067	$0.020	$0.099	$0.087	$0.062
Net realized and unrealized gain (loss)	1.554		0.284	1.158	0.337	(7.143)	2.847

Total income (loss) from operations	$1.611		$0.351	$1.178	$0.436	$(7.056)	$2.909

Less Distributions

From net investment income	$(0.111)		$(0.001)	$(0.068)	$(0.046)	$(0.034)	$(0.049)

Total distributions	$(0.111)		$(0.001)	$(0.068)	$(0.046)	$(0.034)	$(0.049)

Net asset value — End of period	$17.220		$15.720	$15.370	$14.260	$13.870	$20.960

Total Return(2)	10.32	%(3)	2.28%	8.27%	3.19%	(33.72)%	16.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$140,288		$139,686	$171,693	$186,734	$218,320	$348,265
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.95	%(6)	1.92%	1.91%	1.94%	1.91%	1.91%
Net investment income	0.70	%(6)	0.41%	0.13%	0.78%	0.47%	0.32%
Portfolio Turnover of the Portfolio	26	%(3)	40%	35%	82%	84%	14%

(1)	Net investment income per share was computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$16.280		$15.910	$14.750	$14.410	$20.970

Income (Loss) From Operations

Net investment income(2)	$0.140		$0.234	$0.173	$0.205	$0.224
Net realized and unrealized gain (loss)	1.592		0.305	1.198	0.366	(6.551)

Total income (loss) from operations	$1.732		$0.539	$1.371	$0.571	$(6.327)

Less Distributions

From net investment income	$(0.292)		$(0.169)	$(0.211)	$(0.231)	$(0.233)

Total distributions	$(0.292)		$(0.169)	$(0.211)	$(0.231)	$(0.233)

Net asset value — End of period	$17.720		$16.280	$15.910	$14.750	$14.410

Total Return(3)	10.84	%(4)	3.36%	9.31%	4.22%	(30.53	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$562,503		$490,893	$840,923	$538,097	$174,464
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.95	%(7)	0.92%	0.91%	0.94%	0.91	%(7)
Net investment income	1.68	%(7)	1.39%	1.11%	1.53%	1.36	%(7)
Portfolio Turnover of the Portfolio	26	%(4)	40%	35%	82%	84	%(8)

(1)	For the period from the start of business, November 30, 2007, to October 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	For the Portfolio’s fiscal year ended October 31, 2008.

See Notes to Financial Statements.
10

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (92.7% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $237,034,162 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2016 ($91,604,347) and October 31, 2017 ($145,429,815). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

11

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $1,006,633. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $27,090 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,367 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $850,655 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $516,234 for Class C shares, representing 0.75% (annualized) of the average daily net assets of Class C shares. At April 30, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $23,516,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $172,078 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be

12

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $2,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $23,828,861 and $98,409,569, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	3,137,920	12,838,222
Issued to shareholders electing to receive payments of distributions in Fund shares	464,238	266,074
Redemptions	(7,461,514)	(20,933,144)
Exchange from Class B shares	—	468,212
Merger from Class B shares	—	1,203,161

Net decrease	(3,859,356)	(6,157,475)

		Year Ended
Class B		October 31, 2011(1)

Sales		23,398
Issued to shareholders electing to receive payments of distributions in Fund shares		8,088
Redemptions		(249,386)
Exchange to Class A shares		(491,800)
Merger to Class A shares		(1,263,212)

Net decrease		(1,972,912)

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	94,339	249,167
Issued to shareholders electing to receive payments of distributions in Fund shares	47,212	385
Redemptions	(878,074)	(2,537,836)

Net decrease	(736,523)	(2,288,284)

13

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	4,021,760	16,185,560
Issued to shareholders electing to receive payments of distributions in Fund shares	537,888	444,709
Redemptions	(2,967,539)	(39,327,405)

Net increase (decrease)	1,592,109	(22,697,136)

(1)	The Fund previously offered Class B shares. Such offering was discontinued during the year ended October 31, 2011. At the close of business on June 24, 2011, Class B shares of the Fund merged into Class A shares.

14

Tax-Managed Value Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value

Aerospace & Defense — 3.6%

Boeing Co. (The)	150,000	$11,520,000
General Dynamics Corp.	115,000	7,762,500
Honeywell International, Inc.	150,000	9,099,000
United Technologies Corp.	325,000	26,533,000

		$54,914,500

Auto Components — 0.6%

Johnson Controls, Inc.	275,000	$8,791,750

		$8,791,750

Automobiles — 0.7%

Ford Motor Co.	950,000	$10,716,000

		$10,716,000

Biotechnology — 1.3%

Amgen, Inc.	110,000	$7,822,100
Gilead Sciences, Inc.(1)	230,000	11,962,300

		$19,784,400

Capital Markets — 2.4%

Ameriprise Financial, Inc.	195,800	$10,614,318
Goldman Sachs Group, Inc. (The)	125,000	14,393,750
State Street Corp.	260,000	12,017,200

		$37,025,268

Chemicals — 0.4%

Air Products and Chemicals, Inc.	78,300	$6,693,867

		$6,693,867

Commercial Banks — 7.5%

Fifth Third Bancorp	783,400	$11,147,782
KeyCorp	1,351,800	10,868,472
PNC Financial Services Group, Inc.	325,000	21,554,000
Regions Financial Corp.	1,625,000	10,952,500
U.S. Bancorp	440,600	14,174,102
Wells Fargo & Co.	1,325,000	44,294,750

		$112,991,606

Computers & Peripherals — 3.7%

Apple, Inc.(1)	74,000	$43,233,760
Hewlett-Packard Co.	525,000	12,999,000

		$56,232,760

Consumer Finance — 2.1%

American Express Co.	525,000	$31,610,250

		$31,610,250

Diversified Financial Services — 4.6%

Citigroup, Inc.	825,000	$27,258,000
JPMorgan Chase & Co.	985,000	42,335,300

		$69,593,300

Diversified Telecommunication Services — 3.3%

AT&T, Inc.	1,100,000	$36,201,000
CenturyLink, Inc.	350,000	13,496,000

		$49,697,000

Electric Utilities — 2.3%

American Electric Power Co., Inc.	400,000	$15,536,000
NextEra Energy, Inc.	185,000	11,904,750
PPL Corp.	275,000	7,521,250

		$34,962,000

Energy Equipment & Services — 0.5%

Schlumberger, Ltd.	100,000	$7,414,000

		$7,414,000

Food & Staples Retailing — 2.1%

CVS Caremark Corp.	710,000	$31,680,200

		$31,680,200

Food Products — 3.0%

Kraft Foods, Inc., Class A	445,000	$17,742,150
Nestle SA	195,800	12,000,436
Unilever NV - NY Shares	440,600	15,134,610

		$44,877,196

Health Care Equipment & Supplies — 1.2%

Covidien PLC	315,000	$17,397,450

		$17,397,450

Health Care Providers & Services — 3.1%

Humana, Inc.	122,400	$9,875,232
UnitedHealth Group, Inc.	650,000	36,497,500

		$46,372,732

See Notes to Financial Statements.
15

Tax-Managed Value Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 3.1%

General Electric Co.	2,000,000	$39,160,000
Tyco International, Ltd.	150,000	8,419,500

		$47,579,500

Insurance — 5.6%

ACE, Ltd.	225,000	$17,093,250
MetLife, Inc.	450,000	16,213,500
Prudential Financial, Inc.	265,000	16,043,100
Travelers Companies, Inc. (The)	315,000	20,260,800
XL Group PLC	685,500	14,745,105

		$84,355,755

Internet Software & Services — 0.5%

Google, Inc., Class A(1)	12,350	$7,474,591

		$7,474,591

IT Services — 1.7%

International Business Machines Corp.	125,000	$25,885,000

		$25,885,000

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.	195,000	$10,851,750

		$10,851,750

Machinery — 1.3%

Deere & Co.	135,000	$11,118,600
PACCAR, Inc.	195,000	8,377,200

		$19,495,800

Media — 3.8%

Comcast Corp., Class A	500,000	$15,165,000
Time Warner, Inc.	250,000	9,365,000
Walt Disney Co. (The)	750,000	32,332,500

		$56,862,500

Metals & Mining — 2.2%

BHP Billiton, Ltd. ADR(2)	220,300	$16,368,290
Freeport-McMoRan Copper & Gold, Inc.	440,600	16,874,980

		$33,243,270

Multi-Utilities — 2.8%

National Grid PLC	1,100,000	$11,878,381
PG&E Corp.	195,800	8,650,444
Sempra Energy	342,700	22,186,398

		$42,715,223

Multiline Retail — 1.7%

Macy’s, Inc.	375,000	$15,382,500
Target Corp.	190,000	11,008,600

		$26,391,100

Oil, Gas & Consumable Fuels — 10.8%

Anadarko Petroleum Corp.	105,000	$7,687,050
Apache Corp.	80,000	7,675,200
Chevron Corp.	350,000	37,296,000
ConocoPhillips	300,000	21,489,000
Exxon Mobil Corp.	400,000	34,536,000
Hess Corp.	200,000	10,428,000
Marathon Oil Corp.	240,000	7,041,600
Occidental Petroleum Corp.	330,000	30,102,600
Peabody Energy Corp.	210,500	6,548,655

		$162,804,105

Pharmaceuticals — 7.7%

Johnson & Johnson	600,000	$39,054,000
Merck & Co., Inc.	900,000	35,316,000
Pfizer, Inc.	1,860,600	42,663,558

		$117,033,558

Real Estate Investment Trusts (REITs) — 3.6%

AvalonBay Communities, Inc.	125,000	$18,175,000
Boston Properties, Inc.	166,400	18,012,800
Simon Property Group, Inc.	120,000	18,672,000

		$54,859,800

Road & Rail — 2.1%

Union Pacific Corp.	285,000	$32,045,400

		$32,045,400

Software — 4.0%

Microsoft Corp.	935,000	$29,938,700
Oracle Corp.	1,045,000	30,712,550

		$60,651,250

See Notes to Financial Statements.
16

Tax-Managed Value Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 2.6%

Bed Bath & Beyond, Inc.(1)	125,000	$8,798,750
TJX Companies, Inc. (The)	750,000	31,282,500

		$40,081,250

Tobacco — 1.2%

Philip Morris International, Inc.	200,000	$17,902,000

		$17,902,000

Wireless Telecommunication Services — 1.0%

Vodafone Group PLC ADR	538,600	$14,989,238

		$14,989,238

Total Common Stocks
(identified cost $1,040,939,538)		$1,495,975,369

Short-Term Investments — 1.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.05%(3)(4)	$7,926	$7,925,950
Eaton Vance Cash Reserves Fund, LLC, 0.09%(4)	18,471	18,470,978

Total Short-Term Investments
(identified cost $26,396,928)		$26,396,928

Total Investments — 100.6%
(identified cost $1,067,336,466)		$1,522,372,297

Other Assets, Less Liabilities — (0.6)%		$(8,422,299)

Net Assets — 100.0%		$1,513,949,998

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2012.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at April 30, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
17

Tax-Managed Value Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value including $7,774,232 of securities on loan (identified cost, $1,040,939,538)	$1,495,975,369
Affiliated investments, at value (identified cost, $26,396,928)	26,396,928
Dividends receivable	1,365,141
Interest receivable from affiliated investment	1,672
Receivable for investments sold	5,587,618
Securities lending income receivable	2,365
Tax reclaims receivable	1,035,111

Total assets	$1,530,364,204

Liabilities

Collateral for securities loaned	$7,925,950
Payable for investments purchased	7,605,131
Payable to affiliates:
Investment adviser fee	770,309
Trustees’ fees	4,832
Accrued expenses	107,984

Total liabilities	$16,414,206

Net Assets applicable to investors’ interest in Portfolio	$1,513,949,998

Sources of Net Assets

Investors’ capital	$1,058,751,741
Net unrealized appreciation	455,198,257

Total	$1,513,949,998

See Notes to Financial Statements.
18

Tax-Managed Value Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $53,234)	$19,167,829
Securities lending income, net	35,305
Interest allocated from affiliated investment	9,377
Expenses allocated from affiliated investment	(1,547)

Total investment income	$19,210,964

Expenses

Investment adviser fee	$4,544,741
Trustees’ fees and expenses	29,610
Custodian fee	139,348
Legal and accounting services	46,118
Miscellaneous	20,543

Total expenses	$4,780,360

Deduct —
Reduction of custodian fee	$1

Total expense reductions	$1

Net expenses	$4,780,359

Net investment income	$14,430,605

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$105,751,180
Investment transactions allocated from affiliated investments	1,018
Foreign currency transactions	58,308

Net realized gain	$105,810,506

Change in unrealized appreciation (depreciation) —
Investments	$32,030,757
Foreign currency	(112,876)

Net change in unrealized appreciation (depreciation)	$31,917,881

Net realized and unrealized gain	$137,728,387

Net increase in net assets from operations	$152,158,992

See Notes to Financial Statements.
19

Tax-Managed Value Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$14,430,605	$31,403,107
Net realized gain from investment and foreign currency transactions	105,810,506	88,943,934
Net change in unrealized appreciation (depreciation) from investments and foreign currency	31,917,881	(53,202,698)

Net increase in net assets from operations	$152,158,992	$67,144,343

Capital transactions —
Contributions	$23,997,498	$87,467,984
Withdrawals	(110,051,028)	(652,726,995)

Net decrease in net assets from capital transactions	$(86,053,530)	$(565,259,011)

Net increase (decrease) in net assets	$66,105,462	$(498,114,668)

Net Assets

At beginning of period	$1,447,844,536	$1,945,959,204

At end of period	$1,513,949,998	$1,447,844,536

See Notes to Financial Statements.
20

Tax-Managed Value Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66	%(2)	0.65%	0.65%	0.67%	0.66%	0.66%
Net investment income	1.99	%(2)	1.67%	1.38%	1.96%	1.71%	1.56%
Portfolio Turnover	26	%(3)	40%	35%	82%	84%	14%

Total Return	11.00	%(3)	3.64%	9.55%	4.55%	(32.85)%	17.51%

Net assets, end of period (000’s omitted)	$1,513,950		$1,447,845	$1,945,959	$1,649,326	$1,357,280	$1,521,164

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
21

Tax-Managed Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 92.7% and 7.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

22

Tax-Managed Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $4,544,741 or 0.63% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $374,447,396 and $452,531,833, respectively, for the six months ended April 30, 2012.

23

Tax-Managed Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,071,918,644

Gross unrealized appreciation	$456,176,606
Gross unrealized depreciation	(5,722,953)

Net unrealized appreciation	$450,453,653

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

6 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended April 30, 2012 amounted to $7,563. At April 30, 2012, the value of the securities loaned and the value of the collateral received amounted to $7,774,232 and $7,925,950, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Tax-Managed Value Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$142,842,600	$—		$—	$142,842,600
Consumer Staples	82,458,960	12,000,436		—	94,459,396
Energy	170,218,105	—		—	170,218,105
Financials	390,435,979	—		—	390,435,979
Health Care	211,439,890	—		—	211,439,890
Industrials	154,035,200	—		—	154,035,200
Information Technology	150,243,601	—		—	150,243,601
Materials	39,937,137	—		—	39,937,137
Telecommunication Services	64,686,238	—		—	64,686,238
Utilities	65,798,842	11,878,381		—	77,677,223

Total Common Stocks	$1,472,096,552	$23,878,817	*	$—	$1,495,975,369

Short-Term Investments	$—	$26,396,928		$—	$26,396,928

Total Investments	$1,472,096,552	$50,275,745		$—	$1,522,372,297

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

25

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

27

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods ended September 30, 2011 for the Fund. The Board noted the Fund’s favorable longer-term performance record, and considered various factors that contributed to the Fund’s underperformance during more recent periods, including stock selection, sector allocation, and investments in large-capitalization equities. The Board also considered that the Adviser had taken steps to improve performance by restructuring key aspects of its equity group, including staffing modifications, as well as changes to the group’s internal management, research, risk oversight and investment processes. The Board noted that these actions were ongoing and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

28

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Michael R. Mach President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

29

Eaton Vance
Tax-Managed Value Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

501-6/12	TVSRC

Eaton Vance Floating-Rate Advantage Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Floating-Rate Advantage Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	45
Officers and Trustees	48
Important Notices	49

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2012
Portfolio Managers Scott H. Page, CFA, and Craig P. Russ
Performance1,2

						Since
% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Inception

Advisers Class at NAV	3/15/2008	5.27%	4.26%	—	—	7.88%
Class A at NAV	3/17/2008	5.27	4.26	—	—	7.88
Class A with 2.25% Maximum Sales Charge	—	2.86	1.95	—	—	7.28
Class B at NAV	8/4/1989	5.18	3.90	4.40	4.68	—
Class B with 3% Maximum Sales Charge	—	2.18	0.93	4.40	4.68	—
Class C at NAV	3/15/2008	5.03	3.70	—	—	7.36
Class C with 1% Maximum Sales Charge	—	4.03	2.71	—	—	7.36
Class I at NAV	3/15/2008	5.39	4.51	—	—	8.14

S&P/LSTA Leveraged Loan Index	—	4.53%	2.92%	4.55%	5.14%	—

% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class B	Class C	Class I

Gross	1.49%	1.49%	1.84%	1.99%	1.24%
Net	1.10	1.10	1.45	1.60	0.85

% Total Leverage[4]

Borrowings	11.81%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2012
Fund Profile5

Top 10 Holdings (% of total investments)[6]

Rite Aid Corporation	1.2%
HCA, Inc.	1.1
Intelsat Jackson Holdings S.A.	1.1
Alliance Boots Holdings Limited	1.1
Del Monte Foods Company	1.1
MetroPCS Wireless, Inc.	0.9
Asurion LLC	0.9
Community Health Systems, Inc.	0.9
Laureate Education, Inc.	0.9
Goodyear Tire & Rubber Company (The)	0.9

Total	10.1%

Top 10 Sectors (% of total investments)[6]

Health Care	11.3%
Business Equipment and Services	8.8
Electronics/Electrical	6.1
Automotive	4.9
Chemicals and Plastics	4.6
Publishing	4.5
Leisure Goods/Activities/Movies	4.3
Food Service	4.3
Telecommunications	4.0
Retailers (Except Food and Drug)	3.9

Total	56.7%

Credit Quality (% of loan holdings)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance
Floating-Rate Advantage Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance for periods prior to 3/15/08 reflects performance of Eaton Vance Prime Rate Reserves, the Fund’s predecessor.

[3]	Total Annual Fund Operating Expense ratio is as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense on borrowings.

[4]	Total leverage is shown as a percentage of the Portfolio’s aggregate net assets plus borrowings outstanding. The Portfolio employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risk including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Portfolio is required to maintain prescribed asset coverage for its borrowings, which could be reduced if Portfolio asset values decline.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.

[7]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Fund profile subject to change due to active management.

4

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)	Ratio

Actual
Advisers Class	$1,000.00	$1,052.70	$7.76	1.52%
Class A	$1,000.00	$1,052.70	$7.76	1.52%
Class B	$1,000.00	$1,051.80	$9.59	1.88%
Class C	$1,000.00	$1,050.30	$10.30	2.02%
Class I	$1,000.00	$1,053.90	$6.49	1.27%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,017.30	$7.62	1.52%
Class A	$1,000.00	$1,017.30	$7.62	1.52%
Class B	$1,000.00	$1,015.50	$9.42	1.88%
Class C	$1,000.00	$1,014.80	$10.12	2.02%
Class I	$1,000.00	$1,018.50	$6.37	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Senior Debt Portfolio, at value (identified cost, $2,019,014,943)	$2,015,542,337
Receivable for Fund shares sold	11,954,735

Total assets	$2,027,497,072

Liabilities

Payable for Fund shares redeemed	$5,348,723
Distributions payable	2,007,153
Payable to affiliates:
Distribution and service fees	600,240
Administration fee	152,469
Trustees’ fees	42
Accrued expenses	299,186

Total liabilities	$8,407,813

Net Assets	$2,019,089,259

Sources of Net Assets

Paid-in capital	$2,233,658,983
Accumulated net realized loss from Portfolio	(209,211,245)
Accumulated distributions in excess of net investment income	(1,885,873)
Net unrealized depreciation from Portfolio	(3,472,606)

Total	$2,019,089,259

Advisers Class Shares

Net Assets	$55,283,933
Shares Outstanding	5,052,770
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.94

Class A Shares

Net Assets	$766,218,608
Shares Outstanding	70,007,082
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.94
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$11.19

Class B Shares

Net Assets	$65,374,819
Shares Outstanding	5,960,327
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.97

Class C Shares

Net Assets	$661,293,673
Shares Outstanding	60,533,932
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.92

Class I Shares

Net Assets	$470,918,226
Shares Outstanding	43,030,798
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.94

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest allocated from Portfolio	$55,685,294
Expenses allocated from Portfolio	(8,921,924)

Total investment income from Portfolio	$46,763,370

Expenses

Administration fee	$834,600
Distribution and service fees
Advisers Class	65,166
Class A	878,897
Class B	230,221
Class C	2,360,098
Trustees’ fees and expenses	250
Custodian fee	19,344
Transfer and dividend disbursing agent fees	584,997
Legal and accounting services	27,294
Printing and postage	159,687
Registration fees	65,711
Miscellaneous	9,698

Total expenses	$5,235,963

Net investment income	$41,527,407

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$3,125,129
Swap contracts	(143,567)
Foreign currency and forward foreign currency exchange contract transactions	4,930,344

Net realized gain	$7,911,906

Change in unrealized appreciation (depreciation) —
Investments	$39,020,600
Swap contracts	(116,279)
Foreign currency and forward foreign currency exchange contracts	(2,575,925)

Net change in unrealized appreciation (depreciation)	$36,328,396

Net realized and unrealized gain	$44,240,302

Net increase in net assets from operations	$85,767,709

See Notes to Financial Statements.
7

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$41,527,407	$77,577,876
Net realized gain (loss) from investments, swap contracts and foreign currency and forward foreign currency exchange contract transactions	7,911,906	(9,337,723)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and foreign currency exchange contracts	36,328,396	(7,088,636)

Net increase in net assets from operations	$85,767,709	$61,151,517

Distributions to shareholders —
From net investment income
Advisers Class	$(1,338,010)	$(2,813,521)
Class A	(18,028,134)	(33,936,089)
Class B	(1,839,443)	(4,463,234)
Class C	(14,684,926)	(28,501,210)
Class I	(5,499,504)	(8,898,812)
Tax return of capital
Advisers Class	—	(156,008)
Class A	—	(1,881,735)
Class B	—	(247,484)
Class C	—	(1,580,374)
Class I	—	(493,434)

Total distributions to shareholders	$(41,390,017)	$(82,971,901)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Advisers Class	$10,209,127	$46,929,101
Class A	95,382,019	330,547,619
Class B	1,492,117	11,985,939
Class C	51,631,058	135,319,504
Class I	337,165,530	271,293,844
Net asset value of shares issued to shareholders in payment of distributions declared
Advisers Class	959,719	2,149,861
Class A	13,938,104	24,932,344
Class B	1,227,561	2,861,184
Class C	11,857,784	22,303,151
Class I	2,509,936	4,659,962
Cost of shares redeemed
Advisers Class	(10,969,202)	(35,194,696)
Class A	(79,986,018)	(211,406,535)
Class B	(7,546,106)	(20,252,915)
Class C	(48,632,006)	(106,777,255)
Class I	(48,589,058)	(158,777,472)
Net asset value of shares exchanged
Class A	16,237,823	11,323,300
Class B	(16,237,823)	(11,323,300)
Redemption fees	—	2,375

Net increase in net assets from Fund share transactions	$330,650,565	$320,576,011

Net increase in net assets	$375,028,257	$298,755,627

Net Assets

At beginning of period	$1,644,061,002	$1,345,305,375

At end of period	$2,019,089,259	$1,644,061,002

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(1,885,873)	$(2,023,263)

See Notes to Financial Statements.
8

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Financial Highlights

	Advisers Class

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.660		$10.690	$9.910	$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.276		$0.526	$0.487	$0.435	$0.395
Net realized and unrealized gain (loss)	0.278		0.010 (3)	0.834	2.289	(2.405)

Total income (loss) from operations	$0.554		$0.536	$1.321	$2.724	$(2.010)

Less Distributions

From net investment income	$(0.274)		$(0.536)	$(0.541)	$(0.434)	$(0.330)
From net realized gain	—		—	—	—	(0.040)
Tax return of capital	—		(0.030)	—	—	—

Total distributions	$(0.274)		$(0.566)	$(0.541)	$(0.434)	$(0.370)

Redemption fees(2)	$—		$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$10.940		$10.660	$10.690	$9.910	$7.620

Total Return(5)	5.27	%(6)	5.07%	13.65%	37.38%	(20.84	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$55,284		$53,729	$40,841	$34,173	$27,960
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.11	%(9)	1.10%	1.18%	1.29%	1.17	%(9)
Interest and fee expense(7)	0.41	%(9)	0.39%	0.56%	1.32%	0.96	%(9)
Total expenses(7)	1.52	%(9)	1.49%	1.74%	2.61%	2.13	%(9)
Net investment income	5.16	%(9)	4.86%	4.69%	5.36%	6.25	%(9)
Portfolio Turnover of the Portfolio	19	%(6)	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 15, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing os sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Rounds to less than $0.001.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
9

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class A

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.660		$10.690	$9.910	$7.610	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.276		$0.527	$0.488	$0.439	$0.388
Net realized and unrealized gain (loss)	0.278		0.009 (3)	0.833	2.294	(2.408)

Total income (loss) from operations	$0.554		$0.536	$1.321	$2.733	$(2.020)

Less Distributions

From net investment income	$(0.274)		$(0.536)	$(0.541)	$(0.433)	$(0.330)
Tax return of capital	—		(0.030)	—	—	(0.040)

Total distributions	$(0.274)		$(0.566)	$(0.541)	$(0.433)	$(0.370)

Redemption fees(2)	$—		$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$10.940		$10.660	$10.690	$9.910	$7.610

Total Return(5)	5.27	%(6)	5.07%	13.64%	37.56%	(20.94	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$766,219		$702,127	$556,631	$528,054	$444,144
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.11	%(9)	1.10%	1.18%	1.29%	1.16	%(9)
Interest and fee expense(7)	0.41	%(9)	0.39%	0.56%	1.32%	0.97	%(9)
Total expenses(7)	1.52	%(9)	1.49%	1.74%	2.61%	2.13	%(9)
Net investment income	5.15	%(9)	4.88%	4.71%	5.42%	6.23	%(9)
Portfolio Turnover of the Portfolio	19	%(6)	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 17, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing os sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Rounds to less than $0.001.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
10

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class B(1)

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended		Year Ended
	(Unaudited)		2011	2010	2009	2008	October 31, 2007(2)		November 30, 2006

Net asset value — Beginning of period	$10.680		$10.710	$9.930	$7.630	$11.180	$11.500		$11.500

Income (Loss) From Operations

Net investment income(3)	$0.258		$0.489	$0.452	$0.426	$0.662	$0.670		$0.667
Net realized and unrealized gain (loss)	0.288		0.009 (4)	0.834	2.279	(3.601)	(0.307)		0.008

Total income (loss) from operations	$0.546		$0.498	$1.286	$2.705	$(2.939)	$0.363		$0.675

Less Distributions

From net investment income	$(0.256)		$(0.500)	$(0.506)	$(0.405)	$(0.545)	$(0.683)		$(0.675)
Tax return of capital	—		(0.028)	—	—	(0.066)	—		—

Total distributions	$(0.256)		$(0.528)	$(0.506)	$(0.405)	$(0.611)	$(0.683)		$(0.675)

Redemption fees(3)	$—		$0.000 (5)	$0.000 (5)	$0.000 (5)	$—	$—		$—

Net asset value — End of period	$10.970		$10.680	$10.710	$9.930	$7.630	$11.180		$11.500

Total Return(6)	5.18	%(7)	4.70%	13.23%	36.99%	(27.45)%	3.23	%(7)	6.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$65,375		$84,483	$101,395	$121,236	$151,321	$1,158,834		$1,273,866
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(8)(9)	1.47	%(10)	1.45%	1.53%	1.64%	1.51%	1.40	%(10)	1.32%
Interest and fee expense(8)	0.41	%(10)	0.39%	0.56%	1.32%	1.02%	0.70	%(10)	0.01%
Total expenses(8)	1.88	%(10)	1.84%	2.09%	2.96%	2.53%	2.10	%(10)	1.33%
Net investment income	4.83	%(10)	4.52%	4.36%	5.34%	6.37%	6.39	%(10)	5.79%
Portfolio Turnover of the Portfolio	19	%(7)	59%	37%	32%	7%	55	%(7)	51%

(1)	Information prior to the close of business on March 14, 2008 reflects the historical financial results of Eaton Vance Prime Rate Reserves prior to its reorganization.
(2)	For the eleven months ended October 31, 2007.
(3)	Computed using average shares outstanding.
(4)	The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing os sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5)	Rounds to less than $0.001 per share.
(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(7)	Not annualized.
(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(10)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.640		$10.680	$9.900	$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.249		$0.472	$0.435	$0.399	$0.362
Net realized and unrealized gain (loss)	0.280		0.004 (3)	0.840	2.280	(2.400)

Total income (loss) from operations	$0.529		$0.476	$1.275	$2.679	$(2.038)

Less Distributions

From net investment income	$(0.249)		$(0.489)	$(0.495)	$(0.399)	$(0.305)
Tax return of capital	—		(0.027)	—	—	(0.037)

Total distributions	$(0.249)		$(0.516)	$(0.495)	$(0.399)	$(0.342)

Redemption fees(2)	$—		$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$10.920		$10.640	$10.680	$9.900	$7.620

Total Return(5)	5.03	%(6)	4.50%	13.16%	36.67%	(21.06	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$661,294		$629,929	$583,683	$550,652	$484,551
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	1.61	%(9)	1.60%	1.68%	1.79%	1.68	%(9)
Interest and fee expense(7)	0.41	%(9)	0.39%	0.56%	1.32%	0.96	%(9)
Total expenses(7)	2.02	%(9)	1.99%	2.24%	3.11%	2.64	%(9)
Net investment income	4.66	%(9)	4.37%	4.21%	4.95%	5.74	%(9)
Portfolio Turnover of the Portfolio	19	%(6)	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 15, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing os sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Rounds to less than $0.001.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
12

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended October 31,
	April 30, 2012					Period Ended
	(Unaudited)		2011	2010	2009	October 31, 2008(1)

Net asset value — Beginning of period	$10.660		$10.690	$9.910	$7.620	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.283		$0.554	$0.513	$0.461	$0.412
Net realized and unrealized gain (loss)	0.284		0.008 (3)	0.833	2.282	(2.407)

Total income (loss) from operations	$0.567		$0.562	$1.346	$2.743	$(1.995)

Less Distributions

From net investment income	$(0.287)		$(0.561)	$(0.566)	$(0.453)	$(0.344)
Tax return of capital	—		(0.031)	—	—	(0.041)

Total distributions	$(0.287)		$(0.592)	$(0.566)	$(0.453)	$(0.385)

Redemption fees(2)	$—		$0.000 (4)	$0.000 (4)	$0.000 (4)	$—

Net asset value — End of period	$10.940		$10.660	$10.690	$9.910	$7.620

Total Return(5)	5.39	%(6)	5.33%	13.91%	37.70%	(20.71	)%(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$470,918		$173,792	$62,755	$24,688	$13,515
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(7)(8)	0.86	%(9)	0.85%	0.93%	1.04%	0.92	%(9)
Interest and fee expense(7)	0.41	%(9)	0.39%	0.56%	1.32%	0.96	%(9)
Total expenses(7)	1.27	%(9)	1.24%	1.49%	2.36%	1.88	%(9)
Net investment income	5.28	%(9)	5.12%	4.94%	5.65%	6.51	%(9)
Portfolio Turnover of the Portfolio	19	%(6)	59%	37%	32%	7	%(10)

(1)	Class commenced operations on March 15, 2008.
(2)	Computed using average shares outstanding.
(3)	The per share amount is not in accord with the net realized and unrealized loss for the period because of the timing os sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Rounds to less than $0.001.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(6)	Not annualized.
(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(9)	Annualized.
(10)	For the Portfolio’s year ended October 31, 2008.

See Notes to Financial Statements.
13

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). The Advisers Class and Class I shares are generally sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At October 31, 2011, the Fund, for federal income tax purposes, had a capital loss carryforward of $220,034,786 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($774,702), October 31, 2013 ($704,819), October 31, 2015 ($14,497,995), October 31, 2016 ($124,652,882), October 31, 2017 ($50,458,629), October 31, 2018 ($28,308,325) and October 31, 2019 ($637,434). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2011.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Advisers Class, Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Advisers Class, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2012, the administration fee amounted to $834,600. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $39,289 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $20,502 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2012. EVD also received distribution and service fees from Advisers Class, Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $65,166 for Advisers Class shares and $878,897 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.40% and 0.60% per annum of its average daily net assets attributable to Class B and Class C shares, respectively, for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2012, the Fund paid or accrued to EVD $153,481 and $1,888,078 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.20% and 0.15% per annum of its average daily net assets attributable to Class B and Class C shares, respectively. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2012 amounted to $76,740 and $472,020 for Class B and Class C shares, respectively.

15

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase, declining to 2.5% in the second year, 2.0% in the third year, 1.0% in the fourth year and 0.0% thereafter. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received approximately $300, $16,000 and $31,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $346,346,991 and $67,688,065, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	April 30, 2012	Year Ended
Advisers Class	(Unaudited)	October 31, 2011

Sales	946,133	4,295,195
Issued to shareholders electing to receive payments of distributions in Fund shares	89,167	198,903
Redemptions	(1,023,732)	(3,273,947)

Net increase	11,568	1,220,151

	Six Months Ended
	April 30, 2012	Year Ended
Class A	(Unaudited)	October 31, 2011

Sales	8,825,346	30,258,632
Issued to shareholders electing to receive payments of distributions in Fund shares	1,294,323	2,311,019
Redemptions	(7,470,614)	(19,831,355)
Exchange from Class B shares	1,500,692	1,051,208

Net increase	4,149,747	13,789,504

	Six Months Ended
	April 30, 2012	Year Ended
Class B	(Unaudited)	October 31, 2011

Sales	138,882	1,098,623
Issued to shareholders electing to receive payments of distributions in Fund shares	113,834	264,349
Redemptions	(702,247)	(1,872,774)
Exchange to Class A shares	(1,497,307)	(1,048,266)

Net decrease	(1,946,838)	(1,558,068)

16

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	April 30, 2012	Year Ended
Class C	(Unaudited)	October 31, 2011

Sales	4,783,876	12,408,772
Issued to shareholders electing to receive payments of distributions in Fund shares	1,103,342	2,069,786
Redemptions	(4,539,654)	(9,957,741)

Net increase	1,347,564	4,520,817

	Six Months Ended
	April 30, 2012	Year Ended
Class I	(Unaudited)	October 31, 2011

Sales	31,022,657	24,833,469
Issued to shareholders electing to receive payments of distributions in Fund shares	232,984	431,541
Redemptions	(4,524,846)	(14,834,201)

Net increase	26,730,795	10,430,809

For the six months ended April 30, 2012 and the year ended October 31, 2011, the Fund received $0 and $2,375, respectively, in redemption fees.

17

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 117.1%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 1.9%

Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing August 3, 2017		4,082	$4,103,148
DAE Aviation Holdings, Inc.
Term Loan, 5.47%, Maturing July 31, 2014		6,319	6,318,680
Term Loan, 5.47%, Maturing July 31, 2014		4,707	4,707,070
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,538	1,547,990
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,354	4,832,402
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,000	2,975,001
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,161	4,140,311
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		2,120	2,125,871
Term Loan, 4.00%, Maturing February 14, 2017		4,757	4,771,121
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,015	1,019,585
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017		1,784	1,781,804

			$38,322,983

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		2,452	$2,096,178
Orbitz Worldwide Inc.
Term Loan, 3.24%, Maturing July 25, 2014		4,189	4,089,428

			$6,185,606

Automotive — 5.9%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014		15,339	$15,324,515
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,219	1,205,924
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		18,792	19,170,237
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,504	1,510,330
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		9,595	9,307,220
Term Loan, 2.18%, Maturing December 28, 2015		5,806	5,631,850
Financiere Truck Investissement SAS
Term Loan, 1.64%, Maturing February 15, 2013(2)	GBP	915	1,395,636
Term Loan, 3.57%, Maturing February 15, 2013	EUR	624	775,957
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		21,575	21,298,581
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		3,955	3,974,672
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		6,291	6,330,797
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,410	2,423,293
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		3,637	3,689,017
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,018,726
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016		7,870	7,907,285
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017		2,959	2,966,746
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		960	965,133
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		1,062	1,029,198
Term Loan, 2.74%, Maturing July 31, 2014		7,417	7,185,584
Term Loan - Second Lien, 5.50%, Maturing July 31, 2014		2,900	2,900,000
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		3,000	2,827,500

			$119,838,201

Beverage and Tobacco — 0.0%(3)

Maine Beverage Company
Term Loan, 2.22%, Maturing March 31, 2013		308	$301,351

			$301,351

Building and Development — 1.7%

401 North Wabash Venture LLC
Term Loan, 6.80%, Maturing July 27, 2012(4)		3,757	$3,268,683
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		4,716	4,727,753
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		666	626,180
Term Loan, 6.50%, Maturing August 6, 2015		6,106	5,892,416

See Notes to Financial Statements.
18

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,677	$3,706,993
Materis SAS
Term Loan, 3.44%, Maturing April 27, 2014	EUR	789	896,457
Term Loan, 3.81%, Maturing April 27, 2015	EUR	858	974,238
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		957	953,626
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		2,915	2,882,116
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		3,938	3,942,509
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013		151	143,733
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 25, 2019		1,250	1,261,719
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		4,815	4,742,593
WCI Communities, Inc.
Term Loan, 10.00%, Maturing September 2, 2016(4)		1,324	1,290,817

			$35,309,833

Business Equipment and Services — 10.9%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(5)		1,300	$1,306,094
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		9,535	9,546,491
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		10,122	10,128,419
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015		11,883	11,318,617
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		1,386	1,390,620
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,528	1,535,852
Term Loan, 2.99%, Maturing February 21, 2015		1,406	1,348,523
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		2,117	2,106,446
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		992	909,828
Term Loan, 3.74%, Maturing February 7, 2014		1,075	998,467
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		2,490	2,519,249
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		2,882	2,879,044
Catalina Marketing Corporation
Term Loan, Maturing October 1, 2014(5)		1,000	981,875
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017		3,293	2,963,560
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		2,253	2,258,558
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016		3,000	2,773,749
Term Loan, 8.25%, Maturing March 29, 2018		10,100	10,163,125
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		4,225	4,240,844
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018		7,200	7,137,000
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		1,650	1,675,267
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		5,480	5,501,120
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		4,053	4,075,176
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		6,724	6,767,612
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		2,428	2,434,380
Term Loan, 6.25%, Maturing December 28, 2017		2,170	2,193,970
Term Loan, 10.58%, Maturing June 11, 2018		2,500	2,556,250
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		4,684	4,695,370
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018		17,675	17,929,078
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		2,220	2,214,450
Mitchell International, Inc.
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,000	983,750
Monitronics International, Inc.
Term Loan, 5.50%, Maturing March 16, 2018		2,275	2,296,328
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		6,531	6,535,791
Oz Management LP
Term Loan, Maturing November 15, 2016(5)		3,500	3,045,000
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		12,357	12,406,830
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		12,595	12,149,038

See Notes to Financial Statements.
19

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,931	$1,934,521
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	1,997,500
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,407	1,418,621
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		14,078	14,126,808
Term Loan, 3.99%, Maturing February 28, 2017		3,064	3,078,584
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		918	919,784
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		9,363	9,477,097
Travelport LLC
Term Loan, 4.97%, Maturing August 21, 2015		4,111	3,760,957
Term Loan, 4.97%, Maturing August 21, 2015		5,549	5,075,904
Term Loan, 4.97%, Maturing August 21, 2015		2,922	2,673,456
Term Loan, 5.18%, Maturing August 21, 2015	EUR	740	853,121
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		350	351,910
Term Loan, 6.00%, Maturing July 28, 2017		2,289	2,298,840
West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		1,814	1,824,737
Term Loan, 4.60%, Maturing July 15, 2016		5,160	5,189,029

			$218,946,640

Cable and Satellite Television — 4.3%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		6,525	$6,576,658
Term Loan - Second Lien, 9.75%, Maturing October 3, 2019		2,000	2,002,500
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,740	2,751,874
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,050	1,052,678
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		16,600	16,446,450
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016		2,675	2,678,729
Term Loan, 4.00%, Maturing May 15, 2019		4,525	4,520,475
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,386	1,393,412
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		7,061	7,040,125
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		2,825	2,835,594
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	2,717	3,110,673
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,717	3,110,673
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,862	1,803,793
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,316	3,320,082
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,710	5,510,103
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,876	2,874,477
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		6,965	6,973,456
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	7,221	9,349,633
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		453	452,099
Term Loan, 3.74%, Maturing December 29, 2017		1,593	1,584,818
Term Loan, 4.75%, Maturing December 29, 2017		1,000	1,005,000

			$86,393,302

Chemicals and Plastics — 4.9%

Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,362	$2,368,927
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		3,191	3,250,507
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,624,375
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,225	1,230,664
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,517	1,528,755
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		4,971	4,996,281
Huntsman International, LLC
Term Loan, 2.85%, Maturing April 19, 2017		3,503	3,486,314
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		474	493,276
Momentive Performance Materials GmbH
Term Loan, 3.90%, Maturing May 5, 2015	EUR	2,813	3,555,870
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		1,750	1,671,250

See Notes to Financial Statements.
20

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		13,051	$12,594,610
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		2,959	2,948,040
Term Loan, 4.25%, Maturing May 5, 2015		1,337	1,332,307
Term Loan, 4.25%, Maturing May 5, 2015		3,810	3,743,325
Term Loan, 4.54%, Maturing May 5, 2015	EUR	718	928,824
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		3,632	3,672,607
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,321	2,332,228
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,171	5,203,130
Schoeller Arca Systems Holding B.V.
Term Loan, 5.49%, Maturing November 16, 2015	EUR	289	267,827
Term Loan, 5.49%, Maturing November 16, 2015	EUR	824	763,622
Term Loan, 5.49%, Maturing November 16, 2015	EUR	887	821,732
Solutia, Inc.
Revolving Loan, 0.92%, Maturing March 17, 2015(2)		1,750	1,750,000
Term Loan, 3.50%, Maturing August 1, 2017		3,879	3,882,533
Sonneborn LLC
Term Loan, Maturing March 26, 2018(5)		1,775	1,792,750
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		7,011	6,553,331
Taminco Global Chemical Corporation
Term Loan, 6.25%, Maturing February 15, 2019		1,000	1,011,875
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(2)		1,746	1,749,158
Term Loan, 4.25%, Maturing February 8, 2018		6,404	6,416,724
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		15,333	15,380,052

			$98,350,894

Clothing / Textiles — 0.1%

Phillips-Van Heusen Corporation
Term Loan, 3.75%, Maturing May 6, 2016	EUR	269	$355,670
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,439	1,442,723

			$1,798,393

Conglomerates — 1.6%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		571	$570,687
Term Loan, 7.75%, Maturing September 22, 2014		572	569,329
Term Loan, 8.25%, Maturing September 22, 2014		229	228,093
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		11,671	11,794,903
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014		238	236,131
Term Loan, 2.49%, Maturing April 30, 2014		4,758	4,722,625
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		5,148	5,173,355
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		8,214	8,223,857

			$31,518,980

Containers and Glass Products — 2.6%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		12,672	$12,386,728
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		634	636,099
Term Loan, 4.50%, Maturing February 23, 2018		6,684	6,709,486
Consolidated Container Company., LLC
Term Loan, 2.50%, Maturing March 28, 2014		740	726,808
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,500	1,433,126
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		1,222	1,252,345
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		1,533	1,533,067
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		11,008	11,179,602
Term Loan, 6.50%, Maturing August 9, 2018		8,219	8,347,307
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		737	746,090
TricorBraun, Inc.
Term Loan, Maturing May 10, 2018(5)		6,575	6,594,995

			$51,545,653

Cosmetics / Toiletries — 0.3%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		794	$794,077
Term Loan, 3.67%, Maturing April 24, 2015		3,248	3,249,845
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014		1,863	1,781,741
Prestige Brands, Inc.
Term Loan, 5.26%, Maturing January 31, 2019		1,195	1,204,027

			$7,029,690

See Notes to Financial Statements.
21

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Drugs — 0.8%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,500	$2,470,833
Term Loan, 5.50%, Maturing February 10, 2017	4,913	4,871,363
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	2,276	2,303,039
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	883	886,881
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,395	1,400,372
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,789	2,800,744
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	1,918	1,925,512

		$16,658,744

Ecological Services and Equipment — 0.1%

Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(6)	68	$69,916
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	997	1,000,962

		$1,070,878

Electronics / Electrical — 7.6%

Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	2,737	$2,732,300
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	5,274	5,303,371
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	6,782	6,782,421
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	1,201	1,198,689
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	7,319	7,342,234
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016	2,073	2,067,734
Term Loan, 3.75%, Maturing April 20, 2018	4,134	4,139,167
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	4,496	4,501,185
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	7,469	7,489,572
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	2,469	2,465,664
Term Loan, 5.50%, Maturing May 31, 2016	3,061	3,057,423
FCI International
Term Loan, 3.62%, Maturing November 1, 2013	391	383,582
Term Loan, 3.62%, Maturing November 1, 2013	391	383,582
Term Loan, 3.62%, Maturing November 1, 2013	406	398,434
Term Loan, 3.62%, Maturing November 1, 2013	406	398,434
Term Loan, 3.62%, Maturing November 1, 2013	1,573	1,544,953
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	10,834	10,647,288
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	2,652	2,413,559
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	8,174	8,199,762
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	2,587	2,616,104
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	6,955	6,885,202
Term Loan, 5.50%, Maturing March 3, 2017	2,761	2,783,559
Term Loan, 5.25%, Maturing March 19, 2019	4,275	4,288,359
Oberthur Technologies
Term Loan, 6.25%, Maturing March 30, 2019	1,525	1,496,406
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014	5,297	5,121,757
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	1,147	1,152,861
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,000	1,002,500
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,200	9,217,020
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014	2,717	2,683,425
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	1,075	1,077,687
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	8,362	8,380,451
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	6,397	6,364,982
Term Loan, 5.00%, Maturing March 10, 2016	900	895,500
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	1,919	1,916,289
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	697	703,465
Term Loan, 6.50%, Maturing May 26, 2017	2,935	2,964,510
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	3,600	3,663,749

See Notes to Financial Statements.
22

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Electronics / Electrical (continued)

Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,095	$1,100,049
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,655	2,661,575
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,813	4,830,206
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	4,076	4,094,927
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,664	5,687,287

		$153,037,224

Equipment Leasing — 0.8%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	3,399	$3,412,060
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,479,205
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	8,900	8,947,286

		$16,838,551

Farming / Agriculture — 0.1%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016	1,461	$1,471,003

		$1,471,003

Financial Intermediaries — 4.3%

AmWINS Group, Inc.
Term Loan, 4.49%, Maturing June 8, 2013	1,930	$1,929,067
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	3,407	3,440,944
August U.S. Holding Company, Inc.
Term Loan, Maturing April 27, 2018(5)	1,100	1,078,000
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	1,761	1,756,942
Term Loan, 3.74%, Maturing September 4, 2019	895	892,617
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	5,761	5,732,680
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	4,274	4,094,759
Term Loan, 2.99%, Maturing September 24, 2014	4,489	4,302,540
Term Loan, 2.99%, Maturing September 24, 2014	7,004	6,712,267
Term Loan, 4.24%, Maturing March 23, 2018	4,755	4,342,213
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,308	1,282,043
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	1,950	1,954,875
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,278	2,289,575
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,095,991
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(5)	2,150	2,107,000
Term Loan, 4.00%, Maturing March 29, 2019	8,600	8,624,192
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,911	1,920,115
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	2,475	2,502,431
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017	10,258	10,289,879
Term Loan, 5.97%, Maturing May 13, 2017	7,004	7,026,301
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,414,875
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(6)	23	18,624
Term Loan, 6.99%, Maturing December 10, 2015(6)	718	562,662
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,779	7,814,262
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019	1,250	1,250,000

		$87,434,854

Food Products — 4.5%

American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018	1,584	$1,546,289
Dean Foods Company
Term Loan, 1.74%, Maturing April 2, 2014	8,768	8,743,194
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	26,459	26,309,730
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,848	2,868,503
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018	2,955	2,976,665
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018	1,696	1,708,468
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	6,866	6,874,307

See Notes to Financial Statements.
23

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Products (continued)

Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		3,009	$3,019,504
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		15,309	15,352,490
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,684	2,699,223
Pinnacle Foods Finance LLC
Revolving Loan, 0.50%, Maturing April 2, 2013(2)		3,000	2,865,000
Term Loan, 2.77%, Maturing April 2, 2014		10,193	10,211,859
Term Loan, 4.75%, Maturing October 17, 2018		775	779,682
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		5,097	5,133,118

			$91,088,032

Food Service — 5.3%

Aramark Corporation
Term Loan, 3.34%, Maturing July 26, 2016		441	$440,729
Term Loan, 3.34%, Maturing July 26, 2016		888	886,722
Term Loan, 3.49%, Maturing July 26, 2016		13,497	13,483,202
Term Loan, 3.65%, Maturing July 26, 2016		5,581	5,572,827
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		2,944	1,339,549
Term Loan, 0.00%, Maturing April 22, 2015(6)(7)		372	178,338
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		14,861	14,926,244
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		5,001	5,019,672
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		12,143	12,174,804
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		1,775	1,788,313
OSI Restaurant Partners, LLC
Term Loan, 2.60%, Maturing June 14, 2013		1,746	1,728,194
Term Loan, 2.56%, Maturing June 14, 2014		18,203	18,012,488
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		958	964,192
Selecta
Term Loan, 3.76%, Maturing June 28, 2015	GBP	2,500	3,418,233
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		9,638	9,495,454
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		13,225	13,252,495
Wendy’s Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		3,375	3,383,252

			$106,064,708

Food / Drug Retailers — 4.7%

Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	1,749	$2,198,320
Term Loan, 3.58%, Maturing July 9, 2015	GBP	16,200	24,352,017
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	6,924,150
Iceland Foods Group Limited
Term Loan, Maturing April 12, 2019(5)	EUR	2,725	3,633,386
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		6,175	6,183,682
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		19,128	18,888,741
Term Loan, 4.50%, Maturing March 2, 2018		11,883	11,823,363
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		2,600	2,626,650
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(5)		6,750	6,716,176
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,833	11,875,716

			$95,222,201

Forest Products — 0.1%

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,354	$1,347,137

			$1,347,137

Health Care — 14.0%

Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		1,250	$1,249,219
Term Loan, 4.75%, Maturing June 30, 2017		1,521	1,521,504
Term Loan, 4.75%, Maturing June 30, 2017		6,915	6,916,688
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		3,500	3,360,279
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		4,585	4,602,127
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		1,825	1,822,719
Term Loan, 8.50%, Maturing April 4, 2017		1,825	1,822,719
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		13,079	13,053,703
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,295	5,176,165
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		5,786	5,797,287
Term Loan, 5.25%, Maturing September 15, 2017		3,146	3,155,706

See Notes to Financial Statements.
24

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		1,757	$1,762,761
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		12,587	12,495,170
Term Loan, 3.99%, Maturing January 25, 2017		9,792	9,692,948
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013		955	938,720
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,476	1,478,973
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		7,597	6,998,910
Dako (EQT Project Delphi)
Term Loan, 2.42%, Maturing May 29, 2015	EUR	1,337	1,605,921
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,559	6,590,589
DJO Finance, LLC
Term Loan, 5.24%, Maturing November 1, 2016		6,259	6,256,217
Term Loan, 6.25%, Maturing September 15, 2017		2,100	2,109,975
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,463	8,957,172
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		2,525	2,549,619
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		12,747	12,806,012
Fresenius US Finance I Inc.
Term Loan, 3.25%, Maturing September 10, 2014		355	355,675
Term Loan, 3.25%, Maturing September 10, 2014		621	622,398
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		4,161	4,176,449
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		3,416	3,396,121
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		17,061	16,831,456
Term Loan, 3.49%, Maturing May 1, 2018		10,538	10,379,719
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		15,898	15,928,201
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		2,861	2,872,675
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		1,965	1,989,689
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		12,725	12,072,459
Term Loan, 6.75%, Maturing May 15, 2018		3,548	3,375,213
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		3,819	3,675,439
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		11,970	12,239,325
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,135	4,172,761
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		2,531	2,467,603
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		9,827	9,819,705
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		5,162	5,222,825
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015		6,707	6,673,546
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,523	2,514,037
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		8,635	8,426,074
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	946	1,210,982
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		7,714	7,708,350
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,949	2,956,182
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		2,600	2,598,939
Vanguard Health Holding Co II., LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,725	3,753,762
VWR Funding, Inc.
Term Loan, 2.85%, Maturing June 27, 2014	EUR	2,480	3,232,458
Term Loan, 2.74%, Maturing June 30, 2014		10,607	10,569,865

			$281,963,011

Home Furnishings — 0.4%

Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014		1,077	$1,010,036
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		3,856	3,863,418
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		237	213,554
Sofia III S.a.r.l.
Term Loan, 2.90%, Maturing June 24, 2016	EUR	2,243	2,587,658

			$7,674,666

See Notes to Financial Statements.
25

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment — 2.7%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		9,691	$9,734,560
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		1,970	1,950,300
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019		1,200	1,200,000
Grede, LLC
Term Loan, 7.00%, Maturing April 3, 2017		6,450	6,417,750
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		2,985	3,014,812
Kinetek Acquistions Corporation
Term Loan, 2.75%, Maturing November 11, 2013		79	79,373
Term Loan, 2.75%, Maturing November 11, 2013		781	782,594
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		1,812	1,670,354
Term Loan, 4.15%, Maturing December 23, 2014(4)	EUR	1,303	1,602,791
Term Loan, 3.99%, Maturing December 23, 2015(4)		1,812	1,670,354
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	1,283	1,579,019
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,639	1,641,299
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)		1,700	1,674,500
Polypore, Inc.
Term Loan, 2.24%, Maturing July 3, 2014		7,909	7,819,585
Term Loan, 2.35%, Maturing July 3, 2014	EUR	708	918,054
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		3,000	3,018,750
Tank Intermediate Holding Corp.
Term Loan, 4.75%, Maturing April 15, 2016		2,604	2,607,028
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		5,497	5,552,342
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		998	1,010,592

			$53,944,057

Insurance — 2.8%

Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(2)		5,000	$4,681,125
Term Loan, 3.47%, Maturing August 21, 2014		933	935,496
Term Loan, 6.75%, Maturing August 21, 2014		1,908	1,931,753
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		2,977	2,978,423
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		18,412	18,469,583
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		4,675	4,762,072
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,031	3,056,453
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,097	3,121,816
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		841	839,895
Term Loan, 2.97%, Maturing June 13, 2014		3,743	3,729,678
Term Loan, 6.75%, Maturing June 13, 2014		1,316	1,328,304
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		992	994,788
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	2,996,954
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		6,107	6,010,466

			$55,836,806

Leisure Goods / Activities / Movies — 4.8%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(5)		6,325	$6,261,750
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		4,870	4,864,869
Term Loan, 4.25%, Maturing February 22, 2018		4,594	4,592,783
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		6,445	6,445,188
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		7,617	7,623,361
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,535	6,561,279
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		4,844	4,870,886
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		3,857	3,880,588
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014		254	249,899
Term Loan, 2.49%, Maturing June 9, 2014		503	494,590
Kasima, LLC
Term Loan, 5.00%, Maturing March 10, 2015		3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017		2,970	2,981,138
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		8,228	8,242,180
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.49%, Maturing July 21, 2017		4,224	4,207,065
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		6,194	6,200,536

See Notes to Financial Statements.
26

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		3,014	$2,290,786
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(6)		2,825	987,620
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		1,725	1,730,175
Term Loan, 4.00%, Maturing August 17, 2017		7,389	7,411,350
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		5,575	5,588,503
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		3,691	3,741,647
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,911	2,828,396

			$95,889,140

Lodging and Casinos — 2.4%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		2,868	$2,937,171
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		5,824	5,858,281
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		978	1,007,314
Term Loan, 5.49%, Maturing January 26, 2018		16,362	14,997,111
Gala Group, LTD
Term Loan, 5.69%, Maturing May 30, 2018	GBP	5,725	7,959,380
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,401	2,416,506
Las Vegas Sands LLC
Term Loan, 2.85%, Maturing November 23, 2016		1,807	1,783,539
Term Loan, 2.85%, Maturing November 23, 2016		7,155	7,059,126
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		922	839,180
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		2,525	2,531,706
Tropicana Entertainment, Inc.
Term Loan, 7.50%, Maturing March 16, 2018		400	399,250

			$47,788,564

Nonferrous Metals / Minerals — 1.4%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		9,134	$9,167,362
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		4,675	4,721,750
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		1,766	1,769,724
Term Loan, 4.00%, Maturing March 10, 2017		3,740	3,747,716
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.85%, Maturing May 8, 2016		3,215	3,235,467
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016		6,441	6,393,065

			$29,035,084

Oil and Gas — 3.9%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,517	$6,517,375
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		1,421	1,433,295
Term Loan, 3.24%, Maturing November 14, 2014		4,992	4,879,863
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		452	457,004
Term Loan, 9.00%, Maturing June 23, 2017		5,846	5,962,792
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		5,525	5,628,594
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		16,000	15,834,288
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		11,883	11,477,425
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		6,029	6,075,599
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		3,184	3,193,507
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		14,206	14,383,260
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		248	248,809
Term Loan, 6.50%, Maturing April 20, 2017		406	407,346
Term Loan, 6.50%, Maturing April 20, 2017		3,065	3,074,121

			$79,573,278

Publishing — 5.0%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		6,881	$6,920,691
Aster Zweite Beteiligungs GmbH
Term Loan, 5.72%, Maturing December 31, 2014		2,251	2,062,100
Term Loan, 5.72%, Maturing December 31, 2014		3,440	3,150,956
Term Loan, 5.72%, Maturing December 31, 2014		3,518	3,222,650
Term Loan - Second Lien, 7.29%, Maturing June 30, 2016		1,290	1,040,143
Black Press US Partnership
Term Loan, 2.49%, Maturing August 2, 2013		431	403,342
Term Loan, 2.49%, Maturing August 2, 2013		711	664,327

See Notes to Financial Statements.
27

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		5,915	$5,425,851
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014		2,030	616,062
Term Loan, 2.24%, Maturing August 28, 2014		4,764	1,445,488
Term Loan, 2.49%, Maturing August 28, 2014		4,160	1,262,326
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		1,493	1,502,156
Term Loan, 5.25%, Maturing November 7, 2016		4,817	4,848,656
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014		408	368,947
Term Loan, 3.61%, Maturing August 7, 2014		3,911	3,539,286
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		9,427	9,466,691
Laureate Education, Inc.
Term Loan, Maturing August 17, 2014(5)		642	632,701
Term Loan, Maturing August 17, 2014(5)		4,321	4,256,676
Term Loan, 5.25%, Maturing August 15, 2018		16,749	16,557,484
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		599	584,499
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		5,366	5,075,371
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014		1,433	1,275,226
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		7,446	6,379,998
Nielsen Finance, LLC
Term Loan, 2.24%, Maturing August 9, 2013		1,119	1,120,624
Term Loan, 3.49%, Maturing May 2, 2016		13,045	13,069,798
Term Loan, 3.99%, Maturing May 2, 2016		3,124	3,140,862
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(4)		1,747	1,393,365
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		891	859,595
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)		694	414,717
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	172,291
Term Loan, 8.00%, Maturing September 29, 2014		167	153,148

			$101,026,027

Radio and Television — 3.5%

Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		5,413	$4,369,114
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		14,307	14,463,065
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		1,460	1,476,425
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,939	2,952,776
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		1,395	1,390,358
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,322	2,339,153
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,546	1,555,788
Local TV Finance, LLC
Term Loan, 4.24%, Maturing May 7, 2015		1,712	1,711,651
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,217	1,219,622
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,388	3,396,330
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,942	3,902,325
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		2,531	2,518,221
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,927	1,935,681
Tyrol Acquisitions 2 SAS
Term Loan, 4.40%, Maturing January 29, 2016	EUR	1,000	1,147,758
Term Loan, 4.40%, Maturing January 29, 2016	EUR	1,000	1,147,758
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		2,962	2,922,211
Term Loan, 4.49%, Maturing March 31, 2017		17,827	16,674,262
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,064,716

			$70,187,214

Rail Industries — 0.1%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		2,075	$2,084,078

			$2,084,078

Retailers (Except Food and Drug) — 4.8%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		7,319	$7,350,558
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		6,077	6,114,548
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,717	4,681,486

See Notes to Financial Statements.
28

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		4,087	$4,120,757
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		12,851	12,754,728
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		5,579	5,578,930
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		3,719	3,746,548
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		17,775	17,815,740
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		8,514	8,536,571
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,133	3,148,816
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		3,947	3,976,603
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		578	573,367
Term Loan, 2.80%, Maturing July 24, 2014		8,757	8,681,592
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,373,342
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	2,640	2,939,495
Term Loan, 3.57%, Maturing March 8, 2016	EUR	2,640	2,939,495
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	22	19,253
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	154	134,768
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	1,582	1,386,188

			$97,872,785

Steel — 0.4%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		2,782	$2,802,872
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		5,715	5,729,574

			$8,532,446

Surface Transport — 1.0%

Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		7,100	$6,935,812
Term Loan, 3.75%, Maturing March 9, 2018		9,034	9,034,690
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		5,040	5,093,091

			$21,063,593

Telecommunications — 4.9%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,975	$3,672,611
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,481	2,481,250
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		4,938	4,949,199
Digicel Group, Ltd.
Term Loan, 1.00%, Maturing March 31, 2017		0	0
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		26,579	26,756,221
IPC Systems, Inc.
Term Loan, 2.67%, Maturing May 31, 2014		1,206	1,187,653
Term Loan, 3.28%, Maturing May 31, 2014	GBP	200	319,719
Macquarie UK Broadcast Limited
Term Loan, 3.19%, Maturing December 1, 2014	GBP	2,508	3,709,289
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		23,656	23,478,821
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,949	1,936,084
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,210	1,211,029
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		2,729	2,731,081
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		7,475	7,503,031
Telesat, LLC
Term Loan, 4.25%, Maturing March 26, 2019		15,275	15,282,164
TowerCo Finance, LLC
Term Loan, 4.50%, Maturing February 2, 2017		3,094	3,109,219

			$98,327,371

Utilities — 2.2%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		6,408	$6,436,469
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		1,136	1,146,975
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		2,754	2,760,643
Term Loan, 4.50%, Maturing April 2, 2018		7,178	7,194,827
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 23, 2019		1,075	1,079,031
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		1,493	1,533,544

See Notes to Financial Statements.
29

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Utilities (continued)

Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		2,761	$2,900,333
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		1,253	1,180,719
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		1,970	1,994,688
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		8,511	8,539,275
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		16,173	8,902,135

			$43,668,639

Total Senior Floating-Rate Interests
(identified cost $2,375,520,586)			$2,360,241,617

Corporate Bonds & Notes — 2.7%

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.1%

Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		1,000	$1,030,000

			$1,030,000

Chemicals and Plastics — 0.8%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		2,000	$2,100,000
Ineos US Finance PLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	3,000	3,990,956
7.50%, 5/1/20(8)		2,375	2,375,000
8.375%, 2/15/19(8)		3,800	4,085,000
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		2,500	2,681,250

			$15,232,206

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)(8)		75	$63,185

			$63,185

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		750	$813,750
7.125%, 9/1/18(8)		750	828,750

			$1,642,500

Financial Intermediaries — 0.1%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		2,500	$2,568,750

			$2,568,750

Leisure Goods / Activities / Movies — 0.3%

NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		2,500	$2,768,750
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)		4,200	4,294,500

			$7,063,250

Lodging and Casinos — 0.3%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)		5,550	$5,730,375

			$5,730,375

Telecommunications — 0.1%

Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		2,000	$2,150,000

			$2,150,000

Utilities — 0.9%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		9,025	$9,701,875
7.875%, 1/15/23(8)		7,875	8,524,688

			$18,226,563

Total Corporate Bonds & Notes
(identified cost $50,892,274)			$53,706,829

See Notes to Financial Statements.
30

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.0%(3)

	Principal
	Amount
Security	(000’s omitted)	Value

Carlyle High Yield Partners, Series 2004-6A, Class C, 2.96%, 8/11/16(8)(9)	$1,000	$886,124

Total Asset-Backed Securities
(identified cost $1,000,000)		$886,124

Common Stocks — 1.2%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(10)(11)	48,926	$1,724,641

		$1,724,641

Building and Development — 0.0%(3)

United Subcontractors, Inc.(6)(10)(11)	1,646	$117,552
WCI Communities, Inc.(6)(10)(11)	7,595	550,654

		$668,206

Chemicals and Plastics — 0.0%(3)

Vita Cayman II, Ltd.(10)(11)	3,877	$869,230

		$869,230

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc.(6)(11)(12)	1,242	$113,022

		$113,022

Financial Intermediaries — 0.0%(3)

RTS Investor Corp.(6)(10)(11)	250	$19,964

		$19,964

Food Service — 0.0%

Buffets, Inc.(6)(10)(11)	66,567	$0

		$0

Home Furnishings — 0.1%

Oreck Corp.(6)(10)(11)	4,230	$258,665
Sanitec Europe Oy B Units(6)(10)(11)	157,491	1,042,354
Sanitec Europe Oy E Units(6)(10)(11)	154,721	0

		$1,301,019

Investment Services — 0.0%

Safelite Realty Corp.(6)(11)(12)	20,048	$0

		$0

Leisure Goods / Activities / Movies — 0.2%

Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$4,324,417

		$4,324,417

Lodging and Casinos — 0.1%

Affinity Gaming, LLC(6)(10)(11)	167,709	$989,482
Tropicana Entertainment, Inc.(6)(10)(11)	40,751	601,077

		$1,590,559

Publishing — 0.6%

Ion Media Networks, Inc.(6)(10)(11)	13,247	$10,597,600
MediaNews Group, Inc.(6)(10)(11)	66,239	1,325,440
Source Interlink Companies, Inc.(6)(10)(11)	2,290	0
Star Tribune Media Holdings Co.(10)(11)	6,089	168,970
SuperMedia, Inc.(10)(11)	16,600	28,552

		$12,120,562

Radio and Television — 0.1%

New Young Broadcasting Holding Co., Inc.(10)(11)	505	$1,521,313

		$1,521,313

Total Common Stocks
(identified cost $13,960,786)		$24,252,933

Preferred Stocks — 0.0%(3)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	284	$17,892

Total Preferred Stocks
(identified cost $4,970)		$17,892

Warrants — 0.0%(3)

Security	Shares	Value

Radio and Television — 0.0%(3)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	5	$15,062

		$15,062

See Notes to Financial Statements.
31

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,453	0

		$0

Total Warrants
(identified cost $8,592)		$15,062

Short-Term Investments — 2.8%

	Interest/
	Principal
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(13)	$45,425	$45,425,154
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	9,988	9,988,332

Total Short-Term Investments
(identified cost $55,413,486)		$55,413,486

Total Investments — 123.8%
(identified cost $2,496,800,694)		$2,494,533,943

Less Unfunded Loan Commitments — (0.6)%		$(11,594,866)

Net Investments — 123.2%
(identified cost $2,485,205,828)		$2,482,939,077

Other Assets, Less Liabilities — (23.2)%		$(467,396,562)

Net Assets — 100.0%		$2,015,542,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $52,442,953 or 2.6% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.
32

Senior Debt Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $2,439,780,674)	$2,437,513,923
Affiliated investment, at value (identified cost, $45,425,154)	45,425,154
Restricted cash*	729,887
Foreign currency, at value (identified cost, $13,548,731)	13,543,292
Interest receivable	9,515,366
Interest receivable from affiliated investment	5,864
Receivable for investments sold	15,421,443
Receivable for open forward foreign currency exchange contracts	324,997
Prepaid expenses	87,782
Other assets	32,898

Total assets	$2,522,600,606

Liabilities

Notes payable	$270,000,000
Payable for investments purchased	233,928,651
Payable for open forward foreign currency exchange contracts	717,638
Payable for open swap contracts	815,353
Payable to affiliates:
Investment adviser fee	845,477
Trustees’ fees	5,668
Accrued expenses	745,304

Total liabilities	$507,058,091

Net Assets applicable to investors’ interest in Portfolio	$2,015,542,515

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$2,018,915,468
Net unrealized depreciation	(3,372,953)

Net Assets	$2,015,542,515

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.
33

Senior Debt Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest, (net of foreign taxes $27,243)	$55,663,765
Interest allocated from affiliated investment	21,534
Expenses allocated from affiliated investment	(3,494)

Total investment income	$55,681,805

Expenses

Investment adviser fee	$4,966,974
Trustees’ fees and expenses	35,460
Custodian fee	283,647
Legal and accounting services	147,195
Interest expense and fees	3,426,458
Miscellaneous	58,703

Total expenses	$8,918,437

Deduct —
Reduction of custodian fee	$7

Total expense reductions	$7

Net expenses	$8,918,430

Net investment income	$46,763,375

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,124,816
Investment transactions allocated from affiliated investment	313
Swap contracts	(143,567)
Foreign currency and forward foreign currency exchange contract transactions	4,930,344

Net realized gain	$7,911,906

Change in unrealized appreciation (depreciation) —
Investments	$39,020,600
Swap contracts	(116,279)
Foreign currency and forward foreign currency exchange contracts	(2,575,925)

Net change in unrealized appreciation (depreciation)	$36,328,396

Net realized and unrealized gain	$44,240,302

Net increase in net assets from operations	$91,003,677

See Notes to Financial Statements.
34

Senior Debt Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$46,763,375	$88,020,298
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	7,911,906	(9,337,724)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	36,328,396	(7,088,636)

Net increase in net assets from operations	$91,003,677	$71,593,938

Capital transactions —
Contributions	$346,346,991	$494,343,350
Withdrawals	(67,688,065)	(267,752,684)

Net increase in net assets from capital transactions	$278,658,926	$226,590,666

Net increase in net assets	$369,662,603	$298,184,604

Net Assets

At beginning of period	$1,645,879,912	$1,347,695,308

At end of period	$2,015,542,515	$1,645,879,912

See Notes to Financial Statements.
35

Senior Debt Portfolio

April 30, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2012

Net increase in net assets from operations	$91,003,677
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(700,366,566)
Investments sold and principal repayments	406,923,186
Decrease in short term investments, net	5,357,509
Net amortization/accretion of premium (discount)	(4,687,104)
Decrease in restricted cash	920,113
Increase in interest receivable	(1,461,379)
Increase in interest receivable from affiliated investment	(3,477)
Decrease in receivable for investments sold	12,060,590
Decrease in receivable for open forward foreign currency exchange contracts	2,358,032
Increase in prepaid expenses	(3,875)
Increase in payable for investments purchased	184,042,032
Decrease in payable for open forward foreign currency exchange contracts	(316,933)
Increase in payable for open swap contracts	116,279
Increase in payable to affiliate for investment adviser fee	1,056
Increase in payable to affiliate for Trustees’ fees	1,460
Decrease in accrued expenses	(162,299)
Decrease in unfunded loan commitments	(3,455,608)
Net change in unrealized (appreciation) depreciation from investments	(39,020,600)
Net realized gain from investments	(3,124,816)

Net cash used in operating activities	$(49,818,723)

Cash Flows From Financing Activities

Proceeds from notes payable	$50,000,000
Repayments of notes payable	(270,000,000)
Proceeds from capital contributions	346,346,991
Payments for capital withdrawals	(67,688,065)

Net cash provided by financing activities	$58,658,926

Net increase in cash*	$8,840,203

Cash at beginning of period(1)	$4,703,089

Cash at end of period(1)	$13,543,292

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$3,527,009

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $17,285.

See Notes to Financial Statements.
36

Senior Debt Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended		Year Ended
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	October 31, 2007(1)		November 30, 2006

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.66	%(3)	0.65%	0.72%	0.76%	0.66%	0.58	%(3)	0.51%
Interest and fee expense	0.41	%(3)	0.39%	0.56%	1.31%	0.98%	0.70	%(3)	0.01%
Total expenses	1.07	%(3)	1.04%	1.28%	2.07%	1.64%	1.28	%(3)	0.52%
Net investment income	5.59	%(3)	5.31%	5.15%	5.97%	7.01%	7.18	%(3)	6.57%
Portfolio Turnover	19	%(4)	59%	37%	32%	7%	55	%(4)	51%

Total Return	5.60	%(4)	5.54%	14.14%	38.19%	(26.81)%	3.89	%(4)	6.88%

Net assets, end of period (000’s omitted)	$2,015,543		$1,645,880	$1,347,695	$1,263,528	$1,119,305	$2,334,369		$2,645,798

(1)	For the eleven months ended October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.
37

Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

38

Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

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Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $4,966,974 or 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $700,366,566 and $406,923,186, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,485,557,332

Gross unrealized appreciation	$36,682,239
Gross unrealized depreciation	(39,300,494)

Net unrealized depreciation	$(2,618,255)

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc	10/24/00	1,242	$0	$113,022
Safelite Realty Corp.	9/29/00 -11/10/00	20,048	0	0

Total Common Stocks			$0	$113,022

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$130,914

40

Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	British Pound Sterling 15,375,000	United States Dollar 24,948,490	JPMorgan Chase Bank	$865
5/31/12	British Pound Sterling 12,714,193	United States Dollar 20,113,853	JPMorgan Chase Bank	(516,320)
5/31/12	Euro 12,353,736	United States Dollar 16,562,777	Citibank NA	208,404
5/31/12	Euro 3,580,000	United States Dollar 4,737,901	Citibank NA	(1,447)
5/31/12	Euro 1,476,585	United States Dollar 1,942,424	Deutsche Bank	(12,339)
6/29/12	British Pound Sterling 4,078,365	United States Dollar 6,470,428	Goldman Sachs International, Inc.	(146,020)
6/29/12	Euro 15,628,345	United States Dollar 20,808,438	HSBC Bank USA	115,728
7/31/12	British Pound Sterling 9,072,405	United States Dollar 14,682,327	HSBC Bank USA	(33,373)
7/31/12	Euro 18,606,122	United States Dollar 24,633,575	Deutsche Bank	(8,139)

				$(392,641)

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$15,000	Receives	3-month USD-LIBOR-BBA	0.47%	6/24/14	$(176,942)
Citibank NA	15,000	Receives	3-month USD-LIBOR-BBA	0.47	6/24/16	(638,411)

						$(815,353)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

41

Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $1,532,991. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $729,887 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $324,997, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $208,404. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $243,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivatives		Liability Derivatives

Foreign Exchange	Forward foreign currency exchange contracts	$324,997	(1)	$(717,638	)(2)
Interest Rate	Interest Rate Swaps	—		(815,353	)(3)

Total		$324,997		$(1,532,991)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$5,471,563	(1)	$(2,041,099	)(3)
Interest Rate	Interest rate swaps	(143,567	)(2)	(116,279	)(4)

Total		$5,327,996		$(2,157,378)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

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Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $102,586,000 and $30,000,000, respectively.

7 Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $640 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.65% (0.60% prior to February 16, 2012) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.35% (0.45% prior to February 16, 2012) per annum if outstanding loan amount is greater than 50% of the total facility size; 0.45% if outstanding loan amount is less than or equal to 50% of total facility size. Program and commitment fees for the six months ended April 30, 2012 totaled $2,725,854 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio was obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which no balance remains outstanding at April 30, 2012. At April 30, 2012, the Portfolio had borrowings outstanding under the Agreement of $270,000,000 at an interest rate of 0.33% (annualized). The carrying amount of the borrowings at April 30, 2012 approximated its fair value. For the six months ended April 30, 2012, the average borrowings under the Agreement and the average annual interest rate were $441,098,901 and 0.29%, respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Senior Debt Portfolio

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Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,346,201,320	$2,445,431	$2,348,646,751
Corporate Bonds & Notes	—	53,643,644	63,185	53,706,829
Asset-Backed Securities	—	886,124	—	886,124
Common Stocks	28,552	8,608,571	15,615,810	24,252,933
Preferred Stocks	—	—	17,892	17,892
Warrants	—	15,062	0	15,062
Short-Term Investments	—	55,413,486	—	55,413,486

Total Investments	$28,552	$2,464,768,207	$18,142,318	$2,482,939,077

Forward Foreign Currency Exchange Contracts	$—	$324,997	$—	$324,997

Total	$28,552	$2,465,093,204	$18,142,318	$2,483,264,074

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(717,638)	$—	$(717,638)
Interest Rate Swaps	—	(815,353)	—	(815,353)

Total	$—	$(1,532,991)	$—	$(1,532,991)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2011	$3,241,397	$62,946	$16,605,815	$17,483	$0	$19,927,641
Realized gains (losses)	53,369	—	2,192,463	—	—	2,245,832
Change in net unrealized appreciation (depreciation)*	(150,635)	(789)	(1,897,295)	409	—	(2,048,310)
Cost of purchases(1)	54,538	—	—	—	—	54,538
Proceeds from sales(1)	(1,573,381)	—	(2,417,540)	—	—	(3,990,921)
Accrued discount (premium)	61,855	1,028	—	—	—	62,883
Transfers to Level 3**	758,288	—	1,132,367	—	—	1,890,655
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2012	$2,445,431	$63,185	$15,615,810	$17,892	$0	$18,142,318

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$(131,853)	$(789)	$226,846	$409	$—	$94,613

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

44

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

45

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

46

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

47

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

48

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“ Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

49

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Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-6/12	FRASRC

Eaton Vance Parametric Structured Absolute Return Fund Semiannual Report April 30, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2012
Eaton Vance
Parametric Structured Absolute Return Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Fund Expenses	4
Financial Statements	5
Board of Trustees’ Contract Approval	50
Officers and Trustees	53
Important Notices	54

Eaton Vance
Parametric Structured Absolute Return Fund
April 30, 2012
Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC
Performance1,2

			Since
% Cumulative Total Returns	Inception Date	Six Months	Inception

Class A at NAV	12/9/2011	—	0.70%
Class A with 4.75% Maximum Sales Charge	—	—	-4.10
Class I at NAV	10/31/2011	0.80%	0.80

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	10/31/2011	0.01%	0.01%

% Total Annual Operating Expense Ratios[3]	Class A	Class I

Gross	1.70%	1.45%
Net	1.55	1.30
Fund Profile4

Strategy Allocation (% of net assets)5

Asset Allocation (% of net assets; excluding derivatives)

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Parametric Structured Absolute Return Fund
April 30, 2012
Endnotes and Additional Disclosures

[1]	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 2/28/13. Without the reimbursement, performance would have been lower.

[4]	Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. References to investments are to the Portfolio’s holdings.

[5]	Market Neutral reflects both long and short positions for each strategy.

Fund profile subject to change due to active management.

3

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 9, 2011 – April 30, 2012) for Class A and (November 1, 2011 – April 30, 2012) for Class I. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2011 – April 30, 2012).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period		Expense
	(11/1/11)	(4/30/12)	(11/1/11 – 4/30/12)		Ratio

Actual*
Class A	$1,000.00	$1,007.00	$6.08	***	1.55%
Class I	$1,000.00	$1,008.00	$6.49	***	1.30%

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.20	$7.77	***	1.55%
Class I	$1,000.00	$1,018.40	$6.52	***	1.30%

*	Class A had not commenced operations on November 1, 2011. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period); 143/366 for Class A (to reflect the period from commencement of operations on December 9, 2011 to April 30, 2012). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011 (December 9, 2011 for Class A). The Example reflects the expenses of both the Fund and the Portfolio.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2011 (December 9, 2011 for Class A). The Example reflects the expenses of both the Fund and the Portfolio.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Investment in Parametric Structured Absolute Return Portfolio, at value (identified cost, $10,618,998)	$10,710,091
Receivable from affiliates	12,149

Total assets	$10,722,240

Liabilities

Payable for Fund shares redeemed	$7,379
Payable to affiliates:
Distribution and service fees	2
Trustees’ fees	42
Accrued expenses	29,394

Total liabilities	$36,817

Net Assets	$10,685,423

Sources of Net Assets

Paid-in capital	$10,638,276
Accumulated net realized loss from Portfolio	(61,672)
Accumulated undistributed net investment income	17,726
Net unrealized appreciation from Portfolio	91,093

Total	$10,685,423

Class A Shares

Net Assets	$10,075
Shares Outstanding	1,000
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$10.07
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.57

Class I Shares

Net Assets	$10,675,348
Shares Outstanding	1,059,076
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
5

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends allocated from Portfolio (net of foreign taxes, $3,626)	$40,476
Interest allocated from Portfolio	816
Expenses allocated from Portfolio	(23,556)

Total investment income from Portfolio	$17,736

Expenses

Distribution and service fees
Class A	$10
Trustees’ fees and expenses	292
Custodian fee	7,637
Transfer and dividend disbursing agent fees	2,560
Legal and accounting services	20,603
Printing and postage	4,869
Registration fees	25,721
Miscellaneous	4,178

Total expenses	$65,870

Deduct —
Allocation of expenses to affiliates	$65,860

Total expense reductions	$65,860

Net expenses	$10

Net investment income	$17,726

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$50,235
Financial futures contracts	(50,347)
Swap contracts	(44,167)
Foreign currency and forward foreign currency exchange contract transactions	(17,393)

Net realized loss	$(61,672)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $43)	$62,241
Financial futures contracts	11,749
Swap contracts	(8,140)
Foreign currency and forward foreign currency exchange contracts	25,243

Net change in unrealized appreciation (depreciation)	$91,093

Net realized and unrealized gain	$29,421

Net increase in net assets from operations	$47,147

See Notes to Financial Statements.
6

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011(1)

From operations —
Net investment income	$17,726	$—
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(61,672)	—
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	91,093	—

Net increase in net assets from operations	$47,147	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,140	$—
Class I	9,685,834	1,000,000
Cost of shares redeemed
Class A	(138)	—
Class I	(57,560)	—

Net increase in net assets from Fund share transactions	$9,638,276	$1,000,000

Net increase in net assets	$9,685,423	$1,000,000

Net Assets

At beginning of period	$1,000,000	$—

At end of period	$10,685,423	$1,000,000

Accumulated undistributed net investment income included in net assets

At end of period	$17,726	$—

(1)	The Fund commenced operations on October 31, 2011.

See Notes to Financial Statements.
7

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Financial Highlights

	Class A

	Period Ended
	April 30, 2012
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.003
Net realized and unrealized gain	0.067

Total income from operations	$0.070

Net asset value — End of period	$10.070

Total Return(3)	0.70	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.55	%(7)(8)
Net investment income	0.08	%(8)
Portfolio Turnover of the Portfolio	4	%(4)

(1)	For the period from commencement of operations, December 9, 2011, to April 30, 2012.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	The investment adviser of the Portfolio subsidized certain operating expenses and the investment adviser and administrator of the Fund subsidized certain operating expenses (equal to 3.73% of average daily net assets for the period ended April 30, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.
(8)	Annualized.

See Notes to Financial Statements.
8

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Financial Highlights — continued

	Class I

	Six Months Ended
	April 30, 2012
	(Unaudited)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.049
Net realized and unrealized gain	0.031

Total income from operations	$0.080

Net asset value — End of period	$10.080

Total Return(2)	0.80	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,675
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.30	%(6)(7)
Net investment income	0.98	%(7)
Portfolio Turnover of the Portfolio	4	%(3)

Fund commenced operations on October 31, 2011. Financial Highlights for the period ended October 31, 2011 are not presented as there was no investment activity, distributions or change in net asset value per share in the period.

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	The investment adviser of the Portfolio subsidized certain operating expenses and the investment adviser and administrator of the Fund subsidized certain operating expenses (equal to 3.75% of average daily net assets for the six months ended April 30, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Structured Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on October 31, 2011. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Parametric Structured Absolute Return Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (7.2% at April 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million, and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, EVM pays Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM, a portion of its adviser and administration fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2012, the Fund incurred no adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses exceed 1.55% and 1.30% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2013. Pursuant to this agreement, EVM and Parametric were allocated $65,860 in total of the Fund’s operating expenses for the six months ended April 30, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended April 30, 2012, EVM earned $17 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2012 amounted to $10 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended April 30, 2012, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended April 30, 2012, increases and decreases in the Fund’s investment in the Portfolio aggregated $10,746,637 and $83,703, respectively.

11

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

		Period Ended
		April 30, 2012
Class A		(Unaudited)(1)

Sales		1,014
Redemptions		(14)

Net increase		1,000

	Six Months Ended
	April 30, 2012	Period Ended
Class I	(Unaudited)	October 31, 2011(2)

Sales	964,793	100,000
Redemptions	(5,717)	—

Net increase	959,076	100,000

(1)	Class A commenced operations on December 9, 2011.
(2)	Class I commenced operations on October 31, 2011.

At April 30, 2012, an affiliate of EVM, an EVM retirement plan and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate approximately 100% of the value of the outstanding shares of the Fund.

12

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited)

Common Stocks — 58.7%

Security	Shares	Value

Australia — 1.3%

AGL Energy, Ltd.	5,917	$92,076
Amcor, Ltd.	26,406	206,096
Australia and New Zealand Banking Group, Ltd.	1,062	26,309
BHP Billiton, Ltd.	3,636	134,922
CFS Retail Property Trust	19,764	39,533
Commonwealth Bank of Australia	6,637	358,019
Computershare, Ltd.	3,083	26,889
CSL, Ltd.	1,554	59,177
GPT Group	4,860	16,546
Harvey Norman Holdings, Ltd.	11,022	23,111
Metcash, Ltd.	16,621	68,385
Newcrest Mining, Ltd.	566	15,424
Orica, Ltd.	4,611	128,322
Origin Energy, Ltd.	7,502	103,070
OZ Minerals, Ltd.	4,557	43,877
Qantas Airways, Ltd.(1)	14,895	25,250
Rio Tinto, Ltd.	1,120	76,636
Tabcorp Holdings, Ltd.	6,320	18,852
Tatts Group, Ltd.	6,146	16,506
Telstra Corp., Ltd.	18,316	67,531
Transurban Group	18,854	115,124
Wesfarmers, Ltd.	3,427	107,614
Wesfarmers, Ltd. PPS	965	31,375
Westpac Banking Corp.	3,515	82,835
Woodside Petroleum, Ltd.	731	26,435
Woolworths, Ltd.	3,366	90,760

		$2,000,674

Austria — 0.2%

Immofinanz AG(1)	12,249	$43,125
OMV AG	3,660	123,806
Telekom Austria AG	5,052	55,434
Verbund AG	2,254	63,166
Vienna Insurance Group	448	18,243

		$303,774

Belgium — 0.7%

Anheuser-Busch InBev NV	5,142	$370,612
Belgacom SA	2,620	74,448
Colruyt SA	1,830	74,978
Delhaize Group SA	2,379	115,789
Groupe Bruxelles Lambert SA	1,758	122,007
Mobistar SA	566	21,432
Solvay SA	734	89,413
UCB SA	1,765	82,532
Umicore SA	682	37,035

		$988,246

Bermuda — 0.1%

Arch Capital Group, Ltd.(1)	2,260	$88,773

		$88,773

Brazil — 1.2%

AES Tiete SA, PFC Shares	1,600	$22,412
All America Latina Logistica SA (Units)	4,300	19,581
Banco do Brasil SA	4,400	54,430
Banco Santander Brasil SA ADR	5,200	41,964
BM&F Bovespa SA	10,700	60,176
BR Malls Participacoes SA	4,000	49,692
Bradespar SA, PFC Shares	1,100	20,140
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	2,800	33,653
Cia de Companhia de Concessoes Rodoviarias (CCR)	5,500	42,704
Cia de Saneamento Basico do Estado de Sao Paulo ADR	400	31,664
Cia de Saneamento de Minas Gerais SA ADR	2,400	59,208
Cia de Saneamento de Minas Gerais-Copasa MG	400	9,332
Cia Energetica de Sao Paulo, PFC Shares	1,500	28,565
Cia Hering	2,500	62,036
Cia Paranaense de Energia ADR	1,000	25,050
Cia Siderurgica Nacional SA ADR	2,300	20,516
Cielo SA	1,920	57,616
CPFL Energia SA ADR	800	22,560
Diagnosticos da America SA	5,900	42,560
Embraer SA ADR	1,200	41,568
Gerdau SA ADR	2,600	24,414
Itau Unibanco Holding SA ADR, PFC Shares	7,300	114,537
Light SA	500	6,505
Lojas Americanas SA, PFC Shares	6,700	62,988
Lojas Renner SA	1,900	61,072
Marcopolo SA, PFC Shares	1,800	9,679
Natura Cosmeticos SA	3,000	68,856
OGX Petroleo e Gas Participacoes SA(1)	3,500	24,292
Oi SA ADR	507	3,382
Oi SA ADR, PFC Shares	1,733	31,080
PDG Realty SA Empreendimentos e Participacoes(1)	15,500	36,592
Petroleo Brasileiro SA ADR	8,200	193,028
Redecard SA	2,300	38,732
Tim Participacoes SA ADR	1,100	32,923
Totvs SA	1,300	25,336

See Notes to Consolidated Financial Statements.
13

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Tractebel Energia SA	1,400	$24,127
Ultrapar Participacoes SA	1,100	24,988
Vale SA ADR	7,700	170,940
Weg SA	2,200	23,245

		$1,722,143

Canada — 0.2%

Atlantic Power Corp.	1,939	$27,689
Bank of Montreal	742	44,053
Jaguar Mining, Inc.(1)	575	1,558
Lions Gate Entertainment Corp.(1)	6,528	79,837
SXC Health Solutions Corp.(1)	964	87,319
Thomson Reuters Corp.	3,255	97,064
Ultra Petroleum Corp.(1)	985	19,464

		$356,984

Chile — 0.7%

Antarchile SA, Series A	2,300	$41,008
Banco de Chile	566,000	89,258
Banco de Credito e Inversiones	600	43,165
Banco Santander Chile SA ADR	600	49,086
Cap SA	800	33,560
Cencosud SA	11,000	70,068
Cia Cervecerias Unidas SA	2,400	34,409
Colbun SA	111,100	31,606
Corpbanca SA	2,083,900	28,481
Empresa Nacional de Electricidad SA	35,400	64,502
Empresas CMPC SA	12,200	50,148
Empresas Copec SA	5,500	89,116
Enersis SA	147,300	60,092
ENTEL SA	1,600	31,707
Lan Airlines SA	1,900	53,855
Parque Arauco SA(1)	7,600	14,766
Ripley Corp. SA	17,800	19,851
S.A.C.I. Falabella SA	10,500	103,030
Salfacorp SA	14,400	36,809
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,000	58,290
Vina Concha y Toro SA	5,300	11,253

		$1,014,060

China — 2.0%

AAC Technologies Holdings, Inc.	12,000	$35,237
Agricultural Bank of China, Ltd., Class H	134,000	63,203
Air China, Ltd., Class H(1)	40,000	28,892
Anhui Conch Cement Co., Ltd., Class H(1)	23,000	76,511
Baidu, Inc. ADR(1)	1,300	172,510
Bank of Communications, Ltd., Class H	64,000	49,332
Beijing Enterprises Holdings, Ltd.	5,000	27,870
Brilliance China Automotive Holdings, Ltd.(1)	24,000	25,890
BYD Co., Ltd., Class H(1)	8,000	20,902
China CITIC Bank Corp., Ltd., Class H	88,000	55,759
China Coal Energy Co., Class H(1)	63,000	71,977
China Communications Construction Co., Ltd., Class H(1)	39,000	38,860
China Construction Bank Corp., Class H	241,000	187,336
China Eastern Airlines Corp., Ltd., Class H(1)	16,000	5,320
China Life Insurance Co., Ltd., Class H(1)	32,000	85,202
China Longyuan Power Group Corp., Class H(1)	46,000	36,044
China Mengniu Dairy Co., Ltd.	11,000	33,935
China Merchants Bank Co., Ltd., Class H(1)	25,500	55,060
China Merchants Holdings (International) Co., Ltd.	10,000	32,264
China Minsheng Banking Corp, Ltd., Class H	51,000	52,905
China Mobile, Ltd.	29,500	326,564
China National Building Material Co., Ltd., Class H(1)	60,000	80,412
China Overseas Land & Investment, Ltd.	28,000	60,580
China Pacific Insurance (Group) Co., Ltd., Class H(1)	14,400	46,449
China Resources Enterprise, Ltd.	8,000	28,957
China Resources Power Holdings Co., Ltd.	20,000	36,350
China Telecom Corp., Ltd., Class H(1)	116,000	62,170
China Yurun Food Group, Ltd.	14,000	17,779
Citic Pacific, Ltd.	16,000	26,258
Ctrip.com International, Ltd. ADR(1)	1,500	32,505
Digital China Holdings, Ltd.	4,000	7,555
Dongfeng Motor Group Co., Ltd., Class H	20,000	39,169
Focus Media Holding, Ltd. ADR	1,100	26,279
Guangdong Investment, Ltd.	52,000	38,154
Guangzhou Automobile Group Co., Ltd., Class H(1)	22,000	24,290
Home Inns & Hotels Management, Inc. ADR(1)	200	4,752
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	8,900	10,058
Inner Mongolia Yitai Coal Co., Ltd., Class B	14,100	80,622
Jiangxi Copper Co., Ltd., Class H	29,000	69,816
Kunlun Energy Co., Ltd.	46,000	80,490
Lenovo Group, Ltd.	46,000	43,932
Lianhua Supermarket Holdings Ltd., Class H	3,000	3,135
Mindray Medical International, Ltd. ADR	800	26,208
NetEase.com, Inc. ADR(1)	700	42,224
New Oriental Education & Technology Group, Inc. ADR(1)	3,100	82,863
NVC Lighting Holdings, Ltd.	14,000	5,051
Parkson Retail Group, Ltd.	16,500	18,302
PICC Property & Casualty Co., Ltd., Class H	34,000	42,291

See Notes to Consolidated Financial Statements.
14

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Ports Design, Ltd.(2)	3,000	$4,408
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	27,522
SINA Corp.(1)	500	29,255
Sino Biopharmaceutical, Ltd.	16,000	4,363
Sinopharm Group Co., Ltd., Class H(1)	9,600	24,892
Sinotrans Shipping, Ltd.	24,000	5,712
Sohu.com, Inc.(1)	400	20,628
Sound Global, Ltd.	14,000	5,961
Suntech Power Holdings Co., Ltd. ADR(1)	2,300	5,796
Tingyi (Cayman Islands) Holding Corp.	12,000	31,961
Tsingtao Brewery Co., Ltd., Class H	2,000	12,099
Want Want China Holdings, Ltd.	45,000	55,159
Weichai Power Co., Ltd., Class H(1)	6,000	28,009
WuXi PharmaTech (Cayman), Inc. ADR(1)	500	7,190
Yangzijiang Shipbuilding Holdings, Ltd.	31,000	29,407
Yanzhou Coal Mining Co., Ltd., Class H(1)	34,000	71,211
Zhongsheng Group Holdings, Ltd.	3,500	6,914
ZTE Corp., Class H(1)	8,600	20,763

		$2,909,474

Colombia — 0.4%

Almacenes Exito SA	3,500	$56,798
Bancolombia SA ADR, PFC Shares	1,700	115,311
Cia de Cemento Argos SA	3,300	31,832
Ecopetrol SA	34,200	110,612
Empresa de Energia de Bogota SA	29,900	17,390
Grupo Aval Acciones y Valores SA	56,100	40,427
Grupo de Inversiones Suramericana	1,500	27,202
Grupo Nutresa SA	4,000	49,070
Grupo Odinsa SA	3,356	17,977
Interconexion Electrica SA	8,000	51,748
ISAGEN SA ESP	12,700	17,763

		$536,130

Czech Republic — 0.3%

CEZ AS	5,800	$233,832
Komercni Banka AS	600	110,231
New World Resources PLC, Class A	6,300	42,373
Pegas Nonwovens SA	1,500	34,223
Unipetrol AS(1)	4,700	43,403

		$464,062

Denmark — 0.8%

A.P. Moller - Maersk A/S, Class A	10	$74,588
A.P. Moller - Maersk A/S, Class B	13	101,789
Carlsberg A/S, Class B	150	12,948
Coloplast A/S	900	166,621
Danske Bank A/S(1)	600	9,751
DSV A/S	4,100	93,500
Novo Nordisk A/S, Class B	2,770	408,362
Novozymes A/S, Class B	5,611	147,248
Tryg A/S	900	50,250
William Demant Holding A/S(1)	650	61,411

		$1,126,468

Egypt — 0.3%

Alexandria Mineral Oils Co.	1,600	$22,630
Commercial International Bank	15,500	66,059
Eastern Tobacco	2,550	38,017
Egypt Kuwaiti Holding Co.	21,700	24,055
Egyptian Financial Group-Hermes Holding SAE(1)	11,900	26,337
Egyptian International Pharmaceutical Industrial Co.	6,300	35,325
El Sewedy Cables Holding Co.	2,000	7,103
Ezz Steel	23,000	27,528
Juhayna Food Industries	15,700	11,274
Orascom Construction Industries (OCI)	2,200	96,601
Orascom Telecom Holding SAE(1)	79,500	43,723
Orascom Telecom Media And Technology Holding SAE(1)	29,400	6,857
Sidi Kerir Petrochemicals Co.	16,100	32,497
Talaat Moustafa Group(1)	34,700	23,916
Telecom Egypt	10,800	23,013

		$484,935

Finland — 0.6%

Elisa Oyj	2,889	$65,151
Fortum Oyj	2,249	48,375
Kesko Oyj, Class B	1,050	28,085
Kone Oyj, Class B	3,397	210,220
Nokia Oyj	33,292	120,574
Nokian Renkaat Oyj	1,961	93,092
Orion Oyj, Class B	1,884	38,431
Pohjola Bank PLC	3,625	39,012
Sampo Oyj	3,716	98,939
Sanoma Oyj	1,727	18,059
Stora Enso Oyj	7,820	53,525

See Notes to Consolidated Financial Statements.
15

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)

UPM-Kymmene Oyj	1,212	$15,554
Wartsila Oyj	2,547	103,211

		$932,228

France — 1.3%

Air Liquide SA	2,590	$333,144
AtoS	909	58,577
Christian Dior SA	170	25,634
Compagnie Generale des Etablissements Michelin, Class B	1,117	83,476
Dassault Systemes SA	1,193	115,768
EDF SA	1,645	34,851
Essilor International SA	1,150	101,334
Eutelsat Communications	562	20,010
France Telecom SA	950	13,023
GDF Suez	4,292	98,820
Imerys SA	208	11,852
JC Decaux SA(1)	637	18,084
L’Oreal SA	2,730	328,628
LVMH Moet Hennessy Louis Vuitton SA	508	84,275
M6-Metropole Television	1,460	22,432
Neopost SA	1,084	62,387
PPR SA	826	138,231
Sanofi SA	1,393	106,400
Societe BIC SA	703	77,438
Suez Environnement Co. SA	3,598	50,754
Total SA	1,058	50,788
Unibail-Rodamco SE	90	16,841
Vivendi SA	1,144	21,160

		$1,873,907

Germany — 1.3%

Bayerische Motoren Werke AG	1,541	$146,568
Bayerische Motoren Werke AG, PFC Shares	1,138	70,847
Beiersdorf AG	1,695	118,950
Continental AG	106	10,281
Daimler AG	2,331	128,978
Deutsche Lufthansa AG	4,539	59,109
Deutsche Post AG	3,670	68,533
Deutsche Telekom AG	3,581	40,375
E.ON AG	1,092	24,725
Fraport AG	277	18,012
Fresenius Medical Care AG & Co. KGaA	261	18,534
Hannover Rueckversicherung AG	1,117	67,598
Henkel AG & Co. KGaA	2,200	134,707
Henkel AG & Co. KGaA, PFC Shares	1,462	108,795
Linde AG	800	136,930
Porsche Automobil Holding SE, PFC Shares	486	29,692
SAP AG	6,760	448,279
Siemens AG	1,314	121,966
ThyssenKrupp AG	659	15,628
United Internet AG	2,768	54,778
Volkswagen AG	97	16,570
Volkswagen AG, PFC Shares	507	96,106

		$1,935,961

Greece — 0.0%(3)

Coca-Cola Hellenic Bottling Co. SA(1)	1,654	$32,853
OPAP SA	724	6,470
Public Power Corp. SA	903	3,037

		$42,360

Hong Kong — 1.0%

Bank of East Asia, Ltd.	26,600	$99,144
BOC Hong Kong (Holdings), Ltd.	49,000	151,767
Cathay Pacific Airways, Ltd.	30,000	50,755
Cheung Kong Infrastructure Holdings, Ltd.	10,000	59,134
CLP Holdings, Ltd.	14,500	124,130
Hang Lung Group, Ltd.	14,000	87,226
Hang Seng Bank, Ltd.	16,500	225,957
Hong Kong & China Gas Co., Ltd.	65,000	166,036
Hopewell Holdings, Ltd.	13,000	34,842
Link REIT (The)	50,000	207,376
MTR Corp., Ltd.	27,000	95,759
Power Assets Holdings, Ltd.	20,500	153,316
Shangri-La Asia, Ltd.	4,000	8,476
Wing Hang Bank, Ltd.	3,500	37,106

		$1,501,024

Hungary — 0.3%

EGIS Pharmaceuticals PLC	100	$6,677
FHB Mortgage Bank Rt.(1)	3,500	9,234
Magyar Telekom Rt.	29,900	75,214
MOL Hungarian Oil & Gas Rt.(1)	1,470	121,532
OTP Bank Rt.	7,720	135,329
Richter Gedeon Rt.	710	122,698

		$470,684

See Notes to Consolidated Financial Statements.
16

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India — 0.1%

Dr. Reddy’s Laboratories, Ltd. ADR	600	$20,298
Infosys, Ltd. ADR	3,200	151,520

		$171,818

Indonesia — 0.7%

Adaro Energy PT	170,500	$34,356
AKR Corporindo Tbk PT	18,000	8,059
Bakrie & Brothers Tbk PT(1)	989,000	5,365
Bank Central Asia Tbk PT	104,500	90,748
Bank Mandiri Tbk PT	60,500	48,518
Bank Negara Indonesia Persero Tbk PT	64,000	27,920
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	57,500	6,418
Bank Rakyat Indonesia PT	67,500	48,595
Bumi Resources Tbk PT	156,500	34,365
Energi Mega Persada Tbk PT(1)	355,500	7,434
Gudang Garam Tbk PT	8,500	54,588
Indo Tambangraya Megah Tbk PT	5,000	21,579
Indocement Tunggal Prakarsa Tbk PT	17,500	34,267
Indofood Sukses Makmur Tbk PT	94,500	49,658
Jasa Marga Tbk PT	52,500	30,464
Kalbe Farma Tbk PT	129,000	56,320
Lippo Karawaci Tbk PT	274,500	24,738
Perusahaan Gas Negara PT	146,500	53,198
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	41,000	13,004
Semen Gresik (Persero) Tbk PT	27,500	36,244
Tambang Batubara Bukit Asam Tbk PT	10,000	20,017
Telekomunikasi Indonesia Tbk PT	129,500	119,408
Unilever Indonesia Tbk PT	23,000	49,615
United Tractors Tbk PT	25,500	81,801
XL Axiata Tbk PT	47,500	27,867

		$984,546

Ireland — 0.4%

Accenture PLC, Class A	3,051	$198,162
Cooper Industries PLC, Class A	1,350	84,469
CRH PLC	2,804	56,894
Elan Corp. PLC(1)	4,482	61,790
Kerry Group PLC, Class A	4,755	217,155

		$618,470

Israel — 0.6%

Bank Hapoalim B.M.	29,520	$109,546
Bank Leumi Le-Israel B.M.	26,716	83,572
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	54,972
Cellcom Israel, Ltd.	887	11,179
Delek Group, Ltd.	104	20,244
Elbit Systems, Ltd.	1,044	38,087
Israel Chemicals, Ltd.	11,772	134,658
Israel Corp., Ltd.	24	15,643
Israel Discount Bank, Ltd., Series A(1)	24,830	32,201
Mizrahi Tefahot Bank, Ltd.(1)	3,914	35,268
NICE Systems, Ltd.(1)	1,975	75,717
Partner Communications Co., Ltd.	2,935	21,937
Teva Pharmaceutical Industries, Ltd. ADR	6,729	307,784

		$940,808

Italy — 0.9%

A2A SpA	14,259	$9,048
Atlantia SpA	3,661	55,510
Autogrill SpA	2,204	21,946
Banca Carige SpA	12,428	12,992
Enel Green Power SpA	7,388	11,929
Enel SpA	10,849	35,578
ENI SpA	19,095	424,287
EXOR SpA	706	16,438
Luxottica Group SpA	2,345	83,851
Mediaset SpA	2,115	5,034
Parmalat SpA	23,143	52,347
Pirelli & C. SpA	9,043	110,186
Prysmian SpA	523	8,519
Saipem SpA	2,414	119,316
Snam Rete Gas SpA	37,082	176,161
Telecom Italia SpA(1)	13,750	15,599
Telecom Italia SpA RSP(1)	33,248	31,141
Tenaris SA	867	16,876
Terna Rete Elettrica Nazionale SpA	22,158	82,312

		$1,289,070

Japan — 2.6%

ABC-Mart, Inc.	700	$25,491
All Nippon Airways Co., Ltd.	19,000	55,764
Aozora Bank, Ltd.	16,000	41,037
Bank of Kyoto, Ltd. (The)	8,000	67,774
Bank of Yokohama, Ltd. (The)	18,000	87,175
Benesse Holdings, Inc.	500	24,826
Canon, Inc.	700	31,729
Chiba Bank, Ltd. (The)	9,000	54,680
Chugai Pharmaceutical Co., Ltd.	3,500	62,994

See Notes to Consolidated Financial Statements.
17

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Chugoku Bank, Ltd. (The)	6,000	$75,817
Daihatsu Motor Co., Ltd.	2,000	37,754
Dainippon Sumitomo Pharma Co., Ltd.	3,400	34,050
DeNA Co., Ltd.	100	3,138
Electric Power Development Co., Ltd.	600	16,602
FamilyMart Co., Ltd.	1,300	57,866
Gunma Bank, Ltd. (The)	11,000	55,812
Hachijuni Bank, Ltd. (The)	8,000	43,538
Hamamatsu Photonics K.K.	2,800	111,268
Hiroshima Bank, Ltd. (The)	14,000	56,876
Honda Motor Co., Ltd.	4,700	169,149
Idemitsu Kosan Co., Ltd.	100	9,208
Isetan Mitsukoshi Holdings, Ltd.	5,600	60,997
ITOCHU Corp.	1,000	11,314
ITOCHU Techno-Solutions Corp.	700	31,939
Iyo Bank, Ltd. (The)	5,000	41,493
Japan Prime Realty Investment Corp.	7	20,103
Japan Real Estate Investment Corp.	3	26,577
Joyo Bank, Ltd. (The)	3,000	13,096
JX Holdings, Inc.	1,300	7,333
Kamigumi Co., Ltd.	5,000	40,185
Kansai Paint Co., Ltd.	5,000	53,816
Keikyu Corp.	3,000	25,755
Keio Corp.	13,000	94,025
Keyence Corp.	500	118,012
Kintetsu Corp.	7,000	24,694
Kyowa Hakko Kirin Co., Ltd.	5,000	52,557
Lawson, Inc.	1,400	92,688
McDonald’s Holdings Co. (Japan), Ltd.	2,500	70,946
Miraca Holdings, Inc.	500	19,692
Mitsubishi Logistics Corp.	1,000	10,969
Mitsubishi Tanabe Pharma Corp.	3,000	41,641
Mizuho Financial Group, Inc.	16,500	26,012
NGK Spark Plug Co., Ltd.	3,000	42,829
Nidec Corp.	400	35,947
Nippon Electric Glass Co., Ltd.	1,000	8,080
Nippon Telegraph & Telephone Corp.	300	13,574
Nishi-Nippon City Bank, Ltd. (The)	13,000	34,384
Nitori Co., Ltd.	100	9,202
NTT DoCoMo, Inc.	133	227,097
Odakyu Electric Railway Co., Ltd.	11,000	101,952
OMRON Corp.	300	6,374
Ono Pharmaceutical Co., Ltd.	1,500	84,931
Oracle Corp. Japan	900	34,762
Oriental Land Co., Ltd.	900	99,784
Rakuten, Inc.	128	142,764
Rinnai Corp.	500	36,427
Sankyo Co., Ltd.	400	19,286
Santen Pharmaceutical Co., Ltd.	1,700	71,143
Seven Bank, Ltd.	8,300	20,507
Shikoku Electric Power Co., Inc.	3,300	85,238
Shizuoka Bank, Ltd. (The)	8,000	83,718
Sumitomo Corp.	2,100	29,843
Sumitomo Heavy Industries, Ltd.	1,000	5,158
Sumitomo Metal Mining Co., Ltd.	1,000	13,117
Suruga Bank, Ltd.	4,000	39,895
Suzuken Co., Ltd.	1,200	36,296
Sysmex Corp.	600	24,113
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,006
Takashimaya Co., Ltd.	6,000	45,480
Takeda Pharmaceutical Co., Ltd.	400	17,454
TEIJIN, Ltd.	3,000	10,089
Toho Gas Co., Ltd.	9,000	54,305
Tokyo Gas Co., Ltd.	10,000	48,256
TonenGeneral Sekiyu K.K.	10,000	93,534
Tsumura & Co.	1,500	40,079
Uni-Charm Corp.	2,300	128,665
USS Co., Ltd.	610	61,877
Yahoo! Japan Corp.	26	7,803
Yakult Honsha Co., Ltd.	1,500	55,255
Yokogawa Electric Corp.	1,400	13,438

		$3,905,054

Kuwait — 0.2%

Al Ahli Bank of Kuwait KSC	10,500	$21,917
Boubyan Petrochemicals Co.	20,000	44,553
Commercial Bank of Kuwait SAK(1)	5,000	14,034
Gulf Bank(1)	15,750	24,931
Gulf Cable and Electrical Industries Co.	2,500	11,668
Kuwait Finance House KSC	10,800	28,333
Kuwait Foods Co. (Americana)	2,500	12,234
Mobile Telecommunications Co.	20,000	53,158
National Bank of Kuwait SAK	13,750	52,472
National Industries Group Holding(1)	50,000	40,262

		$303,562

Luxembourg — 0.0%(3)

SES SA	782	$18,737

		$18,737

See Notes to Consolidated Financial Statements.
18

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia — 0.6%

Airasia Bhd	23,600	$25,893
AMMB Holdings Bhd	12,100	24,960
Axiata Group Bhd	25,300	44,392
Batu Kawan Bhd	4,600	28,532
Boustead Holdings Bhd	12,050	20,786
British American Tobacco Malaysia Bhd	2,300	42,178
Dialog Group Bhd	29,800	22,204
Digi.com Bhd	20,300	27,016
Gamuda Bhd	22,400	26,274
Genting Bhd	13,700	46,697
Hong Leong Bank Bhd	6,900	27,850
IJM Corp. Bhd	16,200	29,247
IOI Corp. Bhd	18,900	32,547
Kencana Petroleum Bhd(1)	24,400	26,533
Kuala Lumpur Kepong Bhd	3,100	24,177
Lafarge Malayan Cement Bhd	2,700	6,402
Malayan Banking Bhd	16,100	45,850
Malaysian Resources Corp. Bhd	9,600	5,275
Maxis Bhd	16,300	32,936
Multi-Purpose Holdings Bhd	23,600	20,843
Parkson Holdings Bhd	14,600	25,114
Petronas Chemicals Group Bhd	30,400	65,453
Petronas Dagangan Bhd	4,800	30,728
PPB Group Bhd	4,300	23,762
Public Bank Bhd	9,800	44,247
Resorts World Bhd	20,400	25,825
RHB Capital Bhd	10,200	24,790
SapuraCrest Petroleum Bhd	13,400	22,424
Sime Darby Bhd	23,500	75,520
Telekom Malaysia Bhd	16,600	29,468
Tenaga Nasional Bhd	16,000	33,970

		$961,893

Mexico — 1.4%

Alfa SAB de CV, Series A	6,600	$94,420
America Movil SAB de CV ADR, Series L	19,500	519,675
Bolsa Mexicana de Valores SAB de CV	3,700	7,394
Cemex SAB de CV ADR(1)	13,104	94,742
Coca Cola Femsa SAB de CV ADR(1)	300	31,785
Compartamos SAB de CV	22,900	27,847
Corporacion GEO SAB de CV, Series B(1)	4,400	5,877
Embotelladoras Arca SAB de CV	5,300	26,960
Empresas ICA SAB de CV(1)	20,700	37,472
Fomento Economico Mexicano SA de CV ADR	1,400	113,764
Genomma Lab Internacional SA de CV(1)	9,700	17,053
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	7,742
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,000	8,210
Grupo Bimbo SA de CV, Series A	19,100	45,573
Grupo Carso SA de CV, Series A1	13,600	45,939
Grupo Elektra SA de CV	500	30,439
Grupo Financiero Banorte SAB de CV, Class O	36,800	177,475
Grupo Financiero Inbursa SAB de CV, Class O	63,000	138,566
Grupo Mexico SAB de CV, Series B	49,043	151,166
Grupo Modelo SA de CV, Series C	5,300	37,453
Grupo Televisa SA ADR	4,000	87,880
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	12,087
Industrias CH SAB de CV, Series B(1)	1,900	8,620
Industrias Penoles SA de CV	1,500	70,279
Inmuebles Carso SAB de CV(1)	8,000	7,094
Kimberly-Clark de Mexico SAB de CV, Class A	14,100	28,739
Mexichem SAB de CV	9,100	33,917
Minera Frisco SAB de CV(1)	6,700	28,999
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	7,323
TV Azteca SAB de CV, Series CPO	9,900	6,475
Wal-Mart de Mexico SAB de CV, Series V	44,000	125,826

		$2,036,791

Morocco — 0.3%

Attijariwafa Bank	2,200	$86,742
Banque Centrale Populaire	1,400	32,253
Banque Marocaine du Commerce Exterieur (BMCE)	2,400	56,142
Ciments du Maroc	100	11,284
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	19,717
Delta Holding SA	1,800	8,558
Douja Promotion Groupe Addoha SA	5,400	40,064
Lafarge Ciments	300	53,811
Managem	200	38,292
Maroc Telecom	6,700	102,603

		$449,466

Netherlands — 1.1%

Akzo Nobel NV	2,570	$137,831
ASML Holding NV	5,376	273,547
Core Laboratories NV	558	76,435
Delta Lloyd NV	419	7,067
European Aeronautic Defence & Space Co.	4,342	171,590
Heineken Holding NV	757	35,059
Heineken NV	2,430	133,002
Koninklijke Ahold NV	14,060	178,455

See Notes to Consolidated Financial Statements.
19

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Netherlands (continued)

Koninklijke DSM NV	2,280	$130,838
Koninklijke KPN NV	20,678	185,645
Koninklijke Vopak NV	632	40,761
Philips Electronics NV(1)	1,237	24,617
QIAGEN NV(1)	4,497	74,356
Reed Elsevier NV	1,672	19,731
Royal Boskalis Westminster NV	640	23,378
Unilever NV	3,714	127,220
Vistaprint NV(1)	466	17,377

		$1,656,909

New Zealand — 0.2%

Auckland International Airport, Ltd.	35,350	$73,021
Chorus, Ltd.(1)	8,812	24,608
Contact Energy, Ltd.(1)	6,286	24,898
Fletcher Building, Ltd.	7,726	39,415
Sky City Entertainment Group, Ltd.	21,246	66,671
Telecom Corporation of New Zealand, Ltd.	32,008	68,816

		$297,429

Norway — 0.7%

DNB ASA	2,484	$26,774
Gjensidige Forsikring ASA	3,030	34,138
Norsk Hydro ASA	31,400	153,113
Orkla ASA	13,600	99,885
Seadrill, Ltd.	2,000	77,544
Statoil ASA	13,750	368,945
Telenor ASA	12,200	224,253
Yara International ASA	300	14,706

		$999,358

Panama — 0.0%(3)

Banco Latinoamericano de Comercio Exterior SA, Class E	936	$19,516
Copa Holdings SA, Class A	465	37,809

		$57,325

Peru — 0.4%

Alicorp SA	15,700	$42,453
Cia de Minas Buenaventura SA ADR	3,300	136,191
Credicorp, Ltd. ADR	900	117,819
Ferreyros SA	24,400	26,983
Grana y Montero SA	6,500	22,057
Intergroup Financial Services Corp.	500	16,400
Luz del Sur SAA	6,300	17,727
Southern Copper Corp.	3,807	125,174
Volcan Cia Minera SA, Class B	18,641	22,450

		$527,254

Philippines — 0.4%

Aboitiz Equity Ventures, Inc.	41,200	$49,632
Aboitiz Power Corp.	30,200	24,268
Alliance Global Group, Inc.	30,000	8,742
Ayala Corp.	2,600	26,425
Ayala Land, Inc.	65,600	33,185
Bank of the Philippine Islands	18,400	32,014
DMCI Holdings, Inc.	6,600	9,295
International Container Terminal Services, Inc.	4,500	7,221
JG Summit Holding, Inc.	50,500	39,785
Jollibee Foods Corp.	12,900	34,191
Manila Electric Co.	3,700	23,040
Metro Pacific Investments Corp.	263,000	27,873
Philex Mining Corp.	49,400	29,150
Philippine Long Distance Telephone Co.	770	47,113
Robinsons Land Corp.	20,000	8,177
San Miguel Corp.	9,500	25,244
Semirara Mining Corp.	5,500	32,694
SM Investments Corp.	3,300	54,412
SM Prime Holdings, Inc.	71,600	28,288

		$540,749

Poland — 0.6%

Agora SA	5,100	$19,251
Asseco Poland SA	2,600	38,704
Bank Pekao SA	1,400	66,063
Boryszew SA(1)	14,000	3,115
BRE Bank SA(1)	320	29,342
Budimex SA	150	3,772
Cyfrowy Polsat SA(1)	9,000	39,732
Emperia Holding SA	750	25,986
Enea SA	800	4,224
Eurocash SA	3,700	45,168
ING Bank Slaski SA	400	10,266
Jastrzebska Spolka Weglowa SA(1)	680	20,035
KGHM Polska Miedz SA	1,740	76,937
KOPEX SA(1)	550	3,358
Lubelski Wegiel Bogdanka SA	540	21,769
Netia SA(1)	2,300	4,407
NG2 SA	1,500	27,562
PBG SA	740	5,960

See Notes to Consolidated Financial Statements.
20

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)

Polimex-Mostostal SA	32,200	$10,426
Polish Oil & Gas	25,500	33,027
Polska Grupa Energetyczna SA	11,500	68,835
Polski Koncern Naftowy Orlen SA(1)	4,200	48,999
Powszechna Kasa Oszczednosci Bank Polski SA	9,600	102,965
Powszechny Zaklad Ubezpieczen SA	700	70,829
Tauron Polska Energia SA	23,200	34,413
Telekomunikacja Polska SA	13,350	69,811
TVN SA	8,900	27,079
Zaklady Azotowe Pulawy SA	120	3,654

		$915,689

Portugal — 0.2%

CIMPOR-Cimentos de Portugal, SGPS, SA	7,687	$56,234
EDP - Energias de Portugal SA	27,302	78,076
Galp Energia, SGPS, SA, Class B	3,874	60,989
Jeronimo Martins, SGPS, SA	4,644	86,910
Portugal Telecom, SGPS, SA	7,749	41,698

		$323,907

Qatar — 0.3%

Commercial Bank of Qatar	1,900	$37,526
Industries Qatar	2,940	117,732
Masraf Al Rayan	8,650	63,509
Qatar Electricity & Water Co.	880	34,395
Qatar Gas Transport Co., Ltd. (NAKILAT)	7,100	32,202
Qatar National Bank	3,178	116,168
Qatar National Cement Co.	600	17,536
Qatar Telecom QSC	2,210	85,204

		$504,272

Russia — 1.3%

CTC Media, Inc.	3,900	$42,237
Federal Grid Co. Unified Energy System JSC	3,969,600	36,167
Federal Hydrogenerating Co. ADR	14,400	50,112
LUKOIL OAO ADR	2,900	178,412
Mail.ru Group, Ltd. GDR(1)(4)	400	17,300
Mechel ADR(1)	2,900	25,201
MMC Norilsk Nickel GDR	4,000	71,159
Mobile TeleSystems OJSC	13,100	103,963
Novolipetsk Steel GDR(4)	1,300	28,080
OAO Gazprom ADR	28,600	331,247
OAO Inter Rao Ues	41,577,400	38,750
OAO Tatneft GDR	1,700	62,900
Pharmstandard OJSC GDR(1)(4)	2,600	45,500
PIK Group GDR(1)(4)	9,700	22,407
Rosneft Oil Co. OJSC GDR(1)(4)	10,200	72,917
Rostelecom(1)	15,600	72,484
Sberbank of Russia ADR	23,800	308,265
Severstal OAO GDR(4)	1,000	13,530
Surgutneftegas OJSC ADR	6,700	67,109
Surgutneftegas OJSC ADR, PFC Shares	65,700	43,589
Uralkali OJSC GDR(4)	1,500	56,765
VimpelCom, Ltd. ADR	4,800	48,912
VTB Bank OJSC GDR(1)(4)	15,600	65,380
X5 Retail Group NV GDR(1)(4)	2,100	53,088
Yandex NV, Class A(1)	1,300	30,836

		$1,886,310

Singapore — 1.0%

Ascendas Real Estate Investment Trust	39,000	$65,426
Avago Technologies, Ltd.	1,933	66,650
ComfortDelGro Corp., Ltd.	14,000	17,283
DBS Group Holdings, Ltd.	31,000	348,265
Fraser and Neave, Ltd.	1,000	5,675
Genting Singapore PLC(1)	11,000	15,327
Oversea-Chinese Banking Corp., Ltd.	32,000	231,087
Singapore Airlines, Ltd.	13,000	112,134
Singapore Press Holdings, Ltd.	30,000	96,116
Singapore Technologies Engineering, Ltd.	12,000	29,142
Singapore Telecommunications, Ltd.	71,000	178,598
United Overseas Bank, Ltd.	15,000	232,731
UOL Group, Ltd.	15,000	54,665

		$1,453,099

South Africa — 1.3%

ABSA Group, Ltd.	1,900	$39,156
Adcock Ingram Holdings, Ltd.	2,900	22,732
AECI, Ltd.	800	9,164
African Bank Investments, Ltd.	5,200	25,997
African Rainbow Minerals, Ltd.	1,000	23,306
Anglo Platinum, Ltd.	400	26,014
AngloGold Ashanti, Ltd.	2,000	68,578
Aquarius Platinum, Ltd.	2,700	5,727
Aveng, Ltd.	6,900	35,264
AVI, Ltd.	1,800	11,168
Barloworld, Ltd.	3,600	45,403
Bidvest Group, Ltd.	2,700	63,903
Capital Property Fund	19,700	23,518
Clicks Group, Ltd.	4,400	26,461

See Notes to Consolidated Financial Statements.
21

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Discovery Holdings, Ltd.	4,000	$26,473
FirstRand, Ltd.	20,200	65,695
Harmony Gold Mining Co., Ltd.	3,100	30,145
Impala Platinum Holdings, Ltd.	2,400	46,851
Imperial Holdings, Ltd.	1,800	39,139
Kumba Iron Ore, Ltd.	700	49,573
Kumba Resources, Ltd.	1,300	34,659
Liberty Holdings, Ltd.	800	9,078
Massmart Holdings, Ltd.	1,300	27,974
Medi-Clinic Corp., Ltd.	1,800	9,099
MMI Holdings, Ltd.	10,100	22,749
Mondi, Ltd.	1,000	9,223
Mr. Price Group, Ltd.	2,600	35,212
MTN Group, Ltd.	19,400	339,264
Murray & Roberts Holdings, Ltd.(1)	7,100	26,167
Nampak, Ltd.	2,900	8,373
Nedbank Group, Ltd.	1,300	28,369
Netcare, Ltd.	15,000	27,129
Remgro, Ltd.	2,500	42,364
Reunert, Ltd.	3,500	32,411
RMB Holdings, Ltd.	6,300	27,234
Sanlam, Ltd.	8,100	34,948
Sasol, Ltd.	2,600	123,616
Shoprite Holdings, Ltd.	2,700	46,701
Spar Group, Ltd.	2,000	31,289
Standard Bank Group, Ltd.	6,000	88,634
Steinhoff International Holdings, Ltd.(1)	12,600	45,979
Sun International, Ltd.	700	7,400
Telkom South Africa, Ltd.	2,100	6,428
Tiger Brands, Ltd.	900	33,009
Truworths International, Ltd.	3,500	37,397
Vodacom Group (Pty), Ltd.	3,000	41,714
Wilson Bayly Holmes-Ovcon, Ltd.	1,600	27,993
Woolworths Holdings, Ltd.	7,400	46,324

		$1,935,004

South Korea — 1.3%

Asiana Airlines, Inc.(1)	3,000	$16,924
BS Financial Group, Inc.	3,040	31,129
Celltrion, Inc.	1,330	37,317
Cheil Industries, Inc.	440	37,522
Cheil Worldwide, Inc.	400	6,941
CJ Corp.	100	6,893
Dongbu Insurance Co., Ltd.(1)	780	31,063
Hankook Tire Co., Ltd.	1,180	49,779
Hite-Jinro Co., Ltd.	300	6,483
Hynix Semiconductor, Inc.(1)	1,810	44,612
Hyundai Heavy Industries Co., Ltd.	180	44,730
Hyundai Marine & Fire Insurance Co., Ltd.	1,130	28,885
Hyundai Merchant Marine Co., Ltd.(1)	1,080	27,368
Hyundai Motor Co.	600	141,642
Hyundai Steel Co.	430	37,203
Industrial Bank of Korea	2,850	31,295
Kangwon Land, Inc.	1,890	40,461
Korea Electric Power Corp.(1)	2,200	42,205
Korea Express Co., Ltd.(1)	100	6,891
Korea Zinc Co., Ltd.	110	35,436
Korean Air Lines Co., Ltd.(1)	660	25,861
Korean Reinsurance Co.(1)	2,478	29,928
KT&G Corp.	810	55,589
LG Chem, Ltd.	210	52,492
LG Corp.	520	26,319
LG Display Co., Ltd.(1)	1,210	26,711
LG Electronics, Inc.	750	46,274
LG Hausys, Ltd.	100	5,710
LIG Insurance Co., Ltd.	1,290	26,713
NHN Corp.	200	45,213
POSCO	300	99,384
S-Oil Corp.	350	30,006
Samsung C&T Corp.	630	42,619
Samsung Electro-Mechanics Co., Ltd.	350	33,669
Samsung Electronics Co., Ltd.	330	403,907
Samsung Fine Chemicals Co., Ltd.	470	22,446
Samsung Fire & Marine Insurance Co., Ltd.	300	57,251
Samsung Heavy Industries Co., Ltd.	1,010	36,926
Samsung Life Insurance Co., Ltd.	720	63,560
Samsung Securities Co., Ltd.(1)	490	21,547
SK Broadband Co., Ltd.(1)	1,600	4,558
SK Chemicals Co., Ltd.	200	9,925
TONGYANG Securities, Inc.(1)	1,200	4,629
Woori Finance Holdings Co., Ltd.	3,910	40,908

		$1,916,924

Spain — 0.9%

Abertis Infraestructuras SA	4,368	$67,658
Acerinox SA	597	7,288
ACS Actividades de Construccion y Servicios SA	1,925	35,408
Amadeus IT Holding SA, Class A	3,690	75,541
Banco Popular Espanol SA	3,657	11,695
Bankia SA(1)	28,935	99,381
CaixaBank SA	13,351	46,024
Enagas	3,337	58,626

See Notes to Consolidated Financial Statements.
22

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Fomento de Construcciones y Contratas SA	2,174	$37,196
Grifols SA(1)	2,771	69,769
Iberdrola SA	27,876	129,895
Indra Sistemas SA	1,720	17,860
Industria de Diseno Textil SA	2,218	199,918
International Consolidated Airlines Group SA(1)	9,886	28,440
Red Electrica Corp. SA	1,728	75,231
Telefonica SA	18,796	274,473
Zardoya Otis SA	4,957	60,782

		$1,295,185

Sweden — 0.9%

Atlas Copco AB, Class A	2,000	$47,593
Atlas Copco AB, Class B	400	8,400
Boliden AB	9,300	149,552
Electrolux AB, Series B	1,561	34,807
Hennes & Mauritz AB, Class B(1)	4,900	168,014
Holmen AB, Class B	761	20,214
Husqvarna AB, Class B	9,200	52,971
Millicom International Cellular SA SDR	825	87,319
Nordea Bank AB	20,600	182,318
Skanska AB	4,200	68,400
Svenska Cellulosa AB, Class B	8,338	132,180
Swedbank AB, Class A	600	9,905
Tele2 AB, Class B	5,100	97,018
Telefonaktiebolaget LM Ericsson, Class B(1)	9,079	90,004
TeliaSonera AB	25,000	166,500

		$1,315,195

Switzerland — 1.4%

ABB, Ltd.(1)	413	$7,526
Allied World Assurance Co. Holdings AG	49	3,526
ARYZTA AG(1)	169	8,513
Baloise Holding AG	767	59,400
Givaudan SA(1)	48	46,598
Kuehne & Nagel International AG	333	40,494
Lindt & Spruengli AG	1	39,165
Lindt & Spruengli AG PC	19	61,936
Nestle SA	7,611	466,472
Novartis AG	6,807	375,857
Roche Holding AG PC	1,927	352,179
Schindler Holding AG	689	87,993
Schindler Holding AG PC	833	107,805
SGS SA	89	172,062
Sonova Holding AG(1)	94	10,389
Swatch Group, Ltd. (The)	245	19,585
Swatch Group, Ltd. (The), Bearer Shares	19	8,778
Swiss Life Holding AG(1)	61	6,240
Swisscom AG	352	131,090
Synthes, Inc.(4)	138	23,801
Tyco International, Ltd.	1,785	100,192
Weatherford International, Ltd.(1)	909	12,971

		$2,142,572

Taiwan — 1.3%

Acer, Inc.	32,000	$36,470
Advanced Semiconductor Engineering, Inc.	50,000	50,280
Ambassador Hotel	4,000	4,806
Asia Cement Corp.	30,000	35,929
Asia Optical Co., Inc.(1)	4,000	3,305
Asustek Computer, Inc.	6,000	60,273
AU Optronics Corp.	85,000	38,248
Catcher Technology Co., Ltd.	5,000	31,746
Cathay Financial Holding Co., Ltd.	35,000	36,795
Chang Hwa Commercial Bank	36,000	19,849
Cheng Shin Rubber Industry Co., Ltd.	15,000	37,185
Chimei Innolux Corp.(1)	89,000	36,639
China Airlines, Ltd.	68,178	26,388
China Development Financial Holding Corp.	32,000	8,051
Chinatrust Financial Holding Co., Ltd.	61,948	39,268
Chong Hong Construction Co., Ltd.	2,000	4,082
Chunghwa Telecom Co., Ltd.	27,000	84,424
Compal Electronics, Inc.	42,000	48,083
Delta Electronics, Inc.	20,000	59,075
EVA Airways Corp.	9,000	5,379
Far Eastern Department Stores, Ltd.	17,000	18,212
Far Eastern International Bank	17,000	6,709
Far Eastern New Century Corp.	39,000	43,785
Far EasTone Telecommunications Co., Ltd.	15,000	32,458
First Financial Holding Co., Ltd.	38,000	22,644
Formosa Chemicals & Fibre Corp.	19,000	54,841
Formosa Petrochemical Corp.	10,000	30,967
Formosa Plastics Corp.	23,000	65,053
Formosan Rubber Group, Inc.	4,000	2,551
Foxconn International Holdings, Ltd.(1)	16,000	7,566
Foxconn Technology Co., Ltd.	12,000	42,000
Fubon Financial Holding Co., Ltd.	33,000	34,141
Giant Manufacturing Co., Ltd.	6,000	30,001
Goldsun Development & Construction Co., Ltd.	10,000	3,829
Hotai Motor Co., Ltd.	3,000	18,987
Hua Nan Financial Holdings Co., Ltd.	43,026	23,751

See Notes to Consolidated Financial Statements.
23

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Kerry TJ Logistics Co., Ltd.	7,000	$7,882
Mega Financial Holding Co., Ltd.	60,000	47,173
Nan Ya Plastics Corp.	29,000	59,502
Pou Chen Corp.	33,000	28,189
President Chain Store Corp.	5,000	26,723
Quanta Computer, Inc.	24,000	62,798
Radiant Opto-Electronics Corp.	10,000	41,719
Radium Life Tech Co., Ltd.	5,368	3,918
Ruentex Industries, Ltd.	11,000	19,019
Sanyang Industrial Co., Ltd.	8,000	4,588
Shin Kong Synthetic Fibers Corp.	12,000	3,613
Siliconware Precision Industries Co., Ltd.	40,000	47,147
Sincere Navigation	6,000	5,951
Solar Applied Materials Technology Corp.	7,000	9,881
Standard Foods Corp.	2,000	6,193
Synnex Technology International Corp.	18,000	42,036
Taishin Financial Holdings Co., Ltd.	54,000	20,737
Taiwan Cement Corp.	23,000	27,261
Taiwan Cooperative Financial Holding Co., Ltd.(1)	35,000	21,509
Taiwan Fertilizer Co., Ltd.	11,000	26,174
Tong Yang Industry Co., Ltd.	5,000	4,940
TPK Holding Co., Ltd.(1)	3,000	36,610
TTY Biopharm Co., Ltd.	2,000	6,885
Uni-President Enterprises Corp.	31,000	48,039
United Microelectronics Corp.	108,000	56,492
Waterland Financial Holdings	12,000	4,080
Wei Chuan Food Corp.	4,000	4,354
Wistron Corp.	29,000	43,264
Yageo Corp.	36,000	10,291
Yieh Phui Enterprise	9,000	3,081
Yuanta Financial Holding Co., Ltd.(1)	56,000	26,676
Yuen Foong Yu Paper Manufacturing Co., Ltd.	9,000	4,050
Yulon Motor Co., Ltd.	13,000	20,714

		$1,885,259

Thailand — 0.8%

Advanced Info Service PCL(5)	19,800	$117,737
Airports of Thailand PCL(5)	3,200	6,438
Bangkok Bank PCL(5)	5,800	36,501
Bangkok Dusit Medical Services PCL(5)	1,800	5,378
Bank of Ayudhya PCL(5)	33,700	30,923
Banpu PCL(5)	1,100	19,919
BEC World PCL(5)	15,500	25,908
Berli Jucker PCL(5)	18,000	24,985
Big C Supercenter PCL(5)	4,000	24,645
Bumrungrad Hospital PCL(5)	3,800	7,524
Central Pattana PCL(5)	3,900	6,347
Charoen Pokphand Foods PCL(5)	35,500	46,933
CP ALL PCL(1)(5)	22,700	56,193
Delta Electronics (Thailand) PCL(5)	7,300	5,853
Dynasty Ceramic PCL(5)	2,900	5,998
Electricity Generating PCL(5)	7,500	23,858
Esso Thailand PCL(5)	18,000	6,845
Glow Energy PCL(5)	13,700	29,900
Hana Microelectronics PCL(5)	8,700	6,323
Home Product Center PCL(5)	13,300	6,044
IRPC PCL(5)	142,000	20,077
Kasikornbank PCL(5)	11,500	60,773
Krung Thai Bank PCL(5)	38,600	22,530
Land & Houses PCL(5)	21,600	5,614
Minor International PCL(5)	44,000	20,120
PTT Exploration & Production PCL(5)	10,200	58,774
PTT Global Chemical PCL(5)	12,700	28,378
PTT PCL(5)	7,600	86,428
Ratchaburi Electricity Generating Holding PCL(5)	3,000	4,072
Robinson Department Store PCL(5)	3,700	6,386
Shin Corp. PCL(5)	3,500	6,494
Siam Cement PCL(5)	2,800	31,843
Siam City Cement PCL(5)	500	5,340
Siam Commercial Bank PCL(5)	15,000	73,129
Siam Makro PCL(5)	600	7,455
Sino Thai Engineering & Construction PCL(5)	35,300	15,465
Thai Beverage PCL	120,000	31,925
Thai Oil PCL(5)	10,200	22,376
Thai Union Frozen Products PCL(5)	9,300	21,997
Thanachart Capital PCL(5)	5,000	5,145
TMB Bank PCL(5)	355,700	19,632
Total Access Communication PCL(5)	13,600	36,484
TPI Polene PCL(5)	11,900	5,451
True Corp. PCL(1)	206,200	24,678

		$1,114,818

Turkey — 0.6%

Akbank TAS	17,200	$63,939
Akenerji Elektrik Uretim AS(1)	1,900	2,305
Aksa Akrilik Kimya Sanayii AS	1,200	2,941
Anadolu Efes Biracilik ve Malt Sanayii AS	2,700	38,060
Arcelik AS	4,800	21,063
BIM Birlesik Magazalar AS	1,500	62,563
Cimsa Cimento Sanayi ve Ticaret AS	800	3,581
Coca-Cola Icecek AS	1,500	21,109
Dogan Sirketler Grubu Holding AS(1)	10,000	4,724

See Notes to Consolidated Financial Statements.
24

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	$3,060
Enka Insaat ve Sanayi AS	14,800	46,376
Eregli Demir ve Celik Fabrikalari TAS	28,600	38,969
Ford Otomotiv Sanayi AS	400	3,682
Haci Omer Sabanci Holding AS	10,100	42,007
Ihlas Holding AS(1)	7,300	4,740
Is Gayrimenkul Yatirim Ortakligi AS	4,700	3,132
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	38,500	21,048
KOC Holding AS	16,300	60,540
Koza Altin Isletmeleri AS	1,200	26,003
Petkim Petrokimya Holding AS(1)	15,600	18,555
Tekfen Holding AS	6,700	24,430
Tofas Turk Otomobil Fabrikasi AS	900	3,986
Trakya Cam Sanayii AS	2,200	3,171
Tupras-Turkiye Petrol Rafinerileri AS	2,200	46,067
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	23,500	35,991
Turk Sise ve Cam Fabrikalari AS	7,800	13,331
Turk Telekomunikasyon AS	10,000	43,813
Turkcell Iletisim Hizmetleri AS(1)	15,100	75,130
Turkiye Garanti Bankasi AS(1)	23,400	86,148
Turkiye Halk Bankasi AS	3,400	23,834
Turkiye Is Bankasi	16,900	38,708
Turkiye Sinai Kalkinma Bankasi AS	3,100	4,027
Turkiye Vakiflar Bankasi TAO	12,700	22,796
Ulker Gida Sanayi ve Ticaret AS	1,200	3,636
Yapi ve Kredi Bankasi AS(1)	10,700	19,818
Yazicilar Holding AS	3,200	22,023

		$955,306

United Arab Emirates — 0.4%

Abu Dhabi Commercial Bank (PJSC)(1)	79,300	$71,949
Abu Dhabi National Hotels	13,000	7,068
Air Arabia (PJSC)	60,200	9,651
Aldar Properties (PJSC)	60,000	18,779
Dana Gas(1)	280,000	34,071
DP World, Ltd.	9,000	102,963
Dubai Financial Market(1)	32,100	9,768
Dubai Islamic Bank (PJSC)	26,000	13,912
Emaar Properties (PJSC)(1)	103,300	91,458
First Gulf Bank (PJSC)	15,600	38,130
National Bank of Abu Dhabi (PJSC)	35,235	83,488
Ras Al Khaimah Ceramics(1)	26,200	11,384
Union National Bank	35,200	28,020

		$520,641

United Kingdom — 2.8%

Amdocs, Ltd.(1)	457	$14,624
Anglo American PLC	202	7,806
Aon PLC	2,312	119,762
AstraZeneca PLC	6,729	294,874
BAE Systems PLC	53,857	258,095
BG Group PLC	9,709	229,086
BHP Billiton PLC	5,738	184,717
BP PLC	34,153	246,725
Burberry Group PLC	1,317	31,745
Centrica PLC	46,286	230,297
Compass Group PLC	6,536	68,329
Experian PLC	6,703	105,869
GlaxoSmithKline PLC	3,227	74,548
Imperial Tobacco Group PLC	215	8,598
Kingfisher PLC	37,177	175,325
National Grid PLC	1,714	18,509
Next PLC	3,078	146,381
Reckitt Benckiser Group PLC	334	19,443
Reed Elsevier PLC	6,308	52,199
Resolution, Ltd.	4,229	15,363
Rexam PLC	2,761	19,273
Rolls-Royce Holdings PLC(1)	18,777	251,056
Rolls-Royce Holdings PLC, PFC Shares(1)	1,990,362	3,230
Royal Dutch Shell PLC, Class A	10,850	386,975
Royal Dutch Shell PLC, Class B	7,960	291,292
SABMiller PLC	420	17,652
Sage Group PLC (The)	22,318	103,691
Serco Group PLC	9,381	82,665
Shire PLC	7,124	232,190
SSE PLC	1,270	27,233
Tesco PLC	711	3,664
Unilever PLC	245	8,370
Vodafone Group PLC	79,919	221,213
Whitbread PLC	1,537	48,083
WM Morrison Supermarkets PLC	41,765	190,229

		$4,189,111

United States — 20.3%

3M Co.	2,767	$247,259
A.O. Smith Corp.	271	12,900
Abbott Laboratories	3,419	212,183
Abercrombie & Fitch Co., Class A	251	12,593
ABIOMED, Inc.(1)	190	4,623
AboveNet, Inc.(1)	50	4,159
Acuity Brands, Inc.	62	3,445
Advance Auto Parts, Inc.	215	19,737

See Notes to Consolidated Financial Statements.
25

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Advanced Energy Industries, Inc.(1)	178	$2,125
Advisory Board Co. (The)(1)	255	23,246
AGL Resources, Inc.	1,729	68,174
Air Products and Chemicals, Inc.	858	73,350
Airgas, Inc.	584	53,518
Akamai Technologies, Inc.(1)	501	16,333
Alaska Air Group, Inc.(1)	1,448	48,942
Alaska Communications Systems Group Inc.	402	1,029
Alcoa, Inc.	3,309	32,197
Alere, Inc.(1)	638	15,242
Alexander & Baldwin, Inc.	40	2,046
Alexion Pharmaceuticals, Inc.(1)	1,008	91,043
Allegheny Technologies, Inc.	423	18,164
Allegiant Travel Co.(1)	56	3,291
Allergan, Inc.	1,480	142,080
Alliant Energy Corp.	254	11,491
Allied Nevada Gold Corp.(1)	550	16,109
Allscripts Healthcare Solutions, Inc.(1)	87	964
Alpha & Omega Semiconductor, Ltd.(1)	4,459	44,100
Altera Corp.	1,429	50,830
Altria Group, Inc.	8,853	285,155
Amazon.com, Inc.(1)	899	208,478
American Express Co.	1,693	101,936
American Greetings Corp.	196	3,136
American States Water Co.	92	3,352
American Tower Corp.	2,130	139,685
American Water Works Co., Inc.	2,751	94,194
Amerigroup Corp.(1)	203	12,537
AmerisourceBergen Corp.	1,177	43,796
Amgen, Inc.	1,531	108,869
Amyris, Inc.(1)	81	254
Analog Devices, Inc.	2,614	101,894
Analogic Corp.	311	21,213
AOL, Inc.(1)	1,281	32,076
Apple, Inc.(1)	890	519,974
Applied Industrial Technologies, Inc.	436	17,135
Applied Materials, Inc.	2,578	30,910
Applied Micro Circuits Corp.(1)	2,388	13,325
AptarGroup, Inc.	278	15,154
Aqua America, Inc.	1,878	42,649
Archipelago Learning, Inc.(1)	1,979	21,908
Ardea Biosciences, Inc.(1)	84	2,676
Arkansas Best Corp.	146	2,240
Artesian Resources Corp., Class A	193	3,684
Arthur J. Gallagher & Co.	913	34,292
Ascena Retail Group, Inc.(1)	684	14,008
Ascent Media Corp., Class A(1)	357	18,385
Associated Banc Corp.	2,471	32,938
Astoria Financial Corp.	1,769	17,142
AT&T, Inc.	14,160	466,006
Athenahealth, Inc.(1)	267	19,344
Atmel Corp.(1)	1,548	13,731
ATMI, Inc.(1)	154	3,236
Atmos Energy Corp.	136	4,431
Automatic Data Processing, Inc.	3,483	193,724
AutoNation, Inc.(1)	435	15,042
AutoZone, Inc.(1)	203	80,420
Auxilium Pharmaceuticals, Inc.(1)	107	1,917
Avid Technology, Inc.(1)	268	2,329
Axis Capital Holdings, Ltd.	1,105	37,592
AZZ, Inc.	509	26,320
Badger Meter, Inc.	95	3,509
Balchem Corp.	310	8,959
Bank of Hawaii Corp.	1,027	50,210
Bank of New York Mellon Corp. (The)	2,194	51,888
Bank of the Ozarks, Inc.	480	14,832
Bankfinancial Corp.	6,680	44,489
BankUnited, Inc.	892	21,943
Banner Corp.	95	2,085
BB&T Corp.	2,481	79,491
Beneficial Mutual Bancorp, Inc.(1)	2,062	17,878
Berkshire Hathaway, Inc., Class B(1)	2,267	182,380
Biglari Holdings, Inc.(1)	9	3,657
Bio Reference Labs, Inc.(1)	808	17,227
Biogen Idec, Inc.(1)	489	65,531
BioMarin Pharmaceutical, Inc.(1)	519	18,009
BJ’s Restaurants, Inc.(1)	404	17,449
Bob Evans Farms, Inc.	250	9,560
Boston Private Financial Holdings, Inc.	2,240	20,877
Briggs & Stratton Corp.	114	2,063
Bristol-Myers Squibb Co.	5,122	170,921
Brookdale Senior Living, Inc.(1)	100	1,901
Brookline Bancorp, Inc.	365	3,278
Brooks Automation, Inc.	278	3,269
Brown and Brown, Inc.	1,635	44,096
Buffalo Wild Wings, Inc.(1)	272	22,807
Bunge, Ltd.	1,238	79,851
C.H. Robinson Worldwide, Inc.	1,466	87,579
Cabot Microelectronics Corp.	267	9,179
CACI International, Inc.(1)	279	17,055
Cal Dive International, Inc.(1)	742	2,872
California Water Service Group	176	3,187

See Notes to Consolidated Financial Statements.
26

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Calpine Corp.(1)	289	$5,419
Campbell Soup Co.	3,211	108,628
Capital One Financial Corp.	1,006	55,813
Capitol Federal Financial, Inc.	2,473	29,206
CARBO Ceramics, Inc.	22	1,850
Carnival Corp.	1,802	58,547
Cash America International, Inc.	371	17,344
Caterpillar, Inc.	355	36,483
Cathay General Bancorp	119	2,049
Cato Corp. (The)	716	19,926
Cavium, Inc.(1)	570	16,678
Celgene Corp.(1)	1,710	124,693
Centene Corp.(1)	365	14,450
CenturyLink, Inc.	4,143	159,754
Cerner Corp.(1)	1,434	116,283
CH Energy Group, Inc.	61	4,003
Charles River Laboratories(1)	1,062	37,733
Charming Shoppes, Inc.(1)	479	2,826
Cheesecake Factory, Inc. (The)(1)	534	16,821
Chemed Corp.	36	2,172
Chemical Financial Corp.	534	11,785
Chevron Corp.	3,689	393,100
Children’s Place Retail Stores, Inc. (The)(1)	61	2,805
Chipotle Mexican Grill, Inc.(1)	222	91,941
CIRCOR International, Inc.	48	1,494
Cirrus Logic, Inc.(1)	932	25,518
CIT Group, Inc.(1)	495	18,736
Citigroup, Inc.	2,437	80,518
City Holding Co.	521	17,375
City National Corp.	1,034	55,071
Clean Energy Fuels Corp.(1)	1,714	32,977
Clean Harbors, Inc.(1)	806	55,001
Clear Channel Outdoor Holdings, Inc.(1)	228	1,726
Clearwire Corp.(1)	866	1,269
Clorox Co. (The)	1,193	83,629
Coach, Inc.	1,321	96,644
Coca Cola Bottling Co. Consolidated	398	25,532
Coca-Cola Co. (The)	4,231	322,910
Coeur d’Alene Mines Corp.(1)	290	6,249
Cogent Communications Group, Inc.(1)	202	3,783
Cognizant Technology Solutions Corp., Class A(1)	1,660	121,711
Columbia Banking System, Inc.	563	11,536
Comcast Corp., Class A	2,088	63,329
Comerica, Inc.	1,721	55,106
Comfort Systems USA, Inc.	269	2,846
Commerce Bancshares, Inc.	135	5,413
Commercial Metals Co.	134	1,981
comScore, Inc.(1)	719	14,322
Concho Resources, Inc.(1)	45	4,823
ConocoPhillips	3,614	258,871
Consolidated Edison, Inc.	2,552	151,716
Consolidated Graphics, Inc.(1)	484	19,355
Consolidated-Tomoka Land Co.	113	3,322
Corporate Executive Board Co. (The)	80	3,310
Costar Group, Inc.(1)	320	23,325
Costco Wholesale Corp.	2,830	249,521
Covanta Holding Corp.	1,490	23,914
Credit Acceptance Corp.(1)	192	18,054
Cree, Inc.(1)	606	18,725
Cullen/Frost Bankers, Inc.	777	45,812
Cummins, Inc.	602	69,730
CVR Energy, Inc.(1)	122	3,704
CVS Caremark Corp.	2,730	121,813
Cypress Semiconductor Corp.(1)	160	2,480
Danaher Corp.	1,617	87,674
Darden Restaurants, Inc.	1,383	69,261
Delta Air Lines, Inc.(1)	2,450	26,852
Deluxe Corp.	70	1,667
Dexcom, Inc.(1)	963	9,428
DFC Global Corp.(1)	986	17,235
Dime Community Bancshares, Inc.	239	3,313
Discovery Communications, Inc., Class A(1)	1,264	68,787
Dollar Tree, Inc.(1)	159	16,164
Dominion Resources, Inc.	2,210	115,340
Donaldson Co., Inc.	148	5,130
DSW, Inc., Class A	62	3,488
Ducommun, Inc.(1)	1,731	20,426
Duke Energy Corp.	8,079	173,133
Dycom Industries, Inc.(1)	1,000	23,390
E.I. du Pont de Nemours & Co.	2,764	147,763
Earthlink, Inc.	1,653	13,422
eBay, Inc.(1)	1,919	78,775
Ecolab, Inc.	1,743	111,012
Edwards Lifesciences Corp.(1)	628	52,105
El Paso Corp.	1,005	29,818
Eli Lilly & Co.	3,229	133,648
EMC Corp.(1)	3,799	107,170
EMCOR Group, Inc.	999	29,291
Emergent Biosolutions, Inc.(1)	156	2,193
Emeritus Corp.(1)	159	2,735
Emerson Electric Co.	3,077	161,666
Encore Wire Corp.	63	1,606

See Notes to Consolidated Financial Statements.
27

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Endurance Specialty Holdings, Ltd.	45	$1,808
EnergySolutions, Inc.(1)	441	1,857
Ennis, Inc.	1,146	18,061
EnPro Industries, Inc.(1)	539	22,320
Ensign Group, Inc. (The)	73	1,950
Enzon Pharmaceuticals, Inc.(1)	394	2,455
Equinix, Inc.(1)	397	65,187
Erie Indemnity Co.	207	15,918
Essa Bancorp, Inc.	5,772	56,277
Everest Re Group, Ltd.	428	42,415
Exelon Corp.	1,921	74,938
Expeditors International of Washington, Inc.	855	34,200
Exponent, Inc.(1)	386	18,451
Express Scripts Holding Co.(1)	535	29,848
Exterran Holdings, Inc.(1)	1,330	17,968
Exxon Mobil Corp.	5,207	449,572
EZCorp, Inc.(1)	560	15,002
FactSet Research Systems, Inc.	591	61,972
Family Dollar Stores, Inc.	1,027	69,374
Farmer Bros Co.(1)	1,466	13,341
Fastenal Co.	688	32,212
FedEx Corp.	1,514	133,595
Fidelity National Information Services, Inc.	1,757	59,158
First Cash Financial Services, Inc.(1)	448	18,350
First Citizens BancShares, Inc.	21	3,639
First Commonwealth Financial Corp.	2,296	14,763
First Financial Bankshares, Inc.	52	1,760
First Horizon National Corp.	4,074	37,399
First Midwest Bancorp, Inc.	1,278	13,611
First Niagara Financial Group, Inc.	5,170	46,220
Fluor Corp.	543	31,358
Flushing Financial Corp.	237	3,088
Foot Locker, Inc.	143	4,374
Formfactor, Inc.(1)	278	1,557
Forrester Research, Inc.	85	3,013
Franklin Financial Corp.(1)	1,674	24,072
Fred’s, Inc., Class A	136	1,948
Freeport-McMoRan Copper & Gold, Inc.	1,779	68,136
Fresh Del Monte Produce, Inc.	545	12,628
Frontier Communications Corp.	8,161	32,970
FTI Consulting, Inc.(1)	113	4,106
Gartner, Inc.(1)	906	39,683
Gaylord Entertainment Co.(1)	570	17,944
General Electric Co.	10,527	206,119
General Mills, Inc.	2,350	91,391
Genesco, Inc.(1)	287	21,525
Geron Corp.(1)	708	1,189
Global Payments, Inc.	916	42,530
Global Power Equipment Group, Inc.(1)	486	12,155
Globe Specialty Metals, Inc.	100	1,334
Google, Inc., Class A(1)	463	280,221
Gorman-Rupp Co. (The)	396	11,405
Graco, Inc.	68	3,625
Granite Construction, Inc.	217	6,041
Greatbatch, Inc.(1)	748	17,421
Gulfmark Offshore, Inc.(1)	72	3,468
Halliburton Co.	1,149	39,319
Halozyme Therapeutics, Inc.(1)	360	2,912
Hancock Holding Co.	96	3,089
Harsco Corp.	72	1,606
Hawaiian Electric Industries Co.	635	16,853
Haynes International, Inc.	345	21,518
HeartWare International, Inc.(1)	378	29,469
Herbalife, Ltd.	344	24,190
Hewlett-Packard Co.	2,237	55,388
Hittite Microwave Corp.(1)	494	26,449
HMS Holdings Corp.(1)	1,512	36,379
HollyFrontier Corp.	2,683	82,690
Hologic, Inc.(1)	891	17,036
Home BancShares, Inc.	131	3,817
Home Depot, Inc. (The)	2,991	154,904
Home Federal Bancorp Inc.	165	1,615
Howard Hughes Corp. (The)(1)	310	20,804
Hubbell, Inc., Class B	28	2,247
Humana, Inc.	371	29,932
Huron Consulting Group, Inc.(1)	508	17,902
Hyatt Hotels Corp.(1)	535	23,021
IAC/InterActiveCorp	867	41,746
IBERIABANK Corp.	578	29,518
ICF International, Inc.(1)	619	15,438
ICG Group, Inc.(1)	154	1,460
ICU Medical, Inc.(1)	110	5,774
IDEX Corp.	85	3,681
IHS, Inc.(1)	558	56,397
Illinois Tool Works, Inc.	2,485	142,589
Illumina, Inc.(1)	515	22,933
Imation Corp.(1)	247	1,433
ImmunoGen, Inc.(1)	244	3,111
Incyte Corp.(1)	209	4,740
Independent Bank Corp.	64	1,796
Insperity, Inc.	424	11,562
Insulet Corp.(1)	293	5,233

See Notes to Consolidated Financial Statements.
28

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Integrys Energy Group, Inc.	1,243	$67,918
Intel Corp.	11,395	323,618
International Business Machines Corp.	2,045	423,479
International Rectifier Corp.(1)	819	17,879
Investors Bancorp, Inc.(1)	348	5,373
IPC The Hospitalist Co., Inc.(1)	70	2,689
Isis Pharmaceuticals, Inc.(1)	414	3,312
ITC Holdings Corp.	89	6,894
J.B. Hunt Transport Services, Inc.	68	3,762
Jack Henry & Associates, Inc.	616	20,919
Jacobs Engineering Group, Inc.(1)	438	19,198
JetBlue Airways Corp.(1)	3,481	16,535
John Wiley & Sons, Inc., Class A	385	17,398
Johnson & Johnson	4,488	292,124
Jones Lang LaSalle, Inc.	274	21,904
Jos. A. Bank Clothiers, Inc.(1)	312	14,836
Kaiser Aluminum Corp.	64	3,364
Kaydon Corp.	53	1,300
Kellogg Co.	1,309	66,196
Kennametal, Inc.	372	15,710
Kensey Nash Corp.	1,101	31,301
KeyCorp	2,009	16,152
Kimberly-Clark Corp.	678	53,203
Kinder Morgan, Inc.	3,074	110,357
Kirby Corp.(1)	273	18,119
Knight Transportation, Inc.	1,032	16,945
Kohl’s Corp.	1,568	78,604
Kraft Foods, Inc., Class A	4,114	164,025
L.B. Foster Co., Class A	65	1,743
Laboratory Corp. of America Holdings(1)	688	60,468
Laclede Group, Inc. (The)	85	3,347
Lam Research Corp.(1)	462	19,242
Landec Corp.(1)	3,409	21,954
Landstar System, Inc.	65	3,482
Lattice Semiconductor Corp.(1)	465	2,539
Layne Christensen Co.(1)	121	2,487
Lennox International, Inc.	972	42,185
Liberty Media Corp. - Capital, Class A(1)	49	4,285
Lincoln Electric Holdings, Inc.	46	2,254
Lindsay Corp.	49	3,273
Live Nation, Inc.(1)	312	2,827
LivePerson, Inc.(1)	524	8,321
Loews Corp.	1,460	60,050
LogMeIn, Inc.(1)	288	10,371
Lowe’s Companies, Inc.	3,446	108,446
LSI Corp.(1)	2,402	19,312
Luby’s, Inc.(1)	3,481	21,304
Luminex Corp.(1)	903	22,611
M&T Bank Corp.	1,544	133,201
Madison Square Garden Co. (The)(1)	472	16,978
Marathon Oil Corp.	1,966	57,682
Marathon Petroleum Corp.	3,866	160,864
Marriott International, Inc., Class A	896	35,025
Marriott Vacations Worldwide Corp.(1)	29	856
Marsh & McLennan Cos., Inc.	4,787	160,125
Martin Marietta Materials, Inc.	507	42,020
Marvell Technology Group, Ltd.(1)	1,026	15,400
MasterCard, Inc., Class A	409	184,978
Materion Corp.(1)	63	1,557
Maxim Integrated Products, Inc.	362	10,708
MAXIMUS, Inc.	448	19,824
McCormick & Co., Inc.	1,181	66,030
McDonald’s Corp.	4,105	400,032
McEwen Mining, Inc.(1)	366	1,387
McGraw-Hill Cos., Inc. (The)	2,451	120,516
McKesson Corp.	802	73,311
McMoRan Exploration Co.(1)	228	2,006
MDC Holdings, Inc.	152	4,273
Medicines Co. (The)(1)	888	19,616
Medivation, Inc.(1)	181	14,639
Men’s Wearhouse, Inc. (The)	473	17,520
Merck & Co., Inc.	5,976	234,498
Meredith Corp.	600	17,298
MGE Energy, Inc.	413	18,891
Micrel, Inc.	1,588	17,293
Microchip Technology, Inc.	1,511	53,399
Microsoft Corp.	10,831	346,809
Middleby Corp.(1)	20	2,029
Minerals Technologies, Inc.	40	2,684
Mohawk Industries, Inc.(1)	151	10,120
Monsanto Co.	1,241	94,539
Morningstar, Inc.	230	13,276
MSCI, Inc., Class A(1)	554	20,271
Mueller Industries, Inc.	843	38,534
Murphy Oil Corp.	816	44,856
MWI Veterinary Supply, Inc.(1)	182	17,181
MYR Group, Inc.(1)	151	2,525
Nash Finch Co.	1,257	31,551
National Fuel Gas Co.	69	3,265
National Healthcare Corp.	397	18,103
National Oilwell Varco, Inc.	667	50,532
Nektar Therapeutics(1)	3,830	29,185

See Notes to Consolidated Financial Statements.
29

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Neogen Corp.(1)	43	$1,677
NetApp, Inc.(1)	977	37,937
Netflix, Inc.(1)	314	25,164
Neustar, Inc., Class A(1)	1,008	36,641
New Jersey Resources Corp.	471	20,366
New York Community Bancorp, Inc.	6,034	81,399
Newmont Mining Corp.	3,902	185,930
NextEra Energy, Inc.	1,558	100,257
Nordic American Tankers, Ltd.	221	3,209
Nordson Corp.	36	1,940
Nordstrom, Inc.	704	39,325
Northeast Utilities	85	3,125
Northern Trust Corp.	1,603	76,287
Northwest Bancshares, Inc.	1,264	15,572
Northwest Natural Gas Co.	439	20,062
NPS Pharmaceuticals, Inc.(1)	322	2,306
Nucor Corp.	2,041	80,028
Nutraceutical International Corp.(1)	2,013	30,859
NVR, Inc.(1)	64	50,172
O’Reilly Automotive, Inc.(1)	697	73,506
Occidental Petroleum Corp.	790	72,064
Ocwen Financial Corp.(1)	210	3,131
OGE Energy Corp.	1,366	73,709
Old Republic International Corp.	188	1,871
Omnicare, Inc.	523	18,221
Omnicell, Inc.(1)	750	10,702
Omnicom Group, Inc.	1,150	59,006
Oneok, Inc.	1,148	98,602
Onyx Pharmaceuticals, Inc.(1)	75	3,413
OpenTable, Inc.(1)	392	17,534
Optimer Pharmaceuticals, Inc.(1)	224	3,315
Oracle Corp.	4,395	129,169
OraSure Technologies, Inc.(1)	319	3,659
Oritani Financial Corp.	251	3,720
Overseas Shipholding Group, Inc.	133	1,556
PacWest Bancorp	170	4,049
Panera Bread Co., Class A(1)	336	53,061
Papa John’s International, Inc.(1)	88	3,545
Park National Corp.	28	1,883
Parker Hannifin Corp.	637	55,859
PartnerRe, Ltd.	711	49,500
Paychex, Inc.	1,915	59,327
Penn National Gaming, Inc.(1)	436	19,611
PennyMac Mortgage Investment Trust	1,550	31,449
Pentair, Inc.	87	3,771
People’s United Financial, Inc.	4,938	60,935
PepsiCo, Inc.	5,056	333,696
Perrigo Co.	458	48,044
PF Chang’s China Bistro, Inc.	974	38,658
Pfizer, Inc.	8,932	204,811
PG&E Corp.	1,670	73,781
Philip Morris International, Inc.	4,650	416,221
Piedmont Natural Gas Co., Inc.	1,147	34,961
Pinnacle Financial Partners, Inc.(1)	706	12,920
Platinum Underwriters Holdings, Ltd.	525	19,225
PNC Financial Services Group, Inc.	1,109	73,549
PNM Resources, Inc.	251	4,709
Popular, Inc.(1)	1,476	2,627
Portland General Electric Co.	180	4,649
Power Integrations, Inc.	82	3,106
PPG Industries, Inc.	575	60,513
Praxair, Inc.	1,590	183,963
priceline.com, Inc.(1)	318	241,941
Pricesmart, Inc.	66	5,448
PrivateBancorp, Inc.	153	2,407
Procter & Gamble Co.	4,822	306,872
Progress Energy, Inc.	1,564	83,236
Provident Financial Services, Inc.	968	14,230
PulteGroup, Inc.(1)	1,722	16,944
Quad Graphics, Inc.	958	12,876
Quanex Building Products Corp.	1,483	27,332
Quanta Services, Inc.(1)	1,816	40,170
Rackspace Hosting, Inc.(1)	363	21,087
Ralph Lauren Corp.	134	23,084
Rambus, Inc.(1)	162	825
RBC Bearings, Inc.(1)	74	3,469
RealNetworks, Inc.	1,944	18,604
Red Robin Gourmet Burgers, Inc.(1)	583	20,790
Regal-Beloit Corp.	330	22,321
Regeneron Pharmaceuticals, Inc.(1)	232	31,380
Regions Financial Corp.	4,044	27,257
Reliance Steel & Aluminum Co.	64	3,577
RenaissanceRe Holdings, Ltd.	605	47,226
Renasant Corp.	115	1,840
Republic Airways Holdings, Inc.(1)	10,035	51,078
Republic Services, Inc.	3,378	92,456
Resolute Energy Corp.(1)	216	2,292
Retail Opportunity Investments Corp.	2,403	29,196
Reynolds American, Inc.	3,034	123,878
Riverbed Technology, Inc.(1)	394	7,774
Rockville Financial, Inc.	165	1,932
Rockwell Automation, Inc.	283	21,887

See Notes to Consolidated Financial Statements.
30

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Rosetta Stone, Inc.(1)	2,332	$24,393
Ross Stores, Inc.	632	38,925
Royal Gold, Inc.	790	48,948
RR Donnelley & Sons Co.	3,058	38,256
RTI International Metals, Inc.(1)	124	3,044
Rubicon Technology, Inc.(1)	160	1,512
Ryland Group, Inc.	1,230	27,687
S&T Bancorp, Inc.	987	18,477
Salix Pharmaceuticals, Ltd.(1)	49	2,421
Sandy Spring Bancorp, Inc.	98	1,765
Savient Pharmaceuticals, Inc.(1)	443	1,050
SBA Communications Corp., Class A(1)	993	53,364
SCBT Financial Corp.	56	1,926
Schlumberger, Ltd.	2,379	176,379
Scholastic Corp.	469	14,328
Scotts Miracle-Gro Co. (The), Class A	34	1,782
Seattle Genetics, Inc.(1)	1,072	21,193
SemGroup Corp.(1)	520	16,536
Sempra Energy	2,172	140,615
Semtech Corp.(1)	119	3,244
Sequenom, Inc.(1)	4,068	20,828
Shaw Group, Inc. (The)(1)	71	2,149
Shenandoah Telecommunications Co.	211	2,353
Sherwin-Williams Co. (The)	816	98,148
Sigma-Aldrich Corp.	231	16,378
Signature Bank(1)	710	46,640
Silicon Image, Inc.(1)	3,013	18,078
Silicon Laboratories, Inc.(1)	602	21,365
Simmons First Natl Corp., Class A	64	1,558
Skywest, Inc.	124	1,115
Skyworks Solutions, Inc.(1)	862	23,395
South Jersey Industries, Inc.	365	17,976
Southern Co. (The)	5,054	232,181
Southwest Airlines Co.	5,396	44,679
Southwest Gas Corp.	640	26,893
Spectra Energy Corp.	8,487	260,890
Spectrum Pharmaceuticals, Inc.(1)	275	2,923
Stage Stores, Inc.	106	1,619
Standard Microsystems Corp.(1)	124	3,284
Standex International Corp.	316	13,923
Stanley Black & Decker, Inc.	626	45,798
Starbucks Corp.	2,366	135,761
Stericycle, Inc.(1)	871	75,429
Sturm Ruger & Co., Inc.	104	5,935
Suncoke Energy, Inc.(1)	210	3,196
Sunoco, Inc.	1,429	70,435
SunTrust Banks, Inc.	1,593	38,678
Supertex, Inc.(1)	1,451	29,702
Susquehanna Bancshares, Inc.	229	2,375
SVB Financial Group(1)	62	3,974
Sysco Corp.	2,483	71,759
Targacept, Inc.(1)	94	447
Target Corp.	2,000	115,880
Techne Corp.	354	23,697
Teekay Corp.	1,030	37,183
Tejon Ranch Co.(1)	64	1,911
Telephone & Data Systems, Inc.	1,123	27,278
Teradata Corp.(1)	717	50,032
Terreno Realty Corp.	1,129	16,145
Territorial Bancorp, Inc.	3,542	76,932
Tesoro Corp.(1)	1,753	40,757
Tetra Tech, Inc.(1)	1,285	34,309
Texas Capital Bancshares, Inc.(1)	504	19,006
Texas Industries, Inc.	575	19,326
Texas Instruments, Inc.	5,974	190,810
Texas Roadhouse, Inc.	1,171	20,200
TFS Financial Corp.(1)	2,168	21,311
Thomas & Betts Corp.(1)	33	2,373
Time Warner, Inc.	3,152	118,074
Titanium Metals Corp.	173	2,555
TJX Companies, Inc. (The)	4,018	167,591
Toll Brothers, Inc.(1)	1,311	33,299
Towers Watson & Co., Class A	594	38,848
Trex Co., Inc.(1)	90	2,880
Trustco Bank Corp.	2,143	11,722
TW Telecom, Inc.(1)	1,322	28,793
U.S. Bancorp	4,520	145,408
UGI Corp.	1,038	30,289
UIL Holdings Corp.	310	10,655
Umpqua Holdings Corp.	1,296	17,159
Union Pacific Corp.	1,268	142,574
United Continental Holdings, Inc.(1)	151	3,310
United Financial Bancorp, Inc.	103	1,652
United Parcel Service, Inc., Class B	3,785	295,760
United States Steel Corp.	455	12,890
United Technologies Corp.	2,085	170,219
United Therapeutics Corp.(1)	358	15,662
UnitedHealth Group, Inc.	2,569	144,249
Universal Corp., VA	68	3,116
URS Corp.	1,102	45,524
US Cellular Corp.(1)	493	19,335
USEC, Inc.(1)	792	667

See Notes to Consolidated Financial Statements.
31

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

USG Corp.(1)	324	$5,848
Valero Energy Corp.	3,959	97,787
Valmont Industries, Inc.	389	48,209
Valspar Corp.	83	4,245
Vectren Corp.	104	3,063
VeriSign, Inc.	1,344	55,252
Verisk Analytics, Inc., Class A(1)	126	6,168
Verizon Communications, Inc.	9,216	372,142
Vertex Pharmaceuticals, Inc.(1)	764	29,399
Viacom, Inc., Class B	1,376	63,833
Viad Corp.	644	11,644
ViewPoint Financial Group	1,684	26,792
Visa, Inc., Class A	2,012	247,436
Vitamin Shoppe, Inc.(1)	274	12,897
VIVUS, Inc.(1)	352	8,525
VMware, Inc., Class A(1)	170	18,992
Volterra Semiconductor Corp.(1)	459	15,097
Vulcan Materials Co.	1,091	46,706
W.W. Grainger, Inc.	557	115,756
Wal-Mart Stores, Inc.	7,160	421,796
Walgreen Co.	1,396	48,944
Washington Banking Co.	141	1,966
Washington Federal, Inc.	2,109	36,992
Washington Post Co., Class B	241	91,139
Waste Connections, Inc.	1,695	54,630
Waste Management, Inc.	4,297	146,957
Watsco, Inc.	560	40,292
Watson Pharmaceuticals, Inc.(1)	991	74,682
Watts Water Technologies, Inc.	53	1,951
WebMD Health Corp.(1)	1,251	28,460
Webster Financial Corp.	146	3,319
WellPoint, Inc.	1,260	85,453
Wells Fargo & Co.	7,396	247,248
Wendy’s Co. (The)	3,955	19,261
Wesbanco, Inc.	84	1,720
WESCO International, Inc.(1)	58	3,851
Westamerica Bancorporation	65	2,982
Western Alliance Bancorp(1)	1,256	11,028
Western Refining, Inc.	1,219	23,222
Western Union Co.	1,860	34,187
Westfield Financial, Inc.	234	1,748
Wet Seal, Inc. (The)(1)	397	1,306
WGL Holdings, Inc.	936	37,543
Willbros Group, Inc.(1)	327	1,766
Williams Cos., Inc.	931	31,682
Windstream Corp.	1,997	22,446
World Fuel Services Corp.	827	36,438
World Wrestling Entertainment, Inc.	8,276	65,215
WPX Energy, Inc.(1)	758	13,318
Xilinx, Inc.	1,949	70,905
Yahoo! Inc.(1)	2,383	37,032
Yum! Brands, Inc.	3,479	253,028
Zions Bancorporation	2,563	52,260

		$30,113,633

Total Common Stocks
(identified cost $83,164,476)		$86,978,051

Equity-Linked Securities(6) — 1.2%

	Maturity
Security	Date	Shares	Value

India(7) — 1.1%

ABB Ltd.	11/2/16	300	$4,627
Adani Enterprises Ltd.	11/2/16	2,400	12,795
Adani Ports and Special Economic Zone	11/2/16	6,100	14,793
Adani Power Ltd.	11/2/16	11,200	13,633
Apollo Hospitals Enterprises Ltd.	11/2/16	400	4,784
Asian Paints Ltd.	8/17/16	400	26,652
Axis Bank Ltd.	10/8/14	2,700	56,457
Bajaj Auto Ltd.	7/29/16	700	21,483
Bank of Baroda	9/29/14	1,600	23,280
Bharat Forge Ltd.	11/2/16	700	4,252
Bharat Heavy Electricals Ltd.	9/29/14	4,300	18,275
Bharti Airtel Ltd.	9/29/14	14,500	85,115
Cairn India Ltd.	9/29/14	3,700	24,124
Cipla Ltd.	9/29/14	3,000	17,670
Coal India Ltd.	11/2/16	6,600	44,127
Colgate-Palmolive (India) Ltd.	10/1/14	200	4,190
Divi’s Laboratories Ltd.	11/2/16	300	4,874
DLF Ltd.	11/2/16	9,400	33,355
Essar Oil Ltd.	11/2/16	3,000	3,097
Exide Industries Ltd.	11/2/16	1,600	3,926
Federal Bank Ltd.	7/29/16	600	4,758
GAIL India Ltd.	4/6/16	4,400	27,590
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	100	4,068
Glenmark Pharmaceuticals Ltd.	11/2/16	600	3,695
Grasim Industries Ltd.	9/29/14	300	14,535
Gujarat State Petronet Ltd.	11/2/16	2,000	2,503
Hero Motocorp Ltd.	10/8/14	700	29,638
Hindalco Industries Ltd.	6/30/16	11,200	25,536
Hindustan Petroleum Corp. Ltd.	10/13/14	700	3,990
Hindustan Unilever Ltd.	10/1/14	7,700	60,753
Hindustan Zinc Ltd.	10/13/14	2,000	4,820
IDBI Bank Ltd.	11/2/16	3,500	6,744

See Notes to Consolidated Financial Statements.
32

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

	Maturity
Security	Date	Shares	Value

India(7) (continued)

Idea Cellular Ltd.	11/2/16	11,500	$17,130
IFCI Ltd.	10/13/14	12,400	9,672
Indiabulls Financial Services Ltd.	11/2/16	4,000	18,410
Indian Oil Corp. Ltd.	4/26/16	4,300	21,586
IndusInd Bank Ltd.	12/15/14	7,300	45,771
Infrastructure Development Finance Company Ltd.	10/8/14	12,300	28,167
ITC Ltd.	9/29/14	10,300	47,792
Jaiprakash Associates Ltd.	10/13/14	13,200	18,612
Jindal Saw Ltd.	10/4/16	1,600	4,736
Jindal Steel and Power Ltd. JSPL	9/29/14	3,800	36,176
Kotak Mahindra Bank Ltd.	10/13/14	4,600	50,646
Larsen & Toubro Ltd.	11/4/14	1,200	27,816
Lupin Ltd.	11/2/16	2,000	20,964
Mahindra & Mahindra Ltd.	10/15/14	2,400	32,184
Maruti Suzuki India Ltd.	9/29/14	800	20,736
National Hydroelectric Power Corp. Ltd.	11/2/16	8,000	2,869
Nestle India, Ltd.	9/8/15	200	17,672
NMDC Ltd.	11/2/16	8,400	27,830
NTPC Ltd.	4/26/16	14,700	45,129
Oil and Natural Gas Corp., Ltd.	4/26/16	11,400	58,140
Oil India Ltd.	11/2/16	3,250	28,155
Power Finance Co.	7/27/15	7,000	22,470
Power Grid Corp. of India Ltd.	11/16/15	13,000	27,300
Ranbaxy Laboratories Ltd.	11/2/16	2,000	19,085
Reliance Communications Ltd.	4/26/16	10,200	14,484
Reliance Infrastructure Ltd.	4/26/16	1,800	17,946
Reliance Power Ltd.	11/2/16	9,700	19,704
Shriram Transport Finance Co.	9/24/14	2,100	22,659
Siemens Ltd.	11/2/16	1,200	17,639
Sun Pharmaceutical Industries Ltd.	4/26/16	3,200	36,448
Tata Chemicals Ltd.	6/30/16	800	5,080
Tata Consultancy Services Ltd.	10/13/14	2,700	63,585
Tata Power Co. Ltd.	4/26/16	11,400	22,800
Tata Steel Ltd.	10/13/14	2,500	21,900
Torrent Power Ltd.	11/2/16	800	3,095
Union Bank of India Ltd.	7/29/16	1,800	7,632
United Breweries Ltd.	11/2/16	2,200	22,388
Wipro Ltd.	10/13/14	3,300	25,245
Yes Bank Ltd.	11/2/16	5,900	39,151

			$1,598,943

Kuwait(8) — 0.1%

Al Safwa Group Holding Co. KSC	11/15/13	5,000	$13,370
Boubyan Petrochemicals Co.	10/4/13	5,000	11,035
Commercial Bank of Kuwait SAK	2/25/14	5,000	13,905
Gulf Bank	10/4/13	10,000	42,240
Gulf Cable and Electrical Industries Co.	11/4/13	2,500	11,695
Kuwait Finance House KSC	1/14/14	5,000	13,190
Kuwait Foods Co. (Americana)	11/15/13	2,500	21,802
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	8,680
Mobile Telecommunications Co.	9/20/13	160,000	10,400
National Bank of Kuwait SAK	10/15/13	5,000	7,850
National Mobile Telecommunications Co. KSC	1/7/14	2,500	12,113

			$166,280

Total Equity-Linked Securities
(identified cost $1,890,694)			$1,765,223

Rights(1) — 0.0%(3)

Security	Shares	Value

Thai Union Frozen Products PCL, Exp. 5/18/12	1,860	$1,376

Total Rights
(identified cost $0)		$1,376

Short-Term Investments — 37.9%

U.S. Treasury Obligations — 13.5%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 2/7/13(9)	$20,000	$19,975,360

Total U.S. Treasury Obligations
(identified cost $19,975,717)		$19,975,360

Other — 24.4%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(10)	$36,090	$36,090,308

Total Other
(identified cost $36,090,308)		$36,090,308

Total Short-Term Investments
(identified cost $56,066,025)		$56,065,668

Total Investments — 97.8%
(identified cost $141,121,195)		$144,810,318

Other Assets, Less Liabilities — 2.2%		$3,293,549

Net Assets — 100.0%		$148,103,867

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

See Notes to Consolidated Financial Statements.
33

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Portfolio of Investments (Unaudited) — continued

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
PC	- Participation Certificate
PCL	- Public Company Ltd.
PFC Shares	- Preference Shares
PPS	- Partially Protected Shares
SDR	- Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)	Amount is less than 0.05%.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $1,765,223 or 1.2% of the Portfolio’s net assets.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	63.8%	$94,462,287
Euro	7.4	10,902,311
British Pound Sterling	2.7	4,060,452
Japanese Yen	2.6	3,905,054
Hong Kong Dollar	2.6	3,841,806
Swiss Franc	1.4	2,025,883
Australian Dollar	1.4	2,000,674
South African Rand	1.3	1,929,277
South Korean Won	1.3	1,916,924
New Taiwan Dollar	1.3	1,877,693
Singapore Dollar	1.0	1,453,742
Other currency, less than 1% each	11.0	16,434,215

Total Investments	97.8%	$144,810,318

Sector Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	10.8%	$16,014,564
Industrials	7.1	10,453,038
Consumer Discretionary	6.4	9,446,200
Consumer Staples	6.2	9,254,307
Information Technology	6.1	9,099,270
Energy	5.3	7,788,942
Materials	5.1	7,576,884
Health Care	4.9	7,297,337
Telecommunication Services	4.4	6,468,197
Utilities	3.6	5,345,911
Short-Term Investments	37.9	56,065,668

Total Investments	97.8%	$144,810,318

See Notes to Consolidated Financial Statements.
34

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $105,030,887)	$108,720,010
Affiliated investment, at value (identified cost, $36,090,308)	36,090,308
Cash	6,365
Foreign currency, at value (identified cost, $102,862)	103,760
Dividends receivable	227,175
Interest receivable from affiliated investment	2,690
Receivable for variation margin on open financial futures contracts	3,280,675
Receivable for open forward foreign currency exchange contracts	373,606
Receivable for open swap contracts	761,061
Receivable for closed swap contracts	109,956
Tax reclaims receivable	21,279
Receivable from affiliates	57,210

Total assets	$149,754,095

Liabilities

Payable for investments purchased	$3,246
Payable for open forward foreign currency exchange contracts	7,377
Payable for open swap contracts	762,142
Payable for closed swap contracts	715,448
Payable to affiliates:
Investment adviser fee	121,517
Trustees’ fees	188
Accrued foreign capital gains taxes	1,092
Accrued expenses	39,218

Total liabilities	$1,650,228

Net Assets applicable to investors’ interest in Portfolio	$148,103,867

Sources of Net Assets

Investors’ capital	$145,001,198
Net unrealized appreciation	3,102,669

Total	$148,103,867

See Notes to Consolidated Financial Statements.
35

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Dividends (net of foreign taxes, $65,256)	$847,822
Interest	5,336
Interest allocated from affiliated investment	13,597
Expenses allocated from affiliated investment	(2,231)

Total investment income	$864,524

Expenses

Investment adviser fee	$456,898
Trustees’ fees and expenses	1,317
Custodian fee	125,286
Legal and accounting services	56,238
Miscellaneous	14,430

Total expenses	$654,169

Deduct —
Allocation of expenses to affiliates	$57,210
Reduction of custodian fee	3

Total expense reductions	$57,213

Net expenses	$596,956

Net investment income	$267,568

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(30,221)
Investment transactions allocated from affiliated investment	175
Financial futures contracts	(1,278,010)
Swap contracts	(1,047,905)
Foreign currency and forward foreign currency exchange contract transactions	(320,514)

Net realized loss	$(2,676,475)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,092)	$3,688,031
Financial futures contracts	(953,064)
Swap contracts	(1,081)
Foreign currency and forward foreign currency exchange contracts	368,783

Net change in unrealized appreciation (depreciation)	$3,102,669

Net realized and unrealized gain	$426,194

Net increase in net assets from operations	$693,762

See Notes to Consolidated Financial Statements.
36

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Statement of Changes in Net Assets

Six Months Ended
April 30, 2012
Increase (Decrease) in Net Assets	(Unaudited)

From operations —
Net investment income	$267,568
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(2,676,475)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	3,102,669

Net increase in net assets from operations	$693,762

Capital transactions —
Contributions	$160,571,469
Withdrawals	(13,161,364)

Net increase in net assets from capital transactions	$147,410,105

Net increase in net assets	$148,103,867

Net Assets

At beginning of period	$—

At end of period	$148,103,867

See Notes to Consolidated Financial Statements.
37

Parametric Structured Absolute Return Portfolio

April 30, 2012

Consolidated Supplementary Data

	Six Months Ended
	April 30, 2012
Ratios/Supplemental Data	(Unaudited)

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.30	%(2)(3)
Net investment income	0.58	%(2)
Portfolio Turnover	4	%(4)

Total Return	0.80	%(4)

Net assets, end of period (000’s omitted)	$148,104

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser subsidized certain operating expenses (equal to 0.12% of average daily net assets for the six months ended April 30, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would have been lower.
(4)	Not annualized.

See Notes to Consolidated Financial Statements.
38

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited)

1 Significant Accounting Policies

Parametric Structured Absolute Return Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2011. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Parametric Structured Absolute Return Fund held an interest of 78.9%, 8.2% and 7.2%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2012 were $6,511,614 or 4.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

39

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Prior to December 1, 2011, the Portfolio was subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the six months ended April 30, 2012, such tax amounted to $6,556 and is included in net realized gain (loss) on foreign currency and forward foreign currency exchange contract transactions.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market

40

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Notes to Consolidated Financial Statements (Unaudited) — continued

conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

L Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee amounted to $456,898 or 1.00% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $57,210 in total of the Portfolio’s operating expenses for the six months ended April 30, 2012.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $87,508,454 and $2,423,012, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$141,121,195

Gross unrealized appreciation	$5,857,852
Gross unrealized depreciation	(2,168,729)

Net unrealized appreciation	$3,689,123

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Notes to Consolidated Financial Statements (Unaudited) — continued

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
				Net Unrealized
				Appreciation
Settlement Date	In Exchange For	Deliver	Counterparty	(Depreciation)

5/10/12	Australian Dollar 2,651,985	United States Dollar 2,725,445	State Street Bank and Trust Co.	$35,438
5/10/12	British Pound Sterling 1,708,517	United States Dollar 2,704,634	State Street Bank and Trust Co.	67,981
5/10/12	Canadian Dollar 2,705,890	United States Dollar 2,727,162	State Street Bank and Trust Co.	11,486
5/10/12	Euro 2,064,977	United States Dollar 2,697,686	State Street Bank and Trust Co.	35,797
5/10/12	Israeli Shekel 10,152,964	United States Dollar 2,703,168	State Street Bank and Trust Co.	(7,377)
5/10/12	Japanese Yen 223,715,048	United States Dollar 2,717,792	State Street Bank and Trust Co.	84,436
5/10/12	New Zealand Dollar 3,338,308	United States Dollar 2,720,120	State Street Bank and Trust Co.	8,348
5/10/12	Norwegian Krone 15,630,432	United States Dollar 2,698,960	State Street Bank and Trust Co.	31,494
5/10/12	Singapore Dollar 3,416,908	United States Dollar 2,713,173	State Street Bank and Trust Co.	47,984
5/10/12	Swedish Krona 18,194,804	United States Dollar 2,692,973	State Street Bank and Trust Co.	13,303
5/10/12	Swiss Franc 2,485,029	United States Dollar 2,700,737	State Street Bank and Trust Co.	37,339

				$366,229

Futures Contracts
					Net Unrealized
Expiration					Appreciation
Month/Year	Contracts	Position	Aggregate Cost	Value	(Depreciation)

6/12	101 E-mini MSCI EAFE Index	Short	$(7,747,840)	$(7,608,330)	$139,510
6/12	90 E-mini MSCI Emerging Markets Index	Short	(4,725,735)	(4,587,300)	138,435
6/12	354 E-mini S&P 500 Index	Short	(24,084,115)	(24,666,720)	(582,605)
6/12	378 United States Dollar Index	Long	30,452,948	29,804,544	(648,404)

					$(953,064)

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Parametric Structured Absolute Return Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Bank of America	$6,758,485	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD-LIBOR-BBA+0.175%	10/31/12	$0
Bank of America	1,502,444	Pays	Total Return on MSCI Daily Gross EAFE USD Index	Receives	3-Month USD-LIBOR-BBA+0.20%	10/31/12	0
Bank of America	6,451,903	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA-0.40%	10/31/12	0
Bank of America	6,703,025	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR-BBA-0.40%	10/31/12	0
Bank of America	6,321,275	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.08%	10/31/12	0
Bank of America	1,690,415	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.12%	10/31/12	0
Bank of America	5,692,442	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.14%	10/31/12	0
Bank of America	6,236,493	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR-BBA+0.14%	10/31/12	0
Merrill Lynch International	25,145,550	Pays	Excess Return on Dow Jones — UBS Commodity Index	Pays	0.15%	5/2/12	459,935
Merrill Lynch International	1,969,500	Pays	Excess Return on Dow Jones — UBS Commodity Index	Pays	0.15	5/2/12	37,515
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	5/2/12	(130,053)
Merrill Lynch International	170,000	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	5/2/12	(5,597)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	5/2/12	(5,069)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	5/2/12	29,966

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps — continued
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$135,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23%	5/2/12	$425
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	5/2/12	(4,890)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	5/2/12	(23,447)
Merrill Lynch International	145,000	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	5/2/12	(3,965)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	5/2/12	(13,965)
Merrill Lynch International	204,000	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	5/2/12	(135)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	5/2/12	37,620
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	5/2/12	7,675
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	5/2/12	(49,497)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	5/2/12	(1,753)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	5/2/12	(58,033)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	5/2/12	(4,081)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	5/2/12	(39,992)

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Parametric Structured Absolute Return Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps — continued
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$135,000	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23%	5/2/12	$(7,305)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	5/2/12	23,557
Merrill Lynch International	90,000	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	5/2/12	2,428
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	5/2/12	(14,513)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	5/2/12	(18,665)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	5/2/12	(43,281)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	5/2/12	(1,132)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	5/2/12	(29,425)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	5/2/12	(1,620)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	5/2/12	(17,239)
Merrill Lynch International	90,000	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	5/2/12	(895)
Merrill Lynch International	519,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	5/2/12	(54,639)
Merrill Lynch International	90,000	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	5/2/12	(6,232)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	5/2/12	(88,486)

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Parametric Structured Absolute Return Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps — continued
		Portfolio Pays/
		Receives Return					Net Unrealized
	Notional	on Reference		Portfolio Pays/		Expiration	Appreciation
Counterparty	Amount	Index	Reference Index	Receives Rate	Rate	Date	(Depreciation)

Merrill Lynch International	$114,000	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28%	5/2/12	$(7,335)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	5/2/12	126,247
Merrill Lynch International	95,000	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	5/2/12	9,235
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	5/2/12	(91,041)
Merrill Lynch International	1,038,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	5/2/12	(21,322)
Merrill Lynch International	110,000	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	5/2/12	(1,688)
Merrill Lynch International	1,038,000	Receives	Excess Return on Dow Jones — UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	5/2/12	26,458
Merrill Lynch International	95,000	Receives	Excess Return on Dow Jones — UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	5/2/12	(255)
Merrill Lynch International	2,076,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	5/2/12	(13,557)
Merrill Lynch International	100,000	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	5/2/12	(3,035)

							$(1,081)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $769,519. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,408,263 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,244,623, with the highest amount from any one counterparty being $761,061. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $878,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

	Fair Value
	Equity	Foreign
Consolidated Statement of Assets and Liabilities Caption	Price	Exchange	Commodity

Net unrealized appreciation*	$277,945	$—	$—
Receivable for open forward foreign currency exchange contracts	—	373,606	—
Receivable for open swap contracts	—	—	761,061

Total Asset Derivatives	$277,945	$373,606	$761,061

Net unrealized appreciation*	$(582,605)	$(648,404)	$—
Payable for open forward foreign currency exchange contracts	—	(7,377)	—
Payable for open swap contracts	—	—	(762,142)

Total Liability Derivatives	$(582,605)	$(655,781)	$(762,142)

*  Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

	Equity	Foreign
Consolidated Statement of Operations Caption	Price	Exchange	Commodity

Net realized gain (loss) —
Financial futures contracts	$(1,781,469)	$503,459	$—
Swap contracts	(1,291,957)	—	244,052
Foreign currency and forward foreign currency exchange contract transactions	—	(295,462)	—

Total	$(3,073,426)	$207,997	$244,052

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$(304,660)	$(648,404)	$—
Swap contracts	—	—	(1,081)
Foreign currency and forward foreign currency exchange contracts	—	366,229	—

Total	$(304,660)	$(282,175)	$(1,081)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $40,370,000, $18,312,000 and $61,826,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2012.

7 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48

Parametric Structured Absolute Return Portfolio

April 30, 2012

Notes to Consolidated Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$710,187	$18,928,166	$4,408	$19,642,761
Developed Europe	1,282,433	19,769,025	—	21,051,458
Emerging Europe	569,336	4,122,715	—	4,692,051
Latin America	5,893,703	—	—	5,893,703
Middle East/Africa	328,675	4,810,013	—	5,138,688
North America	30,559,390	—	—	30,559,390

Total Common Stocks	$39,343,724	$47,629,919 *	$4,408	$86,978,051

Equity-Linked Securities	$—	$1,765,223	$—	$1,765,223
Rights	1,376	—	—	1,376
Short-Term Investments —
U.S. Treasury Obligations	—	19,975,360	—	19,975,360
Other	—	36,090,308	—	36,090,308

Total Investments	$39,345,100	$105,460,810	$4,408	$144,810,318

Forward Foreign Currency Exchange Contracts	$—	$373,606	$—	$373,606
Futures Contracts	277,945	—	—	277,945
Swap Contracts	—	761,061	—	761,061

Total	$39,623,045	$106,595,477	$4,408	$146,222,930

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,377)	$—	$(7,377)
Futures Contracts	(1,231,009)	—	—	(1,231,009)
Swap Contracts	—	(762,142)	—	(762,142)

Total	$(1,231,009)	$(769,519)	$—	$(2,000,528)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of November 1, 2011 (commencement of operations)	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(931)
Cost of purchases	5,339
Proceeds from sales	—
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of April 30, 2012	$4,408

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012	$(931)

*	Amount is included in the related amount on investments in the Statement of Operations.

49

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory and administrative agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 17, 2011, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Parametric Structured Absolute Return Fund (the “Fund”) with Eaton Vance Management (“EVM”), and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), as well as the investment advisory agreement of Parametric Structured Absolute Return Portfolio (the “Portfolio”), the portfolio in which the Fund invests with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are collectively referred to herein as the “Adviser”) and the sub-advisory agreement of the Portfolio with the Sub-adviser. The Board reviewed information furnished for the October 17, 2011 meeting as well as information previously furnished with respect to the investment advisory agreement of the Portfolio and the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and/or the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports and/or other information provided by the Adviser describing the financial results and condition of the Adviser and Sub-adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and, with respect to the Adviser, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and
•	The terms of the investment advisory and administrative agreement, investment advisory agreement and sub-advisory agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and

50

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Sub-adviser, and the Portfolio’s investment advisory agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund and the investment advisory and sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund and the investment advisory agreement and sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services to be provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In this regard, the Board considered the Adviser’s role in supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board considered the abilities and experience of such personnel in making investments in long and short exposures to equity securities, commodities and currency markets, including U.S., international and emerging markets equities, and derivative instruments linked to equities, commodities and currencies. The Board also evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board also reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of Fund holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement, the investment advisory agreement and the sub-advisory agreements.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory, administrative and sub-advisory services, either directly or indirectly through its investment in the Portfolio and the contractual fee rates to be payable by the Portfolio for advisory and sub-advisory services (collectively referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in connection with providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund, the Portfolio and other investment advisory clients.

51

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio and the Fund, the structure of the advisory fees, which include breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

52

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Structured Absolute Return Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Parametric Structured Absolute Return Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured Absolute Return Fund and Parametric Structured Absolute Return Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

53

Eaton Vance
Parametric Structured Absolute Return Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser of Parametric Structured Absolute Return Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Parametric Structured Absolute Return Portfolio and Eaton Vance Parametric Structured Absolute Return Fund
Parametric Portfolio Associates LLC
1918 Eighth Avenue, Suite 3100
Seattle, WA 98101

Investment Adviser and Administrator of Eaton Vance Parametric Structured Absolute Return Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5797-6/12	PPASARSRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 18, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 18, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	June 18, 2012